UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedules of Investments.

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 3.9%
AES Tiete Energia SA, NVS	1,260,000	$ 3,373,263
Aliansce Shopping Centers SA	934,000	3,804,670
Alupar Investimento SA, Units, NVS	1,486,024	6,232,917
Ambev SA	36,303,999	191,948,481
Arezzo Industria e Comercio SA	475,712	5,460,906
Atacadao Distribuicao Comercio e Industria Ltda	2,933,900	12,565,810
B2W Cia. Digital(a)	1,605,174	10,926,588
B3 SA - Brasil, Bolsa, Balcao	16,453,228	96,182,053
Banco Bradesco SA	8,166,524	57,191,216
Banco do Brasil SA	6,765,513	55,173,435
Banco Santander Brasil SA, NVS	3,315,063	30,070,173
BB Seguridade Participacoes SA	5,402,743	37,807,087
BR Malls Participacoes SA	6,596,865	18,245,649
BR Properties SA	1,013,600	2,082,153
BRF SA(a)	4,046,958	23,277,303
CCR SA	9,791,187	27,080,524
Centrais Eletricas Brasileiras SA(a)	1,828,000	7,181,332
Cia. de Saneamento Basico do Estado de Sao Paulo	2,734,228	19,199,544
Cia. de Saneamento de Minas Gerais-COPASA	604,400	7,011,206
Cia. Hering	1,061,674	4,840,758
Cia. Siderurgica Nacional SA(a)	5,117,956	10,582,098
Cielo SA	9,633,618	43,847,377
Cosan SA Industria e Comercio	1,375,877	14,334,939
CVC Brasil Operadora e Agencia de Viagens SA	1,106,540	15,153,808
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,106,700	6,613,048
Duratex SA	2,758,908	7,223,145
EcoRodovias Infraestrutura e Logistica SA	2,044,200	4,336,456
EDP - Energias do Brasil SA	2,448,200	8,690,862
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	968,705	9,104,248
Embraer SA	5,431,883	32,803,815
Engie Brasil Energia SA	1,053,900	10,468,109
Equatorial Energia SA	1,633,376	26,662,619
Estacio Participacoes SA	2,254,024	15,222,326
Ez Tec Empreendimentos e Participacoes SA	615,823	2,974,895
Fibria Celulose SA	2,011,600	38,232,851
Fleury SA	1,433,614	9,462,341
Gafisa SA(a)	1	3
Hypera SA	2,696,100	20,415,950
Iguatemi Empresa de Shopping Centers SA	751,400	6,339,600
Instituto Hermes Pardini SA	394,074	2,100,501
Iochpe Maxion SA	862,828	5,511,923
IRB Brasil Resseguros S/A	469,615	6,080,701
JBS SA	7,379,561	17,695,649
JSL SA(a)	221,213	316,014
Klabin SA, NVS	5,421,624	30,558,099
Kroton Educacional SA	11,083,415	32,172,424
Light SA	842,500	2,793,968
Linx SA	1,038,300	5,297,378
Localiza Rent a Car SA	4,159,684	27,622,880
Lojas Renner SA	5,848,960	46,599,440
M. Dias Branco SA	902,704	10,180,736
Magazine Luiza SA	630,821	18,365,385
Magnesita Refratarios SA	455,844	8,248,903
Marfrig Global Foods SA(a)	2,201,013	4,675,021
Minerva SA	1,304,000	2,479,107
Security	Shares	Value
Brazil (continued)
MRV Engenharia e Participacoes SA	2,416,592	$ 8,740,885
Multiplan Empreendimentos Imobiliarios SA	621,011	9,783,627
Multiplus SA	485,600	3,390,287
Natura Cosmeticos SA	1,539,817	13,942,517
Odontoprev SA	2,323,600	8,710,263
Petrobras Distribuidora SA	2,488,912	12,163,692
Petroleo Brasileiro SA	23,784,279	141,720,211
Porto Seguro SA	982,198	11,211,782
Qualicorp SA	1,980,000	10,128,489
Raia Drogasil SA	1,864,357	31,173,994
Rumo SA(a)	9,018,081	33,442,005
Sao Martinho SA	1,682,711	7,916,407
SLC Agricola SA	660,389	8,033,088
Smiles Fidelidade SA	559,200	8,749,771
Sonae Sierra Brasil SA	403,043	2,280,344
Sul America SA, NVS	1,661,832	8,737,442
Suzano Papel e Celulose SA	3,544,754	41,024,932
TIM Participacoes SA	7,022,400	25,287,089
TOTVS SA	825,000	6,214,001
Transmissora Alianca de Energia Eletrica SA, NVS	1,504,400	7,772,360
Ultrapar Participacoes SA	2,740,180	36,790,322
Vale SA	25,141,883	341,814,298
Via Varejo SA	1,192,835	7,479,142
WEG SA	6,042,059	27,873,571
		1,937,202,206
Chile — 1.0%
AES Gener SA	24,950,311	6,510,666
Aguas Andinas SA, Class A	20,453,624	11,865,508
Banco de Chile	210,534,723	32,646,856
Banco de Credito e Inversiones SA	351,490	24,723,074
Banco Santander Chile	522,598,745	41,904,532
CAP SA	658,056	6,848,766
Cencosud SA	10,850,497	28,745,018
Cia. Cervecerias Unidas SA	1,213,437	15,433,999
Cia. Sud Americana de Vapores SA(a)	146,425,449	5,642,224
Colbun SA	66,988,232	15,093,072
Empresa Nacional de Telecomunicaciones SA	1,193,708	12,755,260
Empresas CMPC SA	9,691,501	36,669,259
Empresas COPEC SA	3,341,084	50,950,520
Enel Americas SA	230,766,214	44,584,881
Enel Chile SA	239,002,698	25,801,008
Engie Energia Chile SA	4,240,515	8,511,038
Inversiones Aguas Metropolitanas SA	4,048,982	6,622,186
Inversiones La Construccion SA	452,307	7,905,249
Itau CorpBanca	1,177,213,735	12,128,750
Latam Airlines Group SA	2,404,626	28,958,753
Parque Arauco SA	5,251,891	15,167,889
SACI Falabella	5,419,834	50,677,441
Salfacorp SA	5,372,491	9,462,980
SONDA SA	3,728,467	6,082,631
Vina Concha y Toro SA	3,895,993	8,319,766
		514,011,326
China — 30.8%
21Vianet Group Inc., GDR(a)	736,262	6,088,887
361 Degrees International Ltd.	9,186,000	2,892,528
3SBio Inc.(a)(b)(c)	10,187,000	29,155,249
51job Inc., ADR(a)	239,203	25,451,199
58.com Inc., ADR(a)	743,516	60,388,370
AAC Technologies Holdings Inc.	5,828,000	87,745,237

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Agile Group Holdings Ltd.	13,338,500	$ 25,438,570
Agricultural Bank of China Ltd., Class A	9,022,173	5,056,569
Agricultural Bank of China Ltd., Class H	230,027,000	119,058,103
AGTech Holdings Ltd.(a)(c)	28,032,000	3,287,729
Air China Ltd., Class H	14,840,000	17,196,968
Ajisen China Holdings Ltd.(c)	9,636,000	3,918,696
Alibaba Group Holding Ltd., ADR(a)(c)	9,141,308	1,810,070,396
Alibaba Health Information Technology Ltd.(a)(c)	32,438,000	29,732,886
Alibaba Pictures Group Ltd.(a)(c)	131,270,000	17,069,459
Aluminum Corp. of China Ltd., Class H(a)(c)	32,690,000	17,211,514
Anhui Conch Cement Co. Ltd., Class H	10,032,500	61,518,871
ANTA Sports Products Ltd.(c)	8,959,000	51,624,051
APT Satellite Holdings Ltd.	7,053,500	3,165,202
Asia Cement China Holdings Corp.	6,668,500	4,038,089
Autohome Inc., ADR(c)	473,347	53,355,674
AVIC International Holding HK Ltd.(a)(c)	53,722,000	2,157,331
AviChina Industry & Technology Co. Ltd., Class H	18,715,000	12,501,877
BAIC Motor Corp. Ltd., Class H(b)	13,000,000	12,628,519
Baidu Inc., ADR(a)(c)	2,186,700	530,405,952
Bank of Beijing Co. Ltd., Class A	2,827,600	2,922,310
Bank of China Ltd., Class H	622,721,000	325,485,374
Bank of Communications Co. Ltd., Class A	3,054,000	2,870,225
Bank of Communications Co. Ltd., Class H	70,408,000	55,740,097
Baoshan Iron & Steel Co. Ltd., Class A	1,819,567	2,391,831
Baozun Inc., ADR(a)(c)	307,551	18,855,952
Beijing Capital International Airport Co. Ltd., Class H	13,212,000	19,538,025
Beijing Capital Land Ltd., Class H	10,372,000	5,368,373
Beijing Enterprises Holdings Ltd.	3,966,000	21,917,748
Beijing Enterprises Medical & Health Group Ltd.(a)(c)	79,032,000	4,231,617
Beijing Enterprises Water Group Ltd.(c)	47,676,000	28,748,492
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	3,952,000	8,383,481
Bitauto Holdings Ltd., ADR(a)(c)	234,862	5,855,110
BOC Aviation Ltd.(b)	529,000	3,284,269
BOE Technology Group Co. Ltd., Class A	4,936,500	3,175,168
Bosideng International Holdings Ltd.	48,658,000	5,458,723
Brilliance China Automotive Holdings Ltd.(c)	24,526,000	45,836,854
BYD Co. Ltd., Class H(c)	5,232,500	33,953,233
BYD Electronic International Co. Ltd.(c)	5,958,000	9,463,955
C C Land Holdings Ltd.	24,285,500	5,541,843
CGN Power Co. Ltd., Class H(b)	91,376,000	25,977,127
Changyou.com Ltd., ADR	140,367	2,629,074
Chaowei Power Holdings Ltd.(c)	8,243,000	4,791,861
China Aerospace International Holdings Ltd.(c)	40,756,000	4,364,404
China Agri-Industries Holdings Ltd.	20,949,200	8,893,358
China Aircraft Leasing Group Holdings Ltd.(c)	4,317,500	4,568,404
China Animal Healthcare Ltd.(a)(c)(d)	1,237,000	12,616
China Aoyuan Property Group Ltd.(c)	15,216,000	12,414,653
China BlueChemical Ltd., Class H	18,346,000	6,127,690
China Cinda Asset Management Co. Ltd., Class H	72,129,000	26,114,539
China CITIC Bank Corp. Ltd., Class H	71,598,000	48,649,929
China Communications Construction Co. Ltd., Class H	36,321,000	38,987,375
China Communications Services Corp. Ltd., Class H	21,214,000	13,657,401
China Conch Venture Holdings Ltd.	13,905,500	48,218,048
China Construction Bank Corp., Class H	756,546,000	763,861,517
China Datang Corp. Renewable Power Co. Ltd., Class H	31,366,000	6,557,784
China Dongxiang Group Co. Ltd.	37,996,000	7,217,358
Security	Shares	Value
China (continued)
China Everbright Bank Co. Ltd., Class A	4,201,709	$ 2,604,155
China Everbright Bank Co. Ltd., Class H	20,810,000	10,372,966
China Everbright International Ltd.	20,993,000	31,365,790
China Everbright Ltd.	7,890,000	17,340,770
China Everbright Water Ltd.(c)	10,475,600	3,289,657
China Evergrande Group(a)(c)	23,105,000	67,746,665
China Fiber Optic Network System Group Ltd.(a)(d)	10,394,800	609,577
China First Capital Group Ltd.(a)	25,376,000	25,427,275
China Foods Ltd.(c)	10,588,000	5,318,195
China Galaxy Securities Co. Ltd., Class H	28,333,000	17,734,876
China Gas Holdings Ltd.(c)	14,243,400	59,104,259
China Huarong Asset Management Co. Ltd., Class H(b)	81,224,000	27,336,469
China Huishan Dairy Holdings Co. Ltd.(a)(d)	24,638,800	31
China Huiyuan Juice Group Ltd.(a)(c)	10,877,000	2,801,010
China Innovationpay Group Ltd.(a)(c)	78,440,000	9,399,820
China International Capital Corp. Ltd., Class H(b)	5,808,800	12,248,306
China International Travel Service Corp. Ltd., Class A	121,809	1,286,464
China Investment Fund International Holdings Co. Ltd.(a)	4,240,000	4,329,647
China Jinmao Holdings Group Ltd.	41,682,000	23,805,685
China Lesso Group Holdings Ltd.(c)	352,000	248,154
China Life Insurance Co. Ltd., Class H	58,555,000	163,479,090
China Lilang Ltd.	6,576,000	9,892,315
China Literature Ltd.(a)(b)	934,400	8,725,585
China Lodging Group Ltd., ADR	1,042,000	45,858,420
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	9,880,000	3,551,895
China Longyuan Power Group Corp. Ltd., Class H	25,694,000	23,715,069
China Lumena New Materials Corp.(a)(c)(d)	2,584,000	3
China Maple Leaf Educational Systems Ltd.(c)	7,322,000	13,945,511
China Medical System Holdings Ltd.	11,366,000	27,385,682
China Mengniu Dairy Co. Ltd.	22,477,000	81,665,254
China Merchants Bank Co. Ltd., Class A	1,154,592	5,187,638
China Merchants Bank Co. Ltd., Class H	31,066,964	127,925,006
China Merchants Land Ltd.(c)	22,214,000	4,361,156
China Merchants Port Holdings Co. Ltd.	10,988,270	25,074,741
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	795,379	2,631,210
China Metal Recycling Holdings Ltd., NVS(a)(d)	62,400	—
China Minsheng Banking Corp. Ltd., Class H	41,004,100	39,100,561
China Mobile Ltd.	48,623,000	433,904,247
China Molybdenum Co. Ltd., Class H(c)	31,689,000	20,077,935
China National Building Material Co. Ltd., Class H	32,568,850	37,284,890
China Oil & Gas Group Ltd.	63,488,000	5,018,078
China Oilfield Services Ltd., Class H	15,794,000	16,510,495
China Overseas Grand Oceans Group Ltd.	13,233,500	5,752,852
China Overseas Land & Investment Ltd.	30,182,000	101,002,339
China Pacific Insurance Group Co. Ltd., Class A	563,745	2,928,100
China Pacific Insurance Group Co. Ltd., Class H	20,804,200	89,909,344
China Petroleum & Chemical Corp., Class A	2,286,980	2,517,108
China Petroleum & Chemical Corp., Class H	201,304,200	196,834,993
China Power Clean Energy Development Co. Ltd.(c)	5,381,000	2,970,332
China Power International Development Ltd.	38,974,000	10,831,425
China Railway Construction Corp. Ltd., Class H	16,167,000	18,322,524
China Railway Group Ltd., Class H	31,711,000	25,589,851
China Reinsurance Group Corp., Class H	13,700,000	3,073,883
China Resources Beer Holdings Co. Ltd.	12,598,000	61,190,033
China Resources Cement Holdings Ltd.	10,900,000	12,839,632
China Resources Gas Group Ltd.	7,102,000	26,980,565

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Resources Land Ltd.	21,961,777	$ 80,633,233
China Resources Pharmaceutical Group Ltd.(b)	14,212,000	21,814,024
China Resources Phoenix Healthcare Holdings Co. Ltd.(c)	7,328,500	9,380,002
China Resources Power Holdings Co. Ltd.	15,056,000	30,825,438
China SCE Property Holdings Ltd.	16,974,200	8,958,675
China Shenhua Energy Co. Ltd., Class H	26,910,500	70,328,238
China Shineway Pharmaceutical Group Ltd.(c)	3,865,000	8,415,724
China Singyes Solar Technologies Holdings Ltd.(c)	8,524,000	3,194,809
China Southern Airlines Co. Ltd., Class H	15,342,000	15,177,415
China State Construction Engineering Corp. Ltd., Class A	2,788,178	3,582,372
China State Construction International Holdings Ltd.	16,950,000	20,938,598
China Suntien Green Energy Corp. Ltd., Class H	20,945,000	7,342,892
China Taiping Insurance Holdings Co. Ltd.	13,326,308	47,823,610
China Telecom Corp. Ltd., Class H	108,422,000	50,588,594
China Traditional Chinese Medicine Holdings Co. Ltd.	19,512,000	17,909,703
China Travel International Investment Hong Kong Ltd.	23,850,000	10,580,879
China Unicom Hong Kong Ltd.	47,906,000	65,103,033
China Vanke Co. Ltd., Class A	748,100	2,988,686
China Vanke Co. Ltd., Class H	9,731,887	34,800,384
China Water Affairs Group Ltd.	9,904,000	9,747,249
China Yangtze Power Co. Ltd., Class A	1,373,195	3,668,027
China Yuhua Education Corp Ltd., Class L(b)(c)	10,774,000	7,897,669
China ZhengTong Auto Services Holdings Ltd.(c)	9,268,500	7,999,305
Chinasoft International Ltd.(c)	18,830,000	15,843,399
Chong Sing Holdings FinTech Group Ltd.(a)(c)	148,680,000	19,712,423
Chongqing Rural Commercial Bank Co. Ltd., Class H	19,290,000	12,885,985
CIFI Holdings Group Co. Ltd.	28,402,000	21,978,180
CIMC Enric Holdings Ltd.	6,934,000	8,185,570
CITIC Ltd.	45,438,000	67,541,681
CITIC Resources Holdings Ltd.(c)	33,378,000	3,872,182
CITIC Securities Co. Ltd., Class A	1,501,963	4,370,745
CITIC Securities Co. Ltd., Class H	17,440,000	43,977,129
CNOOC Ltd.	141,903,000	238,791,915
Colour Life Services Group Co. Ltd.(c)	5,909,000	5,762,747
Comba Telecom Systems Holdings Ltd.(c)	22,837,524	3,668,375
Concord New Energy Group Ltd.	102,950,000	4,856,039
Coolpad Group Ltd.(a)(c)(d)	22,836,000	174,673
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	10,864,000	6,107,767
COSCO SHIPPING International Hong Kong Co. Ltd.(c)	9,832,000	4,111,212
COSCO SHIPPING Ports Ltd.(c)	15,070,000	14,504,886
Country Garden Holdings Co. Ltd.	60,101,733	117,841,277
CPMC Holdings Ltd.(c)	5,186,000	3,292,426
CRRC Corp. Ltd., Class A	2,676,521	3,827,511
CRRC Corp. Ltd., Class H	31,504,750	28,154,522
CSPC Pharmaceutical Group Ltd.	37,604,000	117,690,024
CT Environmental Group Ltd.(c)	28,198,000	3,990,207
Ctrip.com International Ltd., ADR(a)(c)	3,107,971	140,138,412
Dah Chong Hong Holdings Ltd.(c)	11,020,000	5,928,545
Dali Foods Group Co. Ltd.(b)	7,943,000	6,126,241
Daqin Railway Co. Ltd., Class A	2,228,758	2,922,756
Dawnrays Pharmaceutical Holdings Ltd.	6,769,000	4,185,240
Dazhong Transportation Group Co. Ltd., Class B	3,955,943	1,894,897
Digital China Holdings Ltd.(a)(c)	8,543,000	5,576,150
Dongfeng Motor Group Co. Ltd., Class H	22,186,000	25,313,731
Security	Shares	Value
China (continued)
Dongjiang Environmental Co. Ltd., Class H	603,300	$ 887,551
Eastern Communications Co. Ltd., Class B	3,992,749	2,303,816
ENN Energy Holdings Ltd.	6,202,000	63,845,222
Fang Holdings Ltd., ADR(a)	2,091,244	10,602,607
Fantasia Holdings Group Co. Ltd.(c)	33,733,500	6,106,662
Far East Horizon Ltd.	18,152,000	19,276,296
FDG Electric Vehicles Ltd.(a)(c)	230,325,000	4,580,573
First Tractor Co. Ltd., Class H	7,560,000	2,602,194
Focus Media Information Technology Co. Ltd., Class A	1,448,395	2,824,228
Foshan Haitian Flavouring & Food Co. Ltd., Class A	361,675	4,231,385
Fosun International Ltd.	20,937,500	46,016,777
Fu Shou Yuan International Group Ltd.	10,786,000	12,017,827
Fufeng Group Ltd.(c)	15,051,400	8,519,497
Fullshare Holdings Ltd.(c)	53,290,000	25,136,312
Future Land Development Holdings Ltd.	14,904,000	11,685,090
Fuyao Glass Industry Group Co. Ltd., Class H(b)	4,304,400	15,940,901
GCL New Energy Holdings Ltd.(a)(c)	75,350,000	4,082,501
GCL-Poly Energy Holdings Ltd.(a)	111,320,000	12,204,662
GDS Holdings Ltd., ADR(a)(c)	539,189	20,386,736
Geely Automobile Holdings Ltd.	39,533,000	112,135,700
Genscript Biotech Corp.(c)	6,430,000	24,017,771
GF Securities Co. Ltd., Class H	10,594,000	17,881,422
Glorious Property Holdings Ltd.(a)(c)	31,861,000	2,274,582
GOME Retail Holdings Ltd.(a)(c)	106,601,000	11,959,088
Great Wall Motor Co. Ltd., Class H	25,569,000	24,936,144
Greatview Aseptic Packaging Co. Ltd.	13,416,000	10,039,573
Gree Electric Appliances Inc. of Zhuhai, Class A	392,100	2,907,641
Greentown China Holdings Ltd.(c)	6,978,000	10,497,046
Guangdong Investment Ltd.	23,348,000	39,349,140
Guangdong Land Holdings Ltd.(a)	10,092,000	2,573,128
Guangzhou Automobile Group Co. Ltd., Class H	17,128,000	29,041,056
Guangzhou R&F Properties Co. Ltd., Class H	7,991,200	18,744,935
Guotai Junan Securities Co. Ltd., Class A(a)	3,030,657	7,943,974
Guotai Junan Securities Co. Ltd., Class H(a)(b)	1,858,200	4,320,872
Haier Electronics Group Co. Ltd.	10,549,000	37,924,033
Haitian International Holdings Ltd.	5,975,000	16,948,140
Haitong Securities Co. Ltd., Class H	25,859,600	32,373,332
Hanergy Thin Film Power Group Ltd.(a)(d)	8,046	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	956,795	5,847,915
Hangzhou Steam Turbine Co. Ltd., Class B	3,278,101	2,962,939
HC International Inc.(c)	5,558,500	3,670,637
Hengan International Group Co. Ltd.(c)	5,920,000	56,376,280
HengTen Networks Group Ltd.(a)(c)	193,236,000	7,759,839
Hi Sun Technology China Ltd.(a)	29,712,000	5,492,297
Hua Han Health Industry Holdings Ltd., Class H(a)(c)(d)	22,424,288	1,286,427
Hua Hong Semiconductor Ltd.(b)(c)	3,628,000	8,787,695
Huabao International Holdings Ltd.(c)	10,075,000	6,653,175
Huaneng Power International Inc., Class H	33,842,000	26,144,645
Huaneng Renewables Corp. Ltd., Class H	40,378,000	17,347,177
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	1,872,103	2,345,745
Huatai Securities Co. Ltd., Class H(b)	12,914,000	25,452,145
Huaxia Bank Co. Ltd., Class A	2,640,852	3,434,309
Hutchison China MediTech Ltd.(a)	21,620	1,205,407
IGG Inc.(c)	13,120,000	20,606,235
iKang Healthcare Group Inc., ADR(a)(c)	544,752	11,102,046

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Industrial & Commercial Bank of China Ltd., Class H	551,498,000	$ 456,994,958
Industrial Bank Co. Ltd., Class A	1,671,600	4,157,177
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	830,383	4,022,635
Inner Mongolia Yitai Coal Co. Ltd., Class B	10,259,003	13,716,287
JA Solar Holdings Co. Ltd., ADR(a)(c)	522,362	3,781,901
JD.com Inc., ADR(a)(c)	5,664,152	199,264,867
Jiangsu Expressway Co. Ltd., Class H	10,690,000	16,135,541
Jiangsu Hengrui Medicine Co. Ltd., Class A	471,092	5,599,019
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	156,282	3,505,546
Jiangxi Copper Co. Ltd., Class H	10,597,000	15,400,751
Jiayuan International Group Ltd.(a)	8,928,000	17,118,122
JinkoSolar Holding Co. Ltd., ADR(a)(c)	286,069	5,040,536
Jumei International Holding Ltd., ADR(a)(c)	1,033,451	2,686,973
Kaisa Group Holdings Ltd.(a)(c)	19,401,000	10,536,293
Kama Co. Ltd., Class B(a)	3,404,200	2,178,688
Kangmei Pharmaceutical Co. Ltd., Class A	1,415,075	5,911,748
Kingboard Chemical Holdings Ltd.(c)	5,828,200	23,181,586
Kingboard Laminates Holdings Ltd.	9,095,500	12,059,076
Kingdee International Software Group Co. Ltd.(c)	18,062,000	19,825,452
Kingsoft Corp. Ltd.(c)	6,622,000	20,893,851
Konka Group Co. Ltd., Class B(a)	8,793,718	3,408,005
KuangChi Science Ltd.(a)(c)	3,054,000	443,842
Kunlun Energy Co. Ltd.	27,098,000	24,665,479
Kweichow Moutai Co. Ltd., Class A	85,536	10,030,311
KWG Property Holdings Ltd.	10,695,500	14,753,072
Lao Feng Xiang Co. Ltd., Class B	889,964	2,965,360
Launch Tech Co. Ltd.	2,356,000	2,823,301
Lee & Man Paper Manufacturing Ltd.	13,675,000	16,038,704
Lee's Pharmaceutical Holdings Ltd.(c)	1,972,000	3,222,916
Lenovo Group Ltd.(c)	61,484,000	32,606,903
Li Ning Co. Ltd.(a)	14,534,000	17,453,807
Lianhua Supermarket Holdings Co. Ltd., Class H(a)(c)	6,194,000	1,895,119
Lifetech Scientific Corp.(a)(c)	25,174,000	9,210,607
Logan Property Holdings Co. Ltd.	6,822,000	10,262,374
Longfor Properties Co. Ltd.	12,267,000	36,750,253
Lonking Holdings Ltd.	19,519,000	9,779,220
Luthai Textile Co. Ltd., Class B	3,227,221	3,822,069
Luye Pharma Group Ltd.(c)	11,870,500	13,029,456
Meitu Inc.(a)(b)	18,368,000	19,458,843
Midea Group Co. Ltd., Class A	655,000	5,410,401
MIE Holdings Corp.(a)	5,206,000	235,606
MMG Ltd.(a)	20,331,999	14,774,373
Momo Inc., ADR(a)	932,002	42,797,532
NetDragon Websoft Holdings Ltd.(c)	1,980,500	5,201,112
NetEase Inc., ADR	625,694	142,858,454
New China Life Insurance Co. Ltd., Class H	6,618,900	30,039,308
New Oriental Education & Technology Group Inc., ADR	1,128,049	112,207,034
Nexteer Automotive Group Ltd.	7,637,000	12,598,278
Nine Dragons Paper Holdings Ltd.	13,714,000	21,818,899
Noah Holdings Ltd., ADR(a)(c)	267,253	16,003,110
North Mining Shares Co. Ltd.(a)(c)	152,120,000	2,462,885
Panda Green Energy Group Ltd.(a)(c)	56,972,852	6,028,374
Parkson Retail Group Ltd.(a)	26,302,500	3,789,043
PAX Global Technology Ltd.(c)	9,464,000	4,826,017
Security	Shares	Value
China (continued)
People's Insurance Co. Group of China Ltd. (The), Class H	54,491,000	$ 25,772,277
PetroChina Co. Ltd., Class H	165,082,000	136,583,592
Phoenix Media Investment Holdings Ltd.	12,090,000	1,078,893
Phoenix New Media Ltd., ADR(a)	373,785	2,059,555
PICC Property & Casualty Co. Ltd., Class H	36,559,360	64,411,103
Ping An Bank Co. Ltd., Class A	1,441,500	2,290,935
Ping An Insurance Group Co. of China Ltd., Class A	705,822	6,846,158
Ping An Insurance Group Co. of China Ltd., Class H	41,230,000	404,197,650
Poly Property Group Co. Ltd.(a)	18,645,000	8,984,798
Poly Real Estate Group Co. Ltd., Class A	1,336,161	2,574,093
Postal Savings Bank of China Co. Ltd., Class H(b)	15,000,000	10,039,329
Pou Sheng International Holdings Ltd.(c)	21,151,000	3,963,714
Q Technology Group Co. Ltd.(c)	3,609,000	3,068,788
Qingdao Haier Co. Ltd., Class A	1,269,393	3,983,295
Renren Inc., ADR(a)(c)	229,147	2,014,202
Road King Infrastructure Ltd.	4,405,000	8,513,325
Ronshine China Holdings Ltd.(a)(c)	3,699,000	5,441,821
SAIC Motor Corp. Ltd., Class A	579,594	3,280,063
Sany Heavy Equipment International Holdings Co. Ltd.	16,404,000	5,228,100
Semiconductor Manufacturing International Corp.(a)(c)	23,815,200	31,149,832
Shandong Airlines Co. Ltd., Class B	1,763,224	3,182,914
Shandong Chenming Paper Holdings Ltd., Class H	339,500	506,384
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,240,000	13,114,232
Shang Gong Group Co. Ltd., Class B(a)	4,236,700	3,427,490
Shanghai Baosight Software Co. Ltd., Class B	1,003,190	1,640,216
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B(a)	5,290,647	3,772,231
Shanghai Electric Group Co. Ltd., Class H(a)	27,362,000	10,464,614
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	4,150,000	26,585,098
Shanghai Haixin Group Co., Class B	5,205,300	2,857,710
Shanghai Industrial Holdings Ltd.	3,948,000	10,493,909
Shanghai Industrial Urban Development Group Ltd.(c)	22,268,000	4,797,578
Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H	392,000	172,908
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	2,000,542	2,324,630
Shanghai Jinjiang International Travel Co. Ltd., Class B	1,058,800	2,401,358
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	2,092,215	1,464,551
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,811,253	11,638,767
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	7,097,900	21,942,986
Shanghai Pudong Development Bank Co. Ltd., Class A	2,153,287	3,546,539
Shanghai Shibei Hi-Tech Co. Ltd., Class B	2,754,218	1,079,653
Shenzhen International Holdings Ltd.	8,549,250	18,702,489
Shenzhen Investment Ltd.	28,496,000	12,097,127
Shenzhou International Group Holdings Ltd.	6,021,000	70,463,696
Shimao Property Holdings Ltd.	9,789,000	28,952,124
Shougang Concord International Enterprises Co. Ltd.(a)(c)	221,544,000	6,354,723
Shougang Fushan Resources Group Ltd.	25,010,000	6,281,076
Shui On Land Ltd.	34,200,166	9,591,908

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	36,457,000	$ 9,434,765
SINA Corp./China(a)	513,789	46,662,317
Sino Biopharmaceutical Ltd.	36,560,000	92,470,236
Sino Oil And Gas Holdings Ltd.(a)	18,435,000	96,357
Sinofert Holdings Ltd.(a)(c)	31,546,000	4,262,891
Sinolink Worldwide Holdings Ltd.(a)(c)	28,346,000	3,649,785
Sino-Ocean Group Holding Ltd.	25,466,500	17,206,766
Sinopec Engineering Group Co. Ltd., Class H	3,382,000	3,634,589
Sinopec Kantons Holdings Ltd.(c)	11,160,000	5,989,636
Sinopec Shanghai Petrochemical Co. Ltd., Class H	28,839,000	21,286,922
Sinopharm Group Co. Ltd., Class H	9,522,000	42,304,354
Sinosoft Technology Group Ltd.(c)	8,925,600	4,119,079
Sinotrans Ltd., Class H	19,437,000	11,026,644
Sinotrans Shipping Ltd.(c)	18,889,000	5,177,279
Sinotruk Hong Kong Ltd.	5,651,000	7,996,545
Skyfame Realty Holdings Ltd.(a)	11,840,000	8,830,020
Skyworth Digital Holdings Ltd.	18,304,000	8,703,801
SMI Holdings Group Ltd.(c)	14,747,999	6,524,041
SOHO China Ltd.	18,081,500	9,450,884
Sohu.com Inc.(a)	269,059	9,756,079
SSY Group Ltd.	18,616,411	19,911,869
Sun Art Retail Group Ltd.	20,248,000	23,851,089
Sunac China Holdings Ltd.(c)	19,373,000	73,721,697
Suning.com Co. Ltd., Class A	2,571,297	6,531,157
Sunny Optical Technology Group Co. Ltd.	5,684,300	115,654,887
Superb Summit International Group Ltd.(a)(c)(d)	6,035,000	11,233
TAL Education Group, Class A, ADR(a)	2,628,935	111,624,580
Tarena International Inc., ADR	396,805	3,813,296
TCL Multimedia Technology Holdings Ltd.(c)	7,629,000	3,773,579
Tencent Holdings Ltd.	44,980,900	2,289,142,263
Tian Ge Interactive Holdings Ltd.(b)(c)	5,711,000	5,096,409
Tianjin Development Holdings Ltd.	8,706,000	3,895,650
Tianjin Port Development Holdings Ltd.	35,306,000	5,041,046
Tianneng Power International Ltd.	6,706,000	10,412,738
Tibet Water Resources Ltd.(a)(c)	20,982,000	9,014,277
Tingyi Cayman Islands Holding Corp.(c)	16,298,000	36,484,881
Tong Ren Tang Technologies Co. Ltd., Class H	5,627,000	9,784,652
Tongada Hong Tai Holdings Ltd.(a)	4,500	809
Tongda Group Holdings Ltd.(c)	30,090,000	7,173,282
Towngas China Co. Ltd.	10,761,000	10,563,248
TravelSky Technology Ltd., Class H	7,750,000	22,674,541
Truly International Holdings Ltd.(c)	30,788,000	6,436,940
Tsingtao Brewery Co. Ltd., Class H	3,006,000	19,045,811
Tuniu Corp., ADR(a)(c)	383,913	2,599,091
Uni-President China Holdings Ltd.	5,717,000	6,158,558
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)(c)	6,935,500	6,312,917
Vinda International Holdings Ltd.(c)	2,446,000	4,384,256
Vipshop Holdings Ltd., ADR(a)	3,417,856	39,920,558
Viva China Holdings Ltd.(a)(c)	29,192,000	3,535,424
Want Want China Holdings Ltd.(c)	41,843,000	41,500,805
Wasion Group Holdings Ltd.	5,334,000	3,121,187
Weibo Corp., ADR(a)(c)	378,182	38,540,528
Weichai Power Co. Ltd., Class H	16,584,000	22,241,247
West China Cement Ltd.	30,512,000	5,717,973
Wuliangye Yibin Co. Ltd., Class A	372,494	4,592,898
Wuxi Biologics Cayman Inc.(a)(b)	3,849,500	43,161,276
Xiamen International Port Co. Ltd., Class H	20,212,000	3,736,211
Xingda International Holdings Ltd.	11,723,000	4,199,516
Xinyi Solar Holdings Ltd.	27,414,800	11,358,541
Security	Shares	Value
China (continued)
Xtep International Holdings Ltd.	10,520,000	$ 6,692,223
Xunlei Ltd., ADR(a)	270,496	3,346,036
Yanzhou Coal Mining Co. Ltd., Class H	15,402,000	22,226,837
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	1,236,400	6,777,688
Yuexiu Property Co. Ltd.	61,128,880	13,793,479
Yuexiu REIT	15,112,000	10,576,657
Yuexiu Transport Infrastructure Ltd.(c)	9,950,000	7,839,090
Yum China Holdings Inc.(c)	2,975,246	116,927,168
Yunnan Baiyao Group Co. Ltd., Class A	163,205	2,907,164
Yuzhou Properties Co. Ltd.	15,640,400	11,006,292
YY Inc., ADR(a)	371,740	43,318,862
Zhaojin Mining Industry Co. Ltd., Class H	10,488,000	8,757,660
Zhejiang Expressway Co. Ltd., Class H	13,162,000	13,171,816
Zhongsheng Group Holdings Ltd.	5,024,000	16,108,004
Zhuzhou CRRC Times Electric Co. Ltd., Class H	4,467,500	22,496,542
Zijin Mining Group Co. Ltd., Class H	48,312,000	20,139,880
ZTE Corp., Class H(a)(c)(d)	5,908,640	14,311,833
		15,168,890,659
Colombia — 0.3%
Almacenes Exito SA	1,587,019	9,067,094
Bancolombia SA	1,544,573	17,713,355
Cementos Argos SA	3,795,499	12,090,904
Corp. Financiera Colombiana SA	1,028,970	8,957,154
Ecopetrol SA	40,218,237	43,031,211
Grupo Argos SA/Colombia	2,269,304	15,259,629
Grupo de Inversiones Suramericana SA	2,072,109	26,633,155
Interconexion Electrica SA ESP	3,276,783	16,066,194
		148,818,696
Czech Republic — 0.2%
CEZ AS	1,343,005	33,548,863
Komercni Banka AS	692,459	28,021,088
Moneta Money Bank AS(b)	5,211,050	18,189,067
		79,759,018
Egypt — 0.2%
Commercial International Bank Egypt SAE	8,215,625	38,674,728
Eastern Tobacco	389,021	3,841,732
Egyptian Financial Group-Hermes Holding Co.	8,610,473	11,023,523
Ezz Steel(a)	3,583,907	5,171,080
Global Telecom Holding SAE(a)	33,883,136	9,221,060
Heliopolis Housing	1,509,274	2,596,002
Medinet Nasr Housing	5,265,074	3,127,563
Oriental Weavers	1,387,289	1,087,659
Six of October Development & Investment(a)	4,079,580	5,674,252
Telecom Egypt Co.	4,834,474	3,974,021
		84,391,620
Greece — 0.3%
Alpha Bank AE(a)	12,439,655	26,587,596
Athens Water Supply & Sewage Co. SA	325,101	2,136,531
Eurobank Ergasias SA(a)	14,631,453	15,371,362
FF Group(a)	343,633	1,925,389
Hellenic Exchanges-Athens Stock Exchange SA	784,444	4,541,779
Hellenic Telecommunications Organization SA	2,120,955	25,376,850
Holding Co. ADMIE IPTO SA(a)	1,240,388	2,406,417
JUMBO SA	895,411	14,361,227
Motor Oil Hellas Corinth Refineries SA	543,696	11,004,938
Mytilineos Holdings SA(a)	965,414	10,232,502
National Bank of Greece SA(a)(c)	48,269,259	15,179,260
OPAP SA	2,118,003	22,745,568

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece (continued)
Piraeus Bank SA(a)(c)	2,310,295	$ 6,833,708
Piraeus Port Authority SA	51,776	985,141
Public Power Corp. SA(a)(c)	1,280,378	3,004,116
Titan Cement Co. SA	397,137	9,735,136
		172,427,520
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	3,445,200	5,220,628
MOL Hungarian Oil & Gas PLC	2,978,021	28,033,084
OTP Bank Nyrt	1,767,123	63,234,352
Richter Gedeon Nyrt	1,114,500	21,771,787
		118,259,851
India — 9.1%
Adani Enterprises Ltd.	2,405,824	4,313,781
Adani Green Energy Ltd.(a)	1,985,886	244,396
Adani Ports & Special Economic Zone Ltd.	5,584,272	32,450,965
Adani Power Ltd.(a)	10,752,055	3,210,520
AIA Engineering Ltd.	414,048	9,462,683
Ajanta Pharma Ltd.(a)	330,773	4,717,066
Amara Raja Batteries Ltd.	437,196	5,172,884
Ambuja Cements Ltd.	5,642,294	17,173,744
Apollo Hospitals Enterprise Ltd.	718,233	10,114,811
Apollo Tyres Ltd.	2,512,627	10,027,051
Arvind Ltd.	1,317,419	7,577,612
Ashok Leyland Ltd.	10,651,762	23,368,923
Asian Paints Ltd.	2,411,377	46,619,538
Aurobindo Pharma Ltd.	2,401,092	19,793,687
Avanti Feeds Ltd.	125,292	3,031,646
Avenue Supermarts Ltd.(a)(b)	833,112	19,409,136
Axis Bank Ltd.	14,377,930	116,310,332
Bajaj Auto Ltd.	712,815	29,051,311
Bajaj Finance Ltd.	1,453,273	45,437,865
Bajaj Finserv Ltd.	349,518	31,295,153
Balkrishna Industries Ltd.	817,611	13,746,696
Bata India Ltd.	685,843	7,922,270
Bayer CropScience Ltd./India	122,447	8,387,889
BEML Ltd.	214,077	2,934,884
Bharat Forge Ltd.	1,836,549	17,708,924
Bharat Heavy Electricals Ltd.	7,651,959	9,485,220
Bharat Petroleum Corp. Ltd.	6,135,526	36,727,236
Bharti Airtel Ltd.	11,097,029	61,435,928
Bharti Infratel Ltd.	3,085,779	13,656,398
Blue Dart Express Ltd.	83,287	4,257,872
Bosch Ltd.	66,522	18,106,069
Britannia Industries Ltd.	216,166	18,976,128
Cadila Healthcare Ltd.(a)	1,881,319	10,072,546
Canara Bank	1,449,585	5,523,814
Care Ratings Ltd.	293,381	5,635,898
Ceat Ltd.	242,110	4,885,970
Century Textiles & Industries Ltd.	429,423	6,027,163
CESC Ltd.	737,993	11,147,131
CG Power and Industrial Solutions Ltd.(a)	4,750,983	4,329,796
Cipla Ltd./India	3,064,369	23,831,080
Coal India Ltd.	5,699,197	25,019,629
Container Corp. of India Ltd.	573,038	11,710,415
CRISIL Ltd.	246,554	6,266,105
Crompton Greaves Consumer Electricals Ltd.	3,674,590	12,347,102
Dabur India Ltd.	4,974,294	28,253,946
DCB Bank Ltd.	2,406,229	6,603,691
Dewan Housing Finance Corp. Ltd.	1,416,944	12,874,437
Security	Shares	Value
India (continued)
Dish TV India Ltd.(a)	6,273,817	$ 6,786,776
Dr. Reddy's Laboratories Ltd.	959,813	27,544,532
Edelweiss Financial Services Ltd.	3,953,265	19,115,332
Eicher Motors Ltd.	110,361	50,338,730
Escorts Ltd.	580,109	8,015,747
Exide Industries Ltd.	2,593,344	9,980,238
Federal Bank Ltd.	13,350,655	16,776,728
Finolex Cables Ltd.	1,093,416	11,100,645
Fortis Healthcare Ltd.(a)	3,240,867	7,066,922
GAIL India Ltd.	6,024,100	31,324,517
Gateway Distriparks Ltd.	1,292,084	3,549,844
GE T&D India Ltd.	994,889	4,565,882
Glenmark Pharmaceuticals Ltd.	1,335,878	10,609,622
GMR Infrastructure Ltd.(a)	23,690,100	6,371,657
Godrej Consumer Products Ltd.	2,101,742	35,478,819
Godrej Industries Ltd.	955,464	8,448,492
Grasim Industries Ltd.	2,911,295	44,858,512
GRUH Finance Ltd.	1,248,004	13,126,859
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	535,336	3,786,799
Gujarat Pipavav Port Ltd.	1,997,292	3,416,995
Havells India Ltd.	2,367,321	19,089,063
HCL Technologies Ltd.	4,448,366	60,009,187
Hero MotoCorp Ltd.	448,052	23,536,466
Hexaware Technologies Ltd.	1,206,470	7,850,346
Hindalco Industries Ltd.	10,021,617	34,780,316
Hindustan Petroleum Corp. Ltd.	5,012,128	23,162,036
Hindustan Unilever Ltd.	5,394,576	128,819,909
Housing Development & Infrastructure Ltd.(a)	4,450,537	1,747,701
Housing Development Finance Corp. Ltd.	12,327,115	334,836,466
ICICI Bank Ltd.	19,339,915	81,907,868
Idea Cellular Ltd.(a)	16,439,369	14,981,976
IDFC Bank Ltd.	15,013,203	9,054,753
IDFC Ltd.	6,264,111	4,701,622
IFCI Ltd.(a)	9,967,874	2,614,476
IIFL Holdings Ltd.	667,219	6,915,170
India Cements Ltd. (The)	2,089,809	4,024,313
Indiabulls Housing Finance Ltd.	2,436,578	44,869,936
Indiabulls Real Estate Ltd.(a)	1,983,827	5,529,698
Indiabulls Ventures Ltd.	1,122,448	7,772,681
Indian Hotels Co. Ltd. (The)	4,485,626	9,435,552
Indian Oil Corp. Ltd.	10,956,302	28,266,472
Infibeam Incorporation Ltd.	1,514,116	3,816,562
Infosys Ltd.	13,810,342	252,088,753
InterGlobe Aviation Ltd.(b)	577,233	10,429,242
IRB Infrastructure Developers Ltd.	1,890,579	6,457,651
ITC Ltd.	27,272,493	109,785,096
Jain Irrigation Systems Ltd.	3,745,998	5,748,129
Jaiprakash Associates Ltd.(a)	12,500,748	2,806,451
Jammu & Kashmir Bank Ltd. (The)(a)	2,867,463	2,509,150
Jindal Steel & Power Ltd.(a)	2,991,993	10,177,631
JSW Steel Ltd.	7,458,171	36,681,613
Jubilant Foodworks Ltd.	341,543	12,696,548
Jubilant Life Sciences Ltd.	691,852	8,091,129
Just Dial Ltd.(a)	433,914	3,765,743
Kajaria Ceramics Ltd.	780,690	6,352,994
Karur Vysya Bank Ltd. (The)	4,223,136	6,577,284
KPIT Technologies Ltd.	2,030,453	8,337,547
Larsen & Toubro Infotech Ltd.(b)	142,649	3,679,608
Larsen & Toubro Ltd.	3,898,605	79,170,871

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
LIC Housing Finance Ltd.	2,665,176	$ 18,765,730
Lupin Ltd.	1,870,178	21,349,115
Mahanagar Gas Ltd.	231,691	2,811,741
Mahindra & Mahindra Financial Services Ltd.	2,623,932	18,961,367
Mahindra & Mahindra Ltd.	6,218,528	85,050,056
Manappuram Finance Ltd.	4,291,571	6,849,216
Marico Ltd.	4,164,415	19,861,697
Maruti Suzuki India Ltd.	877,143	110,967,217
Max Financial Services Ltd.(a)	1,196,079	8,686,672
Mindtree Ltd.	873,158	13,041,894
Motherson Sumi Systems Ltd.	5,624,497	25,850,224
Mphasis Ltd.	598,819	9,770,824
Natco Pharma Ltd.	550,519	6,589,994
National Aluminium Co. Ltd.	3,859,785	4,029,517
NCC Ltd./India	5,175,960	9,200,258
Nestle India Ltd.	209,600	29,985,232
NIIT Technologies Ltd.	403,015	6,671,479
NTPC Ltd.	14,494,275	35,987,342
Oil & Natural Gas Corp. Ltd.	10,966,575	28,910,513
Page Industries Ltd.	54,640	20,421,834
PC Jeweller Ltd.	1,390,843	3,417,208
Persistent Systems Ltd.	528,558	6,172,417
Petronet LNG Ltd.	4,509,232	14,677,180
PI Industries Ltd.	661,900	8,307,283
Pidilite Industries Ltd.	507,295	8,702,177
Piramal Enterprises Ltd.	704,875	24,770,508
Power Finance Corp. Ltd.	7,029,894	8,391,182
Power Grid Corp. of India Ltd.	11,500,000	35,693,328
PTC India Ltd.	4,548,504	5,732,601
Rain Industries Ltd.	943,020	3,275,573
Rajesh Exports Ltd.	846,751	7,576,936
Rallis India Ltd.	1,464,314	4,633,857
Ramco Cements Ltd. (The)	877,368	10,057,245
Raymond Ltd.	447,905	6,513,896
RBL Bank Ltd.(b)	985,824	7,536,570
Redington India Ltd.	3,611,438	6,373,834
Reliance Capital Ltd.	942,532	5,832,643
Reliance Communications Ltd.(a)	8,815,912	2,436,435
Reliance Industries Ltd.	22,683,367	309,699,851
Reliance Infrastructure Ltd.	1,351,905	8,709,528
Rural Electrification Corp. Ltd.	6,304,063	11,037,307
Shree Cement Ltd.	80,630	20,169,418
Shriram Transport Finance Co. Ltd.	1,297,050	27,952,429
Siemens Ltd.	727,227	11,265,782
Sobha Ltd.	699,707	5,288,046
Solara Active Pharma Sciences Ltd.(a)	77,587	148,106
SRF Ltd.	219,390	6,281,708
State Bank of India(a)	13,936,956	55,669,344
Sterlite Technologies Ltd.	1,087,774	5,323,415
Strides Shasun Ltd.	559,869	3,333,536
Sun Pharma Advanced Research Co. Ltd.(a)	1,092,433	6,598,388
Sun Pharmaceutical Industries Ltd.	7,124,503	50,713,222
Sundaram Finance Ltd.	403,514	11,115,956
Suzlon Energy Ltd.(a)	37,675,745	4,885,159
Tata Communications Ltd.	765,740	7,005,217
Tata Consultancy Services Ltd.	7,374,002	190,249,415
Tata Elxsi Ltd.	279,131	5,117,074
Tata Global Beverages Ltd.	3,370,089	13,443,900
Tata Motors Ltd.(a)	12,660,804	53,001,550
Tata Power Co. Ltd. (The)	10,041,376	12,097,416
Security	Shares	Value
India (continued)
Tata Steel Ltd.	2,812,482	$ 23,991,483
Tech Mahindra Ltd.	3,871,146	40,864,089
Thermax Ltd.	412,041	6,779,985
TI Financial Holdings Ltd.	872,365	8,678,728
Titan Co. Ltd.	2,639,459	35,205,824
Torrent Power Ltd.	1,426,832	5,546,001
TTK Prestige Ltd.	54,252	4,759,536
Tube Investments of India Ltd.	756,067	2,430,686
TV18 Broadcast Ltd.(a)	7,159,370	5,935,861
UltraTech Cement Ltd.	754,742	41,883,945
Union Bank of India(a)	2,729,768	3,668,951
United Spirits Ltd.(a)	488,775	24,217,658
UPL Ltd.	3,058,200	32,067,311
VA Tech Wabag Ltd.	477,333	3,154,398
Vakrangee Ltd.	3,466,833	1,674,786
Vedanta Ltd.	11,127,860	40,944,654
Vijaya Bank	4,287,728	3,755,118
Voltas Ltd.	1,183,349	9,468,370
Welspun India Ltd.	2,847,786	2,645,963
Wipro Ltd.	9,304,064	36,109,130
Wockhardt Ltd.(a)	484,356	4,905,825
Yes Bank Ltd.	13,039,334	66,894,638
Zee Entertainment Enterprises Ltd.	4,616,415	38,038,863
		4,488,589,363
Indonesia — 2.0%
Ace Hardware Indonesia Tbk PT	89,986,100	8,095,187
Adaro Energy Tbk PT	120,122,600	16,295,869
Adhi Karya Persero Tbk PT	23,706,700	3,318,426
AKR Corporindo Tbk PT	16,922,300	5,991,919
Alam Sutera Realty Tbk PT	118,452,300	3,017,784
Aneka Tambang Persero Tbk PT	78,576,643	4,891,601
Astra International Tbk PT	159,673,700	79,291,006
Bank Bukopin Tbk PT	64,518,500	1,764,450
Bank Central Asia Tbk PT	82,926,500	135,475,462
Bank Danamon Indonesia Tbk PT	28,863,000	12,099,818
Bank Mandiri Persero Tbk PT	148,160,600	75,173,244
Bank Negara Indonesia Persero Tbk PT	61,208,200	37,332,817
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,785,700	3,509,225
Bank Rakyat Indonesia Persero Tbk PT	433,869,600	96,172,607
Bank Tabungan Negara Persero Tbk PT	41,200,376	9,043,623
Bukit Asam Tbk PT	31,633,700	8,651,174
Bumi Resources Tbk PT(a)	264,960,600	5,034,156
Bumi Serpong Damai Tbk PT	70,677,500	8,672,554
Charoen Pokphand Indonesia Tbk PT	64,327,000	17,036,586
Ciputra Development Tbk PT	118,110,627	8,585,227
Delta Dunia Makmur Tbk PT(a)	38,484,700	2,423,470
Eagle High Plantations Tbk PT(a)	147,606,800	1,986,504
Gudang Garam Tbk PT	3,924,600	19,347,614
Hanjaya Mandala Sampoerna Tbk PT	72,706,900	19,831,533
Hanson International Tbk PT(a)	613,225,400	6,134,461
Indah Kiat Pulp & Paper Corp. Tbk PT	15,533,800	20,905,510
Indika Energy Tbk PT	15,325,800	4,125,116
Indocement Tunggal Prakarsa Tbk PT	14,164,400	17,966,718
Indofood CBP Sukses Makmur Tbk PT	20,676,400	12,946,001
Indofood Sukses Makmur Tbk PT	35,285,000	17,966,274
Inti Agri Resources Tbk PT(a)	228,969,600	3,954,855
Jasa Marga Persero Tbk PT	22,129,080	7,087,039
Kalbe Farma Tbk PT	179,101,800	17,658,832
Kawasan Industri Jababeka Tbk PT	152,752,888	2,396,555

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
Krakatau Steel Persero Tbk PT(a)	46,982,314	$ 1,460,695
Link Net Tbk PT	12,330,500	4,126,436
Matahari Department Store Tbk PT	19,959,500	13,143,535
Medco Energi Internasional Tbk PT(a)	60,236,200	4,855,311
Media Nusantara Citra Tbk PT	52,292,700	4,516,102
Mitra Adiperkasa Tbk PT	10,291,400	6,240,018
Modernland Realty Tbk PT	123,975,300	2,748,067
Pakuwon Jati Tbk PT	202,291,000	8,152,786
Panin Financial Tbk PT(a)	207,628,300	3,317,271
Perusahaan Gas Negara Persero Tbk PT	88,406,200	13,170,265
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	36,870,300	3,051,518
PP Persero Tbk PT	32,515,350	6,037,395
Ramayana Lestari Sentosa Tbk PT	39,224,900	3,853,328
Salim Ivomas Pratama Tbk PT	45,943,300	1,802,022
Semen Indonesia Persero Tbk PT	24,427,300	14,767,134
Siloam International Hospitals Tbk PT(a)	3,138,471	1,575,447
Sugih Energy Tbk PT(a)	82,105,800	295,451
Summarecon Agung Tbk PT	87,552,700	6,206,507
Surya Citra Media Tbk PT	55,093,500	9,753,869
Telekomunikasi Indonesia Persero Tbk PT	394,693,400	99,987,101
Timah Tbk PT	39,409,952	2,666,092
Tower Bersama Infrastructure Tbk PT	21,188,300	7,738,800
Unilever Indonesia Tbk PT	12,200,100	40,037,752
United Tractors Tbk PT	13,756,300	34,700,131
Waskita Karya Persero Tbk PT	50,683,800	8,462,498
Wijaya Karya Persero Tbk PT	31,426,123	3,777,015
		1,000,625,763
Malaysia — 2.4%
AEON Credit Service M Bhd	2,357,500	8,766,583
AirAsia Group Bhd	13,037,500	10,056,564
Alliance Bank Malaysia Bhd	10,097,700	10,757,349
AMMB Holdings Bhd	13,772,300	12,284,338
Astro Malaysia Holdings Bhd	15,813,000	5,562,362
Axiata Group Bhd(c)	22,129,800	24,242,695
Berjaya Corp. Bhd(a)(c)	39,977,506	2,912,934
Berjaya Sports Toto Bhd	6,534,873	4,071,981
Bursa Malaysia Bhd	6,957,700	13,216,134
Cahya Mata Sarawak Bhd(c)	6,798,600	3,963,003
Carlsberg Brewery Malaysia Bhd	1,699,900	8,482,416
CIMB Group Holdings Bhd	36,299,500	53,810,817
Dialog Group Bhd	35,046,196	28,618,125
DiGi.Com Bhd(c)	26,201,200	29,097,815
DRB-Hicom Bhd(c)	6,312,700	2,775,685
Eastern & Oriental Bhd(c)	9,940,029	3,646,342
Felda Global Ventures Holdings Bhd(c)	14,807,700	5,841,228
Gamuda Bhd	14,675,300	12,315,453
Genting Bhd	17,473,300	38,590,529
Genting Malaysia Bhd(c)	24,223,700	30,310,057
Genting Plantations Bhd	2,584,000	6,167,839
HAP Seng Consolidated Bhd	5,878,100	14,473,714
Hartalega Holdings Bhd	11,967,800	18,342,608
Hengyuan Refining Co. Bhd	928,000	1,524,905
Hong Leong Bank Bhd	6,146,700	29,621,534
Hong Leong Financial Group Bhd	2,409,700	11,443,048
IHH Healthcare Bhd(c)	19,320,500	29,126,382
IJM Corp. Bhd	22,288,100	9,464,042
Inari Amertron Bhd	23,201,100	13,349,377
IOI Corp. Bhd	18,884,900	21,969,117
IOI Properties Group Bhd	18,477,641	7,335,345
Security	Shares	Value
Malaysia (continued)
Kossan Rubber Industries	3,005,800	$ 5,777,480
KPJ Healthcare Bhd(c)	25,124,600	6,249,586
Kuala Lumpur Kepong Bhd	3,800,800	23,778,874
Lafarge Malaysia Bhd(a)(c)	4,409,900	3,324,045
Magnum Bhd	8,412,500	4,628,989
Mah Sing Group Bhd(c)	14,411,223	3,983,001
Malayan Banking Bhd	29,031,000	70,462,176
Malaysia Airports Holdings Bhd	6,954,300	14,555,105
Malaysia Building Society Bhd(c)	14,829,200	4,359,338
Malaysian Resources Corp. Bhd(c)	22,712,400	3,366,914
Maxis Bhd(c)	15,549,100	22,620,424
MISC Bhd	10,008,300	14,760,985
My EG Services Bhd	21,330,000	4,769,774
Nestle Malaysia Bhd	345,600	12,851,457
OSK Holdings Bhd	11,340,000	2,621,307
Pavilion REIT	12,928,900	5,100,094
Petronas Chemicals Group Bhd	18,961,500	38,351,778
Petronas Dagangan Bhd	2,192,200	13,792,133
Petronas Gas Bhd	5,471,000	24,165,874
Pos Malaysia Bhd(c)	3,738,100	3,353,019
PPB Group Bhd	3,910,200	19,570,649
Press Metal Aluminium Holdings Bhd	11,423,000	13,575,575
Public Bank Bhd	22,871,060	137,111,430
QL Resources Bhd	9,089,295	12,080,998
RHB Bank Bhd	7,427,566	9,965,629
RHB Bank Bhd, New(a)(d)	1,769,000	4
Sime Darby Bhd	18,813,200	11,533,721
Sime Darby Plantation Bhd	18,683,100	26,006,124
Sime Darby Property Bhd	18,683,100	5,398,383
SP Setia Bhd Group	3,882,700	3,004,703
Sunway Bhd(c)	18,361,554	6,735,645
Sunway Construction Group Bhd(c)	6,837,270	2,989,158
Sunway REIT(c)	17,647,400	7,582,174
Supermax Corp. Bhd	6,174,700	4,762,897
Ta Ann Holdings Bhd	4,520,360	3,180,153
Telekom Malaysia Bhd(c)	8,942,200	8,245,697
Tenaga Nasional Bhd	27,024,000	97,775,276
TIME dotCom Bhd(c)	3,809,300	7,178,329
Top Glove Corp. Bhd	6,320,000	16,292,261
UEM Sunrise Bhd(a)(c)	14,605,000	2,642,111
UOA Development Bhd	8,832,800	5,725,785
VS Industry Bhd	7,424,175	3,413,628
WCT Holdings Bhd(a)(c)	10,863,979	2,142,770
Westports Holdings Bhd	10,961,700	9,501,976
YTL Corp. Bhd	32,786,466	7,825,915
		1,179,253,665
Mexico — 2.6%
Alfa SAB de CV, Class A	24,352,747	24,921,761
Alsea SAB de CV	4,449,595	14,543,384
America Movil SAB de CV, Series L, NVS	265,891,472	205,938,209
Arca Continental SAB de CV	3,711,338	22,194,886
Axtel SAB de CV, CPO(a)(c)	13,995,500	2,888,280
Banco del Bajio SA(b)	4,307,853	8,136,797
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	14,121,911	18,417,675
Bolsa Mexicana de Valores SAB de CV	4,119,778	6,692,550
Cemex SAB de CV, CPO(a)	119,847,883	71,025,759
Coca-Cola Femsa SAB de CV, Series L, NVS	3,991,900	23,312,214
Concentradora Fibra Hotelera Mexicana SA de CV(b)	6,007,900	3,413,375

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Consorcio ARA SAB de CV	11,318,900	$ 3,642,427
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	5,889,359	3,031,141
Corp Inmobiliaria Vesta SAB de CV	5,096,200	6,384,129
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,475,405	8,338,983
Fibra Uno Administracion SA de CV	26,042,300	35,825,014
Fomento Economico Mexicano SAB de CV	15,448,045	128,332,308
Genomma Lab Internacional SAB de CV, Class B(a)(c)	7,174,400	6,058,612
Gruma SAB de CV, Series B(c)	1,792,705	18,735,596
Grupo Aeromexico SAB de CV(a)	4,236,100	5,154,256
Grupo Aeroportuario del Centro Norte SAB de CV	2,646,400	12,612,862
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,926,200	24,848,515
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,751,990	27,722,070
Grupo Bimbo SAB de CV, Series A(c)	13,428,002	25,537,654
Grupo Carso SAB de CV, Series A1	4,511,236	14,014,488
Grupo Comercial Chedraui SA de CV	3,449,700	6,795,146
Grupo Financiero Banorte SAB de CV, Class O	19,237,478	102,087,714
Grupo Financiero Inbursa SAB de CV, Class O	18,979,242	26,715,699
Grupo Herdez SAB de CV	2,874,600	5,663,762
Grupo Lala SAB de CV(c)	1,487,446	1,615,109
Grupo Mexico SAB de CV, Class B	29,326,420	72,567,224
Grupo Televisa SAB, CPO	19,669,556	65,459,037
Industrias Bachoco SAB de CV, Series B	1,676,984	7,633,929
Industrias CH SAB de CV, Series B(a)	1,523,500	6,607,132
Industrias Penoles SAB de CV	1,128,090	18,989,774
Infraestructura Energetica Nova SAB de CV	4,371,971	18,206,715
Kimberly-Clark de Mexico SAB de CV, Class A	12,813,175	21,250,289
La Comer SAB de CV(a)(c)	4,293,502	4,174,989
Macquarie Mexico Real Estate Management SA de CV	7,625,400	7,815,002
Mexichem SAB de CV	8,468,383	23,777,180
PLA Administradora Industrial S. de RL de CV	6,144,649	8,723,066
Promotora y Operadora de Infraestructura SAB de CV	1,942,645	17,405,021
Qualitas Controladora SAB de CV(c)	3,033,888	7,739,201
Regional SAB de CV	2,020,047	11,217,436
Telesites SAB de CV(a)	13,272,695	9,351,452
Wal-Mart de Mexico SAB de CV	40,425,996	101,123,571
		1,266,641,393
Pakistan — 0.2%
DG Khan Cement Co. Ltd.	2,760,400	3,020,117
Engro Corp. Ltd./Pakistan	2,833,300	7,547,949
Engro Fertilizers Ltd.	5,597,347	3,599,522
Fauji Cement Co. Ltd.	7,798,000	1,694,059
Fauji Fertilizer Co. Ltd.	5,249,320	4,464,772
Habib Bank Ltd.	4,764,500	7,056,580
Hub Power Co. Ltd. (The)	6,511,995	5,566,901
Lucky Cement Ltd.	1,283,050	6,063,975
MCB Bank Ltd.	3,138,800	5,544,937
National Bank of Pakistan	4,608,500	1,975,214
Nishat Mills Ltd.	3,366,500	4,220,613
Oil & Gas Development Co. Ltd.	6,176,300	8,680,003
Pakistan Oilfields Ltd.	1,016,800	5,970,692
Pakistan State Oil Co. Ltd.	1,962,282	5,425,837
Searle Co. Ltd. (The)	1,077,811	3,028,893
SUI Northern Gas Pipeline	2,897,100	2,433,779
Security	Shares	Value
Pakistan (continued)
United Bank Ltd./Pakistan	4,022,500	$ 5,885,584
		82,179,427
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR, NVS	1,656,740	25,629,768
Credicorp Ltd.	543,837	120,416,389
Southern Copper Corp.	730,196	35,699,282
		181,745,439
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	16,495,840	18,148,862
Aboitiz Power Corp.	11,148,000	8,339,435
Alliance Global Group Inc.(a)	28,650,500	7,253,222
Ayala Corp.	2,127,075	38,059,036
Ayala Land Inc.	58,058,800	43,984,358
Bank of the Philippine Islands	8,184,543	14,800,118
BDO Unibank Inc.	16,568,856	41,157,612
Bloomberry Resorts Corp.	16,049,600	3,299,401
Cebu Air Inc.	2,590,700	4,290,259
Cosco Capital Inc.	25,774,400	3,012,341
D&L Industries Inc.	26,722,800	5,615,626
DMCI Holdings Inc.	34,202,600	7,031,209
DoubleDragon Properties Corp.(a)	4,550,300	2,529,123
Filinvest Land Inc.	107,640,000	3,298,729
First Gen Corp.	11,736,900	3,346,666
First Philippine Holdings Corp.	1,869,170	2,314,426
Globe Telecom Inc.	306,090	9,415,375
GT Capital Holdings Inc.	762,975	14,087,346
International Container Terminal Services Inc.	4,551,130	7,320,202
JG Summit Holdings Inc.	24,183,263	26,284,404
Jollibee Foods Corp.	3,658,860	19,082,861
Manila Electric Co.	913,550	5,613,232
Manila Water Co. Inc.	11,690,900	6,308,820
Megaworld Corp.	96,516,600	8,928,642
Melco Resorts And Entertainment (Philippines) Corp.(a)	18,965,500	2,061,330
Metro Pacific Investments Corp.	122,722,600	10,862,371
Metropolitan Bank & Trust Co.	7,622,282	11,520,004
Nickel Asia Corp.	17,525,724	1,641,301
PLDT Inc.	726,665	17,912,291
Robinsons Land Corp.	19,324,313	8,110,727
Security Bank Corp.	1,927,340	7,153,854
SM Investments Corp.	1,992,522	32,920,770
SM Prime Holdings Inc.	72,410,996	50,998,027
Universal Robina Corp.	7,629,640	18,589,219
Vista Land & Lifescapes Inc.	44,341,300	5,865,977
		471,157,176
Poland — 1.1%
Alior Bank SA(a)	773,288	14,474,003
Asseco Poland SA	609,072	7,556,296
Bank Handlowy w Warszawie SA	282,437	6,084,257
Bank Millennium SA(a)	5,196,767	11,265,105
Bank Polska Kasa Opieki SA	1,150,413	34,763,477
Bank Zachodni WBK SA	277,901	26,064,368
Budimex SA	113,874	4,801,498
CCC SA	250,490	18,469,808
CD Projekt SA	567,497	22,578,704
Ciech SA(a)	257,223	4,303,562
Cyfrowy Polsat SA	1,898,158	12,774,953
Dino Polska SA(a)(b)	335,549	10,103,428
Enea SA	1,920,118	5,324,795

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Eurocash SA(c)	764,004	$ 4,896,151
Getin Noble Bank SA(a)(c)	5,383,786	1,600,693
Grupa Azoty SA	376,863	4,339,310
Grupa Lotos SA	815,014	12,023,370
Jastrzebska Spolka Weglowa SA(a)	450,725	10,162,708
KGHM Polska Miedz SA	1,066,904	24,430,869
KRUK SA	149,215	9,381,015
LPP SA	10,887	27,719,586
Lubelski Wegiel Bogdanka SA	155,008	2,262,432
mBank SA	122,012	13,897,117
Netia SA	2,194,640	2,776,111
Orange Polska SA(a)	5,155,654	6,981,506
PGE Polska Grupa Energetyczna SA(a)	6,684,139	17,777,398
PLAY Communications SA(b)	667,257	4,490,763
Polski Koncern Naftowy ORLEN SA	2,371,446	52,239,435
Polskie Gornictwo Naftowe i Gazownictwo SA	14,452,586	22,344,426
Powszechna Kasa Oszczednosci Bank Polski SA(a)	7,106,731	72,109,381
Powszechny Zaklad Ubezpieczen SA	4,746,771	46,585,649
Tauron Polska Energia SA(a)	9,292,050	5,625,837
Warsaw Stock Exchange	478,247	4,692,308
		524,900,319
Qatar — 0.7%
Al Meera Consumer Goods Co. QSC	99,353	4,035,323
Barwa Real Estate Co.	940,566	8,830,119
Commercial Bank PQSC (The)	1,897,390	19,610,259
Doha Bank QPSC	425,969	3,038,054
Ezdan Holding Group QSC(a)	6,919,803	16,065,689
Gulf International Services QSC(a)	399,984	1,848,523
Industries Qatar QSC	1,347,816	37,827,411
Masraf Al Rayan QSC	3,320,045	30,423,520
Ooredoo QPSC	706,145	12,972,575
Qatar Electricity & Water Co. QSC	344,323	17,911,395
Qatar Gas Transport Co. Ltd.	1,750,518	7,045,206
Qatar Industrial Manufacturing Co. QSC	272,722	3,090,476
Qatar Insurance Co. SAQ	1,467,666	13,236,117
Qatar Islamic Bank SAQ	788,279	24,773,866
Qatar National Bank QPSC	3,181,013	138,144,362
Qatar National Cement Co. QSC	208,755	3,199,481
United Development Co. QSC	1,751,669	6,953,922
Vodafone Qatar QSC(a)	643,292	1,444,215
		350,450,513
Russia — 3.0%
Aeroflot PJSC	4,908,257	11,087,924
Alrosa PJSC	20,956,500	29,689,286
Gazprom PJSC	65,712,920	152,875,912
Gazprom PJSC, ADR, NVS	9,413,460	42,755,935
Inter RAO UES PJSC	280,582,648	18,367,128
LSR Group PJSC, GDR, NVS(e)	2,412,150	6,681,655
LUKOIL PJSC	2,608,405	176,146,591
LUKOIL PJSC, ADR, NVS	812,299	54,212,835
M.Video PJSC(a)	410,064	2,682,991
Magnit PJSC, GDR, NVS(e)	2,846,886	57,250,877
Magnitogorsk Iron & Steel Works PJSC	17,500,127	13,783,342
Mechel PJSC, ADR, NVS(a)	889,823	3,078,788
MMC Norilsk Nickel PJSC	519,673	92,641,077
Mobile TeleSystems PJSC, ADR, NVS	4,154,154	39,796,795
Moscow Exchange MICEX-RTS PJSC	12,860,405	23,231,366
Novatek PJSC, GDR, NVS(e)	747,326	107,689,677
Novolipetsk Steel PJSC	10,013,138	26,210,637
Security	Shares	Value
Russia (continued)
PhosAgro PJSC, GDR, NVS(e)	1,122,937	$ 14,935,062
Polyus PJSC	174,832	10,518,952
Rosneft Oil Co. PJSC	1,206,660	7,459,405
Rosneft Oil Co. PJSC, GDR, NVS(e)	8,053,668	49,127,375
RusHydro PJSC	909,609,000	10,564,614
Sberbank of Russia PJSC	12,641,030	45,098,222
Sberbank of Russia PJSC, ADR	17,601,789	253,113,726
Severstal PJSC	1,768,720	28,457,301
Surgutneftegas OJSC	51,272,550	23,551,933
Surgutneftegas OJSC, ADR, NVS	1,299,033	5,780,697
Tatneft PJSC	12,502,353	133,694,088
VTB Bank PJSC	5,421,870,000	4,339,932
VTB Bank PJSC, GDR, NVS(e)	13,930,608	22,107,875
X5 Retail Group NV, GDR(e)	410,457	11,906,562
		1,478,838,560
South Africa — 6.2%
Adcock Ingram Holdings Ltd.	1,046,672	5,404,018
Advtech Ltd.	5,208,704	6,498,028
AECI Ltd.	1,208,169	10,301,632
African Rainbow Minerals Ltd.	1,002,625	8,697,069
Anglo American Platinum Ltd.	424,572	11,263,478
AngloGold Ashanti Ltd.	3,169,840	27,025,608
Aspen Pharmacare Holdings Ltd.(c)	3,069,688	60,593,920
Astral Foods Ltd.	452,097	9,645,926
Attacq Ltd.(a)	4,950,415	7,172,532
AVI Ltd.	2,974,236	24,024,030
Barclays Africa Group Ltd.	5,532,146	70,622,769
Barloworld Ltd.	1,769,590	18,583,140
Bid Corp. Ltd.	2,733,489	54,803,595
Bidvest Group Ltd. (The)	2,631,309	41,967,976
Blue Label Telecoms Ltd.	5,093,150	4,745,296
Brait SE(a)(c)	2,298,454	6,625,863
Capitec Bank Holdings Ltd.	330,050	22,787,913
Cashbuild Ltd.	234,757	7,228,996
City Lodge Hotels Ltd.	523,276	6,448,297
Clicks Group Ltd.	2,121,931	33,841,993
Coronation Fund Managers Ltd.	1,872,200	9,240,523
Discovery Ltd.	2,797,355	34,047,554
Emira Property Fund Ltd.	5,849,517	7,112,717
Exxaro Resources Ltd.	2,043,407	20,224,324
Famous Brands Ltd.(a)(c)	762,076	6,624,917
FirstRand Ltd.	26,104,106	123,667,300
Fortress REIT Ltd., Series A	8,985,654	11,862,624
Foschini Group Ltd. (The)	1,765,524	25,683,391
Gold Fields Ltd.	6,569,018	23,433,733
Grindrod Ltd.(a)	4,437,600	4,765,208
Growthpoint Properties Ltd.	24,048,865	51,648,569
Harmony Gold Mining Co. Ltd.	3,361,739	5,613,958
Hosken Consolidated Investments Ltd.	672,381	7,534,490
Hudaco Industries Ltd.	554,667	6,925,783
Hyprop Investments Ltd.	2,154,842	17,609,644
Impala Platinum Holdings Ltd.(a)(c)	5,612,163	8,977,688
Imperial Holdings Ltd.	1,187,926	19,145,634
Investec Ltd.	2,082,466	15,148,645
JSE Ltd.	841,475	12,059,702
KAP Industrial Holdings Ltd.	10,740,298	6,996,246
Kumba Iron Ore Ltd.	505,687	11,585,882
Liberty Holdings Ltd.	1,099,697	10,547,193
Life Healthcare Group Holdings Ltd.	10,240,432	23,044,004
Massmart Holdings Ltd.	961,644	8,960,411

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Metair Investments Ltd.	2,652,944	$ 4,191,505
MMI Holdings Ltd./South Africa	7,382,183	10,899,868
Mondi Ltd.	940,085	26,032,895
Mpact Ltd.	2,178,929	4,290,761
Mr. Price Group Ltd.	1,919,006	38,031,623
MTN Group Ltd.	13,166,680	119,035,520
Murray & Roberts Holdings Ltd.	4,230,256	6,072,330
Nampak Ltd.(a)	5,301,197	6,366,459
Naspers Ltd., Class N	3,467,776	828,542,454
Nedbank Group Ltd.	1,711,248	36,967,821
NEPI Rockcastle PLC	3,027,002	29,636,656
Netcare Ltd.	8,447,569	19,749,903
Northam Platinum Ltd.(a)	3,167,549	8,761,093
Omnia Holdings Ltd.	635,748	6,776,627
Pick n Pay Stores Ltd.	3,041,151	18,057,209
Pioneer Foods Group Ltd.	1,140,480	9,680,347
PPC Ltd.(a)	13,430,636	8,600,273
PSG Group Ltd.	1,089,080	18,727,189
Rand Merchant Investment Holdings Ltd.	5,905,108	17,904,157
Redefine Properties Ltd.	41,966,767	36,350,212
Reinet Investments SCA(a)	744,994	14,023,416
Remgro Ltd.	4,089,726	65,874,781
Resilient REIT Ltd.(c)	2,343,495	10,576,721
Reunert Ltd.	1,664,008	10,471,491
RMB Holdings Ltd.	5,566,841	31,924,174
Royal Bafokeng Platinum Ltd.(a)	632,773	1,066,696
SA Corporate Real Estate Ltd.	21,819,288	7,976,574
Sanlam Ltd.	12,674,809	76,108,900
Sappi Ltd.	4,511,673	29,649,155
Sasol Ltd.	4,377,723	158,137,250
Shoprite Holdings Ltd.	3,490,042	64,501,708
Sibanye Gold Ltd.(a)	14,774,088	9,203,913
SPAR Group Ltd. (The)	1,560,675	23,752,081
Standard Bank Group Ltd.	10,020,725	164,097,779
Super Group Ltd./South Africa(a)	3,408,241	9,800,879
Telkom SA SOC Ltd.	2,256,690	9,237,016
Tiger Brands Ltd.	1,278,650	33,912,241
Tongaat Hulett Ltd.	1,044,093	6,677,579
Trencor Ltd.	1,736,147	5,169,373
Truworths International Ltd.	3,541,574	23,511,689
Tsogo Sun Holdings Ltd.	3,852,131	6,995,579
Vodacom Group Ltd.	4,639,103	52,563,070
Vukile Property Fund Ltd.	6,098,960	10,531,722
Wilson Bayly Holmes-Ovcon Ltd.	574,816	7,034,858
Woolworths Holdings Ltd./South Africa	7,945,538	36,600,291
Zeder Investments Ltd.	13,915,270	6,603,298
		3,041,419,355
South Korea — 14.8%
Advanced Process Systems Corp.(a)(c)	199,228	4,241,646
Ahnlab Inc.(c)	53,725	2,950,526
AK Holdings Inc.	53,233	3,975,376
Amorepacific Corp.(c)	253,880	78,310,775
AMOREPACIFIC Group	239,400	27,983,116
Ananti Inc.(a)(c)	456,045	4,569,123
Aprogen pharmaceuticals Inc.(a)(c)	1,200,227	4,386,933
Asiana Airlines Inc.(a)	920,607	4,231,743
ATGen Co. Ltd.(a)(c)	287,560	4,748,428
BGF retail Co. Ltd.	64,407	10,904,288
BH Co. Ltd.(a)(c)	223,962	5,744,746
Binggrae Co. Ltd.	70,745	4,009,944
Security	Shares	Value
South Korea (continued)
BNK Financial Group Inc.	1,853,385	$ 16,385,509
Boditech Med Inc.(c)	234,679	3,330,942
Bukwang Pharmaceutical Co. Ltd.	303,869	8,160,868
Caregen Co. Ltd.	43,026	3,444,635
Cell Biotech Co. Ltd.(c)	88,516	3,440,624
Celltrion Healthcare Co. Ltd.(a)(c)	276,446	25,594,240
Celltrion Inc.(a)(c)	646,872	159,325,123
Cheil Worldwide Inc.	579,430	10,643,085
Chong Kun Dang Pharmaceutical Corp.	60,879	5,930,048
CJ CGV Co. Ltd.	135,825	8,316,202
CJ CheilJedang Corp.	61,852	20,111,439
CJ Corp.	114,936	15,780,442
CJ E&M Corp.	169,331	14,232,004
CJ Freshway Corp.(c)	87,957	2,823,241
CJ Logistics Corp.(a)(c)	70,618	9,793,952
CJ O Shopping Co. Ltd.	28,860	5,962,356
Com2uSCorp.	79,473	14,118,539
Cosmax Inc.(c)	73,441	11,582,142
Coway Co. Ltd.	422,747	34,237,036
CrystalGenomics Inc.(a)(c)	222,629	4,863,781
Daeduck Electronics Co.	509,709	3,768,617
Daeduck GDS Co. Ltd.(c)	267,678	3,737,236
Daekyo Co. Ltd.	345,618	2,423,927
Daelim Industrial Co. Ltd.	219,320	17,090,663
Daesang Corp.	193,082	4,540,682
Daewoo Engineering & Construction Co. Ltd.(a)	1,340,217	8,019,296
Daewoong Pharmaceutical Co. Ltd.(c)	48,814	9,464,378
Daishin Securities Co. Ltd.	345,028	4,353,060
Daou Technology Inc.(c)	246,240	5,927,852
DB HiTek Co. Ltd.	372,293	5,871,312
DB Insurance Co. Ltd.	391,230	21,231,926
Dentium Co. Ltd.(c)	69,236	5,632,912
DGB Financial Group Inc.	1,203,930	11,559,604
DIO Corp.(a)(c)	121,971	4,282,761
Dong-A Socio Holdings Co. Ltd.	40,431	4,219,572
Dong-A ST Co. Ltd.	56,433	5,078,159
Dongjin Semichem Co. Ltd.	304,946	4,483,876
DongKook Pharmaceutical Co. Ltd.	74,042	4,368,543
Dongkuk Steel Mill Co. Ltd.	583,018	5,462,667
Dongsuh Cos. Inc.	319,316	7,687,045
Dongwon Industries Co. Ltd.	16,723	5,181,578
Doosan Bobcat Inc.	229,791	7,226,601
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	533,307	9,449,570
Doosan Infracore Co. Ltd.(a)(c)	1,176,282	11,348,702
DoubleUGames Co. Ltd.	100,995	5,218,629
Douzone Bizon Co. Ltd.	191,916	7,798,062
E1 Corp.(c)	35,564	2,240,174
Ecopro Co. Ltd.(a)(c)	191,179	6,677,387
E-MART Inc.	170,647	39,576,743
Eo Technics Co Ltd.(c)	79,220	5,555,946
Fila Korea Ltd.(c)	507,665	13,728,313
Foosung Co. Ltd.(a)(c)	544,660	4,693,995
GemVax & Kael Co. Ltd.(a)(c)	303,834	3,988,359
Genexine Co. Ltd.(a)(c)	120,464	12,739,827
Grand Korea Leisure Co. Ltd.	274,445	6,976,013
Green Cross Cell Corp.	104,203	4,939,722
Green Cross Corp./South Korea	49,049	10,010,464
Green Cross Holdings Corp.	239,059	8,416,243
GS Engineering & Construction Corp.(c)	386,525	17,588,062

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
GS Holdings Corp.	408,134	$ 22,073,577
GS Home Shopping Inc.	31,508	4,945,641
GS Retail Co. Ltd.(c)	235,178	8,235,975
G-treeBNT Co. Ltd.(a)(c)	187,398	7,179,867
Gwangju Shinsegae Co. Ltd.	12,162	2,617,546
Halla Holdings Corp.	81,014	3,370,730
Hana Financial Group Inc.	2,288,294	88,309,319
Hana Tour Service Inc.(c)	95,556	9,130,542
Hanall Biopharma Co. Ltd.(a)(c)	271,428	8,082,786
Hancom Inc.(c)	242,535	2,981,204
Handsome Co. Ltd.	157,663	5,740,779
Hanil Cement Co. Ltd.(c)	31,161	4,928,754
Hanjin Heavy Industries & Construction Co. Ltd.(a)(c)	781,084	2,394,807
Hanjin Kal Corp.	397,315	8,551,146
Hanjin Transportation Co. Ltd.	107,816	2,450,477
Hankook Shell Oil Co. Ltd.(c)	11,976	3,705,177
Hankook Tire Co. Ltd.	596,753	23,721,755
Hankook Tire Worldwide Co. Ltd.(c)	278,987	4,645,685
Hanmi Pharm Co. Ltd.	51,634	23,135,787
Hanmi Science Co. Ltd.(c)	114,315	7,529,445
Hanon Systems	1,547,193	14,496,636
Hansae Co. Ltd.	152,796	2,182,901
Hansol Chemical Co. Ltd.	80,393	5,742,623
Hansol Technics Co. Ltd.(a)	262,320	2,676,859
Hanssem Co. Ltd.(c)	95,329	9,993,207
Hanwha Aerospace Co. Ltd.(a)	347,841	10,697,091
Hanwha Chemical Corp.	844,636	20,254,966
Hanwha Corp.	347,501	11,605,395
Hanwha General Insurance Co. Ltd.	813,059	5,355,275
Hanwha Investment & Securities Co. Ltd.(a)(c)	1,315,108	3,629,525
Hanwha Life Insurance Co. Ltd.	1,997,680	10,322,443
Hite Jinro Co. Ltd.	243,935	4,559,850
HLB Inc.(a)(c)	261,754	33,509,951
HMC Investment Securities Co. Ltd.	372,968	3,615,674
Homecast Co. Ltd.(a)(c)	295,243	2,284,268
Hotel Shilla Co. Ltd.	256,210	29,472,647
HS Industries Co. Ltd.(c)	402,045	3,468,638
Huchems Fine Chemical Corp.	203,859	5,720,799
Hugel Inc.(a)(c)	21,193	9,486,175
Humedix Co. Ltd.(c)	134,691	4,148,375
Huons Co. Ltd.(c)	91,553	8,212,974
Huons Global Co. Ltd.(c)	87,568	5,150,342
Hy-Lok Corp.(c)	156,510	4,363,028
Hyosung Corp.	169,046	21,014,114
Hyundai Construction Equipment Co. Ltd.(a)	51,328	7,951,924
Hyundai Department Store Co. Ltd.	107,446	11,213,577
Hyundai Development Co. Engineering & Construction	475,391	20,463,048
Hyundai Electric & Energy System Co. Ltd.(a)(c)	52,104	4,437,263
Hyundai Elevator Co. Ltd.(c)	120,489	14,922,104
Hyundai Engineering & Construction Co. Ltd.	619,749	42,430,054
Hyundai Glovis Co. Ltd.	150,439	18,770,857
Hyundai Greenfood Co. Ltd.	429,513	5,956,880
Hyundai Heavy Industries Co. Ltd.(a)	290,913	30,900,820
Hyundai Heavy Industries Holdings Co. Ltd.(a)(c)	78,803	28,364,548
Hyundai Home Shopping Network Corp.	61,501	6,076,215
Hyundai Livart Furniture Co. Ltd.	150,537	3,170,082
Hyundai Marine & Fire Insurance Co. Ltd.	514,758	16,260,040
Hyundai Merchant Marine Co. Ltd.(a)(c)	2,080,020	11,403,978
Hyundai Mipo Dockyard Co. Ltd.(a)(c)	103,452	8,992,488
Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	536,501	$ 108,499,669
Hyundai Motor Co.	1,228,622	158,428,923
Hyundai Rotem Co. Ltd.(a)(c)	241,645	8,664,204
Hyundai Steel Co.	619,475	35,515,149
Il Dong Pharmaceutical Co. Ltd.	173,318	3,673,933
Iljin Materials Co. Ltd.(c)	177,252	5,697,650
Ilyang Pharmaceutical Co. Ltd.(a)	165,995	6,252,050
iMarketKorea Inc.	245,995	1,789,138
InBody Co. Ltd.	129,737	3,983,761
Industrial Bank of Korea	1,839,813	26,625,616
ING Life Insurance Korea Ltd.(b)	265,704	9,908,902
Innocean Worldwide Inc.	91,160	5,556,113
Innox Advanced Materials Co. Ltd.(a)(c)	62,442	4,280,777
iNtRON Biotechnology Inc.(a)(c)	146,693	5,661,143
IS Dongseo Co. Ltd.	154,552	4,222,419
It's Hanbul Co. Ltd.(c)	78,016	3,879,269
Jayjun Cosmetic Co. Ltd.(a)(c)	199,327	4,622,826
JB Financial Group Co. Ltd.(c)	957,941	5,385,336
Jeil Pharmaceutical Co. Ltd.(c)	64,952	2,440,332
Jenax Inc.(a)(c)	157,395	2,022,284
Jusung Engineering Co. Ltd.(c)	371,169	3,460,502
JW Holdings Corp.(c)	383,546	2,995,925
JW Pharmaceutical Corp.	129,588	4,868,792
Kakao Corp.	360,748	34,637,430
Kakao M Corp.(c)	69,219	5,329,725
Kangwon Land Inc.	890,730	22,186,651
KB Financial Group Inc.	3,065,224	147,296,816
KC Co. Ltd.	87,601	1,795,985
KC Tech Co. Ltd./New(c)	127,935	2,753,460
KCC Corp.	44,083	14,088,403
KEPCO Engineering & Construction Co. Inc.(c)	143,224	4,145,451
KEPCO Plant Service & Engineering Co. Ltd.(c)	197,460	7,409,673
Kia Motors Corp.	2,050,446	59,252,649
KISWIRE Ltd.(c)	92,662	2,578,839
KIWOOM Securities Co. Ltd.(c)	98,167	11,429,063
Koh Young Technology Inc.(c)	123,629	10,883,985
Kolon Corp.(c)	64,529	2,813,547
Kolon Industries Inc.(c)	129,852	7,974,584
Kolon Life Science Inc.(a)(c)	77,794	5,015,709
Komipharm International Co. Ltd.(a)(c)	345,795	9,431,210
Korea Aerospace Industries Ltd.(a)(c)	571,734	23,337,164
Korea Electric Power Corp.	1,958,432	60,227,303
Korea Gas Corp.(a)	196,635	10,999,666
Korea Investment Holdings Co. Ltd.	321,860	28,037,158
Korea Kolmar Co. Ltd.(c)	127,650	9,130,122
Korea Line Corp.(a)(c)	123,622	2,889,999
Korea Petrochemical Ind. Co Ltd.	27,768	6,504,402
Korea REIT Co. Ltd.	1,772,209	4,800,640
Korea Zinc Co. Ltd.	65,001	24,451,881
Korean Air Lines Co. Ltd.	361,312	10,709,141
Korean Reinsurance Co.	790,668	9,315,352
KT Corp.	51,660	1,293,956
KT Skylife Co. Ltd.	299,885	3,574,862
KT&G Corp.	909,639	81,010,570
Kukdo Chemical Co. Ltd.	86,229	5,175,580
Kumho Industrial Co. Ltd.(c)	301,609	3,791,272
Kumho Petrochemical Co. Ltd.(c)	143,611	13,988,733
Kumho Tire Co. Inc.(a)(c)	884,200	4,995,388
Kwang Dong Pharmaceutical Co. Ltd.(c)	605,269	4,520,076
Kwangju Bank Co. Ltd.(c)	394,473	4,007,124

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
L&F Co. Ltd.(c)	129,711	$ 5,878,178
LF Corp.	176,850	4,733,172
LG Chem Ltd.	363,121	114,027,978
LG Corp.	741,912	50,518,429
LG Display Co. Ltd.	1,818,993	37,461,519
LG Electronics Inc.	837,392	71,935,154
LG Hausys Ltd.	63,008	4,167,606
LG Household & Health Care Ltd.	74,925	93,347,813
LG Innotek Co. Ltd.(c)	119,936	16,021,879
LG International Corp.	257,814	6,302,147
LIG Nex1 Co. Ltd.(c)	107,043	5,064,421
Lock&Lock Co. Ltd.	186,745	4,123,133
Lotte Chemical Corp.	129,436	44,248,032
Lotte Confectionery Co. Ltd.(c)	19,760	3,354,590
Lotte Corp.(a)	248,013	13,482,594
LOTTE Fine Chemical Co. Ltd.	155,999	9,927,670
Lotte Food Co. Ltd.(c)	5,891	3,858,292
LOTTE Himart Co. Ltd.	70,150	5,121,578
Lotte Shopping Co. Ltd.	85,550	17,777,448
LS Corp.	145,779	11,562,785
LS Industrial Systems Co. Ltd.	130,492	9,345,501
Maeil Dairies Co. Ltd.	55,929	4,529,525
Mando Corp.(c)	272,135	9,706,935
Medipost Co. Ltd.(a)(c)	76,438	7,275,420
Medy-Tox Inc.	35,840	25,055,915
Meritz Fire & Marine Insurance Co. Ltd.	499,918	9,507,230
Meritz Securities Co. Ltd.	3,187,629	12,079,841
Mirae Asset Daewoo Co. Ltd.(c)	3,046,938	26,570,079
Modetour Network Inc.	203,740	6,360,083
Muhak Co. Ltd.	186,136	2,857,786
Namhae Chemical Corp.(c)	258,867	4,490,758
Namyang Dairy Products Co. Ltd.	5,335	3,241,732
Naturalendo Tech Co. Ltd.(a)(c)	115,946	1,683,339
NAVER Corp.	220,085	136,589,698
NCSoft Corp.(c)	138,807	45,455,606
Netmarble Corp.(b)(c)	202,315	29,466,538
Nexen Corp.	452,516	2,938,552
Nexen Tire Corp.	336,473	3,511,593
NH Investment & Securities Co. Ltd.	1,048,989	15,424,162
NHN Entertainment Corp.(a)(c)	94,099	5,787,619
NHN KCP Corp.(a)(c)	189,984	2,485,064
NICE Holdings Co. Ltd.	246,549	4,517,225
NICE Information Service Co. Ltd.	439,420	4,973,258
Nong Shim Holdings Co. Ltd.(c)	34,969	3,503,550
NongShim Co. Ltd.	25,679	7,765,995
NS Shopping Co. Ltd.	244,677	3,041,581
NUTRIBIOTECH Co. Ltd.(a)(c)	145,917	3,221,694
OCI Co. Ltd.	143,136	17,594,063
Orion Corp./Republic of Korea	169,349	20,344,817
Orion Holdings Corp.(c)	180,449	4,009,234
Osstem Implant Co. Ltd.(a)(c)	108,900	5,081,562
Ottogi Corp.	10,780	8,100,376
Pan Ocean Co. Ltd.(a)(c)	1,917,653	9,001,646
Paradise Co. Ltd.(c)	423,390	7,619,802
Partron Co. Ltd.(c)	369,988	2,629,165
Pearl Abyss Corp.(a)	41,709	8,651,730
Poongsan Corp.	198,623	6,624,145
POSCO	591,803	186,388,161
POSCO Chemtech Co. Ltd.	200,792	8,326,362
Posco Daewoo Corp.	370,089	7,862,181
Security	Shares	Value
South Korea (continued)
Posco ICT Co. Ltd.(c)	459,575	$ 3,005,709
S&T Motiv Co. Ltd.(c)	117,045	3,360,585
S-1 Corp.	135,651	11,124,401
Samchully Co. Ltd.	26,644	2,842,488
Samjin Pharmaceutical Co. Ltd.	160,235	7,112,802
Samsung Biologics Co. Ltd.(a)(b)(c)	134,940	54,454,195
Samsung C&T Corp.	600,961	69,966,701
Samsung Card Co. Ltd.	193,416	6,656,833
Samsung Electro-Mechanics Co. Ltd.	442,637	55,024,220
Samsung Electronics Co. Ltd.	37,836,079	1,779,571,599
Samsung Engineering Co. Ltd.(a)	1,233,038	21,104,459
Samsung Fire & Marine Insurance Co. Ltd.	241,901	56,214,296
Samsung Heavy Industries Co. Ltd.(a)	3,089,621	21,467,843
Samsung Life Insurance Co. Ltd.	553,614	52,898,782
Samsung SDI Co. Ltd.	439,899	81,821,745
Samsung SDS Co. Ltd.	278,303	54,475,563
Samsung Securities Co. Ltd.	475,139	16,264,789
Samyang Corp.(c)	40,585	3,219,089
Samyang Holdings Corp.(c)	39,489	4,194,527
Sangsangin Co. Ltd.(a)(c)	289,537	5,895,762
Seah Besteel Corp.	130,976	2,843,210
Sebang Global Battery Co. Ltd.	118,468	3,599,264
Seegene Inc.(a)	181,598	5,323,528
Seobu T&D(a)(c)	435,198	4,178,579
Seoul Semiconductor Co. Ltd.(c)	346,812	6,579,438
SFA Engineering Corp.	168,988	5,706,353
Shinhan Financial Group Co. Ltd.	3,253,052	132,029,338
Shinsegae Food Co. Ltd.(c)	27,238	4,118,738
Shinsegae Inc.	60,766	24,747,228
Shinsegae International Inc.(c)	34,151	5,385,843
Silicon Works Co. Ltd.	117,749	4,249,210
SillaJen Inc.(a)(c)	427,802	31,947,735
Sindoh Co. Ltd.	73,210	3,640,295
SK Chemicals Co. Ltd.(a)	80,384	6,629,378
SK Discovery Co. Ltd.	1	37
SK Gas Ltd.(c)	46,870	4,348,068
SK Holdings Co. Ltd.	261,550	67,210,307
SK Hynix Inc.	4,582,633	397,066,582
SK Innovation Co. Ltd.	507,113	96,911,061
SK Materials Co. Ltd.(c)	51,810	8,021,790
SK Networks Co. Ltd.	1,195,293	5,505,478
SK Securities Co. Ltd.(a)(c)	3,539,100	3,808,485
SK Telecom Co. Ltd.	155,253	31,973,808
SKC Co. Ltd.	184,857	6,628,065
SKCKOLONPI Inc.(c)	132,725	5,466,849
SL Corp.	166,634	2,882,995
SM Entertainment Co. Ltd.(a)(c)	211,958	8,170,003
S-Oil Corp.	355,611	35,463,781
Songwon Industrial Co. Ltd.	178,231	4,472,516
Soulbrain Co. Ltd.(c)	86,423	5,612,143
SPC Samlip Co. Ltd.	27,088	2,776,774
Ssangyong Cement Industrial Co. Ltd.	248,515	7,780,863
Ssangyong Motor Co.(a)(c)	657,286	2,798,778
Sungwoo Hitech Co. Ltd.(c)	473,414	2,231,034
Taekwang Industrial Co. Ltd.	3,683	4,243,505
Taewoong Co. Ltd.(a)(c)	120,049	2,071,442
Taeyoung Engineering & Construction Co. Ltd.(c)	505,937	8,049,371
Telcon RF Pharmaceutical Inc.(a)(c)	541,750	5,955,506
Tera Resource Co. Ltd.(a)(d)	49,111	—
Tongyang Inc.(c)	1,728,154	3,446,849

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Tongyang Life Insurance Co. Ltd.	456,315	$ 3,014,020
Toptec Co. Ltd.(a)(c)	186,602	4,665,266
Value Added Technology Co. Ltd.(c)	107,753	3,568,609
Vieworks Co. Ltd.	79,529	2,342,452
ViroMed Co. Ltd.(a)(c)	114,912	28,249,622
Webzen Inc.(a)(c)	156,041	3,988,060
Wonik Holdings Co. Ltd.(a)	369,343	2,244,257
WONIK IPS Co. Ltd.	187,318	5,925,640
Woori Bank	3,591,572	50,977,366
YG Entertainment Inc.(c)	160,042	4,305,597
Youlchon Chemical Co. Ltd.	308,969	4,141,752
Youngone Corp.	192,563	5,689,625
Youngone Holdings Co. Ltd.	76,965	3,912,688
Yuanta Securities Korea Co. Ltd.(a)(c)	844,771	3,409,021
Yuhan Corp.	69,141	15,265,604
Yungjin Pharmaceutical Co. Ltd.(a)(c)	919,399	6,985,368
		7,273,687,748
Taiwan — 12.3%
AcBel Polytech Inc.(c)	5,324,000	3,465,047
Accton Technology Corp.(c)	4,124,000	11,878,618
Acer Inc.(c)	22,953,872	18,808,056
A-DATA Technology Co. Ltd.(c)	2,068,820	4,667,731
Advanced Ceramic X Corp.(c)	396,000	3,548,754
Advanced Wireless Semiconductor Co.(c)	1,700,000	3,744,806
Advantech Co. Ltd.(c)	2,600,165	17,617,058
Airtac International Group(c)	935,880	16,086,584
Alpha Networks Inc.(c)	4,242,700	3,037,429
AmTRAN Technology Co. Ltd.(c)	7,913,000	3,393,757
Ardentec Corp.	5,229,546	6,047,887
ASE Industrial Holding Co. Ltd.	27,925,222	70,834,800
Asia Cement Corp.	17,762,050	19,593,003
Asia Optical Co. Inc.(c)	2,401,000	7,588,896
Asia Pacific Telecom Co. Ltd.(a)	18,721,000	5,023,675
Asia Polymer Corp.(c)	9,123,977	5,542,325
Asustek Computer Inc.	5,296,000	47,990,388
AU Optronics Corp.(c)	65,565,000	28,776,255
Bank of Kaohsiung Co. Ltd.(c)	19,872,149	6,214,710
BES Engineering Corp.(c)	19,306,000	5,199,987
Bizlink Holding Inc.(c)	1,074,926	7,570,028
Brogent Technologies Inc.(c)	358,799	2,562,722
Capital Securities Corp.	20,779,000	7,871,490
Casetek Holdings Ltd.(c)	1,663,485	4,175,161
Catcher Technology Co. Ltd.	5,125,000	59,611,919
Cathay Financial Holding Co. Ltd.	63,937,078	114,381,035
Cathay Real Estate Development Co. Ltd.(c)	6,983,900	4,172,415
Center Laboratories Inc.(a)(c)	3,059,409	7,035,472
Chailease Holding Co. Ltd.	9,026,945	32,237,475
Chang Hwa Commercial Bank Ltd.	40,612,470	23,788,824
Cheng Loong Corp.(c)	10,109,000	6,022,584
Cheng Shin Rubber Industry Co. Ltd.(c)	15,868,650	24,151,342
Cheng Uei Precision Industry Co. Ltd.(c)	3,305,000	3,910,427
Chicony Electronics Co. Ltd.	3,884,326	9,178,789
China Airlines Ltd.(a)	21,404,000	7,250,992
China Bills Finance Corp.(c)	13,817,000	6,502,335
China Development Financial Holding Corp.	112,024,000	42,062,981
China Life Insurance Co. Ltd./Taiwan	24,271,622	25,477,446
China Man-Made Fiber Corp.(a)	16,539,550	5,741,078
China Metal Products(c)	3,415,146	3,391,038
China Motor Corp.	4,945,000	4,802,814
China Petrochemical Development Corp.(a)	20,851,900	9,604,199
Security	Shares	Value
Taiwan (continued)
China Steel Chemical Corp.(c)	1,552,000	$ 8,054,870
China Steel Corp.(c)	97,166,529	76,535,891
China Synthetic Rubber Corp.(c)	5,993,005	9,631,133
Chin-Poon Industrial Co. Ltd.(c)	2,434,000	3,225,132
Chipbond Technology Corp.(c)	5,494,000	11,552,225
Chlitina Holding Ltd.	525,000	4,774,878
Chong Hong Construction Co. Ltd.	1,952,122	6,098,447
Chroma ATE Inc.(c)	3,158,000	15,757,589
Chunghwa Precision Test Tech Co. Ltd.(c)	178,000	4,794,353
Chunghwa Telecom Co. Ltd.	28,916,000	105,196,469
Cleanaway Co. Ltd.(c)	747,000	4,799,409
Clevo Co.	3,870,175	4,191,619
CMC Magnetics Corp.(a)(c)	33,729,566	11,257,636
Compal Electronics Inc.	30,156,000	19,827,886
Compeq Manufacturing Co. Ltd.(c)	8,981,000	10,071,645
Concraft Holding Co. Ltd.(c)	384,000	3,793,669
Continental Holdings Corp.(c)	9,384,600	4,134,530
Coretronic Corp.	3,592,200	4,963,606
CSBC Corp. Taiwan(a)	8,299,000	5,041,196
CTBC Financial Holding Co. Ltd.	136,493,599	98,401,673
CTCI Corp.(c)	5,176,000	8,490,910
Cub Elecparts Inc.(c)	417,067	4,969,475
Darwin Precisions Corp.(c)	4,562,000	4,034,945
Delta Electronics Inc.	15,767,000	58,412,863
Depo Auto Parts Ind. Co. Ltd.(c)	1,068,000	2,912,257
E Ink Holdings Inc.	7,130,000	8,150,543
E.Sun Financial Holding Co. Ltd.	71,837,926	50,111,398
Eclat Textile Co. Ltd.	1,265,683	15,461,174
Egis Technology Inc.(a)(c)	649,000	3,454,951
Elan Microelectronics Corp.	3,521,000	5,699,598
Elite Advanced Laser Corp.	1,139,560	4,050,636
Elite Material Co. Ltd.(c)	2,184,000	5,846,062
Elite Semiconductor Memory Technology Inc.(c)	3,811,000	5,316,817
Ennoconn Corp.(c)	452,000	7,354,438
Epistar Corp.(a)(c)	8,152,000	11,046,550
Eternal Materials Co. Ltd.	7,698,145	7,553,876
Eva Airways Corp.	15,272,963	7,722,757
Evergreen Marine Corp. Taiwan Ltd.(a)	16,775,808	8,314,695
Everlight Chemical Industrial Corp.(c)	7,940,781	5,115,134
Everlight Electronics Co. Ltd.(c)	3,181,000	4,289,251
Far Eastern Department Stores Ltd.(c)	8,270,167	5,465,324
Far Eastern International Bank(c)	20,078,201	6,734,840
Far Eastern New Century Corp.	22,210,916	21,164,550
Far EasTone Telecommunications Co. Ltd.	12,373,000	31,550,396
Faraday Technology Corp.(c)	2,369,000	5,012,920
Farglory Land Development Co. Ltd.	2,351,782	2,633,456
Feng Hsin Steel Co. Ltd.	3,895,000	7,644,010
Feng TAY Enterprise Co. Ltd.(c)	2,466,506	10,948,894
Firich Enterprises Co. Ltd.(c)	2,541,798	4,318,126
First Financial Holding Co. Ltd.	73,305,052	49,789,156
FLEXium Interconnect Inc.(c)	2,712,616	7,858,587
Formosa Chemicals & Fibre Corp.	25,385,210	97,435,013
Formosa Petrochemical Corp.	9,961,000	40,393,889
Formosa Plastics Corp.	33,129,800	118,867,663
Formosa Taffeta Co. Ltd.	4,460,000	4,964,404
Foxconn Technology Co. Ltd.(c)	7,026,424	17,307,214
Foxsemicon Integrated Technology Inc.(c)	585,000	4,119,787
Fubon Financial Holding Co. Ltd.	49,770,000	86,544,966
General Interface Solution Holding Ltd.(c)	1,404,000	8,973,716
Genius Electronic Optical Co. Ltd.(a)(c)	556,000	8,313,602

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Getac Technology Corp.	4,085,000	$ 5,903,593
Giant Manufacturing Co. Ltd.	2,337,000	10,140,013
Gigabyte Technology Co. Ltd.(c)	4,107,000	10,842,705
Gigasolar Materials Corp.(c)	372,800	2,264,560
Ginko International Co. Ltd.(c)	470,000	4,219,749
Gintech Energy Corp.(a)(c)	5,625,762	2,844,660
Global Unichip Corp.(c)	717,000	6,102,331
Globalwafers Co. Ltd.(c)	1,780,000	35,229,878
Gloria Material Technology Corp.(c)	7,719,048	4,933,657
Goldsun Building Materials Co. Ltd.(a)(c)	15,259,000	4,843,319
Gourmet Master Co. Ltd.(c)	582,855	6,050,028
Grand Pacific Petrochemical	8,909,000	9,544,879
Grape King Bio Ltd.(c)	1,038,000	8,002,870
Great Wall Enterprise Co. Ltd.(c)	5,393,500	6,975,556
Greatek Electronics Inc.	3,461,000	6,272,460
HannStar Display Corp.(c)	22,077,640	6,874,969
Highwealth Construction Corp.(c)	6,514,230	9,870,869
Hiwin Technologies Corp.(c)	1,742,621	24,718,853
Ho Tung Chemical Corp.(a)	20,855,920	6,076,871
Holy Stone Enterprise Co. Ltd.(c)	1,350,330	9,419,387
Hon Hai Precision Industry Co. Ltd.	128,109,410	366,436,141
Hota Industrial Manufacturing Co. Ltd.(c)	2,050,216	9,922,111
Hotai Motor Co. Ltd.(c)	2,185,000	19,945,513
HTC Corp.(a)(c)	5,363,000	10,489,188
Hu Lane Associate Inc.	642,000	3,096,274
Hua Nan Financial Holdings Co. Ltd.	56,968,182	34,034,693
Huaku Development Co. Ltd.	2,815,000	6,670,727
Hung Sheng Construction Ltd.	7,758,000	10,201,932
IEI Integration Corp.(c)	3,397,582	3,861,211
Innolux Corp.(c)	70,363,241	27,242,081
International Games System Co. Ltd.(c)	586,000	3,735,661
Inventec Corp.	19,832,000	16,051,466
ITEQ Corp.	2,845,000	6,096,123
Kenda Rubber Industrial Co. Ltd.(c)	4,016,889	4,518,104
Kerry TJ Logistics Co. Ltd.(c)	3,213,000	4,187,629
Kindom Construction Corp.(c)	5,217,000	3,682,711
King Slide Works Co. Ltd.(c)	426,000	6,227,592
King Yuan Electronics Co. Ltd.	8,910,000	8,356,424
King's Town Bank Co. Ltd.	8,308,000	9,705,122
Kinpo Electronics(c)	16,253,000	5,392,080
Kinsus Interconnect Technology Corp.(c)	2,230,000	4,279,659
LandMark Optoelectronics Corp.(c)	408,900	4,094,254
Largan Precision Co. Ltd.(c)	794,000	108,652,771
LCY Chemical Corp.	4,726,000	7,247,958
Lealea Enterprise Co. Ltd.(a)(c)	13,906,173	5,267,929
Lien Hwa Industrial Corp.(c)	6,698,405	8,562,619
Lite-On Technology Corp.	16,759,238	21,870,941
Long Chen Paper Co. Ltd.(c)	5,159,000	5,725,239
Lotes Co. Ltd.	485,000	3,075,614
Macronix International(a)(c)	14,514,000	23,978,873
Makalot Industrial Co. Ltd.	1,649,208	7,458,495
Masterlink Securities Corp.(c)	18,317,344	6,663,854
MediaTek Inc.	11,875,572	123,466,471
Mega Financial Holding Co. Ltd.	83,048,958	72,761,215
Merida Industry Co. Ltd.(c)	1,709,850	7,304,734
Merry Electronics Co. Ltd.(c)	1,493,070	7,300,528
Microbio Co. Ltd.(a)	6,761,141	4,603,484
Micro-Star International Co. Ltd.	5,399,000	22,524,740
Mitac Holdings Corp.(c)	5,877,560	6,454,007
Motech Industries Inc.(a)(c)	5,445,948	3,598,944
Security	Shares	Value
Taiwan (continued)
Nan Kang Rubber Tire Co. Ltd.(c)	5,220,000	$ 4,573,369
Nan Ya Plastics Corp.	37,731,440	105,405,989
Nan Ya Printed Circuit Board Corp.(c)	2,244,000	1,891,127
Nanya Technology Corp.	8,256,000	27,445,141
Neo Solar Power Corp.(a)(c)	10,547,806	4,083,726
Nien Made Enterprise Co. Ltd.(c)	1,131,000	8,965,255
Novatek Microelectronics Corp.	4,193,000	18,962,719
OBI Pharma Inc.(a)	901,000	4,871,652
Oriental Union Chemical Corp.	5,516,000	6,010,961
Pan-International Industrial Corp.(c)	3,483,366	2,714,704
Parade Technologies Ltd.(c)	528,000	8,793,685
PChome Online Inc.(c)	830,070	4,017,160
Pegatron Corp.	15,015,000	31,722,360
PharmaEngine Inc.(c)	822,793	3,666,134
PharmaEssentia Corp.(a)	1,215,000	7,218,263
Pharmally International Holding Co. Ltd.	335,704	4,319,340
Phison Electronics Corp.	1,045,000	9,608,915
Pixart Imaging Inc.	1,490,000	5,370,893
Pou Chen Corp.	15,928,000	19,510,292
Powertech Technology Inc.	5,183,000	15,465,187
Poya International Co. Ltd.(c)	416,447	4,420,011
President Chain Store Corp.	4,575,000	46,877,660
President Securities Corp.(a)(c)	12,029,135	5,861,702
Primax Electronics Ltd.	3,686,000	7,172,331
Prince Housing & Development Corp.(c)	11,352,995	4,357,574
Qisda Corp.(c)	15,638,000	11,065,053
Quanta Computer Inc.(c)	20,426,000	36,132,303
Radiant Opto-Electronics Corp.(c)	3,628,000	7,604,372
Radium Life Tech Co. Ltd.(a)	13,015,196	4,626,332
Realtek Semiconductor Corp.	3,608,110	13,788,649
Ritek Corp.(a)	17,799,503	9,148,819
Ruentex Development Co. Ltd.(a)(c)	8,013,986	9,669,262
Ruentex Industries Ltd.(c)	4,814,906	9,851,100
Sanyang Motor Co. Ltd.(c)	5,840,000	4,229,695
ScinoPharm Taiwan Ltd.(c)	2,326,027	2,655,078
Sercomm Corp.	2,166,000	5,002,660
Shin Kong Financial Holding Co. Ltd.(c)	65,669,443	26,301,531
Shin Zu Shing Co. Ltd.(c)	1,112,000	3,247,501
Shining Building Business Co. Ltd.(a)	8,723,281	3,493,796
Shinkong Synthetic Fibers Corp.(c)	15,006,000	5,459,186
Sigurd Microelectronics Corp.(c)	6,332,000	7,904,037
Silergy Corp.(c)	454,000	10,394,807
Simplo Technology Co. Ltd.	1,107,400	6,948,624
Sinbon Electronics Co. Ltd.(c)	2,253,809	6,078,059
Sino-American Silicon Products Inc.	4,383,000	20,626,571
SinoPac Financial Holdings Co. Ltd.	76,575,746	28,369,433
Sinyi Realty Inc.(c)	3,226,087	4,479,256
Sitronix Technology Corp.(c)	1,247,000	3,795,751
Soft-World International Corp.(c)	1,450,000	4,195,885
St. Shine Optical Co. Ltd.(c)	348,000	9,291,925
Standard Foods Corp.	4,619,096	9,435,064
Sunny Friend Environmental Technology Co. Ltd.(c)	672,000	4,485,757
Synnex Technology International Corp.	9,781,250	15,670,110
TA Chen Stainless Pipe(c)	8,986,099	9,747,450
Taichung Commercial Bank Co. Ltd.(c)	21,983,200	7,557,264
Taigen Biopharmaceuticals Holdings Ltd.(a)(c)	3,139,000	2,372,990
TaiMed Biologics Inc.(a)(c)	1,600,000	16,821,588
Tainan Spinning Co. Ltd.(c)	9,954,894	5,050,294
Taishin Financial Holding Co. Ltd.	72,964,448	35,920,285
Taiwan Business Bank	32,289,718	9,861,019

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Taiwan Cement Corp.	28,522,000	$ 41,505,238
Taiwan Cogeneration Corp.(c)	5,364,000	5,030,736
Taiwan Cooperative Financial Holding Co. Ltd.	61,649,966	36,317,337
Taiwan Fertilizer Co. Ltd.(c)	4,134,000	5,960,609
Taiwan Glass Industry Corp.(a)(c)	10,617,053	6,467,007
Taiwan High Speed Rail Corp.	13,548,000	10,467,974
Taiwan Hon Chuan Enterprise Co. Ltd.	3,186,674	5,466,851
Taiwan Mobile Co. Ltd.	12,178,000	44,710,045
Taiwan Paiho Ltd.(c)	2,123,000	5,016,718
Taiwan PCB Techvest Co. Ltd.	161,000	150,191
Taiwan Secom Co. Ltd.(c)	2,375,185	7,174,348
Taiwan Semiconductor Co. Ltd.(c)	3,134,000	8,922,457
Taiwan Semiconductor Manufacturing Co. Ltd.	194,243,000	1,452,211,405
Taiwan Shin Kong Security Co. Ltd.(c)	4,908,770	6,283,108
Taiwan TEA Corp.(c)	8,952,000	4,631,143
Tatung Co. Ltd.(a)(c)	16,725,000	12,587,779
TCI Co. Ltd.	680,000	8,919,447
Teco Electric and Machinery Co. Ltd.	15,404,000	12,416,154
Test Research Inc.	2,302,400	4,941,152
Test Rite International Co. Ltd.(c)	7,761,000	6,087,262
Ton Yi Industrial Corp.(c)	8,388,000	3,597,477
Tong Hsing Electronic Industries Ltd.	1,147,000	4,498,189
Tong Yang Industry Co. Ltd.	3,246,400	5,482,631
Topco Scientific Co. Ltd.(c)	1,971,639	5,376,330
TPK Holding Co. Ltd.(a)(c)	2,601,000	5,581,974
Transcend Information Inc.(c)	1,568,000	4,495,476
Tripod Technology Corp.	3,735,000	10,571,166
TSRC Corp.(c)	5,511,900	5,794,932
TTY Biopharm Co. Ltd.	2,004,124	6,488,328
Tung Ho Steel Enterprise Corp.(c)	7,724,000	6,200,030
Tung Thih Electronic Co. Ltd.(c)	405,000	1,378,769
TWi Pharmaceuticals Inc.(a)(c)	874,000	2,473,681
TXC Corp.	3,420,000	4,274,786
U-Ming Marine Transport Corp.	4,883,000	5,598,219
Unimicron Technology Corp.(c)	11,313,000	6,343,421
Uni-President Enterprises Corp.	37,906,369	92,483,873
United Integrated Services Co. Ltd.	3,003,000	6,434,678
United Microelectronics Corp.(c)	94,245,000	52,373,187
UPC Technology Corp.(c)	11,109,099	7,600,972
USI Corp.(c)	10,329,040	5,119,445
Vanguard International Semiconductor Corp.	6,780,000	14,844,651
Visual Photonics Epitaxy Co. Ltd.(c)	2,025,000	7,299,368
Voltronic Power Technology Corp.(c)	371,974	5,890,949
Wafer Works Corp.(a)(c)	4,260,000	9,938,554
Wah Lee Industrial Corp.	2,241,000	4,233,453
Walsin Lihwa Corp.(c)	24,066,000	20,120,932
Walsin Technology Corp.	2,583,597	33,414,343
Waterland Financial Holdings Co. Ltd.	24,832,938	8,661,255
Win Semiconductors Corp.	2,866,427	23,295,729
Winbond Electronics Corp.(c)	24,856,480	16,633,761
Wistron Corp.(c)	21,136,825	15,908,262
Wistron NeWeb Corp.	2,325,736	5,557,889
Wowprime Corp.(c)	664,260	2,316,812
WPG Holdings Ltd.	10,974,000	15,932,747
WT Microelectronics Co. Ltd.	4,139,734	6,286,664
XinTec Inc.(a)(c)	1,572,000	3,719,934
XPEC Entertainment Inc.(a)(d)	31,000	—
Yageo Corp.(c)	1,691,370	53,685,325
Yang Ming Marine Transport Corp.(a)	11,342,677	3,592,677
Yeong Guan Energy Technology Group Co. Ltd.(c)	975,937	2,175,879
Security	Shares	Value
Taiwan (continued)
YFY Inc.(a)	12,853,000	$ 5,598,239
Yieh Phui Enterprise Co. Ltd.(c)	13,125,900	4,446,636
Yuanta Financial Holding Co. Ltd.	81,133,912	38,181,939
Yulon Finance Corp.	1,847,000	7,582,431
Yulon Motor Co. Ltd.(c)	7,415,000	5,865,377
YungShin Global Holding Corp.(c)	3,318,650	4,502,549
Yungtay Engineering Co. Ltd.	3,572,000	5,960,983
Zhen Ding Technology Holding Ltd.(c)	3,101,950	7,009,062
Zinwell Corp.(c)	3,569,000	3,138,800
		6,074,708,731
Thailand — 2.5%
Advanced Info Service PCL, NVDR	8,239,200	49,064,320
Airports of Thailand PCL, NVDR	34,395,000	73,649,812
Amata Corp. PCL, NVDR(c)	7,234,800	5,201,638
AP Thailand PCL, NVDR(c)	20,286,890	5,834,304
Bangchak Corp. PCL, NVDR(c)	4,464,000	5,058,456
Bangkok Airways PCL, NVDR(c)	6,843,300	3,230,192
Bangkok Bank PCL	1,840,500	11,103,986
Bangkok Chain Hospital PCL, NVDR	14,172,050	7,265,446
Bangkok Dusit Medical Services PCL, NVDR	30,917,500	25,853,177
Bangkok Expressway & Metro PCL, NVDR	70,947,485	18,185,976
Bangkok Land PCL, NVDR	112,698,500	7,045,858
Banpu PCL, NVDR(c)	17,939,300	11,776,346
Beauty Community PCL, NVDR(c)	19,459,100	10,645,022
Berli Jucker PCL, NVDR	10,320,400	18,388,959
BTS Group Holdings PCL, NVDR	55,739,100	16,901,196
Bumrungrad Hospital PCL, NVDR	2,886,900	17,371,937
Central Pattana PCL, NVDR	11,358,300	27,073,160
Charoen Pokphand Foods PCL, NVDR	25,932,700	20,266,255
Chularat Hospital PCL, NVDR(c)	62,199,600	4,510,881
CP ALL PCL, NVDR	40,795,900	102,978,085
Delta Electronics Thailand PCL, NVDR(c)	4,208,000	8,484,401
Dynasty Ceramic PCL, NVDR(c)	38,709,220	2,516,886
Eastern Polymer Group PCL, NVDR(c)	10,655,300	2,464,808
Electricity Generating PCL, NVDR	1,113,000	8,384,901
Energy Absolute PCL, NVDR	10,892,900	13,194,744
Esso Thailand PCL, NVDR	12,179,200	5,596,569
Glow Energy PCL, NVDR	3,864,900	10,269,350
Gunkul Engineering PCL, NVDR(c)	29,426,835	2,998,796
Hana Microelectronics PCL, NVDR(c)	5,343,100	5,720,574
Home Product Center PCL, NVDR	40,031,574	18,270,115
Indorama Ventures PCL, NVDR	13,547,500	24,668,392
Inter Far East Energy Corp., NVDR(a)(c)(d)	7,049,000	2
IRPC PCL, NVDR	84,889,300	17,513,891
Italian-Thai Development PCL, NVDR(a)(c)	23,715,800	2,624,380
Jasmine International PCL, NVDR(c)	23,357,400	4,234,852
Kasikornbank PCL	9,614,200	58,604,845
Kasikornbank PCL, NVDR	4,583,200	27,436,161
KCE Electronics PCL, NVDR(c)	3,885,700	3,947,648
Khon Kaen Sugar Industry PCL, NVDR(c)	17,499,086	1,805,157
Kiatnakin Bank PCL, NVDR	3,598,600	7,733,784
Krung Thai Bank PCL, NVDR	26,461,700	14,475,766
Krungthai Card PCL, NVDR	288,700	3,149,619
LPN Development PCL, NVDR(c)	8,759,200	2,655,962
Major Cineplex Group PCL, NVDR(c)	4,608,400	3,889,553
Minor International PCL, NVDR	17,742,660	18,025,522
Muangthai Capital PCL, NVDR(c)	7,341,200	7,171,382
PTG Energy PCL, NVDR(c)	7,366,700	4,352,317
PTT Exploration & Production PCL, NVDR	11,369,101	47,800,690
PTT Global Chemical PCL, NVDR	17,354,600	48,418,195

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
PTT PCL, NVDR	83,204,000	$ 135,899,000
Quality Houses PCL, NVDR(c)	49,241,017	5,017,997
Robinson PCL, NVDR	4,738,600	9,332,035
Siam Cement PCL (The), NVDR	3,120,600	43,506,958
Siam Commercial Bank PCL (The), NVDR	13,718,300	57,034,508
Siam Global House PCL, NVDR(c)	16,988,365	8,815,469
Singha Estate PCL, NVDR(a)(c)	25,494,400	2,725,566
Sino-Thai Engineering & Construction PCL, NVDR(a)(c)	7,855,828	5,549,913
Sri Trang Agro-Industry PCL, NVDR(c)	9,018,360	3,523,898
Srisawad Corp PCL, NVDR(c)	5,984,381	6,594,230
Supalai PCL, NVDR(a)(c)	7,336,500	5,790,767
Super Energy Corp. PCL, NVDR(a)(c)	136,642,200	6,321,677
Thai Airways International PCL, NVDR(a)	6,309,000	3,096,321
Thai Oil PCL, NVDR	8,394,800	24,142,595
Thai Union Group PCL, NVDR	16,929,500	9,155,372
Thai Vegetable Oil PCL, NVDR	5,134,600	4,975,699
Thanachart Capital PCL, NVDR	5,678,600	9,141,854
Thoresen Thai Agencies PCL, NVDR(c)	12,982,223	3,185,697
TICON Industrial Connection PCL, NVDR(c)	364,100	193,489
Tisco Financial Group PCL, NVDR	3,262,550	8,464,884
TMB Bank PCL, NVDR	119,740,800	9,282,813
True Corp. PCL, NVDR	91,687,711	20,492,877
TTW PCL, NVDR(c)	15,603,300	6,048,169
Unique Engineering & Construction PCL, NVDR(c)	7,419,100	3,409,214
VGI Global Media PCL, NVDR(c)	29,042,400	7,035,905
Vibhavadi Medical Center PCL, NVDR	53,583,300	4,321,504
WHA Corp. PCL, NVDR	77,225,100	10,621,771
		1,231,494,450
Turkey — 0.8%
AG Anadolu Grubu Holding AS(c)	692,219	3,432,529
Akbank Turk AS	16,736,180	29,618,293
Aksa Akrilik Kimya Sanayii AS	1,052,988	2,678,042
Albaraka Turk Katilim Bankasi AS(c)	10,857,048	3,254,159
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,752,959	9,735,549
Arcelik AS	2,287,669	8,379,389
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	1,824,096	9,487,414
BIM Birlesik Magazalar AS	1,777,030	27,120,812
Cimsa Cimento Sanayi VE Ticaret AS(c)	905,465	2,235,002
Coca-Cola Icecek AS	751,419	5,902,120
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,547,490	11,198,648
Eregli Demir ve Celik Fabrikalari TAS	11,714,678	28,993,341
Ford Otomotiv Sanayi AS	626,980	8,843,452
Haci Omer Sabanci Holding AS	6,769,992	13,920,600
Is Gayrimenkul Yatirim Ortakligi AS	832,047	183,373
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	8,533,068	8,951,593
KOC Holding AS	5,697,870	17,542,726
Koza Altin Isletmeleri AS(a)(c)	388,748	4,093,572
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(c)	1,869,460	3,481,457
Otokar Otomotiv Ve Savunma Sanayi AS(c)	118,497	2,017,409
Petkim Petrokimya Holding AS	6,259,398	6,497,430
Soda Sanayii AS	4,137,279	4,841,695
TAV Havalimanlari Holding AS	1,573,011	7,606,004
Tekfen Holding AS	1,785,009	5,955,996
Tofas Turk Otomobil Fabrikasi AS	1,161,979	6,402,159
Trakya Cam Sanayii AS	6,086,117	5,365,231
Tupras Turkiye Petrol Rafinerileri AS	1,012,898	23,684,774
Turk Hava Yollari AO(a)	4,708,373	17,277,195
Turk Telekomunikasyon AS(a)(c)	248,634	324,940
Security	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	8,172,391	$ 21,613,173
Turkiye Garanti Bankasi AS	17,446,525	34,259,008
Turkiye Is Bankasi AS, Class C	13,108,137	17,217,710
Turkiye Sinai Kalkinma Bankasi AS	15,905,981	4,276,697
Turkiye Sise ve Cam Fabrikalari AS	6,494,331	5,696,468
Turkiye Vakiflar Bankasi TAO, Class D	6,734,533	8,118,634
Ulker Biskuvi Sanayi AS	1,526,823	5,888,638
Yapi ve Kredi Bankasi AS(a)(c)	7,258,915	6,431,110
Zorlu Enerji Elektrik Uretim AS(a)(c)	10,140,104	3,307,442
		385,833,784
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	18,006,258	34,461,972
Agthia Group PJSC	1,909,296	2,495,030
Air Arabia PJSC	22,614,717	7,141,846
Al Waha Capital PJSC	10,879,283	5,272,076
Aldar Properties PJSC	29,288,983	16,346,301
Amanat Holdings PJSC	7,727,821	2,882,299
Amlak Finance PJSC(a)	10,757,873	2,331,314
DAMAC Properties Dubai Co. PJSC	12,686,804	8,254,893
Dana Gas PJSC	7,454,404	2,191,785
Deyaar Development PJSC(a)	22,304,796	2,884,385
DP World Ltd.	1,433,934	32,263,515
Dubai Investments PJSC	8,441,615	4,734,282
Dubai Islamic Bank PJSC	11,280,889	15,570,861
Emaar Malls PJSC	15,384,031	8,585,891
Emaar Properties PJSC	29,971,617	42,430,178
Emirates Telecommunications Group Co. PJSC	14,556,930	64,201,643
Eshraq Properties Co. PJSC(a)	14,708,334	2,923,127
First Abu Dhabi Bank PJSC	12,664,763	42,409,535
		297,380,933
Total Common Stocks — 96.6% (Cost: $40,629,527,228)		47,552,667,515
Preferred Stocks
Brazil — 2.0%
Alpargatas SA, Preference Shares, NVS	1,400,200	4,955,529
Banco ABC Brasil SA, Preference Shares, NVS	962,305	4,237,806
Banco Bradesco SA, Preference Shares, NVS	26,141,302	204,761,424
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	1,554,900	6,851,656
Bradespar SA, Preference Shares, NVS	1,951,300	16,321,745
Braskem SA, Class A, Preference Shares, NVS	1,395,100	17,007,704
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,793,500	8,066,789
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,260,800	26,915,213
Cia. de Saneamento do Parana, Preference Shares, NVS	2,059,596	4,922,169
Cia. Energetica de Minas Gerais, Preference Shares, NVS	6,882,294	14,174,674
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	1,580,300	7,014,503
Cia. Energetica do Ceara, Class A, Preference Shares, NVS	93,400	1,274,075
Cia. Paranaense de Energia, Preference Shares, NVS	855,600	5,399,122
Gerdau SA, Preference Shares, NVS	8,345,874	33,167,905

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Brazil (continued)
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	946,200	$ 3,427,515
Itau Unibanco Holding SA, Preference Shares, NVS	25,333,288	292,376,504
Itausa-Investimentos Itau SA, Preference Shares, NVS	32,619,616	98,365,566
Lojas Americanas SA, Preference Shares, NVS	5,859,510	27,959,746
Marcopolo SA, Preference Shares, NVS	4,813,386	4,614,274
Metalurgica Gerdau SA, Preference Shares, NVS	5,966,536	10,910,732
Petroleo Brasileiro SA, Preference Shares, NVS	30,774,308	156,844,394
Telefonica Brasil SA, Preference Shares, NVS	3,418,540	41,767,315
		991,336,360
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	2,320,378	10,024,427
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	769,496	40,077,650
		50,102,077
Colombia — 0.1%
Avianca Holdings SA, Preference Shares, NVS	3,641,108	3,511,242
Bancolombia SA, Preference Shares, NVS	3,878,177	44,985,701
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	33,063,307	14,253,375
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	648,662	7,928,576
		70,678,894
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares, NVS	54,665,108	26,732,862
Transneft PJSC, Preference Shares	2,068	5,660,436
		32,393,298
South Korea — 0.7%
Amorepacific Corp., Preference Shares, NVS	77,357	11,661,499
Hyundai Motor Co.
Preference Shares, NVS	169,458	14,054,033
Series 2, Preference Shares, NVS	278,389	24,405,362
LG Chem Ltd., Preference Shares, NVS	60,228	10,978,990
LG Household & Health Care Ltd., Preference Shares, NVS	17,477	11,884,263
Samsung Electronics Co. Ltd., Preference Shares, NVS	6,884,671	258,666,149
		331,650,296
Total Preferred Stocks — 3.0% (Cost: $1,362,027,623)		1,476,160,925
Security	Shares	Value
Rights
South Korea — 0.0%
CrystalGenomics Inc., NVS (Expires 06/26/18)(a)(c)	20,038	$ 61,344
Sungwoo Hitech Co. Ltd., NVS (Expires 06/19/18)(a)(c)	157,825	87,994
		149,338
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(a)	3,760,296	2,006,501
Total Rights — 0.0% (Cost: $0)		2,155,839
Short-Term Investments
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	2,496,547,426	2,497,046,736
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(g)	25,216,119	25,216,119
		2,522,262,855
Total Short-Term Investments — 5.1% (Cost: $2,521,845,824)		2,522,262,855
Total Investments in Securities — 104.7% (Cost: $44,513,400,675)		51,553,247,134
Other Assets, Less Liabilities — (4.7)%		(2,312,634,000)
Net Assets — 100.0%		$ 49,240,613,134

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,544,586,672	(48,039,246)	2,496,547,426	$2,497,046,736	$39,047,492 (a)	$ (229,432)	$ 111,170
BlackRock Cash Funds: Treasury, SL Agency Shares	111,111,661	(85,895,542)	25,216,119	25,216,119	957,293	—	—
				$2,522,262,855	$40,004,785	$ (229,432)	$ 111,170

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® Core MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	3,444	06/15/18	$193,157	$ (4,188,917)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$47,134,984,845	$ 401,276,271	$ 16,406,399	$47,552,667,515
Preferred Stocks	1,476,160,925	—	—	1,476,160,925
Rights	87,994	2,067,845	—	2,155,839
Money Market Funds	2,522,262,855	—	—	2,522,262,855
	$51,133,496,619	$ 403,344,116	$ 16,406,399	$51,553,247,134
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (4,188,917)	$ —	$ —	$ (4,188,917)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares MSCI Emerging Markets ETF(a)(b)	9,030,057	$ 412,583,304
Total Investment Companies — 99.8% (Cost: $363,418,324)		412,583,304
Short-Term Investments
Money Market Funds — 15.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(a)(c)(d)	56,028,794	56,040,000
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(c)	5,959,774	5,959,774
		61,999,774
Total Short-Term Investments — 15.0% (Cost: $61,999,774)		61,999,774
Total Investments in Securities — 114.8% (Cost: $425,418,098)		474,583,078
Other Assets, Less Liabilities — (14.8)%		(61,072,632)
Net Assets — 100.0%		$ 413,510,446
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	56,028,794 (a)	—	56,028,794	$ 56,040,000	$ 302,345(b)	$ (40,514)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	—	5,959,774 (a)	—	5,959,774	5,959,774	17,150	—	—
iShares MSCI Emerging Markets ETF	8,795,358	1,485,377	(1,250,678)	9,030,057	412,583,304	6,137,528	11,188,358	(1,987,950)
					$474,583,078	$6,457,023	$11,147,844	$ (1,987,950)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 7,024,000	USD 8,176,498	MS	06/07/18	$ 36,508
HKD 4,620,000	USD 589,049	CITI	06/07/18	54
HKD 709,891,000	USD 90,495,483	MS	06/07/18	23,799
KRW 79,583,829,000	USD 73,680,544	MS	06/07/18	79,410
RUB 4,856,000	USD 76,971	CITI	06/07/18	798
TWD 1,929,402,000	USD 64,276,976	MS	06/07/18	113,079
USD 1,750,556	BRL 6,149,000	CITI	06/07/18	99,881
USD 28,116,769	BRL 98,001,000	UBS	06/07/18	1,808,785
USD 433,171	CLP 265,695,000	CITI	06/07/18	11,548

iShares® Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 6,538,462	CLP 3,960,706,000	UBS	06/07/18	$ 253,344
USD 8,556,325	EUR 7,069,000	CITI	06/07/18	290,701
USD 997,352	HKD 7,821,000	CITI	06/07/18	84
USD 34,889,373	INR 2,337,376,000	CITI	06/07/18	254,250
USD 3,651,721	KRW 3,908,585,000	CITI	06/07/18	29,163
USD 71,392,912	KRW 76,347,580,000	CS	06/07/18	632,381
USD 12,333,702	MXN 233,066,000	CITI	06/07/18	654,349
USD 40,197	RUB 2,466,000	CITI	06/07/18	704
USD 3,881,048	TRY 15,916,000	CITI	06/07/18	373,843
USD 687,190	TWD 20,431,000	CITI	06/07/18	5,344
USD 65,684,268	TWD 1,939,328,000	CS	06/07/18	962,952
USD 27,248,322	ZAR 339,733,000	CITI	06/07/18	571,331
BRL 12,369,000	USD 3,304,569	MS	07/05/18	7,078
CLP 184,235,000	USD 291,834	MS	07/05/18	625
EUR 635,000	USD 743,066	MS	07/05/18	1,097
KRW 621,737,000	USD 575,412	MS	07/05/18	564
MXN 19,236,000	USD 956,021	MS	07/05/18	3,249
RUB 7,023,000	USD 112,278	MS	07/05/18	68
TRY 272,000	USD 59,166	MS	07/05/18	109
USD 27,708,224	BRL 103,112,000	MS	07/05/18	101,263
USD 6,691,810	CLP 4,199,178,000	MS	07/05/18	25,920
USD 73,741,989	KRW 79,583,829,000	MS	07/05/18	15,712
USD 12,049,523	MXN 238,943,000	MS	07/05/18	133,801
USD 11,895,249	RUB 743,233,000	MS	07/05/18	5,804
USD 3,367,869	TRY 15,249,000	MS	07/05/18	44,797
USD 26,843,211	ZAR 339,047,000	MS	07/05/18	318,298
				6,860,693
BRL 1,038,000	USD 293,349	CITI	06/07/18	(14,702)
BRL 103,112,000	USD 27,792,992	MS	06/07/18	(112,980)
CLP 27,223,000	USD 43,334	CITI	06/07/18	(135)
CLP 4,199,178,000	USD 6,689,785	MS	06/07/18	(26,244)
EUR 45,000	USD 53,765	CITI	06/07/18	(1,147)
INR 15,797,000	USD 234,466	CITI	06/07/18	(387)
INR 2,328,973,000	USD 34,522,227	MS	06/07/18	(11,619)
KRW 672,336,000	USD 624,706	CITI	06/07/18	(1,571)
MXN 2,569,000	USD 133,358	CITI	06/07/18	(4,621)
MXN 230,497,000	USD 11,685,941	MS	06/07/18	(135,325)
RUB 743,233,000	USD 11,931,819	MS	06/07/18	(28,916)
TRY 715,000	USD 172,939	CITI	06/07/18	(15,384)
TRY 15,249,000	USD 3,406,585	MS	06/07/18	(46,359)
TWD 30,357,000	USD 1,024,935	CITI	06/07/18	(11,829)
USD 90,110,594	HKD 706,690,000	CITI	06/07/18	(523)
USD 107,897	INR 7,394,000	CITI	06/07/18	(1,667)
USD 524,098	RUB 33,149,000	CITI	06/07/18	(6,784)
USD 11,344,676	RUB 712,474,000	CS	06/07/18	(65,621)
USD 10,500	TRY 48,000	CITI	06/07/18	(77)
ZAR 3,705,000	USD 294,961	CITI	06/07/18	(4,031)
ZAR 336,028,000	USD 26,706,167	MS	06/07/18	(320,106)
INR 59,444,000	USD 878,167	MS	07/05/18	(246)

iShares® Currency Hedged MSCI Emerging Markets ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
KRW 424,686,000	USD 393,957	MS	07/05/18	$ (529)
TWD 2,146,000	USD 71,697	MS	07/05/18	(4)
USD 1,654,445	BRL 6,213,000	MS	07/05/18	(9,009)
USD 395,423	CLP 249,483,000	MS	07/05/18	(613)
USD 8,579,216	EUR 7,352,000	MS	07/05/18	(36,670)
USD 95,844,398	HKD 751,241,000	MS	07/05/18	(21,912)
USD 36,278,728	INR 2,456,566,000	MS	07/05/18	(1,969)
USD 2,850,050	KRW 3,076,552,000	MS	07/05/18	(61)
USD 215,897	MXN 4,339,000	MS	07/05/18	(482)
USD 699,853	RUB 43,853,000	MS	07/05/18	(1,660)
USD 146,852	TRY 675,000	MS	07/05/18	(244)
USD 67,915,432	TWD 2,036,414,000	MS	07/05/18	(116,973)
USD 1,002,376	ZAR 12,814,000	MS	07/05/18	(111)
ZAR 11,933,000	USD 938,385	MS	07/05/18	(4,822)
				(1,005,333)
Net unrealized appreciation				$ 5,855,360
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$412,583,304	$ —	$ —	$412,583,304
Money Market Funds	61,999,774	—	—	61,999,774
	$474,583,078	$ —	$ —	$474,583,078
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 6,860,693	$ —	$ 6,860,693
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,005,333)	—	(1,005,333)
	$ —	$ 5,855,360	$ —	$ 5,855,360

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
MS	Morgan Stanley and Co. International PLC
UBS	UBS AG

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee

KRW	South Korean Won
MXN	Mexican Peso
RUB	New Russian Ruble
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

iShares® Edge MSCI Min Vol EM Currency Hedged ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.0%
iShares Edge MSCI Min Vol Emerging Markets ETF(a)	158,840	$ 9,671,768
Total Investment Companies — 100.0% (Cost: $8,858,216)		9,671,768
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(a)(b)	5,175	5,175
Total Short-Term Investments — 0.1% (Cost: $5,175)		5,175
Total Investments in Securities — 100.1% (Cost: $8,863,391)		9,676,943
Other Assets, Less Liabilities — (0.1)%		(5,423)
Net Assets — 100.0%		$ 9,671,520
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,008	2,167 (a)	—	5,175	$ 5,175	$ 41	$ —	$ —
iShares Edge MSCI Min Vol Emerging Markets ETF	112,856	74,921	(28,937)	158,840	9,671,768	134,073	275,456	7,790
					$9,676,943	$ 134,114	$ 275,456	$ 7,790

(a)	Net of purchases and sales.
Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts outstanding as of May 31, 2018 were as follows:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL 495,000	USD 131,890	UBS	06/07/18	$ 990
EUR 69,000	USD 80,219	UBS	06/07/18	461
HKD 16,111,000	USD 2,053,837	BNP	06/07/18	502
PLN 796,000	USD 214,558	BNP	06/07/18	886
TWD 85,151,000	USD 2,833,738	BNP	06/07/18	8,011
USD 143,692	BRL 499,000	CITI	06/07/18	9,738
USD 14,916	CLP 9,127,000	BNP	06/07/18	432
USD 413,349	CLP 248,865,000	CITI	06/07/18	18,433
USD 76,197	EUR 63,000	CS	06/07/18	2,533
USD 6,056	EUR 5,000	MS	06/07/18	209
USD 1,212	EUR 1,000	SSB	06/07/18	43
USD 66,442	HKD 521,000	MS	06/07/18	9
USD 77,919	INR 5,204,000	JPM	06/07/18	807
USD 726,919	INR 48,731,000	UBS	06/07/18	4,826
USD 1,686,690	KRW 1,802,667,000	CITI	06/07/18	15,941

iShares® Edge MSCI Min Vol EM Currency Hedged ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 15,394	KRW 16,455,000	JPM	06/07/18	$ 143
USD 138,170	MXN 2,610,000	CS	06/07/18	7,378
USD 13,501	MXN 255,000	MS	06/07/18	723
USD 216,786	PLN 757,000	JPM	06/07/18	11,897
USD 12,276	PLN 43,000	MS	06/07/18	638
USD 2,927,705	TWD 86,420,000	JPM	06/07/18	43,605
USD 12,517	ZAR 157,000	MS	06/07/18	189
USD 140,542	ZAR 1,753,000	NSI	06/07/18	2,890
BRL 70,000	USD 18,723	BNP	07/05/18	19
CLP 8,253,000	USD 13,076	BNP	07/05/18	25
EUR 8,000	USD 9,361	MS	07/05/18	14
KRW 7,527,000	USD 6,966	MS	07/05/18	7
MXN 175,000	USD 8,697	CITI	07/05/18	30
PLN 30,000	USD 8,114	BNP	07/05/18	11
TWD 452,000	USD 15,099	CITI	07/05/18	1
USD 408,978	CLP 256,887,000	CITI	07/05/18	1,188
USD 1,679,847	KRW 1,810,640,000	BNP	07/05/18	2,474
USD 143,657	MXN 2,852,000	UBS	07/05/18	1,432
USD 224	RUB 14,000	BNP	07/05/18	—
USD 40,635	TWD 1,216,000	BNP	07/05/18	11
USD 392	ZAR 5,000	BNP	07/05/18	1
USD 150,949	ZAR 1,904,000	BOA	07/05/18	1,992
				138,489
BRL 4,000	USD 1,143	UBS	06/07/18	(69)
CLP 256,887,000	USD 408,821	CITI	06/07/18	(1,176)
CLP 1,105,000	USD 1,801	UBS	06/07/18	(48)
INR 53,277,000	USD 789,643	CITI	06/07/18	(187)
INR 658,000	USD 9,860	UBS	06/07/18	(110)
KRW 1,809,371,000	USD 1,677,192	BNP	06/07/18	(229)
KRW 9,751,000	USD 9,125	UBS	06/07/18	(87)
MXN 13,000	USD 688	CITI	06/07/18	(37)
MXN 2,852,000	USD 144,350	UBS	06/07/18	(1,431)
PLN 4,000	USD 1,142	JPM	06/07/18	(59)
RUB 1,326,000	USD 21,276	MS	06/07/18	(40)
TWD 968,000	USD 32,774	JPM	06/07/18	(468)
TWD 301,000	USD 10,183	UBS	06/07/18	(138)
USD 1,987,888	HKD 15,590,000	CITI	06/07/18	(17)
USD 17,607	RUB 1,103,000	BNP	06/07/18	(57)
USD 3,318	RUB 210,000	MS	06/07/18	(46)
USD 205	RUB 13,000	UBS	06/07/18	(3)
ZAR 1,904,000	USD 151,511	BOA	06/07/18	(2,002)
ZAR 6,000	USD 479	JPM	06/07/18	(7)
INR 179,000	USD 2,644	BNP	07/05/18	—
USD 2,922	BRL 11,000	JPM	07/05/18	(24)
USD 131,518	BRL 495,000	UBS	07/05/18	(1,012)
USD 5,605	CLP 3,543,000	CITI	07/05/18	(20)
USD 2,340	EUR 2,000	CITI	07/05/18	(4)
USD 80,402	EUR 69,000	UBS	07/05/18	(460)
USD 2,138,108	HKD 16,758,000	BNP	07/05/18	(390)

iShares® Edge MSCI Min Vol EM Currency Hedged ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 10,207	HKD 80,000	MS	07/05/18	$ (1)
USD 786,641	INR 53,277,000	CITI	07/05/18	(200)
USD 10,618	INR 719,000	MS	07/05/18	(1)
USD 2,090	MXN 42,000	DB	07/05/18	(5)
USD 214,689	PLN 796,000	BNP	07/05/18	(885)
USD 3,247	PLN 12,000	CITI	07/05/18	(3)
USD 21,446	RUB 1,341,000	MS	07/05/18	(6)
USD 2,837,043	TWD 85,151,000	BNP	07/05/18	(7,677)
ZAR 101,000	USD 7,943	BNP	07/05/18	(41)
				(16,940)
Net unrealized appreciation				$ 121,549
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$9,671,768	$ —	$ —	$9,671,768
Money Market Funds	5,175	—	—	5,175
	$9,676,943	$ —	$ —	$9,676,943
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$ —	$ 138,489	$ —	$ 138,489
Liabilities
Forward Foreign Currency Exchange Contracts	—	(16,940)	—	(16,940)
	$ —	$ 121,549	$ —	$ 121,549

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Counterparty Abbreviations
BNP	BNP Paribas SA
BOA	Bank of America N.A.
CITI	Citibank N.A.
CS	Credit Suisse Securities (USA) LLC
DB	Deutsche Bank AG London
JPM	JPMorgan Chase Bank N.A.
MS	Morgan Stanley and Co. International PLC
NSI	Nomura Securities International Inc.
SSB	State Street Bank and Trust Co.
UBS	UBS AG

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won

MXN	Mexican Peso
PLN	Polish Zloty
RUB	New Russian Ruble
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

iShares® Edge MSCI Min Vol Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.4%
Ambev SA	4,851,000	$ 25,648,471
Cielo SA	1,833,116	8,343,421
Equatorial Energia SA	1,309,000	21,367,627
Raia Drogasil SA	637,600	10,661,337
		66,020,856
Chile — 3.3%
Aguas Andinas SA, Class A	44,486,750	25,807,548
Banco de Chile	417,076,224	64,674,497
Banco de Credito e Inversiones SA	100,100	7,040,826
Cia. Cervecerias Unidas SA	183,296	2,331,386
Colbun SA	18,864,500	4,250,347
Enel Americas SA	20,034,630	3,870,764
SACI Falabella	4,738,580	44,307,465
		152,282,833
China — 28.0%
3SBio Inc.(a)(b)	1,925,000	5,509,360
51job Inc., ADR(b)	49,280	5,243,392
AAC Technologies Holdings Inc.	1,384,500	20,844,763
Agricultural Bank of China Ltd., Class H	73,150,000	37,861,209
Alibaba Group Holding Ltd., ADR(b)	319,550	63,274,096
ANTA Sports Products Ltd.	2,310,000	13,310,811
Autohome Inc., ADR	49,280	5,554,842
Baidu Inc., ADR(b)	174,020	42,210,291
Bank of Beijing Co. Ltd., Class A	2,926,000	3,024,006
Bank of China Ltd., Class H	94,710,000	49,503,260
Bank of Communications Co. Ltd., Class A	5,081,940	4,776,133
Bank of Communications Co. Ltd., Class H	5,494,000	4,349,450
Beijing Capital International Airport Co. Ltd., Class H	6,376,000	9,428,887
BOC Aviation Ltd.(a)	600,000	3,725,069
BOE Technology Group Co. Ltd., Class A	4,312,000	2,773,488
CAR Inc.(b)	11,550,000	12,927,978
China CITIC Bank Corp. Ltd., Class H	18,277,000	12,418,989
China Construction Bank Corp., Class H	5,390,000	5,442,119
China Everbright Bank Co. Ltd., Class H	17,710,000	8,827,738
China First Capital Group Ltd.(b)	6,160,000	6,172,447
China Gas Holdings Ltd.	2,002,000	8,307,478
China Huishan Dairy Holdings Co. Ltd.(b)(c)	33,013,520	42
China Life Insurance Co. Ltd., Class H	1,594,000	4,450,272
China Medical System Holdings Ltd.	7,970,000	19,203,228
China Mengniu Dairy Co. Ltd.	4,620,000	16,785,758
China Merchants Port Holdings Co. Ltd.	1,132,000	2,583,173
China Minsheng Banking Corp. Ltd., Class A	2,232,989	2,670,335
China Mobile Ltd.	6,774,500	60,454,606
China Pacific Insurance Group Co. Ltd., Class A	615,932	3,199,160
China Petroleum & Chemical Corp., Class H	46,236,000	45,209,503
China Railway Signal & Communication Corp. Ltd., Class H(a)	23,870,000	18,653,787
China Reinsurance Group Corp., Class H	87,010,000	19,522,523
China Resources Beer Holdings Co. Ltd.	7,970,000	38,711,269
China Resources Gas Group Ltd.	2,382,000	9,049,241
China Resources Pharmaceutical Group Ltd.(a)	8,310,500	12,755,801
China Resources Power Holdings Co. Ltd.	3,194,000	6,539,350
China Telecom Corp. Ltd., Class H	40,040,000	18,682,254
China Unicom Hong Kong Ltd.	3,188,000	4,332,411
China Yangtze Power Co. Ltd., Class A	1,924,939	5,141,826
Chong Sing Holdings FinTech Group Ltd.(b)	101,896,000	13,509,665
CNOOC Ltd.	1,594,000	2,682,356
Security	Shares	Value
China (continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	6,160,000	$ 3,486,726
COSCO SHIPPING Ports Ltd.	14,346,000	13,808,035
CSPC Pharmaceutical Group Ltd.	9,240,000	28,918,621
Dali Foods Group Co. Ltd.(a)	3,080,000	2,375,528
Daqin Railway Co. Ltd., Class A	2,078,969	2,726,325
Dongfeng Motor Group Co. Ltd., Class H	3,080,000	3,514,211
ENN Energy Holdings Ltd.	770,000	7,926,608
Fang Holdings Ltd., ADR(b)	406,560	2,061,259
Focus Media Information Technology Co. Ltd., Class A	1,308,996	2,552,414
Fullshare Holdings Ltd.(d)	20,565,000	9,700,286
Fuyao Glass Industry Group Co. Ltd., Class H(a)	956,400	3,541,929
Guangdong Investment Ltd.	33,474,000	56,414,816
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,154,978	7,059,206
Hengan International Group Co. Ltd.	2,391,000	22,769,542
Huadian Power International Corp. Ltd., Class H	6,160,000	2,834,928
Huaneng Power International Inc., Class H	32,340,000	24,984,275
Industrial & Commercial Bank of China Ltd., Class H	34,650,000	28,712,480
Industrial Bank Co. Ltd., Class A	2,694,929	6,702,139
Jiangsu Expressway Co. Ltd., Class H	20,722,000	31,277,892
Jiangsu Hengrui Medicine Co. Ltd., Class A	384,988	4,575,656
Kangmei Pharmaceutical Co. Ltd., Class A	692,934	2,894,865
Kingboard Chemical Holdings Ltd.	797,000	3,170,057
Kweichow Moutai Co. Ltd., Class A	19,542	2,291,577
Lenovo Group Ltd.(d)	60,060,000	31,851,711
NetEase Inc., ADR	99,330	22,679,026
New Oriental Education & Technology Group Inc., ADR	167,860	16,697,034
PetroChina Co. Ltd., Class H	52,666,000	43,574,172
Ping An Insurance Group Co. of China Ltd., Class H	770,000	7,548,683
Semiconductor Manufacturing International Corp.(b)(d)	4,235,000	5,539,300
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	15,940,000	13,716,591
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	11,636,053	17,337,719
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,311,000	10,235,876
Shanghai Pudong Development Bank Co. Ltd., Class A	3,772,942	6,214,167
Shenzhen International Holdings Ltd.	1,925,000	4,211,164
Shenzhou International Group Holdings Ltd.	2,310,000	27,033,904
Sihuan Pharmaceutical Holdings Group Ltd.	16,940,000	4,383,929
SINA Corp./China(b)	25,410	2,307,736
Sino Biopharmaceutical Ltd.	3,080,000	7,790,162
Sinopec Shanghai Petrochemical Co. Ltd., Class H	13,860,000	10,230,477
Sinopharm Group Co. Ltd., Class H	1,540,000	6,841,914
Sun Art Retail Group Ltd.	5,005,000	5,895,629
Sunny Optical Technology Group Co. Ltd.	385,000	7,833,354
TAL Education Group, Class A, ADR(b)	195,580	8,304,327
Tencent Holdings Ltd.	1,232,000	62,698,240
TravelSky Technology Ltd., Class H	5,390,000	15,769,777
Tsingtao Brewery Co. Ltd., Class H	2,036,000	12,899,957
Want Want China Holdings Ltd.	3,985,000	3,952,410
Weibo Corp., ADR(b)	22,330	2,275,650
Yum China Holdings Inc.	796,950	31,320,135
Zhaojin Mining Industry Co. Ltd., Class H	16,940,000	14,145,191
ZTE Corp., Class H(b)(c)	1,746,800	4,231,077
		1,311,441,053
Colombia — 0.6%
Grupo Argos SA/Colombia	283,360	1,905,416

iShares® Edge MSCI Min Vol Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia (continued)
Interconexion Electrica SA ESP	4,908,750	$ 24,067,791
		25,973,207
Czech Republic — 0.5%
CEZ AS	129,360	3,231,470
Komercni Banka AS	268,973	10,884,278
Moneta Money Bank AS(a)	859,320	2,999,440
O2 Czech Republic AS	606,760	7,681,444
		24,796,632
Egypt — 0.4%
Commercial International Bank Egypt SAE	3,619,770	17,039,923
Greece — 0.5%
Hellenic Telecommunications Organization SA	339,570	4,062,894
JUMBO SA	220,220	3,532,042
OPAP SA	364,980	3,919,578
Titan Cement Co. SA	487,410	11,948,025
		23,462,539
Hungary — 0.7%
MOL Hungarian Oil & Gas PLC	1,346,730	12,677,209
OTP Bank Nyrt	44,660	1,598,104
Richter Gedeon Nyrt	1,067,220	20,848,171
		35,123,484
India — 8.3%
Asian Paints Ltd.	1,544,620	29,862,386
Britannia Industries Ltd.	54,670	4,799,205
Cadila Healthcare Ltd.(b)	429,660	2,300,391
Cipla Ltd./India	327,250	2,544,968
Coal India Ltd.	589,820	2,589,326
Dabur India Ltd.	6,624,310	37,626,022
HCL Technologies Ltd.	2,518,670	33,977,272
Hindustan Unilever Ltd.	1,126,510	26,900,523
Housing Development Finance Corp. Ltd.	316,470	8,596,147
Infosys Ltd.	3,377,990	61,660,550
InterGlobe Aviation Ltd.(a)	129,580	2,341,206
ITC Ltd.	642,180	2,585,088
Lupin Ltd.	208,670	2,382,083
Marico Ltd.	3,270,960	15,600,466
Maruti Suzuki India Ltd.	17,710	2,240,489
Nestle India Ltd.	35,420	5,067,161
Pidilite Industries Ltd.	168,630	2,892,692
Power Grid Corp. of India Ltd.	2,179,870	6,765,810
Reliance Industries Ltd.	664,510	9,072,668
Sun Pharmaceutical Industries Ltd.	730,730	5,201,440
Tata Consultancy Services Ltd.	2,115,960	54,591,815
Tech Mahindra Ltd.	2,055,130	21,694,096
Titan Co. Ltd.	595,980	7,949,344
Vakrangee Ltd.	1,712,273	827,179
Wipro Ltd.	9,663,500	37,504,103
		387,572,430
Indonesia — 4.7%
Bank Central Asia Tbk PT	44,275,000	72,331,234
Bank Mandiri Persero Tbk PT	13,013,000	6,602,494
Bank Rakyat Indonesia Persero Tbk PT	38,423,000	8,516,937
Gudang Garam Tbk PT	1,912,800	9,429,781
Hanjaya Mandala Sampoerna Tbk PT	75,845,000	20,687,481
Indofood CBP Sukses Makmur Tbk PT	11,704,000	7,328,161
Indofood Sukses Makmur Tbk PT	16,371,700	8,336,076
Jasa Marga Persero Tbk PT	7,238,095	2,318,066
Kalbe Farma Tbk PT	162,624,000	16,034,176
Security	Shares	Value
Indonesia (continued)
Telekomunikasi Indonesia Persero Tbk PT	118,503,000	$ 30,020,192
Unilever Indonesia Tbk PT	11,242,000	36,893,501
		218,498,099
Malaysia — 6.9%
DiGi.Com Bhd(d)	3,746,400	4,160,575
Fraser & Neave Holdings Bhd	1,078,000	10,243,709
HAP Seng Consolidated Bhd	3,031,800	7,465,236
Hong Leong Bank Bhd	8,162,000	39,333,457
IHH Healthcare Bhd(d)	35,363,700	53,312,111
Kuala Lumpur Kepong Bhd	616,000	3,853,869
Malayan Banking Bhd	22,792,000	55,319,276
Maxis Bhd(d)	8,547,000	12,433,952
My EG Services Bhd	27,489,000	6,147,038
Petronas Chemicals Group Bhd	7,084,000	14,328,191
Petronas Dagangan Bhd	1,195,500	7,521,437
Petronas Gas Bhd	3,478,300	15,363,948
Public Bank Bhd	11,242,080	67,395,987
Telekom Malaysia Bhd(d)	3,850,000	3,550,126
Tenaga Nasional Bhd(d)	5,005,000	18,108,543
Westports Holdings Bhd	3,430,300	2,973,501
		321,510,956
Mexico — 1.2%
Arca Continental SAB de CV	2,310,000	13,814,475
Coca-Cola Femsa SAB de CV, Series L, NVS	634,900	3,707,739
Gruma SAB de CV, Series B	739,200	7,725,394
Infraestructura Energetica Nova SAB de CV	1,753,400	7,301,891
Wal-Mart de Mexico SAB de CV	9,163,000	22,920,778
		55,470,277
Pakistan — 0.2%
Habib Bank Ltd.	1,436,600	2,127,712
Lucky Cement Ltd.	518,050	2,448,418
MCB Bank Ltd.	3,104,500	5,484,343
		10,060,473
Peru — 1.2%
Credicorp Ltd.	251,020	55,580,848
Philippines — 2.8%
Aboitiz Equity Ventures Inc.	12,239,960	13,466,507
Aboitiz Power Corp.	25,410,000	19,008,347
Bank of the Philippine Islands	13,437,028	24,298,192
BDO Unibank Inc.	11,868,943	29,482,865
Jollibee Foods Corp.	4,589,200	23,935,069
Manila Electric Co.	685,300	4,210,769
Metropolitan Bank & Trust Co.	4,407,482	6,661,288
Security Bank Corp.	1,523,920	5,656,449
Universal Robina Corp.	2,571,800	6,266,056
		132,985,542
Poland — 0.4%
Bank Polska Kasa Opieki SA	442,151	13,361,033
CD Projekt SA	72,380	2,879,745
Cyfrowy Polsat SA	593,670	3,995,509
		20,236,287
Qatar — 2.2%
Commercial Bank PQSC (The)	925,540	9,565,814
Doha Bank QPSC	552,885	3,943,232
Masraf Al Rayan QSC	1,218,537	11,166,169
Qatar Electricity & Water Co. QSC	533,610	27,757,946
Qatar Islamic Bank SAQ	841,295	26,440,042

iShares® Edge MSCI Min Vol Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Qatar National Bank QPSC	516,670	$ 22,437,836
		101,311,039
Russia — 0.2%
Rosneft Oil Co. PJSC	371,300	2,295,325
Rosneft Oil Co. PJSC, GDR, NVS	977,900	5,965,190
		8,260,515
South Africa — 1.3%
AngloGold Ashanti Ltd.	308,770	2,632,530
Bidvest Group Ltd. (The)	376,809	6,009,903
Fortress REIT Ltd., Series A	11,976,580	15,811,166
Gold Fields Ltd.	736,120	2,625,969
Sappi Ltd.	333,410	2,191,055
SPAR Group Ltd. (The)	190,960	2,906,241
Tiger Brands Ltd.	88,550	2,348,515
Vodacom Group Ltd.	2,494,030	28,258,453
		62,783,832
South Korea — 9.7%
Celltrion Inc.(b)(d)	29,050	7,155,040
Cheil Worldwide Inc.	207,130	3,804,605
CJ CheilJedang Corp.	13,860	4,506,638
CJ Logistics Corp.(b)(d)	53,130	7,368,556
Coway Co. Ltd.	81,620	6,610,164
DB Insurance Co. Ltd.	396,550	21,520,641
E-MART Inc.	30,291	7,025,140
GS Retail Co. Ltd.(d)	72,380	2,534,760
Hanssem Co. Ltd.	27,954	2,930,379
Hanwha Life Insurance Co. Ltd.	588,280	3,039,770
Hyundai Glovis Co. Ltd.	44,660	5,572,401
Hyundai Marine & Fire Insurance Co. Ltd.	300,300	9,485,797
Hyundai Mobis Co. Ltd.	10,780	2,180,101
Kakao Corp.	70,840	6,801,744
Kangwon Land Inc.	807,730	20,119,255
Kia Motors Corp.	258,720	7,476,347
Korea Electric Power Corp.	247,170	7,601,174
Korea Gas Corp.(b)	42,350	2,369,039
KT Corp.	262,836	6,583,396
KT&G Corp.	431,970	38,470,356
LG Display Co. Ltd.	153,230	3,155,718
Lotte Chemical Corp.	10,010	3,421,944
Lotte Corp.(b)	49,280	2,678,981
Medy-Tox Inc.	3,850	2,691,553
NAVER Corp.	54,163	33,614,775
NCSoft Corp.	53,463	17,507,713
S-1 Corp.	243,320	19,954,068
Samsung Biologics Co. Ltd.(a)(b)(d)	33,880	13,672,063
Samsung Electro-Mechanics Co. Ltd.	64,680	8,040,373
Samsung Electronics Co. Ltd.	939,460	44,186,300
Samsung Fire & Marine Insurance Co. Ltd.	105,490	24,514,351
Samsung Life Insurance Co. Ltd.	289,520	27,664,140
Samsung SDI Co. Ltd.	41,580	7,733,930
SK Hynix Inc.	462,770	40,097,146
SK Telecom Co. Ltd.	148,610	30,605,705
		452,694,063
Taiwan — 16.0%
Advantech Co. Ltd.	3,307,333	22,408,377
ASE Industrial Holding Co. Ltd.	2,779,445	7,050,309
Asustek Computer Inc.	2,310,000	20,932,363
AU Optronics Corp.	19,054,000	8,362,736
Chicony Electronics Co. Ltd.	8,806,085	20,809,066
Security	Shares	Value
Taiwan (continued)
Chunghwa Telecom Co. Ltd.	18,139,000	$ 65,989,720
Compal Electronics Inc.	5,390,000	3,543,981
Delta Electronics Inc.	2,630,000	9,743,504
E.Sun Financial Holding Co. Ltd.	26,180,000	18,262,170
Eva Airways Corp.	7,361,582	3,722,376
Far EasTone Telecommunications Co. Ltd.	20,722,000	52,839,838
First Financial Holding Co. Ltd.	65,450,159	44,454,074
Formosa Petrochemical Corp.	3,850,000	15,612,536
Formosa Plastics Corp.	2,391,840	8,581,773
Foxconn Technology Co. Ltd.	3,617,331	8,910,069
Globalwafers Co. Ltd.	77,000	1,523,989
Hon Hai Precision Industry Co. Ltd.	17,534,125	50,153,514
Hua Nan Financial Holdings Co. Ltd.	57,750,034	34,501,798
Innolux Corp.	8,767,000	3,394,263
Lite-On Technology Corp.	16,940,752	22,107,818
MediaTek Inc.	388,000	4,033,910
Nanya Technology Corp.	3,985,000	13,247,201
Novatek Microelectronics Corp.	1,516,000	6,856,065
Phison Electronics Corp.	152,000	1,397,660
Powertech Technology Inc.	3,479,000	10,380,742
President Chain Store Corp.	3,021,000	30,954,625
Quanta Computer Inc.	3,188,000	5,639,371
Standard Foods Corp.	1,921,476	3,924,848
Synnex Technology International Corp.	15,940,000	25,536,772
Taiwan Business Bank	33,110,476	10,111,672
Taiwan Cooperative Financial Holding Co. Ltd.	110,880,770	65,318,679
Taiwan Mobile Co. Ltd.	15,913,000	58,422,642
Taiwan Semiconductor Manufacturing Co. Ltd.	8,767,000	65,544,382
United Microelectronics Corp.	28,490,000	15,832,268
WPG Holdings Ltd.	6,376,000	9,257,080
		749,362,191
Thailand — 7.0%
Advanced Info Service PCL, NVDR	1,925,000	11,463,348
Airports of Thailand PCL, NVDR	16,863,000	36,108,643
Bangkok Dusit Medical Services PCL, NVDR	42,812,000	35,799,344
Bangkok Expressway & Metro PCL, NVDR	79,387,000	20,349,278
BTS Group Holdings PCL, NVDR	98,175,000	29,768,600
Bumrungrad Hospital PCL, NVDR	3,696,000	22,240,700
Central Pattana PCL, NVDR	1,463,000	3,487,144
CP ALL PCL, NVDR	17,171,000	43,343,490
Delta Electronics Thailand PCL, NVDR	5,929,000	11,954,376
Electricity Generating PCL, NVDR	2,223,400	16,750,216
Glow Energy PCL, NVDR	8,624,000	22,914,661
Home Product Center PCL, NVDR	28,336,000	12,932,341
IRPC PCL, NVDR	31,262,000	6,449,803
Kasikornbank PCL, NVDR	1,673,700	10,019,180
Krung Thai Bank PCL, NVDR	32,648,000	17,859,956
Minor International PCL, NVDR	3,696,000	3,754,923
PTT Global Chemical PCL, NVDR	1,694,000	4,726,149
Robinson PCL, NVDR	2,233,000	4,397,593
Siam Cement PCL (The), NVDR	539,000	7,514,661
Thai Union Group PCL, NVDR	8,855,000	4,788,731
		326,623,137
United Arab Emirates — 1.8%
DP World Ltd.	665,924	14,983,290
Dubai Islamic Bank PJSC	2,784,986	3,844,079
Emirates Telecommunications Group Co. PJSC	5,700,310	25,140,553

iShares® Edge MSCI Min Vol Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	12,694,220	$ 42,508,176
		86,476,098
Total Common Stocks — 99.3% (Cost: $4,002,089,172)		4,645,566,314
Preferred Stocks
Colombia — 0.1%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	480,876	5,877,733
Russia — 0.1%
Transneft PJSC, Preference Shares	695	1,902,323
Total Preferred Stocks — 0.2% (Cost: $7,196,381)		7,780,056
Rights
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(b)	1,392,638	743,114
Total Rights — 0.0% (Cost: $0)		743,114
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	44,277,894	$ 44,286,749
Total Short-Term Investments — 0.9% (Cost: $44,277,894)		44,286,749
Total Investments in Securities — 100.4% (Cost: $4,053,563,447)		4,698,376,233
Other Assets, Less Liabilities — (0.4)%		(19,981,744)
Net Assets — 100.0%		$ 4,678,394,489

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	84,571,230	(40,293,336)	44,277,894	$44,286,749	$1,449,707 (a)	$ (273)	$ (6,068)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,920,351	(4,920,351)	—	—	82,457	—	—
				$44,286,749	$1,532,164	$ (273)	$ (6,068)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	282	06/15/18	$ 15,816	$ (276,907)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Edge MSCI Min Vol Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,540,024,156	$ 101,311,039	$ 4,231,119	$4,645,566,314
Preferred Stocks	7,780,056	—	—	7,780,056
Rights	—	743,114	—	743,114
Money Market Funds	44,286,749	—	—	44,286,749
	$4,592,090,961	$ 102,054,153	$ 4,231,119	$4,698,376,233
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (276,907)	$ —	$ —	$ (276,907)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Belgium — 0.4%
Colruyt SA	83,640	$ 4,439,370
Proximus SADP	137,350	3,673,129
UCB SA	55,350	4,361,178
		12,473,677
Canada — 2.9%
Agnico Eagle Mines Ltd.	203,770	9,140,746
Barrick Gold Corp.	589,170	7,752,954
BCE Inc.	216,890	9,030,395
Fairfax Financial Holdings Ltd.	12,710	7,133,159
First Capital Realty Inc.	135,710	2,199,063
Franco-Nevada Corp.	270,600	19,072,586
Goldcorp Inc.	362,850	5,183,172
Intact Financial Corp.	205,000	15,495,105
RioCan REIT	94,300	1,711,968
Rogers Communications Inc., Class B, NVS	85,690	4,019,609
Shaw Communications Inc., Class B, NVS	176,300	3,547,202
TELUS Corp.	287,000	10,086,594
Thomson Reuters Corp.	120,540	4,684,259
		99,056,812
Chile — 0.4%
Banco de Chile	36,431,780	5,649,344
SACI Falabella	863,460	8,073,669
		13,723,013
China — 2.7%
Agricultural Bank of China Ltd., Class H	5,330,000	2,758,718
ANTA Sports Products Ltd.	410,000	2,362,525
China Conch Venture Holdings Ltd.	1,845,000	6,397,634
China First Capital Group Ltd.(a)	1,640,000	1,643,314
China Huishan Dairy Holdings Co. Ltd.(a)(b)(c)	3,106,800	4
China Mobile Ltd.	2,255,000	20,123,277
China Railway Signal & Communication Corp. Ltd., Class H(d)	1,640,000	1,281,618
China Reinsurance Group Corp., Class H	6,970,000	1,563,866
China Resources Beer Holdings Co. Ltd.	820,000	3,982,841
China Resources Pharmaceutical Group Ltd.(d)	2,460,000	3,775,858
China Telecom Corp. Ltd., Class H	8,200,000	3,826,036
China Unicom Hong Kong Ltd.	2,460,000	3,343,077
Chong Sing Holdings FinTech Group Ltd.(a)	22,604,000	2,996,903
COSCO SHIPPING Ports Ltd.(c)	1,640,000	1,578,501
CSPC Pharmaceutical Group Ltd.	820,000	2,566,371
Fullshare Holdings Ltd.(c)	1,102,500	520,037
Guangdong Investment Ltd.	4,100,000	6,909,863
Inner Mongolia Yitai Coal Co. Ltd., Class B	600,000	802,200
Jiangsu Expressway Co. Ltd., Class H	1,836,000	2,771,268
Lenovo Group Ltd.(c)	4,100,000	2,174,359
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,763,031	2,626,916
Shenzhen International Holdings Ltd.	1,230,000	2,690,770
Shenzhou International Group Holdings Ltd.	410,000	4,798,225
Sinopec Shanghai Petrochemical Co. Ltd., Class H	5,740,000	4,236,864
Tencent Holdings Ltd.	41,000	2,086,549
Yum China Holdings Inc.	127,920	5,027,256
		92,844,850
Czech Republic — 0.1%
Komercni Banka AS	50,430	2,040,703
Denmark — 1.2%
Chr Hansen Holding A/S	40,590	3,891,873
Security	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	56,990	$ 5,408,936
H Lundbeck A/S	103,320	7,276,821
Orsted A/S(d)	206,230	12,338,450
Pandora A/S	100,450	7,895,420
William Demant Holding A/S(a)(c)	153,750	5,589,112
		42,400,612
Finland — 0.1%
Elisa OYJ	79,540	3,551,399
France — 0.8%
Dassault Systemes SE, NVS	58,630	8,222,920
Hermes International, NVS	26,240	18,647,510
		26,870,430
Germany — 0.4%
MAN SE	51,660	5,614,182
TUI AG	241,080	5,604,259
Uniper SE	64,370	2,038,523
		13,256,964
Hong Kong — 3.6%
CK Infrastructure Holdings Ltd.	1,025,000	7,735,701
CLP Holdings Ltd.	2,255,000	23,687,971
Hang Seng Bank Ltd.(c)	1,148,000	28,728,721
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	4,100,000	3,961,934
HKT Trust & HKT Ltd.	5,740,000	7,207,792
Hong Kong & China Gas Co. Ltd.	4,510,852	9,753,007
Jardine Matheson Holdings Ltd.	82,000	5,120,080
Jardine Strategic Holdings Ltd.	82,000	2,935,600
Link REIT	1,025,000	9,068,542
MTR Corp. Ltd.	2,255,000	12,692,038
PCCW Ltd.(c)	6,560,000	3,863,669
Power Assets Holdings Ltd.	820,000	5,702,466
Yue Yuen Industrial Holdings Ltd.	615,000	1,901,258
		122,358,779
India — 2.1%
Asian Paints Ltd.	205,820	3,979,151
Bajaj Finserv Ltd.	42,230	3,781,191
Britannia Industries Ltd.	37,310	3,275,258
Coal India Ltd.	934,800	4,103,797
Dabur India Ltd.	517,830	2,941,270
Eicher Motors Ltd.	13,120	5,984,398
HCL Technologies Ltd.	322,122	4,345,479
Hero MotoCorp Ltd.	43,633	2,292,070
Hindustan Unilever Ltd.	111,520	2,663,044
Infosys Ltd.	410,000	7,483,985
InterGlobe Aviation Ltd.(d)	123,065	2,223,495
Maruti Suzuki India Ltd.	71,340	9,025,212
Petronet LNG Ltd.	799,500	2,602,307
Pidilite Industries Ltd.	154,160	2,644,472
Sun Pharmaceutical Industries Ltd.	216,480	1,540,935
Tata Consultancy Services Ltd.	132,840	3,427,275
Wipro Ltd., ADR, NVS(c)	2,301,453	10,586,684
		72,900,023
Indonesia — 0.7%
Bank Central Asia Tbk PT	8,487,000	13,865,052
Kalbe Farma Tbk PT	16,810,000	1,657,409
Telekomunikasi Indonesia Persero Tbk PT	18,614,000	4,715,458
Unilever Indonesia Tbk PT	902,000	2,960,144
		23,198,063

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ireland — 0.5%
AIB Group PLC	308,320	$ 1,682,181
Kerry Group PLC, Class A	98,810	10,397,981
Ryanair Holdings PLC, ADR, NVS(a)	29,520	3,421,663
		15,501,825
Isreal — 0.5%
Azrieli Group Ltd.	53,710	2,617,062
Bank Hapoalim BM	337,020	2,325,286
Bank Leumi Le-Israel BM	397,290	2,476,031
Check Point Software Technologies Ltd.(a)(c)	29,520	2,874,067
Mizrahi Tefahot Bank Ltd.	208,280	3,977,693
Nice Ltd.(a)	13,530	1,419,040
		15,689,179
Italy — 0.4%
Luxottica Group SpA	66,010	4,105,408
Snam SpA	2,205,390	9,030,824
		13,136,232
Japan — 12.8%
ABC-Mart Inc.	45,900	2,830,595
Ajinomoto Co. Inc.	164,000	3,139,012
ANA Holdings Inc.	164,000	6,614,644
Asahi Group Holdings Ltd.	41,000	2,149,533
Astellas Pharma Inc.	1,025,000	15,703,553
Benesse Holdings Inc.(c)	123,000	4,483,225
Canon Inc.	574,000	19,622,035
Daiichi Sankyo Co. Ltd.	223,600	7,192,986
Daito Trust Construction Co. Ltd.	41,000	6,705,969
Daiwa House REIT Investment Corp.	1,230	2,905,039
Eisai Co. Ltd.	51,500	3,733,863
FamilyMart UNY Holdings Co. Ltd.(c)	41,000	4,264,347
FUJIFILM Holdings Corp.	91,800	3,533,597
Hamamatsu Photonics KK	123,000	5,349,303
Hankyu Hanshin Holdings Inc.	41,000	1,694,418
Japan Airlines Co. Ltd.	164,000	6,367,085
Japan Post Bank Co. Ltd.	164,000	2,054,434
Japan Prime Realty Investment Corp.	1,230	4,477,565
Japan Real Estate Investment Corp.	1,230	6,464,448
Japan Retail Fund Investment Corp.	2,870	5,214,580
KDDI Corp.	82,000	2,223,121
Keikyu Corp.(c)	123,000	2,075,190
Keyence Corp.	25,000	15,378,066
Kintetsu Group Holdings Co. Ltd.	45,900	1,924,382
Kirin Holdings Co. Ltd.	205,000	5,839,891
Konami Holdings Corp.	41,000	1,928,391
Kyushu Railway Co.	211,800	6,754,908
Lawson Inc.	82,000	5,351,190
LINE Corp.(a)(c)	41,000	1,490,635
McDonald's Holdings Co. Japan Ltd.	96,400	4,862,368
MEIJI Holdings Co. Ltd.	82,000	6,996,548
Mitsubishi Tanabe Pharma Corp.	369,000	6,622,946
Nagoya Railroad Co. Ltd.	287,000	7,391,284
Nippon Building Fund Inc.	1,230	6,905,978
Nippon Prologis REIT Inc.	2,870	5,996,502
Nippon Telegraph & Telephone Corp.	410,000	19,268,811
Nissan Motor Co. Ltd.	574,000	5,708,565
Nissin Foods Holdings Co. Ltd.(c)	82,000	6,113,489
Nitori Holdings Co. Ltd.(c)	47,200	8,130,590
Nomura Real Estate Master Fund Inc.	5,740	8,051,691
Nomura Research Institute Ltd.	125,830	6,346,803
NTT Data Corp.	738,000	8,266,796
Security	Shares	Value
Japan (continued)
NTT DOCOMO Inc.	1,312,000	$ 34,030,245
Ono Pharmaceutical Co. Ltd.	164,000	4,074,905
Oracle Corp. Japan(a)	45,900	3,502,333
Oriental Land Co. Ltd./Japan	137,700	14,131,851
Otsuka Corp.	164,000	6,785,218
Otsuka Holdings Co. Ltd.	205,000	10,224,999
Park24 Co. Ltd.	164,000	4,434,921
Recruit Holdings Co. Ltd.	82,000	2,286,898
Sankyo Co. Ltd.	82,000	3,256,754
Secom Co. Ltd.	205,000	15,319,573
Shimadzu Corp.	123,000	3,402,043
Shimamura Co. Ltd.	41,000	4,196,420
Shionogi & Co. Ltd.	41,000	2,156,326
Suntory Beverage & Food Ltd.	205,000	9,132,496
Taisho Pharmaceutical Holdings Co. Ltd.	45,900	4,888,057
Takeda Pharmaceutical Co. Ltd.	246,000	10,080,464
Terumo Corp.(c)	82,000	4,875,696
Tobu Railway Co. Ltd.	287,000	8,915,505
Toho Co. Ltd./Tokyo	82,000	2,852,961
Toyo Suisan Kaisha Ltd.	123,000	4,398,316
Tsuruha Holdings Inc.	41,000	6,109,715
United Urban Investment Corp.	4,510	6,924,092
USS Co. Ltd.	82,000	1,555,543
Yahoo Japan Corp.(c)	1,271,000	4,632,666
Yamada Denki Co. Ltd.(c)	943,000	4,895,320
Yamazaki Baking Co. Ltd.(c)	164,000	3,562,428
		438,754,121
Malaysia — 0.8%
Hong Leong Bank Bhd	984,000	4,741,990
IHH Healthcare Bhd(c)	2,255,000	3,399,497
Malayan Banking Bhd	2,214,000	5,373,678
Maxis Bhd(c)	2,747,000	3,996,264
Petronas Dagangan Bhd	328,000	2,063,598
Public Bank Bhd	1,558,060	9,340,531
		28,915,558
Netherlands — 0.3%
Koninklijke Ahold Delhaize NV	136,530	3,132,286
NXP Semiconductors NV(a)	73,800	8,413,200
		11,545,486
New Zealand — 0.2%
Fisher & Paykel Healthcare Corp. Ltd.	275,520	2,567,271
Spark New Zealand Ltd.	1,487,070	3,818,854
		6,386,125
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR, NVS	128,330	1,985,265
Credicorp Ltd.	13,120	2,905,031
		4,890,296
Philippines — 0.3%
Bank of the Philippine Islands	1,324,309	2,394,749
BDO Unibank Inc.	3,079,109	7,648,613
Jollibee Foods Corp.	352,600	1,838,993
		11,882,355
Qatar — 0.2%
Qatar National Bank QPSC	185,320	8,048,038
Singapore — 1.2%
CapitaLand Commercial Trust	3,649,000	4,665,438
CapitaLand Mall Trust	3,567,000	5,520,722
Oversea-Chinese Banking Corp. Ltd.	410,000	3,844,181

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
SATS Ltd.	1,074,200	$ 4,144,358
Singapore Airlines Ltd.	820,000	6,915,848
Singapore Press Holdings Ltd.(c)	1,439,500	2,830,674
Singapore Telecommunications Ltd.	6,068,000	14,881,334
StarHub Ltd.	12,800	18,471
		42,821,026
South Korea — 0.4%
DB Insurance Co. Ltd.	28,290	1,535,289
KT&G Corp.	20,090	1,789,174
NAVER Corp.	2,460	1,526,731
S-1 Corp.	28,290	2,319,993
Samsung Fire & Marine Insurance Co. Ltd.	13,940	3,239,454
SK Telecom Co. Ltd.	13,940	2,870,894
		13,281,535
Spain — 0.1%
Amadeus IT Group SA	32,390	2,567,220
Switzerland — 4.3%
Chocoladefabriken Lindt & Spruengli AG, Registered	146	11,063,981
EMS-Chemie Holding AG, Registered	11,076	6,945,737
Givaudan SA, Registered	820	1,830,841
Kuehne + Nagel International AG, Registered	79,130	11,960,857
Nestle SA, Registered	405,900	30,709,838
Novartis AG, Registered	207,460	15,396,482
Partners Group Holding AG	13,120	9,502,024
Roche Holding AG, NVS	78,310	16,811,439
Schindler Holding AG, Registered	31,160	6,408,862
Sika AG, Bearer	441	3,530,333
Sonova Holding AG, Registered	70,930	12,409,684
Swiss Prime Site AG, Registered	70,930	6,634,130
Swisscom AG, Registered	35,260	15,766,754
		148,970,962
Taiwan — 4.1%
Asustek Computer Inc.	918,000	8,318,575
Chang Hwa Commercial Bank Ltd.	7,380,361	4,323,059
Chicony Electronics Co. Ltd.	820,956	1,939,946
Chunghwa Telecom Co. Ltd.	5,755,000	20,936,702
Compal Electronics Inc.	2,870,000	1,887,055
CTBC Financial Holding Co. Ltd.	2,870,000	2,069,055
E.Sun Financial Holding Co. Ltd.	8,200,557	5,720,396
Far EasTone Telecommunications Co. Ltd.	2,460,000	6,272,850
First Financial Holding Co. Ltd.	14,350,894	9,747,199
Formosa Petrochemical Corp.	2,050,000	8,313,169
Hon Hai Precision Industry Co. Ltd.	2,870,400	8,210,313
Hua Nan Financial Holdings Co. Ltd.	11,070,261	6,613,743
Innolux Corp.	5,330,000	2,063,582
Mega Financial Holding Co. Ltd.	14,350,000	12,572,385
Quanta Computer Inc.	820,000	1,450,528
Synnex Technology International Corp.	2,050,250	3,284,615
Taiwan Cooperative Financial Holding Co. Ltd.	12,300,454	7,246,066
Taiwan Mobile Co. Ltd.	2,460,000	9,031,590
Taiwan Semiconductor Manufacturing Co. Ltd.	2,050,000	15,326,335
United Microelectronics Corp.	2,870,000	1,594,897
WPG Holdings Ltd.	1,640,000	2,381,056
		139,303,116
Thailand — 0.8%
Airports of Thailand PCL, NVDR	2,788,000	5,969,928
Bangkok Dusit Medical Services PCL, NVDR	5,863,000	4,902,634
Bangkok Expressway & Metro PCL, NVDR	11,398,000	2,921,651
Security	Shares	Value
Thailand (continued)
BTS Group Holdings PCL, NVDR(c)	9,266,000	$ 2,809,634
Bumrungrad Hospital PCL, NVDR	533,000	3,207,330
CP ALL PCL, NVDR	1,025,000	2,587,332
Home Product Center PCL, NVDR	6,970,000	3,181,057
IRPC PCL, NVDR	3,280,000	676,711
Krung Thai Bank PCL, NVDR	5,166,000	2,826,039
		29,082,316
United Arab Emirates — 0.2%
Emirates Telecommunications Group Co. PJSC	1,177,520	5,193,315
First Abu Dhabi Bank PJSC	801,140	2,682,717
		7,876,032
United Kingdom — 0.9%
AstraZeneca PLC	27,470	1,997,986
Compass Group PLC	435,830	9,380,489
GlaxoSmithKline PLC	508,810	10,318,218
Kingfisher PLC	420,250	1,706,697
Randgold Resources Ltd.	53,300	4,232,725
Royal Mail PLC	549,810	3,723,870
		31,359,985
United States — 55.6%
Abbott Laboratories	153,340	9,435,010
Accenture PLC, Class A	27,880	4,342,031
Adobe Systems Inc.(a)	22,960	5,723,469
Aetna Inc.	67,650	11,915,194
AGNC Investment Corp.	579,740	10,910,707
Alleghany Corp.	20,090	11,462,550
Allstate Corp. (The)	168,510	15,752,315
Alphabet Inc., Class C, NVS(a)	1,230	1,334,538
Altria Group Inc.	398,520	22,213,505
Ameren Corp.	50,430	2,984,952
American Electric Power Co. Inc.	110,290	7,494,206
American Tower Corp.	14,760	2,042,341
American Water Works Co. Inc.	84,460	7,022,004
Amphenol Corp., Class A	79,540	6,914,412
Annaly Capital Management Inc.	1,618,270	16,878,556
ANSYS Inc.(a)	75,440	12,281,632
Aon PLC	63,550	8,888,739
Apple Inc.	18,860	3,524,368
Aramark	110,700	4,297,374
Arch Capital Group Ltd.(a)	198,850	15,599,782
AT&T Inc.	588,760	19,028,723
Athene Holding Ltd., Class A, NVS(a)	126,280	5,640,928
Automatic Data Processing Inc.	132,430	17,218,549
AutoZone Inc.(a)	13,530	8,785,300
AvalonBay Communities Inc.	106,190	17,578,693
Axis Capital Holdings Ltd.	123,820	7,039,167
Baxter International Inc.	198,850	14,086,534
Becton Dickinson and Co.	39,360	8,721,782
Berkshire Hathaway Inc., Class B(a)	100,450	19,239,188
Boston Scientific Corp.(a)	148,010	4,498,024
Bristol-Myers Squibb Co.	76,260	4,012,801
Broadridge Financial Solutions Inc.	121,770	14,058,346
Campbell Soup Co.	117,670	3,958,419
CH Robinson Worldwide Inc.	143,090	12,448,830
Chevron Corp.	18,450	2,293,335
Chubb Ltd.	113,980	14,896,046
Church & Dwight Co. Inc.	328,000	15,399,600
Cigna Corp.	11,070	1,874,926
Cincinnati Financial Corp.	96,760	6,712,241

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cintas Corp.	11,480	$ 2,092,230
Cisco Systems Inc.	183,680	7,844,973
Clorox Co. (The)	151,290	18,280,371
CMS Energy Corp.	36,900	1,702,197
Coca-Cola Co. (The)	584,660	25,140,380
Cognizant Technology Solutions Corp., Class A	27,060	2,038,971
Colgate-Palmolive Co.	129,150	8,148,074
Comcast Corp., Class A	343,990	10,725,608
CommScope Holding Co. Inc.(a)	134,890	3,954,975
Conagra Brands Inc.	57,400	2,127,244
Consolidated Edison Inc.	456,330	35,014,201
Constellation Brands Inc., Class A	38,540	8,597,503
Cooper Companies Inc. (The)	8,610	1,948,529
Costco Wholesale Corp.	38,130	7,558,891
Crown Castle International Corp.	109,470	11,401,300
CVS Health Corp.	45,920	2,910,869
Danaher Corp.	67,240	6,675,587
Darden Restaurants Inc.	37,720	3,297,105
Dell Technologies Inc., Class V(a)	43,050	3,472,413
Dollar General Corp.	39,770	3,479,080
Dominion Energy Inc.	254,610	16,343,416
Dr Pepper Snapple Group Inc.	196,390	23,429,327
DTE Energy Co.	47,560	4,871,571
Duke Energy Corp.	300,120	23,157,259
eBay Inc.(a)	91,840	3,464,205
Ecolab Inc.	23,780	3,391,266
Edison International	31,160	1,936,906
Eli Lilly & Co.	266,910	22,698,026
Entergy Corp.	29,110	2,355,290
Equity Residential	119,720	7,660,883
Essex Property Trust Inc.	12,300	2,940,069
Estee Lauder Companies Inc. (The), Class A	20,910	3,124,790
Everest Re Group Ltd.	42,230	9,513,997
Eversource Energy	70,520	4,025,282
Expeditors International of Washington Inc.	222,630	16,581,482
Exxon Mobil Corp.	320,210	26,013,860
F5 Networks Inc.(a)	79,950	13,840,144
Facebook Inc., Class A(a)	74,620	14,310,624
Federal Realty Investment Trust	14,350	1,706,072
Fidelity National Information Services Inc.	127,920	13,075,982
Fiserv Inc.(a)	244,360	17,740,536
FNF Group	117,670	4,349,083
General Dynamics Corp.	8,610	1,736,723
General Mills Inc.	102,910	4,352,064
Genuine Parts Co.	35,670	3,238,479
Gilead Sciences Inc.	25,010	1,685,674
Harris Corp.	88,560	13,325,623
HCA Healthcare Inc.	17,220	1,776,071
Henry Schein Inc.(a)(c)	82,410	5,702,772
Hershey Co. (The)	56,990	5,131,380
Home Depot Inc. (The)	48,380	9,025,289
Hormel Foods Corp.	130,380	4,679,338
Humana Inc.	21,320	6,203,694
Intel Corp.	78,720	4,345,344
International Business Machines Corp.	73,390	10,370,741
Intuit Inc.	15,990	3,223,584
Jack Henry & Associates Inc.	112,750	14,100,515
JM Smucker Co. (The)	63,960	6,875,700
Johnson & Johnson	369,410	44,188,824
Kellogg Co.	223,450	14,387,945
Security	Shares	Value
United States (continued)
Kimberly-Clark Corp.	94,710	$ 9,551,504
Kraft Heinz Co. (The)	77,490	4,454,125
L3 Technologies Inc.	15,170	3,008,666
Laboratory Corp. of America Holdings(a)	77,490	13,993,919
Liberty Broadband Corp., Class C, NVS(a)	36,900	2,541,303
Lockheed Martin Corp.	99,220	31,208,659
Lowe's Companies Inc.	20,910	1,986,659
Markel Corp.(a)(c)	20,910	22,939,943
Marsh & McLennan Companies Inc.	275,110	22,110,591
Mastercard Inc., Class A	45,510	8,652,361
McCormick & Co. Inc./MD, NVS	179,170	18,096,170
McDonald's Corp.	233,700	37,394,337
Medtronic PLC	154,980	13,377,874
Merck & Co. Inc.	378,020	22,503,531
Microsoft Corp.	27,060	2,674,610
Monsanto Co.	232,060	29,578,368
Motorola Solutions Inc.	221,400	23,765,076
Newmont Mining Corp.	309,140	12,034,820
NextEra Energy Inc.	138,990	23,045,932
Northrop Grumman Corp.	129,970	42,532,682
O'Reilly Automotive Inc.(a)	19,270	5,191,531
Occidental Petroleum Corp.	88,970	7,491,274
Oracle Corp.	61,500	2,873,280
Palo Alto Networks Inc.(a)	33,620	6,995,986
Paychex Inc.	283,720	18,606,358
PepsiCo Inc.	270,600	27,127,650
Pfizer Inc.	600,240	21,566,623
Philip Morris International Inc.	39,360	3,130,694
Procter & Gamble Co. (The)	422,300	30,899,691
Progressive Corp. (The)	157,850	9,800,906
Public Storage(c)	63,140	13,375,578
Raytheon Co.	152,110	31,867,045
Realty Income Corp.(c)	100,040	5,332,132
RenaissanceRe Holdings Ltd.	59,450	7,298,677
Republic Services Inc.	341,120	23,001,722
Rockwell Collins Inc.	104,140	14,320,291
Rollins Inc.	41,820	2,081,381
Ross Stores Inc.	57,810	4,560,053
Sherwin-Williams Co. (The)	6,560	2,487,880
Southern Co. (The)	576,460	25,883,054
Starbucks Corp.	191,470	10,850,605
Stryker Corp.	116,440	20,262,889
Synopsys Inc.(a)	206,230	18,162,676
Sysco Corp.	127,510	8,291,975
Tapestry Inc.	157,440	6,883,277
Texas Instruments Inc.	20,500	2,294,155
Time Warner Inc.	201,310	18,955,350
TJX Companies Inc. (The)	290,690	26,255,121
Travelers Companies Inc. (The)	105,370	13,542,152
Tyson Foods Inc., Class A	33,620	2,268,341
UDR Inc.	252,560	9,210,863
Ulta Salon Cosmetics & Fragrance Inc.(a)	8,200	2,024,662
UnitedHealth Group Inc.	85,690	20,694,992
Universal Health Services Inc., Class B	18,860	2,168,523
Varian Medical Systems Inc.(a)	25,830	3,044,582
VeriSign Inc.(a)	31,160	4,064,510
Verizon Communications Inc.	584,250	27,851,197
Visa Inc., Class A	269,370	35,212,046
Walmart Inc.	262,400	21,658,496
Walt Disney Co. (The)	34,850	3,466,530

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Waste Management Inc.	412,460	$ 34,114,567
WEC Energy Group Inc.	316,110	19,962,346
Welltower Inc.	49,200	2,836,380
Westar Energy Inc.	71,750	4,068,225
Worldpay Inc., Class A(a)	64,370	5,115,484
WR Berkley Corp.	144,320	11,036,150
Xcel Energy Inc.	436,240	19,857,645
XL Group Ltd.	91,020	5,058,892
Yum! Brands Inc.	63,960	5,201,867
		1,909,556,882
Total Common Stocks — 99.1% (Cost: $3,046,330,067)		3,404,243,614
Preferred Stocks
Italy — 0.1%
Intesa Sanpaolo SpA, Preference Shares, NVS	1,264,440	3,800,650
Total Preferred Stocks — 0.1% (Cost: $3,805,175)		3,800,650
Short-Term Investments
Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	62,112,744	62,125,166
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	13,513,184	$ 13,513,184
		75,638,350
Total Short-Term Investments — 2.2% (Cost: $75,626,338)		75,638,350
Total Investments in Securities — 101.4% (Cost: $3,125,761,580)		3,483,682,614
Other Assets, Less Liabilities — (1.4)%		(48,695,351)
Net Assets — 100.0%		$ 3,434,987,263

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	56,910,361	5,202,383	62,112,744	$62,125,166	$359,631 (a)	$ (7,037)	$ (1,792)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,465,143	11,048,041	13,513,184	13,513,184	48,416	—	—
				$75,638,350	$408,047	$ (7,037)	$ (1,792)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	73	06/15/18	$ 7,253	$ (26,263)
MSCI Emerging Markets E-Mini	52	06/15/18	2,916	(44,112)
S&P 500 E-Mini	65	06/15/18	8,793	8,163
				$ (62,212)

iShares® Edge MSCI Min Vol Global ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,396,195,572	$ 8,048,038	$ 4	$3,404,243,614
Preferred Stocks	3,800,650	—	—	3,800,650
Money Market Funds	75,638,350	—	—	75,638,350
	$3,475,634,572	$ 8,048,038	$ 4	$3,483,682,614
Derivative financial instruments(a)
Assets
Futures Contracts	$ 8,163	$ —	$ —	$ 8,163
Liabilities
Futures Contracts	(70,375)	—	—	(70,375)
	$ (62,212)	$ —	$ —	$ (62,212)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® Edge MSCI Multifactor Emerging Markets ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 3.9%
BB Seguridade Participacoes SA	352,000	$ 2,463,211
Cia. de Saneamento Basico do Estado de Sao Paulo	170,500	1,197,238
EDP - Energias do Brasil SA	159,500	566,209
Hypera SA	159,500	1,207,798
IRB Brasil Resseguros S/A	49,500	640,939
Lojas Renner SA	324,500	2,585,334
M. Dias Branco SA	50,300	567,286
Odontoprev SA	130,626	489,666
Porto Seguro SA	44,000	502,260
Sul America SA, NVS	104,578	549,841
		10,769,782
Chile — 0.2%
Cia. Cervecerias Unidas SA	45,375	577,136
China — 38.4%
51job Inc., ADR(a)	11,110	1,182,104
AAC Technologies Holdings Inc.	55,000	828,069
Agile Group Holdings Ltd.	770,000	1,468,508
Alibaba Group Holding Ltd., ADR(a)	28,325	5,608,633
Angang Steel Co. Ltd., Class H	550,000	545,502
ANTA Sports Products Ltd.	495,000	2,852,317
Autohome Inc., ADR	26,730	3,013,006
BOC Aviation Ltd.(b)	82,500	512,197
BYD Electronic International Co. Ltd.(c)	330,000	524,187
China Agri-Industries Holdings Ltd.	1,100,000	466,972
China Communications Services Corp. Ltd., Class H	1,138,000	732,635
China Conch Venture Holdings Ltd.	891,000	3,089,589
China Everbright Ltd.	440,000	967,039
China Medical System Holdings Ltd.	605,000	1,457,711
China Reinsurance Group Corp., Class H	2,475,000	555,318
China Resources Cement Holdings Ltd.	880,000	1,036,594
China Travel International Investment Hong Kong Ltd.	834,000	369,998
China Zhongwang Holdings Ltd.	775,600	420,224
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,210,000	808,297
COSCO SHIPPING Ports Ltd.	880,000	847,001
CSPC Pharmaceutical Group Ltd.	2,200,000	6,885,386
Dongfeng Motor Group Co. Ltd., Class H	1,320,000	1,506,091
Geely Automobile Holdings Ltd.	770,000	2,184,112
Guangzhou Automobile Group Co. Ltd., Class H	990,000	1,678,576
Haitian International Holdings Ltd.	330,000	936,048
Huaneng Renewables Corp. Ltd., Class H	2,200,000	945,163
Jiangsu Expressway Co. Ltd., Class H	550,000	830,173
Kingboard Chemical Holdings Ltd.	330,000	1,312,571
Kingboard Laminates Holdings Ltd.	522,500	692,746
Kingdee International Software Group Co. Ltd.	880,000	965,917
Lee & Man Paper Manufacturing Ltd.	715,000	838,587
Logan Property Holdings Co. Ltd.	660,000	992,842
Longfor Properties Co. Ltd.	687,500	2,059,656
Luye Pharma Group Ltd.	165,000	181,109
New Oriental Education & Technology Group Inc., ADR	63,635	6,329,773
Nexteer Automotive Group Ltd.	440,000	725,840
Nine Dragons Paper Holdings Ltd.	770,000	1,225,066
People's Insurance Co. Group of China Ltd. (The), Class H	3,520,000	1,664,833
PICC Property & Casualty Co. Ltd., Class H	2,200,000	3,876,009
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	880,000	757,252
Shanghai Industrial Holdings Ltd.	239,000	635,270
Security	Shares	Value
China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	330,000	$ 1,020,187
Shenzhen International Holdings Ltd.	412,500	902,392
Sihuan Pharmaceutical Holdings Group Ltd.	1,815,000	469,707
Sino Biopharmaceutical Ltd.	2,200,000	5,564,401
Sino-Ocean Group Holding Ltd.	1,457,500	984,778
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,540,000	1,136,720
Sinotrans Ltd., Class H	880,000	499,226
Sinotruk Hong Kong Ltd.	330,000	466,972
SSY Group Ltd.	660,000	705,927
Sun Art Retail Group Ltd.	1,127,500	1,328,136
Sunny Optical Technology Group Co. Ltd.	319,000	6,490,493
TAL Education Group, Class A, ADR(a)	14,740	625,860
Tencent Holdings Ltd.	181,500	9,236,794
Towngas China Co. Ltd.	330,000	323,936
Uni-President China Holdings Ltd.	550,000	592,480
Yum China Holdings Inc.	149,160	5,861,988
Yuzhou Properties Co. Ltd.	770,000	541,856
YY Inc., ADR(a)	21,505	2,505,978
Zhongsheng Group Holdings Ltd.	247,500	793,537
		104,560,289
Czech Republic — 0.4%
Moneta Money Bank AS(b)	244,090	851,991
O2 Czech Republic AS	27,142	343,612
		1,195,603
Egypt — 0.2%
Commercial International Bank Egypt SAE	101,970	480,020
Eastern Tobacco	21,835	215,629
		695,649
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	66,660	627,492
India — 0.0%
Rural Electrification Corp. Ltd.	100	175
Indonesia — 3.0%
Adaro Energy Tbk PT	7,485,500	1,015,485
Bank Danamon Indonesia Tbk PT	1,468,500	615,618
Bank Negara Indonesia Persero Tbk PT	3,740,000	2,281,144
Bank Tabungan Negara Persero Tbk PT	1,908,500	418,922
Indah Kiat Pulp & Paper Corp. Tbk PT	1,278,900	1,721,154
United Tractors Tbk PT	836,000	2,108,802
		8,161,125
Malaysia — 1.9%
AirAsia Group Bhd(c)	786,500	606,672
Alliance Bank Malaysia Bhd(c)	561,000	597,648
Hartalega Holdings Bhd	605,000	927,262
Nestle Malaysia Bhd	27,500	1,022,613
PPB Group Bhd(c)	242,000	1,211,216
Top Glove Corp. Bhd	308,000	793,990
		5,159,401
Peru — 1.2%
Credicorp Ltd.	14,465	3,202,840
Philippines — 0.2%
DMCI Holdings Inc.	2,436,500	500,884
Poland — 0.5%
Dino Polska SA(a)(b)	21,725	654,143
Jastrzebska Spolka Weglowa SA(a)	26,950	607,654
		1,261,797

iShares® Edge MSCI Multifactor Emerging Markets ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Russia — 2.9%
Alrosa PJSC	84,000	$ 119,004
Inter RAO UES PJSC	12,045,000	788,474
Mobile TeleSystems PJSC, ADR, NVS	35,475	339,850
RusHydro PJSC	46,200,000	536,588
Tatneft PJSC	571,905	6,115,674
		7,899,590
South Africa — 5.8%
Bidvest Group Ltd. (The)	163,900	2,614,118
Capitec Bank Holdings Ltd.	19,525	1,348,080
Coronation Fund Managers Ltd.	118,195	583,369
Exxaro Resources Ltd.	124,575	1,232,963
Investec Ltd.	115,775	842,191
Kumba Iron Ore Ltd.	30,800	705,664
Liberty Holdings Ltd.	62,150	596,080
Mondi Ltd.	61,435	1,701,262
Mr. Price Group Ltd.	124,080	2,459,067
Netcare Ltd.	469,315	1,097,230
RMB Holdings Ltd.	98,285	563,635
SPAR Group Ltd. (The)	96,937	1,475,295
Telkom SA SOC Ltd.	144,045	589,601
		15,808,555
South Korea — 17.1%
BNK Financial Group Inc.	128,755	1,138,304
DB Insurance Co. Ltd.	24,255	1,316,311
DGB Financial Group Inc.	87,175	837,016
E-MART Inc.	10,065	2,334,292
Hana Financial Group Inc.	144,210	5,565,319
Hankook Tire Co. Ltd.	38,115	1,515,124
Hanwha Chemical Corp.	54,175	1,299,155
Hanwha Corp.	21,780	727,381
Hanwha Life Insurance Co. Ltd.	134,255	693,725
Hyosung Corp.	10,244	1,273,432
Hyundai Department Store Co. Ltd.	6,655	694,547
Hyundai Marine & Fire Insurance Co. Ltd.	30,965	978,114
Hyundai Steel Co.	41,415	2,374,365
ING Life Insurance Korea Ltd.(b)	14,960	557,903
KT&G Corp.	2,970	264,502
Kumho Petrochemical Co. Ltd.	8,690	846,468
LG Corp.	29,370	1,999,868
LG Display Co. Ltd.	115,720	2,383,213
Lotte Chemical Corp.	7,975	2,726,274
Samsung Electronics Co. Ltd.	140,525	6,609,414
SK Hynix Inc.	87,010	7,539,064
SK Telecom Co. Ltd.	9,625	1,982,235
Yuhan Corp.	3,795	837,896
		46,493,922
Taiwan — 13.5%
Airtac International Group	55,000	945,380
AU Optronics Corp.	4,083,000	1,792,015
Chicony Electronics Co. Ltd.	275,621	651,301
China Life Insurance Co. Ltd./Taiwan	1,624,320	1,705,017
Feng TAY Enterprise Co. Ltd.	165,880	736,346
General Interface Solution Holding Ltd.	55,000	351,534
Hiwin Technologies Corp.	110,000	1,560,336
Innolux Corp.	4,455,000	1,724,813
Inventec Corp.	1,265,000	1,023,856
Lite-On Technology Corp.	1,045,718	1,364,670
Macronix International(a)	880,000	1,453,866
Micro-Star International Co. Ltd.	330,000	1,376,767
Security	Shares	Value
Taiwan (continued)
Nanya Technology Corp.	330,000	$ 1,097,008
Novatek Microelectronics Corp.	275,000	1,243,679
Phison Electronics Corp.	55,000	505,732
Powertech Technology Inc.	165,000	492,332
Realtek Semiconductor Corp.	220,000	840,746
Ruentex Industries Ltd.	275,000	562,639
Shin Kong Financial Holding Co. Ltd.	3,685,000	1,475,894
Synnex Technology International Corp.	605,000	969,244
Taiwan Business Bank	1,155,504	352,881
Taiwan Semiconductor Manufacturing Co. Ltd.	550,000	4,111,944
Teco Electric and Machinery Co. Ltd.	825,000	664,978
United Microelectronics Corp.	4,840,000	2,689,652
Win Semiconductors Corp.	165,000	1,340,971
Wistron Corp.	1,002,906	754,820
WPG Holdings Ltd.	1,063,000	1,543,331
Yageo Corp.	110,000	3,491,481
		36,823,233
Thailand — 0.9%
Central Pattana PCL, NVDR	693,000	1,651,805
Robinson PCL, NVDR(c)	269,500	530,744
TMB Bank PCL, NVDR	2,541,000	196,989
		2,379,538
Turkey — 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	115,128	598,799
Turkiye Sise ve Cam Fabrikalari AS	229,968	201,715
Turkiye Vakiflar Bankasi TAO, Class D	255,584	308,113
Yapi ve Kredi Bankasi AS(a)	271,562	240,593
		1,349,220
United Arab Emirates — 1.6%
Aldar Properties PJSC	2,067,120	1,153,668
DAMAC Properties Dubai Co. PJSC	962,940	626,554
Dubai Investments PJSC	1,026,575	575,731
Dubai Islamic Bank PJSC	526,706	727,005
Emaar Properties PJSC	886,105	1,254,440
		4,337,398
Total Common Stocks — 92.4% (Cost: $239,479,119)		251,803,629
Investment Companies
India — 3.0%
iShares MSCI India ETF(d)	240,930	8,107,295
Total Investment Companies — 3.0% (Cost: $8,187,776)		8,107,295
Preferred Stocks
Brazil — 2.2%
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,965,035	5,925,630
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares, NVS	407,024	199,047
South Korea — 1.9%
Samsung Electronics Co. Ltd., Preference Shares, NVS	143,055	5,374,764
Total Preferred Stocks — 4.2% (Cost: $11,778,440)		11,499,441

iShares® Edge MSCI Multifactor Emerging Markets ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(a)	165,194	$ 88,148
Total Rights — 0.0% (Cost: $0)		88,148
Short-Term Investments
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	1,177,220	1,177,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	3,304,922	3,304,922
		4,482,377
Total Short-Term Investments — 1.7% (Cost: $4,482,321)		4,482,377
Total Investments in Securities — 101.3% (Cost: $263,927,656)		275,980,890
Other Assets, Less Liabilities — (1.3)%		(3,426,230)
Net Assets — 100.0%		$ 272,554,660
(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,360,187	—	(1,182,967) (a)	1,177,220	$ 1,177,455	$ 8,863(b)	$ (293)	$ 56
BlackRock Cash Funds: Treasury, SL Agency Shares	184,901	3,120,021 (a)	—	3,304,922	3,304,922	2,962	—	—
iShares MSCI India ETF	181,962	239,634	(180,666)	240,930	8,107,295	36,667	521,869	(780,822)
					$12,589,672	$48,492	$ 521,576	$ (780,766)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	27	06/15/18	$ 1,514	$ (38,893)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® Edge MSCI Multifactor Emerging Markets ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$250,530,197	$ 1,273,432	$ —	$251,803,629
Investment Companies	8,107,295	—	—	8,107,295
Preferred Stocks	11,499,441	—	—	11,499,441
Rights	—	88,148	—	88,148
Money Market Funds	4,482,377	—	—	4,482,377
	$274,619,310	$ 1,361,580	$ —	$275,980,890
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (38,893)	$ —	$ —	$ (38,893)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Australia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 28.7%
Australia & New Zealand Banking Group Ltd.	4,297,093	$ 88,470,470
Bank of Queensland Ltd.	576,946	4,422,213
Bendigo & Adelaide Bank Ltd.	713,219	5,806,711
Commonwealth Bank of Australia	2,576,774	135,115,324
National Australia Bank Ltd.	3,997,247	81,057,055
Westpac Banking Corp.	5,004,714	105,462,850
		420,334,623
Beverages — 1.3%
Coca-Cola Amatil Ltd.	746,211	5,013,831
Treasury Wine Estates Ltd.	1,066,976	13,385,488
		18,399,319
Biotechnology — 6.4%
CSL Ltd.	664,852	93,493,751
Capital Markets — 3.7%
ASX Ltd.	284,289	13,041,954
Macquarie Group Ltd.	474,884	41,081,168
		54,123,122
Chemicals — 0.9%
Incitec Pivot Ltd.	2,455,481	6,391,313
Orica Ltd.	554,111	7,408,467
		13,799,780
Commercial Services & Supplies — 1.1%
Brambles Ltd.	2,338,307	15,976,598
Construction & Engineering — 0.3%
CIMIC Group Ltd.	141,285	4,406,554
Construction Materials — 1.3%
Boral Ltd.	1,722,509	8,171,919
James Hardie Industries PLC	650,658	10,914,743
		19,086,662
Containers & Packaging — 1.2%
Amcor Ltd./Australia	1,702,987	18,117,226
Diversified Financial Services — 1.4%
AMP Ltd.	4,286,277	12,648,525
Challenger Ltd./Australia	810,279	7,902,828
		20,551,353
Diversified Telecommunication Services — 1.0%
Telstra Corp. Ltd.	6,119,269	12,964,406
TPG Telecom Ltd.(a)	544,635	2,295,386
		15,259,792
Electric Utilities — 0.2%
AusNet Services	2,610,528	3,209,791
Equity Real Estate Investment Trusts (REITs) — 6.4%
BGP Holdings PLC(b)(c)	18,888,372	220
Dexus	1,501,474	11,235,933
Goodman Group	2,388,760	16,881,632
GPT Group (The)	2,652,830	10,096,537
Mirvac Group	5,458,023	9,498,570
Scentre Group	7,841,154	24,799,979
Stockland	3,573,943	11,222,530
Vicinity Centres	4,784,196	9,665,298
		93,400,699
Food & Staples Retailing — 6.8%
Wesfarmers Ltd.	1,667,307	57,477,031
Security	Shares	Value
Food & Staples Retailing (continued)
Woolworths Group Ltd.	1,919,092	$ 41,326,225
		98,803,256
Gas Utilities — 0.8%
APA Group	1,734,443	11,404,463
Health Care Equipment & Supplies — 0.9%
Cochlear Ltd.	84,822	12,589,018
Health Care Providers & Services — 1.7%
Healthscope Ltd.	2,552,780	4,539,168
Ramsay Health Care Ltd.	207,875	9,646,511
Sonic Healthcare Ltd.	592,050	10,554,283
		24,739,962
Hotels, Restaurants & Leisure — 2.8%
Aristocrat Leisure Ltd.	844,156	19,187,469
Crown Resorts Ltd.	549,881	5,533,697
Domino's Pizza Enterprises Ltd.(a)	89,384	3,329,543
Flight Centre Travel Group Ltd.	81,957	3,821,227
Tabcorp Holdings Ltd.	2,805,632	9,276,992
		41,148,928
Insurance — 4.4%
Insurance Australia Group Ltd.	3,483,404	21,428,385
Medibank Pvt Ltd.	4,044,145	8,965,807
QBE Insurance Group Ltd.	2,004,195	14,376,175
Suncorp Group Ltd.	1,904,067	19,348,766
		64,119,133
Internet Software & Services — 0.3%
REA Group Ltd.	77,408	5,025,957
IT Services — 0.6%
Computershare Ltd.	678,797	8,906,028
Metals & Mining — 15.1%
Alumina Ltd.	3,556,637	7,212,227
BHP Billiton Ltd.	4,722,225	117,161,017
BlueScope Steel Ltd.	820,821	10,794,270
Fortescue Metals Group Ltd.	2,290,438	8,128,051
Newcrest Mining Ltd.	1,127,148	17,705,302
Rio Tinto Ltd.	606,662	38,085,786
South32 Ltd.	7,620,067	21,448,492
		220,535,145
Multi-Utilities — 1.1%
AGL Energy Ltd.	963,686	16,114,724
Multiline Retail — 0.2%
Harvey Norman Holdings Ltd.	824,188	2,245,039
Oil, Gas & Consumable Fuels — 5.7%
Caltex Australia Ltd.	383,385	8,534,397
Oil Search Ltd.	2,020,376	12,642,494
Origin Energy Ltd.(c)	2,581,559	18,752,032
Santos Ltd.(c)	2,608,846	11,567,542
Woodside Petroleum Ltd.	1,324,458	32,479,719
		83,976,184
Professional Services — 0.5%
Seek Ltd.	482,423	7,373,512
Real Estate Management & Development — 0.8%
LendLease Group	859,195	12,209,064

iShares® MSCI Australia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Road & Rail — 0.7%
Aurizon Holdings Ltd.	2,924,745	$ 9,538,066
Transportation Infrastructure — 2.6%
Sydney Airport	1,604,136	8,836,242
Transurban Group	3,274,788	29,412,298
		38,248,540
Total Common Stocks — 98.9% (Cost: $1,653,761,149)		1,447,136,289
Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	5,489,169	5,490,267
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	56,441	56,441
		5,546,708
Total Short-Term Investments — 0.4% (Cost: $5,545,702)		5,546,708
Total Investments in Securities — 99.3% (Cost: $1,659,306,851)		1,452,682,997
Other Assets, Less Liabilities — 0.7%		10,665,089
Net Assets — 100.0%		$ 1,463,348,086
(a)	All or a portion of this security is on loan.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,985,447	(1,496,278)	5,489,169	$5,490,267	$55,045 (a)	$ (1,701)	$ 687
BlackRock Cash Funds: Treasury, SL Agency Shares	183,299	(126,858)	56,441	56,441	11,458	—	—
				$5,546,708	$66,503	$ (1,701)	$ 687

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	136	06/21/18	$ 15,477	$ (114,935)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Australia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,447,136,069	$ —	$ 220	$1,447,136,289
Money Market Funds	5,546,708	—	—	5,546,708
	$1,452,682,777	$ —	$ 220	$1,452,682,997
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (114,935)	$ —	$ —	$ (114,935)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI Austria ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.1%
FACC AG(a)	138,935	$ 2,701,899
Air Freight & Logistics — 3.0%
Oesterreichische Post AG	161,537	7,504,772
Auto Components — 0.7%
POLYTEC Holding AG	117,446	1,812,392
Banks — 27.7%
BAWAG Group AG(b)	152,010	7,204,114
Erste Group Bank AG	1,209,730	50,384,352
Raiffeisen Bank International AG(a)	332,156	10,503,487
		68,091,953
Chemicals — 2.9%
Lenzing AG	63,860	7,122,656
Construction & Engineering — 1.2%
Porr AG(c)	76,885	2,836,032
Construction Materials — 4.5%
Wienerberger AG	416,292	11,089,095
Diversified Telecommunication Services — 2.9%
Telekom Austria AG	802,571	7,101,254
Electric Utilities — 1.6%
EVN AG	201,508	3,979,926
Electrical Equipment — 0.7%
Zumtobel Group AG	216,643	1,790,442
Electronic Equipment, Instruments & Components — 2.1%
AT&S Austria Technologie & Systemtechnik AG	155,013	3,213,612
Kapsch TrafficCom AG	44,423	1,918,634
		5,132,246
Energy Equipment & Services — 2.8%
Schoeller-Bleckmann Oilfield Equipment AG(c)	54,585	6,887,814
Food Products — 0.4%
Agrana Beteiligungs AG	8,133	911,390
Hotels, Restaurants & Leisure — 1.1%
DO & CO AG(c)	45,348	2,667,909
Insurance — 5.1%
UNIQA Insurance Group AG	596,187	7,035,842
Vienna Insurance Group AG Wiener Versicherung Gruppe	193,240	5,544,486
		12,580,328
Security	Shares	Value
Machinery — 5.2%
ANDRITZ AG	218,847	$ 10,908,144
Semperit AG Holding(a)(c)	90,585	1,880,054
		12,788,198
Metals & Mining — 9.9%
Voestalpine AG	452,464	24,274,284
Oil, Gas & Consumable Fuels — 13.7%
OMV AG	587,153	33,720,870
Real Estate Management & Development — 11.8%
BUWOG AG	119,856	4,062,925
CA Immobilien Anlagen AG	294,286	10,319,340
IMMOFINANZ AG	4,108,163	9,888,233
S IMMO AG	247,973	4,891,854
		29,162,352
Total Common Stocks — 98.4% (Cost: $230,550,255)		242,155,812
Short-Term Investments
Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	5,885,989	5,887,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	94,424	94,424
		5,981,591
Total Short-Term Investments — 2.4% (Cost: $5,980,683)		5,981,591
Total Investments in Securities — 100.8% (Cost: $236,530,938)		248,137,403
Other Assets, Less Liabilities — (0.8)%		(2,069,168)
Net Assets — 100.0%		$ 246,068,235

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Austria ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,611,731	(725,742)	5,885,989	$5,887,167	$144,778 (a)	$ (1,478)	$ 386
BlackRock Cash Funds: Treasury, SL Agency Shares	135,114	(40,690)	94,424	94,424	984	—	—
				$5,981,591	$145,762	$ (1,478)	$ 386

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$242,155,812	$ —	$ —	$242,155,812
Money Market Funds	5,981,591	—	—	5,981,591
	$248,137,403	$ —	$ —	$248,137,403

iShares® MSCI Belgium ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 1.2%
bpost SA	42,835	$ 757,519
Banks — 9.9%
KBC Group NV	85,002	6,568,550
Beverages — 22.3%
Anheuser-Busch InBev SA/NV	157,344	14,733,816
Biotechnology — 2.7%
Galapagos NV(a)(b)	17,322	1,757,519
Capital Markets — 1.0%
Gimv NV	11,412	678,050
Chemicals — 13.1%
Recticel SA	16,025	187,060
Solvay SA	26,399	3,543,788
Tessenderlo Group SA(a)	16,209	635,737
Umicore SA	76,228	4,306,677
		8,673,262
Communications Equipment — 0.5%
EVS Broadcast Equipment SA	13,002	311,892
Construction & Engineering — 0.9%
Cie. d'Entreprises CFE	4,780	601,491
Distributors — 1.0%
D'ieteren SA/NV	15,558	672,678
Diversified Financial Services — 9.9%
Ackermans & van Haaren NV	9,635	1,642,052
Groupe Bruxelles Lambert SA	27,990	2,964,069
KBC Ancora	16,640	931,569
Sofina SA	5,994	1,008,938
		6,546,628
Diversified Telecommunication Services — 2.4%
Proximus SADP	58,230	1,557,235
Electric Utilities — 1.5%
Elia System Operator SA/NV	15,559	984,381
Electronic Equipment, Instruments & Components — 1.1%
Barco NV	5,627	696,250
Equity Real Estate Investment Trusts (REITs) — 6.7%
Aedifica SA	9,140	865,266
Befimmo SA	11,649	726,126
Cofinimmo SA	9,405	1,164,814
Intervest Offices & Warehouses NV	15,619	387,431
Retail Estates NV	2,699	244,797
Warehouses De Pauw CVA	8,548	1,061,668
		4,450,102
Food & Staples Retailing — 2.1%
Colruyt SA	25,960	1,377,882
Food Products — 0.4%
Greenyard NV	13,435	240,259
Health Care Equipment & Supplies — 1.2%
Biocartis NV(a)(b)(c)	29,293	430,841
Ion Beam Applications(a)(b)	14,092	370,445
		801,286
Security	Shares	Value
Health Care Providers & Services — 0.8%
Fagron	32,538	$ 534,781
Health Care Technology — 0.6%
AGFA-Gevaert NV(a)	119,149	426,427
Insurance — 4.3%
Ageas	56,189	2,846,580
IT Services — 0.7%
Econocom Group SA/NV	79,267	489,475
Media — 2.7%
Kinepolis Group NV	9,506	622,505
Telenet Group Holding NV(a)	22,373	1,129,778
		1,752,283
Metals & Mining — 1.7%
Bekaert SA	18,998	709,644
Nyrstar NV(a)(b)	70,502	407,699
		1,117,343
Oil, Gas & Consumable Fuels — 1.5%
Euronav NV	71,060	653,633
Exmar NV(a)(b)	45,978	359,589
		1,013,222
Personal Products — 1.4%
Ontex Group NV	35,126	955,360
Pharmaceuticals — 4.9%
Mithra Pharmaceuticals SA(a)	5,100	183,955
UCB SA	38,723	3,051,091
		3,235,046
Semiconductors & Semiconductor Equipment — 1.5%
Melexis NV	9,732	974,134
Textiles, Apparel & Luxury Goods — 0.6%
Sioen Industries NV	7,427	252,284
Van de Velde NV	3,526	135,207
		387,491
Wireless Telecommunication Services — 0.8%
Orange Belgium SA	26,474	521,644
Total Common Stocks — 99.4% (Cost: $71,200,241)		65,662,586
Short-Term Investments
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	2,646,428	2,646,958
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	7,287	7,287
		2,654,245
Total Short-Term Investments — 4.0% (Cost: $2,653,824)		2,654,245
Total Investments in Securities — 103.4% (Cost: $73,854,065)		68,316,831
Other Assets, Less Liabilities — (3.4)%		(2,221,409)
Net Assets — 100.0%		$ 66,095,422

(a)	Non-income producing security.

iShares® MSCI Belgium ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,505,275	(858,847)	2,646,428	$2,646,958	$49,830 (a)	$ 197	$ 93
BlackRock Cash Funds: Treasury, SL Agency Shares	25,070	(17,783)	7,287	7,287	352	—	—
				$2,654,245	$50,182	$ 197	$ 93

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,662,586	$ —	$ —	$65,662,586
Money Market Funds	2,654,245	—	—	2,654,245
	$68,316,831	$ —	$ —	$68,316,831

iShares® MSCI Brazil ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.4%
Embraer SA	16,840,287	$ 101,700,583
Banks — 5.1%
Banco Bradesco SA	16,089,824	112,679,102
Banco do Brasil SA	20,153,387	164,352,886
Banco Santander Brasil SA, NVS	10,382,975	94,181,575
		371,213,563
Beverages — 4.5%
Ambev SA	61,910,655	327,337,387
Capital Markets — 3.9%
B3 SA - Brasil, Bolsa, Balcao	49,075,077	286,882,407
Containers & Packaging — 1.3%
Klabin SA, NVS	17,409,600	98,126,369
Diversified Consumer Services — 1.4%
Kroton Educacional SA	34,203,019	99,282,941
Electric Utilities — 2.0%
Centrais Eletricas Brasileiras SA(a)	7,708,500	30,282,986
EDP - Energias do Brasil SA	10,296,745	36,552,401
Equatorial Energia SA	5,050,900	82,449,004
		149,284,391
Food & Staples Retailing — 2.0%
Atacadao Distribuicao Comercio e Industria Ltda	12,100,300	51,825,240
Raia Drogasil SA	5,746,500	96,087,473
		147,912,713
Food Products — 2.4%
BRF SA(a)	13,482,250	77,547,239
JBS SA	25,414,307	60,941,652
M. Dias Branco SA	3,259,300	36,758,529
		175,247,420
Health Care Providers & Services — 0.3%
Odontoprev SA	5,112,465	19,164,622
Independent Power and Renewable Electricity Producers — 0.7%
Engie Brasil Energia SA	4,856,175	48,235,097
Insurance — 3.3%
BB Seguridade Participacoes SA	17,004,795	118,995,437
IRB Brasil Resseguros S/A	3,310,200	42,861,359
Porto Seguro SA	3,615,620	41,272,273
Sul America SA, NVS	6,883,449	36,191,225
		239,320,294
IT Services — 1.8%
Cielo SA	29,159,596	132,719,795
Machinery — 1.3%
WEG SA	20,627,781	95,161,257
Metals & Mining — 12.8%
Cia. Siderurgica Nacional SA(a)	19,081,169	39,453,015
Vale SA	65,714,032	893,409,444
		932,862,459
Multiline Retail — 2.7%
Lojas Renner SA	17,133,790	136,507,176
Magazine Luiza SA	2,056,700	59,877,664
		196,384,840
Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.4%
Cosan SA Industria e Comercio	4,677,450	$ 48,733,250
Petroleo Brasileiro SA	51,060,869	304,249,589
Ultrapar Participacoes SA	8,774,855	117,813,335
		470,796,174
Paper & Forest Products — 3.5%
Fibria Celulose SA	6,279,351	119,346,535
Suzano Papel e Celulose SA	11,924,330	138,005,296
		257,351,831
Personal Products — 0.7%
Natura Cosmeticos SA	5,523,065	50,009,466
Pharmaceuticals — 0.9%
Hypera SA	9,155,100	69,326,088
Real Estate Management & Development — 1.4%
BR Malls Participacoes SA	22,289,538	61,648,539
Multiplan Empreendimentos Imobiliarios SA	2,793,546	44,010,511
		105,659,050
Road & Rail — 2.6%
Localiza Rent a Car SA	12,896,631	85,641,623
Rumo SA(a)	27,557,390	102,191,849
		187,833,472
Specialty Retail — 0.3%
Petrobras Distribuidora SA	3,810,400	18,622,006
Transportation Infrastructure — 1.2%
CCR SA	30,552,765	84,503,022
Water Utilities — 0.9%
Cia. de Saneamento Basico do Estado de Sao Paulo	9,136,000	64,152,307
Wireless Telecommunication Services — 1.1%
TIM Participacoes SA	22,125,525	79,672,209
Total Common Stocks — 65.9% (Cost: $4,126,341,610)		4,808,761,763
Preferred Stocks
Banks — 20.9%
Banco Bradesco SA, Preference Shares, NVS	67,690,489	530,210,809
Itau Unibanco Holding SA, Preference Shares, NVS	66,562,898	768,215,614
Itausa-Investimentos Itau SA, Preference Shares, NVS	74,233,025	223,852,223
		1,522,278,646
Chemicals — 0.8%
Braskem SA, Class A, Preference Shares, NVS	4,833,656	58,927,238
Diversified Telecommunication Services — 1.8%
Telefonica Brasil SA, Preference Shares, NVS	10,813,964	132,123,726
Electric Utilities — 1.2%
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	7,388,546	33,232,139
Cia. Energetica de Minas Gerais, Preference Shares, NVS	24,958,070	51,403,283
		84,635,422
Food & Staples Retailing — 1.2%
Cia. Brasileira de Distribuicao, Preference Shares, NVS	4,232,564	90,355,618
Metals & Mining — 1.4%
Gerdau SA, Preference Shares, NVS	25,725,126	102,235,970

iShares® MSCI Brazil ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 1.2%
Lojas Americanas SA, Preference Shares, NVS	19,155,917	$ 91,406,035
Oil, Gas & Consumable Fuels — 5.0%
Petroleo Brasileiro SA, Preference Shares, NVS	70,938,683	361,546,221
Total Preferred Stocks — 33.5% (Cost: $1,930,377,451)		2,443,508,876
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	4,344,774	4,344,774
Total Short-Term Investments — 0.1% (Cost: $4,344,774)		4,344,774
Total Investments in Securities — 99.5% (Cost: $6,061,063,835)		7,256,615,413
Other Assets, Less Liabilities — 0.5%		37,546,493
Net Assets — 100.0%		$ 7,294,161,906
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,859	4,327,915	4,344,774	$4,344,774	$52,524	$ —	$ —
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	617	06/15/18	$ 34,604	$ (1,922,515)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Brazil ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,808,761,763	$ —	$ —	$4,808,761,763
Preferred Stocks	2,443,508,876	—	—	2,443,508,876
Money Market Funds	4,344,774	—	—	4,344,774
	$7,256,615,413	$ —	$ —	$7,256,615,413
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (1,922,515)	$ —	$ —	$ (1,922,515)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI BRIC ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 7.7%
Ambev SA	501,665	$ 2,652,431
Atacadao Distribuicao Comercio e Industria Ltda	39,600	169,606
B3 SA - Brasil, Bolsa, Balcao	224,469	1,312,198
Banco Bradesco SA	105,639	739,803
Banco do Brasil SA	92,489	754,257
Banco Santander Brasil SA, NVS	39,600	359,203
BB Seguridade Participacoes SA	79,200	554,222
BR Malls Participacoes SA	81,918	226,569
BRF SA(a)	52,800	303,695
CCR SA	132,000	365,086
Centrais Eletricas Brasileiras SA(a)	26,400	103,713
Cia. de Saneamento Basico do Estado de Sao Paulo	39,600	278,068
Cia. Siderurgica Nacional SA(a)	66,000	136,464
Cielo SA	132,021	600,893
Cosan SA Industria e Comercio	13,200	137,528
EDP - Energias do Brasil SA	26,400	93,717
Embraer SA	66,000	398,582
Engie Brasil Energia SA	13,200	131,112
Equatorial Energia SA	13,200	215,472
Fibria Celulose SA	26,441	502,543
Hypera SA	39,600	299,867
JBS SA	92,452	221,693
Klabin SA, NVS	66,000	371,998
Kroton Educacional SA	145,264	421,666
Localiza Rent a Car SA	52,879	351,149
Lojas Renner SA	79,260	631,475
M. Dias Branco SA	13,200	148,870
Magazine Luiza SA	13,200	384,298
Multiplan Empreendimentos Imobiliarios SA	13,710	215,992
Natura Cosmeticos SA	13,200	119,522
Odontoprev SA	26,400	98,963
Petrobras Distribuidora SA	26,400	129,021
Petroleo Brasileiro SA	316,800	1,887,674
Porto Seguro SA	13,200	150,678
Raia Drogasil SA	26,450	442,272
Rumo SA(a)	118,800	440,549
Sul America SA, NVS	26,489	139,272
Suzano Papel e Celulose SA	39,600	458,308
TIM Participacoes SA	92,469	332,973
Ultrapar Participacoes SA	39,600	531,679
Vale SA	330,029	4,486,881
WEG SA	86,872	400,763
		22,700,725
China — 64.8%
3SBio Inc.(a)(b)	132,000	377,785
51job Inc., ADR(a)	2,772	294,941
58.com Inc., ADR(a)	9,900	804,078
AAC Technologies Holdings Inc.	80,000	1,204,464
Agile Group Holdings Ltd.	264,000	503,489
Agricultural Bank of China Ltd., Class A	92,400	51,787
Agricultural Bank of China Ltd., Class H	2,904,000	1,503,062
Air China Ltd., Class H	264,000	305,930
Alibaba Group Holding Ltd., ADR(a)(c)	121,440	24,046,334
Alibaba Health Information Technology Ltd.(a)(c)	342,000	313,479
Alibaba Pictures Group Ltd.(a)	1,320,000	171,644
Aluminum Corp. of China Ltd., Class H(a)(c)	528,000	277,996
Angang Steel Co. Ltd., Class A	21,073	19,937
Anhui Conch Cement Co. Ltd., Class H	132,000	809,418
Security	Shares	Value
China (continued)
ANTA Sports Products Ltd.	132,040	$ 760,848
Anxin Trust Co. Ltd., Class A	13,200	16,857
Autohome Inc., ADR	6,204	699,315
AviChina Industry & Technology Co. Ltd., Class H	264,000	176,356
BAIC Motor Corp. Ltd., Class H(b)	198,000	192,342
Baidu Inc., ADR(a)	28,908	7,011,924
Bank of China Ltd., Class H	8,448,000	4,415,622
Bank of Communications Co. Ltd., Class H	1,056,200	836,165
BBMG Corp., Class H	264,000	115,775
Beijing Capital International Airport Co. Ltd., Class H	264,000	390,406
Beijing Enterprises Holdings Ltd.	66,000	364,743
Beijing Enterprises Water Group Ltd.(c)	528,000	318,382
BOC Aviation Ltd.(b)	13,200	81,952
BOE Technology Group Co. Ltd., Class A	92,400	59,432
Brilliance China Automotive Holdings Ltd.	264,000	493,392
BYD Co. Ltd., Class H	66,000	428,268
BYD Electronic International Co. Ltd.	66,000	104,837
CGN Power Co. Ltd., Class H(b)	1,188,000	337,734
China Agri-Industries Holdings Ltd.	132,000	56,037
China Cinda Asset Management Co. Ltd., Class H	1,056,000	382,328
China CITIC Bank Corp. Ltd., Class H	1,056,000	717,539
China Coal Energy Co. Ltd., Class H	132,000	58,056
China Communications Construction Co. Ltd., Class H	538,000	577,495
China Communications Services Corp. Ltd., Class H	264,800	170,476
China Conch Venture Holdings Ltd.	198,000	686,575
China Construction Bank Corp., Class A	26,400	29,345
China Construction Bank Corp., Class H	10,032,370	10,129,379
China Eastern Airlines Corp. Ltd., Class A	38,631	44,388
China Everbright Bank Co. Ltd., Class H	405,000	201,877
China Everbright International Ltd.	264,000	394,444
China Evergrande Group(a)(c)	264,000	774,080
China First Capital Group Ltd.(a)	264,000	264,533
China Galaxy Securities Co. Ltd., Class H	330,000	206,562
China Gas Holdings Ltd.	184,800	766,844
China Grand Automotive Services Co. Ltd., Class A	13,200	14,034
China Huarong Asset Management Co. Ltd., Class H(b)	1,056,000	355,404
China Huishan Dairy Holdings Co. Ltd.(a)(d)	51,450	—
China International Capital Corp. Ltd., Class H(b)	105,600	222,666
China International Marine Containers Group Co. Ltd., Class H	39,600	61,893
China Jinmao Holdings Group Ltd.	528,000	301,555
China Life Insurance Co. Ltd., Class H	792,000	2,211,176
China Literature Ltd.(a)(b)	26,400	246,528
China Lodging Group Ltd., ADR	14,388	633,216
China Longyuan Power Group Corp. Ltd., Class H	396,000	365,500
China Medical System Holdings Ltd.	136,000	327,684
China Mengniu Dairy Co. Ltd.	264,000	959,186
China Merchants Bank Co. Ltd., Class A	26,400	118,616
China Merchants Bank Co. Ltd., Class H	396,456	1,632,494
China Merchants Port Holdings Co. Ltd.	264,000	602,436
China Minsheng Banking Corp. Ltd., Class H	594,000	566,425
China Mobile Ltd.	660,000	5,889,739
China Molybdenum Co. Ltd., Class H	396,000	250,903
China National Building Material Co. Ltd., Class H	284,000	325,124
China National Nuclear Power Co. Ltd., Class A	26,400	25,224
China Oilfield Services Ltd., Class H	284,000	296,884
China Overseas Land & Investment Ltd.	528,800	1,769,599
China Pacific Insurance Group Co. Ltd., Class H	290,400	1,255,019
China Petroleum & Chemical Corp., Class H	2,640,600	2,581,975
China Power International Development Ltd.	264,000	73,369

iShares® MSCI BRIC ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China Railway Construction Corp. Ltd., Class H	210,000	$ 237,999
China Railway Group Ltd., Class H	396,000	319,560
China Reinsurance Group Corp., Class H	264,000	59,234
China Resources Beer Holdings Co. Ltd.	158,000	767,425
China Resources Cement Holdings Ltd.	264,000	310,978
China Resources Gas Group Ltd.	89,000	338,112
China Resources Land Ltd.	292,444	1,073,716
China Resources Pharmaceutical Group Ltd.(b)	198,000	303,911
China Resources Power Holdings Co. Ltd.	264,200	540,919
China Shenhua Energy Co. Ltd., Class H	396,000	1,034,911
China Southern Airlines Co. Ltd., Class H	264,000	261,168
China State Construction Engineering Corp. Ltd., Class A	66,000	84,800
China State Construction International Holdings Ltd.	264,000	326,123
China Taiping Insurance Holdings Co. Ltd.	184,840	663,328
China Telecom Corp. Ltd., Class H	1,584,000	739,078
China Traditional Chinese Medicine Holdings Co. Ltd.	264,000	242,321
China Travel International Investment Hong Kong Ltd.	254,000	112,685
China Unicom Hong Kong Ltd.	571,900	777,198
China Vanke Co. Ltd., Class H	132,001	472,024
China Yangtze Power Co. Ltd., Class A	26,400	70,519
China Zhongwang Holdings Ltd.	150,800	81,704
Chong Sing Holdings FinTech Group Ltd.(a)	1,452,000	192,510
Chongqing Changan Automobile Co. Ltd., Class B	52,800	57,820
Chongqing Rural Commercial Bank Co. Ltd., Class H	264,000	176,356
CIFI Holdings Group Co. Ltd.	264,000	204,290
CITIC Ltd.	660,000	981,062
CITIC Securities Co. Ltd., Class H	264,000	665,709
CNOOC Ltd.	1,848,000	3,109,782
COSCO SHIPPING Development Co. Ltd., Class A(a)	66,000	30,396
COSCO SHIPPING Development Co. Ltd., Class H(a)	132,000	25,073
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	26,200	25,032
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	245,000	137,740
COSCO SHIPPING Ports Ltd.	264,000	254,100
Country Garden Holdings Co. Ltd.	792,046	1,552,962
CRRC Corp. Ltd., Class H	471,400	421,271
CSPC Pharmaceutical Group Ltd.	528,000	1,652,493
Ctrip.com International Ltd., ADR(a)	41,580	1,874,842
Dali Foods Group Co. Ltd.(b)	198,000	152,713
Datang International Power Generation Co. Ltd., Class H(a)	264,000	85,149
Dongfeng Motor Group Co. Ltd., Class H	264,000	301,218
ENN Energy Holdings Ltd.	74,000	761,778
Everbright Securities Co. Ltd., Class A	13,200	24,564
Fang Holdings Ltd., ADR(a)	21,516	109,086
Far East Horizon Ltd.	264,000	280,352
Focus Media Information Technology Co. Ltd., Class A	13,200	25,739
Fosun International Ltd.	264,000	580,223
Founder Securities Co. Ltd., Class A(a)	13,200	12,097
Fullshare Holdings Ltd.(c)	745,000	351,408
Future Land Development Holdings Ltd.	264,000	206,982
Fuyao Glass Industry Group Co. Ltd., Class H(b)	52,800	195,539
GCL-Poly Energy Holdings Ltd.(a)	1,452,000	159,191
GDS Holdings Ltd., ADR(a)	6,336	239,564
Geely Automobile Holdings Ltd.	528,000	1,497,677
GF Securities Co. Ltd., Class H	158,400	267,361
GOME Retail Holdings Ltd.(a)(c)	1,452,400	162,938
Great Wall Motor Co. Ltd., Class H	330,000	321,832
Greentown China Holdings Ltd.	57,500	86,498
Guangdong Investment Ltd.	264,000	444,928
Security	Shares	Value
China (continued)
Guangzhou Automobile Group Co. Ltd., Class H	264,454	$ 448,390
Guangzhou R&F Properties Co. Ltd., Class H	105,600	247,706
Guotai Junan Securities Co. Ltd., Class A(a)	26,400	69,200
Guotai Junan Securities Co. Ltd., Class H(a)(b)	26,400	61,388
Haier Electronics Group Co. Ltd.	152,000	546,445
Haitong Securities Co. Ltd., Class H	369,600	462,698
Hanergy Thin Film Power Group Ltd.(a)(d)	7,709	—
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	13,200	80,678
Hengan International Group Co. Ltd.(c)	66,000	628,519
HengTen Networks Group Ltd.(a)	2,008,000	80,636
Huadian Power International Corp. Ltd., Class A	39,600	25,780
Huaneng Power International Inc., Class H	528,000	407,907
Huaneng Renewables Corp. Ltd., Class H	528,000	226,839
Huatai Securities Co. Ltd., Class H(b)	184,800	364,221
Huayu Automotive Systems Co. Ltd., Class A	13,199	52,586
Hubei Biocause Pharmaceutical Co. Ltd., Class A	13,200	15,806
Hubei Energy Group Co. Ltd., Class A	26,400	17,805
Industrial & Commercial Bank of China Ltd., Class H	7,392,050	6,125,370
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	13,200	63,945
Inner Mongolia Yitai Coal Co. Ltd., Class B	50,000	66,850
JD.com Inc., ADR(a)(c)	75,372	2,651,587
Jiangxi Copper Co. Ltd., Class H	132,000	191,837
Kaisa Group Holdings Ltd.(a)	230,000	124,908
Kangmei Pharmaceutical Co. Ltd., Class A	13,200	55,146
Kingboard Chemical Holdings Ltd.	66,000	262,514
Kingboard Laminates Holdings Ltd.	132,000	175,009
Kingdee International Software Group Co. Ltd.	264,000	289,775
Kingsoft Corp. Ltd.	132,000	416,489
Kunlun Energy Co. Ltd.	264,000	240,301
KWG Property Holdings Ltd.	132,000	182,077
Lee & Man Paper Manufacturing Ltd.	132,000	154,816
Legend Holdings Corp., Class H(b)	26,400	84,139
Lenovo Group Ltd.	792,000	420,023
Logan Property Holdings Co. Ltd.	264,000	397,137
Longfor Properties Co. Ltd.	132,000	395,454
Luxshare Precision Industry Co. Ltd., Class A	13,200	47,892
Luye Pharma Group Ltd.	132,000	144,888
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	13,199	61,364
Meitu Inc.(a)(b)	198,000	209,759
Metallurgical Corp. of China Ltd., Class A	26,400	15,167
Midea Group Co. Ltd., Class A	13,200	109,034
Momo Inc., ADR(a)	12,144	557,652
NetEase Inc., ADR	8,316	1,898,709
New China Life Insurance Co. Ltd., Class H	92,400	419,349
New Hope Liuhe Co. Ltd., Class A	13,200	14,693
New Oriental Education & Technology Group Inc., ADR	15,048	1,496,825
Nexteer Automotive Group Ltd.	132,000	217,752
Nine Dragons Paper Holdings Ltd.	132,000	210,011
Ningbo Zhoushan Port Co. Ltd., Class A	26,400	21,184
Noah Holdings Ltd., ADR(a)	3,036	181,796
People's Insurance Co. Group of China Ltd. (The), Class H	792,000	374,587
PetroChina Co. Ltd., Class H	2,376,000	1,965,827
PICC Property & Casualty Co. Ltd., Class H	529,548	932,970
Ping An Insurance Group Co. of China Ltd., Class A	26,400	256,068
Ping An Insurance Group Co. of China Ltd., Class H	528,000	5,176,240
Postal Savings Bank of China Co. Ltd., Class H(b)	264,000	176,692
Qingdao Haier Co. Ltd., Class A	13,200	41,421
Sanan Optoelectronics Co. Ltd., Class A	10,530	34,095

iShares® MSCI BRIC ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
SDIC Capital Co. Ltd., Class A	13,200	$ 23,286
SDIC Power Holdings Co. Ltd., Class A	26,400	31,076
Semiconductor Manufacturing International Corp.(a)(c)	264,200	345,569
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	184,000	158,335
Shanghai 2345 Network Holding Group Co. Ltd., Class A	13,200	12,241
Shanghai Electric Group Co. Ltd., Class A, NVS	13,200	12,612
Shanghai Electric Group Co. Ltd., Class H(a)	268,000	102,497
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	69,500	445,220
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	105,680	157,463
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	105,600	326,460
Shanghai Pudong Development Bank Co. Ltd., Class A	39,600	65,223
Shenergy Co. Ltd., Class A	26,400	22,174
Shenwan Hongyuan Group Co. Ltd., Class A	26,400	19,124
Shenzhen Energy Group Co. Ltd., Class A	26,400	23,740
Shenzhen International Holdings Ltd.	66,000	144,383
Shenzhou International Group Holdings Ltd.	55,000	643,664
Shimao Property Holdings Ltd.	132,000	390,406
Shui On Land Ltd.	330,000	92,553
Sichuan Chuantou Energy Co. Ltd., Class A	26,400	38,701
Sihuan Pharmaceutical Holdings Group Ltd.	396,000	102,481
SINA Corp./China(a)	6,600	599,412
Sino Biopharmaceutical Ltd.	396,000	1,001,592
Sino-Ocean Group Holding Ltd.	330,000	222,969
Sinopec Engineering Group Co. Ltd., Class H	132,000	141,859
Sinopec Shanghai Petrochemical Co. Ltd., Class H	265,000	195,604
Sinopharm Group Co. Ltd., Class H	105,600	469,160
Sinotrans Ltd., Class H	132,000	74,884
Sinotruk Hong Kong Ltd.	66,000	93,394
SOHO China Ltd.	264,000	137,988
SSY Group Ltd.	264,000	282,371
Sun Art Retail Group Ltd.	264,000	310,978
Sunac China Holdings Ltd.	264,000	1,004,621
Suning.com Co. Ltd., Class A	13,200	33,528
Sunny Optical Technology Group Co. Ltd.	79,200	1,611,433
TAL Education Group, Class A, ADR(a)	35,244	1,496,460
Tencent Holdings Ltd.	594,000	30,229,509
Tingyi Cayman Islands Holding Corp.(c)	264,000	590,993
Tongwei Co. Ltd., Class A	13,195	23,236
Towngas China Co. Ltd.	132,000	129,574
TravelSky Technology Ltd., Class H	132,000	386,199
Tsingtao Brewery Co. Ltd., Class H	40,000	253,437
Uni-President China Holdings Ltd.	132,000	142,195
Vipshop Holdings Ltd., ADR(a)	45,672	533,449
Want Want China Holdings Ltd.(c)	528,000	523,682
Wanxiang Qianchao Co. Ltd., Class A	13,200	16,610
Weibo Corp., ADR(a)	5,016	511,181
Weichai Power Co. Ltd., Class H	265,100	355,533
Wuliangye Yibin Co. Ltd., Class A	13,200	162,758
Wuxi Biologics Cayman Inc.(a)(b)	62,500	700,761
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	13,200	33,260
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	52,800	84,543
Xinyi Solar Holdings Ltd.	264,000	109,381
Yanzhou Coal Mining Co. Ltd., Class H	264,000	380,982
Yonghui Superstores Co. Ltd., Class A	13,200	19,845
Youngor Group Co. Ltd., Class A	13,199	17,350
Security	Shares	Value
China (continued)
Yuexiu Property Co. Ltd.	528,000	$ 119,141
Yum China Holdings Inc.	38,808	1,525,154
Yuzhou Properties Co. Ltd.	132,000	92,890
YY Inc., ADR(a)	4,884	569,133
Zhaojin Mining Industry Co. Ltd., Class H	66,000	55,111
Zhejiang Longsheng Group Co. Ltd., Class A	13,200	26,893
Zhejiang Zheneng Electric Power Co. Ltd., Class A	26,400	21,514
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	13,200	87,841
Zhongjin Gold Corp. Ltd., Class A	13,200	17,846
Zhongsheng Group Holdings Ltd.	66,000	211,610
Zhuzhou CRRC Times Electric Co. Ltd., Class H	66,000	332,350
Zijin Mining Group Co. Ltd., Class A	39,600	23,183
Zijin Mining Group Co. Ltd., Class H	559,000	233,031
ZTE Corp., Class H(a)(d)	87,048	210,847
		190,643,728
India — 16.3%
Adani Ports & Special Economic Zone Ltd.	56,365	327,545
Ambuja Cements Ltd.	62,436	190,040
Ashok Leyland Ltd.	128,590	282,114
Asian Paints Ltd.	31,152	602,267
Aurobindo Pharma Ltd.	28,248	232,866
Avenue Supermarts Ltd.(a)(b)	12,540	292,146
Axis Bank Ltd.	188,628	1,525,907
Bajaj Auto Ltd.	9,372	381,963
Bajaj Finance Ltd.	18,480	577,794
Bajaj Finserv Ltd.	4,092	366,390
Bharat Forge Ltd.	21,893	211,103
Bharat Heavy Electricals Ltd.	86,196	106,847
Bharat Petroleum Corp. Ltd.	79,728	477,251
Bharti Airtel Ltd.	146,256	809,710
Bharti Infratel Ltd.	34,188	151,302
Bosch Ltd.	792	215,568
Britannia Industries Ltd.	2,376	208,577
Cadila Healthcare Ltd.(a)	21,516	115,196
Cipla Ltd./India	37,092	288,458
Coal India Ltd.	72,072	316,398
Container Corp. of India Ltd.	5,808	118,690
Dabur India Ltd.	55,044	312,649
Dr. Reddy's Laboratories Ltd.	12,012	344,718
Eicher Motors Ltd.	1,452	662,298
GAIL India Ltd.	73,572	382,565
Glenmark Pharmaceuticals Ltd.	14,784	117,415
Godrej Consumer Products Ltd.	26,268	443,421
Grasim Industries Ltd.	35,904	553,225
Havells India Ltd.	26,664	215,007
HCL Technologies Ltd.	58,608	790,632
Hero MotoCorp Ltd.	5,544	291,230
Hindalco Industries Ltd.	121,308	421,003
Hindustan Petroleum Corp. Ltd.	64,152	296,459
Hindustan Unilever Ltd.	68,112	1,626,482
Housing Development Finance Corp. Ltd.	165,924	4,506,927
ICICI Bank Ltd.	248,952	1,054,355
Idea Cellular Ltd.(a)	206,580	188,266
IDFC Bank Ltd.	4,067	2,453
Indiabulls Housing Finance Ltd.	29,304	539,637
Indian Oil Corp. Ltd.	140,429	362,297
Infosys Ltd.	183,348	3,346,765
InterGlobe Aviation Ltd.(b)	8,313	150,196
ITC Ltd.	360,492	1,451,156
JSW Steel Ltd.	90,948	447,311

iShares® MSCI BRIC ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Larsen & Toubro Ltd.	50,688	$ 1,029,346
LIC Housing Finance Ltd.	30,888	217,485
Lupin Ltd.	22,836	260,686
Mahindra & Mahindra Financial Services Ltd.	32,297	233,388
Mahindra & Mahindra Ltd.	79,596	1,088,625
Marico Ltd.	55,440	264,415
Maruti Suzuki India Ltd.	11,220	1,419,440
Motherson Sumi Systems Ltd.	67,514	310,295
Nestle India Ltd.	2,640	377,677
NTPC Ltd.	183,348	455,228
Oil & Natural Gas Corp. Ltd.	141,504	373,038
Petronet LNG Ltd.	51,480	167,563
Pidilite Industries Ltd.	9,504	163,032
Piramal Enterprises Ltd.	8,670	304,679
Power Grid Corp. of India Ltd.	150,348	466,645
Reliance Industries Ltd.	299,508	4,089,233
Rural Electrification Corp. Ltd.	76,296	133,581
Shree Cement Ltd.	924	231,137
Shriram Transport Finance Co. Ltd.	15,972	344,209
Siemens Ltd.	8,184	126,782
State Bank of India(a)	179,916	718,651
Sun Pharmaceutical Industries Ltd.	87,120	620,132
Tata Consultancy Services Ltd.	99,924	2,578,041
Tata Motors Ltd.(a)	163,548	684,656
Tata Power Co. Ltd. (The)	121,044	145,829
Tata Steel Ltd.	34,716	296,140
Tech Mahindra Ltd.	50,292	530,886
Titan Co. Ltd.	33,792	450,727
UltraTech Cement Ltd.	9,768	542,069
United Spirits Ltd.(a)	6,204	307,394
UPL Ltd.	38,148	400,008
Vakrangee Ltd.	50,352	24,324
Vedanta Ltd.	132,792	488,604
Wipro Ltd.	119,856	465,162
Yes Bank Ltd.	188,760	968,380
Zee Entertainment Enterprises Ltd.	52,668	433,980
		48,016,066
Russia — 6.5%
Alrosa PJSC	283,800	402,062
Gazprom PJSC	930,104	2,163,813
Gazprom PJSC, ADR, NVS	100,189	455,058
Inter RAO UES PJSC	3,036,000	198,739
LUKOIL PJSC	28,248	1,907,598
LUKOIL PJSC, ADR, NVS	17,573	1,172,822
Magnit PJSC, GDR, NVS(e)	37,356	751,229
Magnitogorsk Iron & Steel Works PJSC	250,800	197,534
MMC Norilsk Nickel PJSC	6,732	1,200,100
Mobile TeleSystems PJSC, ADR, NVS	52,404	502,030
Moscow Exchange MICEX-RTS PJSC	150,480	271,831
Novatek PJSC, GDR, NVS(e)	9,636	1,388,548
Novolipetsk Steel PJSC	134,970	353,301
PhosAgro PJSC, GDR, NVS(e)	13,068	173,804
Polyus PJSC	2,772	166,780
Rosneft Oil Co. PJSC	97,602	603,362
Rosneft Oil Co. PJSC, GDR, NVS(e)	28,116	171,508
RusHydro PJSC	13,068,200	151,780
Sberbank of Russia PJSC	878,900	3,135,570
Sberbank of Russia PJSC, ADR	68,207	980,817
Severstal PJSC	22,440	361,042
Security	Shares	Value
Russia (continued)
Surgutneftegas OJSC	633,610	$ 291,047
Surgutneftegas OJSC, ADR, NVS	11,514	51,237
Tatneft PJSC	160,152	1,712,588
VTB Bank PJSC	355,868,001	284,854
VTB Bank PJSC, GDR, NVS(e)	502	797
X5 Retail Group NV, GDR(e)	7,396	214,544
		19,264,395
Total Common Stocks — 95.3% (Cost: $231,732,902)		280,624,914
Preferred Stocks
Brazil — 4.2%
Banco Bradesco SA, Preference Shares, NVS	356,402	2,791,650
Braskem SA, Class A, Preference Shares, NVS	13,200	160,922
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	26,482	119,110
Cia. Brasileira de Distribuicao, Preference Shares, NVS	13,556	289,390
Cia. Energetica de Minas Gerais, Preference Shares, NVS	92,487	190,485
Gerdau SA, Preference Shares, NVS	105,600	419,672
Itau Unibanco Holding SA, Preference Shares, NVS	343,271	3,961,759
Itausa-Investimentos Itau SA, Preference Shares, NVS	435,677	1,313,799
Lojas Americanas SA, Preference Shares, NVS	79,304	378,414
Petroleo Brasileiro SA, Preference Shares, NVS	409,214	2,085,601
Telefonica Brasil SA, Preference Shares, NVS	52,864	645,886
		12,356,688
Russia — 0.2%
Surgutneftegas OJSC, Preference Shares, NVS	795,300	388,925
Total Preferred Stocks — 4.4% (Cost: $10,913,229)		12,745,613
Short-Term Investments
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	5,916,007	5,917,190
Total Short-Term Investments — 2.0% (Cost: $5,916,702)		5,917,190
Total Investments in Securities — 101.7% (Cost: $248,562,833)		299,287,717
Other Assets, Less Liabilities — (1.7)%		(4,885,239)
Net Assets — 100.0%		$ 294,402,478

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI BRIC ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,497,132	(19,581,125)	5,916,007	$5,917,190	$78,946 (a)	$ (3,988)	$ (1,649)
BlackRock Cash Funds: Treasury, SL Agency Shares	159,468	(159,468)	—	—	3,595	—	—
				$5,917,190	$82,541	$ (3,988)	$ (1,649)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$280,414,067	$ —	$ 210,847	$280,624,914
Preferred Stocks	12,745,613	—	—	12,745,613
Money Market Funds	5,917,190	—	—	5,917,190
	$299,076,870	$ —	$ 210,847	$299,287,717
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Canada ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.0%
Bombardier Inc., Class B(a)	4,521,055	$ 17,007,977
CAE Inc.	580,530	12,221,920
		29,229,897
Auto Components — 1.7%
Linamar Corp.	99,203	4,964,739
Magna International Inc.	738,124	47,307,762
		52,272,501
Banks — 28.2%
Bank of Montreal	1,391,746	107,760,537
Bank of Nova Scotia (The)	2,583,664	155,832,463
Canadian Imperial Bank of Commerce	945,469	82,506,237
National Bank of Canada	736,176	35,197,067
Royal Bank of Canada	3,113,355	235,205,666
Toronto-Dominion Bank (The)	3,970,924	231,729,068
		848,231,038
Capital Markets — 3.8%
Brookfield Asset Management Inc., Class A	1,812,441	72,248,939
CI Financial Corp.	592,132	11,475,639
IGM Financial Inc.	180,384	5,328,643
Thomson Reuters Corp.	612,797	23,813,673
		112,866,894
Chemicals — 2.7%
Methanex Corp.	145,371	9,926,737
Nutrien Ltd.	1,389,504	70,278,567
		80,205,304
Construction & Engineering — 0.9%
SNC-Lavalin Group Inc.	378,952	16,522,915
WSP Global Inc.	219,579	11,540,931
		28,063,846
Containers & Packaging — 0.5%
CCL Industries Inc., Class B, NVS	318,575	15,759,295
Diversified Financial Services — 0.4%
Onex Corp.	184,297	13,222,727
Diversified Telecommunication Services — 1.0%
BCE Inc.	329,051	13,700,312
TELUS Corp.	422,217	14,838,786
		28,539,098
Electric Utilities — 1.4%
Emera Inc.	126,010	3,934,170
Fortis Inc./Canada	907,689	28,989,790
Hydro One Ltd.(b)	697,632	10,465,555
		43,389,515
Equity Real Estate Investment Trusts (REITs) — 0.5%
H&R REIT	300,353	4,679,413
RioCan REIT	347,568	6,309,918
SmartCentres REIT	140,617	3,189,140
		14,178,471
Food & Staples Retailing — 3.1%
Alimentation Couche-Tard Inc., Class B	932,286	38,909,932
Empire Co. Ltd., Class A, NVS	371,150	7,141,462
George Weston Ltd.	111,027	9,008,319
Loblaw Companies Ltd.	416,662	21,536,530
Metro Inc.	523,218	17,255,062
		93,851,305
Security	Shares	Value
Food Products — 0.6%
Saputo Inc.	495,780	$ 17,221,590
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	498,437	29,421,308
Insurance — 8.3%
Fairfax Financial Holdings Ltd.	60,176	33,772,226
Great-West Lifeco Inc.	640,969	16,261,401
Industrial Alliance Insurance & Financial Services Inc.	230,121	9,402,107
Intact Financial Corp.	300,463	22,710,760
Manulife Financial Corp.	4,269,003	80,496,310
Power Corp. of Canada	762,938	17,767,774
Power Financial Corp.	536,998	13,375,274
Sun Life Financial Inc.	1,315,884	54,361,875
		248,147,727
Internet Software & Services — 0.9%
Shopify Inc., Class A(a)(c)	188,430	27,937,667
IT Services — 1.1%
CGI Group Inc., Class A(a)(c)	549,510	33,766,144
Media — 0.7%
Shaw Communications Inc., Class B, NVS	971,380	19,544,417
Metals & Mining — 7.0%
Agnico Eagle Mines Ltd.	502,894	22,558,898
Barrick Gold Corp.	2,511,964	33,055,215
First Quantum Minerals Ltd.(c)	1,488,010	23,343,358
Franco-Nevada Corp.	400,691	28,241,735
Goldcorp Inc.(c)	1,867,128	26,671,201
Kinross Gold Corp.(a)	2,686,440	9,692,059
Lundin Mining Corp.	1,402,023	8,786,962
Teck Resources Ltd., Class B	1,108,388	30,050,883
Turquoise Hill Resources Ltd.(a)	2,192,436	6,168,973
Wheaton Precious Metals Corp.	954,598	20,855,155
		209,424,439
Multi-Utilities — 0.4%
Atco Ltd./Canada, Class I, NVS	163,748	4,974,799
Canadian Utilities Ltd., Class A, NVS	274,633	6,662,581
		11,637,380
Multiline Retail — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	135,660	17,263,917
Dollarama Inc.(c)	224,096	25,852,579
		43,116,496
Oil, Gas & Consumable Fuels — 21.4%
AltaGas Ltd.	377,516	7,406,554
ARC Resources Ltd.	766,407	7,893,306
Cameco Corp.(c)	853,364	8,821,779
Canadian Natural Resources Ltd.	2,626,882	90,904,049
Cenovus Energy Inc.	2,253,109	23,760,816
Crescent Point Energy Corp.	1,171,521	9,428,522
Enbridge Inc.	3,649,334	113,345,411
Encana Corp.	2,099,875	26,709,788
Husky Energy Inc.	760,099	10,963,192
Imperial Oil Ltd.	626,449	20,485,636
Inter Pipeline Ltd.	822,293	15,524,172
Keyera Corp.	442,346	12,395,372
Pembina Pipeline Corp.	1,084,526	37,705,922
PrairieSky Royalty Ltd.	459,291	9,464,114
Seven Generations Energy Ltd., Class A(a)	569,146	7,362,219
Suncor Energy Inc.	3,536,702	140,791,930

iShares® MSCI Canada ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tourmaline Oil Corp.	550,030	$ 10,964,983
TransCanada Corp.	1,896,645	79,363,160
Vermilion Energy Inc.	248,288	8,699,267
		641,990,192
Paper & Forest Products — 0.3%
West Fraser Timber Co. Ltd.	131,183	9,529,274
Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International Inc.(a)	676,790	14,884,998
Real Estate Management & Development — 0.2%
First Capital Realty Inc.	360,250	5,837,539
Road & Rail — 6.4%
Canadian National Railway Co.	1,596,773	133,249,057
Canadian Pacific Railway Ltd.	310,873	59,914,708
		193,163,765
Software — 2.2%
BlackBerry Ltd.(a)	1,103,539	13,058,375
Constellation Software Inc./Canada	43,304	34,091,051
Open Text Corp.	573,829	20,007,929
		67,157,355
Textiles, Apparel & Luxury Goods — 0.5%
Gildan Activewear Inc.	473,427	13,704,274
Trading Companies & Distributors — 0.3%
Finning International Inc.	362,348	9,008,420
Wireless Telecommunication Services — 1.2%
Rogers Communications Inc., Class B, NVS	782,535	36,707,720
Total Common Stocks — 99.6% (Cost: $3,386,245,183)		2,992,010,596
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	1,954,221	$ 1,954,612
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	1,027,113	1,027,113
		2,981,725
Total Short-Term Investments — 0.1% (Cost: $2,981,344)		2,981,725
Total Investments in Securities — 99.7% (Cost: $3,389,226,527)		2,994,992,321
Other Assets, Less Liabilities — 0.3%		9,893,466
Net Assets — 100.0%		$ 3,004,885,787

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,796,579	(41,842,358)	1,954,221	$1,954,612	$41,230 (a)	$ (2,388)	$ (2,305)
BlackRock Cash Funds: Treasury, SL Agency Shares	412,255	614,858	1,027,113	1,027,113	15,974	—	—
				$2,981,725	$57,204	$ (2,388)	$ (2,305)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSX 60 Index	83	06/14/18	$ 12,148	$ 283,178

iShares® MSCI Canada ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,992,010,596	$ —	$ —	$2,992,010,596
Money Market Funds	2,981,725	—	—	2,981,725
	$2,994,992,321	$ —	$ —	$2,994,992,321
Derivative financial instruments(a)
Assets
Futures Contracts	$ 283,178	$ —	$ —	$ 283,178

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Chile ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 4.3%
Latam Airlines Group SA	1,509,978	$ 18,184,566
Banks — 18.6%
Banco de Chile	114,890,935	17,815,721
Banco de Credito e Inversiones SA	272,677	19,179,532
Banco Santander Chile	377,715,984	30,287,121
Itau CorpBanca	1,053,676,996	10,855,960
		78,138,334
Beverages — 4.5%
Cia. Cervecerias Unidas SA	971,309	12,354,314
Vina Concha y Toro SA	2,997,591	6,401,258
		18,755,572
Capital Markets — 0.8%
Sociedad de Inversiones Oro Blanco SA	349,097,558	3,477,905
Construction & Engineering — 2.1%
Besalco SA	3,617,336	3,993,836
Salfacorp SA	2,675,157	4,711,959
		8,705,795
Diversified Financial Services — 1.2%
Inversiones La Construccion SA	292,634	5,114,545
Electric Utilities — 13.4%
Enel Americas SA	165,548,024	31,984,487
Enel Chile SA	154,039,206	16,628,962
Engie Energia Chile SA	3,799,518	7,625,924
		56,239,373
Food & Staples Retailing — 5.1%
Cencosud SA	7,015,776	18,586,117
SMU SA(a)	9,142,832	2,859,084
		21,445,201
Independent Power and Renewable Electricity Producers — 4.2%
AES Gener SA	21,881,765	5,709,943
Colbun SA	52,737,064	11,882,151
		17,592,094
IT Services — 1.4%
SONDA SA	3,604,037	5,879,636
Marine — 0.3%
Cia. Sud Americana de Vapores SA(a)	33,249,223	1,281,195
Metals & Mining — 1.4%
CAP SA	582,808	6,065,617
Multiline Retail — 10.7%
Ripley Corp. SA	5,462,957	5,472,514
SACI Falabella	4,211,257	39,376,801
		44,849,315
Security	Shares	Value
Oil, Gas & Consumable Fuels — 8.7%
Empresas COPEC SA	2,396,391	$ 36,544,237
Paper & Forest Products — 4.5%
Empresas CMPC SA	5,059,174	19,142,149
Real Estate Management & Development — 2.7%
Parque Arauco SA	3,960,091	11,437,066
Specialty Retail — 0.3%
Empresas Tricot SA	784,973	1,219,578
Textiles, Apparel & Luxury Goods — 0.7%
Forus SA	909,939	3,155,504
Water Utilities — 3.7%
Aguas Andinas SA, Class A	17,648,110	10,237,980
Inversiones Aguas Metropolitanas SA	3,205,824	5,243,185
		15,481,165
Wireless Telecommunication Services — 2.6%
Empresa Nacional de Telecomunicaciones SA	1,022,744	10,928,440
Total Common Stocks — 91.2% (Cost: $252,266,305)		383,637,287
Preferred Stocks
Beverages — 1.9%
Embotelladora Andina SA, Class B, Preference Shares	1,835,587	7,930,048
Chemicals — 6.8%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	551,126	28,704,288
Total Preferred Stocks — 8.7% (Cost: $16,822,941)		36,634,336
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	2,693,403	2,693,403
Total Short-Term Investments — 0.7% (Cost: $2,693,403)		2,693,403
Total Investments in Securities — 100.6% (Cost: $271,782,649)		422,965,026
Other Assets, Less Liabilities — (0.6)%		(2,388,139)
Net Assets — 100.0%		$ 420,576,887

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

iShares® MSCI Chile ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	227,709	2,465,694	2,693,403	$2,693,403	$ 7,269	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$383,637,287	$ —	$ —	$383,637,287
Preferred Stocks	36,634,336	—	—	36,634,336
Money Market Funds	2,693,403	—	—	2,693,403
	$422,965,026	$ —	$ —	$422,965,026

iShares® MSCI Colombia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 7.3%
Banco de Bogota SA	6,745	$ 163,440
Bancolombia SA	120,234	1,378,858
Grupo Aval Acciones y Valores SA	114,753	49,271
		1,591,569
Capital Markets — 1.9%
Bolsa de Valores de Colombia	105,756	402,810
Construction & Engineering — 1.5%
Constructora Conconcreto SA	1,167,946	319,082
Construction Materials — 10.6%
Cementos Argos SA	217,761	693,697
Cemex Latam Holdings SA(a)	212,527	654,947
Grupo Argos SA/Colombia	145,899	981,078
		2,329,722
Diversified Financial Services — 5.1%
Corp. Financiera Colombiana SA	18,357	159,797
Grupo de Inversiones Suramericana SA	74,298	954,964
		1,114,761
Diversified Telecommunication Services — 1.7%
Empresa de Telecomunicaciones de Bogota(a)	2,703,269	374,413
Electric Utilities — 8.3%
Celsia SA ESP	177,695	283,032
Enel Americas SA	2,758,190	532,892
Interconexion Electrica SA ESP	204,508	1,002,711
		1,818,635
Food & Staples Retailing — 4.5%
Almacenes Exito SA	173,188	989,473
Food Products — 4.4%
Grupo Nutresa SA	108,489	969,938
Gas Utilities — 6.4%
Grupo Energia Bogota SA ESP	1,393,211	998,595
Promigas SA ESP	150,394	405,146
		1,403,741
Metals & Mining — 1.6%
Mineros SA	448,282	358,563
Oil, Gas & Consumable Fuels — 19.1%
Canacol Energy Ltd.(a)	190,733	627,837
Ecopetrol SA	2,771,095	2,964,913
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Empresas COPEC SA	39,295	$ 599,237
		4,191,987
Total Common Stocks — 72.4% (Cost: $12,875,519)		15,864,694
Preferred Stocks
Airlines — 2.5%
Avianca Holdings SA, Preference Shares, NVS	563,789	543,681
Banks — 21.2%
Banco Davivienda SA, Preference Shares, NVS	87,725	1,046,744
Bancolombia SA, Preference Shares, NVS	251,633	2,918,868
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	1,566,725	675,405
		4,641,017
Construction Materials — 3.3%
Cementos Argos SA, Preference Shares, NVS	59,566	167,065
Grupo Argos SA/Colombia, Preference Shares, NVS	95,584	562,647
		729,712
Diversified Financial Services — 0.2%
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	4,553	55,651
Total Preferred Stocks — 27.2% (Cost: $4,824,247)		5,970,061
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	39,909	39,909
Total Short-Term Investments — 0.2% (Cost: $39,909)		39,909
Total Investments in Securities — 99.8% (Cost: $17,739,675)		21,874,664
Other Assets, Less Liabilities — 0.2%		38,481
Net Assets — 100.0%		$ 21,913,145

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,106	(59,106)	—	$ —	$ 806(a)	$ (15)	$ 4
BlackRock Cash Funds: Treasury, SL Agency Shares	57,311	(17,402)	39,909	39,909	341	—	—
				$ 39,909	$ 1,147	$ (15)	$ 4

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Colombia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,864,694	$ —	$ —	$15,864,694
Preferred Stocks	5,970,061	—	—	5,970,061
Money Market Funds	39,909	—	—	39,909
	$21,874,664	$ —	$ —	$21,874,664
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI EM ESG Optimized ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 3.9%
Ambev SA	386,400	$ 2,042,995
Atacadao Distribuicao Comercio e Industria Ltda	92,000	394,033
B3 SA - Brasil, Bolsa, Balcao	349,600	2,043,687
Banco Bradesco SA	60,602	424,404
Banco do Brasil SA	64,400	525,188
Banco Santander Brasil SA, NVS	64,400	584,158
Cielo SA	110,400	502,485
Cosan SA Industria e Comercio	119,600	1,246,084
EDP - Energias do Brasil SA	257,600	914,454
Klabin SA, NVS	55,200	311,126
Localiza Rent a Car SA	92,030	611,136
Natura Cosmeticos SA	94,000	851,138
Ultrapar Participacoes SA	119,600	1,605,779
WEG SA	165,680	764,324
		12,820,991
Chile — 0.9%
Banco Santander Chile	16,832,596	1,349,720
Empresas COPEC SA	84,272	1,285,122
Latam Airlines Group SA	26,128	314,658
		2,949,500
China — 30.0%
3SBio Inc.(a)(b)	138,000	394,957
58.com Inc., ADR(b)	3,864	313,834
AAC Technologies Holdings Inc.	78,500	1,181,881
Agricultural Bank of China Ltd., Class H	1,380,000	714,265
Air China Ltd., Class H	376,000	435,718
Alibaba Group Holding Ltd., ADR(b)	61,916	12,259,987
Alibaba Pictures Group Ltd.(b)(c)	6,580,000	855,619
Baidu Inc., ADR(b)	13,524	3,280,381
Bank of China Ltd., Class H	1,412,000	738,028
BBMG Corp., Class H	1,472,000	645,536
Beijing Enterprises Water Group Ltd.(c)	368,000	221,903
Brilliance China Automotive Holdings Ltd.	184,000	343,879
BYD Co. Ltd., Class H	188,000	1,219,915
BYD Electronic International Co. Ltd.(c)	276,000	438,411
China Agri-Industries Holdings Ltd.	644,000	273,391
China CITIC Bank Corp. Ltd., Class H	1,564,000	1,062,718
China Construction Bank Corp., Class H	5,888,000	5,944,935
China Everbright Bank Co. Ltd., Class H	2,116,000	1,054,743
China Everbright International Ltd.	736,000	1,099,663
China Everbright Ltd.	222,000	487,915
China Evergrande Group(b)	92,000	269,755
China Galaxy Securities Co. Ltd., Class H	1,196,000	748,629
China International Marine Containers Group Co. Ltd., Class H	211,600	330,720
China Life Insurance Co. Ltd., Class H	276,000	770,562
China Longyuan Power Group Corp. Ltd., Class H	1,564,000	1,443,542
China Medical System Holdings Ltd.	188,000	452,975
China Mengniu Dairy Co. Ltd.	184,000	668,524
China Merchants Bank Co. Ltd., Class H	506,000	2,083,565
China Minsheng Banking Corp. Ltd., Class H	920,000	877,291
China Molybdenum Co. Ltd., Class H	1,380,000	874,359
China National Building Material Co. Ltd., Class H	368,000	421,287
China Oilfield Services Ltd., Class H	328,000	342,880
China Pacific Insurance Group Co. Ltd., Class H	165,600	715,672
China Shenhua Energy Co. Ltd., Class H	330,000	862,426
China Travel International Investment Hong Kong Ltd.	1,924,000	853,569
China Vanke Co. Ltd., Class H	101,200	361,882
Security	Shares	Value
China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	368,000	$ 245,829
Country Garden Holdings Co. Ltd.	276,000	541,152
CSPC Pharmaceutical Group Ltd.	276,000	863,803
Ctrip.com International Ltd., ADR(b)	9,752	439,718
Fosun International Ltd.	276,000	606,597
GCL-Poly Energy Holdings Ltd.(b)	3,312,000	363,114
Geely Automobile Holdings Ltd.	828,000	2,348,629
Greentown China Holdings Ltd.	312,750	470,472
Guangzhou Automobile Group Co. Ltd., Class H	368,000	623,955
Haier Electronics Group Co. Ltd.	96,000	345,123
HengTen Networks Group Ltd.(b)	10,352,000	415,709
Huaneng Renewables Corp. Ltd., Class H	2,944,000	1,264,800
Industrial & Commercial Bank of China Ltd., Class H	3,772,000	3,125,641
JD.com Inc., ADR(b)	17,020	598,764
Kingboard Chemical Holdings Ltd.	92,000	365,929
Kingboard Laminates Holdings Ltd.	230,000	304,941
Lee & Man Paper Manufacturing Ltd.	276,000	323,706
Lenovo Group Ltd.(c)	2,760,000	1,463,715
Momo Inc., ADR(b)	9,844	452,036
NetEase Inc., ADR	1,380	315,082
New Oriental Education & Technology Group Inc., ADR	6,624	658,889
People's Insurance Co. Group of China Ltd. (The), Class H	736,000	348,101
Ping An Insurance Group Co. of China Ltd., Class H	368,000	3,607,682
Semiconductor Manufacturing International Corp.(b)	276,000	361,003
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	154,000	986,531
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	349,600	1,080,780
Shenzhou International Group Holdings Ltd.	92,000	1,076,675
Shui On Land Ltd.	2,668,000	748,277
Sino Biopharmaceutical Ltd.	276,000	698,079
Sinopharm Group Co. Ltd., Class H	220,800	980,971
Sinotrans Ltd., Class H	1,656,000	939,452
SOHO China Ltd.	1,748,000	913,649
Sunac China Holdings Ltd.	188,000	715,412
Sunny Optical Technology Group Co. Ltd.	27,600	561,560
TAL Education Group, Class A, ADR(b)	10,856	460,946
Tencent Holdings Ltd.	377,200	19,196,247
Towngas China Co. Ltd.	460,000	451,547
TravelSky Technology Ltd., Class H	190,000	555,892
Vipshop Holdings Ltd., ADR(b)	40,112	468,508
Weibo Corp., ADR(b)(c)	3,128	318,774
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	294,400	471,391
Yanzhou Coal Mining Co. Ltd., Class H	184,000	265,533
YY Inc., ADR(b)	2,944	343,064
Zhongsheng Group Holdings Ltd.	184,000	589,943
		97,322,938
Colombia — 0.9%
Bancolombia SA	21,068	241,611
Cementos Argos SA	563,776	1,795,959
Grupo Argos SA/Colombia	108,744	731,234
		2,768,804
Czech Republic — 0.3%
Komercni Banka AS	27,599	1,116,823
Egypt — 0.1%
Commercial International Bank Egypt SAE	59,064	278,041
Global Telecom Holding SAE(b)	394,461	107,350
		385,391

iShares® MSCI EM ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Greece — 0.2%
Hellenic Telecommunications Organization SA	65,688	$ 785,945
Hungary — 0.6%
MOL Hungarian Oil & Gas PLC	199,916	1,881,875
India — 8.8%
Axis Bank Ltd., GDR(d)	85,550	3,379,225
Housing Development Finance Corp. Ltd.	20,000	543,252
ICICI Bank Ltd., ADR, NVS	418,692	3,512,826
IDFC Bank Ltd.	14,038	8,467
Infosys Ltd., ADR, NVS(c)	415,656	7,560,783
Mahindra & Mahindra Ltd., GDR, NVS	334,673	4,334,015
Reliance Industries Ltd., GDR, NVS(a)	210,701	5,583,576
Tata Consultancy Services Ltd.	3,912	100,930
Wipro Ltd., ADR, NVS	738,852	3,398,719
		28,421,793
Indonesia — 1.6%
Astra International Tbk PT	2,189,600	1,087,315
Bank Danamon Indonesia Tbk PT	828,000	347,110
Bank Mandiri Persero Tbk PT	1,830,800	928,905
Bank Rakyat Indonesia Persero Tbk PT	2,732,400	605,671
Kalbe Farma Tbk PT	7,461,200	735,649
Unilever Indonesia Tbk PT	211,600	694,420
United Tractors Tbk PT	358,800	905,069
		5,304,139
Malaysia — 3.3%
Astro Malaysia Holdings Bhd	1,472,000	517,789
Axiata Group Bhd	257,600	282,195
CIMB Group Holdings Bhd	404,800	600,080
DiGi.Com Bhd	19,000	21,101
Maxis Bhd	772,800	1,124,249
Nestle Malaysia Bhd	36,800	1,368,442
Petronas Dagangan Bhd	82,800	520,933
Public Bank Bhd	726,800	4,357,148
Sime Darby Plantation Bhd	708,400	986,064
Sime Darby Property Bhd	929,200	268,488
Telekom Malaysia Bhd	340,400	313,886
Top Glove Corp. Bhd	110,400	284,599
		10,644,974
Mexico — 2.2%
Alsea SAB de CV	119,600	390,909
Arca Continental SAB de CV	156,400	935,318
Coca-Cola Femsa SAB de CV, Series L, NVS	441,600	2,578,891
Grupo Financiero Banorte SAB de CV, Class O	211,600	1,122,900
Industrias Penoles SAB de CV	21,620	363,942
Infraestructura Energetica Nova SAB de CV	138,000	574,690
Kimberly-Clark de Mexico SAB de CV, Class A	690,000	1,144,345
		7,110,995
Peru — 0.1%
Credicorp Ltd.	1,656	366,672
Philippines — 0.4%
SM Prime Holdings Inc.	1,895,200	1,334,762
Poland — 0.9%
Bank Handlowy w Warszawie SA	15,088	325,026
Bank Zachodni WBK SA	4,646	435,749
KGHM Polska Miedz SA	40,112	918,518
mBank SA	3,878	441,702
Security	Shares	Value
Poland (continued)
Polski Koncern Naftowy ORLEN SA	33,304	$ 733,638
		2,854,633
Qatar — 0.3%
Commercial Bank PQSC (The)	32,384	334,701
Ooredoo QPSC	37,720	692,954
Qatar Gas Transport Co. Ltd.	22,292	89,717
		1,117,372
Russia — 3.2%
Alrosa PJSC	462,300	654,945
Gazprom PJSC	7,360	17,123
Gazprom PJSC, ADR, NVS	61,042	277,253
Inter RAO UES PJSC	11,592,000	758,820
LUKOIL PJSC	26,680	1,801,711
LUKOIL PJSC, ADR, NVS	3,408	227,450
Novatek PJSC, GDR, NVS(d)	13,354	1,924,311
Novolipetsk Steel PJSC	289,800	758,588
Rosneft Oil Co. PJSC	2,040	12,611
RusHydro PJSC	46,368,000	538,539
Sberbank of Russia PJSC	73,710	262,968
Sberbank of Russia PJSC, ADR	167,072	2,402,495
Tatneft PJSC	56,120	600,120
		10,236,934
South Africa — 7.0%
Barclays Africa Group Ltd.	42,780	546,125
Clicks Group Ltd.	23,920	381,492
Exxaro Resources Ltd.	52,440	519,017
FirstRand Ltd.	228,436	1,082,208
Foschini Group Ltd. (The)	25,852	376,074
Growthpoint Properties Ltd.	589,536	1,266,118
Imperial Holdings Ltd.	60,352	972,685
Investec Ltd.	250,608	1,823,017
Kumba Iron Ore Ltd.	41,492	950,630
Mondi Ltd.	28,704	794,873
Mr. Price Group Ltd.	21,712	430,297
Naspers Ltd., Class N	26,312	6,286,625
Nedbank Group Ltd.	11,316	244,458
NEPI Rockcastle PLC	71,852	703,486
Netcare Ltd.	400,936	937,364
Sanlam Ltd.	106,168	637,511
Sasol Ltd.	7,360	265,867
Standard Bank Group Ltd.	95,312	1,560,814
Vodacom Group Ltd.	207,644	2,352,697
Woolworths Holdings Ltd./South Africa	125,304	577,200
		22,708,558
South Korea — 14.2%
Amorepacific Corp.	2,300	709,449
AMOREPACIFIC Group	6,256	731,255
BNK Financial Group Inc.	164,588	1,455,099
Celltrion Inc.(b)	3,312	815,748
CJ CheilJedang Corp.	1,932	628,198
DGB Financial Group Inc.	97,152	932,811
GS Engineering & Construction Corp.	7,360	334,902
GS Holdings Corp.	16,376	885,682
Hana Financial Group Inc.	8,188	315,989
Hankook Tire Co. Ltd.	14,996	596,112
Hanwha Chemical Corp.	19,964	478,751
Hyundai Marine & Fire Insurance Co. Ltd.	11,960	377,789
Hyundai Motor Co.	1,104	142,359
Kangwon Land Inc.	13,892	346,027

iShares® MSCI EM ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
KB Financial Group Inc.	40,112	$ 1,927,549
LG Chem Ltd.	5,336	1,675,621
LG Corp.	10,304	701,622
LG Display Co. Ltd.	56,488	1,163,350
LG Electronics Inc.	17,858	1,534,070
LG Household & Health Care Ltd.	1,104	1,375,455
LG Innotek Co. Ltd.	2,944	393,280
NAVER Corp.	1,840	1,141,945
NCSoft Corp.	920	301,276
POSCO	10,580	3,332,168
Samsung Electro-Mechanics Co. Ltd.	6,624	823,430
Samsung Electronics Co. Ltd.	286,396	13,470,270
Samsung Fire & Marine Insurance Co. Ltd.	2,392	555,866
Samsung SDI Co. Ltd.	3,496	650,260
Shinhan Financial Group Co. Ltd.	72,772	2,953,546
SK Holdings Co. Ltd.	4,048	1,040,212
SK Hynix Inc.	24,472	2,120,400
SK Innovation Co. Ltd.	4,324	826,331
SK Telecom Co. Ltd.	4,442	914,814
S-Oil Corp.	4,232	422,042
		46,073,678
Taiwan — 12.1%
Acer Inc.	1,196,000	979,984
ASE Industrial Holding Co. Ltd.	292,186	741,156
Cathay Financial Holding Co. Ltd.	368,000	658,338
China Steel Corp.	368,000	289,865
Chunghwa Telecom Co. Ltd.	1,362,000	4,954,959
Delta Electronics Inc.	111,000	411,228
E.Sun Financial Holding Co. Ltd.	3,312,000	2,310,325
Eva Airways Corp.	2,208,441	1,116,696
Far Eastern New Century Corp.	2,169,000	2,066,817
Far EasTone Telecommunications Co. Ltd.	276,000	703,783
Fubon Financial Holding Co. Ltd.	1,288,000	2,239,701
Hiwin Technologies Corp.	17,380	246,533
Hotai Motor Co. Ltd.	94,000	858,068
Inventec Corp.	1,012,000	819,084
Lite-On Technology Corp.	368,039	480,294
Macronix International(b)	276,000	455,985
MediaTek Inc.	95,000	987,684
President Chain Store Corp.	206,000	2,110,776
Taiwan Semiconductor Manufacturing Co. Ltd.	2,075,000	15,513,242
Wistron Corp.	1,659,529	1,249,016
		39,193,534
Thailand — 3.3%
BTS Group Holdings PCL, NVDR	9,117,200	2,764,515
Kasikornbank PCL, NVDR	294,400	1,762,351
Minor International PCL, NVDR	1,794,000	1,822,601
PTT Exploration & Production PCL, NVDR	178,600	750,913
PTT PCL, NVDR	628,800	1,027,033
Siam Cement PCL (The), NVDR	138,000	1,923,976
Siam Commercial Bank PCL (The), NVDR	165,600	688,490
		10,739,879
Turkey — 0.7%
Anadolu Efes Biracilik Ve Malt Sanayii AS	62,376	346,423
Arcelik AS	267,352	979,270
Coca-Cola Icecek AS	91,056	715,211
Ulker Biskuvi Sanayi AS	84,548	326,084
		2,366,988
Security	Shares	Value
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	746,856	$ 1,429,399
First Abu Dhabi Bank PJSC	193,016	646,338
		2,075,737
Total Common Stocks — 95.6% (Cost: $305,973,247)		310,582,915
Preferred Stocks
Brazil — 2.6%
Banco Bradesco SA, Preference Shares, NVS	303,655	2,378,490
Cia. Brasileira de Distribuicao, Preference Shares, NVS	37,600	802,674
Cia. Energetica de Minas Gerais, Preference Shares, NVS	386,482	795,993
Itau Unibanco Holding SA, Preference Shares, NVS	211,640	2,442,579
Itausa-Investimentos Itau SA, Preference Shares, NVS	395,665	1,193,141
Telefonica Brasil SA, Preference Shares, NVS	64,400	786,832
		8,399,709
Chile — 0.3%
Embotelladora Andina SA, Class B, Preference Shares	153,916	664,943
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	10,212	531,872
		1,196,815
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	36,156	419,399
South Korea — 0.8%
LG Chem Ltd., Preference Shares, NVS	1,840	335,414
Samsung Electronics Co. Ltd., Preference Shares, NVS	58,250	2,188,529
		2,523,943
Total Preferred Stocks — 3.8% (Cost: $13,284,074)		12,539,866
Short-Term Investments
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	10,706,974	10,709,115
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	444,639	444,639
		11,153,754
Total Short-Term Investments — 3.5% (Cost: $11,153,121)		11,153,754
Total Investments in Securities — 102.9% (Cost: $330,410,442)		334,276,535
Other Assets, Less Liabilities — (2.9)%		(9,287,650)
Net Assets — 100.0%		$ 324,988,885

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI EM ESG Optimized ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,986,796	6,720,178	10,706,974	$10,709,115	$37,190 (a)	$ (354)	$ 575
BlackRock Cash Funds: Treasury, SL Agency Shares	113,313	331,326	444,639	444,639	3,174	—	—
				$11,153,754	$40,364	$ (354)	$ 575

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	22	06/15/18	$ 1,234	$ (46,033)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$309,465,543	$ 1,117,372	$ —	$310,582,915
Preferred Stocks	12,539,866	—	—	12,539,866
Money Market Funds	11,153,754	—	—	11,153,754
	$333,159,163	$ 1,117,372	$ —	$334,276,535
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (46,033)	$ —	$ —	$ (46,033)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
China — 42.5%
3SBio Inc.(a)(b)(c)	148,000	$ 423,577
58.com Inc., ADR(b)	12,575	1,021,341
AAC Technologies Holdings Inc.	101,000	1,520,636
Agile Group Holdings Ltd.	58,000	110,615
Agricultural Bank of China Ltd., Class A	44,000	24,660
Agricultural Bank of China Ltd., Class H	3,569,000	1,847,254
Air China Ltd., Class H	258,000	298,977
Alibaba Group Holding Ltd., ADR(b)	155,802	30,850,354
Alibaba Health Information Technology Ltd.(b)(c)	480,000	439,971
Alibaba Pictures Group Ltd.(b)(c)	1,800,000	234,060
Aluminum Corp. of China Ltd., Class H(b)(c)	570,000	300,109
Anhui Conch Cement Co. Ltd., Class H	170,000	1,042,433
ANTA Sports Products Ltd.	151,000	870,101
Autohome Inc., ADR	7,341	827,478
AviChina Industry & Technology Co. Ltd., Class H	321,000	214,432
Baidu Inc., ADR(b)	37,496	9,095,030
Bank of Beijing Co. Ltd., Class A	23,500	24,287
Bank of China Ltd., Class H	10,896,000	5,695,149
Bank of Communications Co. Ltd., Class A	26,200	24,623
Bank of Communications Co. Ltd., Class H	1,183,000	936,549
Bank of Jiangsu Co. Ltd., Class A	21,499	24,166
Beijing Capital International Airport Co. Ltd., Class H	212,000	313,508
Beijing Enterprises Holdings Ltd.	69,500	384,086
Beijing Enterprises Water Group Ltd.(c)	778,000	469,132
BOE Technology Group Co. Ltd., Class A	38,800	24,956
Brilliance China Automotive Holdings Ltd.	420,000	784,942
BYD Co. Ltd., Class H(c)	90,000	584,002
BYD Electronic International Co. Ltd.(c)	36,000	57,184
CGN Power Co. Ltd., Class H(a)	1,470,000	417,904
Changjiang Securities Co. Ltd., Class A	23,700	23,458
China Cinda Asset Management Co. Ltd., Class H	1,242,000	449,670
China CITIC Bank Corp. Ltd., Class H	1,233,000	837,808
China Communications Construction Co. Ltd., Class H	584,000	626,872
China Communications Services Corp. Ltd., Class H	358,000	230,477
China Conch Venture Holdings Ltd.	227,000	787,134
China Construction Bank Corp., Class A	21,900	24,343
China Construction Bank Corp., Class H	11,608,000	11,720,245
China Everbright Bank Co. Ltd., Class H	382,000	190,412
China Everbright International Ltd.	335,000	500,526
China Everbright Ltd.	130,000	285,716
China Evergrande Group(b)(c)	563,000	1,650,784
China Galaxy Securities Co. Ltd., Class H	449,500	281,362
China Gas Holdings Ltd.	234,600	973,494
China Huarong Asset Management Co. Ltd., Class H(a)	937,000	315,353
China Huishan Dairy Holdings Co. Ltd.(b)(d)	20,200	—
China International Marine Containers Group Co. Ltd., Class A	9,900	24,636
China Jinmao Holdings Group Ltd.	688,000	392,935
China Life Insurance Co. Ltd., Class H	1,021,000	2,850,519
China Longyuan Power Group Corp. Ltd., Class H	421,000	388,575
China Medical System Holdings Ltd.	180,000	433,699
China Mengniu Dairy Co. Ltd.	379,000	1,377,013
China Merchants Bank Co. Ltd., Class A	5,500	24,712
China Merchants Bank Co. Ltd., Class H	532,831	2,194,048
China Merchants Port Holdings Co. Ltd.	176,000	401,624
China Minsheng Banking Corp. Ltd., Class H	759,800	724,528
China Mobile Ltd.	842,500	7,518,342
China Molybdenum Co. Ltd., Class H	135,000	85,535
Security	Shares	Value
China (continued)
China National Building Material Co. Ltd., Class H	544,000	$ 622,772
China National Nuclear Power Co. Ltd., Class A	24,500	23,408
China Oilfield Services Ltd., Class H	238,000	248,797
China Overseas Land & Investment Ltd.	530,000	1,773,615
China Pacific Insurance Group Co. Ltd., Class H	363,200	1,569,638
China Petroleum & Chemical Corp., Class H	3,494,600	3,417,015
China Power International Development Ltd.	87,000	24,179
China Railway Construction Corp. Ltd., Class H	273,500	309,965
China Railway Group Ltd., Class H	569,000	459,166
China Resources Beer Holdings Co. Ltd.	224,000	1,087,995
China Resources Gas Group Ltd.	126,000	478,675
China Resources Land Ltd.	379,777	1,394,361
China Resources Pharmaceutical Group Ltd.(a)	79,500	122,025
China Resources Power Holdings Co. Ltd.	262,000	536,415
China Shenhua Energy Co. Ltd., Class H	456,000	1,191,716
China Southern Airlines Co. Ltd., Class H	256,000	253,254
China State Construction International Holdings Ltd.	268,000	331,065
China Taiping Insurance Holdings Co. Ltd.	227,300	815,703
China Telecom Corp. Ltd., Class H	1,924,000	897,719
China Unicom Hong Kong Ltd.	842,000	1,144,257
China Vanke Co. Ltd., Class H	160,800	575,007
Chongqing Rural Commercial Bank Co. Ltd., Class H	353,000	235,809
CIFI Holdings Group Co. Ltd.	106,000	82,025
CITIC Ltd.	807,000	1,199,572
CITIC Securities Co. Ltd., Class H	314,500	793,051
CNOOC Ltd.	2,446,000	4,116,086
COSCO SHIPPING Ports Ltd.	236,000	227,150
Country Garden Holdings Co. Ltd.	733,828	1,438,814
CRRC Corp. Ltd., Class H	590,750	527,929
CSPC Pharmaceutical Group Ltd.	586,000	1,834,016
Ctrip.com International Ltd., ADR(b)	53,932	2,431,794
Dongfeng Motor Group Co. Ltd., Class H	378,000	431,290
ENN Energy Holdings Ltd.	105,000	1,080,901
Far East Horizon Ltd.	303,000	321,767
Fosun International Ltd.	357,500	785,719
Fullshare Holdings Ltd.(c)	600,000	283,013
Fuyao Glass Industry Group Co. Ltd., Class H(a)	70,800	262,200
GCL-Poly Energy Holdings Ltd.(b)	1,840,000	201,730
Geely Automobile Holdings Ltd.	673,000	1,908,970
Gemdale Corp., Class A	14,900	24,727
GF Securities Co. Ltd., Class H	196,000	330,825
GOME Retail Holdings Ltd.(b)(c)	1,550,000	173,888
Great Wall Motor Co. Ltd., Class H	415,000	404,728
Guangdong Investment Ltd.	412,000	694,357
Guangzhou Automobile Group Co. Ltd., Class H	292,000	495,095
Guangzhou R&F Properties Co. Ltd., Class H	136,400	319,953
Haier Electronics Group Co. Ltd.	171,000	614,751
Haitian International Holdings Ltd.(c)	91,000	258,122
Haitong Securities Co. Ltd., Class H	454,800	569,359
Hanergy Thin Film Power Group Ltd.(b)(d)	2,513	—
Hengan International Group Co. Ltd.(c)	100,500	957,064
Huaneng Power International Inc., Class H	554,000	427,993
Huaneng Renewables Corp. Ltd., Class H	686,000	294,719
Huatai Securities Co. Ltd., Class H(a)	214,400	422,560
Huaxia Bank Co. Ltd., Class A	19,000	24,709
Industrial & Commercial Bank of China Ltd., Class H	10,111,000	8,378,409
Industrial Securities Co. Ltd., Class A	25,600	23,620
JD.com Inc., ADR(b)	90,030	3,167,255
Jiangsu Expressway Co. Ltd., Class H	174,000	262,636
Jiangxi Copper Co. Ltd., Class H	175,000	254,330

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Jihua Group Corp. Ltd., Class A	34,600	$ 23,605
Kangmei Pharmaceutical Co. Ltd., Class A	5,900	24,648
Kingboard Chemical Holdings Ltd.	20,000	79,550
Kingsoft Corp. Ltd.	115,000	362,850
Kunlun Energy Co. Ltd.	468,000	425,989
Lee & Man Paper Manufacturing Ltd.	83,000	97,346
Lenovo Group Ltd.	968,000	513,361
Longfor Properties Co. Ltd.	208,000	623,140
Luzhou Laojiao Co. Ltd., Class A	2,500	26,969
Meitu Inc.(a)(b)	67,500	71,509
Momo Inc., ADR(b)	14,485	665,151
NetEase Inc., ADR	10,914	2,491,884
New China Life Insurance Co. Ltd., Class H	106,200	481,980
New Oriental Education & Technology Group Inc., ADR	18,425	1,832,735
Nexteer Automotive Group Ltd.	41,000	67,635
Nine Dragons Paper Holdings Ltd.	239,000	380,248
People's Insurance Co. Group of China Ltd. (The), Class H	990,000	468,234
PetroChina Co. Ltd., Class H	2,890,000	2,391,094
PICC Property & Casualty Co. Ltd., Class H	635,160	1,119,039
Ping An Insurance Group Co. of China Ltd., Class A	2,600	25,219
Ping An Insurance Group Co. of China Ltd., Class H	712,000	6,980,081
Poly Real Estate Group Co. Ltd., Class A	12,600	24,274
RiseSun Real Estate Development Co. Ltd., Class A	16,600	24,024
Semiconductor Manufacturing International Corp.(b)(c)	404,300	528,817
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	268,000	230,618
Shanghai Electric Group Co. Ltd., Class H(b)	398,000	152,215
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	68,500	438,814
Shanghai Industrial Holdings Ltd.	64,000	170,114
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	131,480	195,905
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	6,000	24,813
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	115,600	357,375
Shenzhou International Group Holdings Ltd.	104,000	1,217,111
Shimao Property Holdings Ltd.	169,500	501,316
Sihuan Pharmaceutical Holdings Group Ltd.	550,000	142,335
SINA Corp./China(b)	7,951	722,110
Sino Biopharmaceutical Ltd.	611,000	1,545,386
Sino-Ocean Group Holding Ltd.	442,000	298,643
Sinopec Shanghai Petrochemical Co. Ltd., Class H	469,000	346,183
Sinopharm Group Co. Ltd., Class H	165,200	733,951
SOHO China Ltd.	288,500	150,794
Sun Art Retail Group Ltd.	337,000	396,968
Sunac China Holdings Ltd.	331,000	1,259,582
Sunny Optical Technology Group Co. Ltd.	98,000	1,993,945
TAL Education Group, Class A, ADR(b)	38,498	1,634,625
Tencent Holdings Ltd.	777,600	39,573,175
Tingyi Cayman Islands Holding Corp.(c)	278,000	622,334
TravelSky Technology Ltd., Class H	135,000	394,976
Tsingtao Brewery Co. Ltd., Class H	48,000	304,125
Vipshop Holdings Ltd., ADR(b)	54,805	640,122
Want Want China Holdings Ltd.	701,000	695,267
Weibo Corp., ADR(b)	6,529	665,370
Weichai Power Co. Ltd., Class H	265,200	355,667
XCMG Construction Machinery Co. Ltd., Class A	37,600	24,126
Xinhu Zhongbao Co. Ltd., Class A(b)	37,400	23,881
Yanzhou Coal Mining Co. Ltd., Class H	262,000	378,096
Yum China Holdings Inc.	52,856	2,077,241
YY Inc., ADR(b)	5,818	677,972
Security	Shares	Value
China (continued)
Zhaojin Mining Industry Co. Ltd., Class H	30,500	$ 25,468
Zhejiang Expressway Co. Ltd., Class H	206,000	206,154
Zhuzhou CRRC Times Electric Co. Ltd., Class H	80,000	402,848
Zijin Mining Group Co. Ltd., Class H	800,000	333,497
ZTE Corp., Class H(b)(d)	111,960	271,188
		227,626,711
India — 11.2%
Adani Ports & Special Economic Zone Ltd.	98,522	572,525
Ambuja Cements Ltd.	78,480	238,874
Ashok Leyland Ltd.	162,815	357,200
Asian Paints Ltd.	40,080	774,873
Aurobindo Pharma Ltd.	36,901	304,198
Axis Bank Ltd.	246,532	1,994,322
Bajaj Auto Ltd.	11,718	477,576
Bajaj Finance Ltd.	22,776	712,112
Bajaj Finserv Ltd.	5,397	483,237
Bharat Forge Ltd.	26,701	257,464
Bharat Heavy Electricals Ltd.	114,065	141,393
Bharat Petroleum Corp. Ltd.	102,390	612,906
Bharti Airtel Ltd.	167,635	928,069
Bharti Infratel Ltd.	76,208	337,265
Bosch Ltd.	993	270,276
Britannia Industries Ltd.	1,498	131,502
Cadila Healthcare Ltd.(b)	31,164	166,851
Cipla Ltd./India	46,755	363,606
Coal India Ltd.	93,600	410,907
Container Corp. of India Ltd.	5,748	117,464
Dabur India Ltd.	74,320	422,137
Dr. Reddy's Laboratories Ltd.	15,611	448,002
Eicher Motors Ltd.	1,820	830,153
GAIL India Ltd.	96,268	500,581
Glenmark Pharmaceuticals Ltd.	17,963	142,663
Godrej Consumer Products Ltd.	32,711	552,184
Grasim Industries Ltd.	45,843	706,369
Havells India Ltd.	36,958	298,013
HCL Technologies Ltd.	78,498	1,058,951
Hero MotoCorp Ltd.	6,866	360,675
Hindalco Industries Ltd.	159,821	554,663
Hindustan Petroleum Corp. Ltd.	85,868	396,813
Hindustan Unilever Ltd.	89,240	2,131,009
Housing Development Finance Corp. Ltd.	205,948	5,594,083
ICICI Bank Ltd.	326,170	1,381,386
Idea Cellular Ltd.(b)	284,776	259,530
IDFC Bank Ltd.	3,319	2,002
Indiabulls Housing Finance Ltd.	42,870	789,457
Indian Oil Corp. Ltd.	154,876	399,569
Infosys Ltd.	239,524	4,372,180
ITC Ltd.	467,283	1,881,042
JSW Steel Ltd.	115,929	570,175
Larsen & Toubro Ltd.	65,264	1,325,348
LIC Housing Finance Ltd.	39,419	277,553
Lupin Ltd.	29,787	340,035
Mahindra & Mahindra Financial Services Ltd.	36,544	264,079
Mahindra & Mahindra Ltd.	102,743	1,405,204
Marico Ltd.	65,434	312,080
Maruti Suzuki India Ltd.	14,537	1,839,073
Motherson Sumi Systems Ltd.	83,830	385,283
Nestle India Ltd.	3,209	459,077
NTPC Ltd.	223,585	555,132
Oil & Natural Gas Corp. Ltd.	179,211	472,443

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Petronet LNG Ltd.	27,668	$ 90,057
Piramal Enterprises Ltd.	10,743	377,527
Reliance Industries Ltd.	358,055	4,888,586
Rural Electrification Corp. Ltd.	101,943	178,484
Shree Cement Ltd.	1,181	295,425
Shriram Transport Finance Co. Ltd.	20,572	443,342
Siemens Ltd.	9,646	149,430
State Bank of India(b)	238,898	954,247
Sun Pharmaceutical Industries Ltd.	133,282	948,720
Tata Consultancy Services Ltd.	124,912	3,222,732
Tata Motors Ltd.(b)	221,275	926,317
Tata Power Co. Ltd. (The)	143,127	172,433
Tata Steel Ltd.	48,833	416,563
Tech Mahindra Ltd.	63,826	673,752
Titan Co. Ltd.	44,083	587,991
UltraTech Cement Ltd.	11,989	665,322
United Spirits Ltd.(b)	8,246	408,570
UPL Ltd.	48,454	508,073
Vakrangee Ltd.	61,938	29,922
Vedanta Ltd.	206,027	758,071
Wipro Ltd.	154,459	599,456
Yes Bank Ltd.	230,197	1,180,961
Zee Entertainment Enterprises Ltd.	72,338	596,059
		60,011,604
Indonesia — 2.7%
Adaro Energy Tbk PT	2,112,600	286,596
AKR Corporindo Tbk PT	286,500	101,445
Astra International Tbk PT	2,782,200	1,381,589
Bank Central Asia Tbk PT	1,344,700	2,196,811
Bank Danamon Indonesia Tbk PT	494,500	207,302
Bank Mandiri Persero Tbk PT	2,569,700	1,303,806
Bank Negara Indonesia Persero Tbk PT	1,052,400	641,892
Bank Rakyat Indonesia Persero Tbk PT	7,615,700	1,688,115
Bank Tabungan Negara Persero Tbk PT	369,400	81,085
Bumi Serpong Damai Tbk PT	1,085,400	133,185
Charoen Pokphand Indonesia Tbk PT	1,010,600	267,651
Gudang Garam Tbk PT	65,600	323,397
Hanjaya Mandala Sampoerna Tbk PT	1,299,700	354,506
Indocement Tunggal Prakarsa Tbk PT	248,600	315,335
Indofood CBP Sukses Makmur Tbk PT	295,500	185,020
Indofood Sukses Makmur Tbk PT	598,900	304,946
Jasa Marga Persero Tbk PT	345,598	110,681
Kalbe Farma Tbk PT	2,900,600	285,989
Matahari Department Store Tbk PT	336,300	221,457
Pakuwon Jati Tbk PT	2,918,800	117,634
Perusahaan Gas Negara Persero Tbk PT	1,435,000	213,778
Semen Indonesia Persero Tbk PT	409,000	247,254
Surya Citra Media Tbk PT	934,600	165,464
Telekomunikasi Indonesia Persero Tbk PT	6,911,200	1,750,804
Tower Bersama Infrastructure Tbk PT	339,800	124,108
Unilever Indonesia Tbk PT	207,500	680,964
United Tractors Tbk PT	230,200	580,677
Waskita Karya Persero Tbk PT	809,800	135,210
		14,406,701
Malaysia — 3.0%
AirAsia Group Bhd	224,100	172,861
Alliance Bank Malaysia Bhd	132,800	141,475
AMMB Holdings Bhd	218,700	195,072
Astro Malaysia Holdings Bhd	206,100	72,497
Security	Shares	Value
Malaysia (continued)
Axiata Group Bhd(c)	372,400	$ 407,956
British American Tobacco Malaysia Bhd(c)	20,400	165,763
CIMB Group Holdings Bhd	625,700	927,545
Dialog Group Bhd	437,578	357,319
DiGi.Com Bhd(c)	447,900	497,417
Felda Global Ventures Holdings Bhd	237,500	93,687
Gamuda Bhd(c)	234,300	196,624
Genting Bhd	310,700	686,194
Genting Malaysia Bhd(c)	394,600	493,746
Genting Plantations Bhd	30,700	73,279
HAP Seng Consolidated Bhd	88,000	216,683
Hartalega Holdings Bhd	178,600	273,734
Hong Leong Bank Bhd	91,200	439,501
Hong Leong Financial Group Bhd	30,100	142,937
IHH Healthcare Bhd(c)	293,800	442,915
IJM Corp. Bhd	393,900	167,259
IOI Corp. Bhd	300,800	349,926
IOI Properties Group Bhd	242,343	96,206
Kuala Lumpur Kepong Bhd	63,700	398,525
Malayan Banking Bhd	522,500	1,268,178
Malaysia Airports Holdings Bhd	79,600	166,600
Maxis Bhd(c)	278,600	405,300
MISC Bhd	176,300	260,020
Nestle Malaysia Bhd(c)	3,600	133,869
Petronas Chemicals Group Bhd	341,800	691,329
Petronas Dagangan Bhd	33,100	208,247
Petronas Gas Bhd	97,600	431,108
PPB Group Bhd(c)	61,900	309,811
Press Metal Aluminium Holdings Bhd	68,900	81,884
Public Bank Bhd	399,910	2,397,450
RHB Bank Bhd	110,262	147,939
RHB Bank Bhd, New(b)(d)	28,800	—
Sime Darby Bhd	352,200	215,922
Sime Darby Plantation Bhd	92,700	129,035
Sime Darby Property Bhd	280,800	81,136
SP Setia Bhd Group	117,500	90,930
Telekom Malaysia Bhd(c)	155,300	143,204
Tenaga Nasional Bhd(c)	463,300	1,676,261
UMW Holdings Bhd(b)(c)	78,200	125,749
Westports Holdings Bhd	143,300	124,217
YTL Corp. Bhd(c)	614,808	146,751
		16,244,061
Pakistan — 0.1%
Habib Bank Ltd.	68,900	102,046
Lucky Cement Ltd.	17,800	84,127
MCB Bank Ltd.	58,600	103,522
Oil & Gas Development Co. Ltd.	92,600	130,137
United Bank Ltd./Pakistan	79,200	115,883
		535,715
Philippines — 1.3%
Aboitiz Equity Ventures Inc.	272,410	299,708
Aboitiz Power Corp.	197,700	147,893
Alliance Global Group Inc.(b)	615,500	155,821
Ayala Corp.	33,780	604,414
Ayala Land Inc.	1,007,900	763,568
Bank of the Philippine Islands	117,382	212,262
BDO Unibank Inc.	273,149	678,512
DMCI Holdings Inc.	518,000	106,488
Globe Telecom Inc.	4,515	138,882

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Philippines (continued)
GT Capital Holdings Inc.	12,640	$ 233,381
International Container Terminal Services Inc.	67,230	108,135
JG Summit Holdings Inc.	394,956	429,271
Jollibee Foods Corp.	58,460	304,899
Manila Electric Co.	23,870	146,667
Megaworld Corp.	1,506,500	139,365
Metro Pacific Investments Corp.	1,913,700	169,385
Metropolitan Bank & Trust Co.	118,568	179,199
PLDT Inc.	11,705	288,528
Robinsons Land Corp.	310,090	130,150
Security Bank Corp.	30,170	111,984
SM Investments Corp.	32,659	539,597
SM Prime Holdings Inc.	1,182,850	833,064
Universal Robina Corp.	119,590	291,375
		7,012,548
South Korea — 19.5%
Amorepacific Corp.	4,447	1,371,703
AMOREPACIFIC Group	4,062	474,801
BGF retail Co. Ltd.	992	167,948
BNK Financial Group Inc.	37,879	334,883
Celltrion Healthcare Co. Ltd.(b)(c)	1,020	94,435
Celltrion Inc.(b)(c)	11,153	2,746,993
Cheil Worldwide Inc.	10,402	191,066
CJ CheilJedang Corp.	1,123	365,148
CJ Corp.	2,100	288,325
CJ E&M Corp.	2,772	232,982
CJ Logistics Corp.(b)	1,196	165,872
Coway Co. Ltd.	7,514	608,537
Daelim Industrial Co. Ltd.	3,754	292,533
Daewoo Engineering & Construction Co. Ltd.(b)	22,059	131,992
DB Insurance Co. Ltd.	6,956	377,500
DGB Financial Group Inc.	24,722	237,370
Dongsuh Cos. Inc.	4,982	119,934
Doosan Bobcat Inc.	4,646	146,110
Doosan Heavy Industries & Construction Co. Ltd.(b)	7,499	132,873
E-MART Inc.	2,835	657,498
GS Engineering & Construction Corp.(c)	7,000	318,521
GS Holdings Corp.	7,339	396,924
GS Retail Co. Ltd.	3,696	129,435
Hana Financial Group Inc.	40,637	1,568,254
Hankook Tire Co. Ltd.	10,104	401,648
Hanmi Pharm Co. Ltd.	860	385,343
Hanmi Science Co. Ltd.	1,662	109,469
Hanon Systems	25,702	240,818
Hanssem Co. Ltd.	1,393	146,026
Hanwha Chemical Corp.	14,281	342,469
Hanwha Corp.	6,628	221,354
Hanwha Life Insurance Co. Ltd.	34,035	175,866
Hotel Shilla Co. Ltd.	4,449	511,783
Hyosung Corp.	2,771	344,463
Hyundai Department Store Co. Ltd.	1,909	199,232
Hyundai Development Co. Engineering & Construction	8,640	371,906
Hyundai Engineering & Construction Co. Ltd.	10,805	739,746
Hyundai Glovis Co. Ltd.	2,691	335,767
Hyundai Heavy Industries Co. Ltd.(b)	4,952	526,002
Hyundai Heavy Industries Holdings Co. Ltd.(b)	1,380	496,721
Hyundai Marine & Fire Insurance Co. Ltd.	8,946	282,584
Hyundai Mobis Co. Ltd.	9,352	1,891,309
Hyundai Motor Co.	21,182	2,731,386
Hyundai Steel Co.	11,152	639,356
Security	Shares	Value
South Korea (continued)
Industrial Bank of Korea	35,544	$ 514,390
ING Life Insurance Korea Ltd.(a)	1,934	72,125
Kakao Corp.	6,213	596,545
Kangwon Land Inc.	16,319	406,480
KB Financial Group Inc.	54,533	2,620,538
KCC Corp.	850	271,650
KEPCO Plant Service & Engineering Co. Ltd.	3,170	118,954
Kia Motors Corp.	36,250	1,047,532
Korea Aerospace Industries Ltd.(b)	9,141	373,119
Korea Electric Power Corp.	35,387	1,088,250
Korea Gas Corp.(b)	3,804	212,794
Korea Investment Holdings Co. Ltd.	5,400	470,393
Korea Zinc Co. Ltd.	1,205	453,293
Korean Air Lines Co. Ltd.	6,709	198,852
KT Corp.	574	14,377
KT&G Corp.	15,913	1,417,179
Kumho Petrochemical Co. Ltd.	2,600	253,259
LG Chem Ltd.	6,295	1,976,768
LG Corp.	12,994	884,790
LG Display Co. Ltd.	31,551	649,782
LG Electronics Inc.	14,619	1,255,828
LG Household & Health Care Ltd.	1,287	1,603,452
LG Innotek Co. Ltd.	1,851	247,269
Lotte Chemical Corp.	2,132	728,830
Lotte Corp.(b)	3,898	211,905
Lotte Shopping Co. Ltd.	1,628	338,301
Medy-Tox Inc.	585	408,976
Mirae Asset Daewoo Co. Ltd.	49,897	435,115
NAVER Corp.	3,845	2,386,293
NCSoft Corp.	2,379	779,059
Netmarble Corp.(a)	2,470	359,748
NH Investment & Securities Co. Ltd.	20,532	301,899
OCI Co. Ltd.	2,384	293,038
Orion Corp./Republic of Korea	3,123	375,183
Ottogi Corp.	183	137,511
Pan Ocean Co. Ltd.(b)	28,476	133,669
POSCO	10,148	3,196,109
Posco Daewoo Corp.	4,911	104,329
S-1 Corp.	2,410	197,638
Samsung Biologics Co. Ltd.(a)(b)(c)	2,288	923,308
Samsung C&T Corp.	10,444	1,215,940
Samsung Card Co. Ltd.	4,658	160,315
Samsung Electro-Mechanics Co. Ltd.	7,765	965,267
Samsung Electronics Co. Ltd.	665,724	31,311,477
Samsung Fire & Marine Insurance Co. Ltd.	4,249	987,406
Samsung Heavy Industries Co. Ltd.(b)	52,565	365,241
Samsung Life Insurance Co. Ltd.	9,609	918,157
Samsung SDI Co. Ltd.	7,545	1,403,379
Samsung SDS Co. Ltd.	4,833	946,021
Samsung Securities Co. Ltd.	9,674	331,157
Shinhan Financial Group Co. Ltd.	58,672	2,381,279
Shinsegae Inc.	1,031	419,879
SillaJen Inc.(b)	895	66,838
SK Holdings Co. Ltd.	4,325	1,111,392
SK Hynix Inc.	79,758	6,910,708
SK Innovation Co. Ltd.	8,896	1,700,057
SK Telecom Co. Ltd.	2,801	576,856
S-Oil Corp.	6,135	611,821
Woori Bank	53,418	758,194

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Yuhan Corp.	1,169	$ 258,103
		104,102,902
Taiwan — 15.0%
Acer Inc.	432,062	354,025
Advantech Co. Ltd.	49,282	333,903
Airtac International Group	5,000	85,944
ASE Industrial Holding Co. Ltd.	458,484	1,162,985
Asia Cement Corp.	323,229	356,548
Asustek Computer Inc.	96,000	869,916
AU Optronics Corp.	1,182,000	518,776
Catcher Technology Co. Ltd.	89,000	1,035,212
Cathay Financial Holding Co. Ltd.	1,121,944	2,007,116
Chailease Holding Co. Ltd.	161,496	576,743
Chang Hwa Commercial Bank Ltd.	633,294	370,953
Cheng Shin Rubber Industry Co. Ltd.	283,776	431,894
Chicony Electronics Co. Ltd.	80,173	189,451
China Airlines Ltd.(b)	370,000	125,344
China Development Financial Holding Corp.	1,801,200	676,318
China Life Insurance Co. Ltd./Taiwan	339,640	356,513
China Steel Corp.	1,708,867	1,346,036
Chunghwa Telecom Co. Ltd.	526,000	1,913,589
Compal Electronics Inc.	585,000	384,644
CTBC Financial Holding Co. Ltd.	2,401,265	1,731,132
Delta Electronics Inc.	268,000	992,874
E.Sun Financial Holding Co. Ltd.	1,252,766	873,882
Eclat Textile Co. Ltd.	25,604	312,770
Eva Airways Corp.	314,628	159,091
Evergreen Marine Corp. Taiwan Ltd.(b)	318,437	157,829
Far Eastern New Century Corp.	439,460	418,757
Far EasTone Telecommunications Co. Ltd.	223,000	568,636
Feng TAY Enterprise Co. Ltd.	49,064	217,797
First Financial Holding Co. Ltd.	1,242,817	844,128
Formosa Chemicals & Fibre Corp.	400,950	1,538,950
Formosa Petrochemical Corp.	185,000	750,213
Formosa Plastics Corp.	565,400	2,028,620
Formosa Taffeta Co. Ltd.	107,000	119,101
Foxconn Technology Co. Ltd.	123,521	304,252
Fubon Financial Holding Co. Ltd.	906,396	1,576,130
General Interface Solution Holding Ltd.	25,000	159,788
Giant Manufacturing Co. Ltd.	45,000	195,251
Globalwafers Co. Ltd.	30,000	593,762
Highwealth Construction Corp.	123,840	187,652
Hiwin Technologies Corp.	30,540	433,206
Hon Hai Precision Industry Co. Ltd.	2,130,314	6,093,417
Hotai Motor Co. Ltd.	37,000	337,750
HTC Corp.(b)	94,000	183,849
Hua Nan Financial Holdings Co. Ltd.	972,011	580,712
Innolux Corp.	1,229,620	476,064
Inventec Corp.	350,980	284,073
Largan Precision Co. Ltd.	14,000	1,915,792
Lite-On Technology Corp.	281,032	366,749
Macronix International(b)	55,000	90,867
MediaTek Inc.	206,176	2,143,545
Mega Financial Holding Co. Ltd.	1,497,542	1,312,033
Micro-Star International Co. Ltd.	95,000	396,342
Nan Ya Plastics Corp.	642,090	1,793,733
Nanya Technology Corp.	97,000	322,454
Nien Made Enterprise Co. Ltd.	22,000	174,390
Novatek Microelectronics Corp.	83,000	375,365
Pegatron Corp.	269,000	568,319
Security	Shares	Value
Taiwan (continued)
Phison Electronics Corp.	22,000	$ 202,293
Pou Chen Corp.	301,000	368,697
Powertech Technology Inc.	103,000	307,334
President Chain Store Corp.	78,000	799,226
Quanta Computer Inc.	373,000	659,813
Realtek Semiconductor Corp.	66,140	252,759
Ruentex Development Co. Ltd.(b)	134,065	161,756
Ruentex Industries Ltd.	79,855	163,380
Shin Kong Financial Holding Co. Ltd.	1,142,138	457,442
SinoPac Financial Holdings Co. Ltd.	1,398,529	518,121
Standard Foods Corp.	90,987	185,852
Synnex Technology International Corp.	197,050	315,685
TaiMed Biologics Inc.(b)	25,000	262,837
Taishin Financial Holding Co. Ltd.	1,297,305	638,661
Taiwan Business Bank	429,768	131,248
Taiwan Cement Corp.	488,000	710,138
Taiwan Cooperative Financial Holding Co. Ltd.	1,131,948	666,819
Taiwan High Speed Rail Corp.	238,000	183,893
Taiwan Mobile Co. Ltd.	223,000	818,717
Taiwan Semiconductor Manufacturing Co. Ltd.	3,070,000	22,952,122
Teco Electric and Machinery Co. Ltd.	253,000	203,927
Uni-President Enterprises Corp.	663,650	1,619,172
United Microelectronics Corp.	1,659,000	921,928
Vanguard International Semiconductor Corp.	129,000	282,442
Win Semiconductors Corp.	9,000	73,144
Winbond Electronics Corp.	129,000	86,326
Wistron Corp.	343,119	258,243
WPG Holdings Ltd.	218,000	316,506
Yageo Corp.	7,000	222,185
Yuanta Financial Holding Co. Ltd.	1,395,893	656,913
Zhen Ding Technology Holding Ltd.	66,455	150,160
		80,222,924
Thailand — 3.1%
Advanced Info Service PCL, NVDR	140,800	838,462
Airports of Thailand PCL, NVDR	596,100	1,276,425
Bangkok Bank PCL	36,900	222,623
Bangkok Dusit Medical Services PCL, NVDR	537,800	449,708
Bangkok Expressway & Metro PCL, NVDR(c)	1,108,800	284,219
Banpu PCL, NVDR	292,600	192,079
Berli Jucker PCL, NVDR(c)	162,500	289,544
BTS Group Holdings PCL, NVDR	816,900	247,700
Bumrungrad Hospital PCL, NVDR	48,300	290,645
Central Pattana PCL, NVDR	190,500	454,068
Charoen Pokphand Foods PCL, NVDR	430,300	336,277
CP ALL PCL, NVDR	681,500	1,720,260
Delta Electronics Thailand PCL, NVDR	69,400	139,928
Electricity Generating PCL, NVDR	18,900	142,385
Energy Absolute PCL, NVDR(c)	168,300	203,864
Glow Energy PCL, NVDR	69,200	183,870
Home Product Center PCL, NVDR	553,345	252,543
Indorama Ventures PCL, NVDR	205,900	374,919
IRPC PCL, NVDR	1,434,900	296,041
Kasikornbank PCL	159,800	974,086
Kasikornbank PCL, NVDR	63,300	378,929
Krung Thai Bank PCL, NVDR	495,550	271,089
Minor International PCL, NVDR	292,680	297,346
PTT Exploration & Production PCL, NVDR	191,210	803,931
PTT Global Chemical PCL, NVDR	306,900	856,231
PTT PCL, NVDR	1,447,900	2,364,888
Robinson PCL, NVDR	78,300	154,201

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Siam Cement PCL (The), NVDR	15,200	$ 211,916
Siam Commercial Bank PCL (The), NVDR	243,600	1,012,779
Thai Oil PCL, NVDR	119,000	342,232
Thai Union Group PCL, NVDR	291,000	157,371
TMB Bank PCL, NVDR	1,706,500	132,295
True Corp. PCL, NVDR	1,398,505	312,576
		16,465,430
Total Common Stocks — 98.4% (Cost: $436,175,342)		526,628,596
Preferred Stocks
South Korea — 1.1%
Amorepacific Corp., Preference Shares, NVS	1,184	178,487
Hyundai Motor Co.
Preference Shares, NVS	3,214	266,554
Series 2, Preference Shares, NVS	5,247	459,986
LG Chem Ltd., Preference Shares, NVS	1,056	192,499
LG Household & Health Care Ltd., Preference Shares, NVS	303	206,038
Samsung Electronics Co. Ltd., Preference Shares, NVS	120,997	4,546,016
		5,849,580
Total Preferred Stocks — 1.1% (Cost: $4,211,511)		5,849,580
Security	Shares	Value
Short-Term Investments
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	10,388,874	$ 10,390,952
Total Short-Term Investments — 2.0% (Cost: $10,388,881)		10,390,952
Total Investments in Securities — 101.5% (Cost: $450,775,734)		542,869,128
Other Assets, Less Liabilities — (1.5)%		(7,942,372)
Net Assets — 100.0%		$ 534,926,756

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,807,306	581,568	10,388,874	$10,390,952	$177,545 (a)	$ (2,441)	$ 800
BlackRock Cash Funds: Treasury, SL Agency Shares	768,227	(768,227)	—	—	11,652	—	—
				$10,390,952	$189,197	$ (2,441)	$ 800

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$525,641,039	$ 716,369	$ 271,188	$526,628,596
Preferred Stocks	5,849,580	—	—	5,849,580
Money Market Funds	10,390,952	—	—	10,390,952
	$541,881,571	$ 716,369	$ 271,188	$542,869,128

iShares® MSCI Emerging Markets Asia ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 3.9%
Ambev SA	32,450,215	$ 171,572,544
Atacadao Distribuicao Comercio e Industria Ltda	2,756,400	11,805,583
B3 SA - Brasil, Bolsa, Balcao	14,289,401	83,532,783
Banco Bradesco SA	7,039,791	49,300,560
Banco do Brasil SA	5,920,774	48,284,504
Banco Santander Brasil SA, NVS	2,862,300	25,963,264
BB Seguridade Participacoes SA	4,819,900	33,728,493
BR Malls Participacoes SA	5,822,288	16,103,319
BRF SA(a)	3,206,985	18,445,944
CCR SA	8,414,500	23,272,875
Centrais Eletricas Brasileiras SA(a)	1,430,900	5,621,317
Cia. de Saneamento Basico do Estado de Sao Paulo	2,379,624	16,709,541
Cia. Siderurgica Nacional SA(a)	4,370,028	9,035,651
Cielo SA	8,464,176	38,524,666
Cosan SA Industria e Comercio	1,134,300	11,818,005
EDP - Energias do Brasil SA	2,176,300	7,725,644
Embraer SA	4,661,700	28,152,585
Engie Brasil Energia SA	1,156,700	11,489,194
Equatorial Energia SA	1,409,800	23,013,048
Fibria Celulose SA	1,733,561	32,948,389
Hypera SA	2,413,100	18,272,961
IRB Brasil Resseguros S/A	649,100	8,404,721
JBS SA	5,904,665	14,158,956
Klabin SA, NVS	4,788,900	26,991,853
Kroton Educacional SA	9,647,280	28,003,678
Localiza Rent a Car SA	3,503,989	23,268,659
Lojas Renner SA	4,956,790	39,491,403
M. Dias Branco SA	713,200	8,043,501
Magazine Luiza SA	527,900	15,368,998
Multiplan Empreendimentos Imobiliarios SA	613,803	9,670,069
Natura Cosmeticos SA	1,248,400	11,303,835
Odontoprev SA	1,909,100	7,156,466
Petrobras Distribuidora SA	2,281,000	11,147,595
Petroleo Brasileiro SA	20,662,874	123,121,111
Porto Seguro SA	720,400	8,223,360
Raia Drogasil SA	1,603,000	26,803,832
Rumo SA(a)	7,596,800	28,171,428
Sul America SA, NVS	1,423,236	7,482,972
Suzano Papel e Celulose SA	3,071,600	35,548,921
TIM Participacoes SA	5,928,676	21,348,678
Ultrapar Participacoes SA	2,499,700	33,561,580
Vale SA	21,947,809	298,389,541
WEG SA	5,289,206	24,400,467
		1,495,382,494
Chile — 1.0%
Aguas Andinas SA, Class A	19,155,816	11,112,627
Banco de Chile	173,256,690	26,866,287
Banco de Credito e Inversiones SA	280,109	19,702,284
Banco Santander Chile	457,265,257	36,665,773
Cencosud SA	9,799,713	25,961,292
Cia. Cervecerias Unidas SA	1,024,337	13,028,790
Colbun SA	56,918,903	12,824,358
Empresa Nacional de Telecomunicaciones SA	1,048,954	11,208,504
Empresas CMPC SA	8,874,467	33,577,887
Empresas COPEC SA	2,582,599	39,383,853
Enel Americas SA	200,336,340	38,705,717
Enel Chile SA	203,206,522	21,936,711
Security	Shares	Value
Chile (continued)
Itau CorpBanca	1,087,151,297	$ 11,200,843
Latam Airlines Group SA	2,110,105	25,411,856
SACI Falabella	4,998,998	46,742,469
		374,329,251
China — 33.1%
3SBio Inc.(a)(b)(c)	7,942,000	22,730,047
51job Inc., ADR(a)	171,539	18,251,750
58.com Inc., ADR(a)	642,737	52,203,099
AAC Technologies Holdings Inc.	5,095,500	76,716,859
Agile Group Holdings Ltd.(c)	11,042,000	21,058,792
Agricultural Bank of China Ltd., Class A	7,603,600	4,261,515
Agricultural Bank of China Ltd., Class H	196,652,000	101,783,765
Air China Ltd., Class H	13,172,000	15,264,048
Alibaba Group Holding Ltd., ADR(a)(c)	7,996,663	1,583,419,241
Alibaba Health Information Technology Ltd.(a)(c)	23,442,000	21,487,093
Alibaba Pictures Group Ltd.(a)(c)	90,680,000	11,791,411
Aluminum Corp. of China Ltd., Class H(a)(c)	27,994,000	14,739,037
Angang Steel Co. Ltd., Class A	2,623,301	2,481,825
Angang Steel Co. Ltd., Class H	4,632,000	4,594,119
Anhui Conch Cement Co. Ltd., Class H	8,824,500	54,111,465
ANTA Sports Products Ltd.	7,523,402	43,351,768
Autohome Inc., ADR(c)	409,477	46,156,247
AviChina Industry & Technology Co. Ltd., Class H	15,206,000	10,157,817
BAIC Motor Corp. Ltd., Class H(b)	11,929,500	11,588,609
Baidu Inc., ADR(a)	1,910,502	463,411,365
Bank of Beijing Co. Ltd., Class A	3,155,727	3,261,428
Bank of China Ltd., Class H	554,119,000	289,628,309
Bank of Communications Co. Ltd., Class A	2,709,600	2,546,549
Bank of Communications Co. Ltd., Class H	55,812,600	44,185,316
Bank of Shanghai Co. Ltd., Class A	1,018,761	2,476,346
Baoshan Iron & Steel Co. Ltd., Class A	1,405,874	1,848,029
BBMG Corp., Class H	15,543,000	6,816,280
Beijing Capital International Airport Co. Ltd., Class H	11,678,000	17,269,532
Beijing Enterprises Holdings Ltd.	3,633,000	20,077,453
Beijing Enterprises Water Group Ltd.(c)	38,912,000	23,463,825
BOC Aviation Ltd.(b)	1,392,800	8,647,127
BOE Technology Group Co. Ltd., Class A	2,784,700	1,791,125
Brilliance China Automotive Holdings Ltd.(c)	21,112,000	39,456,400
BYD Co. Ltd., Class H(c)	4,522,500	29,346,105
BYD Electronic International Co. Ltd.(c)	4,785,500	7,601,503
CAR Inc.(a)	4,382,000	4,904,797
CGN Power Co. Ltd., Class H(b)	75,712,000	21,524,035
China Agri-Industries Holdings Ltd.	11,949,000	5,072,592
China Cinda Asset Management Co. Ltd., Class H	64,115,000	23,213,044
China CITIC Bank Corp. Ltd., Class H	63,108,800	42,881,626
China Coal Energy Co. Ltd., Class H	11,875,000	5,222,841
China Communications Construction Co. Ltd., Class H	31,555,000	33,871,497
China Communications Services Corp. Ltd., Class H	17,350,000	11,169,789
China Conch Venture Holdings Ltd.	11,506,000	39,897,656
China Construction Bank Corp., Class A	1,838,400	2,043,480
China Construction Bank Corp., Class H	663,137,760	669,550,054
China Eastern Airlines Corp. Ltd., Class A	3,428,020	3,938,869
China Eastern Airlines Corp. Ltd., Class H	5,118,000	4,071,355
China Everbright Bank Co. Ltd., Class H	13,977,000	6,966,984
China Everbright International Ltd.(c)	17,830,000	26,639,929
China Everbright Ltd.	6,684,000	14,690,204
China Evergrande Group(a)(c)	18,253,388	53,521,149

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China First Capital Group Ltd.(a)	22,020,000	$ 22,064,494
China Galaxy Securities Co. Ltd., Class H	24,004,500	15,025,477
China Gas Holdings Ltd.	12,144,600	50,395,101
China Huarong Asset Management Co. Ltd., Class H(b)	70,163,000	23,613,817
China Huishan Dairy Holdings Co. Ltd.(a)(d)	8,317,264	11
China International Capital Corp. Ltd., Class H(b)	6,832,000	14,405,803
China International Marine Containers Group Co. Ltd., Class A	1,040,100	2,588,295
China International Marine Containers Group Co. Ltd., Class H	1,753,800	2,741,099
China International Travel Service Corp. Ltd., Class A	70,600	745,629
China Jinmao Holdings Group Ltd.	36,688,000	20,953,480
China Life Insurance Co. Ltd., Class H	51,863,000	144,795,765
China Literature Ltd.(a)(b)	1,217,800	11,372,022
China Lodging Group Ltd., ADR	920,904	40,528,985
China Longyuan Power Group Corp. Ltd., Class H	22,542,000	20,805,834
China Medical System Holdings Ltd.	9,682,000	23,328,187
China Mengniu Dairy Co. Ltd.	19,258,000	69,969,723
China Merchants Bank Co. Ltd., Class A	1,278,891	5,746,120
China Merchants Bank Co. Ltd., Class H	27,031,467	111,307,966
China Merchants Port Holdings Co. Ltd.	9,392,000	21,432,125
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	618,983	2,047,670
China Minsheng Banking Corp. Ltd., Class A	6,417,961	7,674,961
China Minsheng Banking Corp. Ltd., Class H	39,192,040	37,372,623
China Mobile Ltd.	42,593,500	380,097,907
China Molybdenum Co. Ltd., Class H	27,111,000	17,177,345
China National Building Material Co. Ltd., Class H	27,780,000	31,802,604
China Oilfield Services Ltd., Class H	13,210,000	13,809,272
China Overseas Land & Investment Ltd.	26,980,960	90,290,242
China Pacific Insurance Group Co. Ltd., Class H	18,915,200	81,745,668
China Petroleum & Chemical Corp., Class A	2,579,777	2,839,368
China Petroleum & Chemical Corp., Class H	176,696,800	172,773,909
China Power International Development Ltd.	24,872,000	6,912,280
China Railway Construction Corp. Ltd., Class H	14,087,000	15,965,201
China Railway Group Ltd., Class H	28,103,000	22,678,300
China Railway Signal & Communication Corp. Ltd., Class H(b)	9,000,000	7,033,267
China Reinsurance Group Corp., Class H	27,293,000	6,123,758
China Resources Beer Holdings Co. Ltd.	10,332,000	50,183,793
China Resources Cement Holdings Ltd.	12,908,000	15,204,951
China Resources Gas Group Ltd.(c)	6,362,000	24,169,298
China Resources Land Ltd.	19,415,333	71,283,898
China Resources Pharmaceutical Group Ltd.(b)(c)	12,057,500	18,507,078
China Resources Power Holdings Co. Ltd.	12,368,999	25,324,111
China Shenhua Energy Co. Ltd., Class H	23,729,000	62,013,666
China Southern Airlines Co. Ltd., Class H	13,356,000	13,212,720
China State Construction Engineering Corp. Ltd., Class A	2,409,200	3,095,445
China State Construction International Holdings Ltd.	14,492,000	17,902,192
China Taiping Insurance Holdings Co. Ltd.	11,323,260	40,635,348
China Telecom Corp. Ltd., Class H	97,872,000	45,666,072
China Traditional Chinese Medicine Holdings Co. Ltd.	15,374,000	14,111,510
China Travel International Investment Hong Kong Ltd.	12,860,000	5,705,245
China Unicom Hong Kong Ltd.	42,752,000	58,098,879
Security	Shares	Value
China (continued)
China Vanke Co. Ltd., Class A	647,400	$ 2,586,386
China Vanke Co. Ltd., Class H	8,560,531	30,611,716
China Yangtze Power Co. Ltd., Class A	1,519,295	4,058,284
China Zhongwang Holdings Ltd.	9,414,800	5,100,986
Chong Sing Holdings FinTech Group Ltd.(a)	104,468,000	13,850,668
Chongqing Changan Automobile Co. Ltd., Class B	3,487,200	3,818,775
Chongqing Rural Commercial Bank Co. Ltd., Class H	18,276,000	12,208,619
CIFI Holdings Group Co. Ltd.	23,060,000	17,844,406
CITIC Ltd.	41,282,000	61,363,962
CITIC Securities Co. Ltd., Class H	15,002,000	37,829,409
CNOOC Ltd.	124,244,000	209,075,655
COSCO SHIPPING Development Co. Ltd., Class H(a)	2,467,000	468,608
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	4,826,000	2,731,646
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	2,702,399	2,581,970
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	13,458,000	7,566,120
COSCO SHIPPING Ports Ltd.(c)	11,974,000	11,524,984
Country Garden Holdings Co. Ltd.	52,851,939	103,626,629
CRRC Corp. Ltd., Class A	1,988,500	2,843,619
CRRC Corp. Ltd., Class H	29,019,300	25,933,376
CSPC Pharmaceutical Group Ltd.	32,642,000	102,160,349
Ctrip.com International Ltd., ADR(a)(c)	2,724,447	122,845,315
Dali Foods Group Co. Ltd.(b)	12,869,500	9,925,929
Daqin Railway Co. Ltd., Class A	1,756,067	2,302,877
Datang International Power Generation Co. Ltd., Class H(a)	17,804,000	5,742,384
Dongfeng Motor Group Co. Ltd., Class H	19,332,000	22,057,380
ENN Energy Holdings Ltd.	5,351,000	55,084,777
Fang Holdings Ltd., ADR(a)	1,387,054	7,032,364
Far East Horizon Ltd.	14,430,000	15,323,764
Focus Media Information Technology Co. Ltd., Class A	915,797	1,785,714
Foshan Haitian Flavouring & Food Co. Ltd., Class A	257,700	3,014,939
Fosun International Ltd.	18,116,000	39,815,638
Fullshare Holdings Ltd.(c)	48,425,000	22,841,544
Future Land Development Holdings Ltd.	12,198,000	9,563,522
Fuyao Glass Industry Group Co. Ltd., Class H(b)	3,615,200	13,388,520
GCL-Poly Energy Holdings Ltd.(a)(c)	93,095,000	10,206,549
GDS Holdings Ltd., ADR(a)	410,674	15,527,584
Geely Automobile Holdings Ltd.	34,218,000	97,059,656
Genscript Biotech Corp.	5,480,000	20,469,267
GF Securities Co. Ltd., Class H	9,928,000	16,757,293
GOME Retail Holdings Ltd.(a)(c)	82,616,200	9,268,341
Great Wall Motor Co. Ltd., Class H(c)	21,708,000	21,170,707
Gree Electric Appliances Inc. of Zhuhai, Class A	267,600	1,984,404
Greentown China Holdings Ltd.	5,004,000	7,527,546
Guangdong Investment Ltd.	21,046,110	35,469,691
Guangzhou Automobile Group Co. Ltd., Class H	14,752,742	25,013,732
Guangzhou R&F Properties Co. Ltd., Class H	6,888,800	16,159,038
Guotai Junan Securities Co. Ltd., Class A(a)	2,492,900	6,534,403
Guotai Junan Securities Co. Ltd., Class H(a)(b)	1,549,000	3,601,889
Haier Electronics Group Co. Ltd.	8,976,000	32,269,041
Haitian International Holdings Ltd.	4,683,000	13,283,370
Haitong Securities Co. Ltd., Class H	23,315,600	29,188,528
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	747,596	4,569,294
Hengan International Group Co. Ltd.(c)	5,070,000	48,281,713

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
HengTen Networks Group Ltd.(a)	143,328,000	$ 5,755,668
Huadian Power International Corp. Ltd., Class H	8,712,000	4,009,398
Huaneng Power International Inc., Class H	30,386,000	23,474,712
Huaneng Renewables Corp. Ltd., Class H	34,252,000	14,715,328
Huatai Securities Co. Ltd., Class H(b)	11,790,000	23,236,858
Industrial & Commercial Bank of China Ltd., Class A	3,512,504	3,103,728
Industrial & Commercial Bank of China Ltd., Class H	480,264,085	397,967,473
Industrial Bank Co. Ltd., Class A	1,879,400	4,673,964
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	546,989	2,649,786
Inner Mongolia Yitai Coal Co. Ltd., Class B	3,000,000	4,011,000
JD.com Inc., ADR(a)(c)	4,997,537	175,813,352
Jiangsu Expressway Co. Ltd., Class H	8,844,000	13,349,179
Jiangsu Hengrui Medicine Co. Ltd., Class A	314,594	3,739,010
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	111,187	2,494,024
Jiangxi Copper Co. Ltd., Class H	9,030,000	13,123,410
Jiayuan International Group Ltd.(a)	6,702,000	12,850,096
Kaisa Group Holdings Ltd.(a)	12,674,000	6,882,994
Kangmei Pharmaceutical Co. Ltd., Class A	627,388	2,621,034
Kingboard Chemical Holdings Ltd.	4,817,000	19,159,552
Kingboard Laminates Holdings Ltd.	7,192,500	9,536,024
Kingdee International Software Group Co. Ltd.	13,578,000	14,903,664
Kingsoft Corp. Ltd.(c)	5,688,000	17,946,878
Kunlun Energy Co. Ltd.	23,112,000	21,037,293
Kweichow Moutai Co. Ltd., Class A	73,536	8,623,141
KWG Property Holdings Ltd.	8,560,500	11,808,113
Lee & Man Paper Manufacturing Ltd.	11,148,000	13,074,916
Legend Holdings Corp., Class H(b)	2,152,800	6,861,164
Lenovo Group Ltd.(c)	51,730,000	27,434,050
Logan Property Holdings Co. Ltd.	9,242,000	13,902,794
Longfor Properties Co. Ltd.	10,547,500	31,598,867
Luye Pharma Group Ltd.	7,773,500	8,532,452
Meitu Inc.(a)(b)	11,847,500	12,551,102
Metallurgical Corp. of China Ltd., Class A	5,239,399	3,010,091
Metallurgical Corp. of China Ltd., Class H	10,433,000	3,125,584
Midea Group Co. Ltd., Class A	517,400	4,273,803
MMG Ltd.(a)	16,352,000	11,882,282
Momo Inc., ADR(a)	808,635	37,132,519
NetEase Inc., ADR	548,647	125,267,083
New China Life Insurance Co. Ltd., Class H	5,891,500	26,738,066
New Oriental Education & Technology Group Inc., ADR	985,817	98,059,217
Nexteer Automotive Group Ltd.(c)	6,192,000	10,214,552
Nine Dragons Paper Holdings Ltd.	11,538,000	18,356,895
Noah Holdings Ltd., ADR(a)	195,925	11,731,989
People's Insurance Co. Group of China Ltd. (The), Class H	50,450,000	23,861,030
PetroChina Co. Ltd., Class H	147,930,000	122,392,573
PICC Property & Casualty Co. Ltd., Class H	32,298,128	56,903,569
Ping An Bank Co. Ltd., Class A	1,295,100	2,058,266
Ping An Insurance Group Co. of China Ltd., Class A	702,400	6,812,966
Ping An Insurance Group Co. of China Ltd., Class H	35,982,500	352,753,868
Poly Real Estate Group Co. Ltd., Class A	914,173	1,761,140
Postal Savings Bank of China Co. Ltd., Class H(b)	17,823,000	11,928,730
Qingdao Haier Co. Ltd., Class A	723,796	2,271,238
Security	Shares	Value
China (continued)
SAIC Motor Corp. Ltd., Class A	633,394	$ 3,584,531
Semiconductor Manufacturing International Corp.(a)(c)	20,704,999	27,081,747
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	13,508,000	11,623,822
Shanghai Electric Group Co. Ltd., Class H(a)	20,612,000	7,883,072
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,481,000	22,299,452
Shanghai Industrial Holdings Ltd.	3,594,000	9,552,966
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	7,191,326	10,715,076
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,989,100	18,515,158
Shanghai Pudong Development Bank Co. Ltd., Class A	2,372,785	3,908,060
Shenzhen International Holdings Ltd.	5,670,500	12,404,885
Shenzhen Investment Ltd.	15,512,000	6,585,157
Shenzhou International Group Holdings Ltd.	5,325,000	62,318,416
Shimao Property Holdings Ltd.	8,411,500	24,878,005
Shui On Land Ltd.	22,474,500	6,303,283
Sihuan Pharmaceutical Holdings Group Ltd.	27,163,000	7,029,556
SINA Corp./China(a)	445,840	40,491,189
Sino Biopharmaceutical Ltd.	31,071,000	78,587,054
Sino-Ocean Group Holding Ltd.	21,817,500	14,741,272
Sinopec Engineering Group Co. Ltd., Class H	7,704,000	8,279,383
Sinopec Shanghai Petrochemical Co. Ltd., Class H	25,269,000	18,651,799
Sinopharm Group Co. Ltd., Class H	8,352,400	37,108,054
Sinotrans Ltd., Class H	11,887,000	6,743,516
Sinotruk Hong Kong Ltd.	4,580,000	6,481,008
Skyworth Digital Holdings Ltd.	10,814,000	5,142,204
SOHO China Ltd.	15,595,000	8,151,234
SSY Group Ltd.	9,762,000	10,441,307
Sun Art Retail Group Ltd.	16,853,000	19,851,956
Sunac China Holdings Ltd.(c)	16,800,000	63,930,445
Suning.com Co. Ltd., Class A	1,242,798	3,156,737
Sunny Optical Technology Group Co. Ltd.	4,945,300	100,618,917
TAL Education Group, Class A, ADR(a)	2,292,742	97,349,825
Tencent Holdings Ltd.	39,420,700	2,006,175,741
Tingyi Cayman Islands Holding Corp.(c)	13,974,000	31,282,349
Tong Ren Tang Technologies Co. Ltd., Class H	3,194,000	5,553,968
Towngas China Co. Ltd.	5,538,000	5,436,230
TravelSky Technology Ltd., Class H	6,714,000	19,643,467
Tsingtao Brewery Co. Ltd., Class H	2,648,000	16,777,548
Uni-President China Holdings Ltd.	8,288,000	8,928,131
Vipshop Holdings Ltd., ADR(a)	2,912,808	34,021,597
Want Want China Holdings Ltd.(c)	35,381,000	35,091,652
Weibo Corp., ADR(a)(c)	322,818	32,898,382
Weichai Power Co. Ltd., Class H	13,932,800	18,685,652
Wuliangye Yibin Co. Ltd., Class A	269,995	3,329,072
Wuxi Biologics Cayman Inc.(a)(b)	3,267,000	36,630,183
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,320,689	3,327,779
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,930,600	4,692,457
Xinyi Solar Holdings Ltd.	19,450,000	8,058,553
Yanzhou Coal Mining Co. Ltd., Class H	13,098,800	18,903,057
Yuexiu Property Co. Ltd.	41,330,000	9,325,944
Yum China Holdings Inc.	2,546,641	100,082,991
Yunnan Baiyao Group Co. Ltd., Class A	123,900	2,207,025

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Yuzhou Properties Co. Ltd.	10,998,000	$ 7,739,393
YY Inc., ADR(a)	313,998	36,590,187
Zhaojin Mining Industry Co. Ltd., Class H	5,246,000	4,380,500
Zhejiang Expressway Co. Ltd., Class H	10,340,000	10,347,711
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)	1,042,200	6,935,467
Zhongsheng Group Holdings Ltd.	3,776,000	12,106,653
Zhuzhou CRRC Times Electric Co. Ltd., Class H	3,894,300	19,610,136
Zijin Mining Group Co. Ltd., Class H	41,594,000	17,339,339
ZTE Corp., Class H(a)(d)	5,607,400	13,582,173
		12,559,355,402
Colombia — 0.3%
Bancolombia SA	1,574,607	18,057,789
Cementos Argos SA	3,269,120	10,414,076
Ecopetrol SA	34,451,254	36,860,869
Grupo Argos SA/Colombia	2,142,054	14,403,953
Grupo de Inversiones Suramericana SA	1,826,449	23,475,647
Interconexion Electrica SA ESP	2,801,114	13,733,970
		116,946,304
Czech Republic — 0.2%
CEZ AS	1,135,694	28,370,142
Komercni Banka AS	513,973	20,798,462
Moneta Money Bank AS(b)	3,397,394	11,858,537
O2 Czech Republic AS	442,028	5,595,974
		66,623,115
Egypt — 0.1%
Commercial International Bank Egypt SAE	6,946,358	32,699,704
Eastern Tobacco	913,844	9,024,560
EISewedy Electric Co.	446,909	5,229,797
Global Telecom Holding SAE(a)	15,405,771	4,192,574
		51,146,635
Greece — 0.3%
Alpha Bank AE(a)	9,870,252	21,095,944
Eurobank Ergasias SA(a)	13,224,919	13,893,700
FF Group(a)	246,892	1,383,346
Hellenic Telecommunications Organization SA	1,716,551	20,538,228
JUMBO SA	748,486	12,004,741
National Bank of Greece SA(a)	38,970,592	12,255,103
OPAP SA	1,615,265	17,346,585
Piraeus Bank SA(a)(c)	2,016,529	5,964,767
Titan Cement Co. SA	335,712	8,229,407
		112,711,821
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	2,561,525	24,112,472
OTP Bank Nyrt	1,550,074	55,467,517
Richter Gedeon Nyrt	970,443	18,957,629
		98,537,618
India — 8.3%
Adani Ports & Special Economic Zone Ltd.	3,712,215	21,572,187
Ambuja Cements Ltd.	4,195,308	12,769,477
Ashok Leyland Ltd.	8,191,572	17,971,507
Asian Paints Ltd.	2,004,070	38,745,007
Aurobindo Pharma Ltd.	1,841,681	15,182,116
Avenue Supermarts Ltd.(a)(b)	821,292	19,133,764
Axis Bank Ltd.	12,440,812	100,640,007
Bajaj Auto Ltd.	580,780	23,670,125
Bajaj Finance Ltd.	1,208,113	37,772,721
Bajaj Finserv Ltd.	266,585	23,869,495
Security	Shares	Value
India (continued)
Bharat Forge Ltd.	1,475,721	$ 14,229,640
Bharat Heavy Electricals Ltd.	6,165,326	7,642,419
Bharat Petroleum Corp. Ltd.	5,254,452	31,453,131
Bharti Airtel Ltd.	9,689,464	53,643,296
Bharti Infratel Ltd.	2,164,877	9,580,862
Bosch Ltd.	52,267	14,226,120
Britannia Industries Ltd.	191,272	16,790,809
Cadila Healthcare Ltd.(a)	1,442,326	7,722,186
Cipla Ltd./India	2,423,828	18,849,701
Coal India Ltd.	4,736,905	20,795,141
Container Corp. of India Ltd.	500,826	10,234,714
Dabur India Ltd.	3,739,892	21,242,553
Dr. Reddy's Laboratories Ltd.	794,945	22,813,181
Eicher Motors Ltd.	92,592	42,233,793
GAIL India Ltd.	5,302,158	27,570,514
Glenmark Pharmaceuticals Ltd.	972,010	7,719,761
Godrej Consumer Products Ltd.	1,670,562	28,200,210
Grasim Industries Ltd.	2,311,502	35,616,638
Havells India Ltd.	1,762,327	14,210,651
HCL Technologies Ltd.	3,854,382	51,996,246
Hero MotoCorp Ltd.	344,311	18,086,883
Hindalco Industries Ltd.	8,167,082	28,344,098
Hindustan Petroleum Corp. Ltd.	4,231,315	19,553,745
Hindustan Unilever Ltd.	4,507,013	107,625,327
Housing Development Finance Corp. Ltd.	10,899,373	296,055,284
ICICI Bank Ltd.	16,458,765	69,705,702
Idea Cellular Ltd.(a)	13,536,926	12,336,842
IDFC Bank Ltd.	220,745	133,136
Indiabulls Housing Finance Ltd.	1,943,137	35,783,149
Indian Oil Corp. Ltd.	9,893,964	25,525,716
Infosys Ltd.	12,087,015	220,631,795
InterGlobe Aviation Ltd.(b)	585,371	10,576,277
ITC Ltd.	23,614,514	95,059,945
JSW Steel Ltd.	5,920,115	29,116,974
Larsen & Toubro Ltd.	3,300,258	67,019,947
LIC Housing Finance Ltd.	2,087,555	14,698,652
Lupin Ltd.	1,533,615	17,507,062
Mahindra & Mahindra Financial Services Ltd.	2,059,474	14,882,414
Mahindra & Mahindra Ltd.	5,197,326	71,083,200
Marico Ltd.	3,169,716	15,117,595
Maruti Suzuki India Ltd.	731,985	92,603,302
Motherson Sumi Systems Ltd.	4,434,861	20,382,649
Nestle India Ltd.	161,892	23,160,158
NTPC Ltd.	13,071,941	32,455,877
Oil & Natural Gas Corp. Ltd.	9,376,915	24,719,789
Petronet LNG Ltd.	4,009,200	13,049,617
Pidilite Industries Ltd.	735,834	12,622,553
Piramal Enterprises Ltd.	574,518	20,189,541
Power Grid Corp. of India Ltd.	10,490,429	32,559,854
Reliance Industries Ltd.	19,726,839	269,333,873
Rural Electrification Corp. Ltd.	4,938,283	8,646,066
Shree Cement Ltd.	59,405	14,860,031
Shriram Transport Finance Co. Ltd.	1,039,673	22,405,756
Siemens Ltd.	505,146	7,825,431
State Bank of India(a)	11,923,436	47,626,602
Sun Pharmaceutical Industries Ltd.	5,850,789	41,646,745
Tata Consultancy Services Ltd.	6,473,240	167,009,736
Tata Motors Ltd.(a)	10,942,856	45,809,755
Tata Power Co. Ltd. (The)	7,974,385	9,607,194
Tata Steel Ltd.	2,417,078	20,618,545

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Tech Mahindra Ltd.	3,269,865	$ 34,516,924
Titan Co. Ltd.	2,152,201	28,706,644
UltraTech Cement Ltd.	637,993	35,405,031
United Spirits Ltd.(a)	403,985	20,016,512
UPL Ltd.	2,510,019	26,319,260
Vakrangee Ltd.	3,212,023	1,551,690
Vedanta Ltd.	9,077,445	33,400,209
Wipro Ltd.	7,876,027	30,566,909
Yes Bank Ltd.	12,068,354	61,913,298
Zee Entertainment Enterprises Ltd.	3,428,424	28,249,919
		3,164,721,185
Indonesia — 2.0%
Adaro Energy Tbk PT	99,782,500	13,536,525
AKR Corporindo Tbk PT	12,409,600	4,394,043
Astra International Tbk PT	139,679,700	69,362,355
Bank Central Asia Tbk PT	67,959,300	111,023,829
Bank Danamon Indonesia Tbk PT	24,853,016	10,418,771
Bank Mandiri Persero Tbk PT	128,543,700	65,220,085
Bank Negara Indonesia Persero Tbk PT	51,562,976	31,449,890
Bank Rakyat Indonesia Persero Tbk PT	381,757,010	84,621,201
Bank Tabungan Negara Persero Tbk PT	27,561,200	6,049,778
Bumi Serpong Damai Tbk PT	53,443,900	6,557,888
Charoen Pokphand Indonesia Tbk PT	52,203,045	13,825,635
Gudang Garam Tbk PT	3,341,200	16,471,551
Hanjaya Mandala Sampoerna Tbk PT	64,173,600	17,503,990
Indah Kiat Pulp & Paper Corp. Tbk PT	18,393,500	24,754,117
Indocement Tunggal Prakarsa Tbk PT	12,750,200	16,172,888
Indofood CBP Sukses Makmur Tbk PT	16,187,100	10,135,140
Indofood Sukses Makmur Tbk PT	30,396,600	15,477,218
Jasa Marga Persero Tbk PT	15,139,595	4,848,593
Kalbe Farma Tbk PT	148,822,115	14,673,357
Matahari Department Store Tbk PT	17,225,400	11,343,103
Pakuwon Jati Tbk PT	140,732,000	5,671,819
Perusahaan Gas Negara Persero Tbk PT	75,511,900	11,249,344
Semen Indonesia Persero Tbk PT	20,716,200	12,523,647
Surya Citra Media Tbk PT	41,147,700	7,284,875
Telekomunikasi Indonesia Persero Tbk PT	348,302,200	88,234,886
Tower Bersama Infrastructure Tbk PT	15,590,400	5,694,227
Unilever Indonesia Tbk PT	10,498,700	34,454,172
United Tractors Tbk PT	11,676,353	29,453,485
Waskita Karya Persero Tbk PT	33,165,100	5,537,462
		747,943,874
Malaysia — 2.3%
AirAsia Group Bhd(c)	10,508,200	8,105,571
Alliance Bank Malaysia Bhd(c)	7,412,700	7,896,947
AMMB Holdings Bhd	11,951,775	10,660,503
Astro Malaysia Holdings Bhd	10,319,600	3,630,010
Axiata Group Bhd(c)	19,057,200	20,876,732
British American Tobacco Malaysia Bhd(c)	992,100	8,061,436
CIMB Group Holdings Bhd	31,787,700	47,122,470
Dialog Group Bhd	23,192,612	18,938,691
DiGi.Com Bhd(c)	22,944,100	25,480,634
Felda Global Ventures Holdings Bhd(c)	10,218,000	4,030,719
Fraser & Neave Holdings Bhd	619,700	5,888,707
Gamuda Bhd(c)	12,575,200	10,553,057
Genting Bhd(c)	14,951,000	33,019,922
Genting Malaysia Bhd(c)	20,727,800	25,935,790
Genting Plantations Bhd(c)	2,042,800	4,876,030
HAP Seng Consolidated Bhd(c)	4,129,900	10,169,101
Security	Shares	Value
Malaysia (continued)
Hartalega Holdings Bhd(c)	9,249,100	$ 14,175,756
Hong Leong Bank Bhd(c)	4,461,500	21,500,394
Hong Leong Financial Group Bhd(c)	1,477,700	7,017,219
IHH Healthcare Bhd(c)	16,846,200	25,396,281
IJM Corp. Bhd	20,184,040	8,570,610
IOI Corp. Bhd	14,855,920	17,282,138
IOI Properties Group Bhd(c)	15,224,456	6,043,880
Kuala Lumpur Kepong Bhd(c)	3,148,200	19,696,025
Malayan Banking Bhd	26,430,600	64,150,652
Malaysia Airports Holdings Bhd	6,231,100	13,041,473
Maxis Bhd(c)	13,704,300	19,936,658
MISC Bhd	8,217,300	12,119,485
My EG Services Bhd	13,763,100	3,077,678
Nestle Malaysia Bhd(c)	369,300	13,732,764
Petronas Chemicals Group Bhd(c)	16,757,600	33,894,141
Petronas Dagangan Bhd	1,467,900	9,235,230
Petronas Gas Bhd(c)	4,898,000	21,634,884
PPB Group Bhd(c)	3,503,800	17,536,607
Press Metal Aluminium Holdings Bhd(c)	9,219,300	10,956,605
Public Bank Bhd(c)	20,620,730	123,620,758
RHB Bank Bhd	5,606,525	7,522,323
RHB Bank Bhd, New(a)(d)	3,214,200	8
Sime Darby Bhd(c)	16,461,973	10,092,265
Sime Darby Plantation Bhd	16,658,673	23,188,203
Sime Darby Property Bhd(c)	17,301,973	4,999,314
SP Setia Bhd Group(c)	7,098,200	5,493,079
Telekom Malaysia Bhd(c)	7,813,000	7,204,450
Tenaga Nasional Bhd(c)	21,792,350	78,846,693
Top Glove Corp. Bhd	4,500,700	11,602,307
UMW Holdings Bhd(a)	3,086,900	4,963,859
Westports Holdings Bhd(c)	6,951,600	6,025,884
YTL Corp. Bhd(c)	24,293,889	5,798,793
		873,602,736
Mexico — 2.6%
Alfa SAB de CV, Class A	21,065,600	21,557,809
Alsea SAB de CV	2,513,000	8,213,674
America Movil SAB de CV, Series L, NVS	232,998,300	180,461,796
Arca Continental SAB de CV(c)	3,065,736	18,333,997
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	12,732,900	16,606,139
Cemex SAB de CV, CPO(a)	101,360,773	60,069,695
Coca-Cola Femsa SAB de CV, Series L, NVS	3,548,393	20,722,187
El Puerto de Liverpool SAB de CV, Series C1, NVS(c)	1,270,865	7,182,924
Fibra Uno Administracion SA de CV	22,087,900	30,385,156
Fomento Economico Mexicano SAB de CV	13,470,200	111,901,658
Gruma SAB de CV, Series B	1,495,390	15,628,351
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,494,300	21,180,935
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,467,440	23,219,581
Grupo Bimbo SAB de CV, Series A(c)	11,546,600	21,959,565
Grupo Carso SAB de CV, Series A1	3,634,141	11,289,728
Grupo Financiero Banorte SAB de CV, Class O	17,193,956	91,243,335
Grupo Financiero Inbursa SAB de CV, Class O(c)	16,181,200	22,777,098
Grupo Lala SAB de CV(c)	1,048,616	1,138,615
Grupo Mexico SAB de CV, Class B	24,522,888	60,681,048
Grupo Televisa SAB, CPO(c)	16,990,300	56,542,643
Industrias Penoles SAB de CV	984,413	16,571,178
Infraestructura Energetica Nova SAB de CV(c)	3,755,800	15,640,721

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	10,642,200	$ 17,649,788
Mexichem SAB de CV	7,406,434	20,795,483
Promotora y Operadora de Infraestructura SAB de CV	1,636,165	14,659,131
Wal-Mart de Mexico SAB de CV	35,960,600	89,953,611
		976,365,846
Pakistan — 0.1%
Habib Bank Ltd.	4,065,000	6,020,568
Lucky Cement Ltd.	928,050	4,386,167
MCB Bank Ltd.	2,635,600	4,655,995
Oil & Gas Development Co. Ltd.	4,566,700	6,417,916
United Bank Ltd./Pakistan	3,284,700	4,806,060
		26,286,706
Peru — 0.4%
Cia. de Minas Buenaventura SAA, ADR, NVS	1,280,703	19,812,476
Credicorp Ltd.	465,974	103,175,963
Southern Copper Corp.	587,160	28,706,252
		151,694,691
Philippines — 1.0%
Aboitiz Equity Ventures Inc.	14,799,150	16,282,149
Aboitiz Power Corp.	8,578,464	6,417,254
Alliance Global Group Inc.(a)	25,833,980	6,540,186
Ayala Corp.	1,767,646	31,627,894
Ayala Land Inc.	52,527,700	39,794,091
Bank of the Philippine Islands	6,528,624	11,805,718
BDO Unibank Inc.	13,692,121	34,011,702
DMCI Holdings Inc.	26,473,400	5,442,276
Globe Telecom Inc.	242,345	7,454,569
GT Capital Holdings Inc.	593,060	10,950,085
International Container Terminal Services Inc.	3,583,090	5,763,172
JG Summit Holdings Inc.	20,290,154	22,053,046
Jollibee Foods Corp.	3,193,739	16,657,013
Manila Electric Co.	1,232,170	7,570,966
Megaworld Corp.	76,860,200	7,110,251
Metro Pacific Investments Corp.	96,004,600	8,497,519
Metropolitan Bank & Trust Co.	5,542,030	8,375,997
PLDT Inc.	622,668	15,348,765
Robinsons Land Corp.	12,909,306	5,418,245
Security Bank Corp.	1,414,450	5,250,121
SM Investments Corp.	1,738,532	28,724,306
SM Prime Holdings Inc.	67,146,425	47,290,265
Universal Robina Corp.	6,288,540	15,321,699
		363,707,289
Poland — 1.1%
Alior Bank SA(a)	628,716	11,767,980
Bank Handlowy w Warszawie SA	238,434	5,136,344
Bank Millennium SA(a)	4,294,248	9,308,702
Bank Polska Kasa Opieki SA	1,130,923	34,174,523
Bank Zachodni WBK SA	241,297	22,631,275
CCC SA	202,785	14,952,294
CD Projekt SA	469,829	18,692,838
Cyfrowy Polsat SA	1,552,716	10,450,065
Dino Polska SA(a)(b)	317,344	9,555,273
Grupa Azoty SA	314,539	3,621,694
Grupa Lotos SA	648,410	9,565,570
Jastrzebska Spolka Weglowa SA(a)	369,183	8,324,142
KGHM Polska Miedz SA	970,516	22,223,695
LPP SA	9,078	23,113,659
mBank SA	104,210	11,869,476
Security	Shares	Value
Poland (continued)
Orange Polska SA(a)	4,568,893	$ 6,186,946
PGE Polska Grupa Energetyczna SA(a)	5,872,123	15,617,728
PLAY Communications SA(b)	741,062	4,987,484
Polski Koncern Naftowy ORLEN SA	2,074,020	45,687,582
Polskie Gornictwo Naftowe i Gazownictwo SA	12,216,135	18,886,760
Powszechna Kasa Oszczednosci Bank Polski SA(a)	6,219,588	63,107,868
Powszechny Zaklad Ubezpieczen SA	4,173,558	40,960,035
		410,821,933
Qatar — 0.7%
Barwa Real Estate Co.	740,330	6,950,285
Commercial Bank PQSC (The)	1,457,344	15,062,214
Doha Bank QPSC	699,459	4,988,612
Ezdan Holding Group QSC(a)	5,713,509	13,265,039
Industries Qatar QSC	1,074,058	30,144,199
Masraf Al Rayan QSC	2,721,683	24,940,378
Ooredoo QPSC	589,723	10,833,789
Qatar Electricity & Water Co. QSC	345,039	17,948,641
Qatar Gas Transport Co. Ltd.	388,732	1,564,506
Qatar Insurance Co. SAQ	1,146,092	10,336,008
Qatar Islamic Bank SAQ	734,787	23,092,731
Qatar National Bank QPSC	2,052,272	89,125,636
		248,252,038
Russia — 3.3%
Alrosa PJSC	18,134,300	25,691,046
Gazprom PJSC	59,898,719	139,349,633
Gazprom PJSC, ADR, NVS	6,941,709	31,529,242
Inter RAO UES PJSC	218,725,000	14,317,885
LUKOIL PJSC	2,416,473	163,185,349
LUKOIL PJSC, ADR, NVS	558,835	37,296,648
Magnit PJSC, GDR, NVS(e)	2,466,879	49,608,937
Magnitogorsk Iron & Steel Works PJSC	15,484,900	12,196,121
MMC Norilsk Nickel PJSC	441,681	78,737,597
Mobile TeleSystems PJSC, ADR, NVS	3,453,399	33,083,563
Moscow Exchange MICEX-RTS PJSC	9,717,490	17,553,924
Novatek PJSC, GDR, NVS(e)	630,522	90,858,220
Novolipetsk Steel PJSC	8,373,169	21,917,814
PhosAgro PJSC, GDR, NVS(e)	789,862	10,505,165
Polyus PJSC	196,295	11,810,297
Rosneft Oil Co. PJSC	6,670,147	41,233,928
Rosneft Oil Co. PJSC, GDR, NVS	1,041,033	6,350,301
Rosneft Oil Co. PJSC, GDR, NVS New	402,389	2,454,573
RusHydro PJSC	741,321,100	8,610,041
Sberbank of Russia PJSC	61,060,101	217,838,419
Sberbank of Russia PJSC, ADR	3,624,485	52,120,094
Severstal PJSC	1,452,753	23,373,643
Surgutneftegas OJSC	38,997,860	17,913,581
Surgutneftegas OJSC, ADR, NVS	1,139,160	5,069,262
Tatneft PJSC	10,593,671	113,283,570
VTB Bank PJSC	23,164,823,998	18,542,266
VTB Bank PJSC, GDR, NVS(e)	167,118	265,216
X5 Retail Group NV, GDR	526,734	15,279,533
		1,259,975,868
South Africa — 6.3%
Anglo American Platinum Ltd.	379,254	10,061,236
AngloGold Ashanti Ltd.	2,880,415	24,558,011
Aspen Pharmacare Holdings Ltd.	2,690,100	53,101,066
Barclays Africa Group Ltd.	4,965,384	63,387,547
Bid Corp. Ltd.	2,338,470	46,883,877

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Bidvest Group Ltd. (The)	2,329,474	$ 37,153,869
Capitec Bank Holdings Ltd.	280,725	19,382,327
Clicks Group Ltd.	1,655,756	26,407,118
Coronation Fund Managers Ltd.	1,594,289	7,868,852
Discovery Ltd.	2,478,691	30,168,987
Exxaro Resources Ltd.	1,747,360	17,294,242
FirstRand Ltd.	23,276,332	110,270,819
Fortress REIT Ltd., Series A	7,315,040	9,657,123
Fortress REIT Ltd., Series B	5,424,554	6,338,997
Foschini Group Ltd. (The)	1,563,291	22,741,471
Gold Fields Ltd.	5,829,033	20,793,976
Growthpoint Properties Ltd.	20,730,304	44,521,458
Hyprop Investments Ltd.	1,769,444	14,460,123
Imperial Holdings Ltd.	1,104,339	17,798,474
Investec Ltd.	1,955,865	14,227,702
Kumba Iron Ore Ltd.	449,336	10,294,815
Liberty Holdings Ltd.	897,279	8,605,802
Life Healthcare Group Holdings Ltd.	9,319,132	20,970,806
MMI Holdings Ltd./South Africa	6,810,694	10,056,058
Mondi Ltd.	825,173	22,850,744
Mr. Price Group Ltd.	1,748,699	34,656,411
MTN Group Ltd.	11,716,736	105,927,065
Naspers Ltd., Class N	3,033,066	724,678,856
Nedbank Group Ltd.	1,545,753	33,392,659
NEPI Rockcastle PLC	2,628,119	25,731,288
Netcare Ltd.	7,211,542	16,860,147
Pick n Pay Stores Ltd.	2,561,128	15,207,014
Pioneer Foods Group Ltd.	900,558	7,643,899
PSG Group Ltd.	1,007,217	17,319,520
Rand Merchant Investment Holdings Ltd.	4,732,176	14,347,853
Redefine Properties Ltd.	37,002,806	32,050,595
Reinet Investments SCA(a)	1,020,747	19,214,061
Remgro Ltd.	3,684,188	59,342,626
Resilient REIT Ltd.	1,945,575	8,780,819
RMB Holdings Ltd.	4,983,217	28,577,264
Sanlam Ltd.	11,598,069	69,643,359
Sappi Ltd.	3,729,189	24,506,940
Sasol Ltd.	3,846,015	138,930,269
Shoprite Holdings Ltd.	3,070,553	56,748,862
SPAR Group Ltd. (The)	1,364,082	20,760,111
Standard Bank Group Ltd.	8,939,082	146,384,967
Steinhoff International Holdings NV, Class H(a)	11,092,214	980,914
Telkom SA SOC Ltd.	1,921,042	7,863,152
Tiger Brands Ltd.	1,116,935	29,623,250
Truworths International Ltd.	3,062,016	20,328,015
Vodacom Group Ltd.	4,167,410	47,218,582
Woolworths Holdings Ltd./South Africa	6,926,288	31,905,222
		2,408,479,220
South Korea — 14.2%
Amorepacific Corp.(c)	221,143	68,212,855
AMOREPACIFIC Group	199,965	23,373,617
BGF retail Co. Ltd.(c)	56,717	9,602,349
BNK Financial Group Inc.	1,815,338	16,049,141
Celltrion Healthcare Co. Ltd.(a)(c)	238,188	22,052,194
Celltrion Inc.(a)(c)	562,554	138,557,528
Celltrion Pharm Inc.(a)	105,760	9,144,053
Cheil Worldwide Inc.	488,568	8,974,114
CJ CheilJedang Corp.	56,959	18,520,460
CJ Corp.	100,750	13,832,738
CJ E&M Corp.	131,736	11,072,203
Security	Shares	Value
South Korea (continued)
CJ Logistics Corp.(a)(c)	55,859	$ 7,747,039
Coway Co. Ltd.	343,516	27,820,351
Daelim Industrial Co. Ltd.	190,947	14,879,677
Daewoo Engineering & Construction Co. Ltd.(a)	1,132,053	6,773,730
DB Insurance Co. Ltd.	345,216	18,734,761
DGB Financial Group Inc.	1,175,760	11,289,128
Dongsuh Cos. Inc.	254,817	6,134,330
Doosan Bobcat Inc.	244,027	7,674,303
Doosan Heavy Industries & Construction Co. Ltd.(a)(c)	379,555	6,725,266
E-MART Inc.	144,677	33,553,736
GS Engineering & Construction Corp.(c)	348,608	15,862,723
GS Holdings Corp.	356,102	19,259,471
GS Retail Co. Ltd.(c)	187,856	6,578,750
Hana Financial Group Inc.	2,088,607	80,603,044
Hankook Tire Co. Ltd.	510,522	20,293,954
Hanmi Pharm Co. Ltd.(c)	43,433	19,461,143
Hanmi Science Co. Ltd.(c)	88,651	5,839,066
Hanon Systems	1,293,252	12,117,302
Hanssem Co. Ltd.(c)	72,910	7,643,054
Hanwha Chemical Corp.	744,115	17,844,402
Hanwha Corp.	286,808	9,578,448
Hanwha Life Insurance Co. Ltd.	1,793,462	9,267,205
HLB Inc.(a)	216,979	27,777,821
Hotel Shilla Co. Ltd.(c)	218,113	25,090,229
Hyosung Corp.	154,462	19,201,176
Hyundai Department Store Co. Ltd.	98,112	10,239,436
Hyundai Development Co. Engineering & Construction	460,781	19,834,165
Hyundai Engineering & Construction Co. Ltd.	538,533	36,869,739
Hyundai Glovis Co. Ltd.	128,717	16,060,519
Hyundai Heavy Industries Co. Ltd.(a)(c)	253,254	26,900,675
Hyundai Heavy Industries Holdings Co. Ltd.(a)	67,996	24,474,649
Hyundai Marine & Fire Insurance Co. Ltd.	437,715	13,826,426
Hyundai Mobis Co. Ltd.	488,666	98,825,723
Hyundai Motor Co.	1,062,923	137,062,291
Hyundai Steel Co.	555,379	31,840,458
Industrial Bank of Korea	1,747,094	25,283,795
ING Life Insurance Korea Ltd.(b)	229,751	8,568,106
Kakao Corp.(c)	316,950	30,432,140
Kangwon Land Inc.	807,646	20,117,162
KB Financial Group Inc.	2,739,005	131,620,631
KCC Corp.	41,439	13,243,412
KEPCO Plant Service & Engineering Co. Ltd.(c)	154,823	5,809,723
Kia Motors Corp.	1,813,810	52,414,473
Korea Aerospace Industries Ltd.(a)(c)	484,298	19,768,182
Korea Electric Power Corp.	1,773,096	54,527,698
Korea Gas Corp.(a)	192,858	10,788,383
Korea Investment Holdings Co. Ltd.	282,973	24,649,719
Korea Zinc Co. Ltd.(c)	58,790	22,115,446
Korean Air Lines Co. Ltd.	324,786	9,626,525
KT Corp.	169,957	4,257,005
KT&G Corp.	822,874	73,283,458
Kumho Petrochemical Co. Ltd.	128,009	12,468,987
LG Chem Ltd.	316,759	99,469,290
LG Corp.	652,374	44,421,589
LG Display Co. Ltd.	1,606,268	33,080,523
LG Electronics Inc.(c)	734,080	63,060,261
LG Household & Health Care Ltd.	64,781	80,709,572
LG Innotek Co. Ltd.(c)	99,016	13,227,241

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Lotte Chemical Corp.	110,636	$ 37,821,203
Lotte Corp.(a)(c)	209,725	11,401,164
Lotte Shopping Co. Ltd.	79,448	16,509,441
Medy-Tox Inc.(c)	29,667	20,740,342
Mirae Asset Daewoo Co. Ltd.	2,654,652	23,149,245
NAVER Corp.	193,386	120,019,699
NCSoft Corp.(c)	121,245	39,704,518
Netmarble Corp.(b)(c)	177,089	25,792,451
NH Investment & Securities Co. Ltd.	994,094	14,616,995
OCI Co. Ltd.	120,073	14,759,193
Orion Corp./Republic of Korea(c)	155,023	18,623,757
Ottogi Corp.	8,598	6,460,764
Pan Ocean Co. Ltd.(a)(c)	1,537,618	7,217,725
Pearl Abyss Corp.(a)	37,901	7,861,834
POSCO	532,818	167,810,855
Posco Daewoo Corp.	272,982	5,799,237
S-1 Corp.	123,968	10,166,308
Samsung Biologics Co. Ltd.(a)(b)(c)	114,539	46,221,499
Samsung C&T Corp.	522,485	60,830,157
Samsung Card Co. Ltd.	209,341	7,204,927
Samsung Electro-Mechanics Co. Ltd.	388,557	48,301,533
Samsung Electronics Co. Ltd.	33,244,394	1,563,607,566
Samsung Engineering Co. Ltd.(a)	1,052,041	18,006,546
Samsung Fire & Marine Insurance Co. Ltd.	213,259	49,558,309
Samsung Heavy Industries Co. Ltd.(a)	2,670,984	18,558,996
Samsung Life Insurance Co. Ltd.	481,558	46,013,706
Samsung SDI Co. Ltd.(c)	381,165	70,897,150
Samsung SDS Co. Ltd.	241,085	47,190,440
Samsung Securities Co. Ltd.	440,750	15,087,597
Shinhan Financial Group Co. Ltd.	3,005,783	121,993,605
Shinsegae Inc.(c)	51,474	20,963,019
SillaJen Inc.(a)(c)	354,519	26,475,049
SK Holdings Co. Ltd.(c)	219,124	56,308,129
SK Hynix Inc.	4,024,346	348,693,276
SK Innovation Co. Ltd.	446,741	85,373,761
SK Telecom Co. Ltd.	138,255	28,473,130
S-Oil Corp.	310,810	30,995,941
ViroMed Co. Ltd.(a)	94,726	23,287,156
Woori Bank	3,264,918	46,340,967
Yuhan Corp.	59,925	13,230,809
		5,388,086,762
Taiwan — 11.4%
Acer Inc.(c)	20,304,121	16,636,890
Advantech Co. Ltd.	2,459,126	16,661,468
Airtac International Group(c)	819,000	14,077,566
ASE Industrial Holding Co. Ltd.	24,349,110	61,763,675
Asia Cement Corp.	15,832,077	17,464,084
Asustek Computer Inc.	4,912,968	44,519,494
AU Optronics Corp.(c)	60,486,000	26,547,099
Catcher Technology Co. Ltd.	4,556,210	52,995,984
Cathay Financial Holding Co. Ltd.	56,477,644	101,036,387
Chailease Holding Co. Ltd.	8,105,932	28,948,308
Chang Hwa Commercial Bank Ltd.	36,521,940	21,392,789
Cheng Shin Rubber Industry Co. Ltd.(c)	13,353,128	20,322,836
Chicony Electronics Co. Ltd.	3,872,267	9,150,293
China Airlines Ltd.(a)	18,578,347	6,293,751
China Development Financial Holding Corp.	96,487,848	36,229,437
China Life Insurance Co. Ltd./Taiwan(c)	18,021,285	18,916,590
China Steel Corp.	88,121,313	69,411,177
Chunghwa Telecom Co. Ltd.	26,093,410	94,927,881
Security	Shares	Value
Taiwan (continued)
Compal Electronics Inc.	29,537,908	$ 19,421,484
CTBC Financial Holding Co. Ltd.	121,061,772	87,276,481
Delta Electronics Inc.	13,987,000	51,818,400
E.Sun Financial Holding Co. Ltd.	63,345,712	44,187,553
Eclat Textile Co. Ltd.(c)	1,260,427	15,396,969
Eva Airways Corp.	14,694,364	7,430,189
Evergreen Marine Corp. Taiwan Ltd.(a)	13,917,012	6,897,773
Far Eastern New Century Corp.	22,400,038	21,344,762
Far EasTone Telecommunications Co. Ltd.	11,058,000	28,197,226
Feng TAY Enterprise Co. Ltd.(c)	2,342,529	10,398,557
First Financial Holding Co. Ltd.	67,675,639	45,965,631
Formosa Chemicals & Fibre Corp.	23,670,090	90,851,938
Formosa Petrochemical Corp.	8,683,000	35,211,338
Formosa Plastics Corp.	29,708,280	106,591,462
Formosa Taffeta Co. Ltd.	5,549,000	6,176,565
Foxconn Technology Co. Ltd.(c)	6,490,637	15,987,484
Fubon Financial Holding Co. Ltd.	46,106,969	80,175,328
General Interface Solution Holding Ltd.(c)	1,217,000	7,778,499
Giant Manufacturing Co. Ltd.(c)	2,119,203	9,195,013
Globalwafers Co. Ltd.	1,553,000	30,737,079
Highwealth Construction Corp.(c)	5,922,170	8,973,734
Hiwin Technologies Corp.	1,490,971	21,149,231
Hon Hai Precision Industry Co. Ltd.	113,300,592	324,077,925
Hotai Motor Co. Ltd.(c)	1,893,000	17,280,026
HTC Corp.(a)(c)	4,560,708	8,920,030
Hua Nan Financial Holdings Co. Ltd.	53,164,305	31,762,130
Innolux Corp.(c)	62,071,002	24,031,628
Inventec Corp.	17,522,281	14,182,044
Largan Precision Co. Ltd.(c)	710,000	97,158,020
Lite-On Technology Corp.	14,794,246	19,306,611
Macronix International(a)(c)	12,523,000	20,689,502
MediaTek Inc.	10,424,338	108,378,462
Mega Financial Holding Co. Ltd.	75,310,162	65,981,067
Micro-Star International Co. Ltd.(c)	4,728,000	19,725,314
Nan Ya Plastics Corp.	34,295,160	95,806,448
Nanya Technology Corp.(c)	7,209,000	23,964,635
Nien Made Enterprise Co. Ltd.(c)	1,091,000	8,648,182
Novatek Microelectronics Corp.	4,096,000	18,524,039
Pegatron Corp.(c)	13,529,414	28,583,746
Phison Electronics Corp.	1,072,535	9,862,103
Pou Chen Corp.	15,468,220	18,947,105
Powertech Technology Inc.	5,076,300	15,146,812
President Chain Store Corp.	3,992,000	40,903,960
Quanta Computer Inc.(c)	18,634,000	32,962,368
Realtek Semiconductor Corp.	3,245,637	12,403,432
Ruentex Development Co. Ltd.(a)	6,865,430	8,283,474
Ruentex Industries Ltd.	4,039,598	8,264,852
Shin Kong Financial Holding Co. Ltd.(c)	57,043,865	22,846,866
SinoPac Financial Holdings Co. Ltd.	74,938,006	27,762,691
Standard Foods Corp.	3,256,615	6,652,031
Synnex Technology International Corp.	10,051,834	16,103,601
TaiMed Biologics Inc.(a)(c)	1,264,000	13,289,054
Taishin Financial Holding Co. Ltd.	65,843,006	32,414,410
Taiwan Business Bank	28,877,632	8,818,996
Taiwan Cement Corp.	24,767,296	36,041,390
Taiwan Cooperative Financial Holding Co. Ltd.	57,507,605	33,877,117
Taiwan High Speed Rail Corp.	11,507,000	8,890,978
Taiwan Mobile Co. Ltd.	11,123,600	40,838,943
Taiwan Semiconductor Manufacturing Co. Ltd.	170,250,000	1,272,833,470
Teco Electric and Machinery Co. Ltd.	13,750,000	11,082,973

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	33,514,839	$ 81,769,429
United Microelectronics Corp.(c)	83,491,000	46,397,048
Vanguard International Semiconductor Corp.	6,322,000	13,841,870
Walsin Technology Corp.	2,219,000	28,698,914
Win Semiconductors Corp.(c)	2,280,000	18,529,780
Winbond Electronics Corp.(c)	20,846,000	13,949,979
Wistron Corp.(c)	18,795,156	14,145,846
WPG Holdings Ltd.	11,173,532	16,222,440
Yageo Corp.(c)	1,488,000	47,230,212
Yuanta Financial Holding Co. Ltd.	71,804,635	33,791,544
Zhen Ding Technology Holding Ltd.(c)	3,172,075	7,167,514
		4,335,449,416
Thailand — 2.3%
Advanced Info Service PCL, NVDR	7,220,700	42,999,167
Airports of Thailand PCL, NVDR	29,720,000	63,639,262
Bangkok Bank PCL	1,703,900	10,279,859
Bangkok Dusit Medical Services PCL, NVDR	27,256,100	22,791,518
Bangkok Expressway & Metro PCL, NVDR	53,190,600	13,634,352
Banpu PCL, NVDR	14,545,200	9,548,271
Berli Jucker PCL, NVDR	8,464,000	15,081,213
BTS Group Holdings PCL, NVDR	40,391,100	12,247,380
Bumrungrad Hospital PCL, NVDR	2,517,500	15,149,070
Central Pattana PCL, NVDR	9,639,500	22,976,301
Charoen Pokphand Foods PCL, NVDR	21,496,600	16,799,469
CP ALL PCL, NVDR	34,933,800	88,180,817
Delta Electronics Thailand PCL, NVDR	3,575,100	7,208,314
Electricity Generating PCL, NVDR	878,800	6,620,531
Energy Absolute PCL, NVDR(c)	7,968,300	9,652,130
Glow Energy PCL, NVDR	3,640,700	9,673,632
Home Product Center PCL, NVDR	28,474,114	12,995,376
Indorama Ventures PCL, NVDR	11,073,280	20,163,131
IRPC PCL, NVDR	71,196,900	14,688,951
Kasikornbank PCL	8,546,700	52,097,734
Kasikornbank PCL, NVDR	4,419,700	26,457,410
Krung Thai Bank PCL, NVDR(c)	24,561,000	13,435,996
Land & Houses PCL, NVDR	21,082,500	7,315,278
Minor International PCL, NVDR	15,766,620	16,017,979
PTT Exploration & Production PCL, NVDR	9,670,139	40,657,508
PTT Global Chemical PCL, NVDR	15,727,130	43,877,660
PTT PCL, NVDR	73,164,700	119,501,581
Robinson PCL, NVDR	3,605,300	7,100,153
Siam Cement PCL (The), NVDR	2,601,900	36,275,317
Siam Commercial Bank PCL (The), NVDR	12,680,300	52,718,972
Thai Oil PCL, NVDR	7,842,300	22,553,661
Thai Union Group PCL, NVDR(c)	13,728,900	7,424,507
TMB Bank PCL, NVDR	81,539,500	6,321,287
True Corp. PCL, NVDR(c)	70,592,101	15,777,853
		881,861,640
Turkey — 0.7%
Akbank Turk AS	15,149,309	26,809,982
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,458,877	8,102,282
Arcelik AS	1,655,356	6,063,321
Aselsan Elektronik Sanayi Ve Ticaret AS(c)	1,471,183	7,651,857
BIM Birlesik Magazalar AS	1,482,797	22,630,264
Coca-Cola Icecek AS	529,052	4,155,509
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(c)	12,918,829	5,893,613
Enka Insaat ve Sanayi AS	1	—
Eregli Demir ve Celik Fabrikalari TAS	9,905,785	24,516,405
Ford Otomotiv Sanayi AS	503,496	7,101,730
Security	Shares	Value
Turkey (continued)
Haci Omer Sabanci Holding AS	6,430,524	$ 13,222,579
KOC Holding AS	5,271,809	16,230,960
Petkim Petrokimya Holding AS	4,928,926	5,116,363
TAV Havalimanlari Holding AS	1,182,769	5,719,061
Tofas Turk Otomobil Fabrikasi AS	867,922	4,781,992
Tupras Turkiye Petrol Rafinerileri AS	869,222	20,325,173
Turk Hava Yollari AO(a)	3,813,142	13,992,179
Turk Telekomunikasyon AS(a)(c)	193,825	253,310
Turkcell Iletisim Hizmetleri AS	7,673,887	20,294,801
Turkiye Garanti Bankasi AS	15,815,347	31,055,933
Turkiye Halk Bankasi AS(c)	4,122,912	6,978,361
Turkiye Is Bankasi AS, Class C	10,917,378	14,340,119
Turkiye Sise ve Cam Fabrikalari AS	5,424,954	4,758,469
Turkiye Vakiflar Bankasi TAO, Class D	5,100,952	6,149,315
Ulker Biskuvi Sanayi AS	1,090,999	4,207,756
Yapi ve Kredi Bankasi AS(a)(c)	5,808,182	5,145,818
		285,497,152
United Arab Emirates — 0.6%
Abu Dhabi Commercial Bank PJSC	14,968,560	28,648,157
Aldar Properties PJSC	23,604,726	13,173,894
DAMAC Properties Dubai Co. PJSC	11,694,929	7,609,512
DP World Ltd.	1,193,420	26,851,950
Dubai Investments PJSC	5,617,760	3,150,589
Dubai Islamic Bank PJSC	9,477,592	13,081,794
Emaar Development PJSC(a)	4,129,308	5,958,192
Emaar Malls PJSC	14,414,197	8,044,622
Emaar Properties PJSC	25,140,108	35,590,314
Emirates Telecommunications Group Co. PJSC	12,554,494	55,370,133
First Abu Dhabi Bank PJSC	10,047,027	33,643,720
		231,122,877
Total Common Stocks — 96.5% (Cost: $29,519,210,856)		36,628,901,873
Preferred Stocks
Brazil — 2.1%
Banco Bradesco SA, Preference Shares, NVS	23,140,246	181,254,542
Braskem SA, Class A, Preference Shares, NVS	1,218,900	14,859,645
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	1,673,337	7,526,321
Cia. Brasileira de Distribuicao, Preference Shares, NVS	1,102,086	23,527,030
Cia. Energetica de Minas Gerais, Preference Shares, NVS	6,116,310	12,597,064
Gerdau SA, Preference Shares, NVS	7,194,385	28,591,694
Itau Unibanco Holding SA, Preference Shares, NVS	22,318,153	257,578,232
Itausa-Investimentos Itau SA, Preference Shares, NVS	28,125,357	84,812,975
Lojas Americanas SA, Preference Shares, NVS	5,154,124	24,593,865
Petroleo Brasileiro SA, Preference Shares, NVS	27,026,927	137,745,485
Telefonica Brasil SA, Preference Shares, NVS	3,096,267	37,829,822
		810,916,675
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares	1,904,817	8,229,133
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	671,735	34,985,965
		43,215,098

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,162,913	$ 36,688,852
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	23,640,098	10,191,091
Grupo de Inversiones Suramericana SA, Preference Shares, NVS	641,175	7,837,063
		54,717,006
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares, NVS	48,423,574	23,680,567
Transneft PJSC, Preference Shares	3,495	9,566,355
		33,246,922
South Korea — 0.8%
Amorepacific Corp., Preference Shares, NVS	64,345	9,699,951
Hyundai Motor Co.
Preference Shares, NVS	165,055	13,688,870
Series 2, Preference Shares, NVS(c)	261,879	22,957,990
LG Chem Ltd., Preference Shares, NVS	54,163	9,873,398
LG Household & Health Care Ltd., Preference Shares, NVS	14,727	10,014,278
Samsung Electronics Co. Ltd., Preference Shares, NVS	5,973,341	224,426,282
		290,660,769
Total Preferred Stocks — 3.2% (Cost: $909,869,126)		1,232,756,470
Rights
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(a)	3,265,250	1,742,344
Total Rights — 0.0% (Cost: $0)		1,742,344
Security	Shares	Value
Short-Term Investments
Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	1,993,963,822	$ 1,994,362,615
Total Short-Term Investments — 5.3% (Cost: $1,994,006,173)		1,994,362,615
Total Investments in Securities — 105.0% (Cost: $32,423,086,155)		39,857,763,302
Other Assets, Less Liabilities — (5.0)%		(1,882,818,962)
Net Assets — 100.0%		$ 37,974,944,340

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,193,968,858	(200,005,036)	1,993,963,822	$1,994,362,615	$16,717,408 (a)	$ (77,722)	$ (32,088)
BlackRock Cash Funds: Treasury, SL Agency Shares	94,337,685	(94,337,685)	—	—	546,266	—	—
				$1,994,362,615	$17,263,674	$ (77,722)	$ (32,088)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	1,284	06/15/18	$ 72,013	$ (142,100)

iShares® MSCI Emerging Markets ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$36,326,648,956	$ 288,670,725	$ 13,582,192	$36,628,901,873
Preferred Stocks	1,232,756,470	—	—	1,232,756,470
Rights	—	1,742,344	—	1,742,344
Money Market Funds	1,994,362,615	—	—	1,994,362,615
	$39,553,768,041	$ 290,413,069	$ 13,582,192	$39,857,763,302
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (142,100)	$ —	$ —	$ (142,100)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 5.8%
Ambev SA	13,000	$ 68,734
B3 SA - Brasil, Bolsa, Balcao	6,200	36,244
Banco Bradesco SA	2,420	16,948
Banco do Brasil SA	2,600	21,203
Banco Santander Brasil SA, NVS	1,200	10,885
BB Seguridade Participacoes SA	2,400	16,795
BR Malls Participacoes SA	3,000	8,298
BRF SA(a)	1,400	8,053
CCR SA	4,000	11,063
Centrais Eletricas Brasileiras SA(a)	1,200	4,714
Cia. de Saneamento Basico do Estado de Sao Paulo	1,000	7,022
Cia. Siderurgica Nacional SA(a)	1,800	3,722
Cielo SA	3,600	16,385
Embraer SA	2,000	12,078
Equatorial Energia SA	600	9,794
Fibria Celulose SA	800	15,205
Hypera SA	1,000	7,572
JBS SA	2,600	6,235
Klabin SA, NVS	1,800	10,145
Kroton Educacional SA	3,400	9,869
Localiza Rent a Car SA	1,600	10,625
Lojas Renner SA	2,400	19,121
Magazine Luiza SA	200	5,823
Multiplan Empreendimentos Imobiliarios SA	400	6,302
Petroleo Brasileiro SA	8,200	48,860
Raia Drogasil SA	600	10,033
Rumo SA(a)	3,400	12,608
Suzano Papel e Celulose SA	1,400	16,203
TIM Participacoes SA	2,600	9,362
Ultrapar Participacoes SA	1,000	13,426
Vale SA	8,871	120,605
WEG SA	2,340	10,795
		584,727
Chile — 1.4%
Banco de Chile	52,327	8,114
Banco de Credito e Inversiones SA	101	7,104
Banco Santander Chile	153,417	12,302
Cencosud SA	3,790	10,040
Cia. Cervecerias Unidas SA	468	5,953
Empresas CMPC SA	2,794	10,571
Empresas COPEC SA	1,394	21,258
Enel Americas SA	103,930	20,080
Enel Chile SA	123,005	13,279
Latam Airlines Group SA	1,112	13,392
SACI Falabella	2,030	18,981
		141,074
Colombia — 0.6%
Bancolombia SA	980	11,239
Ecopetrol SA	14,616	15,638
Grupo Argos SA/Colombia	1,430	9,616
Grupo de Inversiones Suramericana SA	988	12,699
Interconexion Electrica SA ESP	1,712	8,394
		57,586
Czech Republic — 0.2%
CEZ AS	612	15,288
Komercni Banka AS	260	10,521
		25,809
Security	Shares	Value
Egypt — 0.2%
Commercial International Bank Egypt SAE	3,660	$ 17,229
Greece — 0.4%
Alpha Bank AE(a)	4,454	9,519
Eurobank Ergasias SA(a)	4,724	4,963
Hellenic Telecommunications Organization SA	1,016	12,156
JUMBO SA	434	6,961
OPAP SA	971	10,428
		44,027
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	1,104	10,392
OTP Bank Nyrt	680	24,333
Richter Gedeon Nyrt	416	8,127
		42,852
Indonesia — 3.0%
Adaro Energy Tbk PT	44,800	6,078
Astra International Tbk PT	61,400	30,490
Bank Central Asia Tbk PT	30,400	49,664
Bank Mandiri Persero Tbk PT	57,000	28,920
Bank Negara Indonesia Persero Tbk PT	22,200	13,540
Bank Rakyat Indonesia Persero Tbk PT	161,400	35,776
Charoen Pokphand Indonesia Tbk PT	26,000	6,886
Gudang Garam Tbk PT	1,600	7,888
Hanjaya Mandala Sampoerna Tbk PT	32,600	8,892
Indah Kiat Pulp & Paper Corp. Tbk PT	7,000	9,421
Indocement Tunggal Prakarsa Tbk PT	5,800	7,357
Indofood Sukses Makmur Tbk PT	16,000	8,147
Kalbe Farma Tbk PT	56,200	5,541
Matahari Department Store Tbk PT	9,000	5,927
Perusahaan Gas Negara Persero Tbk PT	31,000	4,618
Semen Indonesia Persero Tbk PT	11,400	6,892
Telekomunikasi Indonesia Persero Tbk PT	141,400	35,821
Unilever Indonesia Tbk PT	5,000	16,409
United Tractors Tbk PT	4,600	11,603
		299,870
Malaysia — 3.4%
AMMB Holdings Bhd	300	268
Axiata Group Bhd	8,600	9,421
British American Tobacco Malaysia Bhd	400	3,250
CIMB Group Holdings Bhd	13,600	20,161
Dialog Group Bhd	8,800	7,186
DiGi.Com Bhd	10,200	11,328
Gamuda Bhd	7,600	6,378
Genting Bhd	6,800	15,018
Genting Malaysia Bhd	9,200	11,512
Hartalega Holdings Bhd	3,600	5,518
Hong Leong Bank Bhd	2,600	12,530
IHH Healthcare Bhd	6,000	9,045
IOI Corp. Bhd	8,200	9,539
Kuala Lumpur Kepong Bhd	2,000	12,513
Malayan Banking Bhd	12,400	30,096
Malaysia Airports Holdings Bhd	4,800	10,046
Maxis Bhd	6,800	9,892
MISC Bhd	6,000	8,849
Nestle Malaysia Bhd	200	7,437
Petronas Chemicals Group Bhd	6,800	13,754
Petronas Gas Bhd	2,400	10,601
PPB Group Bhd	2,200	11,011
Press Metal Aluminium Holdings Bhd	3,000	3,565

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Public Bank Bhd	8,400	$ 50,358
Sime Darby Bhd	6,000	3,678
Sime Darby Plantation Bhd	6,800	9,465
Sime Darby Property Bhd	12,800	3,699
Tenaga Nasional Bhd	9,800	35,457
YTL Corp. Bhd	25,840	6,168
		347,743
Mexico — 3.9%
Alfa SAB de CV, Class A	9,800	10,029
America Movil SAB de CV, Series L, NVS	94,200	72,960
Arca Continental SAB de CV	1,200	7,176
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B	4,200	5,478
Cemex SAB de CV, CPO(a)	40,400	23,942
Coca-Cola Femsa SAB de CV, Series L, NVS	1,400	8,176
Fibra Uno Administracion SA de CV	8,600	11,831
Fomento Economico Mexicano SAB de CV	5,400	44,860
Gruma SAB de CV, Series B	730	7,629
Grupo Aeroportuario del Pacifico SAB de CV, Series B	1,200	10,190
Grupo Aeroportuario del Sureste SAB de CV, Class B	770	12,184
Grupo Bimbo SAB de CV, Series A	6,000	11,411
Grupo Financiero Banorte SAB de CV, Class O	7,000	37,147
Grupo Financiero Inbursa SAB de CV, Class O	7,000	9,853
Grupo Mexico SAB de CV, Class B	9,800	24,250
Grupo Televisa SAB, CPO	7,200	23,961
Industrias Penoles SAB de CV	400	6,733
Infraestructura Energetica Nova SAB de CV	1,200	4,997
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	8,292
Mexichem SAB de CV	3,600	10,108
Promotora y Operadora de Infraestructura SAB de CV	670	6,003
Wal-Mart de Mexico SAB de CV	14,800	37,022
		394,232
Pakistan — 0.1%
Lucky Cement Ltd.	1,350	6,380
Peru — 0.6%
Cia. de Minas Buenaventura SAA, ADR, NVS	538	8,323
Credicorp Ltd.	190	42,070
Southern Copper Corp.	258	12,613
		63,006
Philippines — 1.4%
Aboitiz Equity Ventures Inc.	7,300	8,032
Ayala Corp.	790	14,135
Ayala Land Inc.	26,000	19,697
BDO Unibank Inc.	7,400	18,382
GT Capital Holdings Inc.	360	6,647
JG Summit Holdings Inc.	9,680	10,521
Jollibee Foods Corp.	1,620	8,449
Metro Pacific Investments Corp.	66,600	5,895
PLDT Inc.	300	7,395
SM Investments Corp.	720	11,896
SM Prime Holdings Inc.	31,000	21,833
Universal Robina Corp.	3,740	9,112
		141,994
Poland — 1.6%
Alior Bank SA(a)	384	7,188
Bank Polska Kasa Opieki SA	562	16,983
Bank Zachodni WBK SA	122	11,442
CCC SA	96	7,079
Security	Shares	Value
Poland (continued)
CD Projekt SA	194	$ 7,719
KGHM Polska Miedz SA	454	10,396
LPP SA	4	10,185
mBank SA	26	2,961
PGE Polska Grupa Energetyczna SA(a)	3,406	9,059
Polski Koncern Naftowy ORLEN SA	916	20,178
Polskie Gornictwo Naftowe i Gazownictwo SA	6,568	10,154
Powszechna Kasa Oszczednosci Bank Polski SA(a)	2,791	28,319
Powszechny Zaklad Ubezpieczen SA	1,962	19,255
		160,918
Qatar — 1.0%
Commercial Bank PQSC (The)	470	4,858
Ezdan Holding Group QSC(a)	2,628	6,101
Industries Qatar QSC	507	14,229
Masraf Al Rayan QSC	1,254	11,491
Ooredoo QPSC	320	5,879
Qatar Electricity & Water Co. QSC	208	10,820
Qatar Insurance Co. SAQ	660	5,952
Qatar Islamic Bank SAQ	247	7,763
Qatar National Bank QPSC	713	30,964
		98,057
Russia — 4.9%
Alrosa PJSC	8,000	11,334
Gazprom PJSC	29,640	68,955
Inter RAO UES PJSC	118,000	7,724
LUKOIL PJSC	1,244	84,008
Magnit PJSC, GDR, NVS(b)	1,006	20,231
MMC Norilsk Nickel PJSC	176	31,375
Mobile TeleSystems PJSC, ADR, NVS	1,392	13,335
Moscow Exchange MICEX-RTS PJSC	4,900	8,852
Novatek PJSC, GDR, NVS(b)	254	36,601
Novolipetsk Steel PJSC	4,620	12,093
Polyus PJSC	62	3,730
Rosneft Oil Co. PJSC, GDR, NVS(b)	3,122	19,044
RusHydro PJSC	498,000	5,784
Sberbank of Russia PJSC, ADR	7,118	102,357
Severstal PJSC	500	8,045
Surgutneftegas OJSC	20,000	9,187
Tatneft PJSC	4,363	46,656
VTB Bank PJSC, GDR, NVS(b)	4,038	6,408
X5 Retail Group NV, GDR(b)	181	5,251
		500,970
South Africa — 9.5%
AngloGold Ashanti Ltd.	1,138	9,702
Aspen Pharmacare Holdings Ltd.	1,154	22,779
Barclays Africa Group Ltd.	1,882	24,025
Bid Corp. Ltd.	1,052	21,092
Bidvest Group Ltd. (The)	852	13,589
Capitec Bank Holdings Ltd.	116	8,009
Clicks Group Ltd.	650	10,367
Discovery Ltd.	1,012	12,317
Exxaro Resources Ltd.	638	6,315
FirstRand Ltd.	9,082	43,026
Fortress REIT Ltd., Series B	3,383	3,953
Foschini Group Ltd. (The)	688	10,008
Gold Fields Ltd.	2,526	9,011
Growthpoint Properties Ltd.	8,140	17,482
Hyprop Investments Ltd.	880	7,191
Imperial Holdings Ltd.	504	8,123

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
Investec Ltd.	800	$ 5,820
Life Healthcare Group Holdings Ltd.	4,170	9,384
Mondi Ltd.	360	9,969
Mr. Price Group Ltd.	766	15,181
MTN Group Ltd.	5,190	46,921
Naspers Ltd., Class N	1,226	292,923
Nedbank Group Ltd.	510	11,017
NEPI Rockcastle PLC	1,104	10,809
Netcare Ltd.	4,040	9,445
Pick n Pay Stores Ltd.	884	5,249
PSG Group Ltd.	428	7,360
Rand Merchant Investment Holdings Ltd.	2,390	7,246
Redefine Properties Ltd.	15,868	13,744
Reinet Investments SCA(a)	408	7,680
Remgro Ltd.	1,462	23,549
Resilient REIT Ltd.	844	3,809
RMB Holdings Ltd.	1,942	11,137
Sanlam Ltd.	4,776	28,679
Sappi Ltd.	1,684	11,067
Sasol Ltd.	1,598	57,725
Shoprite Holdings Ltd.	1,232	22,769
SPAR Group Ltd. (The)	720	10,958
Standard Bank Group Ltd.	3,732	61,115
Tiger Brands Ltd.	488	12,943
Truworths International Ltd.	1,290	8,564
Vodacom Group Ltd.	1,542	17,472
Woolworths Holdings Ltd./South Africa	3,244	14,943
		964,467
South Korea — 21.3%
Amorepacific Corp.	98	30,229
AMOREPACIFIC Group	96	11,221
BGF retail Co. Ltd.	29	4,910
BNK Financial Group Inc.	788	6,967
Celltrion Healthcare Co. Ltd.(a)	97	8,981
Celltrion Inc.(a)	226	55,664
Celltrion Pharm Inc.(a)	44	3,804
CJ CheilJedang Corp.	28	9,104
CJ Corp.	52	7,139
CJ E&M Corp.	54	4,539
Coway Co. Ltd.	160	12,958
Daelim Industrial Co. Ltd.	116	9,039
DB Insurance Co. Ltd.	152	8,249
DGB Financial Group Inc.	506	4,858
E-MART Inc.	66	15,307
GS Holdings Corp.	154	8,329
Hana Financial Group Inc.	880	33,961
Hankook Tire Co. Ltd.	246	9,779
Hanmi Pharm Co. Ltd.	16	7,169
Hanon Systems	638	5,978
Hanwha Chemical Corp.	362	8,681
Hanwha Corp.	104	3,473
HLB Inc.(a)	86	11,010
Hotel Shilla Co. Ltd.	92	10,583
Hyosung Corp.	72	8,950
Hyundai Development Co. Engineering & Construction	160	6,887
Hyundai Engineering & Construction Co. Ltd.	232	15,884
Hyundai Glovis Co. Ltd.	62	7,736
Hyundai Heavy Industries Co. Ltd.(a)	110	11,684
Hyundai Heavy Industries Holdings Co. Ltd.(a)	32	11,518
Hyundai Marine & Fire Insurance Co. Ltd.	202	6,381
Security	Shares	Value
South Korea (continued)
Hyundai Mobis Co. Ltd.	198	$ 40,043
Hyundai Motor Co.	436	56,222
Hyundai Steel Co.	242	13,874
Industrial Bank of Korea	744	10,767
Kakao Corp.	126	12,098
Kangwon Land Inc.	378	9,415
KB Financial Group Inc.	1,040	49,976
KCC Corp.	26	8,309
KEPCO Plant Service & Engineering Co. Ltd.	62	2,327
Kia Motors Corp.	802	23,176
Korea Aerospace Industries Ltd.(a)	232	9,470
Korea Electric Power Corp.	766	23,557
Korea Investment Holdings Co. Ltd.	126	10,976
Korea Zinc Co. Ltd.	26	9,781
KT&G Corp.	330	29,389
LG Chem Ltd.	136	42,707
LG Corp.	306	20,836
LG Display Co. Ltd.	702	14,457
LG Electronics Inc.	300	25,771
LG Household & Health Care Ltd.	28	34,885
LG Innotek Co. Ltd.	46	6,145
Lotte Chemical Corp.	48	16,409
Lotte Corp.(a)	78	4,240
Lotte Shopping Co. Ltd.	35	7,273
Medy-Tox Inc.	14	9,787
Mirae Asset Daewoo Co. Ltd.	1,168	10,185
NAVER Corp.	80	49,650
NCSoft Corp.	52	17,029
Netmarble Corp.(c)	68	9,904
NH Investment & Securities Co. Ltd.	514	7,558
OCI Co. Ltd.	46	5,654
Orion Corp./Republic of Korea	58	6,968
POSCO	222	69,919
Samsung Biologics Co. Ltd.(a)(c)	46	18,563
Samsung C&T Corp.	218	25,381
Samsung Electro-Mechanics Co. Ltd.	162	20,138
Samsung Electronics Co. Ltd.	13,254	623,385
Samsung Engineering Co. Ltd.(a)	390	6,675
Samsung Fire & Marine Insurance Co. Ltd.	92	21,379
Samsung Heavy Industries Co. Ltd.(a)	1,178	8,185
Samsung Life Insurance Co. Ltd.	220	21,021
Samsung SDI Co. Ltd.	158	29,388
Samsung SDS Co. Ltd.	100	19,574
Samsung Securities Co. Ltd.	254	8,695
Shinhan Financial Group Co. Ltd.	1,262	51,220
Shinsegae Inc.	20	8,145
SillaJen Inc.(a)	146	10,903
SK Holdings Co. Ltd.	100	25,697
SK Hynix Inc.	1,624	140,713
SK Innovation Co. Ltd.	182	34,781
SK Telecom Co. Ltd.	58	11,945
S-Oil Corp.	126	12,566
ViroMed Co. Ltd.(a)	38	9,342
Woori Bank	1,004	14,250
Yuhan Corp.	33	7,286
		2,158,961
Taiwan — 17.0%
Acer Inc.	8,000	6,555
ASE Industrial Holding Co. Ltd.	10,000	25,366
Asia Cement Corp.	10,000	11,031

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Asustek Computer Inc.	2,000	$ 18,123
AU Optronics Corp.	26,000	11,411
Catcher Technology Co. Ltd.	2,000	23,263
Cathay Financial Holding Co. Ltd.	24,000	42,935
Chailease Holding Co. Ltd.	4,000	14,285
Chang Hwa Commercial Bank Ltd.	16,800	9,841
Cheng Shin Rubber Industry Co. Ltd.	4,000	6,088
China Airlines Ltd.(a)	11,000	3,726
China Development Financial Holding Corp.	48,000	18,023
China Life Insurance Co. Ltd./Taiwan	8,720	9,153
China Steel Corp.	36,000	28,356
Chunghwa Telecom Co. Ltd.	10,000	36,380
Compal Electronics Inc.	16,000	10,520
CTBC Financial Holding Co. Ltd.	44,000	31,721
Delta Electronics Inc.	6,000	22,229
E.Sun Financial Holding Co. Ltd.	26,074	18,188
Far Eastern New Century Corp.	10,000	9,529
Far EasTone Telecommunications Co. Ltd.	6,000	15,300
Feng TAY Enterprise Co. Ltd.	2,000	8,878
First Financial Holding Co. Ltd.	26,520	18,012
Formosa Chemicals & Fibre Corp.	10,000	38,383
Formosa Petrochemical Corp.	4,000	16,221
Formosa Plastics Corp.	12,000	43,055
Foxconn Technology Co. Ltd.	4,000	9,853
Fubon Financial Holding Co. Ltd.	16,000	27,822
Hon Hai Precision Industry Co. Ltd.	44,000	125,855
Hotai Motor Co. Ltd.	600	5,477
Hua Nan Financial Holdings Co. Ltd.	23,100	13,801
Innolux Corp.	28,000	10,841
Inventec Corp.	10,000	8,094
Largan Precision Co. Ltd.	288	39,411
Lite-On Technology Corp.	8,000	10,440
Macronix International(a)	6,000	9,913
MediaTek Inc.	4,000	41,587
Mega Financial Holding Co. Ltd.	32,000	28,036
Micro-Star International Co. Ltd.	2,000	8,344
Nan Ya Plastics Corp.	14,000	39,110
Nanya Technology Corp.	4,000	13,297
Novatek Microelectronics Corp.	2,000	9,045
Pegatron Corp.	6,000	12,676
Pou Chen Corp.	8,000	9,799
Powertech Technology Inc.	2,000	5,968
President Chain Store Corp.	2,000	20,493
Quanta Computer Inc.	8,000	14,151
Shin Kong Financial Holding Co. Ltd.	26,000	10,413
SinoPac Financial Holdings Co. Ltd.	39,470	14,623
Synnex Technology International Corp.	2,000	3,204
Taishin Financial Holding Co. Ltd.	35,460	17,457
Taiwan Cement Corp.	10,000	14,552
Taiwan Cooperative Financial Holding Co. Ltd.	24,720	14,562
Taiwan High Speed Rail Corp.	8,000	6,181
Taiwan Mobile Co. Ltd.	4,000	14,685
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	508,386
Teco Electric and Machinery Co. Ltd.	10,000	8,060
Uni-President Enterprises Corp.	14,000	34,157
United Microelectronics Corp.	36,000	20,006
Vanguard International Semiconductor Corp.	2,000	4,379
Walsin Technology Corp.	1,000	12,933
Win Semiconductors Corp.	1,000	8,127
Winbond Electronics Corp.	10,000	6,692
Security	Shares	Value
Taiwan (continued)
Wistron Corp.	10,296	$ 7,749
WPG Holdings Ltd.	8,000	11,615
Yageo Corp.	1,000	31,741
Yuanta Financial Holding Co. Ltd.	26,000	12,236
		1,722,343
Thailand — 3.5%
Advanced Info Service PCL, NVDR	3,400	20,247
Airports of Thailand PCL, NVDR	11,800	25,267
Bangkok Dusit Medical Services PCL, NVDR	14,400	12,041
Banpu PCL, NVDR	11,000	7,221
Berli Jucker PCL, NVDR	5,400	9,622
Bumrungrad Hospital PCL, NVDR	1,400	8,425
Central Pattana PCL, NVDR	3,700	8,819
Charoen Pokphand Foods PCL, NVDR	11,800	9,222
CP ALL PCL, NVDR	14,800	37,359
Energy Absolute PCL, NVDR	4,600	5,572
Indorama Ventures PCL, NVDR	6,400	11,654
Kasikornbank PCL	3,400	20,725
Kasikornbank PCL, NVDR	2,400	14,367
Krung Thai Bank PCL, NVDR	14,200	7,768
Minor International PCL, NVDR	6,600	6,705
PTT Exploration & Production PCL, NVDR	4,800	20,181
PTT Global Chemical PCL, NVDR	7,400	20,645
PTT PCL, NVDR	30,000	49,000
Siam Cement PCL (The), NVDR	1,100	15,336
Siam Commercial Bank PCL (The), NVDR	5,400	22,451
Thai Oil PCL, NVDR	3,400	9,778
True Corp. PCL, NVDR	35,600	7,957
		350,362
Turkey — 1.1%
Akbank Turk AS	7,804	13,811
Arcelik AS	1,020	3,736
BIM Birlesik Magazalar AS	714	10,897
Eregli Demir ve Celik Fabrikalari TAS	4,508	11,157
Haci Omer Sabanci Holding AS	3,188	6,555
KOC Holding AS	2,438	7,506
Petkim Petrokimya Holding AS	3,454	3,585
Tupras Turkiye Petrol Rafinerileri AS	408	9,540
Turk Hava Yollari AO(a)	1,854	6,803
Turkcell Iletisim Hizmetleri AS	3,628	9,595
Turkiye Garanti Bankasi AS	7,000	13,746
Turkiye Halk Bankasi AS	2,200	3,724
Turkiye Is Bankasi AS, Class C	5,900	7,750
Turkiye Vakiflar Bankasi TAO, Class D	3,800	4,581
		112,986
United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	6,136	11,744
Aldar Properties PJSC	17,462	9,746
DAMAC Properties Dubai Co. PJSC	7,026	4,571
DP World Ltd.	546	12,285
Dubai Islamic Bank PJSC	3,200	4,417
Emaar Properties PJSC	10,876	15,397
Emirates Telecommunications Group Co. PJSC	5,602	24,707
First Abu Dhabi Bank PJSC	4,000	13,394
		96,261
Total Common Stocks — 82.2% (Cost: $8,208,622)		8,331,854

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Investment Companies
India — 12.5%
iShares MSCI India ETF(d)	37,681	$ 1,267,965
Total Investment Companies — 12.5% (Cost: $1,268,884)		1,267,965
Preferred Stocks
Brazil — 3.3%
Banco Bradesco SA, Preference Shares, NVS	9,680	75,822
Braskem SA, Class A, Preference Shares, NVS	400	4,876
Cia. Brasileira de Distribuicao, Preference Shares, NVS	600	12,809
Cia. Energetica de Minas Gerais, Preference Shares, NVS	3,708	7,637
Gerdau SA, Preference Shares, NVS	3,000	11,923
Itau Unibanco Holding SA, Preference Shares, NVS	9,200	106,179
Itausa-Investimentos Itau SA, Preference Shares, NVS	12,077	36,419
Lojas Americanas SA, Preference Shares, NVS	2,400	11,452
Petroleo Brasileiro SA, Preference Shares, NVS	10,800	55,043
Telefonica Brasil SA, Preference Shares, NVS	1,200	14,661
		336,821
Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	1,708	7,379
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	280	14,583
		21,962
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	922	10,695
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares, NVS	20,000	9,781
South Korea — 1.1%
Hyundai Motor Co.
Preference Shares, NVS	56	4,645
Series 2, Preference Shares, NVS	86	7,539
Security	Shares	Value
South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	2,500	$ 93,928
		106,112
Total Preferred Stocks — 4.8% (Cost: $478,144)		485,371
Rights
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC, NVS (Expires 06/06/18)(a)	1,066	569
Total Rights — 0.0% (Cost: $0)		569
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	11,614	11,614
Total Short-Term Investments — 0.1% (Cost: $11,614)		11,614
Total Investments in Securities — 99.6% (Cost: $9,967,264)		10,097,373
Other Assets, Less Liabilities — 0.4%		39,714
Net Assets — 100.0%		$ 10,137,087

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 07/18/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	15,969	—	(4,355) (a)	11,614	$ 11,614	$ 100	$ —	$ —
iShares MSCI India ETF	36,404	1,714	(437)	37,681	1,267,966	9,890	295	(18,393)
iShares MSCI Qatar Capped ETF	5,430	—	(5,430)	—	—	—	(19,411)	5,702
					$1,279,580	$ 9,990	$ (19,116)	$ (12,691)

(a)	Net of purchases and sales.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Emerging Markets ex China ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 8,217,960	$ 113,894	$ —	$ 8,331,854
Investment Companies	1,267,965	—	—	1,267,965
Preferred Stocks	485,371	—	—	485,371
Rights	—	569	—	569
Money Market Funds	11,614	—	—	11,614
	$ 9,982,910	$ 114,463	$ —	$10,097,373
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 4.0%
AES Tiete Energia SA, NVS	66,500	$ 178,033
Aliansce Shopping Centers SA	41,600	169,459
Alupar Investimento SA, Units, NVS	69,908	293,219
Anima Holding SA	18,800	94,403
Arezzo Industria e Comercio SA	19,600	224,997
B2W Cia. Digital(a)	85,823	584,206
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	64,300	284,891
BR Properties SA	64,841	133,197
Cia. de Gas de Sao Paulo - COMGAS, NVS	160	2,463
Cia. de Saneamento de Minas Gerais-COPASA	27,800	322,488
Cia. Hering	60,400	275,397
Cosan Logistica SA(a)	66,422	179,073
CVC Brasil Operadora e Agencia de Viagens SA	68,100	932,614
Cyrela Brazil Realty SA Empreendimentos e Participacoes	119,300	374,489
Dommo Energia SA(a)	561,100	248,604
Duratex SA	133,700	350,042
EcoRodovias Infraestrutura e Logistica SA	108,400	229,954
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	52,600	494,354
Estacio Participacoes SA	122,900	829,993
Ez Tec Empreendimentos e Participacoes SA	25,344	122,431
Fleury SA	84,400	557,069
Guararapes Confeccoes SA	3,700	108,008
Iguatemi Empresa de Shopping Centers SA	41,700	351,825
Instituto Hermes Pardini SA	23,700	126,326
Iochpe Maxion SA	44,305	283,030
Light SA	37,200	123,366
Linx SA	55,400	282,649
Magnesita Refratarios SA	13,300	240,675
Mahle-Metal Leve SA	17,700	128,328
Marfrig Global Foods SA(a)	102,300	217,288
Minerva SA	46,200	87,833
MRV Engenharia e Participacoes SA	128,400	464,427
Multiplus SA	24,000	167,560
QGEP Participacoes SA	40,000	130,933
Qualicorp SA	115,100	588,782
Santos Brasil Participacoes SA	144,100	106,410
Sao Martinho SA	84,800	398,946
Ser Educacional SA(b)	34,435	159,875
SLC Agricola SA	26,900	327,216
Smiles Fidelidade SA	29,300	458,455
TOTVS SA	56,400	424,812
Transmissora Alianca de Energia Eletrica SA, NVS	106,100	548,157
Tupy SA	24,400	117,609
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	32,440	158,365
Via Varejo SA	66,300	415,705
Wiz Solucoes e Corretagem de Seguros SA	32,000	65,305
		13,363,261
Chile — 1.5%
AES Gener SA	1,479,538	386,079
Besalco SA	181,317	200,189
CAP SA	33,523	348,893
Cia. Sud Americana de Vapores SA(a)	6,390,975	246,264
Engie Energia Chile SA	233,334	468,319
Forus SA	42,955	148,960
Inversiones Aguas Metropolitanas SA	199,178	325,759
Inversiones La Construccion SA	16,855	294,585
Security	Shares	Value
Chile (continued)
Parque Arauco SA	252,080	$ 728,028
Ripley Corp. SA	317,700	318,256
Salfacorp SA	173,804	306,134
SMU SA(a)	1,143,309	357,528
Sociedad de Inversiones Oro Blanco SA	14,245,982	141,927
SONDA SA	244,454	398,803
Vina Concha y Toro SA	173,638	370,798
		5,040,522
China — 14.4%
21Vianet Group Inc., GDR(a)	32,479	268,601
361 Degrees International Ltd.	310,000	97,614
500.com Ltd., ADR(a)(c)	8,114	154,977
AGTech Holdings Ltd.(a)(c)	1,952,000	228,940
Ajisen China Holdings Ltd.	367,000	149,249
Anton Oilfield Services Group/Hong Kong(a)	896,000	141,639
Anxin-China Holdings Ltd.(a)(d)	1,084,000	17,965
APT Satellite Holdings Ltd.	117,000	52,503
Asia Cement China Holdings Corp.	265,000	160,470
AVIC International Holding HK Ltd.(a)(c)	2,134,000	85,696
AVIC International Holdings Ltd., Class H	128,000	84,527
Baozun Inc., ADR(a)(c)	16,499	1,011,554
Beijing Capital Land Ltd., Class H	442,000	228,772
Beijing Enterprises Medical & Health Group Ltd.(a)	2,208,000	118,223
Beijing Gas Blue Sky Holdings Ltd.(a)(c)	4,304,000	296,292
Beijing Sports and Entertainment Industry Group Ltd., NVS	345,000	127,107
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	130,000	275,772
Best Pacific International Holdings Ltd.(c)	146,000	55,838
Bitauto Holdings Ltd., ADR(a)(c)	11,152	278,019
Boshiwa International Holding Ltd.(a)(d)	32,000	204
Bosideng International Holdings Ltd.	2,428,000	272,386
Boyaa Interactive International Ltd.(a)	137,000	47,855
C C Land Holdings Ltd.	937,000	213,819
C.banner International Holdings Ltd.(a)(c)	498,000	147,924
Canvest Environment Protection Group Co. Ltd.(c)	349,000	192,204
Capital Environment Holdings Ltd.(a)(c)	2,824,000	88,923
Carnival Group International Holdings Ltd.(a)(c)	3,777,500	166,141
Central China Real Estate Ltd.	350,000	189,632
CGN Meiya Power Holdings Co. Ltd.(a)(b)	838,000	148,495
Changyou.com Ltd., ADR	7,380	138,227
Chaowei Power Holdings Ltd.(c)	310,000	180,211
China Aerospace International Holdings Ltd.	2,882,000	308,622
China Aircraft Leasing Group Holdings Ltd.	233,000	246,540
China Animal Healthcare Ltd.(a)(c)(d)	126,000	1,285
China Aoyuan Property Group Ltd.(c)	548,000	447,110
China Beidahuang Industry Group Holdings Ltd.(a)	620,000	23,712
China BlueChemical Ltd., Class H	800,000	267,205
China Chengtong Development Group Ltd.(a)	798,000	34,080
China Datang Corp. Renewable Power Co. Ltd., Class H	1,203,000	251,515
China Dongxiang Group Co. Ltd.	1,922,000	365,085
China Electronics Huada Technology Co. Ltd.(c)	560,000	86,383
China Electronics Optics Valley Union Holding Co Ltd.	2,732,000	229,868
China Everbright Greentech Ltd., Class L(b)	301,000	336,143
China Fangda Group Co. Ltd., Class B	386,300	216,686
China Foods Ltd.	404,000	202,923
China Goldjoy Group Ltd.(c)	3,428,000	222,877
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(a)	416,000	327,745
China Greenland Broad Greenstate Group Co. Ltd.(c)	492,000	67,740
China Harmony New Energy Auto Holding Ltd.(a)(c)	352,000	181,292

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
China High Speed Transmission Equipment Group Co. Ltd.(c)	232,000	$ 340,126
China Huiyuan Juice Group Ltd.(a)	379,000	97,599
China Innovationpay Group Ltd.(a)(c)	2,740,000	328,347
China Internet Nationwide Financial Services Inc.(a)(c)	3,602	85,872
China Investment Fund International Holdings Co. Ltd.(a)	368,000	375,781
China Lesso Group Holdings Ltd.	2,000	1,410
China Lilang Ltd.	221,000	332,452
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	558,000	200,603
China Lumena New Materials Corp.(a)(c)(d)	210,000	—
China Maple Leaf Educational Systems Ltd.	344,000	655,184
China Merchants Land Ltd.(c)	920,000	180,619
China Metal Recycling Holdings Ltd., NVS(a)(d)	12,000	—
China Metal Resources Utilization Ltd.(a)(b)(c)	408,000	256,946
China Modern Dairy Holdings Ltd.(a)	692,000	132,328
China New Higher Education Group Ltd.(b)	238,000	239,694
China NT Pharma Group Co. Ltd.	263,500	72,223
China Oil & Gas Group Ltd.	2,670,000	211,036
China Overseas Grand Oceans Group Ltd.	699,000	303,868
China Overseas Property Holdings Ltd.(c)	590,000	230,159
China Power Clean Energy Development Co. Ltd.	354,000	195,409
China Regenerative Medicine International Ltd.(a)	4,960,000	88,525
China Resources Phoenix Healthcare Holdings Co. Ltd.(c)	432,000	552,932
China Sanjiang Fine Chemicals Co. Ltd.	415,000	168,240
China SCE Property Holdings Ltd.	772,000	407,448
China Shengmu Organic Milk Ltd.(a)(b)(c)	1,777,000	183,496
China Shineway Pharmaceutical Group Ltd.(c)	133,000	289,597
China Silver Group Ltd.	496,000	95,480
China Singyes Solar Technologies Holdings Ltd.(c)	306,000	114,689
China Suntien Green Energy Corp. Ltd., Class H	787,000	275,906
China Water Affairs Group Ltd.	392,000	385,796
China Water Industry Group Ltd.(a)(c)	900,000	181,282
China Yuchai International Ltd.	8,885	204,799
China Yuhua Education Corp Ltd., Class L(b)(c)	550,000	403,167
China ZhengTong Auto Services Holdings Ltd.(c)	513,500	443,183
Chinasoft International Ltd.(c)	896,000	753,887
Chongqing Machinery & Electric Co. Ltd., Class H	1,942,000	180,728
CIMC Enric Holdings Ltd.	292,000	344,705
CITIC Resources Holdings Ltd.(c)	1,868,000	216,707
Citychamp Watch & Jewellery Group Ltd.(c)	764,000	160,706
COFCO Meat Holdings Ltd.(a)(c)	930,000	154,128
Cogobuy Group(b)(c)	276,000	142,149
Colour Life Services Group Co. Ltd.(c)	169,000	164,817
Comba Telecom Systems Holdings Ltd.(c)	858,894	137,963
Concord New Energy Group Ltd.	5,320,000	250,939
Consun Pharmaceutical Group Ltd.	197,000	221,257
Coolpad Group Ltd.(a)(d)	1,024,000	7,833
COSCO SHIPPING International Hong Kong Co. Ltd.(c)	564,000	235,834
Cosmo Lady China Holdings Co. Ltd.(b)(c)	268,000	151,354
CPMC Holdings Ltd.	230,000	146,020
CT Environmental Group Ltd.(c)	1,036,000	146,601
Dah Chong Hong Holdings Ltd.(c)	436,000	234,559
Daqo New Energy Corp., ADR(a)	4,587	264,486
Dawnrays Pharmaceutical Holdings Ltd.	278,000	171,886
Dazhong Transportation Group Co. Ltd., Class B	215,600	103,272
Digital China Holdings Ltd.(a)(c)	375,000	244,768
Dongyue Group Ltd.(d)	534,000	490,149
eHi Car Services Ltd., ADR(a)	19,483	258,150
Fanhua Inc., ADR	18,047	522,822
Fantasia Holdings Group Co. Ltd.(c)	922,500	166,997
Security	Shares	Value
China (continued)
FDG Electric Vehicles Ltd.(a)(c)	7,330,000	$ 145,775
Fu Shou Yuan International Group Ltd.(c)	435,000	484,680
Fufeng Group Ltd.(c)	686,400	388,521
GCL New Energy Holdings Ltd.(a)(c)	3,232,000	175,111
Gemdale Properties & Investment Corp. Ltd.	2,628,000	311,575
Glorious Property Holdings Ltd.(a)	1,277,000	91,166
Grand Baoxin Auto Group Ltd.(a)	333,000	146,884
Greatview Aseptic Packaging Co. Ltd.	408,000	305,318
Greenland Hong Kong Holdings Ltd.	413,000	196,914
Greentown Service Group Co. Ltd.(c)	458,000	472,938
Ground International Development Ltd.(a)(c)	605,000	108,750
Guorui Properties Ltd.(c)	452,000	142,904
Haichang Ocean Park Holdings Ltd.(a)(b)	759,000	208,034
Hangzhou Steam Turbine Co. Ltd., Class B	125,380	113,326
Harbin Electric Co. Ltd., Class H	414,000	143,557
HC International Inc.(c)	252,000	166,412
Hi Sun Technology China Ltd.(a)	936,000	173,021
Honghua Group Ltd.(a)(c)	1,232,000	125,648
Hua Han Health Industry Holdings Ltd., Class H(a)(d)	1,112,400	63,816
Hua Hong Semiconductor Ltd.(b)(c)	159,000	385,128
Huabao International Holdings Ltd.(c)	427,000	281,976
Huangshi Dongbei Electrical Appliance Co. Ltd., Class B	69,200	86,708
Huanxi Media Group Ltd.(a)(c)	530,000	133,106
Huayi Tencent Entertainment Co. Ltd.(a)(c)	3,130,000	223,453
IGG Inc.(c)	430,000	675,357
iKang Healthcare Group Inc., ADR(a)(c)	23,155	471,899
IMAX China Holding Inc.(b)	65,600	232,071
JA Solar Holdings Co. Ltd., ADR(a)(c)	22,887	165,702
Jinchuan Group International Resources Co. Ltd.(a)	752,000	138,049
JinkoSolar Holding Co. Ltd., ADR(a)(c)	12,687	223,545
JNBY Design Ltd.	93,500	224,567
Jumei International Holding Ltd., ADR(a)(c)	29,622	77,017
Jupai Holdings Ltd., NVS	6,501	154,204
Kama Co. Ltd., Class B(a)	125,500	80,320
Kong Sun Holdings Ltd.(a)	2,600,000	74,578
Konka Group Co. Ltd., Class B(a)	370,400	143,548
KuangChi Science Ltd.(a)	116,000	16,858
Lao Feng Xiang Co. Ltd., Class B	42,500	141,610
Launch Tech Co. Ltd.	62,500	74,897
Lee's Pharmaceutical Holdings Ltd.(c)	145,000	236,979
Li Ning Co. Ltd.(a)	781,000	937,899
Lifestyle China Group Ltd.(a)	341,000	161,715
Lifetech Scientific Corp.(a)(c)	1,090,000	398,807
Lonking Holdings Ltd.	847,000	424,356
Luthai Textile Co. Ltd., Class B	164,200	194,466
Nam Tai Property Inc.	17,201	210,712
National Agricultural Holdings Ltd.(a)(c)(d)	354,000	40,165
NetDragon Websoft Holdings Ltd.(c)	91,500	240,294
New Provenance Everlasting Holdings Ltd.(a)	4,350,000	42,701
North Mining Shares Co. Ltd.(a)(c)	5,940,000	96,171
O-Net Technologies Group Ltd.(a)(c)	189,000	120,954
Panda Green Energy Group Ltd.(a)(c)	1,828,000	193,423
PAX Global Technology Ltd.(c)	455,000	232,020
Phoenix Media Investment Holdings Ltd.	690,000	61,575
Phoenix New Media Ltd., ADR(a)	4,021	22,156
Poly Property Group Co. Ltd.(a)	929,000	447,674
Pou Sheng International Holdings Ltd.	912,000	170,909
Powerlong Real Estate Holdings Ltd.	548,000	329,744
Q Technology Group Co. Ltd.(c)	186,000	158,159
Realord Group Holdings Ltd.(a)(c)	202,000	117,685

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Redco Group(b)	394,000	$ 224,521
Renhe Commercial Holdings Co. Ltd.(a)	6,222,000	131,672
Road King Infrastructure Ltd.	102,000	197,130
Ronshine China Holdings Ltd.(a)	225,500	331,747
Sany Heavy Equipment International Holdings Co. Ltd.	467,000	148,837
Seaspan Corp.(c)	27,591	242,249
Shandong Airlines Co. Ltd., Class B	65,400	118,058
Shang Gong Group Co. Ltd., Class B(a)	313,300	253,460
Shanghai Baosight Software Co. Ltd., Class B	41,500	67,852
Shanghai Dasheng Agricultural Finance Technology Co. Ltd.	24,000	229
Shanghai Haixin Group Co., Class B	250,200	137,360
Shanghai Haohai Biological Technology Co. Ltd.(b)	22,900	166,842
Shanghai Industrial Urban Development Group Ltd.	876,000	188,732
Shanghai Jinjiang International Industrial Investment Co. Ltd., Class B	196,800	228,682
Shanghai Jinjiang International Travel Co. Ltd., Class B	100	227
Shanghai Lingyun Industries Development Co. Ltd., Class B(a)	83,181	58,227
Shanghai Shibei Hi-Tech Co. Ltd., Class B	154,184	60,440
Shanghai Zhongyida Co. Ltd.(a)	324,600	86,019
Shougang Concord International Enterprises Co. Ltd.(a)(c)	5,030,415	144,291
Shougang Fushan Resources Group Ltd.	1,044,000	262,193
Silver Grant International Industries Ltd.(a)	804,000	201,919
Sino Oil And Gas Holdings Ltd.(a)	3,890,000	20,332
Sinolink Worldwide Holdings Ltd.(a)	1,020,000	131,333
Sinopec Kantons Holdings Ltd.	492,000	264,059
Sinosoft Technology Group Ltd.(c)	310,800	143,431
Sinotrans Shipping Ltd.(c)	716,000	196,248
Skyfame Realty Holdings Ltd.(a)	344,000	256,548
SMI Holdings Group Ltd.(c)	680,800	301,164
Sohu.com Inc.(a)	14,256	516,923
Suncity Group Holdings Ltd.(a)	880,000	161,547
Superb Summit International Group Ltd.(a)(c)(d)	238,250	443
Tarena International Inc., ADR	15,560	149,532
TCL Multimedia Technology Holdings Ltd.(c)	268,000	132,562
Texhong Textile Group Ltd.	115,000	199,677
Tian Ge Interactive Holdings Ltd.(b)(c)	238,000	212,388
Tianjin Development Holdings Ltd.	446,000	199,570
Tianjin Port Development Holdings Ltd.	1,884,000	269,000
Tianneng Power International Ltd.	310,000	481,352
Tibet Water Resources Ltd.(a)(c)	987,000	424,034
Tongda Group Holdings Ltd.(c)	1,660,000	395,734
TPV Technology Ltd.	252,000	30,841
Truly International Holdings Ltd.(c)	740,000	154,714
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)(c)	426,500	388,214
Vinda International Holdings Ltd.(c)	107,000	191,789
Viva China Holdings Ltd.(a)	1,352,000	163,740
Wasion Group Holdings Ltd.	278,000	162,672
West China Cement Ltd.	1,184,000	221,882
Wisdom Education International Holdings Co. Ltd.(c)	290,000	253,985
Xiamen International Port Co. Ltd., Class H	1,406,000	259,901
Xingda International Holdings Ltd.	456,000	163,352
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(a)	471,000	73,855
Xinyuan Real Estate Co. Ltd., ADR	22,286	119,676
Xtep International Holdings Ltd.	452,000	287,537
Xunlei Ltd., ADR(a)	12,910	159,697
Yadea Group Holdings Ltd.(b)	490,000	181,154
Security	Shares	Value
China (continued)
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)	48,400	$ 265,319
Yihai International Holding Ltd.(c)	192,000	354,425
Yuexiu REIT	615,000	430,429
Yuexiu Transport Infrastructure Ltd.	432,000	340,350
Zhuguang Holdings Group Co. Ltd.(a)(c)	1,072,000	209,093
		48,270,199
Colombia — 0.3%
Almacenes Exito SA	83,664	477,996
Cemex Latam Holdings SA(a)	86,128	265,422
Corp. Financiera Colombiana SA	35,025	304,892
		1,048,310
Czech Republic — 0.0%
Central European Media Enterprises Ltd. AS Class A(a)(c)	33,144	127,677
Egypt — 0.6%
Alexandria Mineral Oils Co.	211,394	147,545
Egyptian Financial Group-Hermes Holding Co.	219,164	280,584
Ezz Steel(a)	88,085	127,094
Global Telecom Holding SAE(a)	95,726	26,051
Heliopolis Housing	58,049	99,846
Juhayna Food Industries	200,233	139,531
Medinet Nasr Housing	317,201	188,424
Oriental Weavers	104,075	81,597
Palm Hills Developments SAE(a)	718,916	193,238
Pioneers Holding For Financial Investments SAE(a)	199,588	89,672
Sidi Kerir Petrochemicals Co.	82,825	135,843
Six of October Development & Investment(a)	93,147	129,557
Talaat Moustafa Group	449,969	301,237
Telecom Egypt Co.	175,908	144,599
		2,084,818
Greece — 0.8%
Aegean Airlines SA	25,886	261,375
GEK Terna Holding Real Estate Construction SA(a)	52,135	321,326
Grivalia Properties REIC AE	29,634	321,703
Hellenic Exchanges-Athens Stock Exchange SA	60,090	347,909
Motor Oil Hellas Corinth Refineries SA	28,286	572,536
Mytilineos Holdings SA(a)	54,962	582,547
Public Power Corp. SA(a)	56,032	131,466
Terna Energy SA	21,236	121,961
		2,660,823
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	198,998	301,548
India — 15.1%
Aarti Industries	10,899	200,997
Adani Green Energy Ltd.(a)	89,049	10,959
Adani Power Ltd.(a)	456,546	136,323
Aditya Birla Fashion and Retail Ltd.(a)	112,130	246,418
Aegis Logistics Ltd.	41,214	166,731
AIA Engineering Ltd.	20,109	459,573
Ajanta Pharma Ltd.(a)	13,464	192,006
Alembic Pharmaceuticals Ltd.	30,034	190,265
Allcargo Logistics Ltd.	36,014	66,550
Amara Raja Batteries Ltd.	18,443	218,217
Apollo Hospitals Enterprise Ltd.	38,440	541,347
Apollo Tyres Ltd.	115,934	462,654
Arvind Ltd.	69,533	399,944
Asahi India Glass Ltd.	29,503	151,554
Astral Polytechnik Ltd.	14,570	223,486

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Avanti Feeds Ltd.	5,422	$ 131,194
Balkrishna Industries Ltd.	34,386	578,140
BASF India Ltd.	6,406	192,439
Bata India Ltd.	21,042	243,059
Bayer CropScience Ltd./India	4,556	312,096
Birla Corp. Ltd.	9,935	109,277
Blue Dart Express Ltd.	3,465	177,141
Can Fin Homes Ltd.	17,330	97,291
Canara Bank	65,415	249,272
Capital First Ltd.	28,991	245,199
Care Ratings Ltd.	12,139	233,192
Ceat Ltd.	11,350	229,052
Century Plyboards India Ltd.	39,224	162,371
Century Textiles & Industries Ltd.	17,844	250,449
CESC Ltd.	30,580	461,900
CG Power and Industrial Solutions Ltd.(a)	239,216	218,009
City Union Bank Ltd.	59,344	172,670
Coromandel International Ltd.	39,327	262,802
Cox & Kings Ltd.	54,739	174,805
CRISIL Ltd.	8,870	225,429
Crompton Greaves Consumer Electricals Ltd.	168,260	565,376
Dalmia Bharat Ltd.	9,374	378,724
DCB Bank Ltd.	85,007	233,294
Dewan Housing Finance Corp. Ltd.	63,672	578,528
Dilip Buildcon Ltd.(b)	17,122	211,188
Dish TV India Ltd.(a)	316,288	342,148
Dr Lal PathLabs Ltd.(b)	11,564	147,586
eClerx Services Ltd.	13,667	267,669
Edelweiss Financial Services Ltd.	204,213	987,437
EID Parry India Ltd.(a)	63,223	221,853
EIH Ltd.	80,071	209,722
Endurance Technologies Ltd.(b)	14,403	279,491
Engineers India Ltd.	110,178	214,699
Eris Lifesciences Ltd.(a)(b)	15,226	181,992
Escorts Ltd.	26,488	366,002
Exide Industries Ltd.	113,592	437,148
Federal Bank Ltd.	645,938	811,700
Finolex Cables Ltd.	42,648	432,974
Fortis Healthcare Ltd.(a)	158,372	345,340
Future Lifestyle Fashions Ltd.	28,874	191,709
Gateway Distriparks Ltd.	8,098	22,248
Gayatri Highways Ltd., NVS(a)	79,435	10,606
Gayatri Projects Ltd.(a)	72,596	202,515
GE T&D India Ltd.	39,461	181,100
Gillette India Ltd.	3,847	374,675
GMR Infrastructure Ltd.(a)	981,624	264,016
Godfrey Phillips India Ltd.	11,824	131,990
Godrej Industries Ltd.	35,039	309,825
Godrej Properties Ltd.(a)	24,843	269,129
Graphite India Ltd.	21,929	288,709
Great Eastern Shipping Co. Ltd. (The)	47,190	229,927
GRUH Finance Ltd.	40,055	421,310
Gujarat Fluorochemicals Ltd.	17,406	202,246
Gujarat Gas Ltd.	20,317	260,742
Gujarat Mineral Development Corp. Ltd.	75,417	129,807
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,772	161,082
Gujarat Pipavav Port Ltd.	123,038	210,495
Gujarat State Petronet Ltd.	82,653	219,669
HEG Ltd.	4,077	213,944
Hexaware Technologies Ltd.	50,505	328,630
Security	Shares	Value
India (continued)
Hindustan Construction Co. Ltd.(a)	269,032	$ 59,003
Housing Development & Infrastructure Ltd.(a)	143,961	56,533
IDFC Bank Ltd.	779,186	469,942
IDFC Ltd.	445,358	334,270
IIFL Holdings Ltd.	47,180	488,981
India Cements Ltd. (The)	115,568	222,547
Indiabulls Real Estate Ltd.(a)	105,906	295,201
Indiabulls Ventures Ltd.	61,220	423,934
Indian Bank	37,617	190,001
Indian Hotels Co. Ltd. (The)	236,060	496,554
Indraprastha Gas Ltd.	89,975	353,327
Infibeam Incorporation Ltd.	59,959	151,136
Info Edge India Ltd.	26,928	506,677
Inox Leisure Ltd.(a)	15,921	63,382
Ipca Laboratories Ltd.	24,539	243,781
IRB Infrastructure Developers Ltd.	77,218	263,754
Jain Irrigation Systems Ltd.	196,365	301,317
Jaiprakash Associates Ltd.(a)	503,425	113,020
Jammu & Kashmir Bank Ltd. (The)(a)	106,156	92,891
Jindal Steel & Power Ltd.(a)	142,585	485,020
JK Cement Ltd.	11,053	153,980
JM Financial Ltd.	107,340	217,996
JSW Energy Ltd.	168,299	205,129
Jubilant Foodworks Ltd.	14,568	541,552
Jubilant Life Sciences Ltd.	31,687	370,576
Just Dial Ltd.(a)	19,391	168,286
Kajaria Ceramics Ltd.	29,767	242,234
Karnataka Bank Ltd. (The)	11,877	21,111
Karur Vysya Bank Ltd. (The)	159,440	248,318
Kaveri Seed Co. Ltd.	24,731	196,415
KEC International Ltd.	33,570	179,634
KPIT Technologies Ltd.	77,369	317,696
KRBL Ltd.	25,548	203,263
Lakshmi Machine Works Ltd.	1,549	188,011
Larsen & Toubro Infotech Ltd.(b)	14,855	383,182
Laurus Labs Ltd.(b)	35,370	247,366
Magma Fincorp Ltd.	45,214	118,156
Mahanagar Gas Ltd.	13,340	161,891
Mahindra CIE Automotive Ltd.(a)	61,198	219,282
Manappuram Finance Ltd.	193,146	308,255
Marksans Pharma Ltd.	69,091	29,742
Max Financial Services Ltd.(a)	60,347	438,278
Max India Ltd.(a)	137,800	172,754
Minda Industries Ltd.	10,284	194,700
Mindtree Ltd.	44,591	666,032
MOIL Ltd.	7,327	20,266
Motilal Oswal Financial Services Ltd.	15,957	216,811
Mphasis Ltd.	33,920	553,467
Muthoot Finance Ltd.	43,201	249,446
Natco Pharma Ltd.	39,669	474,858
National Aluminium Co. Ltd.	215,181	224,643
NBCC India Ltd.	246,601	336,561
NCC Ltd./India	221,829	394,301
NIIT Technologies Ltd.	13,299	220,151
Oberoi Realty Ltd.	54,130	406,642
Page Industries Ltd.	2,562	957,554
PC Jeweller Ltd.	71,983	176,857
Persistent Systems Ltd.	19,698	230,030
Pfizer Ltd./India	5,483	202,400
Phoenix Mills Ltd. (The)	27,684	285,322

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
PI Industries Ltd.	24,817	$ 311,470
Power Finance Corp. Ltd.	345,842	412,812
Prestige Estates Projects Ltd.	49,096	180,429
PVR Ltd.	10,802	211,766
Quess Corp. Ltd.(a)(b)	12,393	215,501
Radico Khaitan Ltd.	26,181	178,620
Rain Industries Ltd.	38,068	132,229
Rajesh Exports Ltd.	38,640	345,760
Ramco Cements Ltd. (The)	33,073	379,115
Raymond Ltd.	15,064	219,076
RBL Bank Ltd.(b)	52,793	403,600
Redington India Ltd.	151,023	266,541
Reliance Capital Ltd.	44,480	275,254
Reliance Communications Ltd.(a)	426,134	117,770
Reliance Infrastructure Ltd.	59,637	384,206
Reliance Power Ltd.(a)	291,622	157,301
Repco Home Finance Ltd.	22,632	198,006
Sadbhav Engineering Ltd.	54,751	279,789
Sanofi India Ltd.	2,940	217,873
Shankara Building Products Ltd.	5,469	143,309
Sintex Plastics Technology Ltd., Class L(a)	269,543	202,709
Sobha Ltd.	23,745	179,453
Solara Active Pharma Sciences Ltd.(a)	4,036	7,704
Somany Ceramics Ltd.	10,253	80,161
SpiceJet Ltd.(a)	67,855	119,908
SRF Ltd.	8,003	229,147
Sterlite Technologies Ltd.	53,575	262,189
Strides Shasun Ltd.	28,396	169,074
Sun Pharma Advanced Research Co. Ltd.(a)	42,955	259,452
Sundaram Finance Ltd.	14,044	386,882
Sundram Fasteners Ltd.	28,305	265,779
Supreme Industries Ltd.	20,086	387,507
Suzlon Energy Ltd.(a)	2,011,310	260,793
Symphony Ltd.	10,932	247,573
Syngene International Ltd.(b)	29,424	261,462
Tata Communications Ltd.	30,284	277,047
Tata Elxsi Ltd.	11,363	208,308
Tata Global Beverages Ltd.	145,444	580,203
TeamLease Service Ltd.	3,897	157,254
Thermax Ltd.	18,435	303,341
Thomas Cook India Ltd.	53,262	220,009
TI Financial Holdings Ltd.	37,591	373,974
Time Technoplast Ltd.	56,491	125,401
Torrent Power Ltd.	57,622	223,973
TTK Prestige Ltd.	2,240	196,516
Tube Investments of India Ltd.	36,903	118,640
TV18 Broadcast Ltd.(a)	275,394	228,330
Union Bank of India(a)	105,452	141,733
VA Tech Wabag Ltd.	22,442	148,305
Varun Beverages Ltd.	20,363	230,312
V-Guard Industries Ltd.	49,432	161,739
V-Mart Retail Ltd.	4,271	152,078
Voltas Ltd.	50,236	401,955
VRL Logistics Ltd.(a)	24,571	135,194
WABCO India Ltd.	3,107	343,541
Welspun India Ltd.	126,932	117,936
Whirlpool of India Ltd.	16,135	368,464
Wockhardt Ltd.(a)	19,307	195,552
		50,744,500
Security	Shares	Value
Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	3,561,300	$ 320,376
Alam Sutera Realty Tbk PT	5,677,900	144,655
Aneka Tambang Persero Tbk PT	3,698,400	230,235
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,022,600	150,869
Bukit Asam Tbk PT	1,590,400	434,942
Bumi Resources Tbk PT(a)	23,914,400	454,365
Ciputra Development Tbk PT	5,445,263	395,805
Delta Dunia Makmur Tbk PT(a)	2,080,400	131,008
Global Mediacom Tbk PT	4,862,200	181,961
Hanson International Tbk PT(a)	33,374,000	333,860
Harum Energy Tbk PT(a)	387,500	90,077
Indika Energy Tbk PT	770,200	207,308
Indo Tambangraya Megah Tbk PT	150,100	278,973
Indofarma Persero Tbk PT(a)	152,100	41,706
Inti Agri Resources Tbk PT(a)	13,302,600	229,768
Japfa Comfeed Indonesia Tbk PT	2,101,500	235,180
Kawasan Industri Jababeka Tbk PT	8,943,198	140,311
Krakatau Steel Persero Tbk PT(a)	1,824,800	56,734
Kresna Graha Investama Tbk PT(a)	6,039,900	321,664
Link Net Tbk PT	491,000	164,315
Lippo Karawaci Tbk PT	7,362,800	200,298
Medco Energi Internasional Tbk PT(a)	3,539,966	285,337
Media Nusantara Citra Tbk PT	3,394,800	293,182
Mitra Adiperkasa Tbk PT	384,200	232,953
Panin Financial Tbk PT(a)	7,952,600	127,058
Pelat Timah Nusantara Tbk PT(a)	247,400	85,464
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,413,300	116,970
PP Persero Tbk PT	1,322,925	245,638
PP Properti Tbk PT	18,510,869	226,473
Ramayana Lestari Sentosa Tbk PT	1,805,000	177,317
Sawit Sumbermas Sarana Tbk PT	1,626,700	139,900
Siloam International Hospitals Tbk PT(a)	328,625	164,963
Sitara Propertindo Tbk PT(a)	4,902,600	312,256
Sri Rejeki Isman Tbk PT	4,140,400	102,504
Sugih Energy Tbk PT(a)	5,450,300	19,612
Summarecon Agung Tbk PT	4,294,100	304,404
Timah Tbk PT	1,656,796	112,083
Totalindo Eka Persada Tbk PT(a)	40,200	11,052
Trada Alam Minera Tbk PT(a)	11,765,700	311,607
Tunas Baru Lampung Tbk PT	1,374,200	111,756
Visi Media Asia Tbk PT(a)	4,073,500	70,359
Waskita Beton Precast Tbk PT	8,272,900	239,346
Wijaya Karya Persero Tbk PT	1,422,348	170,948
		8,605,592
Malaysia — 3.1%
AEON Credit Service M Bhd	53,000	197,085
AirAsia X Bhd(a)(c)	1,083,400	97,996
Berjaya Sports Toto Bhd	263,800	164,378
Bermaz Auto Bhd	527,600	291,638
Bumi Armada Bhd(a)(c)	1,426,400	275,962
Bursa Malaysia Bhd	286,350	543,921
Cahya Mata Sarawak Bhd(c)	310,900	181,228
Carlsberg Brewery Malaysia Bhd	79,700	397,699
DRB-Hicom Bhd(c)	309,700	136,175
Eastern & Oriental Bhd	538,681	197,607
Eco World Development Group Bhd(a)	524,300	179,158
Globetronics Technology BHD	288,483	173,960
Hengyuan Refining Co. Bhd	46,300	76,081

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
IGB REIT(c)	1,158,800	$ 494,965
Inari Amertron Bhd	1,109,450	638,352
Kossan Rubber Industries(c)	149,300	286,971
KPJ Healthcare Bhd	1,611,600	400,875
Lafarge Malaysia Bhd(a)	128,000	96,482
Magnum Bhd	368,900	202,988
Mah Sing Group Bhd	506,257	139,920
Malaysia Building Society Bhd	661,000	194,314
Malaysian Pacific Industries Bhd	100	251
Malaysian Resources Corp. Bhd(c)	1,081,700	160,352
OSK Holdings Bhd	1,036,480	239,588
Padini Holdings Bhd(c)	189,300	273,011
Pos Malaysia Bhd(c)	168,200	150,873
QL Resources Bhd(c)	394,730	524,654
Sapura Energy Bhd	1,740,700	240,549
Scientex BHD	173,400	307,589
Serba Dinamik Holdings Bhd(c)	368,000	305,126
SKP Resources Bhd	542,900	204,611
Sunway Bhd(c)	908,835	333,392
Sunway Construction Group Bhd(c)	392,420	171,560
Sunway REIT(c)	917,000	393,987
Supermax Corp. Bhd	259,400	200,090
TIME dotCom Bhd	213,900	403,078
Unisem M Bhd	302,700	181,772
Velesto Energy Bhd(a)	1,779,700	120,733
VS Industry Bhd	589,625	271,109
WCT Holdings Bhd(a)	15	3
Yinson Holdings BHD(c)	325,100	356,956
		10,207,039
Mexico — 2.6%
Axtel SAB de CV, CPO(a)(c)	25,026	5,165
Banco del Bajio SA(b)	360,100	680,167
Bolsa Mexicana de Valores SAB de CV	193,400	314,177
Concentradora Fibra Danhos SA de CV	169,900	258,512
Concentradora Fibra Hotelera Mexicana SA de CV(b)	347,500	197,431
Consorcio ARA SAB de CV	461,700	148,575
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(c)	284,000	146,169
Corp Inmobiliaria Vesta SAB de CV	259,500	325,082
Credito Real SAB de CV SOFOM ER	110,800	134,705
Genomma Lab Internacional SAB de CV, Class B(a)(c)	331,000	279,522
Gentera SAB de CV	532,700	401,141
Grupo Aeromexico SAB de CV(a)	134,600	163,774
Grupo Aeroportuario del Centro Norte SAB de CV	150,900	719,196
Grupo Cementos de Chihuahua SAB de CV	82,200	431,365
Grupo Comercial Chedraui SA de CV	158,000	311,225
Grupo Financiero Interacciones SA de CV, Series O	40,000	179,908
Grupo Herdez SAB de CV(c)	107,400	211,608
Hoteles City Express SAB de CV(a)	244,600	296,883
Industrias Bachoco SAB de CV, Series B	87,500	398,316
Industrias CH SAB de CV, Series B(a)	67,600	293,168
La Comer SAB de CV(a)(c)	235,300	228,805
Macquarie Mexico Real Estate Management SA de CV	333,100	341,382
Minera Frisco SAB de CV, Series A1(a)(c)	4,577	1,718
PLA Administradora Industrial S. de RL de CV	364,700	517,735
Prologis Property Mexico SA de CV	170,000	295,872
Qualitas Controladora SAB de CV	107,100	273,203
Regional SAB de CV	98,000	544,200
Telesites SAB de CV(a)(c)	614,600	433,024
TV Azteca SAB de CV, CPO(c)	515,100	67,694
Security	Shares	Value
Mexico (continued)
Unifin Financiera SAB de CV SOFOM ENR	75,900	$ 214,816
Urbi Desarrollos Urbanos SAB de CV(a)	1	—
		8,814,538
Pakistan — 0.8%
Bank Alfalah Ltd.	242,000	110,359
DG Khan Cement Co. Ltd.	101,373	110,911
Engro Corp. Ltd./Pakistan	111,500	297,037
Engro Fertilizers Ltd.	221,500	142,441
Fauji Cement Co. Ltd.	260,500	56,592
Fauji Fertilizer Co. Ltd.	209,500	178,189
Honda Atlas Cars Pakistan Ltd.	16,350	56,583
Hub Power Co. Ltd. (The)	265,400	226,882
Indus Motor Co. Ltd.	6,340	86,632
International Steels Ltd.	66,500	64,196
Kot Addu Power Co. Ltd.	161,000	81,513
Maple Leaf Cement Factory Ltd.	91,037	50,731
Millat Tractors Ltd.	19,170	203,718
National Bank of Pakistan	156,500	67,076
Nishat Mills Ltd.	57,564	72,169
Packages Ltd.	16,500	71,463
Pakistan Oilfields Ltd.	41,900	246,039
Pakistan State Oil Co. Ltd.	75,298	208,204
Searle Co. Ltd. (The)	37,750	106,086
SUI Northern Gas Pipeline	97,200	81,655
Thal Ltd.	18,000	76,919
		2,595,395
Philippines — 0.9%
Bloomberry Resorts Corp.	1,701,100	349,704
Cebu Air Inc.	97,610	161,644
Cosco Capital Inc.	2,176,400	254,363
D&L Industries Inc.	1,693,400	355,857
DoubleDragon Properties Corp.(a)	280,910	156,134
Filinvest Land Inc.	6,747,000	206,768
First Gen Corp.	560,700	159,878
First Philippine Holdings Corp.	226,550	280,517
Manila Water Co. Inc.	750,500	404,996
Megawide Construction Corp.	419,800	177,396
Melco Resorts And Entertainment (Philippines) Corp.(a)	834,700	90,722
Petron Corp.	1,040,800	175,331
Premium Leisure Corp.	4,399,000	84,571
Vista Land & Lifescapes Inc.	2,142,100	283,382
		3,141,263
Poland — 1.0%
Asseco Poland SA	33,939	421,056
Boryszew SA(a)	50,239	111,348
Budimex SA	4,934	208,042
Ciech SA(a)	12,557	210,089
Enea SA	125,372	347,677
Energa SA	93,352	237,938
Eurocash SA	40,102	256,995
Famur SA(a)	150,628	249,164
KRUK SA	8,461	531,936
Netia SA	27,690	35,026
PKP Cargo SA(a)	13,337	158,613
Tauron Polska Energia SA(a)	692,133	419,049
Warsaw Stock Exchange	15,900	156,002
		3,342,935
Qatar — 0.7%
Gulf International Services QSC(a)	16,484	76,181

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Qatar (continued)
Gulf Warehousing Co.	14,065	$ 163,466
Medicare Group	5,833	90,565
Qatar First Bank(a)	119,537	177,055
Qatar Gas Transport Co. Ltd.	126,638	509,672
Qatar National Cement Co. QSC	13,022	199,582
Qatar Navigation QSC	20,332	350,696
United Development Co. QSC	80,028	317,702
Vodafone Qatar QSC(a)	160,612	360,580
		2,245,499
Russia — 0.9%
Aeroflot PJSC	255,256	576,632
Credit Bank of Moscow PJSC(a)	3,924,634	304,891
Detsky Mir PJSC(b)	125,200	190,831
LSR Group PJSC, GDR, NVS(e)	114,706	317,736
M.Video PJSC(a)	30,120	197,071
Mechel PJSC, ADR, NVS(a)	54,527	188,663
Raspadskaya OAO(a)	92,620	144,887
Ros Agro PLC, GDR(e)	16,930	194,215
Safmar Financial Investment	16,320	194,549
Sistema PJSFC, GDR(e)	14,455	48,829
Sistema PJSFC, GDR(e)	65,168	220,138
TMK PJSC, GDR, NVS(e)	39,597	213,824
Unipro PJSC	6,412,070	292,582
		3,084,848
South Africa — 5.2%
Adcock Ingram Holdings Ltd.	31,968	165,052
Advtech Ltd.	190,329	237,442
AECI Ltd.	52,588	448,399
African Rainbow Minerals Ltd.	51,090	443,170
Alexander Forbes Group Holdings Ltd.	315,729	157,054
Arrowhead Properties Ltd., Class A	465,820	249,369
Ascendis Health Ltd.	98,742	76,717
Astral Foods Ltd.	17,373	370,670
Attacq Ltd.(a)	249,963	362,165
AVI Ltd.	146,886	1,186,454
Barloworld Ltd.	102,030	1,071,456
Blue Label Telecoms Ltd.	180,416	168,094
Brait SE(a)	157,561	454,209
Cashbuild Ltd.	8,200	252,507
City Lodge Hotels Ltd.	19,648	242,121
Curro Holdings Ltd.(a)(c)	94,882	226,773
DataTec Ltd.	87,960	151,404
Delta Property Fund Ltd.	328,658	163,486
Dis-Chem Pharmacies Ltd.(b)	161,557	366,102
Emira Property Fund Ltd.	229,143	278,626
EOH Holdings Ltd.	58,517	155,198
Equites Property Fund Ltd.	166,428	256,377
Famous Brands Ltd.(a)	35,885	311,957
Grindrod Ltd.(a)	194,651	209,021
Harmony Gold Mining Co. Ltd.	186,642	311,684
Hosken Consolidated Investments Ltd.	23,047	258,257
Hudaco Industries Ltd.	14,028	175,159
Impala Platinum Holdings Ltd.(a)	330,283	528,349
Invicta Holdings Ltd.	27,043	93,524
JSE Ltd.	36,721	526,272
KAP Industrial Holdings Ltd.	842,516	548,816
Massmart Holdings Ltd.	49,000	456,572
Metair Investments Ltd.	89,178	140,896
Mpact Ltd.	82,650	162,755
Security	Shares	Value
South Africa (continued)
Murray & Roberts Holdings Ltd.	175,058	$ 251,287
Nampak Ltd.(a)	297,016	356,701
Northam Platinum Ltd.(a)	159,020	439,832
Oceana Group Ltd.	20,752	137,637
Omnia Holdings Ltd.	28,530	304,110
PPC Ltd.(a)	691,758	442,965
Raubex Group Ltd.	79,626	142,025
Reunert Ltd.	83,403	524,850
SA Corporate Real Estate Ltd.	878,184	321,042
Sibanye Gold Ltd.(a)	869,294	541,550
Stadio Holdings Ltd.(a)(c)	97,284	30,649
Sun International Ltd./South Africa(a)(c)	46,416	249,213
Super Group Ltd./South Africa(a)	155,564	447,346
Tongaat Hulett Ltd.	45,563	291,402
Trencor Ltd.	79,576	236,937
Tsogo Sun Holdings Ltd.	230,731	419,014
Vukile Property Fund Ltd.	268,219	463,162
Wilson Bayly Holmes-Ovcon Ltd.	20,895	255,722
Zeder Investments Ltd.	454,751	215,796
		17,277,347
South Korea — 19.3%
Advanced Process Systems Corp.(a)	12,108	257,784
Ahnlab Inc.(c)	2,601	142,844
AK Holdings Inc.	3,035	226,650
Amicogen Inc.(a)	7,303	182,245
Ananti Inc.(a)	14,880	149,083
Anterogen Co. Ltd., NVS	1,889	253,397
Aprogen pharmaceuticals Inc.(a)(c)	60,010	219,342
APS Holdings Corp.(a)	1	6
Asiana Airlines Inc.(a)	52,501	241,331
ATGen Co. Ltd.(a)	9,918	163,774
BGF Co. Ltd.	16,886	177,797
BH Co. Ltd.(a)	10,885	279,206
Binex Co. Ltd.(a)	15,540	186,690
Binggrae Co. Ltd.	5,648	320,138
Bukwang Pharmaceutical Co. Ltd.	14,288	383,726
Cafe24 Corp.(a)	2,850	455,810
Caregen Co. Ltd.	2,337	187,099
Chabiotech Co. Ltd.(a)	1	18
Chong Kun Dang Pharmaceutical Corp.	3,337	325,048
CJ CGV Co. Ltd.	6,252	382,793
CJ Freshway Corp.	3,891	124,893
CJ O Shopping Co. Ltd.	1,602	330,967
CMG Pharmaceutical Co. Ltd.(a)(c)	42,639	203,712
Com2uSCorp.	4,302	764,259
Cosmax Inc.	3,342	527,056
CrystalGenomics Inc.(a)(c)	9,799	214,079
Dae Hwa Pharmaceutical Co. Ltd.	6,491	147,530
Daeduck GDS Co. Ltd.	8,812	123,030
Daesang Corp.	12,587	296,007
Daewoong Co. Ltd.	11,979	225,033
Daewoong Pharmaceutical Co. Ltd.	2,294	444,776
Daishin Securities Co. Ltd.	23,656	298,457
Daou Technology Inc.	12,713	306,046
DB HiTek Co. Ltd.	16,681	263,071
Dentium Co. Ltd.	3,052	248,305
DIO Corp.(a)	5,016	176,127
Dong-A Socio Holdings Co. Ltd.	2,264	236,282
Dong-A ST Co. Ltd.	2,941	264,648
Dongjin Semichem Co. Ltd.	14,630	215,117

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
DongKook Pharmaceutical Co. Ltd.	4,463	$ 263,321
Dongkuk Steel Mill Co. Ltd.	33,325	312,243
Dongwon F&B Co. Ltd.	728	155,670
Dongwon Industries Co. Ltd.	753	233,315
Doosan Infracore Co. Ltd.(a)(c)	60,134	580,169
DoubleUGames Co. Ltd.	4,375	226,066
Douzone Bizon Co. Ltd.	9,487	385,482
Duk San Neolux Co. Ltd.(a)(c)	5,126	76,798
Easy Bio Inc.	24,719	213,492
Ecopro Co. Ltd.(a)	8,127	283,855
Enzychem Lifesciences Corp., NVS	3,303	252,179
Eo Technics Co Ltd.	4,029	282,566
Esmo Corp., NVS	20,953	196,322
Eugene Corp.	21,478	205,226
F&F Co. Ltd.	3,237	191,887
Fila Korea Ltd.	23,430	633,596
Foosung Co. Ltd.(a)	23,850	205,544
Gamevil Inc.(a)	2,441	142,889
GemVax & Kael Co. Ltd.(a)	14,439	189,537
Genexine Co. Ltd.(a)	6,292	665,419
Grand Korea Leisure Co. Ltd.	15,274	388,244
Green Cross Cell Corp.	4,332	205,358
Green Cross Corp./South Korea	2,846	580,843
Green Cross Holdings Corp.	14,663	516,221
GS Home Shopping Inc.	1,782	279,711
G-treeBNT Co. Ltd.(a)	9,796	375,319
Halla Holdings Corp.	5,094	211,945
Hana Tour Service Inc.(c)	5,125	489,703
Hanall Biopharma Co. Ltd.(a)	13,796	410,828
Handsome Co. Ltd.	7,069	257,394
Hanil Cement Co. Ltd.	1,370	216,694
Hanjin Heavy Industries & Construction Co. Ltd.(a)(c)	37,093	113,727
Hanjin Kal Corp.	22,226	478,355
Hanjin Transportation Co. Ltd.	5,945	135,120
Hankook Tire Worldwide Co. Ltd.(c)	15,564	259,171
Hansae Co. Ltd.	8,286	118,377
Hansol Chemical Co. Ltd.	4,192	299,442
Hansol Technics Co. Ltd.(a)	20,556	209,765
Hanwha Aerospace Co. Ltd.(a)	17,434	536,145
Hanwha General Insurance Co. Ltd.	30,374	200,061
Hanwha Investment & Securities Co. Ltd.(a)	67,926	187,467
Hite Jinro Co. Ltd.	13,741	256,859
Homecast Co. Ltd.(a)	13,092	101,292
HS Industries Co. Ltd.	24,150	208,354
Huchems Fine Chemical Corp.	10,869	305,012
Hugel Inc.(a)	1,040	465,513
Huons Co. Ltd.	2,765	248,041
Huons Global Co. Ltd.(c)	3,050	179,387
Hyundai Construction Equipment Co. Ltd.(a)	2,682	415,505
Hyundai Electric & Energy System Co. Ltd.(a)	2,783	237,005
Hyundai Elevator Co. Ltd.(c)	6,470	801,285
Hyundai Greenfood Co. Ltd.	26,363	365,626
Hyundai Home Shopping Network Corp.	3,577	353,403
Hyundai Livart Furniture Co. Ltd.	6,448	135,785
Hyundai Merchant Marine Co. Ltd.(a)(c)	113,868	624,296
Hyundai Mipo Dockyard Co. Ltd.(a)	5,350	465,045
Hyundai Rotem Co. Ltd.(a)	13,431	481,570
Hyundai Wia Corp.	8,062	377,690
Iljin Materials Co. Ltd.(c)	10,486	337,066
Ilyang Pharmaceutical Co. Ltd.(a)	9,112	343,195
Security	Shares	Value
South Korea (continued)
InBody Co. Ltd.	5,757	$ 176,777
Innocean Worldwide Inc.	4,758	289,995
Innox Advanced Materials Co. Ltd.(a)	2,772	190,037
Inscobee Inc.(a)	37,319	353,127
Interflex Co. Ltd.(a)(c)	4,759	87,414
iNtRON Biotechnology Inc.(a)	6,773	261,382
IS Dongseo Co. Ltd.	10,017	273,668
It's Hanbul Co. Ltd.	3,997	198,747
Jayjun Cosmetic Co. Ltd.(a)(c)	8,423	195,348
JB Financial Group Co. Ltd.	52,129	293,058
Jeil Holdings Co. Ltd.	20,769	289,007
Jeil Pharmaceutical Co. Ltd.	3,003	112,827
Jeju Air Co. Ltd.	4,230	200,130
Jenax Inc.(a)	7,450	95,721
Jin Air Co. Ltd.	6,236	174,709
Jusung Engineering Co. Ltd.	21,451	199,993
JW Holdings Corp.	15,364	120,010
JW Pharmaceutical Corp.	7,080	266,005
JYP Entertainment Corp.(a)	13,532	311,326
Kakao M Corp.	3,571	274,960
KC Co. Ltd.	4,691	96,174
KEPCO Engineering & Construction Co. Inc.	5,920	171,347
Kginicis Co. Ltd.	9,666	193,688
KIWOOM Securities Co. Ltd.(c)	5,529	643,712
Koh Young Technology Inc.	5,601	493,098
Kolmar BNH Co. Ltd.	5,464	138,634
Kolon Corp.(c)	3,825	166,775
Kolon Industries Inc.	7,564	464,527
Kolon Life Science Inc.(a)	3,561	229,593
Komipharm International Co. Ltd.(a)	18,849	514,087
Korea Kolmar Co. Ltd.	6,275	448,817
Korea Kolmar Holdings Co. Ltd.(c)	4,532	209,793
Korea Line Corp.(a)	5,836	136,432
Korea Petrochemical Ind. Co Ltd.	1,413	330,982
Korea REIT Co. Ltd.	101,547	275,075
Korean Reinsurance Co.	42,791	504,147
KT Skylife Co. Ltd.	23,010	274,297
Kumho Tire Co. Inc.(a)(c)	45,331	256,103
Kyung Dong Navien Co. Ltd.	2,806	136,142
L&F Co. Ltd.	5,733	259,805
LEENO Industrial Inc.(c)	5,869	340,287
LegoChem Biosciences Inc., NVS	4,364	189,466
LF Corp.	10,557	282,545
LG Hausys Ltd.	4,603	304,461
LG International Corp.	18,698	457,064
LIG Nex1 Co. Ltd.	5,448	257,756
Lock&Lock Co. Ltd.	10,497	231,763
Lotte Chilsung Beverage Co. Ltd.	191	280,489
LOTTE Fine Chemical Co. Ltd.	8,135	517,706
Lotte Food Co. Ltd.	331	216,787
LOTTE Himart Co. Ltd.	4,040	294,956
LS Corp.	7,994	634,062
LS Industrial Systems Co. Ltd.	7,092	507,911
Lutronic Corp.	10,402	155,362
Maeil Dairies Co. Ltd.	2,078	168,291
Mando Corp.	15,228	543,176
Medipost Co. Ltd.(a)	3,660	348,361
MeereCo. Inc.	1,559	199,295
Meritz Financial Group Inc.	23,040	304,578
Meritz Fire & Marine Insurance Co. Ltd.	25,733	489,379

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Meritz Securities Co. Ltd.	162,682	$ 616,500
Mezzion Pharma Co. Ltd., NVS	3,679	189,078
Mirae Asset Life Insurance Co. Ltd.	40,178	218,045
Modetour Network Inc.	7,243	226,102
Muhak Co. Ltd.	16,508	253,451
Namhae Chemical Corp.	11,252	195,197
Nanomedics Co. Ltd., NVS	9,234	145,198
Naturalendo Tech Co. Ltd.(a)	7,630	110,775
Naturecell Co. Ltd.(a)	18,524	506,942
Nexen Tire Corp.	23,718	247,532
NHN Entertainment Corp.(a)	5,553	341,541
NICE Holdings Co. Ltd.	9,827	180,048
NICE Information Service Co. Ltd.	18,689	211,518
NongShim Co. Ltd.	1,358	410,694
NUTRIBIOTECH Co. Ltd.(a)	4,961	109,534
Orion Holdings Corp.(c)	10,348	229,913
Oscotec Inc., NVS	11,223	298,808
Osstem Implant Co. Ltd.(a)	4,993	232,987
Paradise Co. Ltd.(c)	21,337	384,005
Partron Co. Ltd.(c)	18,208	129,387
Peptron Inc.(a)(c)	2,908	156,737
Pharmicell Co. Ltd.(a)	25,040	456,455
Poongsan Corp.	10,802	360,250
POSCO Chemtech Co. Ltd.	9,533	395,311
Posco ICT Co. Ltd.	39,226	256,546
PSK Inc.	7,682	212,369
S&T Motiv Co. Ltd.	6,194	177,842
Sam Chun Dang Pharm Co. Ltd.	6,415	267,800
Samjin Pharmaceutical Co. Ltd.	5,500	244,144
Samwha Capacitor Co. Ltd.	3,732	246,850
Samyang Corp.(c)	2,602	206,383
Samyang Foods Co. Ltd.	1,560	146,166
Samyang Holdings Corp.	1,908	202,668
Sangsangin Co. Ltd.(a)	14,838	302,142
Seah Besteel Corp.	10,260	222,723
SeAH Steel Corp.	2,016	168,132
Seegene Inc.(a)	7,800	228,656
Seoul Semiconductor Co. Ltd.	18,983	360,130
SFA Engineering Corp.	9,854	332,748
Shinsegae International Inc.	1,189	187,513
Silicon Works Co. Ltd.	4,995	180,255
SK Chemicals Co. Ltd.(a)	3,973	327,659
SK Discovery Co. Ltd.	5,543	202,858
SK Gas Ltd.	2,053	190,454
SK Materials Co. Ltd.	2,581	399,619
SK Networks Co. Ltd.	81,483	375,308
SK Securities Co. Ltd.(a)	197,800	212,856
SKC Co. Ltd.	10,650	381,857
SKCKOLONPI Inc.	7,353	302,865
SM Entertainment Co. Ltd.(a)	8,872	341,975
Songwon Industrial Co. Ltd.	7,156	179,572
Soulbrain Co. Ltd.(c)	4,306	279,623
SPC Samlip Co. Ltd.	1,078	110,505
Ssangyong Cement Industrial Co. Ltd.	11,870	371,643
Sungwoo Hitech Co. Ltd.	25,203	118,773
Taekwang Industrial Co. Ltd.	222	255,785
Taewoong Co. Ltd.(a)	5,056	87,241
Taeyoung Engineering & Construction Co. Ltd.	16,358	260,253
Taihan Fiberoptics Co. Ltd.(a)	25,861	170,575
Telcon RF Pharmaceutical Inc.(a)	28,832	316,953
Security	Shares	Value
South Korea (continued)
TES Co. Ltd./Korea	8,261	$ 231,058
Theragen Etex Co. Ltd., NVS	13,296	187,485
Tokai Carbon Korea Co. Ltd.	2,313	148,056
Tongyang Inc.	98,720	196,900
Tongyang Life Insurance Co. Ltd.	25,504	168,457
Toptec Co. Ltd.(a)	9,979	249,487
Vieworks Co. Ltd.(c)	3,782	111,395
Webzen Inc.(a)	7,487	191,351
WeMade Entertainment Co. Ltd.	4,310	213,911
WONIK IPS Co. Ltd.	12,973	410,389
Young Poong Corp.	293	219,081
Youngone Corp.	12,017	355,064
Yuanta Securities Korea Co. Ltd.(a)	57,786	233,192
Yungjin Pharmaceutical Co. Ltd.(a)	41,777	317,411
Yuyang DNU Co. Ltd.(a)	21,926	190,590
		64,702,011
Taiwan — 19.2%
AcBel Polytech Inc.	513,000	333,878
Accton Technology Corp.	209,000	601,996
A-DATA Technology Co. Ltd.	92,000	207,573
Advanced Ceramic X Corp.	18,000	161,307
Advanced Wireless Semiconductor Co.	69,000	151,995
AmTRAN Technology Co. Ltd.	388,312	166,541
Ardentec Corp.	191,000	220,888
Asia Optical Co. Inc.	104,000	328,715
Asia Pacific Telecom Co. Ltd.(a)	1,095,000	293,837
Asia Polymer Corp.	760,869	462,187
Asia Vital Components Co. Ltd.	179,000	172,360
ASMedia Technology Inc.	16,000	200,257
ASPEED Technology Inc.	10,000	300,719
BES Engineering Corp.	789,000	212,514
Bizlink Holding Inc.	46,770	329,372
Capital Securities Corp.	678,000	256,840
Career Technology MFG. Co. Ltd.	167,000	370,102
Casetek Holdings Ltd.	74,816	187,780
Cathay Real Estate Development Co. Ltd.	302,300	180,604
Center Laboratories Inc.(a)	100,000	229,962
Charoen Pokphand Enterprise	75,000	146,438
Cheng Loong Corp.	373,000	222,220
Cheng Uei Precision Industry Co. Ltd.	195,000	230,721
Chilisin Electronics Corp.	82,000	437,895
China Bills Finance Corp.	337,000	158,594
China General Plastics Corp.	147,000	146,453
China Man-Made Fiber Corp.(a)	590,700	205,039
China Motor Corp.	206,000	200,077
China Petrochemical Development Corp.(a)	1,082,000	498,360
China Steel Chemical Corp.	77,000	399,630
China Synthetic Rubber Corp.	232,233	373,213
Chin-Poon Industrial Co. Ltd.	169,000	223,931
Chipbond Technology Corp.	279,000	586,653
Chlitina Holding Ltd.	20,000	181,900
Chong Hong Construction Co. Ltd.	81,424	254,369
Chroma ATE Inc.	168,000	838,276
Chung Hung Steel Corp.(a)	514,000	196,429
Chunghwa Precision Test Tech Co. Ltd.	8,000	215,477
Cleanaway Co. Ltd.	40,000	256,996
Clevo Co.	259,000	280,512
CMC Magnetics Corp.(a)	766,000	255,661
Compeq Manufacturing Co. Ltd.	439,000	492,312
Concraft Holding Co. Ltd.	15,528	153,406

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Coretronic Corp.	185,400	$ 256,181
CSBC Corp. Taiwan(a)	198,420	120,529
CTCI Corp.	301,000	493,772
Cub Elecparts Inc.	22,600	269,286
Darwin Precisions Corp.	172,000	152,129
E Ink Holdings Inc.	387,000	442,393
Egis Technology Inc.(a)	27,000	143,734
Elan Microelectronics Corp.	219,000	354,505
Elite Advanced Laser Corp.	57,840	205,596
Elite Material Co. Ltd.	120,000	321,212
Elite Semiconductor Memory Technology Inc.	138,000	192,527
eMemory Technology Inc.	34,000	411,929
Ennoconn Corp.	23,000	374,230
Epistar Corp.(a)	442,000	598,942
Eternal Materials Co. Ltd.	555,532	545,121
Everlight Electronics Co. Ltd.	208,000	280,467
Far Eastern Department Stores Ltd.	500,000	330,424
Far Eastern International Bank	995,360	333,874
Faraday Technology Corp.	106,000	224,301
Farglory Land Development Co. Ltd.	150,000	167,966
Feng Hsin Steel Co. Ltd.	258,000	506,330
Firich Enterprises Co. Ltd.	134,267	228,099
FLEXium Interconnect Inc.	137,418	398,107
Foxsemicon Integrated Technology Inc.	26,000	183,102
Genius Electronic Optical Co. Ltd.(a)	30,000	448,576
Getac Technology Corp.	206,000	297,709
Gigabyte Technology Co. Ltd.	229,000	604,573
Ginko International Co. Ltd.	22,000	197,520
Gintech Energy Corp.(a)	258,647	130,785
Global Unichip Corp.	40,000	340,437
Gloria Material Technology Corp.	330,850	211,464
Goldsun Building Materials Co. Ltd.(a)	623,000	197,745
Gourmet Master Co. Ltd.	36,070	374,406
Grand Pacific Petrochemical	350,000	374,981
Grape King Bio Ltd.	54,000	416,334
Great Wall Enterprise Co. Ltd.	245,128	317,031
Greatek Electronics Inc.	184,000	333,468
HannStar Display Corp.	1,163,320	362,257
Ho Tung Chemical Corp.(a)	639,342	186,288
Holtek Semiconductor Inc.	86,000	212,406
Holy Stone Enterprise Co. Ltd.	62,050	432,837
Hota Industrial Manufacturing Co. Ltd.	96,192	465,525
Hu Lane Associate Inc.	45,000	217,029
Huaku Development Co. Ltd.	128,080	303,512
Huang Hsiang Construction Corp.	75,000	70,090
Hung Sheng Construction Ltd.	260,000	341,905
International Games System Co. Ltd.	27,000	172,121
ITEQ Corp.	103,600	221,989
Jih Sun Financial Holdings Co. Ltd.	669,690	202,506
Kenda Rubber Industrial Co. Ltd.	342,341	385,057
Kerry TJ Logistics Co. Ltd.	160,000	208,534
Kindom Construction Corp.	209,000	147,534
King Slide Works Co. Ltd.	26,000	380,088
King Yuan Electronics Co. Ltd.	555,000	520,518
King's Town Bank Co. Ltd.	388,000	453,248
Kinpo Electronics	1,093,000	362,613
Kinsus Interconnect Technology Corp.	114,000	218,781
LandMark Optoelectronics Corp.	32,400	324,416
LCY Chemical Corp.	279,000	427,884
Lealea Enterprise Co. Ltd.(a)	590	223
Security	Shares	Value
Taiwan (continued)
Lien Hwa Industrial Corp.	291,904	$ 373,143
Long Chen Paper Co. Ltd.	253,751	281,602
Lotes Co. Ltd.	28,000	177,561
Lung Yen Life Service Corp.	77,000	162,936
Machvision Inc.	15,000	232,799
Makalot Industrial Co. Ltd.	80,559	364,326
Masterlink Securities Corp.	464,121	168,847
Mercuries & Associates Holding Ltd.	222,330	180,319
Mercuries Life Insurance Co. Ltd.(a)	288,000	158,123
Merida Industry Co. Ltd.	93,000	397,310
Merry Electronics Co. Ltd.	80,000	391,169
Microbio Co. Ltd.(a)	347,727	236,758
Mitac Holdings Corp.	385,379	423,175
momo.com Inc.	20,000	151,528
Motech Industries Inc.(a)	212,344	140,327
Nan Kang Rubber Tire Co. Ltd.	440,000	385,495
Neo Solar Power Corp.(a)	674,364	261,089
OBI Pharma Inc.(a)	50,000	270,347
On-Bright Electronics Inc.	16,000	152,729
Oriental Union Chemical Corp.	235,000	256,087
Pan Jit International Inc.	141,000	285,186
Pan-International Industrial Corp.	183,722	143,181
Parade Technologies Ltd.	32,000	532,951
PChome Online Inc.	39,305	190,218
PharmaEngine Inc.	55,756	248,433
PharmaEssentia Corp.(a)	63,000	374,280
Pharmally International Holding Co. Ltd.	17,851	229,680
Pixart Imaging Inc.	59,635	214,962
Poya International Co. Ltd.	23,453	248,921
President Securities Corp.(a)	524,741	255,702
Primax Electronics Ltd.	179,000	348,304
Prince Housing & Development Corp.	609,917	234,102
Qisda Corp.	810,000	573,136
Radiant Opto-Electronics Corp.	189,000	396,148
Radium Life Tech Co. Ltd.(a)	419,707	149,187
Ritek Corp.(a)	928,260	477,119
Roo Hsing Co. Ltd.(a)	439,000	221,247
Run Long Construction Co. Ltd.	68,000	140,714
Sanyang Motor Co. Ltd.	410,820	297,542
ScinoPharm Taiwan Ltd.	187,708	214,262
SDI Corp.	59,000	156,945
Senao International Co. Ltd.	89,000	152,683
Sercomm Corp.	127,000	293,323
Shin Zu Shing Co. Ltd.	61,000	178,145
Shining Building Business Co. Ltd.(a)	297,858	119,296
Shinkong Synthetic Fibers Corp.	773,135	281,267
Sigurd Microelectronics Corp.	206,000	257,143
Silergy Corp.	29,000	663,985
Simplo Technology Co. Ltd.	75,600	474,369
Sinbon Electronics Co. Ltd.	98,000	264,286
Sino-American Silicon Products Inc.	229,000	1,077,683
Sinyi Realty Inc.	135,588	188,257
Sitronix Technology Corp.	75,000	228,293
Soft-World International Corp.	56,140	162,453
Sporton International Inc.	34,000	171,353
St. Shine Optical Co. Ltd.	22,000	587,420
Sunny Friend Environmental Technology Co. Ltd.	30,000	200,257
Supreme Electronics Co. Ltd.	161,000	178,671
TA Chen Stainless Pipe	351,010	380,749
Taichung Commercial Bank Co. Ltd.	1,520,014	522,542

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Tainan Spinning Co. Ltd.	556,190	$ 282,165
Taiwan Cogeneration Corp.	187,000	175,382
Taiwan Fertilizer Co. Ltd.	440,000	634,414
Taiwan Glass Industry Corp.(a)	483,000	294,203
Taiwan Hon Chuan Enterprise Co. Ltd.	153,004	262,484
Taiwan Paiho Ltd.	102,050	241,147
Taiwan Secom Co. Ltd.	151,450	457,461
Taiwan Semiconductor Co. Ltd.	93,000	264,770
Taiwan Shin Kong Security Co. Ltd.	319,640	409,132
Taiwan Styrene Monomer	266,000	216,181
Taiwan TEA Corp.	627,000	324,366
Taiwan Union Technology Corp.	89,000	281,007
Tatung Co. Ltd.(a)	891,000	670,596
TCI Co. Ltd.	32,000	419,739
Test Research Inc.	69,000	148,080
Ton Yi Industrial Corp.	709,000	304,079
Tong Hsing Electronic Industries Ltd.	66,000	258,832
Tong Yang Industry Co. Ltd.	167,133	282,260
Topco Scientific Co. Ltd.	76,000	207,239
TPK Holding Co. Ltd.(a)	150,000	321,913
Transcend Information Inc.	71,000	203,558
Tripod Technology Corp.	197,000	557,569
TSRC Corp.	278,000	292,275
TTY Biopharm Co. Ltd.	97,450	315,493
Tung Ho Steel Enterprise Corp.	421,000	337,935
TXC Corp.	230,000	287,486
U-Ming Marine Transport Corp.	206,000	236,173
Unimicron Technology Corp.	606,000	339,796
Unitech Printed Circuit Board Corp.(a)	246,000	195,000
United Integrated Services Co. Ltd.	92,000	197,133
UPC Technology Corp.	397,202	271,770
USI Corp.	474,089	234,976
Visual Photonics Epitaxy Co. Ltd.	88,425	318,739
Voltronic Power Technology Corp.	25,077	397,144
Wafer Works Corp.(a)	211,000	492,262
Wah Lee Industrial Corp.	157,000	296,587
Walsin Lihwa Corp.	1,195,000	999,107
Waterland Financial Holdings Co. Ltd.	1,015,097	354,046
Win Semiconductors Corp.	1	8
Wistron NeWeb Corp.	152,923	365,445
Wowprime Corp.	28,000	97,659
WT Microelectronics Co. Ltd.	206,757	313,984
XinTec Inc.(a)	75,000	177,478
Xxentria Technology Materials Corp.	67,000	180,685
Yang Ming Marine Transport Corp.(a)	476,820	151,028
Yeong Guan Energy Technology Group Co. Ltd.	52,601	117,275
YFY Inc.(a)	668,000	290,953
Yieh Phui Enterprise Co. Ltd.	692,342	234,543
Yulon Finance Corp.	46,000	188,842
Yulon Motor Co. Ltd.	377,000	298,213
YungShin Global Holding Corp.	206,200	279,760
Yungtay Engineering Co. Ltd.	182,000	303,723
Zinwell Corp.	223,000	196,120
		64,179,415
Thailand — 3.8%
Amata Corp. PCL, NVDR(c)	312,200	224,464
Bangchak Corp. PCL, NVDR	280,900	318,307
Bangkok Airways PCL, NVDR(c)	569,100	268,628
Bangkok Chain Hospital PCL, NVDR	767,800	393,621
Bangkok Land PCL, NVDR	9,024,700	564,220
Security	Shares	Value
Thailand (continued)
Beauty Community PCL, NVDR	1,019,300	$ 557,604
CH Karnchang PCL, NVDR(c)	379,300	317,170
Chularat Hospital PCL, NVDR(c)	3,183,200	230,854
Eastern Polymer Group PCL, NVDR(c)	662,400	153,228
Esso Thailand PCL, NVDR	572,100	262,891
GFPT PCL, NVDR(c)	419,300	157,287
Group Lease PCL, NVDR	35,800	7,106
Gunkul Engineering PCL, NVDR(c)	1,846,583	188,179
Hana Microelectronics PCL, NVDR	283,200	303,207
Italian-Thai Development PCL, NVDR(a)(c)	2,065,100	228,523
Jasmine International PCL, NVDR(c)	1,873,500	339,678
KCE Electronics PCL, NVDR	290,000	294,623
Khon Kaen Sugar Industry PCL, NVDR(c)	1,075,130	110,907
Kiatnakin Bank PCL, NVDR	247,332	531,543
LPN Development PCL, NVDR(c)	575,300	174,442
Major Cineplex Group PCL, NVDR(c)	339,200	286,290
Muangthai Capital PCL, NVDR	288,100	281,436
PTG Energy PCL, NVDR(c)	398,200	235,260
Quality Houses PCL, NVDR	3,824,767	389,770
Samart Corp. PCL, NVDR	146,100	34,710
Siam Global House PCL, NVDR(c)	870,428	451,676
Siamgas & Petrochemicals PCL	484,500	150,696
Sino-Thai Engineering & Construction PCL, NVDR(a)	385,028	272,011
Sri Trang Agro-Industry PCL, NVDR(c)	406,980	159,026
Srisawad Corp PCL, NVDR(c)	276,843	305,055
Supalai PCL, NVDR(a)(c)	473,000	373,343
Super Energy Corp. PCL, NVDR(a)	6,737,100	311,688
Taokaenoi Food & Marketing PCL, NVDR	266,100	165,533
Thai Airways International PCL, NVDR(a)(c)	456,200	223,893
Thai Vegetable Oil PCL, NVDR	247,500	239,841
Thaicom PCL, NVDR(c)	294,400	86,047
Thanachart Capital PCL, NVDR	375,100	603,865
Tisco Financial Group PCL, NVDR	186,040	482,692
TTW PCL, NVDR	1,054,500	408,747
U City PCL, NVDR(a)	85,044,600	79,754
VGI Global Media PCL, NVDR(c)	1,362,200	330,011
Vibhavadi Medical Center PCL, NVDR	5,237,100	422,373
WHA Corp. PCL, NVDR(c)	4,059,200	558,315
Workpoint Entertainment PCL, NVDR(c)	105,200	141,407
		12,619,921
Turkey — 1.1%
AG Anadolu Grubu Holding AS	61,056	302,760
Akcansa Cimento AS	16,559	33,575
Aygaz AS	137,178	366,114
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(a)	29,369	14,563
Cimsa Cimento Sanayi VE Ticaret AS(c)	18,004	44,440
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	414,958	435,311
Koza Altin Isletmeleri AS(a)	21,413	225,482
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	92,189	171,682
Logo Yazilim Sanayi Ve Ticaret AS(a)	19,634	207,701
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)	15,272	163,980
Otokar Otomotiv Ve Savunma Sanayi AS(c)	4,679	79,660
Sasa Polyester Sanayi AS(a)	60,798	142,433
Soda Sanayii AS	315,889	369,672
Tekfen Holding AS	118,856	396,584
Trakya Cam Sanayii AS	383,671	338,226
Turkiye Sinai Kalkinma Bankasi AS	1,450,187	389,917
Vestel Elektronik Sanayi ve Ticaret AS(a)(c)	41,661	81,349

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Turkey (continued)
Zorlu Enerji Elektrik Uretim AS(a)	103,085	$ 33,624
		3,797,073
United Arab Emirates — 0.5%
Agthia Group PJSC	87,504	114,348
Air Arabia PJSC	945,877	298,713
Al Waha Capital PJSC	475,013	230,190
Amanat Holdings PJSC	526,001	196,186
Amlak Finance PJSC(a)	308,665	66,890
Arabtec Holding PJSC	310,671	164,929
Dana Gas PJSC	375,281	110,342
Deyaar Development PJSC(a)	1,731,305	223,887
Drake & Scull International PJSC(a)	228,391	72,127
DXB Entertainments PJSC(a)	1,979,004	225,747
Eshraq Properties Co. PJSC(a)	563,157	111,922
		1,815,281
Total Common Stocks — 98.5% (Cost: $309,966,250)		330,069,815
Preferred Stocks
Brazil — 1.1%
Alpargatas SA, Preference Shares, NVS	78,000	276,054
Banco ABC Brasil SA, Preference Shares, NVS	33,923	149,390
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	83,300	367,061
Bradespar SA, Preference Shares, NVS	104,300	872,423
Cia. de Gas de Sao Paulo - COMGAS, Preference Shares, NVS	10,500	161,643
Cia. de Saneamento do Parana, Preference Shares, NVS	53,400	127,619
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	81,700	362,643
Cia. Paranaense de Energia, Preference Shares, NVS	45,100	284,596
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	51,000	184,742
Marcopolo SA, Preference Shares, NVS	211,500	202,751
Metalurgica Gerdau SA, Preference Shares, NVS	286,200	523,361
Randon SA Implemetos e Participacoes, Preference Shares, NVS	77,825	144,405
		3,656,688
Colombia — 0.0%
Avianca Holdings SA, Preference Shares, NVS	147,154	141,905
Total Preferred Stocks — 1.1% (Cost: $3,427,319)		3,798,593
Security	Shares	Value
Rights
South Africa — 0.0%
Sun International Ltd. (Expires 06/01/18)(a)(c)	11,761	$ 9,453
South Korea — 0.0%
CrystalGenomics Inc., NVS (Expires 06/26/18)(a)(c)	917	2,808
Sungwoo Hitech Co. Ltd., NVS (Expires 06/19/18)(a)	10,206	5,690
		8,498
Total Rights — 0.0% (Cost: $0)		17,951
Warrants
Thailand — 0.0%
Samart Corp. PCL (Expires 05/17/21)(a)	101,933	1,211
Total Warrants — 0.0% (Cost: $0)		1,211
Short-Term Investments
Money Market Funds — 9.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	31,413,306	31,419,589
Total Short-Term Investments — 9.4% (Cost: $31,414,071)		31,419,589
Total Investments in Securities — 109.0% (Cost: $344,807,640)		365,307,159
Other Assets, Less Liabilities — (9.0)%		(30,145,295)
Net Assets — 100.0%		$ 335,161,864

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Emerging Markets Small-Cap ETF
Consolidated Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,015,086	6,398,220	31,413,306	$31,419,589	$1,122,956 (a)	$ (3,840)	$ 1,033
BlackRock Cash Funds: Treasury, SL Agency Shares	579,280	(579,280)	—	—	5,865	—	—
				$31,419,589	$1,128,821	$ (3,840)	$ 1,033

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$327,179,713	$ 2,758,391	$ 131,711	$330,069,815
Preferred Stocks	3,798,593	—	—	3,798,593
Rights	5,690	12,261	—	17,951
Warrants	1,211	—	—	1,211
Money Market Funds	31,419,589	—	—	31,419,589
	$362,404,796	$ 2,770,652	$ 131,711	$365,307,159
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Eurozone ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Austria — 0.7%
ANDRITZ AG	186,394	$ 9,290,566
Erste Group Bank AG	765,070	31,864,595
OMV AG	373,762	21,465,580
Raiffeisen Bank International AG(a)	372,910	11,792,216
Voestalpine AG	285,412	15,312,096
		89,725,053
Belgium — 3.2%
Ageas	475,476	24,087,999
Anheuser-Busch InBev SA/NV	1,931,752	180,890,773
Colruyt SA	149,994	7,961,249
Groupe Bruxelles Lambert SA	204,976	21,706,432
KBC Group NV	637,843	49,289,472
Proximus SADP	382,079	10,217,876
Solvay SA	191,013	25,641,484
Telenet Group Holding NV(a)	132,130	6,672,220
UCB SA	320,412	25,246,137
Umicore SA	528,469	29,857,075
		381,570,717
Finland — 3.1%
Elisa OYJ	358,299	15,997,769
Fortum OYJ	1,129,573	26,516,046
Kone OYJ, Class B	863,776	42,700,891
Metso OYJ	267,845	9,260,853
Neste OYJ	324,596	26,379,075
Nokia OYJ	14,243,669	82,135,557
Nokian Renkaat OYJ	292,447	11,337,007
Orion OYJ, Class B	263,389	7,775,509
Sampo OYJ, Class A	1,114,266	54,732,715
Stora Enso OYJ, Class R	1,392,092	28,445,426
UPM-Kymmene OYJ	1,348,527	49,443,587
Wartsila OYJ Abp	1,131,419	23,884,952
		378,609,387
France — 33.1%
Accor SA, NVS	477,035	26,065,813
Aeroports de Paris, NVS	75,997	15,852,705
Air Liquide SA	1,086,152	133,632,965
Airbus SE	1,471,113	167,103,633
Alstom SA, NVS	389,067	18,393,391
Amundi SA(b)	154,648	11,289,756
Arkema SA, NVS	172,153	20,949,470
Atos SE	238,864	32,399,568
AXA SA, NVS	4,914,381	122,332,049
BioMerieux, NVS	101,777	8,945,961
BNP Paribas SA	2,846,862	176,325,875
Bollore SA, NVS	2,229,190	10,960,184
Bouygues SA, NVS	549,863	25,378,944
Bureau Veritas SA, NVS	671,725	16,630,855
Capgemini SE	405,421	53,311,368
Carrefour SA, NVS	1,466,784	26,410,324
Casino Guichard Perrachon SA, NVS	141,984	6,132,302
Cie. de Saint-Gobain, NVS	1,264,335	63,277,408
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	431,371	55,741,795
CNP Assurances, NVS	429,822	10,044,657
Credit Agricole SA	2,888,299	39,581,535
Danone SA, NVS(c)	1,528,548	116,673,655
Dassault Aviation SA, NVS	6,435	12,454,189
Dassault Systemes SE, NVS	328,405	46,059,150
Security	Shares	Value
France (continued)
Edenred, NVS(c)	585,337	$ 18,741,924
Eiffage SA, NVS	192,811	21,696,577
Electricite de France SA, NVS	1,476,201	19,644,127
Engie SA	4,626,591	73,097,371
Essilor International Cie Generale d'Optique SA, NVS	526,445	71,837,284
Eurazeo SA, NVS	113,207	8,853,816
Eurofins Scientific SE, NVS	29,088	14,919,570
Eutelsat Communications SA	440,435	8,446,986
Faurecia SA, NVS	189,923	16,073,037
Fonciere Des Regions	84,194	8,771,457
Gecina SA	117,116	20,233,002
Getlink, NVS	1,182,071	15,992,243
Hermes International, NVS	80,278	57,049,728
ICADE	85,960	7,977,116
Iliad SA, NVS	66,425	11,239,116
Imerys SA, NVS	89,860	7,646,740
Ingenico Group SA, NVS	150,191	11,991,745
Ipsen SA, NVS	95,807	15,181,667
JCDecaux SA	189,356	5,883,957
Kering SA, NVS	192,123	109,822,632
Klepierre SA	526,163	20,464,808
Legrand SA	674,775	50,835,878
L'Oreal SA	637,868	153,086,295
LVMH Moet Hennessy Louis Vuitton SE, NVS	706,716	245,051,219
Natixis SA	2,373,269	17,170,420
Orange SA, NVS	5,056,322	86,910,533
Pernod Ricard SA, NVS	537,718	90,197,340
Peugeot SA, NVS	1,483,201	34,531,579
Publicis Groupe SA, NVS	520,720	36,190,574
Remy Cointreau SA, NVS	57,356	8,482,773
Renault SA, NVS	487,675	47,038,193
Rexel SA	764,646	11,233,007
Safran SA	846,495	100,935,783
Sanofi, NVS	2,857,533	218,915,264
Schneider Electric SE, NVS	1,365,408	117,593,544
SCOR SE	432,636	15,948,402
SEB SA, NVS	57,202	10,316,255
SES SA(c)	914,099	15,765,332
Societe BIC SA, NVS	67,086	6,515,348
Societe Generale SA, NVS	1,944,825	83,667,989
Sodexo SA, NVS	229,578	22,248,226
STMicroelectronics NV	1,729,521	41,104,181
Suez	928,800	12,771,735
Teleperformance, NVS	146,037	23,047,402
Thales SA, NVS	266,857	33,922,579
TOTAL SA, NVS	6,087,246	369,848,595
Ubisoft Entertainment SA, NVS(a)	196,278	21,220,655
Unibail-Rodamco SE	351,086	78,911,340
Valeo SA, NVS	608,322	38,572,312
Veolia Environnement SA, NVS	1,341,053	30,400,278
Vinci SA	1,277,584	124,853,600
Vivendi SA, NVS	2,611,653	65,605,481
Wendel SA, NVS	71,960	9,491,874
		3,983,896,441
Germany — 27.5%
1&1 Drillisch AG	132,576	9,161,551
adidas AG	476,492	107,682,059
Allianz SE, Registered	1,111,320	228,807,815
Axel Springer SE	123,633	8,962,071
BASF SE	2,320,694	228,228,657

iShares® MSCI Eurozone ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Bayer AG, Registered	2,091,698	$ 248,705,299
Bayerische Motoren Werke AG	835,882	83,307,386
Beiersdorf AG	256,386	29,407,185
Brenntag AG	391,512	22,548,965
Commerzbank AG(a)	2,541,100	25,933,708
Continental AG	278,720	70,633,438
Covestro AG(b)	486,334	44,246,347
Daimler AG, Registered	2,297,353	165,407,228
Delivery Hero AG(a)(b)	235,524	10,810,134
Deutsche Bank AG, Registered	4,963,953	53,059,513
Deutsche Boerse AG	488,361	65,215,283
Deutsche Lufthansa AG, Registered	591,743	16,059,739
Deutsche Post AG, Registered	2,482,194	94,080,669
Deutsche Telekom AG, Registered	8,425,049	130,012,849
Deutsche Wohnen SE	896,996	42,018,646
E.ON SE	5,582,386	59,116,034
Evonik Industries AG	415,825	14,552,065
Fraport AG Frankfurt Airport Services Worldwide	104,713	9,780,961
Fresenius Medical Care AG & Co. KGaA	546,254	54,467,392
Fresenius SE & Co. KGaA	1,053,009	80,830,688
GEA Group AG(c)	440,419	16,194,181
Hannover Rueck SE	153,023	19,291,360
HeidelbergCement AG	380,155	33,636,616
Henkel AG & Co. KGaA	259,619	29,229,480
HOCHTIEF AG	49,489	9,081,208
HUGO BOSS AG(c)	158,822	14,253,005
Infineon Technologies AG	2,882,550	79,039,148
Innogy SE(b)(c)	352,675	14,865,672
K+S AG, Registered	481,226	12,863,731
KION Group AG	178,294	14,472,841
LANXESS AG	221,159	17,472,190
Linde AG	470,640	107,678,077
MAN SE	87,427	9,501,182
Merck KGaA	329,949	33,638,947
METRO AG(c)	452,842	6,089,499
MTU Aero Engines AG	132,545	25,018,182
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	393,039	80,885,439
OSRAM Licht AG	249,638	14,709,992
ProSiebenSat.1 Media SE(c)	586,587	17,234,474
Puma SE	4,901	2,969,166
Puma SE	16,984	10,289,392
QIAGEN NV(a)	575,523	20,866,352
RTL Group SA	98,602	7,429,582
RWE AG	1,314,666	29,763,747
SAP SE	2,486,658	279,643,730
Siemens AG, Registered	1,934,787	251,820,113
Siemens Healthineers AG(a)(b)	380,445	15,101,394
Symrise AG	312,791	25,361,294
Telefonica Deutschland Holding AG	1,903,176	8,033,222
thyssenkrupp AG	1,103,850	29,081,982
Uniper SE	505,193	15,998,877
United Internet AG, Registered(d)	314,135	20,021,258
Volkswagen AG	81,772	15,186,482
Vonovia SE	1,229,836	57,940,301
Wirecard AG	298,113	45,986,512
Zalando SE(a)(b)(c)	284,112	15,106,378
		3,308,790,688
Ireland — 1.7%
AIB Group PLC	2,029,384	11,072,236
Security	Shares	Value
Ireland (continued)
Bank of Ireland Group PLC	2,326,264	$ 19,198,213
CRH PLC	2,114,073	77,981,116
Irish Bank Resolution Corp. Ltd.(a)(e)	446,666	5
Kerry Group PLC, Class A	404,297	42,545,011
Paddy Power Betfair PLC	213,417	25,908,647
Ryanair Holdings PLC(a)	42,432	809,582
Ryanair Holdings PLC, ADR, NVS(a)	58,572	6,789,080
Smurfit Kappa Group PLC	575,875	23,796,543
		208,100,433
Italy — 7.0%
Assicurazioni Generali SpA(c)	3,015,292	51,212,356
Atlantia SpA	1,245,740	36,048,427
CNH Industrial NV	2,579,895	30,175,338
Davide Campari-Milano SpA, NVS	1,432,803	10,687,342
Enel SpA	20,597,652	113,077,209
Eni SpA	6,456,048	116,734,857
Ferrari NV	311,897	40,594,617
Fiat Chrysler Automobiles NV(a)	2,729,246	61,805,454
Intesa Sanpaolo SpA	34,121,370	100,152,198
Leonardo SpA(c)	988,508	10,066,494
Luxottica Group SpA	431,349	26,827,203
Mediobanca Banca di Credito Finanziario SpA	1,548,126	14,579,901
Moncler SpA	462,056	21,180,583
Pirelli & C SpA(a)(b)	984,507	8,409,954
Poste Italiane SpA(b)	1,328,689	11,359,365
Prysmian SpA	524,234	14,564,129
Recordati SpA	266,058	9,845,051
Snam SpA	5,798,671	23,744,905
Telecom Italia SpA/Milano(a)(c)	29,220,906	23,440,087
Tenaris SA	1,196,077	21,431,369
Terna Rete Elettrica Nazionale SpA	3,544,719	18,748,143
UniCredit SpA	5,077,589	83,773,183
		848,458,165
Netherlands — 11.3%
ABN AMRO Group NV, CVA(b)	1,075,686	27,900,498
Aegon NV	4,528,034	28,150,961
AerCap Holdings NV(a)(c)	337,626	18,674,094
Akzo Nobel NV	639,542	56,064,944
ArcelorMittal	1,684,256	54,459,075
ASML Holding NV	1,038,275	202,885,139
EXOR NV	274,764	19,885,381
Heineken Holding NV	293,626	28,551,038
Heineken NV	654,241	65,402,869
ING Groep NV	9,839,262	143,084,713
Koninklijke Ahold Delhaize NV	3,155,084	72,384,281
Koninklijke DSM NV	459,782	45,716,396
Koninklijke KPN NV	8,511,921	23,120,986
Koninklijke Philips NV	2,382,024	97,374,370
Koninklijke Vopak NV	175,918	8,624,659
NN Group NV	774,308	33,225,508
NXP Semiconductors NV(a)	870,052	99,185,928
Randstad NV	301,878	17,992,631
RELX NV	2,447,046	53,358,227
Unilever NV	3,897,351	217,187,247
Wolters Kluwer NV	733,115	41,110,948
		1,354,339,893
Portugal — 0.5%
EDP - Energias de Portugal SA	6,447,239	25,211,632
Galp Energia SGPS SA	1,279,410	23,738,467

iShares® MSCI Eurozone ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Portugal (continued)
Jeronimo Martins SGPS SA	628,821	$ 9,872,604
		58,822,703
Spain — 9.0%
ACS Actividades de Construccion y Servicios SA	635,662	26,348,707
Aena SME SA(b)	170,805	32,758,238
Amadeus IT Group SA	1,113,262	88,236,758
Banco Bilbao Vizcaya Argentaria SA	16,886,887	115,098,711
Banco de Sabadell SA	14,180,372	23,802,847
Banco Santander SA	40,853,851	219,367,971
Bankia SA	3,104,477	11,763,034
Bankinter SA	1,709,397	16,449,902
CaixaBank SA	9,115,492	38,688,899
Enagas SA	574,490	15,296,432
Endesa SA	796,152	17,513,563
Ferrovial SA	1,241,202	25,253,538
Gas Natural SDG SA	880,149	21,565,078
Grifols SA	755,645	22,228,018
Iberdrola SA	14,681,982	104,063,598
Industria de Diseno Textil SA	2,759,529	87,004,543
International Consolidated Airlines Group SA	1,548,664	14,042,641
Mapfre SA	2,704,294	8,182,223
Red Electrica Corp. SA	1,165,739	22,656,768
Repsol SA	3,336,193	63,497,168
Siemens Gamesa Renewable Energy SA(c)	601,012	9,229,037
Telefonica SA	11,828,890	104,207,920
		1,087,255,594
United Kingdom — 0.2%
Coca-Cola European Partners PLC, NVS	547,841	20,801,523
Total Common Stocks — 97.3% (Cost: $11,942,111,436)		11,720,370,597
Preferred Stocks
Germany — 1.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	140,327	12,277,085
Fuchs Petrolub SE, Preference Shares, NVS	178,016	9,321,820
Henkel AG & Co. KGaA, Preference Shares, NVS	454,239	56,019,123
Porsche Automobil Holding SE, Preference Shares, NVS	389,689	28,694,074
Sartorius AG, Preference Shares, NVS	91,555	13,391,077
Schaeffler AG, Preference Shares, NVS	425,455	6,361,875
Volkswagen AG, Preference Shares, NVS	471,441	88,567,367
		214,632,421
Security	Shares	Value
Italy — 0.2%
Intesa Sanpaolo SpA, Preference Shares, NVS	2,404,522	$ 7,227,505
Telecom Italia SpA/Milano, Preference Shares, NVS	14,985,900	10,478,329
		17,705,834
Total Preferred Stocks — 2.0% (Cost: $269,859,536)		232,338,255
Rights
Spain — 0.0%
Ferrovial SA, NVS (Expires 06/05/18)(a)	1,308,533	476,564
Total Rights — 0.0% (Cost: $473,708)		476,564
Short-Term Investments
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	132,664,600	132,691,133
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(g)	6,066,467	6,066,467
		138,757,600
Total Short-Term Investments — 1.1% (Cost: $138,736,230)		138,757,600
Total Investments in Securities — 100.4% (Cost: $12,351,180,910)		12,091,943,016
Other Assets, Less Liabilities — (0.4)%		(49,936,958)
Net Assets — 100.0%		$ 12,042,006,058

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Eurozone ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,577,483	75,087,117	132,664,600	$132,691,133	$1,534,318 (a)	$ (32,992)	$ 12,332
BlackRock Cash Funds: Treasury, SL Agency Shares	489,933	5,576,534	6,066,467	6,066,467	56,499	—	—
				$138,757,600	$1,590,817	$ (32,992)	$ 12,332

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	2,167	06/15/18	$ 86,181	$ (3,262,169)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 11,720,370,592	$ —	$ 5	$ 11,720,370,597
Preferred Stocks	232,338,255	—	—	232,338,255
Rights	476,564	—	—	476,564
Money Market Funds	138,757,600	—	—	138,757,600
	$ 12,091,943,011	$ —	$ 5	$12,091,943,016
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (3,262,169)	$ —	$ —	$ (3,262,169)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI France ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 7.7%
Airbus SE	312,750	$ 35,525,253
Dassault Aviation SA, NVS	1,336	2,585,671
Safran SA	179,566	21,411,390
Thales SA, NVS	56,975	7,242,602
		66,764,916
Air Freight & Logistics — 0.3%
Bollore SA, NVS	471,770	2,319,536
Auto Components — 2.7%
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	92,215	11,916,030
Faurecia SA, NVS	40,787	3,451,772
Valeo SA, NVS	129,155	8,189,424
		23,557,226
Automobiles — 2.0%
Peugeot SA, NVS	316,209	7,361,913
Renault SA, NVS	103,504	9,983,372
		17,345,285
Banks — 7.3%
BNP Paribas SA	604,749	37,456,293
Credit Agricole SA	613,220	8,403,627
Societe Generale SA, NVS	412,979	17,766,700
		63,626,620
Beverages — 2.4%
Pernod Ricard SA, NVS	114,244	19,163,399
Remy Cointreau SA, NVS	12,212	1,806,117
		20,969,516
Building Products — 1.5%
Cie. de Saint-Gobain, NVS	267,869	13,406,301
Capital Markets — 0.7%
Amundi SA(a)	32,537	2,375,296
Natixis SA	505,827	3,659,620
		6,034,916
Chemicals — 3.8%
Air Liquide SA	230,419	28,349,231
Arkema SA, NVS	36,604	4,454,377
		32,803,608
Commercial Services & Supplies — 0.6%
Edenred, NVS(b)	126,298	4,043,940
Societe BIC SA, NVS	14,013	1,360,933
		5,404,873
Construction & Engineering — 4.2%
Bouygues SA, NVS	116,375	5,371,292
Eiffage SA, NVS	42,040	4,730,664
Vinci SA	270,828	26,467,028
		36,568,984
Construction Materials — 0.2%
Imerys SA, NVS	19,391	1,650,100
Diversified Financial Services — 0.4%
Eurazeo SA, NVS	24,577	1,922,144
Wendel SA, NVS	14,940	1,970,659
		3,892,803
Diversified Telecommunication Services — 2.4%
Iliad SA, NVS	14,200	2,402,641
Security	Shares	Value
Diversified Telecommunication Services (continued)
Orange SA, NVS	1,073,688	$ 18,455,074
		20,857,715
Electric Utilities — 0.5%
Electricite de France SA, NVS(b)	315,391	4,196,977
Electrical Equipment — 4.1%
Legrand SA	143,239	10,791,272
Schneider Electric SE, NVS	290,007	24,976,381
		35,767,653
Electronic Equipment, Instruments & Components — 0.3%
Ingenico Group SA, NVS	31,874	2,544,925
Equity Real Estate Investment Trusts (REITs) — 3.3%
Fonciere Des Regions	19,848	2,067,794
Gecina SA	24,584	4,247,141
ICADE	18,040	1,674,118
Klepierre SA	111,026	4,318,293
Unibail-Rodamco SE	74,273	16,693,864
		29,001,210
Food & Staples Retailing — 0.8%
Carrefour SA, NVS	312,940	5,634,672
Casino Guichard Perrachon SA, NVS	30,049	1,297,819
		6,932,491
Food Products — 2.9%
Danone SA, NVS(b)	324,800	24,791,896
Health Care Equipment & Supplies — 2.0%
BioMerieux, NVS	22,403	1,969,172
Essilor International Cie Generale d'Optique SA, NVS	111,944	15,275,580
		17,244,752
Hotels, Restaurants & Leisure — 1.2%
Accor SA, NVS	101,171	5,528,115
Sodexo SA, NVS	48,601	4,709,885
		10,238,000
Household Durables — 0.3%
SEB SA, NVS	12,153	2,191,767
Insurance — 3.6%
AXA SA, NVS	1,043,876	25,984,857
CNP Assurances, NVS	92,594	2,163,861
SCOR SE	90,024	3,318,584
		31,467,302
IT Services — 2.1%
Atos SE	50,986	6,915,753
Capgemini SE	86,509	11,375,614
		18,291,367
Life Sciences Tools & Services — 0.4%
Eurofins Scientific SE, NVS	6,177	3,168,254
Machinery — 0.5%
Alstom SA, NVS	83,470	3,946,098
Media — 3.3%
Eutelsat Communications SA	94,296	1,808,478
JCDecaux SA	40,339	1,253,475
Publicis Groupe SA, NVS	111,409	7,743,040
SES SA	195,917	3,378,952
Vivendi SA, NVS	557,952	14,015,916
		28,199,861

iShares® MSCI France ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining — 1.3%
ArcelorMittal	357,641	$ 11,564,037
Multi-Utilities — 2.9%
Engie SA	979,795	15,480,175
Suez	198,117	2,724,265
Veolia Environnement SA, NVS	288,345	6,536,482
		24,740,922
Oil, Gas & Consumable Fuels — 9.1%
TOTAL SA, NVS	1,296,779	78,789,635
Personal Products — 3.8%
L'Oreal SA	135,578	32,538,290
Pharmaceuticals — 5.7%
Ipsen SA, NVS	20,226	3,205,031
Sanofi, NVS	607,945	46,574,594
		49,779,625
Professional Services — 1.0%
Bureau Veritas SA, NVS	142,431	3,526,368
Teleperformance, NVS	31,030	4,897,121
		8,423,489
Semiconductors & Semiconductor Equipment — 1.0%
STMicroelectronics NV	367,502	8,734,134
Software — 1.7%
Dassault Systemes SE, NVS	69,817	9,791,908
Ubisoft Entertainment SA, NVS(c)	41,933	4,533,599
		14,325,507
Textiles, Apparel & Luxury Goods — 10.1%
Hermes International, NVS	17,045	12,113,065
Kering SA, NVS	40,774	23,307,506
LVMH Moet Hennessy Louis Vuitton SE, NVS	150,068	52,035,537
Puma SE	35	21,204
		87,477,312
Trading Companies & Distributors — 0.3%
Rexel SA	163,463	2,401,348
Security	Shares	Value
Transportation Infrastructure — 0.8%
Aeroports de Paris, NVS	15,938	$ 3,324,611
Getlink, NVS	251,507	3,402,639
		6,727,250
Total Common Stocks — 99.2% (Cost: $855,568,614)		858,686,501
Short-Term Investments
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	792,206	792,364
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	719,280	719,280
		1,511,644
Total Short-Term Investments — 0.2% (Cost: $1,511,643)		1,511,644
Total Investments in Securities — 99.4% (Cost: $857,080,257)		860,198,145
Other Assets, Less Liabilities — 0.6%		5,444,200
Net Assets — 100.0%		$ 865,642,345

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	792,206	792,206	$ 792,364	$113,006 (a)	$ (158)	$ 1
BlackRock Cash Funds: Treasury, SL Agency Shares	218,501	500,779	719,280	719,280	2,067	—	—
				$1,511,644	$115,073	$ (158)	$ 1

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI France ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	105	06/15/18	$ 6,592	$ (136,594)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$858,686,501	$ —	$ —	$858,686,501
Money Market Funds	1,511,644	—	—	1,511,644
	$860,198,145	$ —	$ —	$860,198,145
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (136,594)	$ —	$ —	$ (136,594)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Frontier 100 ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Argentina — 20.6%
Adecoagro SA(a)	436,670	$ 3,550,127
Arcos Dorados Holdings Inc., Class A	555,616	4,111,558
Banco Macro SA, ADR	210,709	16,563,834
BBVA Banco Frances SA, ADR	329,277	4,725,125
Central Puerto SA, ADR	316,075	4,276,495
Corp. America Airports SA(a)	137,986	1,647,553
Cresud SACIF y A, ADR	156,947	2,657,113
Empresa Distribuidora y Comercializadora Norte SA, ADR(a)	98,184	4,375,079
Globant SA(a)(b)	125,148	6,445,122
Grupo Financiero Galicia SA, ADR	471,233	19,928,444
Grupo Supervielle SA, ADR(b)	273,916	4,703,138
IRSA Inversiones y Representaciones SA, ADR	103,348	1,963,612
Loma Negra Cia Industrial Argentina SA, ADR(a)	270,498	3,489,424
Pampa Energia SA, ADR(a)	295,041	14,073,456
Telecom Argentina SA, ADR	491,308	10,823,515
Transportadora de Gas del Sur SA, Class B, ADR(a)	345,160	5,753,817
YPF SA, ADR	794,743	14,432,533
		123,519,945
Bahrain — 3.8%
Ahli United Bank BSC	28,172,470	15,656,550
Aluminium Bahrain BSC	922,686	1,502,388
GFH Financial Group BSC	12,163,555	4,702,298
Ithmaar Holding BSC(a)	8,111,597	906,953
		22,768,189
Bangladesh — 6.0%
ACI Ltd.	108,023	435,215
Acme Laboratores Ltd. (The)	1,013,275	1,162,249
Bangladesh Export Import Co. Ltd.	4,282,136	1,396,766
Beximco Pharmaceuticals Ltd.	2,284,474	2,683,121
BRAC Bank Ltd.	3,904,297	3,475,358
City Bank Ltd. (The)	3,818,228	1,541,981
Eastern Bank Ltd.	2,256,247	970,487
GrameenPhone Ltd.	674,478	3,342,774
International Finance Investment & Commerce Bank Ltd.(a)	5,688,196	863,135
Islami Bank Bangladesh Ltd.	4,528,168	1,271,425
LafargeHolcim Bangladesh Ltd.	2,788,582	1,805,856
National Bank Ltd.(a)	12,829,972	1,502,285
Olympic Industries Ltd.	1,003,138	2,844,192
Pubali Bank Ltd.	2,510,791	683,984
Renata Ltd.	64,201	927,327
Square Pharmaceuticals Ltd.	2,954,126	9,960,623
Summit Power Ltd.	2,978,750	1,274,141
		36,140,919
British Virgin Islands — 0.4%
Despegar.com Corp.(a)	89,373	2,081,497
Croatia — 0.3%
Valamar Riviera DD	299,827	1,942,498
Jordan — 1.9%
Al-Eqbal Investment Co. PLC(a)	53,619	2,471,235
Arab Bank PLC	497,826	4,911,602
Bank of Jordan	331,372	1,167,625
Jordan Islamic Bank	290,283	1,333,788
Jordan Petroleum Refinery Co.	437,553	1,578,768
		11,463,018
Security	Shares	Value
Kazakhstan — 0.9%
Halyk Savings Bank of Kazakhstan JSC, GDR(c)	383,735	$ 4,624,007
KCell JSC, GDR(c)	211,846	953,307
		5,577,314
Kenya — 7.0%
Co-operative Bank of Kenya Ltd. (The)	12,594,060	2,111,430
East African Breweries Ltd.	2,399,242	5,560,373
Equity Group Holdings Ltd./Kenya	16,499,900	7,688,563
KCB Group Ltd.	14,048,436	6,373,058
Safaricom PLC	72,190,567	20,112,264
		41,845,688
Kuwait — 18.5%
Agility Public Warehousing Co. KSC	3,729,020	9,004,911
Al Mazaya Holding Co. KSCP	425,096	123,324
Alimtiaz Investment Co. KSCC	3,499,274	1,504,815
Boubyan Bank KSCP	3,179,200	5,258,353
Burgan Bank SAK	3,027,294	2,453,480
Gulf Bank KSCP	5,880,152	5,076,810
Human Soft Holding Co. KSC	298,500	3,278,267
Kuwait Finance House KSCP	13,953,483	23,632,760
Kuwait International Bank KSCP	2,220,496	1,608,629
Kuwait Projects Co. Holding KSCP	2,091,676	1,660,609
Mabanee Co. SAK	2,255,261	4,707,475
Mezzan Holding Co. KSCC	601,710	1,405,251
Mobile Telecommunications Co. KSC	10,591,316	13,138,417
National Bank of Kuwait SAKP	13,664,072	32,679,868
National Industries Group Holding SAK	4,454,155	2,210,133
National Real Estate Co. KPSC(a)	2,920,925	1,024,208
Warba Bank KSCP(a)	2,198,205	1,723,370
		110,490,680
Mauritius — 0.9%
Greenbay Properties Ltd.	47,250,625	5,111,201
Morocco — 7.4%
Attijariwafa Bank	244,386	12,481,645
Banque Centrale Populaire	125,536	3,839,931
Ciments du Maroc	17,087	3,015,427
Cosumar	112,662	3,261,078
Douja Promotion Groupe Addoha SA	776,251	1,757,315
Maroc Telecom	1,075,356	16,203,203
Societe d'Exploitation des Ports	131,667	2,635,531
TOTAL Maroc SA	7,809	1,295,045
		44,489,175
Netherlands — 0.1%
Digi Communications NV(d)	63,937	464,350
Nigeria — 6.7%
Access Bank PLC	86,644,398	2,497,857
Afriland Properties PLC(a)	8,020	44
Dangote Cement PLC	9,116,124	6,064,781
FBN Holdings PLC	107,262,625	3,017,923
Guaranty Trust Bank PLC	87,977,936	9,876,941
Lafarge Africa PLC	15,827,202	1,526,782
Nestle Nigeria PLC	1,851,615	7,557,874
United Bank for Africa PLC	103,069,638	3,085,661
Zenith Bank PLC	93,820,738	6,631,819
		40,259,682
Oman — 2.4%
Bank Muscat SAOG	5,150,813	5,459,942
Bank Nizwa SAOG(a)	5,131,760	1,186,611

iShares® MSCI Frontier 100 ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oman (continued)
Bank Sohar SAOG	2,527,837	$ 886,615
Oman Telecommunications Co. SAOG	2,001,919	3,890,453
Ooredoo QSC	1,624,058	2,151,908
Phoenix Power Co. SAOC	1,789,870	581,278
		14,156,807
Romania — 5.4%
Banca Transilvania SA	19,017,309	11,334,993
BRD-Groupe Societe Generale SA	1,320,269	4,099,958
OMV Petrom SA	70,282,806	5,385,993
Societatea Energetica Electrica SA	993,494	2,458,201
Societatea Nationala de Gaze Naturale ROMGAZ SA	696,710	6,115,547
Transgaz SA Medias	29,774	2,758,889
		32,153,581
Slovenia — 0.6%
Petrol DD Ljubljana	2,726	1,065,990
Zavarovalnica Triglav DD	62,875	2,495,395
		3,561,385
Sri Lanka — 0.3%
Sampath Bank PLC	1,017,832	1,962,566
Vietnam — 16.2%
Bank for Foreign Trade of Vietnam JSC	1,734,585	4,114,753
FLC Faros Construction JSC(a)	851,662	2,266,767
Hoa Phat Group JSC(a)	4,417,372	10,866,201
Hoa Sen Group	106,431	49,468
Hoang Huy Investment Financial Services JSC	1,073,110	1,312,802
Kinh Bac City Development Share Holding Corp.(a)	1,455,630	804,215
Masan Group Corp.(a)	2,773,530	9,850,738
No Va Land Investment Group Corp.(a)	1,462,079	3,269,579
PetroVietnam Fertilizer & Chemicals JSC	1,087,530	791,590
PetroVietnam Gas JSC	342,290	1,356,793
PetroVietnam Technical Services Corp.	1,288,200	960,247
Saigon Beer Alcohol Beverage Corp.	381,450	4,014,207
Saigon Securities Inc.	2,068,670	2,902,633
Security	Shares	Value
Vietnam (continued)
Saigon Thuong Tin Commercial JSB(a)	3,440,719	$ 1,772,711
Thanh Thanh Cong - Bien Hoa JSC(a)	1,644,150	1,063,370
Vietnam Dairy Products JSC	3,305,810	23,801,368
Vincom Retail JSC(a)	4,545,590	8,570,568
Vingroup JSC(a)	3,758,770	19,118,535
		96,886,545
Total Common Stocks — 99.4% (Cost: $530,621,483)		594,875,040
Short-Term Investments
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	2,493,267	2,493,766
Total Short-Term Investments — 0.4% (Cost: $2,493,339)		2,493,766
Total Investments in Securities — 99.8% (Cost: $533,114,822)		597,368,806
Other Assets, Less Liabilities — 0.2%		1,286,190
Net Assets — 100.0%		$ 598,654,996

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,575,839	(2,082,572)	2,493,267	$2,493,766	$14,038 (a)	$ (452)	$ (236)
BlackRock Cash Funds: Treasury, SL Agency Shares	3,859,935	(3,859,935)	—	—	42,021	—	—
				$2,493,766	$56,059	$ (452)	$ (236)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Frontier 100 ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$594,874,996	$ 44	$ —	$594,875,040
Money Market Funds	2,493,766	—	—	2,493,766
	$597,368,762	$ 44	$ —	$597,368,806
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

iShares® MSCI Germany ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.7%
MTU Aero Engines AG	141,277	$ 26,666,368
Air Freight & Logistics — 2.7%
Deutsche Post AG, Registered	2,666,409	101,062,827
Airlines — 0.5%
Deutsche Lufthansa AG, Registered	638,021	17,315,710
Auto Components — 2.0%
Continental AG	298,462	75,636,470
Automobiles — 7.4%
Bayerische Motoren Werke AG	898,318	89,530,011
Daimler AG, Registered	2,467,716	177,673,202
Volkswagen AG	88,074	16,356,873
		283,560,086
Banks — 0.7%
Commerzbank AG(a)	2,720,956	27,769,265
Capital Markets — 3.3%
Deutsche Bank AG, Registered	5,325,368	56,922,665
Deutsche Boerse AG	523,642	69,926,676
		126,849,341
Chemicals — 12.7%
BASF SE	2,491,979	245,073,681
Covestro AG(b)	521,944	47,486,121
Evonik Industries AG	443,246	15,511,680
K+S AG, Registered	518,504	13,860,215
LANXESS AG	237,019	18,725,176
Linde AG	503,927	115,293,835
Symrise AG	334,594	27,129,096
		483,079,804
Construction & Engineering — 0.3%
HOCHTIEF AG	52,146	9,568,766
Construction Materials — 0.9%
HeidelbergCement AG	403,384	35,691,949
Diversified Telecommunication Services — 3.9%
Deutsche Telekom AG, Registered	9,042,997	139,548,839
Telefonica Deutschland Holding AG	2,029,719	8,567,354
		148,116,193
Electrical Equipment — 0.4%
OSRAM Licht AG	269,842	15,900,518
Food & Staples Retailing — 0.2%
METRO AG(c)	486,047	6,536,016
Health Care Equipment & Supplies — 0.4%
Siemens Healthineers AG(a)(b)	406,394	16,131,415
Health Care Providers & Services — 3.8%
Fresenius Medical Care AG & Co. KGaA	584,886	58,319,418
Fresenius SE & Co. KGaA	1,128,549	86,629,261
		144,948,679
Household Products — 0.8%
Henkel AG & Co. KGaA	281,953	31,743,977
Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	546,385	17,303,380
Security	Shares	Value
Industrial Conglomerates — 7.1%
Siemens AG, Registered	2,075,565	$ 270,142,921
Insurance — 9.3%
Allianz SE, Registered	1,195,060	246,048,904
Hannover Rueck SE	163,609	20,625,920
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	420,621	86,561,675
		353,236,499
Internet & Direct Marketing Retail — 0.4%
Zalando SE(a)(b)	302,042	16,059,725
Internet Software & Services — 0.9%
Delivery Hero AG(a)(b)	248,912	11,424,619
United Internet AG, Registered	333,439	21,251,590
		32,676,209
IT Services — 1.3%
Wirecard AG	318,493	49,130,303
Life Sciences Tools & Services — 0.6%
QIAGEN NV(a)	619,152	22,448,179
Machinery — 1.1%
GEA Group AG(c)	471,901	17,351,772
KION Group AG	192,238	15,604,732
MAN SE	95,504	10,378,955
		43,335,459
Media — 0.9%
Axel Springer SE	132,361	9,594,758
ProSiebenSat.1 Media SE	632,171	18,573,775
RTL Group SA	104,468	7,871,580
		36,040,113
Metals & Mining — 0.8%
thyssenkrupp AG	1,182,324	31,149,455
Multi-Utilities — 2.9%
E.ON SE	5,971,924	63,241,141
Innogy SE(b)(c)	376,827	15,883,708
RWE AG	1,405,882	31,828,857
		110,953,706
Personal Products — 0.8%
Beiersdorf AG	273,367	31,354,886
Pharmaceuticals — 7.9%
Bayer AG, Registered	2,243,639	266,771,259
Merck KGaA	350,655	35,749,964
		302,521,223
Real Estate Management & Development — 2.8%
Deutsche Wohnen SE	962,687	45,095,858
Vonovia SE	1,317,369	62,064,174
		107,160,032
Semiconductors & Semiconductor Equipment — 2.2%
Infineon Technologies AG	3,082,690	84,526,961
Software — 7.9%
SAP SE	2,666,502	299,868,565
Textiles, Apparel & Luxury Goods — 3.8%
adidas AG	510,879	115,453,151
HUGO BOSS AG	171,911	15,427,637
Puma SE	22,547	13,659,617
		144,540,405

iShares® MSCI Germany ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors — 0.6%
Brenntag AG	418,562	$ 24,106,898
Transportation Infrastructure — 0.3%
Fraport AG Frankfurt Airport Services Worldwide	112,439	10,502,626
Wireless Telecommunication Services — 0.3%
1&1 Drillisch AG	144,520	9,986,931
Total Common Stocks — 93.1% (Cost: $3,757,773,922)		3,547,621,860
Preferred Stocks
Auto Components — 0.2%
Schaeffler AG, Preference Shares, NVS	448,139	6,701,072
Automobiles — 3.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	150,005	13,123,805
Porsche Automobil Holding SE, Preference Shares, NVS	415,460	30,591,677
Volkswagen AG, Preference Shares, NVS	503,524	94,594,646
		138,310,128
Chemicals — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	187,801	9,834,212
Health Care Equipment & Supplies — 0.4%
Sartorius AG, Preference Shares, NVS	96,230	14,074,855
Household Products — 1.6%
Henkel AG & Co. KGaA, Preference Shares, NVS	484,014	59,691,132
Total Preferred Stocks — 6.0% (Cost: $268,524,516)		228,611,399
Security	Shares	Value
Short-Term Investments
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	31,333,427	$ 31,339,693
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	88,816	88,816
		31,428,509
Total Short-Term Investments — 0.8% (Cost: $31,422,278)		31,428,509
Total Investments in Securities — 99.9% (Cost: $4,057,720,716)		3,807,661,768
Other Assets, Less Liabilities — 0.1%		2,484,361
Net Assets — 100.0%		$ 3,810,146,129

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	69,810,722	(38,477,295)	31,333,427	$31,339,693	$685,622 (a)	$ (22,001)	$ 6,231
BlackRock Cash Funds: Treasury, SL Agency Shares	589,306	(500,490)	88,816	88,816	11,595	—	—
				$31,428,509	$697,217	$ (22,001)	$ 6,231

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
DAX Index	89	06/15/18	$ 32,756	$ (1,073,326)

iShares® MSCI Germany ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,547,621,860	$ —	$ —	$3,547,621,860
Preferred Stocks	228,611,399	—	—	228,611,399
Money Market Funds	31,428,509	—	—	31,428,509
	$3,807,661,768	$ —	$ —	$3,807,661,768
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (1,073,326)	$ —	$ —	$ (1,073,326)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Global Agriculture Producers ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.0%
Australian Agricultural Co. Ltd.(a)(b)	30,338	$ 28,923
Costa Group Holdings Ltd.	23,804	138,507
Elders Ltd.	9,064	60,696
GrainCorp Ltd., Class A	18,942	114,803
Inghams Group Ltd.	20,438	61,239
Nufarm Ltd./Australia	19,074	136,963
Select Harvests Ltd.	7,854	41,302
Tassal Group Ltd.	14,586	45,360
		627,793
Brazil — 0.4%
Sao Martinho SA	13,200	62,100
SLC Agricola SA	4,400	53,522
		115,622
Canada — 8.7%
Ag Growth International Inc.	1,364	60,640
Nutrien Ltd.	53,350	2,698,345
Rogers Sugar Inc.	7,612	31,746
		2,790,731
China — 0.9%
Beijing Dabeinong Technology Group Co. Ltd., Class A	2,200	1,879
China Agri-Industries Holdings Ltd.	176,200	74,801
China BlueChemical Ltd., Class H	132,000	44,089
China Huishan Dairy Holdings Co. Ltd.(a)(c)	295,050	—
China Modern Dairy Holdings Ltd.(a)	154,000	29,449
China Shengmu Organic Milk Ltd.(a)(b)(d)	308,000	31,805
COFCO Meat Holdings Ltd.(a)(b)	66,000	10,938
First Tractor Co. Ltd., Class H	44,000	15,145
Henan Shuanghui Investment & Development Co. Ltd., Class A	2,200	10,063
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,400	21,315
New Hope Liuhe Co. Ltd., Class A	2,200	2,449
Qinghai Salt Lake Industry Co. Ltd., Class A	2,200	4,221
Sinofert Holdings Ltd.(a)(b)	176,000	23,783
Tongwei Co. Ltd., Class A	2,200	3,874
		273,811
Finland — 0.1%
Ponsse OYJ	924	32,573
France — 0.2%
Naturex, NVS(a)	457	71,590
Germany — 1.9%
K+S AG, Registered	15,862	424,010
KWS Saat SE	198	74,307
Suedzucker AG(b)	5,918	105,935
		604,252
Hong Kong — 2.3%
WH Group Ltd.(d)	726,000	745,052
India — 2.4%
Bayer CropScience Ltd./India	682	46,718
Chambal Fertilizers and Chemicals Ltd.	8,162	20,440
Coromandel International Ltd.	5,764	38,518
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,694	8,135
Dhanuka Agritech Ltd.	968	8,229
EID Parry India Ltd.(a)	4,444	15,594
Escorts Ltd.	4,950	68,397
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	3,080	21,787
Security	Shares	Value
India (continued)
Jain Irrigation Systems Ltd.	24,420	$ 37,472
Kaveri Seed Co. Ltd.	2,486	19,744
KRBL Ltd.	3,894	30,981
Monsanto India Ltd.	352	14,844
Rallis India Ltd.	3,828	12,114
Sharda Cropchem Ltd.	1,760	11,271
Tata Global Beverages Ltd.	24,574	98,030
UPL Ltd.	29,480	309,118
Venky's India Ltd.	284	12,709
		774,101
Indonesia — 1.0%
Charoen Pokphand Indonesia Tbk PT	611,600	161,978
Eagle High Plantations Tbk PT(a)	781,000	10,511
Inti Agri Resources Tbk PT(a)	2,644,400	45,675
Japfa Comfeed Indonesia Tbk PT	380,600	42,593
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	259,600	21,485
Salim Ivomas Pratama Tbk PT	261,800	10,269
Sawit Sumbermas Sarana Tbk PT	264,000	22,705
Tunas Baru Lampung Tbk PT	228,800	18,607
		333,823
Ireland — 0.2%
Origin Enterprises PLC	10,142	63,929
Isreal — 1.0%
Israel Chemicals Ltd.	58,300	270,178
Israel Corp. Ltd. (The)	308	63,208
		333,386
Italy — 3.1%
CNH Industrial NV	84,700	990,680
Japan — 6.7%
Chubu Shiryo Co. Ltd.	2,200	41,491
Hokuto Corp.	2,200	41,167
Iseki & Co. Ltd.	2,200	40,094
Kubota Corp.	81,400	1,373,337
Kumiai Chemical Industry Co. Ltd.	8,800	55,241
Maruha Nichiro Corp.	3,300	126,205
Mitsui Sugar Co. Ltd.	800	26,913
NH Foods Ltd.	7,100	292,443
Nihon Nohyaku Co. Ltd.	4,400	27,904
Nippon Beet Sugar Manufacturing Co. Ltd.	700	14,529
Sakata Seed Corp.	2,200	82,820
YAMABIKO Corp.	2,200	29,078
		2,151,222
Malaysia — 2.7%
Boustead Plantations Bhd	37,400	12,028
Felda Global Ventures Holdings Bhd(b)	134,200	52,938
Genting Plantations Bhd(b)	19,800	47,261
IOI Corp. Bhd	160,600	186,829
Kuala Lumpur Kepong Bhd	35,200	220,221
QL Resources Bhd(b)	55,905	74,306
Sime Darby Plantation Bhd	198,000	275,608
		869,191
Mexico — 0.2%
Industrias Bachoco SAB de CV, Series B	15,400	70,104
Netherlands — 0.7%
ForFarmers NV	3,080	41,490

iShares® MSCI Global Agriculture Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
OCI NV(a)(b)	6,116	$ 167,557
		209,047
Norway — 6.2%
Austevoll Seafood ASA	7,546	90,376
Bakkafrost P/F	3,432	179,767
Grieg Seafood ASA	4,158	46,598
Leroy Seafood Group ASA	24,684	163,624
Marine Harvest ASA	34,496	690,127
Norway Royal Salmon ASA	1,072	24,551
Salmar ASA	4,224	184,291
Yara International ASA	14,696	605,617
		1,984,951
Pakistan — 0.5%
Engro Corp. Ltd./Pakistan	22,000	58,609
Engro Fertilizers Ltd.	42,967	27,631
Fauji Fertilizer Bin Qasim Ltd.	33,000	11,260
Fauji Fertilizer Co. Ltd.	46,100	39,210
Millat Tractors Ltd.	2,200	23,379
		160,089
Poland — 0.1%
Grupa Azoty SA	3,696	42,557
Russia — 0.5%
PhosAgro PJSC, GDR, NVS(e)	9,724	129,329
Ros Agro PLC, GDR(e)	1,782	20,443
		149,772
Singapore — 1.9%
Bumitama Agri Ltd.	30,800	16,120
China XLX Fertiliser Ltd.	44,000	18,174
First Resources Ltd.(b)	46,200	56,306
Golden Agri-Resources Ltd.	534,600	125,910
Indofood Agri Resources Ltd.	2,100	393
Japfa Ltd.	28,600	11,868
Wilmar International Ltd.	158,400	383,727
		612,498
South Africa — 0.5%
Astral Foods Ltd.	3,388	72,286
Oceana Group Ltd.	3,256	21,595
Tongaat Hulett Ltd.	9,042	57,829
		151,710
South Korea — 0.5%
Dongwon Industries Co. Ltd.	110	34,083
Easy Bio Inc.	3,388	29,261
Farmsco	1,364	17,082
Jeil Holdings Co. Ltd.	2,002	27,859
Namhae Chemical Corp.	1,870	32,440
Sajo Industries Co. Ltd.	198	12,307
		153,032
Sweden — 0.1%
Scandi Standard AB	4,488	29,830
Taiwan — 0.3%
Charoen Pokphand Enterprise	22,000	42,955
Taiwan Fertilizer Co. Ltd.	44,000	63,442
		106,397
Thailand — 0.8%
Charoen Pokphand Foods PCL, NVDR	283,800	221,788
GFPT PCL, NVDR(b)	42,900	16,093
Khon Kaen Sugar Industry PCL, NVDR(b)	134,354	13,860
Security	Shares	Value
Thailand (continued)
Thaifoods Group PCL, NVDR(b)	110,000	$ 16,436
		268,177
Turkey — 0.0%
Gubre Fabrikalari TAS(a)	3,333	2,343
Turk Traktor ve Ziraat Makineleri AS	1,044	13,483
		15,826
United Kingdom — 0.5%
Sirius Minerals PLC(a)	333,102	152,475
United States — 51.8%
AGCO Corp.	5,258	334,409
AgroFresh Solutions Inc.(a)	2,310	16,332
American Vanguard Corp.	2,222	47,884
Archer-Daniels-Midland Co.	46,310	2,024,673
Bunge Ltd.	11,660	810,953
Cal-Maine Foods Inc.(a)	2,530	121,567
CF Industries Holdings Inc.	19,316	794,660
Darling Ingredients Inc.(a)	13,662	256,709
Deere & Co.	25,432	3,802,338
FMC Corp.	11,132	969,486
Fresh Del Monte Produce Inc.	2,640	118,562
Ingredion Inc.	5,984	666,558
Intrepid Potash Inc.(a)	8,030	35,974
Lindsay Corp.	880	86,610
Monsanto Co.	36,520	4,654,839
Mosaic Co. (The)	30,294	832,782
Sanderson Farms Inc.	1,694	165,809
Scotts Miracle-Gro Co. (The)	3,542	301,531
Titan International Inc.	4,202	48,785
Toro Co. (The)	8,888	515,504
		16,605,965
Total Common Stocks — 98.2% (Cost: $30,595,150)		31,490,186
Preferred Stocks
Chile — 1.3%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	7,986	415,935
Total Preferred Stocks — 1.3% (Cost: $228,256)		415,935
Short-Term Investments
Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	409,123	409,205
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(g)	34,588	34,588
		443,793
Total Short-Term Investments — 1.4% (Cost: $443,711)		443,793
Total Investments in Securities — 100.9% (Cost: $31,267,117)		32,349,914
Other Assets, Less Liabilities — (0.9)%		(273,640)
Net Assets — 100.0%		$ 32,076,274

iShares® MSCI Global Agriculture Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,885,655	—	(1,476,532) (a)	409,123	$409,205	$ 19,211(b)	$ (95)	$ (45)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,102	—	(2,514) (a)	34,588	34,588	371	—	—
iShares India 50 ETF	22,680	4,117	(26,797)	—	—	1,308	137,122	(133,195)
					$443,793	$20,890	$ 137,027	$ (133,240)

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$31,490,186	$ —	$ 0 (a)	$31,490,186
Preferred Stocks	415,935	—	—	415,935
Money Market Funds	443,793	—	—	443,793
	$32,349,914	$ —	$ 0 (a)	$32,349,914

(a)	Rounds to less than $1.
Portfolio Abbreviations - Equity
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Global Energy Producers ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 1.8%
Beach Energy Ltd.	27,846	$ 34,554
Karoon Gas Australia Ltd.(a)(b)	4,716	3,925
Oil Search Ltd.	22,590	141,357
Santos Ltd.(a)	28,278	125,384
Washington H Soul Pattinson & Co. Ltd.	1,764	26,067
Whitehaven Coal Ltd.	10,800	42,984
Woodside Petroleum Ltd.	14,706	360,636
		734,907
Austria — 0.3%
OMV AG	2,250	129,220
Bermuda — 0.0%
FLEX LNG Ltd.(a)	2,862	4,075
Gulf Keystone Petroleum Ltd.(a)	3,618	9,205
		13,280
Brazil — 0.7%
Petroleo Brasileiro SA	48,600	289,586
QGEP Participacoes SA	1,800	5,892
		295,478
Canada — 7.8%
Advantage Oil & Gas Ltd.(a)(b)	3,114	9,290
ARC Resources Ltd.	6,030	62,104
Athabasca Oil Corp.(a)(b)	5,148	6,945
Baytex Energy Corp.(a)	3,458	14,528
Birchcliff Energy Ltd.	4,068	14,332
Bonavista Energy Corp.	3,636	4,513
Bonterra Energy Corp.	756	9,704
Cameco Corp.	6,444	66,616
Canacol Energy Ltd.(a)	1,332	4,385
Canadian Natural Resources Ltd.	19,368	670,236
Cardinal Energy Ltd.(b)	2,880	11,678
Cenovus Energy Inc.	16,560	174,638
Crescent Point Energy Corp.	9,054	72,868
Crew Energy Inc.(a)	3,186	5,919
Encana Corp.	15,642	198,962
Enerplus Corp.	3,780	46,186
Freehold Royalties Ltd.	1,602	15,079
Husky Energy Inc.	5,634	81,261
Imperial Oil Ltd.	4,698	153,630
Kelt Exploration Ltd.(a)	2,275	15,030
MEG Energy Corp.(a)(b)	3,456	24,724
NexGen Energy Ltd.(a)	5,329	10,065
NuVista Energy Ltd.(a)	2,628	18,942
Obsidian Energy Ltd.(a)	6,840	7,751
Painted Pony Energy Ltd.(a)(b)	1,746	3,567
Paramount Resources Ltd., Class A(a)(b)	1,206	14,736
Parex Resources Inc.(a)	2,304	41,579
Pengrowth Energy Corp.(a)	7,506	5,555
Peyto Exploration & Development Corp.	2,934	23,952
PrairieSky Royalty Ltd.	3,438	70,843
Raging River Exploration Inc.(a)	3,474	20,621
Seven Generations Energy Ltd., Class A(a)	4,184	54,122
Spartan Energy Corp.(a)	3,150	16,221
Suncor Energy Inc.	25,992	1,034,711
Surge Energy Inc.	4,896	9,134
Tamarack Valley Energy Ltd.(a)	2,970	9,868
TORC Oil & Gas Ltd.	2,124	12,722
Tourmaline Oil Corp.(b)	4,122	82,173
Security	Shares	Value
Canada (continued)
Ultra Petroleum Corp.(a)	2,880	$ 5,126
Vermilion Energy Inc.	1,926	67,481
Whitecap Resources Inc.	6,894	49,903
		3,221,700
China — 2.4%
China Coal Energy Co. Ltd., Class H	18,000	7,917
China Shenhua Energy Co. Ltd., Class H	54,000	141,124
CNOOC Ltd.	288,000	484,641
Inner Mongolia Yitai Coal Co. Ltd., Class B	18,000	24,066
MIE Holdings Corp.(a)	30,000	1,358
PetroChina Co. Ltd., Class H	344,000	284,615
Yanzhou Coal Mining Co. Ltd., Class H	36,000	51,952
		995,673
Colombia — 0.2%
Ecopetrol SA	80,838	86,492
Finland — 0.4%
Neste OYJ	1,998	162,372
France — 5.6%
Esso SA Francaise(a)	54	3,221
Etablissements Maurel et Prom(a)	1,152	7,651
TOTAL SA, NVS	38,250	2,323,992
		2,334,864
Greece — 0.1%
Motor Oil Hellas Corinth Refineries SA	1,065	21,557
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,516	61,337
India — 1.8%
Bharat Petroleum Corp. Ltd.	4,050	24,243
Gujarat Mineral Development Corp. Ltd.	100	172
Reliance Industries Ltd., GDR, NVS(c)	27,900	739,350
		763,765
Indonesia — 0.4%
Adaro Energy Tbk PT	241,200	32,721
Bukit Asam Tbk PT	63,000	17,229
Bumi Resources Tbk PT(a)	853,500	16,216
Delta Dunia Makmur Tbk PT(a)	81,000	5,101
Harum Energy Tbk PT(a)	14,400	3,348
Indika Energy Tbk PT	25,200	6,783
Indo Tambangraya Megah Tbk PT	5,400	10,036
Medco Energi Internasional Tbk PT(a)	134,266	10,823
Sugih Energy Tbk PT(a)	618,000	2,224
United Tractors Tbk PT	27,000	68,107
		172,588
Isreal — 0.1%
Jerusalem Oil Exploration(a)	198	10,447
Naphtha Israel Petroleum Corp. Ltd.	1,099	7,080
Oil Refineries Ltd.	33,102	14,561
Paz Oil Co. Ltd.	162	22,664
		54,752
Italy — 1.8%
Eni SpA	41,058	742,389
Saras SpA	8,136	18,216
		760,605
Japan — 1.6%
Idemitsu Kosan Co. Ltd.	1,800	60,555
Inpex Corp.	16,200	181,019

iShares® MSCI Global Energy Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Japan Petroleum Exploration Co. Ltd.	100	$ 2,554
JXTG Holdings Inc.	54,000	349,364
Showa Shell Sekiyu KK	3,600	47,980
		641,472
Malaysia — 0.0%
Hengyuan Refining Co. Bhd	1,800	2,958
Petron Malaysia Refining & Marketing Bhd	1,800	3,663
		6,621
New Zealand — 0.0%
New Zealand Refining Co. Ltd. (The)	6,660	11,542
Norway — 1.4%
Aker BP ASA	1,746	63,801
DNO ASA(a)	10,260	19,943
Equinor ASA	18,126	476,933
		560,677
Pakistan — 0.1%
Oil & Gas Development Co. Ltd.	14,400	20,237
Pakistan Oilfields Ltd.	1,876	11,016
		31,253
Philippines — 0.0%
Petron Corp.	68,400	11,523
Poland — 0.3%
Grupa Lotos SA	1,566	23,102
Lubelski Wegiel Bogdanka SA	134	1,956
Polski Koncern Naftowy ORLEN SA	4,914	108,248
		133,306
Portugal — 0.4%
Galp Energia SGPS SA	7,866	145,948
Russia — 2.6%
LUKOIL PJSC	5,580	376,819
LUKOIL PJSC, ADR, NVS	1,359	90,700
Novatek PJSC, GDR, NVS(d)	1,458	210,098
Rosneft Oil Co. PJSC	9,280	57,368
Rosneft Oil Co. PJSC, GDR, NVS(d)	8,020	48,922
Surgutneftegas OJSC	61,200	28,112
Surgutneftegas OJSC, ADR, NVS	4,760	21,182
Tatneft PJSC	24,300	259,852
		1,093,053
South Africa — 0.1%
Exxaro Resources Ltd.	4,374	43,291
South Korea — 0.7%
SK Innovation Co. Ltd.	1,062	202,952
S-Oil Corp.	756	75,393
		278,345
Spain — 1.0%
Repsol SA	21,276	404,942
Sweden — 0.2%
Lundin Petroleum AB	2,988	94,596
Thailand — 0.6%
Bangchak Corp. PCL, NVDR(b)	9,000	10,199
Banpu PCL, NVDR(b)	37,800	24,814
Esso Thailand PCL, NVDR	19,800	9,098
IRPC PCL, NVDR	176,400	36,394
PTT Exploration & Production PCL, NVDR	23,431	98,514
Security	Shares	Value
Thailand (continued)
Thai Oil PCL, NVDR	18,000	$ 51,766
		230,785
Turkey — 0.1%
Tupras Turkiye Petrol Rafinerileri AS	2,070	48,403
United Kingdom — 17.4%
BP PLC	315,216	2,417,247
Cairn Energy PLC(a)	9,162	28,138
EnQuest PLC(a)	16,164	7,550
Faroe Petroleum PLC(a)	6,372	12,854
Hurricane Energy PLC(a)	21,366	12,839
Nostrum Oil & Gas PLC(a)(b)	1,206	3,402
Ophir Energy PLC(a)	13,716	10,275
Premier Oil PLC(a)(b)	12,330	19,672
Royal Dutch Shell PLC, Class A	71,982	2,497,060
Royal Dutch Shell PLC, Class B	60,066	2,139,642
Soco International PLC	3,924	5,608
Sound Energy PLC(a)(b)	9,288	4,607
Stobart Group Ltd.	4,806	14,133
Tullow Oil PLC(a)(b)	22,806	76,626
		7,249,653
United States — 48.5%
Alta Mesa Resources Inc.(a)	1,170	7,862
Anadarko Petroleum Corp.	8,496	593,021
Andeavor	2,322	335,366
Antero Resources Corp.(a)	3,636	69,484
Apache Corp.	6,120	244,800
Arch Coal Inc., Class A	306	25,141
Bonanza Creek Energy Inc.(a)	252	9,269
Cabot Oil & Gas Corp.	7,398	169,044
California Resources Corp.(a)	630	23,146
Callon Petroleum Co.(a)	3,294	39,001
Carrizo Oil & Gas Inc.(a)	1,314	33,192
Centennial Resource Development Inc./DE, Class A(a)(b)	2,088	36,749
Chesapeake Energy Corp.(a)	14,634	65,414
Chevron Corp.	30,258	3,761,069
Cimarex Energy Co.	1,548	143,840
CNX Resources Corp.(a)	2,898	46,832
Concho Resources Inc.(a)(b)	2,340	321,305
ConocoPhillips	18,684	1,259,115
CONSOL Energy Inc.(a)(b)	324	14,275
Continental Resources Inc./OK(a)(b)	1,476	99,394
CVR Energy Inc.	252	9,508
Delek U.S. Holdings Inc.	1,224	68,275
Denbury Resources Inc.(a)	6,552	27,846
Devon Energy Corp.	8,334	346,444
Diamondback Energy Inc.	1,530	184,763
Eclipse Resources Corp.(a)	1,134	1,837
Energen Corp.(a)	1,404	95,247
EOG Resources Inc.	9,216	1,085,737
EQT Corp.	4,212	217,086
Extraction Oil & Gas Inc.(a)(b)	1,602	27,170
Exxon Mobil Corp.	67,284	5,466,152
Gran Tierra Energy Inc.(a)(b)	5,814	19,012
Gulfport Energy Corp.(a)(b)	2,736	30,397
Halcon Resources Corp.(a)	1,998	9,670
Hess Corp.	4,482	270,802
HighPoint Resources Corp.(a)	1,440	10,282
HollyFrontier Corp.	2,610	201,440
Jagged Peak Energy Inc.(a)(b)	864	10,411

iShares® MSCI Global Energy Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Kosmos Energy Ltd.(a)	3,600	$ 27,972
Laredo Petroleum Inc.(a)	2,556	23,720
Marathon Oil Corp.	13,428	287,762
Marathon Petroleum Corp.	7,524	594,622
Matador Resources Co.(a)	1,476	41,431
Midstates Petroleum Co. Inc.(a)	198	2,610
Murphy Oil Corp.	2,736	84,132
Newfield Exploration Co.(a)	3,294	96,317
Noble Energy Inc.	7,704	275,033
Oasis Petroleum Inc.(a)	4,392	57,228
Occidental Petroleum Corp.	12,222	1,029,092
Par Pacific Holdings Inc.(a)	306	5,450
Parsley Energy Inc., Class A(a)	3,744	110,373
PBF Energy Inc., Class A	1,674	78,979
PDC Energy Inc.(a)	1,044	63,152
Peabody Energy Corp.	1,332	57,636
Penn Virginia Corp.(a)	162	11,172
Pioneer Natural Resources Co.	2,718	524,846
QEP Resources Inc.(a)	3,726	45,047
Range Resources Corp.	3,942	62,441
Resolute Energy Corp.(a)	270	9,628
Ring Energy Inc.(a)(b)	864	11,932
RSP Permian Inc.(a)(b)	2,250	98,415
SandRidge Energy Inc.(a)	504	7,328
SM Energy Co.	1,674	43,859
Southwestern Energy Co.(a)	9,432	44,613
SRC Energy Inc.(a)	3,492	45,186
Talos Energy Inc.(a)	288	9,251
Tellurian Inc.(a)(b)	1,224	13,697
Valero Energy Corp.	6,858	831,190
W&T Offshore Inc.(a)	1,458	9,987
Whiting Petroleum Corp.(a)	1,416	74,227
WildHorse Resource Development Corp.(a)	306	8,219
WPX Energy Inc.(a)	6,426	117,017
		20,182,962
Total Common Stocks — 98.6% (Cost: $37,948,491)		40,976,962
Security	Shares	Value
Preferred Stocks
Brazil — 0.8%
Petroleo Brasileiro SA, Preference Shares, NVS	61,200	$ 311,912
Russia — 0.1%
Surgutneftegas OJSC, Preference Shares, NVS	124,200	60,738
Total Preferred Stocks — 0.9% (Cost: $270,942)		372,650
Short-Term Investments
Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	762,881	763,033
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	34,093	34,093
		797,126
Total Short-Term Investments — 1.9% (Cost: $796,995)		797,126
Total Investments in Securities — 101.4% (Cost: $39,016,428)		42,146,738
Other Assets, Less Liabilities — (1.4)%		(561,780)
Net Assets — 100.0%		$ 41,584,958

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	656,714	106,167	762,881	$763,033	$ 6,352(a)	$ (105)	$ 37
BlackRock Cash Funds: Treasury, SL Agency Shares	25,717	8,376	34,093	34,093	328	—	—
				$797,126	$ 6,680	$ (105)	$ 37

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Global Energy Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$40,976,962	$ —	$ —	$40,976,962
Preferred Stocks	372,650	—	—	372,650
Money Market Funds	797,126	—	—	797,126
	$42,146,738	$ —	$ —	$42,146,738
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Global Gold Miners ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 12.1%
Newcrest Mining Ltd.	1,845,643	$ 28,991,460
Resolute Mining Ltd.	2,581,006	2,421,618
St. Barbara Ltd.	1,840,815	6,657,836
Westgold Resources Ltd.(a)(b)	1,769,643	2,262,911
		40,333,825
Canada — 52.7%
Agnico Eagle Mines Ltd.	345,727	15,508,676
Alacer Gold Corp.(a)	1,608,534	2,951,211
Alamos Gold Inc., Class A	1,353,182	7,479,429
Barrick Gold Corp.	2,873,113	37,807,616
Centerra Gold Inc.(a)	864,981	4,540,950
China Gold International Resources Corp. Ltd.(a)	1,483,724	2,928,102
Detour Gold Corp.(a)	389,290	3,076,027
Eldorado Gold Corp.(a)	2,689,441	3,047,701
Endeavour Mining Corp.(a)(b)	226,270	3,922,920
Goldcorp Inc.	2,076,084	29,656,057
Guyana Goldfields Inc.(a)(b)	611,161	2,303,868
IAMGOLD Corp.(a)	1,509,739	9,427,140
Kinross Gold Corp.(a)	3,568,554	12,874,524
Kirkland Lake Gold Ltd.	590,069	10,844,315
New Gold Inc.(a)(b)	2,134,423	4,952,677
Premier Gold Mines Ltd.(a)	538,303	1,120,427
SEMAFO Inc.(a)	1,436,348	3,908,656
SSR Mining Inc.(a)	379,514	3,882,324
Tahoe Resources Inc.(b)	936,004	4,899,373
Torex Gold Resources Inc.(a)	166,712	1,627,023
Yamana Gold Inc.	3,109,573	9,037,226
		175,796,242
Peru — 2.7%
Cia. de Minas Buenaventura SAA, ADR, NVS	578,713	8,952,690
South Africa — 7.9%
AngloGold Ashanti Ltd.	1,176,359	10,029,471
Gold Fields Ltd.	2,646,742	9,441,753
Harmony Gold Mining Co. Ltd.	1,806,473	3,016,731
Sibanye Gold Ltd.(a)	6,213,819	3,871,065
		26,359,020
Security	Shares	Value
Turkey — 0.9%
Koza Altin Isletmeleri AS(a)	281,526	$ 2,964,509
United Kingdom — 6.8%
Acacia Mining PLC(a)	438,509	753,301
Centamin PLC	3,739,166	6,410,963
Randgold Resources Ltd.	193,905	15,398,624
		22,562,888
United States — 16.7%
McEwen Mining Inc.(b)	1,437,286	3,233,893
Newmont Mining Corp.	1,344,592	52,344,967
		55,578,860
Total Common Stocks — 99.8% (Cost: $367,376,377)		332,548,034
Short-Term Investments
Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	10,459,377	10,461,469
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	255,797	255,797
		10,717,266
Total Short-Term Investments — 3.2% (Cost: $10,715,950)		10,717,266
Total Investments in Securities — 103.0% (Cost: $378,092,327)		343,265,300
Other Assets, Less Liabilities — (3.0)%		(10,070,361)
Net Assets — 100.0%		$ 333,194,939

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,122,703	5,336,674	10,459,377	$10,461,469	$41,633 (a)	$ (1,683)	$ 479
BlackRock Cash Funds: Treasury, SL Agency Shares	27,472	228,325	255,797	255,797	1,544	—	—
				$10,717,266	$43,177	$ (1,683)	$ 479

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Global Gold Miners ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$332,548,034	$ —	$ —	$332,548,034
Money Market Funds	10,717,266	—	—	10,717,266
	$343,265,300	$ —	$ —	$343,265,300
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Global Metals & Mining Producers ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 18.5%
Altura Mining Ltd.(a)	742,045	$ 207,743
Alumina Ltd.	1,836,680	3,724,460
Ausdrill Ltd.	262,800	503,085
BHP Billiton Ltd.	2,382,720	59,116,603
BlueScope Steel Ltd.	412,450	5,423,956
Fortescue Metals Group Ltd.	1,066,895	3,786,078
Galaxy Resources Ltd.(a)(b)	285,615	754,226
Iluka Resources Ltd.	320,470	2,715,817
Independence Group NL(b)	375,220	1,374,125
Jacana Minerals Ltd.(a)(b)(c)	6,808	—
Kidman Resources Ltd.(a)	235,425	400,802
Lynas Corp. Ltd.(a)	442,015	809,371
Mineral Resources Ltd.	120,450	1,684,239
Orocobre Ltd.(a)(b)	162,425	696,837
OZ Minerals Ltd.	228,125	1,698,490
Pilbara Minerals Ltd.(a)(b)	1,069,450	744,463
Rio Tinto Ltd.	306,235	19,225,204
Sandfire Resources NL	127,385	837,593
Sims Metal Management Ltd.	124,465	1,502,114
South32 Ltd.	3,845,275	10,823,442
Syrah Resources Ltd.(a)(b)	225,570	537,634
Western Areas Ltd.	215,350	550,753
		117,117,035
Austria — 0.7%
Voestalpine AG	83,585	4,484,260
Belgium — 0.2%
Bekaert SA	26,645	995,287
Nyrstar NV(a)(b)	65,700	379,930
		1,375,217
Bermuda — 0.0%
Petra Diamonds Ltd.(a)(b)	376,315	310,211
Brazil — 5.2%
Cia. Siderurgica Nacional SA(a)	474,500	981,096
Vale SA	2,336,062	31,759,729
		32,740,825
Canada — 4.8%
Altius Minerals Corp.	33,580	365,000
Arizona Mining Inc.(a)	143,080	455,535
First Quantum Minerals Ltd.	511,365	8,022,108
HudBay Minerals Inc.	195,640	1,256,307
Ivanhoe Mines Ltd., Class A(a)	407,340	1,026,828
Labrador Iron Ore Royalty Corp.	42,705	789,443
Lithium Americas Corp.(a)(b)	37,960	201,037
Lucara Diamond Corp.	217,905	344,361
Lundin Mining Corp.	482,530	3,024,182
Major Drilling Group International Inc.(a)	68,620	386,159
Mountain Province Diamonds Inc.(a)	100,010	254,420
Nemaska Lithium Inc.(a)(b)	262,070	210,109
Nevsun Resources Ltd.	229,585	730,948
Stelco Holdings Inc.	18,250	337,650
Stornoway Diamond Corp.(a)(b)	354,160	132,414
Teck Resources Ltd., Class B	380,330	10,311,599
Trevali Mining Corp.(a)	438,365	358,208
Turquoise Hill Resources Ltd.(a)	734,015	2,065,337
		30,271,645
Security	Shares	Value
Chile — 0.1%
CAP SA	52,925	$ 550,821
China — 1.6%
Aluminum Corp. of China Ltd., Class H(a)(b)	2,920,000	1,537,400
Angang Steel Co. Ltd., Class A	58,269	55,127
Angang Steel Co. Ltd., Class H	730,000	724,030
Baoshan Iron & Steel Co. Ltd., Class A	72,999	95,958
Chiho Environmental Group Ltd.(a)(b)	730,000	306,177
China Metal Recycling Holdings Ltd., NVS(a)(c)	132,000	—
China Molybdenum Co. Ltd., Class H	3,330,000	2,109,865
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	36,500	68,892
China Zhongwang Holdings Ltd.	1,112,800	602,921
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	474,498	126,672
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B	255,596	262,753
Jiangxi Copper Co. Ltd., Class H	1,095,000	1,591,377
Jinchuan Group International Resources Co. Ltd.(a)	1,095,000	201,016
Jinduicheng Molybdenum Co. Ltd., Class A(a)	73,000	76,129
MMG Ltd.(a)	1,466,000	1,065,278
North Mining Shares Co. Ltd.(a)	10,950,000	177,285
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	73,000	67,012
Shougang Concord International Enterprises Co. Ltd.(a)(b)	8,842,000	253,622
Shougang Fushan Resources Group Ltd.	1,460,000	366,668
Tiangong International Co. Ltd.	730,000	153,554
Tongling Nonferrous Metals Group Co. Ltd., Class A(a)	182,500	71,798
Xinjiang Xinxin Mining Industry Co. Ltd., Class H(a)	730,000	114,467
		10,028,001
Egypt — 0.0%
Ezz Steel(a)	168,995	243,836
Finland — 0.2%
Outokumpu OYJ	221,555	1,395,519
France — 0.5%
APERAM SA	36,135	1,672,030
Eramet, NVS	6,935	1,215,093
		2,887,123
Germany — 1.9%
Aurubis AG	29,200	2,366,873
Salzgitter AG	28,105	1,435,632
thyssenkrupp AG	322,295	8,491,170
		12,293,675
India — 1.0%
Hindalco Industries Ltd.	314,640	1,091,967
Jindal Stainless Ltd.(a)	100	126
Tata Steel Ltd., GDR(b)(d)	658,977	5,588,125
		6,680,218
Indonesia — 0.1%
Aneka Tambang Persero Tbk PT	6,825,538	424,907
Krakatau Steel Persero Tbk PT(a)	2,226,553	69,224
Pelat Timah Nusantara Tbk PT(a)	333,100	115,069
Timah Tbk PT	2,555,067	172,851
		782,051
Japan — 7.3%
Asahi Holdings Inc.	36,500	672,921
Daido Steel Co. Ltd.	19,000	895,393
Dowa Holdings Co. Ltd.	40,200	1,274,693
Hitachi Metals Ltd.	146,000	1,609,904
JFE Holdings Inc.	365,000	7,565,742
Kobe Steel Ltd.	219,000	2,203,203

iShares® MSCI Global Metals & Mining Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kyoei Steel Ltd.(b)	36,500	$ 698,454
Maruichi Steel Tube Ltd.	47,000	1,559,529
Mitsubishi Materials Corp.	79,100	2,202,379
Mitsui Mining & Smelting Co. Ltd.	42,600	1,870,330
Nakayama Steel Works Ltd.	36,500	230,130
Neturen Co. Ltd.	36,500	332,933
Nippon Denko Co. Ltd.	73,000	219,715
Nippon Light Metal Holdings Co. Ltd.	474,500	1,109,328
Nippon Steel & Sumitomo Metal Corp.	547,540	11,503,153
Nisshin Steel Co. Ltd.	36,500	535,851
OSAKA Titanium Technologies Co. Ltd.	1,800	31,528
Sumitomo Metal Mining Co. Ltd.	182,500	6,997,975
Toho Titanium Co. Ltd.	36,500	388,702
Tokyo Steel Manufacturing Co. Ltd.	109,500	891,965
Toyo Kohan Co. Ltd.	36,500	240,545
UACJ Corp.	36,538	833,031
Yamato Kogyo Co. Ltd.	36,500	1,138,893
Yodogawa Steel Works Ltd.	36,500	939,334
		45,945,631
Malaysia — 0.2%
Press Metal Aluminium Holdings Bhd	1,022,000	1,214,588
Mexico — 1.1%
Grupo Mexico SAB de CV, Class B	2,628,000	6,502,896
Industrias CH SAB de CV, Series B(a)	109,500	474,881
Minera Frisco SAB de CV, Series A1(a)	8,822	3,311
		6,981,088
Netherlands — 2.9%
AMG Advanced Metallurgical Group NV	22,995	1,320,629
ArcelorMittal	489,465	15,826,460
Constellium NV, Class A(a)	91,250	1,108,688
		18,255,777
Norway — 1.0%
Norsk Hydro ASA	1,000,830	6,279,535
Pakistan — 0.0%
International Steels Ltd.	73,000	70,471
Peru — 0.5%
Southern Copper Corp.	67,160	3,283,452
Philippines — 0.0%
Nickel Asia Corp.	1,031,000	96,554
Poland — 0.6%
Boryszew SA(a)	74,095	164,222
Jastrzebska Spolka Weglowa SA(a)	39,055	880,591
KGHM Polska Miedz SA	105,485	2,415,485
Stalprodukt SA	1,095	136,144
		3,596,442
Russia — 2.8%
Alrosa PJSC	1,943,625	2,753,553
Magnitogorsk Iron & Steel Works PJSC	1,569,500	1,236,160
Mechel PJSC, ADR, NVS(a)	62,780	217,219
MMC Norilsk Nickel PJSC	47,450	8,458,818
Novolipetsk Steel PJSC	886,950	2,321,702
Raspadskaya OAO(a)	105,850	165,583
Severstal PJSC	153,300	2,466,475
		17,619,510
Security	Shares	Value
South Africa — 0.7%
African Rainbow Minerals Ltd.	81,760	$ 709,211
Anglo American Platinum Ltd.	40,515	1,074,823
Impala Platinum Holdings Ltd.(a)	497,130	795,251
Kumba Iron Ore Ltd.	45,990	1,053,685
Northam Platinum Ltd.(a)	268,825	743,540
Royal Bafokeng Platinum Ltd.(a)	60,590	102,140
		4,478,650
South Korea — 4.2%
Dongkuk Steel Mill Co. Ltd.	41,610	389,871
Hyundai Steel Co.	59,130	3,389,985
Jenax Inc.(a)	11,315	145,380
KISCO Corp.	17,155	135,591
KISWIRE Ltd.(b)	4,015	111,740
Korea Zinc Co. Ltd.	6,570	2,471,483
Poongsan Corp.	14,965	499,088
Poongsan Holdings Corp.	6,570	292,555
POSCO	58,035	18,278,104
Seah Besteel Corp.	5,635	122,324
SeAH Steel Corp.	2,289	190,901
Young Poong Corp.	365	272,916
		26,299,938
Spain — 0.3%
Acerinox SA	120,085	1,614,818
Tubacex SA(a)(b)	79,935	271,993
		1,886,811
Sweden — 1.7%
Boliden AB	208,415	7,335,598
Granges AB	60,955	786,120
SSAB AB, Class A	164,615	887,967
SSAB AB, Class B	400,040	1,708,562
		10,718,247
Switzerland — 0.0%
Schmolz + Bickenbach AG(a)	279,590	219,554
Taiwan — 1.6%
China Metal Products	365,011	362,434
China Steel Corp.	9,125,612	7,188,040
Chung Hung Steel Corp.(a)	730,000	278,975
Feng Hsin Steel Co. Ltd.	365,000	716,319
Gloria Material Technology Corp.	365,000	233,291
TA Chen Stainless Pipe	425,353	461,391
Ton Yi Industrial Corp.	365,000	156,543
Tung Ho Steel Enterprise Corp.	730,000	585,969
Yieh Phui Enterprise Co. Ltd.	754,706	255,670
		10,238,632
Turkey — 0.6%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(b)	23,816	47,974
Eregli Demir ve Celik Fabrikalari TAS	1,037,787	2,568,479
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(a)	19,710	15,768
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	613,930	644,042
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	153,665	286,167
		3,562,430
United Kingdom — 26.2%
Anglo American PLC	783,290	18,731,954
Antofagasta PLC	294,190	4,127,989
BHP Billiton PLC	1,569,500	36,109,410
Central Asia Metals PLC	131,400	500,064

iShares® MSCI Global Metals & Mining Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Evraz PLC	265,355	$ 1,803,608
Ferrexpo PLC	217,175	633,453
Glencore PLC	8,559,980	42,377,774
Hill & Smith Holdings PLC	59,495	1,114,672
KAZ Minerals PLC(a)	186,150	2,509,207
Rio Tinto PLC	891,695	50,309,068
Vedanta Ltd., ADR, NVS	452,515	6,651,971
Vedanta Resources PLC	57,670	543,463
		165,412,633
United States — 12.1%
AK Steel Holding Corp.(a)	231,775	1,047,623
Alcoa Corp.(a)	138,335	6,649,763
Allegheny Technologies Inc.(a)(b)	92,710	2,644,089
Carpenter Technology Corp.(b)	35,040	2,100,298
Century Aluminum Co.(a)	38,690	685,587
Cleveland-Cliffs Inc.(a)(b)	208,050	1,760,103
Commercial Metals Co.	86,140	2,036,350
Compass Minerals International Inc.	25,550	1,670,970
Freeport-McMoRan Inc.	1,019,810	17,234,789
Haynes International Inc.	9,125	388,543
Kaiser Aluminum Corp.	13,870	1,529,306
Materion Corp.	16,790	915,894
Nucor Corp.	235,060	15,088,501
Reliance Steel & Aluminum Co.	53,655	5,020,498
Ryerson Holding Corp.(a)	11,680	144,248
Schnitzer Steel Industries Inc., Class A	18,980	591,227
Steel Dynamics Inc.	176,660	8,732,304
SunCoke Energy Inc.(a)	43,800	593,052
TimkenSteel Corp.(a)	25,915	454,290
U.S. Steel Corp.	130,305	4,804,345
Warrior Met Coal Inc.	29,200	793,364
Worthington Industries Inc.	33,945	1,627,663
		76,512,807
Total Common Stocks — 98.6% (Cost: $568,181,555)		623,833,187
Security	Shares	Value
Preferred Stocks
Brazil — 0.9%
Bradespar SA, Preference Shares, NVS	182,500	$ 1,526,530
Gerdau SA, Preference Shares, NVS	766,500	3,046,200
Metalurgica Gerdau SA, Preference Shares, NVS	474,500	867,696
		5,440,426
Total Preferred Stocks — 0.9% (Cost: $4,101,105)		5,440,426
Short-Term Investments
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	7,518,687	7,520,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	577,766	577,766
		8,097,957
Total Short-Term Investments — 1.3% (Cost: $8,096,759)		8,097,957
Total Investments in Securities — 100.8% (Cost: $580,379,419)		637,371,570
Other Assets, Less Liabilities — (0.8)%		(5,021,235)
Net Assets — 100.0%		$ 632,350,335

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,837,677	(3,318,990)	7,518,687	$7,520,191	$ 205,113(a)	$ (1,288)	$ (62)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,803,747	(1,225,981)	577,766	577,766	4,551	—	—
				$8,097,957	$209,664	$ (1,288)	$ (62)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Global Metals & Mining Producers ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$623,833,187	$ —	$ 0 (a)	$623,833,187
Preferred Stocks	5,440,426	—	—	5,440,426
Money Market Funds	8,097,957	—	—	8,097,957
	$637,371,570	$ —	$ 0 (a)	$637,371,570

(a)	Rounds to less than $1.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Global Silver Miners ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 60.3%
Alexco Resource Corp.(a)(b)	20,093	$ 26,642
Americas Silver Corp.(a)(b)	174,210	609,708
Dalradian Resources Inc.(a)(b)	832,674	609,806
Dundee Precious Metals Inc.(a)	428,017	1,121,845
Endeavour Silver Corp.(a)(b)	368,193	1,030,327
Excellon Resources Inc.(a)(b)	366,362	401,044
First Majestic Silver Corp.(a)(b)	376,809	2,669,500
Fortuna Silver Mines Inc.(a)	370,691	2,048,917
GoGold Resources Inc.(a)(b)	1,042,676	369,743
Great Panther Silver Ltd.(a)(b)	547,288	683,477
Klondex Mines Ltd.(a)(b)	502,576	1,224,283
Levon Resources Ltd.(a)	1,293,514	219,375
Lundin Gold Inc.(a)	91,236	358,698
MAG Silver Corp.(a)(b)	164,291	1,913,689
Mandalay Resources Corp.	1,965,923	310,680
Minco Silver Corp.(a)(b)	573,235	313,750
Pan American Silver Corp.	165,786	2,929,244
Seabridge Gold Inc.(a)	73,408	821,115
Silvercorp Metals Inc.(b)	433,059	1,265,259
SSR Mining Inc.(a)	261,735	2,677,477
Tahoe Resources Inc.(b)	605,452	3,169,148
Wheaton Precious Metals Corp.	673,393	14,711,654
		39,485,381
China — 0.9%
China Silver Group Ltd.(b)	3,184,000	612,921
Japan — 1.9%
Asahi Holdings Inc.	65,400	1,205,727
Mexico — 6.0%
Industrias Penoles SAB de CV	231,546	3,897,744
Peru — 6.4%
Cia. de Minas Buenaventura SAA, ADR, NVS	271,970	4,207,376
United Kingdom — 12.9%
Fresnillo PLC	381,798	6,749,308
Security	Shares	Value
United Kingdom (continued)
Hochschild Mining PLC	581,055	$ 1,675,484
		8,424,792
United States — 11.2%
Coeur Mining Inc.(a)	350,031	2,821,250
Golden Minerals Co.(a)(b)	729,590	284,905
Hecla Mining Co.	730,821	2,747,887
McEwen Mining Inc.(b)	659,219	1,483,243
		7,337,285
Total Common Stocks — 99.6% (Cost: $67,291,207)		65,171,226
Short-Term Investments
Money Market Funds — 12.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	8,164,159	8,165,792
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	37,654	37,654
		8,203,446
Total Short-Term Investments — 12.5% (Cost: $8,201,996)		8,203,446
Total Investments in Securities — 112.1% (Cost: $75,493,203)		73,374,672
Other Assets, Less Liabilities — (12.1)%		(7,907,472)
Net Assets — 100.0%		$ 65,467,200

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,553,574	610,585	8,164,159	$8,165,792	$126,573 (a)	$ 373	$ (267)
BlackRock Cash Funds: Treasury, SL Agency Shares	37,449	205	37,654	37,654	332	—	—
				$8,203,446	$126,905	$ 373	$ (267)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Global Silver Miners ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$65,171,226	$ —	$ —	$65,171,226
Money Market Funds	8,203,446	—	—	8,203,446
	$73,374,672	$ —	$ —	$73,374,672
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Hong Kong ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Auto Components — 0.6%
Minth Group Ltd.(a)	3,816,000	$ 17,561,826
Banks — 7.9%
Bank of East Asia Ltd. (The)(a)	6,521,010	27,059,513
BOC Hong Kong Holdings Ltd.	19,038,500	95,748,912
Hang Seng Bank Ltd.	3,930,400	98,358,333
		221,166,758
Capital Markets — 6.6%
Hong Kong Exchanges & Clearing Ltd.	5,724,900	185,230,984
Diversified Telecommunication Services — 1.3%
HKT Trust & HKT Ltd.	19,269,500	24,196,959
PCCW Ltd.	21,681,169	12,769,644
		36,966,603
Electric Utilities — 6.2%
CK Infrastructure Holdings Ltd.	3,365,000	25,395,741
CLP Holdings Ltd.	8,349,200	87,705,370
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	13,104,500	12,663,209
Power Assets Holdings Ltd.	7,067,000	49,145,522
		174,909,842
Equity Real Estate Investment Trusts (REITs) — 3.5%
Link REIT	11,099,000	98,196,822
Food & Staples Retailing — 0.5%
Dairy Farm International Holdings Ltd.	1,683,900	14,431,023
Food Products — 1.7%
WH Group Ltd.(b)	45,132,000	46,316,376
Gas Utilities — 3.3%
Hong Kong & China Gas Co. Ltd.	42,902,802	92,761,041
Hotels, Restaurants & Leisure — 10.5%
Galaxy Entertainment Group Ltd.	12,173,000	107,155,734
Melco Resorts & Entertainment Ltd., ADR	1,271,016	41,511,383
MGM China Holdings Ltd.	4,934,688	14,343,286
Sands China Ltd.	12,388,400	74,148,936
Shangri-La Asia Ltd.	6,518,000	13,029,103
SJM Holdings Ltd.	10,233,000	14,689,110
Wynn Macau Ltd.	8,039,600	30,849,991
		295,727,543
Household Durables — 1.5%
Techtronic Industries Co. Ltd.	7,094,647	42,554,406
Industrial Conglomerates — 10.0%
CK Hutchison Holdings Ltd.	13,857,767	156,435,722
Jardine Matheson Holdings Ltd.	1,109,400	69,270,936
Jardine Strategic Holdings Ltd.	1,149,100	41,137,780
NWS Holdings Ltd.	7,991,000	14,873,326
		281,717,764
Insurance — 20.1%
AIA Group Ltd.	61,743,400	566,731,233
Security	Shares	Value
Real Estate Management & Development — 22.3%
CK Asset Holdings Ltd.	13,302,767	$ 111,080,390
Hang Lung Group Ltd.	4,558,000	14,120,000
Hang Lung Properties Ltd.	10,464,000	23,744,982
Henderson Land Development Co. Ltd.	6,229,862	40,980,970
Hongkong Land Holdings Ltd.	6,036,100	43,822,086
Hysan Development Co. Ltd.	3,235,000	18,702,759
Kerry Properties Ltd.	3,389,000	18,124,150
New World Development Co. Ltd.	31,297,066	48,037,923
Sino Land Co. Ltd.	16,644,000	28,814,533
Sun Hung Kai Properties Ltd.	8,170,000	131,859,029
Swire Pacific Ltd., Class A	2,530,000	26,092,948
Swire Properties Ltd.	6,077,800	23,825,698
Wharf Holdings Ltd. (The)	6,310,150	20,392,560
Wharf Real Estate Investment Co. Ltd.	6,243,150	48,191,676
Wheelock & Co. Ltd.	4,243,357	31,970,628
		629,760,332
Road & Rail — 1.5%
MTR Corp. Ltd.	7,710,583	43,398,232
Semiconductors & Semiconductor Equipment — 0.7%
ASM Pacific Technology Ltd.	1,581,200	20,762,428
Textiles, Apparel & Luxury Goods — 0.9%
Li & Fung Ltd.(a)	30,448,000	11,838,937
Yue Yuen Industrial Holdings Ltd.	3,828,500	11,835,715
		23,674,652
Total Common Stocks — 99.1% (Cost: $2,571,155,028)		2,791,867,865
Short-Term Investments
Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	27,052,006	27,057,416
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	2,063,234	2,063,234
		29,120,650
Total Short-Term Investments — 1.0% (Cost: $29,115,508)		29,120,650
Total Investments in Securities — 100.1% (Cost: $2,600,270,536)		2,820,988,515
Other Assets, Less Liabilities — (0.1)%		(1,899,865)
Net Assets — 100.0%		$ 2,819,088,650

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Hong Kong ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,422,824	(6,370,818)	27,052,006	$27,057,416	$516,331 (a)	$ (846)	$ (602)
BlackRock Cash Funds: Treasury, SL Agency Shares	109,004	1,954,230	2,063,234	2,063,234	31,981	—	—
				$29,120,650	$548,312	$ (846)	$ (602)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	138	06/28/18	$ 26,826	$ (51,779)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,791,867,865	$ —	$ —	$2,791,867,865
Money Market Funds	29,120,650	—	—	29,120,650
	$2,820,988,515	$ —	$ —	$2,820,988,515
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (51,779)	$ —	$ —	$ (51,779)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt

iShares® MSCI Israel ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
Elbit Systems Ltd.	22,958	$ 2,754,780
Banks — 20.6%
Bank Hapoalim BM	941,412	6,495,318
Bank Leumi Le-Israel BM	1,286,487	8,017,776
First International Bank of Israel Ltd.	45,815	1,010,733
Israel Discount Bank Ltd., Class A	1,097,645	3,308,105
Mizrahi Tefahot Bank Ltd.	137,053	2,617,413
		21,449,345
Biotechnology — 0.1%
UroGen Pharma Ltd.(a)	1,830	110,020
Building Products — 0.4%
Caesarstone Ltd.(b)	24,240	379,356
Chemicals — 6.8%
Frutarom Industries Ltd.	36,861	3,606,630
Israel Chemicals Ltd.	571,236	2,647,265
Israel Corp. Ltd. (The)	3,814	782,710
		7,036,605
Communications Equipment — 1.6%
Ituran Location and Control Ltd.	18,925	624,525
Radware Ltd.(a)	43,817	1,022,251
		1,646,776
Construction & Engineering — 1.4%
Elco Holdings Ltd.	5,402	108,831
Electra Ltd./Israel	2,167	565,003
Shapir Engineering and Industry Ltd.	115,360	365,463
Shikun & Binui Ltd.	235,019	394,674
		1,433,971
Diversified Telecommunication Services — 2.5%
B Communications Ltd.(a)	17,961	181,277
Bezeq The Israeli Telecommunication Corp. Ltd.	2,020,804	2,470,129
		2,651,406
Electronic Equipment, Instruments & Components — 2.7%
Orbotech Ltd.(a)	44,702	2,862,716
Equity Real Estate Investment Trusts (REITs) — 0.7%
REIT 1 Ltd.	181,605	757,091
Food & Staples Retailing — 0.9%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	7,864	391,337
Shufersal Ltd.	82,306	545,722
		937,059
Food Products — 1.0%
Strauss Group Ltd.	47,559	1,013,207
Health Care Equipment & Supplies — 0.8%
Mazor Robotics Ltd.(a)	29,213	877,971
Household Durables — 1.2%
SodaStream International Ltd.(a)	14,400	1,198,944
Independent Power and Renewable Electricity Producers — 0.3%
Kenon Holdings Ltd./Singapore	22,556	359,186
Insurance — 2.9%
Clal Insurance Enterprises Holdings Ltd.(a)	24,818	389,849
Harel Insurance Investments & Financial Services Ltd.	117,890	896,016
IDI Insurance Co. Ltd.	7,916	489,132
Security	Shares	Value
Insurance (continued)
Menora Mivtachim Holdings Ltd.	32,443	$ 383,833
Migdal Insurance & Financial Holding Ltd.(a)	447,148	436,380
Phoenix Holdings Ltd. (The)(a)	82,224	463,343
		3,058,553
Internet Software & Services — 2.6%
Wix.com Ltd.(a)(b)	31,046	2,699,450
IT Services — 0.6%
Formula Systems 1985 Ltd.	4,682	174,710
Matrix IT Ltd.	41,652	486,946
		661,656
Machinery — 0.5%
Kornit Digital Ltd.(a)(b)	31,339	537,464
Oil, Gas & Consumable Fuels — 3.1%
Delek Group Ltd.	4,523	684,239
Jerusalem Oil Exploration(a)	10,029	529,181
Naphtha Israel Petroleum Corp. Ltd.	47,001	302,936
Oil Refineries Ltd.	1,539,024	676,982
Paz Oil Co. Ltd.	7,333	1,025,868
		3,219,206
Pharmaceuticals — 17.2%
Teva Pharmaceutical Industries Ltd., ADR, NVS	833,662	17,923,733
Real Estate Management & Development — 8.1%
Africa Israel Properties Ltd.(a)	16,809	394,213
Airport City Ltd.(a)	83,354	984,056
Alony Hetz Properties & Investments Ltd.	108,655	1,004,638
Amot Investments Ltd.	136,907	710,079
Azrieli Group Ltd.	41,819	2,037,663
Bayside Land Corp.	895	408,997
Big Shopping Centers Ltd.	2,576	174,844
Blue Square Real Estate Ltd.	4,009	146,675
Brack Capital Properties NV(a)	983	110,760
Gazit-Globe Ltd.	102,556	989,073
Industrial Buildings Corp. Ltd.(a)	81,701	105,364
Jerusalem Economy Ltd.(a)	75,200	179,224
Melisron Ltd.	18,815	802,823
Norstar Holdings Inc.	16,585	303,532
Summit Real Estate Holdings Ltd.	12,033	111,562
		8,463,503
Semiconductors & Semiconductor Equipment — 2.5%
Nova Measuring Instruments Ltd.(a)	9,901	297,011
Tower Semiconductor Ltd.(a)	85,690	2,253,436
		2,550,447
Software — 17.2%
Check Point Software Technologies Ltd.(a)(b)	118,207	11,508,634
CyberArk Software Ltd.(a)	23,480	1,428,758
Nice Ltd.(a)	44,069	4,622,000
Sapiens International Corp. NV(b)	32,728	302,515
		17,861,907
Specialty Retail — 0.3%
Delek Automotive Systems Ltd.	48,545	304,452
Textiles, Apparel & Luxury Goods — 0.4%
Delta-Galil Industries Ltd.(b)	11,743	380,251
Wireless Telecommunication Services — 0.9%
Cellcom Israel Ltd.(a)(b)	64,191	449,908

iShares® MSCI Israel ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services (continued)
Partner Communications Co. Ltd.(a)	125,392	$ 497,785
		947,693
Total Common Stocks — 99.9% (Cost: $112,211,745)		104,076,748
Short-Term Investments
Money Market Funds — 13.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	14,108,943	14,111,765
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	21,548	21,548
		14,133,313
Total Short-Term Investments — 13.6% (Cost: $14,132,054)		14,133,313
Total Investments in Securities — 113.5% (Cost: $126,343,799)		118,210,061
Other Assets, Less Liabilities — (13.5)%		(14,072,180)
Net Assets — 100.0%		$ 104,137,881
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,525,641	(1,416,698)	14,108,943	$ 14,111,765	$40,227 (a)	$ (3,032)	$ 713
BlackRock Cash Funds: Treasury, SL Agency Shares	40,997	(19,449)	21,548	21,548	356	—	—
				$14,133,313	$40,583	$ (3,032)	$ 713

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$104,076,748	$ —	$ —	$104,076,748
Money Market Funds	14,133,313	—	—	14,133,313
	$ 118,210,061	$ —	$ —	$ 118,210,061
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Italy ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.6%
Leonardo SpA	752,209	$ 7,660,137
Auto Components — 0.8%
Pirelli & C SpA(a)(b)	456,453	3,899,158
Automobiles — 9.3%
Ferrari NV(c)	163,760	21,314,006
Fiat Chrysler Automobiles NV(b)	985,338	22,313,585
		43,627,591
Banks — 21.6%
Intesa Sanpaolo SpA	16,946,170	49,739,978
Mediobanca Banca di Credito Finanziario SpA	1,051,191	9,899,879
UniCredit SpA	2,498,993	41,229,922
		100,869,779
Beverages — 1.7%
Davide Campari-Milano SpA, NVS	1,068,596	7,970,706
Diversified Financial Services — 2.7%
EXOR NV(c)	175,354	12,690,822
Diversified Telecommunication Services — 2.9%
Telecom Italia SpA/Milano(b)(c)	16,796,705	13,473,786
Electric Utilities — 14.7%
Enel SpA	10,266,909	56,363,386
Terna Rete Elettrica Nazionale SpA	2,297,151	12,149,712
		68,513,098
Electrical Equipment — 2.1%
Prysmian SpA	355,538	9,877,462
Energy Equipment & Services — 2.9%
Tenaris SA	750,915	13,454,933
Insurance — 6.3%
Assicurazioni Generali SpA	1,241,407	21,084,319
Poste Italiane SpA(a)	950,188	8,123,445
		29,207,764
Machinery — 3.9%
CNH Industrial NV	1,547,149	18,095,986
Oil, Gas & Consumable Fuels — 15.6%
Eni SpA	3,214,578	58,124,305
Snam SpA	3,565,661	14,600,980
		72,725,285
Pharmaceuticals — 1.6%
Recordati SpA(c)	199,002	7,363,751
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 5.6%
Luxottica Group SpA	261,476	$ 16,262,168
Moncler SpA	217,290	9,960,543
		26,222,711
Transportation Infrastructure — 4.3%
Atlantia SpA	689,680	19,957,519
Total Common Stocks — 97.6% (Cost: $507,704,320)		455,610,488
Preferred Stocks
Banks — 0.8%
Intesa Sanpaolo SpA, Preference Shares, NVS	1,245,321	3,743,182
Diversified Telecommunication Services — 1.5%
Telecom Italia SpA/Milano, Preference Shares, NVS	9,908,196	6,927,935
Total Preferred Stocks — 2.3% (Cost: $12,830,782)		10,671,117
Short-Term Investments
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	25,989,243	25,994,441
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	430,912	430,912
		26,425,353
Total Short-Term Investments — 5.7% (Cost: $26,422,693)		26,425,353
Total Investments in Securities — 105.6% (Cost: $546,957,795)		492,706,958
Other Assets, Less Liabilities — (5.6)%		(25,908,136)
Net Assets — 100.0%		$ 466,798,822

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Italy ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	25,989,243	25,989,243	$25,994,441	$22,990 (a)	$ 2,841	$ 2,660
BlackRock Cash Funds: Treasury, SL Agency Shares	998,621	(567,709)	430,912	430,912	3,035	—	—
				$26,425,353	$26,025	$ 2,841	$ 2,660

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
FTSE/MIB Index	5	06/15/18	$ 635	$ (37,020)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$455,610,488	$ —	$ —	$455,610,488
Preferred Stocks	10,671,117	—	—	10,671,117
Money Market Funds	26,425,353	—	—	26,425,353
	$492,706,958	$ —	$ —	$492,706,958
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (37,020)	$ —	$ —	$ (37,020)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Japan ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	459,400	$ 10,435,816
Yamato Holdings Co. Ltd.	1,783,200	51,274,488
		61,710,304
Airlines — 0.3%
ANA Holdings Inc.	668,700	26,970,807
Japan Airlines Co. Ltd.	668,700	25,961,403
		52,932,210
Auto Components — 2.8%
Aisin Seiki Co. Ltd.	927,900	46,802,817
Bridgestone Corp.	3,566,400	143,286,263
Denso Corp.	2,451,900	119,384,702
Koito Manufacturing Co. Ltd.	668,700	49,300,815
NGK Spark Plug Co. Ltd.	891,600	24,455,502
NOK Corp.	445,800	8,395,295
Stanley Electric Co. Ltd.	668,700	22,865,484
Sumitomo Electric Industries Ltd.	4,235,100	64,104,395
Sumitomo Rubber Industries Ltd.	891,600	14,976,943
Toyoda Gosei Co. Ltd.	445,800	11,772,288
Toyota Industries Corp.	891,600	52,193,621
Yokohama Rubber Co. Ltd. (The)	668,700	14,587,132
		572,125,257
Automobiles — 8.0%
Honda Motor Co. Ltd.	9,138,900	289,951,570
Isuzu Motors Ltd.	3,121,000	41,912,090
Mazda Motor Corp.	3,120,600	39,350,380
Mitsubishi Motors Corp.	3,789,300	28,739,318
Nissan Motor Co. Ltd.	12,928,200	128,573,980
Subaru Corp.	3,365,600	103,156,593
Suzuki Motor Corp.	1,889,300	108,894,073
Toyota Motor Corp.	12,837,700	817,798,534
Yamaha Motor Co. Ltd.	1,560,300	45,238,575
		1,603,615,113
Banks — 6.6%
Aozora Bank Ltd.	668,700	26,527,654
Bank of Kyoto Ltd. (The)	339,800	17,827,420
Chiba Bank Ltd. (The)	3,519,500	27,211,376
Concordia Financial Group Ltd.	6,241,200	35,214,281
Fukuoka Financial Group Inc.	4,458,000	23,881,044
Japan Post Bank Co. Ltd.	2,229,000	27,922,767
Mebuki Financial Group Inc.	4,903,880	17,874,145
Mitsubishi UFJ Financial Group Inc.	66,201,380	399,602,973
Mizuho Financial Group Inc.	133,740,080	233,517,356
Resona Holdings Inc.	11,813,700	65,992,310
Seven Bank Ltd.	3,343,500	10,586,442
Shinsei Bank Ltd.	891,600	14,115,256
Shizuoka Bank Ltd. (The)	2,570,700	24,868,201
Sumitomo Mitsui Financial Group Inc.	7,585,400	314,391,423
Sumitomo Mitsui Trust Holdings Inc.	1,807,032	75,544,566
Suruga Bank Ltd.	891,600	10,307,420
Yamaguchi Financial Group Inc.	922,000	11,142,584
		1,336,527,218
Beverages — 1.5%
Asahi Group Holdings Ltd.	2,006,100	105,175,071
Coca-Cola Bottlers Japan Holdings Inc.	668,700	28,220,254
Kirin Holdings Co. Ltd.	4,680,900	133,346,086
Suntory Beverage & Food Ltd.	739,200	32,930,443
		299,671,854
Security	Shares	Value
Building Products — 1.4%
Asahi Glass Co. Ltd.	1,120,200	$ 45,985,476
Daikin Industries Ltd.	1,348,700	156,165,916
LIXIL Group Corp.	1,560,300	34,553,654
TOTO Ltd.	774,800	40,649,455
		277,354,501
Capital Markets — 1.2%
Daiwa Securities Group Inc.	8,916,000	51,840,740
Japan Exchange Group Inc.	2,897,700	55,182,855
Nomura Holdings Inc.	19,615,200	101,844,856
SBI Holdings Inc./Japan	1,344,210	36,795,808
		245,664,259
Chemicals — 4.4%
Air Water Inc.	891,600	17,381,461
Asahi Kasei Corp.	6,909,900	95,114,874
Daicel Corp.	1,560,300	17,693,309
Hitachi Chemical Co. Ltd.	668,700	14,439,415
JSR Corp.	1,114,500	21,788,375
Kaneka Corp.	1,370,000	14,123,061
Kansai Paint Co. Ltd.	1,114,500	23,963,109
Kuraray Co. Ltd.	1,783,200	27,377,032
Mitsubishi Chemical Holdings Corp.	7,355,700	68,245,622
Mitsubishi Gas Chemical Co. Inc.	920,100	23,551,918
Mitsui Chemicals Inc.	956,600	27,735,193
Nippon Paint Holdings Co. Ltd.(a)	891,600	37,380,809
Nissan Chemical Industries Ltd.	668,700	31,513,130
Nitto Denko Corp.	901,200	70,996,095
Shin-Etsu Chemical Co. Ltd.	2,072,500	207,736,435
Sumitomo Chemical Co. Ltd.	8,916,000	54,081,126
Taiyo Nippon Sanso Corp.	668,700	9,934,022
Teijin Ltd.	1,114,500	21,665,277
Toray Industries Inc.	7,801,500	63,973,090
Tosoh Corp.	1,596,900	28,073,809
		876,767,162
Commercial Services & Supplies — 0.9%
Dai Nippon Printing Co. Ltd.	1,439,700	31,034,814
Park24 Co. Ltd.	668,700	18,083,120
Secom Co. Ltd.	1,122,300	83,869,057
Sohgo Security Services Co. Ltd.	445,800	20,454,812
Toppan Printing Co. Ltd.	2,874,000	23,490,377
		176,932,180
Construction & Engineering — 0.9%
JGC Corp.	1,114,500	23,316,844
Kajima Corp.	4,764,000	38,938,120
Obayashi Corp.	3,566,400	36,075,968
Shimizu Corp.	3,120,600	30,589,894
Taisei Corp.	1,114,500	61,446,500
		190,367,326
Construction Materials — 0.1%
Taiheiyo Cement Corp.	668,700	24,804,280
Consumer Finance — 0.2%
Acom Co. Ltd.	2,229,000	9,375,977
AEON Financial Service Co. Ltd.	668,770	15,635,103
Credit Saison Co. Ltd.	891,600	14,829,226
		39,840,306
Containers & Packaging — 0.1%
Toyo Seikan Group Holdings Ltd.	891,600	14,993,356

iShares® MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified Consumer Services — 0.1%
Benesse Holdings Inc.	445,800	$ 16,248,958
Diversified Financial Services — 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,451,900	14,691,766
ORIX Corp.	7,355,700	123,661,338
Tokyo Century Corp.	229,700	13,848,175
		152,201,279
Diversified Telecommunication Services — 0.9%
Nippon Telegraph & Telephone Corp.	3,812,900	179,195,245
Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	3,566,400	55,328,521
Chugoku Electric Power Co. Inc. (The)	1,560,300	20,436,347
Kansai Electric Power Co. Inc. (The)	4,012,200	57,831,517
Kyushu Electric Power Co. Inc.	2,229,000	26,384,040
Tohoku Electric Power Co. Inc.	2,451,900	31,346,947
Tokyo Electric Power Co. Holdings Inc.(b)	7,801,500	37,124,355
		228,451,727
Electrical Equipment — 1.8%
Fuji Electric Co. Ltd.	2,696,000	19,281,071
Mabuchi Motor Co. Ltd.	246,100	11,439,137
Mitsubishi Electric Corp.	10,253,400	145,809,775
Nidec Corp.	1,258,200	195,542,427
		372,072,410
Electronic Equipment, Instruments & Components — 5.7%
Alps Electric Co. Ltd.	1,115,200	26,523,787
Hamamatsu Photonics KK	891,600	38,775,922
Hirose Electric Co. Ltd.	222,958	29,079,248
Hitachi High-Technologies Corp.	445,800	20,372,746
Hitachi Ltd.	26,748,000	196,119,995
Keyence Corp.	539,852	332,075,191
Kyocera Corp.	1,783,200	105,962,899
Murata Manufacturing Co. Ltd.	1,036,900	154,468,466
Nippon Electric Glass Co. Ltd.	445,900	12,115,576
Omron Corp.	1,114,500	58,779,373
Shimadzu Corp.	1,338,100	37,010,359
TDK Corp.	687,500	61,887,340
Yaskawa Electric Corp.	1,337,400	54,163,192
Yokogawa Electric Corp.	1,337,400	24,484,225
		1,151,818,319
Equity Real Estate Investment Trusts (REITs) — 1.1%
Daiwa House REIT Investment Corp.	8,916	21,057,993
Japan Prime Realty Investment Corp.	4,458	16,228,441
Japan Real Estate Investment Corp.	6,687	35,144,526
Japan Retail Fund Investment Corp.	15,671	28,473,058
Nippon Building Fund Inc.	7,094	39,830,089
Nippon Prologis REIT Inc.	11,145	23,286,069
Nomura Real Estate Master Fund Inc.	22,358	31,362,319
United Urban Investment Corp.	17,832	27,377,032
		222,759,527
Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	3,566,400	70,871,716
FamilyMart UNY Holdings Co. Ltd.(a)	445,800	46,366,975
Lawson Inc.	266,900	17,417,470
Seven & i Holdings Co. Ltd.	4,235,180	187,931,361
Sundrug Co. Ltd.	445,800	20,311,197
Tsuruha Holdings Inc.	222,900	33,215,988
		376,114,707
Security	Shares	Value
Food Products — 1.5%
Ajinomoto Co. Inc.	2,674,800	$ 51,196,526
Calbee Inc.(a)	447,600	16,355,764
Kikkoman Corp.	891,600	42,181,638
MEIJI Holdings Co. Ltd.	668,756	57,060,777
NH Foods Ltd.	544,700	22,435,754
Nisshin Seifun Group Inc.	1,114,575	23,595,403
Nissin Foods Holdings Co. Ltd.	305,200	22,754,107
Toyo Suisan Kaisha Ltd.	445,800	15,941,212
Yakult Honsha Co. Ltd.	668,700	44,069,143
Yamazaki Baking Co. Ltd.	668,700	14,525,583
		310,115,907
Gas Utilities — 0.6%
Osaka Gas Co. Ltd.	2,027,200	44,305,641
Toho Gas Co. Ltd.	445,800	14,094,740
Tokyo Gas Co. Ltd.	2,229,000	60,831,009
		119,231,390
Health Care Equipment & Supplies — 1.9%
CYBERDYNE Inc.(a)(b)	445,800	5,732,271
Hoya Corp.	2,229,000	132,802,403
Olympus Corp.	1,566,600	55,659,036
Sysmex Corp.	891,600	80,506,199
Terumo Corp.	1,783,200	106,028,552
		380,728,461
Health Care Providers & Services — 0.3%
Alfresa Holdings Corp.	1,114,500	28,240,770
Medipal Holdings Corp.	891,600	20,606,633
Suzuken Co. Ltd./Aichi Japan	445,840	20,025,765
		68,873,168
Health Care Technology — 0.2%
M3 Inc.	1,114,500	46,726,011
Hotels, Restaurants & Leisure — 0.7%
McDonald's Holdings Co. Japan Ltd.	445,800	22,485,931
Oriental Land Co. Ltd./Japan	1,114,500	114,378,711
		136,864,642
Household Durables — 3.5%
Casio Computer Co. Ltd.	1,114,900	17,086,000
Iida Group Holdings Co. Ltd.	891,680	17,062,936
Nikon Corp.	1,783,200	28,969,101
Panasonic Corp.	12,266,315	168,168,588
Rinnai Corp.	222,900	21,337,015
Sekisui Chemical Co. Ltd.	2,229,000	36,683,253
Sekisui House Ltd.	3,343,500	59,764,159
Sharp Corp./Japan(a)	891,600	23,766,152
Sony Corp.	7,188,400	341,406,820
		714,244,024
Household Products — 0.5%
Lion Corp.	1,337,400	24,533,464
Unicharm Corp.	2,229,000	69,365,815
		93,899,279
Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	891,600	23,725,119
Industrial Conglomerates — 0.7%
Keihan Holdings Co. Ltd.	445,800	15,120,558
Seibu Holdings Inc.	1,337,400	22,046,881
Toshiba Corp.(b)	35,993,000	101,374,734
		138,542,173

iShares® MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance — 3.2%
Dai-ichi Life Holdings Inc.	6,019,400	$ 112,498,428
Japan Post Holdings Co. Ltd.	8,922,800	102,413,656
MS&AD Insurance Group Holdings Inc.	2,674,840	85,283,683
Sompo Holdings Inc.	2,006,150	87,377,254
Sony Financial Holdings Inc.	891,600	16,421,295
T&D Holdings Inc.	3,120,600	49,317,228
Tokio Marine Holdings Inc.	3,789,300	182,759,740
		636,071,284
Internet & Direct Marketing Retail — 0.4%
Rakuten Inc.	4,903,800	33,021,493
Start Today Co. Ltd.	1,115,200	38,851,599
		71,873,092
Internet Software & Services — 0.3%
DeNA Co. Ltd.	668,700	12,888,378
Kakaku.com Inc.	891,600	19,441,303
Yahoo Japan Corp.(a)	7,801,500	28,435,676
		60,765,357
IT Services — 1.0%
Fujitsu Ltd.	11,145,000	68,391,288
Nomura Research Institute Ltd.	668,704	33,729,099
NTT Data Corp.	3,343,500	37,452,616
Obic Co. Ltd.	445,800	38,652,823
Otsuka Corp.	493,800	20,430,126
		198,655,952
Leisure Products — 0.9%
Bandai Namco Holdings Inc.	1,114,598	47,499,551
Sankyo Co. Ltd.	222,900	8,852,810
Sega Sammy Holdings Inc.	891,600	15,789,391
Shimano Inc.	445,800	63,149,358
Yamaha Corp.	891,600	46,613,171
		181,904,281
Machinery — 5.8%
Amada Holdings Co. Ltd.	1,783,200	19,433,097
Daifuku Co. Ltd.(a)	545,800	28,383,911
FANUC Corp.	1,121,300	240,164,306
Hino Motors Ltd.	1,337,400	15,030,286
Hitachi Construction Machinery Co. Ltd.	668,700	24,742,731
Hoshizaki Corp.	277,400	27,907,239
IHI Corp.	891,600	33,605,799
JTEKT Corp.	1,114,500	16,279,732
Kawasaki Heavy Industries Ltd.	891,600	27,122,629
Komatsu Ltd.	5,126,700	169,262,027
Kubota Corp.	5,572,500	94,016,222
Kurita Water Industries Ltd.	445,800	12,843,242
Makita Corp.	1,337,400	59,825,707
MINEBEA MITSUMI Inc.	2,229,000	42,427,834
MISUMI Group Inc.	1,560,300	45,238,575
Mitsubishi Heavy Industries Ltd.	1,783,200	67,621,925
Nabtesco Corp.	668,700	21,911,473
NGK Insulators Ltd.	1,337,400	24,459,605
NSK Ltd.	2,006,100	22,877,794
SMC Corp./Japan	310,400	118,365,981
Sumitomo Heavy Industries Ltd.	668,700	23,696,396
THK Co. Ltd.	669,300	23,840,867
		1,159,057,378
Marine — 0.2%
Mitsui OSK Lines Ltd.	668,700	17,713,826
Security	Shares	Value
Marine (continued)
Nippon Yusen KK	891,600	$ 18,210,321
		35,924,147
Media — 0.6%
CyberAgent Inc.	552,600	28,940,991
Dentsu Inc.	1,171,400	56,065,903
Hakuhodo DY Holdings Inc.	1,338,100	20,346,461
Toho Co. Ltd./Tokyo	668,700	23,265,553
		128,618,908
Metals & Mining — 1.3%
Hitachi Metals Ltd.	1,114,500	12,289,300
JFE Holdings Inc.	2,674,850	55,444,450
Kobe Steel Ltd.	1,788,800	17,995,843
Maruichi Steel Tube Ltd.	269,800	8,952,359
Mitsubishi Materials Corp.	668,700	18,618,597
Nippon Steel & Sumitomo Metal Corp.	4,235,570	88,984,201
Sumitomo Metal Mining Co. Ltd.	1,337,400	51,282,695
		253,567,445
Multiline Retail — 0.8%
Don Quijote Holdings Co. Ltd.	668,700	35,698,467
Isetan Mitsukoshi Holdings Ltd.(a)	1,783,260	22,059,933
J Front Retailing Co. Ltd.	1,337,400	21,111,335
Marui Group Co. Ltd.	1,114,500	22,680,837
Ryohin Keikaku Co. Ltd.	123,100	41,922,776
Takashimaya Co. Ltd.	1,522,000	12,734,116
		156,207,464
Oil, Gas & Consumable Fuels — 1.1%
Idemitsu Kosan Co. Ltd.	668,700	22,496,190
Inpex Corp.	5,809,000	64,909,807
JXTG Holdings Inc.	18,318,695	118,516,367
Showa Shell Sekiyu KK	1,114,500	14,853,845
		220,776,209
Paper & Forest Products — 0.1%
Oji Holdings Corp.	4,458,000	29,338,396
Personal Products — 2.2%
Kao Corp.	2,715,100	210,970,355
Kobayashi Pharmaceutical Co. Ltd.	229,700	20,317,704
Kose Corp.	145,400	31,677,647
Pola Orbis Holdings Inc.	465,200	23,079,093
Shiseido Co. Ltd.	2,070,700	164,405,709
		450,450,508
Pharmaceuticals — 5.1%
Astellas Pharma Inc.	11,632,450	178,215,408
Chugai Pharmaceutical Co. Ltd.	1,337,400	75,705,371
Daiichi Sankyo Co. Ltd.	3,121,069	100,401,640
Eisai Co. Ltd.	1,411,100	102,307,835
Hisamitsu Pharmaceutical Co. Inc.	283,500	23,641,309
Kyowa Hakko Kirin Co. Ltd.	1,337,400	27,426,271
Mitsubishi Tanabe Pharma Corp.	1,337,400	24,004,142
Ono Pharmaceutical Co. Ltd.	2,237,900	55,605,054
Otsuka Holdings Co. Ltd.	2,229,000	111,178,158
Santen Pharmaceutical Co. Ltd.	2,006,100	35,027,582
Shionogi & Co. Ltd.	1,602,100	84,259,739
Sumitomo Dainippon Pharma Co. Ltd.	891,600	18,571,410
Taisho Pharmaceutical Holdings Co. Ltd.	229,700	24,461,586
Takeda Pharmaceutical Co. Ltd.	4,012,200	164,409,907
		1,025,215,412

iShares® MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 1.0%
Persol Holdings Co. Ltd.	891,600	$ 19,145,868
Recruit Holdings Co. Ltd.	6,248,000	174,250,448
		193,396,316
Real Estate Management & Development — 3.0%
Aeon Mall Co. Ltd.	668,700	12,943,772
Daito Trust Construction Co. Ltd.	452,600	74,027,355
Daiwa House Industry Co. Ltd.	3,120,600	113,369,305
Hulic Co. Ltd.	1,560,300	16,041,742
Mitsubishi Estate Co. Ltd.	6,687,000	121,620,986
Mitsui Fudosan Co. Ltd.(a)	4,903,800	123,446,942
Nomura Real Estate Holdings Inc.	668,700	15,713,481
Sumitomo Realty & Development Co. Ltd.	2,229,000	84,383,791
Tokyo Tatemono Co. Ltd.	1,114,500	15,469,336
Tokyu Fudosan Holdings Corp.	2,674,800	19,794,185
		596,810,895
Road & Rail — 3.9%
Central Japan Railway Co.	784,000	162,435,823
East Japan Railway Co.	1,783,200	176,522,767
Hankyu Hanshin Holdings Inc.	1,337,400	55,271,076
Keikyu Corp.	1,337,400	22,563,893
Keio Corp.	668,700	31,143,835
Keisei Electric Railway Co. Ltd.	691,000	23,500,805
Kintetsu Group Holdings Co. Ltd.	995,000	41,715,910
Kyushu Railway Co.	891,600	28,435,676
Nagoya Railroad Co. Ltd.	1,011,600	26,052,343
Nippon Express Co. Ltd.	445,800	33,605,799
Odakyu Electric Railway Co. Ltd.	1,560,300	33,821,220
Tobu Railway Co. Ltd.	1,114,500	34,621,359
Tokyu Corp.	2,922,500	52,023,701
West Japan Railway Co.	891,600	64,240,828
		785,955,035
Semiconductors & Semiconductor Equipment — 1.6%
Disco Corp.	144,500	27,331,907
Renesas Electronics Corp.(b)	4,680,900	46,617,275
Rohm Co. Ltd.	491,900	45,683,382
Sumco Corp.	1,337,400	32,608,703
Tokyo Electron Ltd.	891,652	167,423,266
		319,664,533
Software — 2.0%
Konami Holdings Corp.	498,700	23,455,815
LINE Corp.(a)(b)	453,500	16,487,873
Nexon Co. Ltd.(b)	2,451,900	40,644,962
Nintendo Co. Ltd.	634,500	262,805,467
Oracle Corp. Japan(b)	222,900	17,008,063
Trend Micro Inc./Japan	668,700	38,037,333
		398,439,513
Specialty Retail — 1.5%
ABC-Mart Inc.	222,900	13,745,962
Fast Retailing Co. Ltd.	320,500	140,802,292
Hikari Tsushin Inc.	93,100	16,572,820
Nitori Holdings Co. Ltd.	445,800	76,792,738
Shimamura Co. Ltd.	108,100	11,064,218
USS Co. Ltd.	1,337,400	25,370,531
Yamada Denki Co. Ltd.(a)	3,566,400	18,513,964
		302,862,525
Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	1,337,400	28,066,381
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Canon Inc.	5,621,850	$ 192,181,425
FUJIFILM Holdings Corp.	2,229,000	85,799,420
Konica Minolta Inc.	2,451,900	22,432,589
NEC Corp.	1,562,900	44,163,127
Ricoh Co. Ltd.	3,789,300	34,389,524
Seiko Epson Corp.	1,560,300	27,416,013
		434,448,479
Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	891,600	14,903,084
Tobacco — 0.8%
Japan Tobacco Inc.	6,076,000	164,196,567
Trading Companies & Distributors — 3.7%
ITOCHU Corp.	8,024,400	151,115,306
Marubeni Corp.	8,916,000	69,624,322
Mitsubishi Corp.	7,578,600	211,429,303
Mitsui & Co. Ltd.	9,584,700	169,118,412
Sumitomo Corp.	6,464,100	108,731,582
Toyota Tsusho Corp.	1,114,500	38,570,758
		748,589,683
Transportation Infrastructure — 0.1%
Japan Airport Terminal Co. Ltd.	222,900	10,299,213
Kamigumi Co. Ltd.	668,700	14,660,991
		24,960,204
Wireless Telecommunication Services — 4.1%
KDDI Corp.	10,260,200	278,166,681
NTT DOCOMO Inc.	7,808,300	202,529,241
SoftBank Group Corp.	4,687,700	335,036,040
		815,731,962
Total Common Stocks — 99.1% (Cost: $19,047,434,244)		19,913,502,301
Short-Term Investments
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	91,232,671	91,250,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	7,848,162	7,848,162
		99,099,079
Total Short-Term Investments — 0.5% (Cost: $99,084,392)		99,099,079
Total Investments in Securities — 99.6% (Cost: $19,146,518,636)		20,012,601,380
Other Assets, Less Liabilities — 0.4%		89,315,402
Net Assets — 100.0%		$ 20,101,916,782

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	40,539,970	50,692,701	91,232,671	$91,250,917	$3,045,592 (a)	$ (12,554)	$ 7,875
BlackRock Cash Funds: Treasury, SL Agency Shares	5,281,032	2,567,130	7,848,162	7,848,162	89,760	—	—
				$99,099,079	$3,135,352	$ (12,554)	$ 7,875

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1,184	06/07/18	$190,113	$ 3,596,433
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$19,913,502,301	$ —	$ —	$19,913,502,301
Money Market Funds	99,099,079	—	—	99,099,079
	$20,012,601,380	$ —	$ —	$20,012,601,380
Derivative financial instruments(a)
Assets
Futures Contracts	$ 3,596,433	$ —	$ —	$ 3,596,433

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.0%
Jamco Corp.(a)	6,700	$ 139,556
Air Freight & Logistics — 0.2%
Kintetsu World Express Inc.	26,800	547,372
Konoike Transport Co. Ltd.	20,100	327,461
Maruwa Unyu Kikan Co. Ltd.	6,700	225,091
Mitsui-Soko Holdings Co. Ltd.(b)	67,000	207,207
		1,307,131
Auto Components — 3.4%
Aisan Industry Co. Ltd.	20,100	188,891
Akebono Brake Industry Co. Ltd.(a)(b)	60,300	118,774
Daido Metal Co. Ltd.	20,100	225,708
Daikyonishikawa Corp.	26,800	434,641
Eagle Industry Co. Ltd.	13,400	221,884
Exedy Corp.	20,100	634,571
FCC Co. Ltd.	20,100	555,019
Futaba Industrial Co. Ltd.	40,200	289,350
G-Tekt Corp.	13,400	230,024
Ichikoh Industries Ltd.	20,100	268,814
Kasai Kogyo Co. Ltd.	20,100	268,999
Keihin Corp.	26,800	523,198
KYB Corp.	13,400	631,488
Mitsuba Corp.	20,100	205,357
Musashi Seimitsu Industry Co. Ltd.	13,400	493,350
NHK Spring Co. Ltd.	134,000	1,323,411
Nifco Inc./Japan	53,600	1,852,529
Nippon Seiki Co. Ltd.	33,500	607,129
Nissin Kogyo Co. Ltd.	26,800	475,096
Pacific Industrial Co. Ltd.	26,800	379,633
Piolax Inc.	20,100	508,952
Press Kogyo Co. Ltd.	60,300	332,456
Riken Corp.	6,700	340,411
Sanden Holdings Corp.(a)(b)	13,400	179,826
Shoei Co. Ltd.	10,500	405,426
Showa Corp.	33,500	602,195
Sumitomo Riko Co. Ltd.	26,800	279,976
Tachi-S Co. Ltd.	20,100	360,577
Taiho Kogyo Co. Ltd.	13,400	172,056
Tokai Rika Co. Ltd.	33,500	628,404
Topre Corp.	20,100	560,569
Toyo Tire & Rubber Co. Ltd.	67,000	1,040,968
Toyota Boshoku Corp.	40,200	765,186
TPR Co. Ltd.	13,400	346,825
TS Tech Co. Ltd.	26,800	1,181,573
Unipres Corp.	26,800	571,053
Yorozu Corp.	13,400	219,417
		18,423,736
Automobiles — 0.1%
Nissan Shatai Co. Ltd.	53,600	481,509
Banks — 4.8%
77 Bank Ltd. (The)	33,500	746,500
Aichi Bank Ltd. (The)	6,700	305,260
Akita Bank Ltd. (The)	13,400	366,312
Aomori Bank Ltd. (The)	13,400	407,014
Awa Bank Ltd. (The)	134,000	855,962
Bank of Iwate Ltd. (The)	13,400	518,634
Bank of Nagoya Ltd. (The)(a)	6,700	238,658
Security	Shares	Value
Banks (continued)
Bank of Okinawa Ltd. (The)	13,400	$ 522,334
Bank of Saga Ltd. (The)	6,700	146,587
Bank of the Ryukyus Ltd.	26,800	407,507
Chiba Kogyo Bank Ltd. (The)	33,500	152,630
Chugoku Bank Ltd. (The)(a)	107,200	1,207,721
Chukyo Bank Ltd. (The)	6,700	143,256
Daishi Bank Ltd. (The)	13,400	560,569
Ehime Bank Ltd. (The)	20,100	228,483
Eighteenth Bank Ltd. (The)	67,000	181,923
Gunma Bank Ltd. (The)	214,400	1,219,561
Hachijuni Bank Ltd. (The)	187,600	834,008
Hiroshima Bank Ltd. (The)	167,500	1,191,748
Hokkoku Bank Ltd. (The)	13,400	532,201
Hokuetsu Bank Ltd. (The)	13,400	278,003
Hokuhoku Financial Group Inc.	73,700	1,048,060
Hyakugo Bank Ltd. (The)	134,000	561,186
Hyakujushi Bank Ltd. (The)	134,000	441,548
Iyo Bank Ltd. (The)	160,800	1,105,597
Jimoto Holdings Inc.	107,200	180,566
Juroku Bank Ltd. (The)	20,100	531,523
Kansai Mirai Financial Group Inc.(b)	53,674	415,480
Keiyo Bank Ltd. (The)	134,000	600,653
Kiyo Bank Ltd. (The)	40,200	673,793
Kyushu Financial Group Inc.	194,300	931,753
Miyazaki Bank Ltd. (The)	6,700	214,299
Musashino Bank Ltd. (The)	20,100	641,972
Nanto Bank Ltd. (The)	20,100	522,828
Nishi-Nippon Financial Holdings Inc.	93,800	1,093,017
North Pacific Bank Ltd.	180,900	601,085
Ogaki Kyoritsu Bank Ltd. (The)	20,100	521,163
Oita Bank Ltd. (The)	6,700	238,966
San ju San Financial Group Inc.(b)	6,700	141,838
San-in Godo Bank Ltd. (The)	93,800	866,816
Senshu Ikeda Holdings Inc.	160,800	569,819
Shiga Bank Ltd. (The)	134,000	706,724
Shikoku Bank Ltd. (The)	26,800	347,565
Tochigi Bank Ltd. (The)	60,300	217,567
Toho Bank Ltd. (The)	134,000	498,283
Tokyo Kiraboshi Financial Group Inc.	13,430	305,820
TOMONY Holdings Inc.	93,800	407,507
Towa Bank Ltd. (The)	20,100	230,703
Tsukuba Bank Ltd.	41,700	113,610
Yamagata Bank Ltd. (The)	13,400	294,653
Yamanashi Chuo Bank Ltd. (The)	67,000	273,809
		26,343,074
Beverages — 0.7%
Ito En Ltd.	33,500	1,379,838
Sapporo Holdings Ltd.	40,200	1,036,035
Takara Holdings Inc.	107,200	1,277,776
		3,693,649
Biotechnology — 0.8%
GNI Group Ltd.(a)(b)	67,000	281,826
HEALIOS KK(a)(b)	6,700	102,062
Japan Tissue Engineering Co. Ltd.(b)	13,400	166,259
NanoCarrier Co. Ltd.(b)	26,600	143,473
PeptiDream Inc.(a)(b)	60,300	2,625,238
SanBio Co. Ltd.(b)	13,400	364,462
Takara Bio Inc.	33,500	782,885
		4,466,205

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products — 1.6%
Aica Kogyo Co. Ltd.	33,500	$ 1,254,959
Bunka Shutter Co. Ltd.	33,500	304,952
Central Glass Co. Ltd.	26,800	596,707
Maeda Kosen Co. Ltd.	13,400	234,341
Nichias Corp.	69,000	868,811
Nichiha Corp.	20,100	803,852
Nippon Sheet Glass Co. Ltd.	60,300	607,745
Nitto Boseki Co. Ltd.	13,600	312,570
Noritz Corp.	20,100	350,957
Okabe Co. Ltd.	26,800	239,521
Sankyo Tateyama Inc.	20,100	285,465
Sanwa Holdings Corp.	127,300	1,395,502
Sekisui Jushi Corp.	20,100	420,519
Sinko Industries Ltd.	13,400	245,195
Takara Standard Co. Ltd.	26,800	435,381
Takasago Thermal Engineering Co. Ltd.	33,500	606,204
		8,962,681
Capital Markets — 1.0%
Ichiyoshi Securities Co. Ltd.	26,800	317,964
Jafco Co. Ltd.	20,100	827,903
kabu.com Securities Co. Ltd.	93,800	334,985
Kyokuto Securities Co. Ltd.	13,400	180,319
M&A Capital Partners Co. Ltd.(b)	6,700	653,689
Marusan Securities Co. Ltd.	33,500	309,885
Matsui Securities Co. Ltd.	73,700	698,028
Monex Group Inc.(a)	120,600	717,084
Okasan Securities Group Inc.	67,000	337,945
SPARX Group Co. Ltd.	60,300	157,070
Tokai Tokyo Financial Holdings Inc.	140,700	932,431
Uzabase Inc.(b)	6,700	198,882
		5,666,185
Chemicals — 6.7%
Achilles Corp.	13,400	280,099
ADEKA Corp.	53,600	968,446
C.I. Takiron Corp.	6,700	42,058
Chugoku Marine Paints Ltd.	40,200	393,693
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,900	240,384
Denka Co. Ltd.	53,600	1,970,933
DIC Corp.	46,900	1,534,627
Fujimi Inc.	13,400	329,804
Fujimori Kogyo Co. Ltd.	13,400	466,216
Fuso Chemical Co. Ltd.	13,400	343,988
Hodogaya Chemical Co. Ltd.	6,700	227,558
Ishihara Sangyo Kaisha Ltd.(b)	20,100	222,192
JCU Corp.	13,400	316,484
JSP Corp.	6,700	209,057
Kanto Denka Kogyo Co. Ltd.	26,800	278,249
KH Neochem Co. Ltd.	20,100	543,733
Koatsu Gas Kogyo Co. Ltd.	20,100	177,051
Konishi Co. Ltd.	20,100	338,931
Kumiai Chemical Industry Co. Ltd.(a)	54,849	344,305
Kureha Corp.	13,400	900,364
Lintec Corp.	33,500	968,199
Nihon Nohyaku Co. Ltd.	33,500	212,449
Nihon Parkerizing Co. Ltd.	60,300	898,020
Nippon Kayaku Co. Ltd.	87,100	958,826
Nippon Shokubai Co. Ltd.	20,100	1,552,202
Nippon Soda Co. Ltd.	67,000	371,863
Nippon Valqua Industries Ltd.	6,700	204,740
Security	Shares	Value
Chemicals (continued)
NOF Corp.	41,000	$ 1,249,114
Okamoto Industries Inc.	24,000	252,934
Osaka Soda Co. Ltd.	6,700	194,565
Sakai Chemical Industry Co. Ltd.	6,700	171,747
Sakata INX Corp.	26,800	378,399
Sanyo Chemical Industries Ltd.	6,700	323,761
Sekisui Plastics Co. Ltd.	13,400	157,132
Shikoku Chemicals Corp.	20,100	281,209
Shin-Etsu Polymer Co. Ltd.	26,800	268,629
Showa Denko KK	87,100	3,771,968
Stella Chemifa Corp.(a)	6,700	219,849
Sumitomo Bakelite Co. Ltd.	134,000	1,365,346
Sumitomo Seika Chemicals Co. Ltd.	6,700	308,035
T. Hasegawa Co. Ltd.(a)	13,400	272,453
Taiyo Holdings Co. Ltd.	13,400	551,319
Takasago International Corp.	6,700	212,757
Tanaka Chemical Corp.(a)(b)	6,700	86,275
Tayca Corp.	6,700	157,625
Tenma Corp.	13,400	234,711
Toagosei Co. Ltd.	73,700	861,512
Tokai Carbon Co. Ltd.	127,300	2,616,420
Tokuyama Corp.	40,200	1,437,498
Tokyo Ohka Kogyo Co. Ltd.	20,100	764,076
Toyo Ink SC Holdings Co. Ltd.	134,000	752,359
Toyobo Co. Ltd.	53,600	892,470
Ube Industries Ltd.	67,000	1,908,647
W-Scope Corp.(a)	20,100	346,332
Zeon Corp.	100,500	1,278,393
		36,610,006
Commercial Services & Supplies — 1.6%
Aeon Delight Co. Ltd.	13,400	479,166
Bell System24 Holdings Inc.	20,100	345,222
Central Security Patrols Co. Ltd.	6,700	268,876
Daiseki Co. Ltd.	26,860	866,531
Duskin Co. Ltd.	26,800	650,729
Itoki Corp.	26,800	156,885
Kokuyo Co. Ltd.	53,600	1,006,927
Kyodo Printing Co. Ltd.	5,800	155,403
Matsuda Sangyo Co. Ltd.	13,460	211,604
Mitsubishi Pencil Co. Ltd.	26,800	556,992
Nichiban Co. Ltd.	6,700	177,668
Nippon Kanzai Co. Ltd.	13,400	271,219
Nippon Parking Development Co. Ltd.	127,300	214,422
Okamura Corp.	40,200	606,080
Oyo Corp.	13,400	179,949
Pilot Corp.	18,200	966,579
Prestige International Inc.	33,500	490,575
Relia Inc.	26,800	381,853
Sato Holdings Corp.	13,400	362,612
Toppan Forms Co. Ltd.	33,500	348,737
		8,698,029
Communications Equipment — 0.1%
Denki Kogyo Co. Ltd.	6,700	189,323
Icom Inc.	6,700	168,109
		357,432
Construction & Engineering — 4.8%
Chiyoda Corp.(a)	113,900	991,757
Chudenko Corp.	20,100	539,848
COMSYS Holdings Corp.	73,700	1,963,841

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
Dai-Dan Co. Ltd.	6,700	$ 150,410
Daiho Corp.	67,000	376,179
Fudo Tetra Corp.	120,600	206,467
Fukuda Corp.	6,700	416,264
Hazama Ando Corp.	113,900	999,095
Hibiya Engineering Ltd.	13,400	267,889
Kandenko Co. Ltd.	60,300	663,247
Kinden Corp.	87,100	1,437,437
Kumagai Gumi Co. Ltd.	20,100	678,973
Kyowa Exeo Corp.	53,600	1,406,047
Kyudenko Corp.	26,800	1,295,044
Maeda Corp.	87,100	946,800
Maeda Road Construction Co. Ltd.	40,200	798,857
Mirait Holdings Corp.	40,200	631,611
Nippo Corp.	34,100	660,689
Nippon Densetsu Kogyo Co. Ltd.	20,100	439,390
Nippon Koei Co. Ltd.	6,700	188,706
Nippon Road Co. Ltd. (The)	6,700	354,595
Nishimatsu Construction Co. Ltd.	33,700	973,979
Okumura Corp.	20,300	677,321
OSJB Holdings Corp.(a)	87,100	232,491
Penta-Ocean Construction Co. Ltd.	180,900	1,180,525
Raito Kogyo Co. Ltd.	26,800	264,682
Sanki Engineering Co. Ltd.	26,800	267,889
Shinnihon Corp.	20,100	236,438
SHO-BOND Holdings Co. Ltd.	13,400	901,597
Sumitomo Densetsu Co. Ltd.	13,400	244,208
Sumitomo Mitsui Construction Co. Ltd.	107,200	718,317
Taihei Dengyo Kaisha Ltd.	6,700	181,923
Taikisha Ltd.	13,400	421,814
Takamatsu Construction Group Co. Ltd.	6,700	187,781
Tekken Corp.	6,700	184,081
Toa Corp./Tokyo	6,700	160,400
Toda Corp.	134,000	1,181,573
Tokyu Construction Co. Ltd.	53,640	544,571
Toshiba Plant Systems & Services Corp.	33,500	748,967
Totetsu Kogyo Co. Ltd.	13,400	424,281
Toyo Construction Co. Ltd.	46,900	206,775
Toyo Engineering Corp.(a)(b)	20,100	153,555
Yahagi Construction Co. Ltd.	20,100	163,731
Yokogawa Bridge Holdings Corp.	20,100	462,701
Yurtec Corp.	20,100	164,101
		26,296,847
Construction Materials — 0.2%
Sumitomo Osaka Cement Co. Ltd.	268,000	1,260,509
Consumer Finance — 0.5%
Aiful Corp.(b)	214,400	710,424
Hitachi Capital Corp.	33,500	869,838
J Trust Co. Ltd.(a)	46,900	370,382
Jaccs Co. Ltd.	13,400	303,533
Orient Corp.(a)	294,800	409,727
		2,663,904
Containers & Packaging — 0.6%
FP Corp.	13,400	778,259
Fuji Seal International Inc.	26,800	1,057,002
Pack Corp. (The)	6,700	234,033
Rengo Co. Ltd.	120,600	1,072,296
		3,141,590
Security	Shares	Value
Distributors — 0.5%
Arata Corp.	6,700	$ 418,731
Canon Marketing Japan Inc.	33,500	719,674
Doshisha Co. Ltd.	13,400	306,987
PALTAC Corp.	20,100	1,189,590
		2,634,982
Diversified Consumer Services — 0.0%
Meiko Network Japan Co. Ltd.	13,400	157,625
Diversified Financial Services — 0.9%
Financial Products Group Co. Ltd.	46,900	630,686
Fuyo General Lease Co. Ltd.	13,400	969,433
IBJ Leasing Co. Ltd.	20,100	568,894
Japan Investment Adviser Co. Ltd.	6,700	339,795
Japan Securities Finance Co. Ltd.	60,300	359,097
Ricoh Leasing Co. Ltd.	6,700	223,857
Zenkoku Hosho Co. Ltd.	33,500	1,615,721
		4,707,483
Electric Utilities — 0.7%
Hokkaido Electric Power Co. Inc.(a)	120,600	821,428
Hokuriku Electric Power Co.(b)	107,200	1,079,449
Okinawa Electric Power Co. Inc. (The)	25,912	590,768
Shikoku Electric Power Co. Inc.	93,800	1,228,565
		3,720,210
Electrical Equipment — 1.7%
Chiyoda Integre Co. Ltd.	6,700	146,155
Cosel Co. Ltd.	13,400	170,699
Daihen Corp.	67,000	476,699
Denyo Co. Ltd.	13,400	241,865
FDK Corp.(a)(b)	67,000	128,888
Fujikura Ltd.	167,500	1,143,955
Furukawa Electric Co. Ltd.	46,900	1,817,378
Futaba Corp.	20,100	365,942
GS Yuasa Corp.	201,000	954,632
Idec Corp./Japan	20,100	507,102
Nippon Carbon Co. Ltd.	6,700	394,680
Nissin Electric Co. Ltd.	33,500	316,052
Nitto Kogyo Corp.	13,400	253,952
Sanyo Denki Co. Ltd.	6,700	561,185
Sinfonia Technology Co. Ltd.(a)	67,000	262,709
Tatsuta Electric Wire and Cable Co. Ltd.	26,800	149,485
Toyo Tanso Co. Ltd.	6,700	230,641
Ushio Inc.	73,700	949,699
		9,071,718
Electronic Equipment, Instruments & Components — 4.5%
Ai Holdings Corp.	26,800	635,435
Amano Corp.	33,500	836,845
Anritsu Corp.	93,800	1,259,646
Azbil Corp.	40,200	1,972,166
Canon Electronics Inc.	13,400	293,050
Citizen Watch Co. Ltd.	187,600	1,251,875
CMK Corp.	26,800	170,699
CONEXIO Corp.	6,700	130,244
Daiwabo Holdings Co. Ltd.	13,400	752,359
Dexerials Corp.	33,500	335,786
Elematec Corp.	6,700	157,872
Enplas Corp.	6,700	197,340
ESPEC Corp.	6,700	147,388
Hioki E.E. Corp.	8,100	319,467
Hochiki Corp.	6,700	137,336

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Horiba Ltd.	26,800	$ 2,234,875
Hosiden Corp.	33,500	323,144
Ibiden Co. Ltd.	73,700	1,148,457
Iriso Electronics Co. Ltd.	13,400	833,761
Japan Aviation Electronics Industry Ltd.	24,000	400,939
Japan Cash Machine Co. Ltd.	13,400	145,045
Japan Display Inc.(b)	381,900	435,875
Kaga Electronics Co. Ltd.	13,400	343,741
Koa Corp.(a)	13,400	281,333
Macnica Fuji Electronics Holdings Inc.	26,800	449,442
Maruwa Co. Ltd./Aichi	6,700	536,518
Nichicon Corp.	33,500	417,806
Nippon Ceramic Co. Ltd.	13,400	331,408
Nippon Chemi-Con Corp.	6,700	253,458
Nippon Signal Co. Ltd.	33,500	310,194
Nissha Co. Ltd.(a)	26,800	548,112
Nohmi Bosai Ltd.	13,400	326,474
Ohara Inc.	6,700	135,548
Oki Electric Industry Co. Ltd.	53,600	613,234
Optex Group Co. Ltd.	20,100	564,269
Osaki Electric Co. Ltd.	13,400	102,987
Riken Keiki Co. Ltd.	6,700	164,964
Ryosan Co. Ltd.	13,600	497,584
Ryoyo Electro Corp.	13,400	222,254
Sanshin Electronics Co. Ltd.	6,700	132,526
SIIX Corp.(a)	20,100	386,478
Taiyo Yuden Co. Ltd.	73,700	1,663,329
Tamura Corp.	40,200	294,530
Topcon Corp.(a)	67,000	1,168,622
UKC Holdings Corp.	6,700	136,720
V Technology Co. Ltd.	2,500	571,586
		24,572,721
Energy Equipment & Services — 0.2%
Japan Drilling Co. Ltd.(b)	6,700	107,797
Modec Inc.	13,400	364,709
Shinko Plantech Co. Ltd.	26,800	238,534
Toyo Kanetsu KK	6,700	234,033
		945,073
Equity Real Estate Investment Trusts (REITs) — 7.3%
Activia Properties Inc.	402	1,792,710
Advance Residence Investment Corp.	871	2,284,025
AEON REIT Investment Corp.	938	1,061,936
Comforia Residential REIT Inc.	335	797,068
Daiwa Office Investment Corp.	201	1,178,490
Frontier Real Estate Investment Corp.	335	1,384,463
Fukuoka REIT Corp.	469	753,284
Global One Real Estate Investment Corp.	536	543,672
GLP J-REIT	1,876	2,099,697
Hankyu REIT Inc.	335	423,973
Heiwa Real Estate REIT Inc.	603	588,320
Hoshino Resorts REIT Inc.	134	685,756
Hulic Reit Inc.	603	949,637
Ichigo Office REIT Investment	871	675,026
Industrial & Infrastructure Fund Investment Corp.	871	974,859
Invesco Office J-Reit Inc.	5,427	738,286
Invincible Investment Corp.	3,149	1,449,215
Japan Excellent Inc.	804	1,073,036
Japan Hotel REIT Investment Corp.	2,613	1,952,926
Japan Logistics Fund Inc.	536	1,108,064
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Japan Rental Housing Investments Inc.	1,072	$ 862,376
Kenedix Office Investment Corp.	272	1,689,907
Kenedix Residential Next Investment Corp.	469	689,827
Kenedix Retail REIT Corp.	335	746,500
LaSalle Logiport REIT	737	751,619
MCUBS MidCity Investment Corp.	1,005	778,876
Mitsubishi Estate Logistics REIT Investment Corp.	206	504,927
Mitsui Fudosan Logistics Park Inc.	134	421,197
Mori Hills REIT Investment Corp.	1,005	1,295,043
Mori Trust Hotel Reit Inc.	201	267,704
Mori Trust Sogo REIT Inc.	670	997,183
Nippon Accommodations Fund Inc.	335	1,512,426
NIPPON REIT Investment Corp.	268	816,494
Orix JREIT Inc.	1,675	2,650,214
Premier Investment Corp.	871	863,424
Sekisui House Reit Inc.	2,308	1,516,786
Tokyu REIT Inc.	603	828,643
		39,707,589
Food & Staples Retailing — 3.5%
Ain Holdings Inc.(a)	14,400	1,020,572
Arcs Co. Ltd.	26,800	728,678
Axial Retailing Inc.	6,700	253,150
Belc Co. Ltd.	6,700	350,895
Cawachi Ltd.	6,700	150,225
Cocokara fine Inc.	13,400	996,567
Cosmos Pharmaceutical Corp.	6,700	1,446,749
Create SD Holdings Co. Ltd.	20,100	600,345
Daikokutenbussan Co. Ltd.	6,700	343,495
Genky DrugStores Co. Ltd.(b)	6,700	273,809
Heiwado Co. Ltd.	20,100	487,306
Kansai Super Market Ltd.	6,700	75,421
Kato Sangyo Co. Ltd.	13,400	468,066
Kobe Bussan Co. Ltd.	6,700	326,844
Kusuri no Aoki Holdings Co. Ltd.	7,800	572,912
Life Corp.	6,700	169,281
Matsumotokiyoshi Holdings Co. Ltd.	53,600	2,595,021
Ministop Co. Ltd.	13,400	276,646
Mitsubishi Shokuhin Co. Ltd.	6,700	179,949
Qol Co. Ltd.	13,400	287,006
Retail Partners Co. Ltd.	17,000	287,597
San-A Co. Ltd.	13,400	682,056
Shoei Foods Corp.	6,700	287,068
Sogo Medical Co. Ltd.	13,400	294,160
Sugi Holdings Co. Ltd.	26,800	1,610,787
United Super Markets Holdings Inc.	33,500	440,007
Valor Holdings Co. Ltd.	26,800	648,755
Welcia Holdings Co. Ltd.	33,500	1,813,061
Yakuodo Co. Ltd.	6,700	245,133
Yaoko Co. Ltd.	13,400	714,124
Yokohama Reito Co. Ltd.	33,500	329,311
		18,954,996
Food Products — 4.6%
Ariake Japan Co. Ltd.(a)	13,400	1,165,539
Chubu Shiryo Co. Ltd.	13,400	252,719
DyDo Group Holdings Inc.	6,700	384,196
Ezaki Glico Co. Ltd.	26,800	1,393,713
Feed One Co. Ltd.	53,600	125,311
Fuji Oil Holdings Inc.	33,500	1,217,958
Fujicco Co. Ltd.	13,400	328,941

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Fujiya Co. Ltd.	6,700	$ 162,744
Hokuto Corp.	13,400	250,745
House Foods Group Inc.	40,200	1,476,350
Itoham Yonekyu Holdings Inc.	93,800	888,400
J-Oil Mills Inc.	6,700	245,133
Kagome Co. Ltd.	53,600	1,864,863
Kameda Seika Co. Ltd.	6,700	362,612
Kenko Mayonnaise Co. Ltd.(a)	6,700	258,392
Kewpie Corp.	60,300	1,460,254
KEY Coffee Inc.	13,400	267,889
Kotobuki Spirits Co. Ltd.	13,400	719,057
Marudai Food Co. Ltd.	67,000	308,960
Maruha Nichiro Corp.	26,800	1,024,934
Megmilk Snow Brand Co. Ltd.	33,500	928,115
Mitsui Sugar Co. Ltd.	13,400	450,798
Morinaga & Co. Ltd./Japan	26,800	1,332,045
Morinaga Milk Industry Co. Ltd.	26,800	1,054,535
Nichirei Corp.	73,900	2,007,261
Nippon Beet Sugar Manufacturing Co. Ltd.	13,400	278,126
Nippon Flour Mills Co. Ltd.	33,500	559,335
Nippon Suisan Kaisha Ltd.	187,600	920,344
Nisshin OilliO Group Ltd. (The)	13,400	383,580
Prima Meat Packers Ltd.	67,000	402,697
Riken Vitamin Co. Ltd.	6,700	266,409
Rock Field Co. Ltd.	20,100	360,947
Rokko Butter Co. Ltd.	6,700	145,785
S Foods Inc.	6,700	276,893
Sakata Seed Corp.	20,100	756,675
Showa Sangyo Co. Ltd.	13,400	355,089
Warabeya Nichiyo Holdings Co. Ltd.	13,400	339,425
		24,976,769
Gas Utilities — 0.4%
K&O Energy Group Inc.	13,400	222,131
Nippon Gas Co. Ltd.(a)	26,800	1,401,113
Shizuoka Gas Co. Ltd.	33,500	320,061
		1,943,305
Health Care Equipment & Supplies — 1.9%
Asahi Intecc Co. Ltd.	60,700	2,184,518
Eiken Chemical Co. Ltd.	20,100	455,300
Fukuda Denshi Co. Ltd.	6,700	498,900
Hogy Medical Co. Ltd.	13,400	609,904
JEOL Ltd.	67,000	699,940
Mani Inc.	13,400	627,788
Menicon Co. Ltd.	13,400	355,582
Nagaileben Co. Ltd.	13,400	351,758
Nakanishi Inc.	40,200	851,029
Nihon Kohden Corp.	53,600	1,489,917
Nikkiso Co. Ltd.	40,200	435,135
Nipro Corp.	93,800	1,141,365
Paramount Bed Holdings Co. Ltd.	13,400	611,137
		10,312,273
Health Care Providers & Services — 1.1%
AS ONE Corp.	6,700	472,383
BML Inc.	13,400	336,095
Japan Lifeline Co. Ltd.(a)	33,500	857,812
Miraca Holdings Inc.	33,500	1,091,537
NichiiGakkan Co. Ltd.	26,800	291,076
Ship Healthcare Holdings Inc.	26,800	979,300
Solasto Corp.	6,700	224,783
Security	Shares	Value
Health Care Providers & Services (continued)
Toho Holdings Co. Ltd.	33,500	$ 824,203
Tokai Corp./Gifu	13,400	278,989
Tsukui Corp.	40,200	312,290
Vital KSK Holdings Inc.	26,800	272,822
		5,941,290
Health Care Technology — 0.0%
Medical Data Vision Co. Ltd.(b)	11,600	155,243
Hotels, Restaurants & Leisure — 4.0%
Aeon Fantasy Co. Ltd.	6,700	434,765
Arcland Service Holdings Co. Ltd.	6,700	150,163
Atom Corp.	60,300	589,430
BRONCO BILLY Co. Ltd.	6,700	261,167
Colowide Co. Ltd.	40,200	1,128,538
Create Restaurants Holdings Inc.	33,500	444,015
Doutor Nichires Holdings Co. Ltd.	20,100	411,084
Fuji Kyuko Co. Ltd.(a)	13,400	394,063
Fujita Kanko Inc.(a)	6,700	209,057
Hiday Hidaka Corp.	13,459	324,691
HIS Co. Ltd.	26,800	927,498
Ichibanya Co. Ltd.	6,700	289,226
Kappa Create Co. Ltd.	20,100	263,079
Kisoji Co. Ltd.	13,400	356,569
KNT-CT Holdings Co. Ltd.(b)	6,700	94,230
Komeda Holdings Co. Ltd.	26,800	527,884
Koshidaka Holdings Co. Ltd.	28,400	451,702
Kura Corp.(a)	6,700	509,384
Kyoritsu Maintenance Co. Ltd.	20,180	1,045,731
Matsuya Foods Co. Ltd.	6,700	230,333
Monogatari Corp. (The)	900	93,525
MOS Food Services Inc.	20,100	604,045
Ohsho Food Service Corp.	6,700	368,779
Pepper Food Service Co. Ltd.(a)	6,700	316,361
Plenus Co. Ltd.	13,400	228,544
Resorttrust Inc.	53,600	987,686
Ringer Hut Co. Ltd.	13,400	323,761
Round One Corp.	46,900	829,691
Royal Holdings Co. Ltd.	20,100	547,988
Saizeriya Co. Ltd.	20,100	464,736
Skylark Co. Ltd.(a)	120,600	1,813,801
St. Marc Holdings Co. Ltd.	13,400	348,428
Sushiro Global Holdings Ltd.	13,400	831,295
TKP Corp.(b)	6,300	313,130
Tokyo Dome Corp.	60,300	582,214
Tokyotokeiba Co. Ltd.	13,400	585,236
Toridoll Holdings Corp.	13,400	404,547
Tosho Co. Ltd.(a)	13,400	495,817
WATAMI Co. Ltd.(a)	13,400	167,369
Yoshinoya Holdings Co. Ltd.	40,200	788,866
Zensho Holdings Co. Ltd.	60,300	1,507,986
		21,646,414
Household Durables — 1.9%
Alpine Electronics Inc.	26,800	512,837
Chofu Seisakusho Co. Ltd.	13,400	307,974
Clarion Co. Ltd.	67,000	175,139
Cleanup Corp.	13,400	111,251
ES-Con Japan Ltd.	20,100	124,509
Foster Electric Co. Ltd.	13,400	205,850
France Bed Holdings Co. Ltd.	20,100	182,971
Fujitsu General Ltd.	40,200	627,171

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Funai Electric Co. Ltd.(b)	13,300	$ 81,285
Haseko Corp.	180,900	2,754,003
Hinokiya Group Co. Ltd.	6,700	182,725
JVC Kenwood Corp.	87,100	289,411
LEC Inc.	8,600	331,667
Misawa Homes Co. Ltd.	13,400	119,514
Pioneer Corp.(a)(b)	214,400	305,877
Pressance Corp.	26,800	433,901
Sangetsu Corp.	33,500	704,257
Starts Corp. Inc.	20,100	516,167
Sumitomo Forestry Co. Ltd.	87,100	1,334,820
Tamron Co. Ltd.	13,400	260,489
Token Corp.	6,720	642,032
Zojirushi Corp.	26,800	405,780
		10,609,630
Household Products — 0.8%
Earth Corp.	6,700	350,279
Pigeon Corp.	73,700	3,629,205
S.T. Corp.	6,700	165,087
		4,144,571
Independent Power and Renewable Electricity Producers — 0.0%
eRex Co. Ltd.(a)	20,100	196,662
Industrial Conglomerates — 0.4%
Katakura Industries Co. Ltd.(a)	13,400	162,806
Nisshinbo Holdings Inc.	93,800	1,139,638
TOKAI Holdings Corp.	60,300	621,066
		1,923,510
Insurance — 0.1%
Anicom Holdings Inc.(a)	13,400	510,617
Internet & Direct Marketing Retail — 0.2%
ASKUL Corp.(a)	13,400	392,213
Belluna Co. Ltd.	33,500	432,915
Open Door Inc.(b)	6,700	132,218
Yume No Machi Souzou Iinkai Co. Ltd.(a)	13,400	255,185
		1,212,531
Internet Software & Services — 1.2%
Ateam Inc.	6,700	139,988
COOKPAD Inc.(a)	40,200	218,307
Dip Corp.	20,100	496,372
F@N Communications Inc.	26,800	181,799
GMO Internet Inc.	46,900	1,257,919
Gree Inc.	73,700	420,581
Gurunavi Inc.	20,100	171,131
Infomart Corp.	60,300	622,176
Internet Initiative Japan Inc.	20,100	408,864
Istyle Inc.(a)	26,800	296,257
Mixi Inc.	26,800	841,162
Rakus Co. Ltd.	13,400	222,747
SMS Co. Ltd.	20,100	755,750
UNITED Inc./Japan(a)	6,700	224,474
ZIGExN Co. Ltd.(a)(b)	33,500	288,301
		6,545,828
IT Services — 2.5%
Comture Corp.	6,700	207,207
Digital Garage Inc.	20,100	843,628
DTS Corp.	13,400	535,901
Future Corp.	13,400	178,223
Security	Shares	Value
IT Services (continued)
GMO Payment Gateway Inc.	13,474	$ 1,441,096
Hearts United Group Co. Ltd.	6,700	99,903
Ines Corp.	20,100	198,882
Infocom Corp.	6,700	163,360
Information Services International-Dentsu Ltd.	6,700	208,132
Itochu Techno-Solutions Corp.	67,000	1,217,957
Kanematsu Electronics Ltd.	6,700	220,466
NEC Networks & System Integration Corp.	13,400	306,370
NET One Systems Co. Ltd.	53,600	876,683
Nihon Unisys Ltd.	46,900	1,179,785
NS Solutions Corp.	26,800	730,898
Remixpoint Inc.	16,100	247,476
SCSK Corp.	33,556	1,544,296
SHIFT Inc.(b)	6,700	296,627
TIS Inc.	46,948	2,212,469
TKC Corp.	13,400	537,135
Transcosmos Inc.	20,100	478,426
		13,724,920
Leisure Products — 0.6%
Fields Corp.	13,400	114,827
Heiwa Corp.	33,516	770,919
Mars Engineering Corp.	6,700	166,197
Mizuno Corp.	13,400	489,033
Tomy Co. Ltd.	53,600	476,576
Universal Entertainment Corp.(a)(b)	13,400	695,624
Yonex Co. Ltd.(a)	40,200	297,490
		3,010,666
Life Sciences Tools & Services — 0.1%
CMIC Holdings Co. Ltd.	6,700	134,870
EPS Holdings Inc.	20,100	399,243
Linical Co. Ltd.	6,700	131,416
		665,529
Machinery — 6.2%
Aichi Corp.	20,100	133,019
Aida Engineering Ltd.	33,500	401,772
Anest Iwata Corp.	26,800	270,849
Asahi Diamond Industrial Co. Ltd.	33,500	268,259
Bando Chemical Industries Ltd.	26,800	320,924
CKD Corp.	33,500	697,782
Daiwa Industries Ltd.	20,100	235,328
DMG Mori Co. Ltd.	67,000	1,128,538
Ebara Corp.	67,000	2,315,661
Fuji Corp./Aichi	40,200	824,018
Fujitec Co. Ltd.	40,200	534,298
Fukushima Industries Corp.	6,700	296,935
Furukawa Co. Ltd.	20,100	296,195
Giken Ltd.(a)	6,700	159,722
Glory Ltd.	33,500	994,408
Harmonic Drive Systems Inc.(a)	20,100	962,032
Hirata Corp.(a)	6,700	491,500
Hisaka Works Ltd.	6,700	66,725
Hitachi Zosen Corp.	107,200	550,578
Hosokawa Micron Corp.	6,700	421,197
Iseki & Co. Ltd.	13,400	244,208
Japan Steel Works Ltd. (The)	40,200	1,135,938
Kitz Corp.	53,600	480,029
Komori Corp.	33,500	415,956
Kyokuto Kaihatsu Kogyo Co. Ltd.	20,100	313,955
Makino Milling Machine Co. Ltd.	67,000	599,420

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Max Co. Ltd.	13,400	$ 176,989
Meidensha Corp.	134,000	503,217
METAWATER Co. Ltd.	6,700	180,936
Mitsubishi Logisnext Co. Ltd.	20,100	215,162
Mitsuboshi Belting Ltd.	13,000	157,826
Mitsui E&S Holdings Co. Ltd.(b)	46,900	628,528
Miura Co. Ltd.	60,300	1,605,114
Morita Holdings Corp.	20,100	405,719
Nachi-Fujikoshi Corp.	6,700	321,911
Namura Shipbuilding Co. Ltd.	33,500	160,339
Nippon Sharyo Ltd.(b)	67,000	166,506
Nippon Thompson Co. Ltd.	40,200	317,101
Nissei ASB Machine Co. Ltd.	6,700	320,061
Nitta Corp.	13,400	513,701
Nitto Kohki Co. Ltd.	6,700	164,902
Nittoku Engineering Co. Ltd.	6,700	216,766
Noritake Co. Ltd./Nagoya Japan	6,700	336,711
NTN Corp.	268,000	1,144,572
Obara Group Inc.(a)	7,000	408,486
Oiles Corp.	13,496	288,814
OKUMA Corp.	13,400	785,660
OSG Corp.	46,900	982,938
Rheon Automatic Machinery Co. Ltd.	13,400	275,906
Ryobi Ltd.	13,400	406,397
Shibuya Corp.	6,700	225,399
Shima Seiki Manufacturing Ltd.	13,400	762,226
Shinmaywa Industries Ltd.	53,600	621,621
Sintokogio Ltd.	26,800	255,062
Sodick Co. Ltd.	26,800	273,809
Star Micronics Co. Ltd.	26,800	450,922
Tadano Ltd.	67,000	924,414
Takeuchi Manufacturing Co. Ltd.	20,100	461,405
Takuma Co. Ltd.	46,900	543,055
Teikoku Sen-I Co. Ltd.(a)	13,400	286,143
Tocalo Co. Ltd.	34,300	418,312
Toshiba Machine Co. Ltd.	67,000	375,563
Tsubaki Nakashima Co. Ltd.	26,800	671,449
Tsubakimoto Chain Co.	67,000	524,801
Tsugami Corp.	24,000	250,725
Tsukishima Kikai Co. Ltd.	20,100	334,676
Tsurumi Manufacturing Co. Ltd.	13,400	237,918
Union Tool Co.	6,700	236,808
YAMABIKO Corp.	20,100	265,669
Yamashin-Filter Corp.	20,100	228,853
Yushin Precision Equipment Co. Ltd.	13,400	170,329
		33,762,667
Marine — 0.3%
Iino Kaiun Kaisha Ltd.	60,300	276,399
Kawasaki Kisen Kaisha Ltd.(a)(b)	53,600	1,105,104
NS United Kaiun Kaisha Ltd.	6,700	128,518
		1,510,021
Media — 1.4%
Amuse Inc.	6,700	190,556
Avex Inc.	20,100	280,469
D.A. Consortium Holdings Inc.	13,400	343,742
Daiichikosho Co. Ltd.	26,800	1,253,109
Kadokawa Dwango(b)	33,508	354,372
Lifull Co. Ltd.	33,500	239,891
Macromill Inc.	20,100	473,246
Security	Shares	Value
Media (continued)
Proto Corp.	6,700	$ 99,903
Septeni Holdings Co. Ltd.(a)	53,600	122,351
Shochiku Co. Ltd.	6,700	949,082
SKY Perfect JSAT Holdings Inc.	87,100	393,632
Toei Animation Co. Ltd.	6,900	224,506
Toei Co. Ltd.	6,700	727,074
Tokyo Broadcasting System Holdings Inc.	26,800	569,079
TV Asahi Holdings Corp.	13,400	287,870
Vector Inc.(a)	20,100	408,309
Zenrin Co. Ltd.	20,100	476,576
		7,393,767
Metals & Mining — 2.1%
Aichi Steel Corp.	6,700	269,492
Asahi Holdings Inc.	20,100	370,567
Daido Steel Co. Ltd.	20,100	947,232
Dowa Holdings Co. Ltd.	33,700	1,068,586
Godo Steel Ltd.(a)	6,700	141,283
Kyoei Steel Ltd.(a)	13,400	256,419
Mitsubishi Steel Manufacturing Co. Ltd.	6,700	139,865
Mitsui Mining & Smelting Co. Ltd.	40,200	1,764,959
Nakayama Steel Works Ltd.	6,700	42,243
Neturen Co. Ltd.	20,100	183,341
Nippon Denko Co. Ltd.	73,700	221,822
Nippon Light Metal Holdings Co. Ltd.	395,300	924,168
Nisshin Steel Co. Ltd.	33,500	491,808
Nittetsu Mining Co. Ltd.	6,700	331,778
Osaka Steel Co. Ltd.	6,700	135,055
OSAKA Titanium Technologies Co. Ltd.	13,400	234,711
Pacific Metals Co. Ltd.(b)	6,700	224,474
Sanyo Special Steel Co. Ltd.	13,400	345,222
Toho Titanium Co. Ltd.	20,100	214,052
Toho Zinc Co. Ltd.	6,700	264,251
Tokyo Steel Manufacturing Co. Ltd.	67,000	545,768
Topy Industries Ltd.	6,700	193,331
Toyo Kohan Co. Ltd.	33,500	220,774
UACJ Corp.(a)	20,114	458,580
Yamato Kogyo Co. Ltd.	26,800	836,228
Yodogawa Steel Works Ltd.	13,400	344,852
		11,170,861
Multiline Retail — 0.9%
Fuji Co. Ltd./Ehime	13,400	284,170
H2O Retailing Corp.	53,635	912,306
Izumi Co. Ltd.	26,800	1,665,056
Kintetsu Department Store Co. Ltd.(b)	6,700	246,058
Matsuya Co. Ltd.	20,100	275,844
Parco Co. Ltd.	13,400	161,079
Seria Co. Ltd.	26,800	1,297,510
		4,842,023
Oil, Gas & Consumable Fuels — 0.5%
Cosmo Energy Holdings Co. Ltd.	40,200	1,370,896
ITOCHU Enex Co. Ltd.	33,500	339,795
Japan Petroleum Exploration Co. Ltd.	20,100	513,392
San-Ai Oil Co. Ltd.	33,500	480,091
		2,704,174
Paper & Forest Products — 0.5%
Daiken Corp.	6,700	157,317
Daio Paper Corp.(a)	46,900	673,423
Hokuetsu Kishu Paper Co. Ltd.	80,400	436,615
Nippon Paper Industries Co. Ltd.	60,300	1,017,349

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Paper & Forest Products (continued)
Tokushu Tokai Paper Co. Ltd.	6,700	$ 261,475
		2,546,179
Personal Products — 1.1%
Ci:z Holdings Co. Ltd.	20,100	1,145,188
Euglena Co. Ltd.(a)(b)	46,900	382,901
Fancl Corp.	26,800	1,240,775
Kitanotatsujin Corp.	40,200	314,511
Mandom Corp.	26,800	875,696
Milbon Co. Ltd.	13,400	649,989
Noevir Holdings Co. Ltd.	13,400	996,567
YA-MAN Ltd.(a)	20,100	482,126
		6,087,753
Pharmaceuticals — 2.4%
ASKA Pharmaceutical Co. Ltd.	13,400	158,242
Fuji Pharma Co. Ltd.	6,700	246,983
JCR Pharmaceuticals Co. Ltd.	6,700	427,364
Kaken Pharmaceutical Co. Ltd.	20,100	1,115,588
Kissei Pharmaceutical Co. Ltd.	20,100	545,398
KYORIN Holdings Inc.	26,800	559,952
Mochida Pharmaceutical Co. Ltd.	6,700	477,316
Nichi-Iko Pharmaceutical Co. Ltd.(a)	26,850	412,963
Nippon Shinyaku Co. Ltd.	33,500	2,408,164
Rohto Pharmaceutical Co. Ltd.	60,300	1,950,891
Sawai Pharmaceutical Co. Ltd.	26,800	1,180,340
Seikagaku Corp.	26,800	380,619
Sosei Group Corp.(a)(b)	13,400	899,130
Torii Pharmaceutical Co. Ltd.	6,700	173,351
Towa Pharmaceutical Co. Ltd.	6,700	420,581
Tsumura & Co.	40,200	1,467,099
ZERIA Pharmaceutical Co. Ltd.	20,100	415,154
		13,239,135
Professional Services — 2.1%
Altech Corp.	6,700	143,935
BayCurrent Consulting Inc.	6,700	259,317
Benefit One Inc.(a)	20,100	547,433
en-japan Inc.	13,400	662,322
FULLCAST Holdings Co. Ltd.	13,400	348,058
Funai Soken Holdings Inc.	26,800	653,935
JAC Recruitment Co. Ltd.	6,700	133,575
Link And Motivation Inc.(a)	20,100	265,854
Meitec Corp.	13,600	628,395
Nihon M&A Center Inc.	93,800	3,090,837
Nomura Co. Ltd.	26,800	579,439
Outsourcing Inc.	46,900	900,919
Pasona Group Inc.	13,400	208,934
Tanseisha Co. Ltd.	26,800	344,112
TechnoPro Holdings Inc.	20,100	1,304,294
Trust Tech Inc.	6,700	201,657
UT Group Co. Ltd.(b)	13,400	483,483
WDB Holdings Co. Ltd.	6,700	187,781
World Holdings Co. Ltd.	6,700	231,566
YAMADA Consulting Group Co. Ltd.	6,700	186,548
Yumeshin Holdings Co. Ltd.	26,800	265,176
		11,627,570
Real Estate Management & Development — 2.1%
Daibiru Corp.	33,500	358,912
Daikyo Inc.(a)	20,100	478,611
Goldcrest Co. Ltd.	13,400	240,508
Heiwa Real Estate Co. Ltd.	26,800	556,745
Security	Shares	Value
Real Estate Management & Development (continued)
Ichigo Inc.	154,100	$ 727,630
Japan Asset Marketing Co. Ltd.(b)	87,100	107,427
Katitas Co. Ltd.	13,400	492,117
Kenedix Inc.	167,500	1,080,745
Leopalace21 Corp.	160,800	1,110,037
NTT Urban Development Corp.	80,400	842,888
Open House Co. Ltd.	20,300	1,281,771
Raysum Co. Ltd.	6,700	120,624
Relo Group Inc.	73,700	1,909,573
SAMTY Co. Ltd.	6,700	130,429
Shinoken Group Co. Ltd.	6,700	208,440
Sun Frontier Fudousan Co. Ltd.	20,100	248,463
Takara Leben Co. Ltd.	53,600	207,700
Tateru Inc.	20,100	396,098
TOC Co. Ltd.	40,200	323,391
Tosei Corp.	20,100	253,644
Unizo Holdings Co. Ltd.(a)	13,400	268,876
		11,344,629
Road & Rail — 2.3%
Fukuyama Transporting Co. Ltd.	20,100	1,013,834
Hamakyorex Co. Ltd.	6,700	226,324
Hitachi Transport System Ltd.	26,800	723,991
Nankai Electric Railway Co. Ltd.	67,000	1,871,646
Nikkon Holdings Co. Ltd.	40,200	1,111,887
Nishi-Nippon Railroad Co. Ltd.	40,200	1,060,086
Sakai Moving Service Co. Ltd.(a)	6,700	387,280
Sankyu Inc.	33,700	1,854,904
Seino Holdings Co. Ltd.	93,800	1,769,893
Senko Group Holdings Co. Ltd.	67,000	537,751
Sotetsu Holdings Inc.	46,900	1,357,637
Tonami Holdings Co. Ltd.	800	56,625
Trancom Co. Ltd.	6,700	503,217
		12,475,075
Semiconductors & Semiconductor Equipment — 2.1%
Advantest Corp.	120,600	2,838,365
Ferrotec Holdings Corp.	20,100	408,309
Japan Material Co. Ltd.	40,200	653,442
Lasertec Corp.	26,800	916,397
Megachips Corp.(a)	13,400	390,980
Micronics Japan Co. Ltd.(a)	20,100	211,277
Mimasu Semiconductor Industry Co. Ltd.	6,700	114,026
Mitsui High-Tec Inc.(a)	13,400	182,786
Optorun Co. Ltd.	6,700	228,791
Sanken Electric Co. Ltd.	67,000	397,763
SCREEN Holdings Co. Ltd.	26,800	2,284,210
Shindengen Electric Manufacturing Co. Ltd.	6,700	380,496
Shinko Electric Industries Co. Ltd.	46,900	397,147
Tokyo Seimitsu Co. Ltd.	26,800	1,027,401
Ulvac Inc.	26,800	1,195,140
		11,626,530
Software — 2.0%
Akatsuki Inc.	6,700	292,618
Broadleaf Co. Ltd.	53,600	289,596
Capcom Co. Ltd.	53,600	1,262,482
COLOPL Inc.(a)	33,500	240,200
Computer Engineering & Consulting Ltd.	6,700	227,249
Digital Arts Inc.	6,700	359,529
Fuji Soft Inc.	13,400	548,852
Fukui Computer Holdings Inc.	6,700	116,801

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
GungHo Online Entertainment Inc.(a)	254,600	$ 677,246
Gunosy Inc.(a)(b)	6,700	102,863
Justsystems Corp.	20,100	434,765
KLab Inc.	20,100	306,555
Koei Tecmo Holdings Co. Ltd.	26,840	539,048
Marvelous Inc.	20,100	172,611
Miroku Jyoho Service Co. Ltd.	13,400	378,646
Money Forward Inc.	6,700	331,778
MTI Ltd.	20,100	117,479
NSD Co. Ltd.	26,800	583,386
OBIC Business Consultants Co. Ltd.	6,700	502,600
PKSHA Technology Inc.(b)	800	93,737
Square Enix Holdings Co. Ltd.	53,800	2,678,982
Systena Corp.	33,500	378,646
		10,635,669
Specialty Retail — 2.8%
Adastria Co. Ltd.(a)	13,400	191,050
Alpen Co. Ltd.	13,400	293,913
AOKI Holdings Inc.	26,800	429,461
Aoyama Trading Co. Ltd.	26,800	952,165
Arcland Sakamoto Co. Ltd.	13,400	206,220
Asahi Co. Ltd.(a)	13,400	163,176
Autobacs Seven Co. Ltd.	46,900	856,456
Bic Camera Inc.	67,000	1,060,702
Chiyoda Co. Ltd.	13,400	316,114
DCM Holdings Co. Ltd.	67,000	674,039
EDION Corp.	46,900	484,778
Geo Holdings Corp.	20,100	286,760
IDOM Inc.	40,200	270,109
JINS Inc.	8,000	447,697
Joshin Denki Co. Ltd.	13,700	489,263
Joyful Honda Co. Ltd.	20,100	694,698
Keiyo Co. Ltd.(a)	20,100	99,348
Kohnan Shoji Co. Ltd.	20,100	487,861
Komeri Co. Ltd.	20,100	513,947
K's Holdings Corp.	100,500	1,221,041
Laox Co. Ltd.(b)	20,100	80,478
LIXIL VIVA Corp.	13,600	236,837
Nextage Co. Ltd.	20,100	230,888
Nishimatsuya Chain Co. Ltd.	33,500	365,079
Nojima Corp.	20,100	496,557
PAL GROUP Holdings Co. Ltd.	6,700	171,933
PC Depot Corp.	20,140	107,703
Sac's Bar Holdings Inc.	13,400	128,394
Sanrio Co. Ltd.(a)	33,500	619,154
Shimachu Co. Ltd.	26,800	830,061
T-Gaia Corp.	13,400	376,796
Tokyo Base Co. Ltd.(b)	13,400	119,637
United Arrows Ltd.	13,400	495,817
VT Holdings Co. Ltd.	53,600	256,542
Xebio Holdings Co. Ltd.	13,400	226,324
Yellow Hat Ltd.	13,400	397,147
		15,278,145
Technology Hardware, Storage & Peripherals — 0.6%
Eizo Corp.	13,400	575,986
Elecom Co. Ltd.	6,700	173,474
Maxell Holdings Ltd.	33,500	552,552
MCJ Co. Ltd.	20,100	327,831
Melco Holdings Inc.	6,700	259,009
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Noritsu Koki Co. Ltd.	13,400	$ 238,535
Riso Kagaku Corp.	13,400	300,080
Roland DG Corp.	6,700	148,375
Toshiba TEC Corp.	67,000	405,163
Wacom Co. Ltd.	93,800	526,651
		3,507,656
Textiles, Apparel & Luxury Goods — 1.1%
Descente Ltd.	20,100	387,403
Fujibo Holdings Inc.	6,700	245,133
Goldwin Inc.(a)	6,700	555,635
Gunze Ltd.	13,400	863,363
Japan Wool Textile Co. Ltd. (The)	40,200	394,063
Kurabo Industries Ltd.	134,000	461,282
Onward Holdings Co. Ltd.	67,000	549,469
Seiko Holdings Corp.	13,400	320,554
Seiren Co. Ltd.	33,500	617,304
TSI Holdings Co. Ltd.	46,900	328,941
Unitika Ltd.(a)(b)	40,200	231,258
Wacoal Holdings Corp.	26,800	799,227
Yondoshi Holdings Inc.	13,400	346,825
		6,100,457
Thrifts & Mortgage Finance — 0.0%
Aruhi Corp.	13,400	215,224
Trading Companies & Distributors — 2.4%
Advan Co. Ltd.	6,700	60,065
Hanwa Co. Ltd.	20,100	850,104
Inaba Denki Sangyo Co. Ltd.	13,600	595,849
Inabata & Co. Ltd.	26,800	388,513
Iwatani Corp.	26,800	950,932
Japan Pulp & Paper Co. Ltd.	6,700	301,868
Kamei Corp.	13,400	196,230
Kanamoto Co. Ltd.	20,100	701,174
Kanematsu Corp.	53,600	832,281
MonotaRO Co. Ltd.(a)	40,200	1,620,654
Nagase & Co. Ltd.	67,000	1,120,521
Nippon Steel & Sumikin Bussan Corp.	6,844	354,027
Nishio Rent All Co. Ltd.	13,400	443,398
Sojitz Corp.	824,100	2,943,079
Trusco Nakayama Corp.	26,800	671,943
Wakita & Co. Ltd.	26,800	290,830
Yamazen Corp.	40,200	413,674
Yuasa Trading Co. Ltd.	13,400	453,265
		13,188,407
Transportation Infrastructure — 0.3%
Mitsubishi Logistics Corp.	33,500	711,040
Nissin Corp.	13,400	324,131
Sumitomo Warehouse Co. Ltd. (The)	67,000	430,448
		1,465,619
Total Common Stocks — 99.4% (Cost: $534,023,829)		541,225,759
Short-Term Investments
Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	23,644,092	23,648,821

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	138,186	$ 138,186
		23,787,007
Total Short-Term Investments — 4.4% (Cost: $23,784,174)		23,787,007
Total Investments in Securities — 103.8% (Cost: $557,808,003)		565,012,766
Other Assets, Less Liabilities — (3.8)%		(20,552,860)
Net Assets — 100.0%		$ 544,459,906
(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,394,924	14,249,168	23,644,092	$23,648,821	$314,950 (a)	$ (1,869)	$ 1,605
BlackRock Cash Funds: Treasury, SL Agency Shares	78,081	60,105	138,186	138,186	2,601	—	—
				$23,787,007	$317,551	$ (1,869)	$ 1,605

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	24	06/07/18	$ 3,854	$ 39,587
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Japan Small-Cap ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$541,225,759	$ —	$ —	$541,225,759
Money Market Funds	23,787,007	—	—	23,787,007
	$565,012,766	$ —	$ —	$565,012,766
Derivative financial instruments(a)
Assets
Futures Contracts	$ 39,587	$ —	$ —	$ 39,587

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI Malaysia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.9%
AirAsia Group Bhd	5,953,500	$ 4,592,273
Automobiles — 0.5%
UMW Holdings Bhd(a)(b)	1,608,100	2,585,889
Banks — 32.9%
Alliance Bank Malaysia Bhd	3,948,100	4,206,016
AMMB Holdings Bhd	6,503,337	5,800,715
CIMB Group Holdings Bhd	18,077,012	26,797,581
Hong Leong Bank Bhd	2,552,640	12,301,416
Hong Leong Financial Group Bhd	903,100	4,288,590
Malayan Banking Bhd(b)	14,904,281	36,174,712
Public Bank Bhd	11,410,280	68,404,342
RHB Bank Bhd	3,914,902	5,252,658
RHB Bank Bhd, New(a)(c)	1,621,200	4
		163,226,034
Beverages — 1.0%
Fraser & Neave Holdings Bhd	501,500	4,765,510
Chemicals — 3.8%
Petronas Chemicals Group Bhd(b)	9,414,800	19,042,497
Construction & Engineering — 2.3%
Gamuda Bhd(b)	7,700,400	6,462,145
IJM Corp. Bhd	11,383,280	4,833,604
		11,295,749
Diversified Telecommunication Services — 0.8%
Telekom Malaysia Bhd(b)	4,423,000	4,078,495
Electric Utilities — 8.9%
Tenaga Nasional Bhd(b)	12,216,412	44,200,084
Energy Equipment & Services — 2.4%
Dialog Group Bhd	14,364,254	11,729,604
Food Products — 11.1%
Felda Global Ventures Holdings Bhd(b)	6,424,400	2,534,248
Genting Plantations Bhd	947,200	2,260,904
IOI Corp. Bhd	7,417,830	8,629,285
Kuala Lumpur Kepong Bhd(b)	1,680,800	10,515,558
Nestle Malaysia Bhd	229,900	8,549,045
PPB Group Bhd	1,862,166	9,320,188
Sime Darby Plantation Bhd(b)	9,324,555	12,979,406
		54,788,634
Gas Utilities — 2.4%
Petronas Gas Bhd	2,714,700	11,991,062
Health Care Equipment & Supplies — 3.0%
Hartalega Holdings Bhd	5,193,300	7,959,580
Top Glove Corp. Bhd	2,754,900	7,101,828
		15,061,408
Health Care Providers & Services — 3.0%
IHH Healthcare Bhd(b)	9,687,700	14,604,573
Hotels, Restaurants & Leisure — 6.7%
Genting Bhd	8,331,000	18,399,369
Genting Malaysia Bhd(b)	11,650,300	14,577,511
		32,976,880
Industrial Conglomerates — 2.4%
HAP Seng Consolidated Bhd	2,445,800	6,022,321
Security	Shares	Value
Industrial Conglomerates (continued)
Sime Darby Bhd(b)	9,322,455	$ 5,715,274
		11,737,595
IT Services — 0.4%
My EG Services Bhd	8,474,600	1,895,074
Marine — 1.3%
MISC Bhd	4,436,920	6,543,900
Media — 0.4%
Astro Malaysia Holdings Bhd(b)	5,142,100	1,808,779
Metals & Mining — 1.3%
Press Metal Aluminium Holdings Bhd(b)	5,300,900	6,299,813
Multi-Utilities — 0.6%
YTL Corp. Bhd	12,839,262	3,064,648
Oil, Gas & Consumable Fuels — 1.0%
Petronas Dagangan Bhd	780,700	4,911,741
Real Estate Management & Development — 2.1%
IOI Properties Group Bhd	6,493,925	2,577,990
Sime Darby Property Bhd	11,965,555	3,457,384
SP Setia Bhd Group	5,896,700	4,563,276
		10,598,650
Tobacco — 0.9%
British American Tobacco Malaysia Bhd(b)	559,600	4,547,101
Transportation Infrastructure — 2.1%
Malaysia Airports Holdings Bhd	3,325,100	6,959,317
Westports Holdings Bhd	4,066,300	3,524,808
		10,484,125
Wireless Telecommunication Services — 7.8%
Axiata Group Bhd(b)	10,644,600	11,660,919
DiGi.Com Bhd(b)	12,196,600	13,544,968
Maxis Bhd(b)	9,164,800	13,332,711
		38,538,598
Total Common Stocks — 100.0% (Cost: $338,671,936)		495,368,716
Short-Term Investments
Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	14,249,614	14,252,464
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	150,918	150,918
		14,403,382
Total Short-Term Investments — 2.9% (Cost: $14,401,554)		14,403,382
Total Investments in Securities — 102.9% (Cost: $353,073,490)		509,772,098
Other Assets, Less Liabilities — (2.9)%		(14,134,091)
Net Assets — 100.0%		$ 495,638,007

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

iShares® MSCI Malaysia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	12,721,787	1,527,827	14,249,614	$14,252,464	$348,745 (a)	$ (3,287)	$ (806)
BlackRock Cash Funds: Treasury, SL Agency Shares	290,485	(139,567)	150,918	150,918	6,135	—	—
				$14,403,382	$354,880	$ (3,287)	$ (806)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$495,368,712	$ —	$ 4	$495,368,716
Money Market Funds	14,403,382	—	—	14,403,382
	$509,772,094	$ —	$ 4	$509,772,098

iShares® MSCI Mexico ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.5%
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	4,430,800	$ 2,280,447
Grupo Aeromexico SAB de CV(a)(b)	2,132,843	2,595,127
		4,875,574
Auto Components — 0.2%
Rassini SAB de CV	593,299	2,059,844
Banks — 13.8%
Banco del Bajio SA(c)	4,347,830	8,212,307
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Class B(b)	11,532,350	15,040,392
Grupo Financiero Banorte SAB de CV, Class O	13,380,578	71,006,845
Grupo Financiero Inbursa SAB de CV, Class O(b)	14,283,792	20,106,255
Grupo Financiero Interacciones SA de CV, Series O	836,900	3,764,135
Regional SAB de CV	1,591,700	8,838,801
		126,968,735
Beverages — 12.6%
Arca Continental SAB de CV(b)	2,711,729	16,216,932
Coca-Cola Femsa SAB de CV, Series L, NVS	2,196,747	12,828,737
Fomento Economico Mexicano SAB de CV	10,528,710	87,465,673
		116,511,342
Building Products — 0.0%
Elementia SAB de CV(a)(b)(c)	86,894	53,971
Capital Markets — 0.5%
Bolsa Mexicana de Valores SAB de CV	3,048,387	4,952,083
Chemicals — 2.0%
Mexichem SAB de CV	6,529,118	18,332,191
Construction Materials — 4.7%
Cemex SAB de CV, CPO(a)	71,055,429	42,109,761
Grupo Cementos de Chihuahua SAB de CV	150,200	788,212
		42,897,973
Consumer Finance — 1.2%
Credito Real SAB de CV SOFOM ER(b)	1,949,274	2,369,823
Gentera SAB de CV(b)	6,595,206	4,966,409
Unifin Financiera SAB de CV SOFOM ENR	1,160,548	3,284,635
		10,620,867
Diversified Telecommunication Services — 1.0%
Axtel SAB de CV, CPO(a)(b)	9,975,682	2,058,702
Telesites SAB de CV(a)(b)	9,693,346	6,829,575
		8,888,277
Equity Real Estate Investment Trusts (REITs) — 5.6%
Concentradora Fibra Danhos SA de CV	2,153,000	3,275,911
Concentradora Fibra Hotelera Mexicana SA de CV(c)	7,218,890	4,101,396
Fibra Uno Administracion SA de CV	18,299,041	25,173,023
Macquarie Mexico Real Estate Management SA de CV	5,880,400	6,026,614
PLA Administradora Industrial S. de RL de CV	5,605,800	7,958,105
Prologis Property Mexico SA de CV	2,875,400	5,004,406
		51,539,455
Food & Staples Retailing — 8.6%
Grupo Comercial Chedraui SA de CV	2,589,800	5,101,333
La Comer SAB de CV(a)(b)	4,232,555	4,115,724
Wal-Mart de Mexico SAB de CV	28,068,833	70,212,757
		79,429,814
Food Products — 4.9%
Gruma SAB de CV, Series B	1,377,515	14,396,438
Security	Shares	Value
Food Products (continued)
Grupo Bimbo SAB de CV, Series A(b)	10,194,404	$ 19,387,930
Grupo Herdez SAB de CV	1,936,670	3,815,779
Grupo Lala SAB de CV(b)	1,127,060	1,223,792
Industrias Bachoco SAB de CV, Series B	1,366,300	6,219,640
		45,043,579
Gas Utilities — 1.4%
Infraestructura Energetica Nova SAB de CV	3,125,800	13,017,138
Hotels, Restaurants & Leisure — 1.6%
Alsea SAB de CV	3,359,766	10,981,306
Hoteles City Express SAB de CV(a)(b)	3,250,900	3,945,772
		14,927,078
Household Durables — 0.3%
Consorcio ARA SAB de CV	7,975,719	2,566,590
Household Products — 1.7%
Kimberly-Clark de Mexico SAB de CV, Class A	9,634,854	15,979,133
Industrial Conglomerates — 3.0%
Alfa SAB de CV, Class A	17,673,151	18,086,093
Grupo Carso SAB de CV, Series A1	3,057,633	9,498,763
		27,584,856
Insurance — 0.5%
Qualitas Controladora SAB de CV(b)	1,653,200	4,217,178
Machinery — 0.2%
Grupo Rotoplas SAB de CV(b)	1,620,504	1,984,697
Media — 4.5%
Grupo Televisa SAB, CPO	12,027,947	40,028,246
TV Azteca SAB de CV, CPO(b)	13,694,522	1,799,714
		41,827,960
Metals & Mining — 6.4%
Grupo Mexico SAB de CV, Class B	15,664,686	38,761,730
Industrias CH SAB de CV, Series B(a)	1,129,783	4,899,656
Industrias Penoles SAB de CV	879,023	14,797,089
Minera Frisco SAB de CV, Series A1(a)(b)	83,665	31,397
		58,489,872
Mortgage Real Estate Investment — 0.2%
Concentradora Hipotecaria SAPI de CV(b)	2,763,000	2,072,347
Multiline Retail — 0.8%
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	1,248,865	7,058,580
Pharmaceuticals — 0.5%
Genomma Lab Internacional SAB de CV, Class B(a)(b)	5,841,093	4,932,665
Real Estate Management & Development — 0.8%
Corp Inmobiliaria Vesta SAB de CV	3,982,849	4,989,408
Grupo GICSA SA de CV(a)(b)	4,768,766	2,173,210
		7,162,618
Transportation Infrastructure — 6.6%
Grupo Aeroportuario del Centro Norte SAB de CV	1,773,592	8,453,019
Grupo Aeroportuario del Pacifico SAB de CV, Series B	2,227,649	18,916,605
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,282,550	20,294,032
Promotora y Operadora de Infraestructura SAB de CV	1,472,460	13,192,425
		60,856,081

iShares® MSCI Mexico ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Wireless Telecommunication Services — 15.6%
America Movil SAB de CV, Series L, NVS	186,201,818	$ 144,216,994
Total Common Stocks — 99.7% (Cost: $1,385,114,986)		919,067,492
Short-Term Investments
Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	26,023,883	26,029,088
Total Short-Term Investments — 2.8% (Cost: $26,025,116)		26,029,088
Total Investments in Securities — 102.5% (Cost: $1,411,140,102)		945,096,580
Other Assets, Less Liabilities — (2.5)%		(22,759,443)
Net Assets — 100.0%		$ 922,337,137
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	27,657,667	(1,633,784)	26,023,883	$26,029,088	$306,361 (a)	$ 821	$ (2,499)
BlackRock Cash Funds: Treasury, SL Agency Shares	431,254	(431,254)	—	—	7,160	—	—
				$26,029,088	$313,521	$ 821	$ (2,499)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	218	06/15/18	$ 4,879	$ (61,644)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Mexico ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$919,067,492	$ —	$ —	$919,067,492
Money Market Funds	26,029,088	—	—	26,029,088
	$945,096,580	$ —	$ —	$945,096,580
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (61,644)	$ —	$ —	$ (61,644)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
CPO	Certificates of Participation (Ordinary)
NVS	Non-Voting Shares

iShares® MSCI Netherlands ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.4%
PostNL NV	189,284	$ 657,551
Banks — 11.6%
ABN AMRO Group NV, CVA(a)	146,563	3,801,463
ING Groep NV	1,195,408	17,383,886
		21,185,349
Beverages — 5.7%
Coca-Cola European Partners PLC, NVS	58,215	2,210,424
Heineken Holding NV	18,461	1,795,075
Heineken NV	63,760	6,373,931
		10,379,430
Biotechnology — 0.0%
Pharming Group NV(b)	44,455	71,663
Capital Markets — 0.5%
BinckBank NV	57,945	300,656
Flow Traders(a)	16,053	681,338
		981,994
Chemicals — 8.3%
Akzo Nobel NV	83,039	7,279,549
Corbion NV	27,601	864,748
Koninklijke DSM NV	61,109	6,076,104
OCI NV(b)(c)	35,133	962,522
		15,182,923
Construction & Engineering — 1.2%
Arcadis NV	38,047	769,220
Boskalis Westminster(c)	36,409	1,004,705
Koninklijke BAM Groep NV(c)	87,236	407,322
Koninklijke Volkerwessels NV	2,351	59,552
		2,240,799
Diversified Financial Services — 0.0%
SNS REAAL NV(c)(d)	68,952	1
Diversified Telecommunication Services — 1.7%
Koninklijke KPN NV	1,171,240	3,181,447
Electrical Equipment — 1.0%
Kendrion NV	11,804	497,415
SIF Holding NV	2,958	62,842
Signify NV(a)	2,281	65,048
TKH Group NV	17,975	1,206,477
		1,831,782
Energy Equipment & Services — 0.9%
Fugro NV(b)(c)	35,938	566,121
SBM Offshore NV	72,395	1,142,953
		1,709,074
Equity Real Estate Investment Trusts (REITs) — 1.4%
Eurocommercial Properties NV	20,978	865,392
NSI NV	12,359	504,933
Vastned Retail NV	11,572	567,336
Wereldhave NV	18,292	690,959
		2,628,620
Food & Staples Retailing — 4.5%
Koninklijke Ahold Delhaize NV	360,535	8,271,433
Food Products — 0.5%
ForFarmers NV	5,777	77,820
Security	Shares	Value
Food Products (continued)
Wessanen	40,477	$ 838,666
		916,486
Health Care Equipment & Supplies — 4.4%
Koninklijke Philips NV	195,626	7,996,963
Hotels, Restaurants & Leisure — 0.1%
Basic-Fit NV(a)(b)	3,970	127,903
Household Durables — 0.3%
TomTom NV(b)	56,871	547,813
Insurance — 5.4%
Aegon NV	613,231	3,812,480
ASR Nederland NV	37,306	1,576,412
NN Group NV	103,673	4,448,602
		9,837,494
Internet Software & Services — 0.0%
Takeaway.com NV(a)(b)	1,386	80,813
IT Services — 1.0%
InterXion Holding NV(b)	28,655	1,829,908
Leisure Products — 0.2%
Accell Group	16,361	344,149
Machinery — 1.0%
Aalberts Industries NV	38,858	1,898,725
Metals & Mining — 0.2%
AMG Advanced Metallurgical Group NV	3,433	197,161
Constellium NV, Class A(b)	7,332	89,084
		286,245
Oil, Gas & Consumable Fuels — 0.8%
Koninklijke Vopak NV	28,523	1,398,385
Personal Products — 15.1%
Unilever NV	495,555	27,615,739
Professional Services — 8.7%
Brunel International NV	19,207	355,810
Intertrust NV(a)	23,195	435,916
Randstad NV	42,638	2,541,324
RELX NV	320,575	6,990,189
Wolters Kluwer NV	99,546	5,582,249
		15,905,488
Semiconductors & Semiconductor Equipment — 21.1%
ASM International NV	19,882	1,156,467
ASML Holding NV	125,672	24,557,060
BE Semiconductor Industries NV	32,009	1,074,592
NXP Semiconductors NV(b)	103,628	11,813,592
		38,601,711
Software — 1.0%
Gemalto NV(b)	30,240	1,769,899
Trading Companies & Distributors — 2.3%
AerCap Holdings NV(b)	50,687	2,803,498
IMCD NV	21,259	1,316,469
		4,119,967
Total Common Stocks — 99.3% (Cost: $168,284,293)		181,599,754

iShares® MSCI Netherlands ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Investments
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	2,732,331	$ 2,732,877
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	93,122	93,122
		2,825,999
Total Short-Term Investments — 1.5% (Cost: $2,825,922)		2,825,999
Total Investments in Securities — 100.8% (Cost: $171,110,215)		184,425,753
Other Assets, Less Liabilities — (0.8)%		(1,507,792)
Net Assets — 100.0%		$ 182,917,961
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,224,613	1,507,718	2,732,331	$2,732,877	$23,573 (a)	$ (21)	$ (148)
BlackRock Cash Funds: Treasury, SL Agency Shares	32,493	60,629	93,122	93,122	1,195	—	—
				$2,825,999	$24,768	$ (21)	$ (148)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	32	06/15/18	$ 1,273	$ (10,090)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Netherlands ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$181,599,753	$ —	$ 1	$181,599,754
Money Market Funds	2,825,999	—	—	2,825,999
	$184,425,752	$ —	$ 1	$184,425,753
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (10,090)	$ —	$ —	$ (10,090)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Pacific ex Japan ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 55.5%
AGL Energy Ltd.	976,760	$ 16,333,347
Alumina Ltd.	3,642,871	7,387,094
Amcor Ltd./Australia	1,729,204	18,396,135
AMP Ltd.	4,362,094	12,872,256
APA Group	1,750,554	11,510,398
Aristocrat Leisure Ltd.	857,405	19,488,615
ASX Ltd.	290,436	13,323,952
Aurizon Holdings Ltd.	2,988,267	9,745,221
AusNet Services	2,688,086	3,305,153
Australia & New Zealand Banking Group Ltd.	4,363,002	89,827,434
Bank of Queensland Ltd.	583,735	4,474,250
Bendigo & Adelaide Bank Ltd.	722,518	5,882,419
BGP Holdings PLC(a)(b)	27,004,595	315
BHP Billiton Ltd.	4,790,292	118,849,797
BlueScope Steel Ltd.	831,219	10,931,010
Boral Ltd.	1,743,674	8,272,330
Brambles Ltd.	2,373,699	16,218,416
Caltex Australia Ltd.	390,341	8,689,242
Challenger Ltd./Australia	826,408	8,060,138
CIMIC Group Ltd.	146,099	4,556,698
Coca-Cola Amatil Ltd.	768,206	5,161,616
Cochlear Ltd.	85,661	12,713,540
Commonwealth Bank of Australia	2,614,481	137,092,522
Computershare Ltd.	690,951	9,065,492
Crown Resorts Ltd.	560,550	5,641,064
CSL Ltd.	674,937	94,911,938
Dexus	1,511,473	11,310,758
Domino's Pizza Enterprises Ltd.(c)	92,123	3,431,571
Flight Centre Travel Group Ltd.	82,633	3,852,745
Fortescue Metals Group Ltd.	2,321,225	8,237,305
Goodman Group	2,439,794	17,242,295
GPT Group (The)	2,658,043	10,116,378
Harvey Norman Holdings Ltd.	836,255	2,277,909
Healthscope Ltd.	2,607,997	4,637,351
Incitec Pivot Ltd.	2,486,120	6,471,062
Insurance Australia Group Ltd.	3,535,145	21,746,673
James Hardie Industries PLC	659,357	11,060,668
LendLease Group	870,111	12,364,179
Macquarie Group Ltd.	482,686	41,756,102
Medibank Pvt Ltd.	4,103,136	9,096,589
Mirvac Group	5,493,470	9,560,259
National Australia Bank Ltd.	4,055,293	82,234,125
Newcrest Mining Ltd.	1,145,011	17,985,895
Oil Search Ltd.	2,045,500	12,799,707
Orica Ltd.	565,891	7,565,966
Origin Energy Ltd.(b)	2,625,848	19,073,740
QBE Insurance Group Ltd.	2,029,781	14,559,705
Ramsay Health Care Ltd.	210,535	9,769,949
REA Group Ltd.	78,089	5,070,173
Rio Tinto Ltd.	615,204	38,622,046
Santos Ltd.(b)	2,644,350	11,724,966
Scentre Group	7,936,098	25,100,267
Seek Ltd.	497,695	7,606,935
Sonic Healthcare Ltd.	596,219	10,628,602
South32 Ltd.	7,728,260	21,753,027
Stockland	3,615,739	11,353,773
Suncorp Group Ltd.	1,938,470	19,698,363
Sydney Airport	1,642,313	9,046,537
Security	Shares	Value
Australia (continued)
Tabcorp Holdings Ltd.	2,856,653	$ 9,445,696
Telstra Corp. Ltd.	6,211,156	13,159,079
TPG Telecom Ltd.(c)	547,123	2,305,872
Transurban Group	3,320,712	29,824,761
Treasury Wine Estates Ltd.	1,070,372	13,428,092
Vicinity Centres	4,885,545	9,870,049
Wesfarmers Ltd.	1,691,329	58,305,141
Westpac Banking Corp.	5,077,553	106,997,765
Woodside Petroleum Ltd.	1,343,721	32,952,106
Woolworths Group Ltd.	1,947,803	41,944,495
		1,468,699,068
Hong Kong — 30.8%
AIA Group Ltd.	18,009,614	165,306,911
ASM Pacific Technology Ltd.	454,900	5,973,203
Bank of East Asia Ltd. (The)	1,852,520	7,687,197
BOC Hong Kong Holdings Ltd.	5,522,500	27,773,898
CK Asset Holdings Ltd.	3,862,232	32,250,301
CK Hutchison Holdings Ltd.	4,029,232	45,484,660
CK Infrastructure Holdings Ltd.	986,708	7,446,710
CLP Holdings Ltd.	2,447,500	25,710,115
Dairy Farm International Holdings Ltd.	494,300	4,236,151
Galaxy Entertainment Group Ltd.	3,540,000	31,161,694
Hang Lung Group Ltd.	1,322,000	4,095,358
Hang Lung Properties Ltd.	3,026,736	6,868,291
Hang Seng Bank Ltd.	1,141,200	28,558,551
Henderson Land Development Co. Ltd.	1,791,002	11,781,481
HK Electric Investments & HK Electric Investments Ltd.(c)(d)	4,030,500	3,894,774
HKT Trust & HKT Ltd.	5,636,338	7,077,622
Hong Kong & China Gas Co. Ltd.	12,513,237	27,055,130
Hong Kong Exchanges & Clearing Ltd.	1,743,000	56,395,326
Hongkong Land Holdings Ltd.	1,757,500	12,759,450
Hysan Development Co. Ltd.	925,830	5,352,574
Jardine Matheson Holdings Ltd.	324,600	20,268,024
Jardine Strategic Holdings Ltd.	333,000	11,921,400
Kerry Properties Ltd.	970,500	5,190,170
Li & Fung Ltd.	8,881,200	3,453,231
Link REIT	3,256,586	28,812,181
Melco Resorts & Entertainment Ltd., ADR	369,996	12,084,069
MGM China Holdings Ltd.(c)	1,409,600	4,097,178
Minth Group Ltd.(c)	1,110,000	5,108,393
MTR Corp. Ltd.	2,240,786	12,612,036
New World Development Co. Ltd.	9,036,921	13,870,786
NWS Holdings Ltd.	2,309,000	4,297,649
PCCW Ltd.	6,239,867	3,675,119
Power Assets Holdings Ltd.	2,067,500	14,377,864
Sands China Ltd.	3,626,000	21,702,887
Shangri-La Asia Ltd.	1,875,000	3,748,016
Sino Land Co. Ltd.	4,810,800	8,328,584
SJM Holdings Ltd.	2,960,000	4,248,975
Sun Hung Kai Properties Ltd.	2,372,000	38,282,695
Swire Pacific Ltd., Class A	743,500	7,668,027
Swire Properties Ltd.	1,732,400	6,791,214
Techtronic Industries Co. Ltd.	2,053,207	12,315,342
WH Group Ltd.(d)	13,115,000	13,459,170
Wharf Holdings Ltd. (The)	1,825,600	5,899,806
Wharf Real Estate Investment Co. Ltd.	1,810,600	13,976,254
Wheelock & Co. Ltd.	1,214,000	9,146,612
Wynn Macau Ltd.	2,316,000	8,887,082

iShares® MSCI Pacific ex Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	1,110,000	$ 3,431,538
		814,523,699
New Zealand — 1.7%
a2 Milk Co. Ltd.(b)	1,089,148	8,306,862
Auckland International Airport Ltd.	1,420,741	6,579,295
Fisher & Paykel Healthcare Corp. Ltd.	855,316	7,969,759
Fletcher Building Ltd.	1,277,701	5,907,928
Meridian Energy Ltd.	1,891,071	3,960,707
Ryman Healthcare Ltd.	593,862	4,750,189
Spark New Zealand Ltd.	2,748,537	7,058,350
		44,533,090
Singapore — 11.1%
Ascendas REIT	3,735,825	7,402,098
CapitaLand Commercial Trust	3,754,093	4,799,805
CapitaLand Ltd.	3,848,000	9,954,824
CapitaLand Mall Trust	3,718,500	5,755,202
City Developments Ltd.	610,500	5,116,980
ComfortDelGro Corp. Ltd.	3,200,700	5,887,115
DBS Group Holdings Ltd.	2,677,000	56,784,545
Genting Singapore PLC	9,034,200	8,511,041
Golden Agri-Resources Ltd.	9,766,087	2,300,136
Hutchison Port Holdings Trust	333,300	91,658
Jardine Cycle & Carriage Ltd.	148,000	3,802,221
Keppel Corp. Ltd.	2,169,700	12,507,673
Oversea-Chinese Banking Corp. Ltd.(c)	4,691,524	43,987,970
SATS Ltd.	1,000,000	3,858,088
Sembcorp Industries Ltd.	1,461,940	3,202,725
Singapore Airlines Ltd.	812,400	6,851,749
Singapore Exchange Ltd.	1,202,200	6,507,853
Singapore Press Holdings Ltd.(c)	2,427,617	4,773,736
Singapore Technologies Engineering Ltd.	2,316,900	6,028,496
Singapore Telecommunications Ltd.	12,156,028	29,811,785
StarHub Ltd.	12,500	18,038
Suntec REIT	3,232,900	4,350,981
United Overseas Bank Ltd.	1,994,600	41,966,462
Security	Shares	Value
Singapore (continued)
UOL Group Ltd.	749,100	$ 4,547,977
Venture Corp. Ltd.	406,100	6,406,752
Wilmar International Ltd.	2,837,000	6,872,691
Yangzijiang Shipbuilding Holdings Ltd.	3,588,900	2,589,471
		294,688,072
Total Common Stocks — 99.1% (Cost: $2,581,320,714)		2,622,443,929
Short-Term Investments
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(e)(f)(g)	16,040,941	16,044,149
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(e)(f)	893,881	893,881
		16,938,030
Total Short-Term Investments — 0.7% (Cost: $16,935,239)		16,938,030
Total Investments in Securities — 99.8% (Cost: $2,598,255,953)		2,639,381,959
Other Assets, Less Liabilities — 0.2%		6,500,970
Net Assets — 100.0%		$ 2,645,882,929

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	44,795,138	(28,754,197)	16,040,941	$16,044,149	$378,713 (a)	$ (8,451)	$ (1,663)
BlackRock Cash Funds: Treasury, SL Agency Shares	800,222	93,659	893,881	893,881	22,104	—	—
				$16,938,030	$400,817	$ (8,451)	$ (1,663)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Pacific ex Japan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	129	06/21/18	$ 14,680	$ 33,475
Hang Seng Index	26	06/28/18	5,054	84,240
MSCI Singapore Index	125	06/28/18	3,659	(15,897)
				$ 101,818
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,622,443,614	$ —	$ 315	$2,622,443,929
Money Market Funds	16,938,030	—	—	16,938,030
	$2,639,381,644	$ —	$ 315	$2,639,381,959
Derivative financial instruments(a)
Assets
Futures Contracts	$ 117,715	$ —	$ —	$ 117,715
Liabilities
Futures Contracts	(15,897)	—	—	(15,897)
	$ 101,818	$ —	$ —	$ 101,818

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt

iShares® MSCI Russia ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 19.4%
Sberbank of Russia PJSC	17,691,520	$ 63,116,383
Sberbank of Russia PJSC, ADR	1,418,771	20,401,927
VTB Bank PJSC	10,586,456,000	8,473,921
VTB Bank PJSC, GDR, NVS(a)	80,322	127,471
		92,119,702
Capital Markets — 2.3%
Moscow Exchange MICEX-RTS PJSC	6,000,220	10,838,952
Chemicals — 1.7%
PhosAgro PJSC, GDR, NVS(a)	611,570	8,133,881
Electric Utilities — 3.8%
Inter RAO UES PJSC	153,945,000	10,077,343
RusHydro PJSC	680,183,000	7,899,956
		17,977,299
Food & Staples Retailing — 5.9%
Magnit PJSC, GDR, NVS(a)	1,063,182	21,380,590
X5 Retail Group NV, GDR(a)	226,975	6,584,105
		27,964,695
Metals & Mining — 16.7%
Alrosa PJSC	9,956,349	14,105,260
Magnitogorsk Iron & Steel Works PJSC	11,694,200	9,210,514
MMC Norilsk Nickel PJSC	123,333	21,986,330
Novolipetsk Steel PJSC	4,974,865	13,022,329
Polyus PJSC	132,034	7,943,965
Severstal PJSC	823,455	13,248,737
		79,517,135
Oil, Gas & Consumable Fuels — 42.6%
Gazprom PJSC, ADR, NVS	836,543	3,799,578
Gazprom PJSC	23,350,280	54,322,580
LUKOIL PJSC	982,980	66,381,017
LUKOIL PJSC, ADR, NVS	32,321	2,157,103
Novatek PJSC, GDR, NVS(a)	160,248	23,091,737
Rosneft Oil Co. PJSC, GDR, NVS(a)	1,840,909	11,229,545
Rosneft Oil Co. PJSC	1,363,360	8,428,103
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Surgutneftegas OJSC, ADR, NVS	344,941	$ 1,534,988
Surgutneftegas OJSC	19,838,646	9,112,838
Tatneft PJSC	2,066,946	22,102,916
		202,160,405
Wireless Telecommunication Services — 3.5%
Mobile TeleSystems PJSC, ADR, NVS	1,735,740	16,628,389
Total Common Stocks — 95.9% (Cost: $460,529,627)		455,340,458
Preferred Stocks
Oil, Gas & Consumable Fuels — 3.3%
Surgutneftegas OJSC, Preference Shares, NVS	22,392,549	10,950,622
Transneft PJSC, Preference Shares	1,779	4,869,398
		15,820,020
Total Preferred Stocks — 3.3% (Cost: $16,974,667)		15,820,020
Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	548,175	548,175
Total Short-Term Investments — 0.1% (Cost: $548,175)		548,175
Total Investments in Securities — 99.3% (Cost: $478,052,469)		471,708,653
Other Assets, Less Liabilities — 0.7%		3,138,496
Net Assets — 100.0%		$ 474,847,149

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,026,049	(477,874)	548,175	$548,175	$19,485	$ —	$ —
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

iShares® MSCI Russia ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements (continued)
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$455,340,458	$ —	$ —	$455,340,458
Preferred Stocks	15,820,020	—	—	15,820,020
Money Market Funds	548,175	—	—	548,175
	$471,708,653	$ —	$ —	$471,708,653
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

iShares® MSCI Singapore ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
Singapore Technologies Engineering Ltd.	7,958,300	$ 20,707,229
Airlines — 2.9%
Singapore Airlines Ltd.	2,684,867	22,644,061
Banks — 44.7%
DBS Group Holdings Ltd.	6,536,400	138,650,169
Oversea-Chinese Banking Corp. Ltd.(a)	11,359,850	106,510,538
United Overseas Bank Ltd.	4,812,700	101,259,395
		346,420,102
Capital Markets — 2.7%
Singapore Exchange Ltd.	3,939,600	21,326,183
Distributors — 1.8%
Jardine Cycle & Carriage Ltd.	535,044	13,745,644
Diversified Telecommunication Services — 4.6%
Singapore Telecommunications Ltd.	14,466,668	35,478,464
Electronic Equipment, Instruments & Components — 2.7%
Venture Corp. Ltd.	1,306,800	20,616,457
Equity Real Estate Investment Trusts (REITs) — 9.2%
Ascendas REIT	12,183,881	24,140,928
CapitaLand Commercial Trust	8,350,283	10,676,275
CapitaLand Mall Trust(a)	12,510,400	19,362,614
Suntec REIT	12,836,700	17,276,205
		71,456,022
Food Products — 4.1%
Golden Agri-Resources Ltd.	42,895,828	10,102,947
Wilmar International Ltd.	8,997,600	21,796,870
		31,899,817
Hotels, Restaurants & Leisure — 3.5%
Genting Singapore PLC	28,602,500	26,946,166
Industrial Conglomerates — 5.9%
Keppel Corp. Ltd.	5,844,900	33,694,104
Sembcorp Industries Ltd.	5,703,600	12,495,082
		46,189,186
Machinery — 1.3%
Yangzijiang Shipbuilding Holdings Ltd.	14,052,400	10,139,120
Security	Shares	Value
Media — 1.6%
Singapore Press Holdings Ltd.(a)	6,178,700	$ 12,149,973
Real Estate Management & Development — 7.4%
CapitaLand Ltd.	9,503,600	24,585,933
City Developments Ltd.	2,078,700	17,422,877
UOL Group Ltd.	2,587,200	15,707,551
		57,716,361
Road & Rail — 2.7%
ComfortDelGro Corp. Ltd.	11,293,500	20,772,373
Transportation Infrastructure — 1.9%
Hutchison Port Holdings Trust	1,327,600	365,090
SATS Ltd.(a)	3,769,600	14,543,449
		14,908,539
Wireless Telecommunication Services — 0.0%
StarHub Ltd.	60,800	87,737
Total Common Stocks — 99.7% (Cost: $748,312,321)		773,203,434
Short-Term Investments
Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(b)(c)(d)	8,767,450	8,769,203
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	2,903,945	2,903,945
		11,673,148
Total Short-Term Investments — 1.5% (Cost: $11,671,395)		11,673,148
Total Investments in Securities — 101.2% (Cost: $759,983,716)		784,876,582
Other Assets, Less Liabilities — (1.2)%		(9,272,587)
Net Assets — 100.0%		$ 775,603,995

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	17,309,109	(8,541,659)	8,767,450	$ 8,769,203	$61,725 (a)	$ 2,841	$ (2,423)
BlackRock Cash Funds: Treasury, SL Agency Shares	226,142	2,677,803	2,903,945	2,903,945	8,746	—	—
				$11,673,148	$70,471	$ 2,841	$ (2,423)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Singapore ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Singapore Index	249	06/28/18	$ 7,289	$ (170,175)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$773,203,434	$ —	$ —	$773,203,434
Money Market Funds	11,673,148	—	—	11,673,148
	$784,876,582	$ —	$ —	$784,876,582
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (170,175)	$ —	$ —	$ (170,175)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI South Africa ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 11.8%
Barclays Africa Group Ltd.	937,616	$ 11,969,503
Capitec Bank Holdings Ltd.	63,764	4,402,510
Nedbank Group Ltd.	320,621	6,926,325
Standard Bank Group Ltd.	1,689,721	27,670,599
		50,968,937
Capital Markets — 1.8%
Coronation Fund Managers Ltd.	427,431	2,109,650
Investec Ltd.	462,479	3,364,247
Reinet Investments SCA(a)	114,250	2,150,588
		7,624,485
Chemicals — 6.0%
Sasol Ltd.	722,838	26,111,203
Distributors — 0.9%
Imperial Holdings Ltd.	233,993	3,771,232
Diversified Financial Services — 9.8%
FirstRand Ltd.	4,409,409	20,889,423
PSG Group Ltd.	239,378	4,116,205
Remgro Ltd.	717,624	11,559,044
RMB Holdings Ltd.	1,018,818	5,842,618
		42,407,290
Diversified Telecommunication Services — 0.5%
Telkom SA SOC Ltd.	545,027	2,230,888
Equity Real Estate Investment Trusts (REITs) — 5.9%
Fortress REIT Ltd., Series A	2,041,228	2,694,776
Fortress REIT Ltd., Series B	1,501,751	1,754,908
Growthpoint Properties Ltd.	4,266,017	9,161,916
Hyprop Investments Ltd.	412,827	3,373,675
Redefine Properties Ltd.	7,375,866	6,388,729
Resilient REIT Ltd.	462,456	2,087,168
		25,461,172
Food & Staples Retailing — 7.5%
Bid Corp. Ltd.	464,580	9,314,343
Clicks Group Ltd.	238,916	3,810,394
Pick n Pay Stores Ltd.	616,371	3,659,779
Shoprite Holdings Ltd.	605,897	11,197,971
SPAR Group Ltd. (The)	294,781	4,486,304
		32,468,791
Food Products — 1.9%
Pioneer Foods Group Ltd.	251,926	2,138,337
Tiger Brands Ltd.	232,547	6,167,591
		8,305,928
Health Care Providers & Services — 2.0%
Life Healthcare Group Holdings Ltd.	2,064,842	4,646,506
Netcare Ltd.	1,719,012	4,018,945
		8,665,451
Household Durables — 0.0%
Steinhoff International Holdings NV, Class H(a)	2,039,550	180,363
Industrial Conglomerates — 1.8%
Bidvest Group Ltd. (The)	474,110	7,561,802
Insurance — 6.0%
Discovery Ltd.	511,723	6,228,354
Liberty Holdings Ltd.	249,069	2,388,820
Security	Shares	Value
Insurance (continued)
MMI Holdings Ltd./South Africa	1,696,581	$ 2,505,019
Rand Merchant Investment Holdings Ltd.	1,109,934	3,365,295
Sanlam Ltd.	1,936,838	11,630,204
		26,117,692
Media — 21.7%
Naspers Ltd., Class N	394,274	94,202,379
Metals & Mining — 3.4%
Anglo American Platinum Ltd.	99,084	2,628,601
AngloGold Ashanti Ltd.	608,957	5,191,881
Gold Fields Ltd.	1,256,854	4,483,590
Kumba Iron Ore Ltd.	114,359	2,620,099
		14,924,171
Multiline Retail — 1.5%
Woolworths Holdings Ltd./South Africa	1,424,189	6,560,378
Oil, Gas & Consumable Fuels — 0.9%
Exxaro Resources Ltd.	384,481	3,805,345
Paper & Forest Products — 2.5%
Mondi Ltd.	186,282	5,158,533
Sappi Ltd.	830,640	5,458,679
		10,617,212
Pharmaceuticals — 2.4%
Aspen Pharmacare Holdings Ltd.	528,206	10,426,490
Real Estate Management & Development — 1.2%
NEPI Rockcastle PLC	548,208	5,367,374
Specialty Retail — 3.7%
Foschini Group Ltd. (The)	335,905	4,886,470
Mr. Price Group Ltd.	346,311	6,863,329
Truworths International Ltd.	664,216	4,409,576
		16,159,375
Wireless Telecommunication Services — 6.8%
MTN Group Ltd.	2,224,202	20,108,261
Vodacom Group Ltd.	831,579	9,422,155
		29,530,416
Total Common Stocks — 100.0% (Cost: $500,527,757)		433,468,374
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	174,608	174,608
Total Short-Term Investments — 0.0% (Cost: $174,608)		174,608
Total Investments in Securities — 100.0% (Cost: $500,702,365)		433,642,982
Other Assets, Less Liabilities — 0.0%		4,363
Net Assets — 100.0%		$ 433,647,345

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

iShares® MSCI South Africa ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0 (a)	—	$ —	$24,910 (b)	$ (1,147)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	225,602	(50,994)	174,608	174,608	2,565	—	—
				$174,608	$27,475	$ (1,147)	$ —

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$433,468,374	$ —	$ —	$433,468,374
Money Market Funds	174,608	—	—	174,608
	$433,642,982	$ —	$ —	$433,642,982

iShares® MSCI South Korea ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.4%
Korea Aerospace Industries Ltd.(a)(b)	420,365	$ 17,158,551
Air Freight & Logistics — 0.4%
Hyundai Glovis Co. Ltd.	119,658	14,930,193
Airlines — 0.3%
Korean Air Lines Co. Ltd.	345,427	10,238,316
Auto Components — 2.5%
Hankook Tire Co. Ltd.	446,519	17,749,746
Hanon Systems	1,270,674	11,905,754
Hyundai Mobis Co. Ltd.	365,119	73,840,106
		103,495,606
Automobiles — 3.5%
Hyundai Motor Co.	814,214	104,991,647
Kia Motors Corp.	1,451,890	41,955,910
		146,947,557
Banks — 8.1%
BNK Financial Group Inc.	1,645,872	14,550,916
DGB Financial Group Inc.	1,172,081	11,253,804
Hana Financial Group Inc.	1,587,780	61,275,243
Industrial Bank of Korea	1,489,793	21,560,157
KB Financial Group Inc.	2,094,220	100,636,018
Shinhan Financial Group Co. Ltd.	2,264,251	91,897,566
Woori Bank	2,603,779	36,957,019
		338,130,723
Biotechnology — 4.0%
Celltrion Inc.(a)(b)	429,103	105,688,433
Medy-Tox Inc.	26,992	18,870,236
SillaJen Inc.(a)(b)	302,756	22,609,451
ViroMed Co. Ltd.(a)	81,478	20,030,308
		167,198,428
Building Products — 0.3%
KCC Corp.	39,034	12,474,802
Capital Markets — 1.7%
Korea Investment Holdings Co. Ltd.	246,926	21,509,672
Mirae Asset Daewoo Co. Ltd.	2,371,912	20,683,680
NH Investment & Securities Co. Ltd.	949,981	13,968,365
Samsung Securities Co. Ltd.	425,063	14,550,605
		70,712,322
Chemicals — 4.1%
Hanwha Chemical Corp.	668,238	16,024,818
Hyosung Corp.	133,009	16,534,353
Kumho Petrochemical Co. Ltd.	130,441	12,705,881
LG Chem Ltd.	244,741	76,854,055
Lotte Chemical Corp.	95,756	32,734,437
OCI Co. Ltd.(b)	113,988	14,011,234
		168,864,778
Commercial Services & Supplies — 0.4%
KEPCO Plant Service & Engineering Co. Ltd.	195,333	7,329,858
S-1 Corp.	123,018	10,088,400
		17,418,258
Construction & Engineering — 2.6%
Daelim Industrial Co. Ltd.	184,296	14,361,393
Daewoo Engineering & Construction Co. Ltd.(a)	1,393,466	8,337,915
GS Engineering & Construction Corp.(b)	364,231	16,573,617
Hyundai Development Co. Engineering & Construction	393,399	16,933,730
Security	Shares	Value
Construction & Engineering (continued)
Hyundai Engineering & Construction Co. Ltd.	483,816	$ 33,123,634
Samsung Engineering Co. Ltd.(a)	974,613	16,681,302
		106,011,591
Consumer Finance — 0.2%
Samsung Card Co. Ltd.	236,882	8,152,811
Diversified Telecommunication Services — 0.1%
KT Corp.	205,716	5,152,681
Electric Utilities — 1.0%
Korea Electric Power Corp.	1,412,357	43,433,958
Electrical Equipment — 0.2%
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	503,672	8,924,473
Electronic Equipment, Instruments & Components — 3.3%
LG Display Co. Ltd.(b)	1,327,709	27,343,699
LG Innotek Co. Ltd.(b)	97,844	13,070,677
Samsung Electro-Mechanics Co. Ltd.	321,906	40,016,145
Samsung SDI Co. Ltd.	301,146	56,013,519
		136,444,040
Food & Staples Retailing — 1.3%
BGF retail Co. Ltd.	57,438	9,724,417
Dongsuh Cos. Inc.	305,001	7,342,433
E-MART Inc.	118,515	27,486,201
GS Retail Co. Ltd.(b)	227,926	7,982,009
		52,535,060
Food Products — 1.0%
CJ CheilJedang Corp.	51,807	16,845,265
Orion Corp./Republic of Korea	140,497	16,878,669
Ottogi Corp.(b)	10,526	7,909,514
		41,633,448
Gas Utilities — 0.3%
Korea Gas Corp.(a)	211,566	11,834,899
Health Care Providers & Services — 0.5%
Celltrion Healthcare Co. Ltd.(a)(b)	207,840	19,242,481
Hotels, Restaurants & Leisure — 0.4%
Kangwon Land Inc.	716,878	17,856,277
Household Durables — 2.0%
Coway Co. Ltd.	305,851	24,769,973
Hanssem Co. Ltd.(b)	83,962	8,801,620
LG Electronics Inc.	579,784	49,805,648
		83,377,241
Industrial Conglomerates — 3.9%
CJ Corp.	95,419	13,100,804
Hanwha Corp.	307,557	10,271,397
LG Corp.	526,610	35,858,040
Lotte Corp.(a)	207,541	11,282,437
Samsung C&T Corp.	415,320	48,353,504
SK Holdings Co. Ltd.	174,349	44,802,331
		163,668,513
Insurance — 3.0%
DB Insurance Co. Ltd.	306,301	16,622,857
Hanwha Life Insurance Co. Ltd.	2,117,078	10,939,398
Hyundai Marine & Fire Insurance Co. Ltd.	411,246	12,990,330
ING Life Insurance Korea Ltd.(c)	248,678	9,273,951
Samsung Fire & Marine Insurance Co. Ltd.	169,550	39,400,970

iShares® MSCI South Korea ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Samsung Life Insurance Co. Ltd.	386,491	$ 36,929,888
		126,157,394
Internet Software & Services — 2.8%
Kakao Corp.(b)	261,377	25,096,266
NAVER Corp.	148,116	91,924,119
		117,020,385
IT Services — 0.9%
Samsung SDS Co. Ltd.(b)	192,642	37,708,114
Leisure Products — 0.6%
HLB Inc.(a)	182,032	23,303,879
Life Sciences Tools & Services — 0.9%
Samsung Biologics Co. Ltd.(a)(b)(c)	92,408	37,290,672
Machinery — 1.7%
Doosan Bobcat Inc.	275,978	8,679,117
Hyundai Heavy Industries Co. Ltd.(a)	214,278	22,760,639
Hyundai Heavy Industries Holdings Co. Ltd.(a)	58,119	20,919,497
Samsung Heavy Industries Co. Ltd.(a)(b)	2,429,919	16,883,987
		69,243,240
Marine — 0.2%
Pan Ocean Co. Ltd.(a)(b)	1,867,512	8,766,279
Media — 0.5%
Cheil Worldwide Inc.	520,351	9,557,910
CJ E&M Corp.	134,677	11,319,390
		20,877,300
Metals & Mining — 4.2%
Hyundai Steel Co.	469,624	26,924,035
Korea Zinc Co. Ltd.	50,747	19,089,854
POSCO	406,177	127,925,313
		173,939,202
Multiline Retail — 1.1%
Hyundai Department Store Co. Ltd.	107,351	11,203,662
Lotte Shopping Co. Ltd.(b)	72,971	15,163,509
Shinsegae Inc.	47,845	19,485,092
		45,852,263
Oil, Gas & Consumable Fuels — 2.6%
GS Holdings Corp.	315,091	17,041,426
SK Innovation Co. Ltd.	349,848	66,857,171
S-Oil Corp.	259,550	25,883,970
		109,782,567
Personal Products — 3.3%
Amorepacific Corp.	176,446	54,425,803
AMOREPACIFIC Group	172,107	20,117,336
LG Household & Health Care Ltd.	51,215	63,807,918
		138,351,057
Pharmaceuticals — 1.1%
Celltrion Pharm Inc.(a)	113,549	9,817,493
Hanmi Pharm Co. Ltd.(b)	38,870	17,416,587
Hanmi Science Co. Ltd.(b)	109,581	7,217,637
Yuhan Corp.	59,281	13,088,620
		47,540,337
Road & Rail — 0.2%
CJ Logistics Corp.(a)(b)	63,727	8,838,245
Semiconductors & Semiconductor Equipment — 6.3%
SK Hynix Inc.	3,040,355	263,434,442
Security	Shares	Value
Software — 1.5%
NCSoft Corp.	98,430	$ 32,233,211
Netmarble Corp.(b)(c)	151,312	22,038,113
Pearl Abyss Corp.(a)	42,543	8,824,728
		63,096,052
Specialty Retail — 0.6%
Hotel Shilla Co. Ltd.	200,422	23,055,177
Technology Hardware, Storage & Peripherals — 22.0%
Samsung Electronics Co. Ltd.	19,487,064	916,549,139
Tobacco — 1.4%
KT&G Corp.	631,943	56,279,538
Trading Companies & Distributors — 0.2%
Posco Daewoo Corp.	395,021	8,391,837
Wireless Telecommunication Services — 0.6%
SK Telecom Co. Ltd.	117,317	24,161,022
Total Common Stocks — 98.2% (Cost: $1,792,129,721)		4,085,475,148
Preferred Stocks
Automobiles — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	158,508	13,145,893
Series 2, Preference Shares, NVS(b)	225,376	19,757,904
		32,903,797
Chemicals — 0.2%
LG Chem Ltd., Preference Shares, NVS	54,845	9,997,720
Personal Products — 0.5%
Amorepacific Corp., Preference Shares, NVS	66,370	10,005,218
LG Household & Health Care Ltd., Preference Shares, NVS	15,987	10,871,071
		20,876,289
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	103,071	3,872,513
Total Preferred Stocks — 1.6% (Cost: $40,664,724)		67,650,319
Short-Term Investments
Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	245,750,527	245,799,677
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	14,430,981	14,430,981
		260,230,658
Total Short-Term Investments — 6.2% (Cost: $260,190,286)		260,230,658
Total Investments in Securities — 106.0% (Cost: $2,092,984,731)		4,413,356,125
Other Assets, Less Liabilities — (6.0)%		(250,882,226)
Net Assets — 100.0%		$ 4,162,473,899

(a)	Non-income producing security.

iShares® MSCI South Korea ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.
Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	140,876,705	104,873,822	245,750,527	$245,799,677	$3,932,891 (a)	$ (31,913)	$ 20,531
BlackRock Cash Funds: Treasury, SL Agency Shares	4,974,415	9,456,566	14,430,981	14,430,981	101,088	—	—
				$260,230,658	$4,033,979	$ (31,913)	$ 20,531

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
KOSPI 200 Index	159	06/14/18	$ 11,442	$ (234,474)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,052,007,065	$ 33,468,083	$ —	$4,085,475,148
Preferred Stocks	67,650,319	—	—	67,650,319
Money Market Funds	260,230,658	—	—	260,230,658
	$4,379,888,042	$ 33,468,083	$ —	$4,413,356,125
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (234,474)	$ —	$ —	$ (234,474)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Spain ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 2.3%
International Consolidated Airlines Group SA	2,550,016	$ 23,122,485
Banks — 39.7%
Banco Bilbao Vizcaya Argentaria SA	13,573,090	92,512,324
Banco de Sabadell SA	18,392,540	30,873,295
Banco Santander SA	35,369,731	189,920,557
Bankia SA	5,260,412	19,931,990
Bankinter SA	2,555,420	24,591,366
CaixaBank SA	10,391,519	44,104,743
		401,934,275
Biotechnology — 3.0%
Grifols SA	1,032,327	30,366,883
Construction & Engineering — 6.6%
ACS Actividades de Construccion y Servicios SA	830,682	34,432,445
Ferrovial SA	1,609,630	32,749,587
		67,182,032
Diversified Telecommunication Services — 8.1%
Telefonica SA	9,328,807	82,183,161
Electric Utilities — 13.6%
Endesa SA	1,190,100	26,179,539
Iberdrola SA	11,595,845	82,189,540
Red Electrica Corp. SA	1,512,916	29,404,340
		137,773,419
Electrical Equipment — 1.8%
Siemens Gamesa Renewable Energy SA	1,176,815	18,070,969
Gas Utilities — 3.0%
Gas Natural SDG SA	1,252,691	30,692,960
Insurance — 1.6%
Mapfre SA	5,490,138	16,611,186
IT Services — 4.7%
Amadeus IT Group SA	605,157	47,964,533
Oil, Gas & Consumable Fuels — 6.9%
Enagas SA	745,443	19,848,245
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Repsol SA	2,623,317	$ 49,929,126
		69,777,371
Specialty Retail — 4.5%
Industria de Diseno Textil SA	1,437,644	45,327,141
Transportation Infrastructure — 4.0%
Aena SME SA(a)	210,462	40,363,948
Total Common Stocks — 99.8% (Cost: $1,231,479,524)		1,011,370,363
Rights
Construction & Engineering — 0.0%
Ferrovial SA, NVS (Expires 06/05/18)(b)	1,516,426	552,279
Total Rights — 0.0% (Cost: $548,968)		552,279
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	98,293	98,293
Total Short-Term Investments — 0.0% (Cost: $98,293)		98,293
Total Investments in Securities — 99.8% (Cost: $1,232,126,785)		1,012,020,935
Other Assets, Less Liabilities — 0.2%		1,719,636
Net Assets — 100.0%		$ 1,013,740,571

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,256,664	(10,256,664)	—	$ —	$60,233 (a)	$ (2,698)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,301,695	(1,203,402)	98,293	98,293	6,804	—	—
				$ 98,293	$67,037	$ (2,698)	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Spain ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	13	06/15/18	$ 1,434	$ (90,339)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$ 1,011,370,363	$ —	$ —	$ 1,011,370,363
Rights	552,279	—	—	552,279
Money Market Funds	98,293	—	—	98,293
	$1,012,020,935	$ —	$ —	$1,012,020,935
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (90,339)	$ —	$ —	$ (90,339)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Sweden ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Banks — 20.5%
Nordea Bank AB	2,091,616	$ 20,083,227
Skandinaviska Enskilda Banken AB, Class A	1,088,973	9,795,171
Svenska Handelsbanken AB, Class A	1,047,159	11,460,805
Swedbank AB, Class A	620,944	12,887,557
		54,226,760
Building Products — 5.5%
Assa Abloy AB, Class B	680,105	14,600,577
Commercial Services & Supplies — 1.5%
Securitas AB, Class B	252,463	4,062,071
Communications Equipment — 5.7%
Telefonaktiebolaget LM Ericsson, Class B	2,087,828	15,120,246
Construction & Engineering — 1.8%
Skanska AB, Class B	258,259	4,747,483
Diversified Financial Services — 8.4%
Industrivarden AB, Class C	140,082	2,937,508
Investor AB, Class B	283,011	11,715,618
Kinnevik AB, Class B	165,865	5,769,413
L E Lundbergforetagen AB, Class B	53,211	1,715,920
		22,138,459
Diversified Telecommunication Services — 3.7%
Telia Co. AB	2,094,184	9,802,594
Electronic Equipment, Instruments & Components — 4.1%
Hexagon AB, Class B	191,754	10,784,358
Food & Staples Retailing — 0.8%
ICA Gruppen AB	70,306	2,166,091
Household Durables — 3.0%
Electrolux AB, Series B	183,710	4,526,342
Husqvarna AB, Class B	348,877	3,424,104
		7,950,446
Household Products — 3.9%
Essity AB, Class B	406,578	10,312,111
Machinery — 26.1%
Alfa Laval AB	229,273	5,716,444
Atlas Copco AB, Class A	460,963	18,267,950
Atlas Copco AB, Class B	265,806	9,600,882
Sandvik AB	666,740	11,550,576
Security	Shares	Value
Machinery (continued)
SKF AB, Class B	291,127	$ 5,645,062
Volvo AB, Class B	1,070,917	18,400,948
		69,181,862
Metals & Mining — 2.8%
Boliden AB	206,970	7,284,739
Oil, Gas & Consumable Fuels — 1.9%
Lundin Petroleum AB	155,577	4,925,363
Specialty Retail — 3.7%
Hennes & Mauritz AB, Class B(a)	651,812	9,807,034
Tobacco — 2.6%
Swedish Match AB	142,642	6,751,175
Wireless Telecommunication Services — 2.3%
Millicom International Cellular SA, SDR	47,240	2,973,996
Tele2 AB, Class B	258,000	3,152,077
		6,126,073
Total Common Stocks — 98.3% (Cost: $319,109,275)		259,987,442
Short-Term Investments
Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(b)(c)(d)	10,616,050	10,618,173
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	23,353	23,353
		10,641,526
Total Short-Term Investments — 4.0% (Cost: $10,641,526)		10,641,526
Total Investments in Securities — 102.3% (Cost: $329,750,801)		270,628,968
Other Assets, Less Liabilities — (2.3)%		(5,972,204)
Net Assets — 100.0%		$ 264,656,764

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,689,579	6,926,471	10,616,050	$10,618,173	$ 3,710(a)	$ (344)	$ 266
BlackRock Cash Funds: Treasury, SL Agency Shares	5,596	17,757	23,353	23,353	3,752	—	—
				$10,641,526	$ 7,462	$ (344)	$ 266

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

iShares® MSCI Sweden ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
OMXS 30 Index	235	06/15/18	$ 4,107	$ (143,121)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$259,987,442	$ —	$ —	$259,987,442
Money Market Funds	10,641,526	—	—	10,641,526
	$270,628,968	$ —	$ —	$270,628,968
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (143,121)	$ —	$ —	$ (143,121)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
SDR	Swedish Depositary Receipt

iShares® MSCI Switzerland ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Building Products — 1.6%
Geberit AG, Registered	35,201	$ 15,246,247
Capital Markets — 10.6%
Credit Suisse Group AG, Registered	2,163,829	33,059,416
Julius Baer Group Ltd.	217,754	12,736,095
Partners Group Holding AG	17,045	12,344,665
UBS Group AG, Registered	2,668,118	40,302,667
		98,442,843
Chemicals — 4.8%
Clariant AG, Registered	117,801	2,849,464
EMS-Chemie Holding AG, Registered	9,811	6,152,458
Givaudan SA, Registered	8,540	19,067,541
Sika AG, Bearer(a)	2,030	16,250,738
		44,320,201
Construction Materials — 2.3%
LafargeHolcim Ltd., Registered	421,861	21,644,460
Diversified Financial Services — 0.5%
Pargesa Holding SA, Bearer	53,935	4,726,376
Diversified Telecommunication Services — 1.3%
Swisscom AG, Registered	25,997	11,624,739
Electrical Equipment — 3.9%
ABB Ltd., Registered	1,616,734	36,656,496
Food Products — 21.7%
Barry Callebaut AG, Registered	2,905	5,091,359
Chocoladefabriken Lindt & Spruengli AG, NVS	1,173	7,522,902
Chocoladefabriken Lindt & Spruengli AG, Registered	111	8,411,657
Nestle SA, Registered	2,399,208	181,520,793
		202,546,711
Health Care Equipment & Supplies — 1.9%
Sonova Holding AG, Registered	57,116	9,992,831
Straumann Holding AG, Registered	11,428	7,550,082
		17,542,913
Insurance — 8.9%
Baloise Holding AG, Registered	53,166	7,819,961
Swiss Life Holding AG, Registered	33,714	11,522,637
Swiss Re AG	283,218	24,539,222
Zurich Insurance Group AG	132,288	39,319,045
		83,200,865
Life Sciences Tools & Services — 2.0%
Lonza Group AG, Registered	69,090	18,532,228
Machinery — 1.6%
Schindler Holding AG, NVS	42,937	9,093,158
Schindler Holding AG, Registered	25,985	5,344,489
		14,437,647
Security	Shares	Value
Marine — 0.9%
Kuehne + Nagel International AG, Registered	57,472	$ 8,687,152
Pharmaceuticals — 26.0%
Novartis AG, Registered	1,658,306	123,069,887
Roche Holding AG, NVS	517,831	111,166,954
Vifor Pharma AG	50,421	7,844,463
		242,081,304
Professional Services — 2.5%
Adecco Group AG, Registered	165,268	9,938,607
SGS SA, Registered	5,186	13,446,357
		23,384,964
Real Estate Management & Development — 0.8%
Swiss Prime Site AG, Registered	79,889	7,472,072
Software — 0.3%
Temenos AG	20,651	3,066,876
Specialty Retail — 0.6%
Dufry AG, Registered	40,441	5,530,762
Textiles, Apparel & Luxury Goods — 6.7%
Cie. Financiere Richemont SA, Registered	454,438	41,759,667
Swatch Group AG (The), Bearer	29,587	14,391,723
Swatch Group AG (The), Registered	67,647	6,024,306
		62,175,696
Total Common Stocks — 98.9% (Cost: $1,005,941,839)		921,320,552
Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(b)(c)(d)	126	126
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(b)(c)	96,407	96,407
		96,533
Total Short-Term Investments — 0.0% (Cost: $96,533)		96,533
Total Investments in Securities — 98.9% (Cost: $1,006,038,372)		921,417,085
Other Assets, Less Liabilities — 1.1%		10,092,199
Net Assets — 100.0%		$ 931,509,284

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Switzerland ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	126	126	$ 126	$ 0(a)(b)	$ —	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	609,567	(513,160)	96,407	96,407	6,762	—	—
				$ 96,533	$ 6,762	$ —	$ —

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
(b)	Rounds to less than $1.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50	262	06/15/18	$ 10,420	$ (28,957)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$921,320,552	$ —	$ —	$921,320,552
Money Market Funds	96,533	—	—	96,533
	$921,417,085	$ —	$ —	$921,417,085
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (28,957)	$ —	$ —	$ (28,957)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI Taiwan ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.5%
China Airlines Ltd.(a)	25,488,761	$ 8,634,779
Eva Airways Corp.	19,116,278	9,666,125
		18,300,904
Auto Components — 0.5%
Cheng Shin Rubber Industry Co. Ltd.(b)	13,806,670	21,013,105
Banks — 11.1%
Chang Hwa Commercial Bank Ltd.	38,232,848	22,394,956
China Development Financial Holding Corp.	92,394,508	34,692,463
CTBC Financial Holding Co. Ltd.	114,696,325	82,687,470
E.Sun Financial Holding Co. Ltd.	62,658,058	43,707,872
First Financial Holding Co. Ltd.	67,968,171	46,164,320
Hua Nan Financial Holdings Co. Ltd.	53,100,746	31,724,158
Mega Financial Holding Co. Ltd.	72,216,271	63,270,434
SinoPac Financial Holdings Co. Ltd.	76,956,397	28,510,455
Taishin Financial Holding Co. Ltd.	66,513,469	32,744,478
Taiwan Business Bank	36,108,697	11,027,304
Taiwan Cooperative Financial Holding Co. Ltd.	57,348,014	33,783,103
		430,707,013
Biotechnology — 0.5%
TaiMed Biologics Inc.(a)	1,654,000	17,389,316
Capital Markets — 0.9%
Yuanta Financial Holding Co. Ltd.	71,154,248	33,485,470
Chemicals — 7.0%
Formosa Chemicals & Fibre Corp.	22,302,610	85,603,196
Formosa Plastics Corp.	27,612,518	99,071,998
Nan Ya Plastics Corp.	31,860,938	89,006,242
		273,681,436
Construction Materials — 1.4%
Asia Cement Corp.	16,992,136	18,743,724
Taiwan Cement Corp.	25,488,504	37,090,893
		55,834,617
Diversified Financial Services — 2.7%
Chailease Holding Co. Ltd.	8,496,937	30,344,685
Fubon Financial Holding Co. Ltd.	43,542,515	75,716,003
		106,060,688
Diversified Telecommunication Services — 2.3%
Chunghwa Telecom Co. Ltd.	24,464,648	89,002,441
Electrical Equipment — 0.3%
Teco Electric and Machinery Co. Ltd.	14,868,092	11,984,194
Ya Hsin Industrial Co. Ltd.(a)(c)	6,845,461	2
		11,984,196
Electronic Equipment, Instruments & Components — 15.2%
AU Optronics Corp.(b)	62,658,830	27,500,746
Delta Electronics Inc.(b)	13,190,180	48,866,378
General Interface Solution Holding Ltd.(b)	1,461,000	9,338,034
Hon Hai Precision Industry Co. Ltd.	103,014,003	294,654,809
Innolux Corp.(b)	64,782,873	25,081,565
Largan Precision Co. Ltd.(b)	656,794	89,877,189
Pacific Electric Wire & Cable Co. Ltd.(a)(c)	197	—
Synnex Technology International Corp.	10,620,364	17,014,418
Walsin Technology Corp.	430,000	5,561,304
WPG Holdings Ltd.	12,744,744	18,503,625
Yageo Corp.(b)	1,431,000	45,420,990
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zhen Ding Technology Holding Ltd.(b)	4,248,072	$ 9,598,801
		591,417,859
Food & Staples Retailing — 1.1%
President Chain Store Corp.	4,248,215	43,529,263
Food Products — 2.2%
Standard Foods Corp.(b)	4,248,056	8,677,170
Uni-President Enterprises Corp.	31,860,189	77,732,417
		86,409,587
Household Durables — 0.2%
Nien Made Enterprise Co. Ltd.	1,062,000	8,418,304
Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	23,364,843	22,264,115
Insurance — 3.5%
Cathay Financial Holding Co. Ltd.	53,100,483	94,994,773
China Life Insurance Co. Ltd./Taiwan	17,669,250	18,547,066
Shin Kong Financial Holding Co. Ltd.(b)	60,534,205	24,244,796
		137,786,635
Leisure Products — 0.2%
Giant Manufacturing Co. Ltd.(b)	2,124,590	9,218,387
Machinery — 1.1%
Airtac International Group	1,062,000	18,254,426
Hiwin Technologies Corp.	1,844,862	26,169,129
		44,423,555
Marine — 0.2%
Evergreen Marine Corp. Taiwan Ltd.(a)	19,116,364	9,474,759
Metals & Mining — 1.7%
China Steel Corp.	83,898,977	66,085,338
Oil, Gas & Consumable Fuels — 0.9%
Formosa Petrochemical Corp.	8,496,950	34,456,867
Real Estate Management & Development — 0.6%
Highwealth Construction Corp.	7,434,790	11,265,773
Ruentex Development Co. Ltd.(a)(b)	8,900,127	10,738,434
		22,004,207
Semiconductors & Semiconductor Equipment — 32.3%
ASE Industrial Holding Co. Ltd.	22,833,432	57,919,024
Globalwafers Co. Ltd.	1,607,000	31,805,851
Macronix International(a)(b)	12,744,000	21,054,620
MediaTek Inc.	9,723,175	101,088,698
Nanya Technology Corp.	7,434,000	24,712,594
Novatek Microelectronics Corp.	4,248,544	19,213,915
Phison Electronics Corp.	1,062,698	9,771,650
Powertech Technology Inc.	5,310,036	15,844,241
Realtek Semiconductor Corp.	3,186,063	12,175,766
Taiwan Semiconductor Manufacturing Co. Ltd.	116,124,882	868,179,950
United Microelectronics Corp.(b)	82,836,501	46,033,334
Vanguard International Semiconductor Corp.(b)	7,434,000	16,276,568
Win Semiconductors Corp.	2,484,000	20,187,707
Winbond Electronics Corp.	22,302,000	14,924,323
		1,259,188,241
Specialty Retail — 0.5%
Hotai Motor Co. Ltd.	2,124,000	19,388,682
Technology Hardware, Storage & Peripherals — 8.5%
Acer Inc.	23,364,737	19,144,712

iShares® MSCI Taiwan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Advantech Co. Ltd.(b)	2,326,614	$ 15,763,651
Asustek Computer Inc.	4,874,857	44,174,146
Catcher Technology Co. Ltd.	4,625,743	53,804,764
Chicony Electronics Co. Ltd.	5,331,050	12,597,445
Compal Electronics Inc.	31,860,554	20,948,648
Foxconn Technology Co. Ltd.(b)	6,425,499	15,827,039
HTC Corp.(a)(b)	5,310,884	10,387,257
Inventec Corp.	20,178,868	16,332,211
Lite-On Technology Corp.(b)	15,983,071	20,858,037
Micro-Star International Co. Ltd.	5,310,000	22,153,430
Pegatron Corp.	13,806,037	29,168,171
Quanta Computer Inc.(b)	19,116,240	33,815,421
Wistron Corp.(b)	20,178,130	15,186,717
		330,161,649
Textiles, Apparel & Luxury Goods — 1.8%
Eclat Textile Co. Ltd.(b)	1,454,601	17,768,936
Feng TAY Enterprise Co. Ltd.(b)	3,186,476	14,144,863
Formosa Taffeta Co. Ltd.	7,434,515	8,275,322
Pou Chen Corp.	15,930,103	19,512,868
Ruentex Industries Ltd.	5,310,262	10,864,578
		70,566,567
Transportation Infrastructure — 0.3%
Taiwan High Speed Rail Corp.	14,694,000	11,353,440
Wireless Telecommunication Services — 1.8%
Far EasTone Telecommunications Co. Ltd.	11,682,259	29,789,049
Taiwan Mobile Co. Ltd.	10,620,609	38,992,273
		68,781,322
Total Common Stocks — 99.9% (Cost: $2,012,938,882)		3,892,387,963
Security	Shares	Value
Short-Term Investments
Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	207,305,838	$ 207,347,299
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	6,915,975	6,915,975
		214,263,274
Total Short-Term Investments — 5.5% (Cost: $214,228,608)		214,263,274
Total Investments in Securities — 105.4% (Cost: $2,227,167,490)		4,106,651,237
Other Assets, Less Liabilities — (5.4)%		(211,825,243)
Net Assets — 100.0%		$ 3,894,825,994

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	176,501,828	30,804,010	207,305,838	$207,347,299	$2,369,947 (a)	$ (17,500)	$ 2,921
BlackRock Cash Funds: Treasury, SL Agency Shares	22,826,941	(15,910,966)	6,915,975	6,915,975	66,732	—	—
				$214,263,274	$2,436,679	$ (17,500)	$ 2,921

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Taiwan Index	80	06/28/18	$ 3,159	$ (41,477)

iShares® MSCI Taiwan ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,892,387,961	$ —	$ 2	$3,892,387,963
Money Market Funds	214,263,274	—	—	214,263,274
	$4,106,651,235	$ —	$ 2	$4,106,651,237
Derivative financial instruments(a)
Liabilities
Futures Contracts	$ (41,477)	$ —	$ —	$ (41,477)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

iShares® MSCI Thailand ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Airlines — 0.4%
Bangkok Airways PCL, NVDR(a)	2,205,400	$ 1,040,998
Thai Airways International PCL, NVDR(b)	1,978,966	971,234
		2,012,232
Auto Components — 0.2%
Sri Trang Agro-Industry PCL, NVDR	2,280,245	890,999
Banks — 16.2%
Bangkok Bank PCL	741,300	4,472,363
Kasikornbank PCL, NVDR	1,907,600	11,419,362
Kasikornbank PCL	3,485,700	21,247,624
Kiatnakin Bank PCL, NVDR	1,119,373	2,405,655
Krung Thai Bank PCL, NVDR	10,465,300	5,725,000
Siam Commercial Bank PCL (The), NVDR	4,793,200	19,927,965
Thanachart Capital PCL, NVDR	1,776,400	2,859,788
Tisco Financial Group PCL, NVDR	962,110	2,496,253
TMB Bank PCL, NVDR	39,388,400	3,053,555
		73,607,565
Building Products — 0.2%
Dynasty Ceramic PCL, NVDR(a)	7,080,840	460,399
Vanachai Group PCL, NVDR(a)	1,280,200	346,162
		806,561
Chemicals — 6.2%
Eastern Polymer Group PCL, NVDR(a)	2,963,800	685,593
Global Green Chemicals PCL, NVDR(a)	591,100	256,839
Indorama Ventures PCL, NVDR	4,602,910	8,381,354
PTT Global Chemical PCL, NVDR	6,493,407	18,116,179
Vinythai PCL, NVDR(a)	747,100	618,886
		28,058,851
Construction & Engineering — 0.9%
CH Karnchang PCL, NVDR(a)	1,275,700	1,066,739
Italian-Thai Development PCL, NVDR(a)(b)	5,179,848	573,200
Sino-Thai Engineering & Construction PCL, NVDR(a)(b)	2,243,028	1,584,634
Unique Engineering & Construction PCL, NVDR(a)	1,604,300	737,205
		3,961,778
Construction Materials — 3.5%
Siam Cement PCL (The), NVDR	1,102,500	15,370,897
TPI Polene PCL, NVDR	9,136,800	539,811
		15,910,708
Consumer Finance — 1.2%
Group Lease PCL, NVDR(a)	87,100	17,289
Krungthai Card PCL, NVDR	68,000	741,857
Muangthai Capital PCL, NVDR(a)	1,905,100	1,861,031
Ratchthani Leasing PCL, NVDR(a)	3,230,149	782,546
Srisawad Corp PCL, NVDR(a)	1,683,718	1,855,301
		5,258,024
Containers & Packaging — 0.1%
Polyplex Thailand PCL, NVDR(a)	1,005,600	502,957
Diversified Telecommunication Services — 1.9%
Jasmine International PCL, NVDR	8,231,168	1,492,365
Thaicom PCL, NVDR(a)	1,364,700	398,873
True Corp. PCL, NVDR	29,921,418	6,687,657
		8,578,895
Electrical Equipment — 0.2%
Gunkul Engineering PCL, NVDR(a)	6,739,168	686,767
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.6%
Cal-Comp Electronics Thailand PCL, NVDR	5,648,012	$ 346,049
Delta Electronics Thailand PCL, NVDR	1,491,244	3,006,728
Hana Microelectronics PCL, NVDR(a)	1,686,100	1,805,218
KCE Electronics PCL, NVDR(a)	1,580,900	1,606,104
Samart Corp. PCL, NVDR	743,700	176,684
SVI PCL, NVDR(a)	4,195,415	545,574
		7,486,357
Food & Staples Retailing — 9.5%
Berli Jucker PCL, NVDR	3,579,200	6,377,443
CP ALL PCL, NVDR	14,650,700	36,981,683
		43,359,126
Food Products — 3.2%
Charoen Pokphand Foods PCL, NVDR	9,704,600	7,584,089
GFPT PCL, NVDR(a)	1,572,400	589,834
Ichitan Group PCL, NVDR	1,435,800	246,855
Khon Kaen Sugar Industry PCL, NVDR(a)	4,709,078	485,776
Taokaenoi Food & Marketing PCL, NVDR(a)	1,048,700	652,364
Thai Union Group PCL, NVDR	5,712,000	3,089,015
Thai Vegetable Oil PCL, NVDR	1,194,853	1,157,876
Thaifoods Group PCL, NVDR(a)	3,882,400	580,115
		14,385,924
Health Care Providers & Services — 4.6%
Bangkok Chain Hospital PCL, NVDR	3,671,625	1,882,296
Bangkok Dusit Medical Services PCL, NVDR	11,572,700	9,677,078
Bumrungrad Hospital PCL, NVDR	1,067,076	6,421,136
Chularat Hospital PCL, NVDR	14,908,900	1,081,233
Thonburi Healthcare Group PCL, NVDR	590,400	622,882
Vibhavadi Medical Center PCL, NVDR	15,914,500	1,283,508
		20,968,133
Hotels, Restaurants & Leisure — 1.7%
Erawan Group PCL (The), NVDR	3,743,800	953,797
Minor International PCL, NVDR	6,462,910	6,565,945
		7,519,742
Independent Power and Renewable Electricity Producers — 2.4%
BCPG PCL, NVDR(a)	1,801,800	1,103,947
CK Power PCL, NVDR(a)	5,601,260	696,875
Electricity Generating PCL, NVDR	393,800	2,966,733
Glow Energy PCL, NVDR	1,529,200	4,063,207
Inter Far East Energy Corp., NVDR(b)(c)	3,184,500	1
SPCG PCL, NVDR(a)	1,121,600	750,304
Super Energy Corp. PCL, NVDR(b)	32,935,450	1,523,741
Thai Solar Energy PCL, NVDR(a)	119,935	10,948
		11,115,756
Industrial Conglomerates — 0.1%
Thoresen Thai Agencies PCL, NVDR	2,718,089	666,990
Marine — 0.1%
Precious Shipping PCL, NVDR(a)(b)	1,683,700	626,322
Media — 1.2%
BEC World PCL, NVDR(a)	2,973,600	878,416
Major Cineplex Group PCL, NVDR(a)	1,310,100	1,105,742
Mono Technology PCL, NVDR	2,733,900	235,872
Plan B Media PCL, NVDR(a)	3,228,400	640,836
RS PCL, NVDR(a)(b)	1,374,000	807,477
VGI Global Media PCL, NVDR(a)	5,193,540	1,258,204
Workpoint Entertainment PCL, NVDR(a)	440,000	591,435
		5,517,982

iShares® MSCI Thailand ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multiline Retail — 0.6%
Robinson PCL, NVDR	1,496,800	$ 2,947,746
Oil, Gas & Consumable Fuels — 21.1%
Bangchak Corp. PCL, NVDR	1,036,800	1,174,867
Banpu PCL, NVDR	6,148,600	4,036,280
Energy Absolute PCL, NVDR(a)	3,588,200	4,346,444
Energy Earth PCL, NVDR(a)(b)(c)	4,419,400	2
Esso Thailand PCL, NVDR	3,618,100	1,662,584
IRPC PCL, NVDR	29,932,700	6,175,549
Prima Marine PCL, NVDR	1,077,500	282,932
PTT Exploration & Production PCL, NVDR	4,151,784	17,455,922
PTT PCL, NVDR	31,305,900	51,132,644
Siamgas & Petrochemicals PCL, NVDR(a)	2,240,800	696,967
Thai Oil PCL, NVDR	3,177,800	9,139,031
		96,103,222
Personal Products — 0.0%
Do Day Dream PCL, NVDR	106,400	222,845
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR(a)	1,042,600	1,352,545
Real Estate Management & Development — 6.4%
Amata Corp. PCL, NVDR(a)	1,569,800	1,128,647
Ananda Development PCL, NVDR(a)	4,539,800	618,741
AP Thailand PCL, NVDR(a)	2,866,786	824,459
Bangkok Land PCL, NVDR	30,541,800	1,909,459
Central Pattana PCL, NVDR	4,028,300	9,601,684
Golden Land Property Development PCL, NVDR	1,472,100	519,998
Land & Houses PCL, NVDR	7,878,500	2,733,709
LPN Development PCL, NVDR	1,757,347	532,862
Origin Property PCL, NVDR(a)	1,233,800	771,366
Platinum Group PCL (The), NVDR	2,566,100	649,747
Quality Houses PCL, NVDR(a)	13,037,931	1,328,654
Sansiri PCL, NVDR	16,840,637	915,996
SC Asset Corp. PCL, NVDR(a)	4,533,604	521,527
Siam Future Development PCL, NVDR(a)	2,657,228	730,966
Singha Estate PCL, NVDR(a)(b)	7,273,000	777,545
Supalai PCL, NVDR(a)(b)	1,820,700	1,437,095
U City PCL, NVDR(b)	842,327,900	789,929
Univentures PCL, NVDR(a)	2,046,700	553,422
WHA Corp. PCL, NVDR(a)	21,015,640	2,890,554
		29,236,360
Road & Rail — 1.2%
BTS Group Holdings PCL, NVDR	17,486,000	5,302,101
Specialty Retail — 2.7%
Beauty Community PCL, NVDR	5,634,400	3,082,276
Com7 PCL, NVDR(a)	1,105,800	632,577
Home Product Center PCL, NVDR	11,805,371	5,387,884
PTG Energy PCL, NVDR(a)	1,764,000	1,042,188
Siam Global House PCL, NVDR(a)	4,175,740	2,166,842
		12,311,767
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
MC Group PCL, NVDR(a)	1,113,200	$ 462,818
Transportation Infrastructure — 7.4%
Airports of Thailand PCL, NVDR	12,749,100	27,299,573
Bangkok Aviation Fuel Services PCL, NVDR(a)	586,100	687,051
Bangkok Expressway & Metro PCL, NVDR	22,397,253	5,741,090
		33,727,714
Water Utilities — 0.5%
TTW PCL, NVDR	4,182,366	1,621,173
WHA Utilities and Power PCL, NVDR(a)	4,109,600	822,177
		2,443,350
Wireless Telecommunication Services — 4.1%
Advanced Info Service PCL, NVDR	3,109,419	18,516,546
Total Common Stocks — 99.8% (Cost: $454,423,000)		454,548,683
Warrants
Electronic Equipment, Instruments & Components — 0.0%
Samart Corp. PCL, NVDR, (Expires 05/17/21)(b)	578,245	6,869
Total Warrants — 0.0% (Cost: $0)		6,869
Short-Term Investments
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	22,101,468	22,105,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	3,851,268	3,851,268
		25,957,156
Total Short-Term Investments — 5.7% (Cost: $25,953,406)		25,957,156
Total Investments in Securities — 105.5% (Cost: $480,376,406)		480,512,708
Other Assets, Less Liabilities — (5.5)%		(25,122,480)
Net Assets — 100.0%		$ 455,390,228

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI Thailand ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,082,493	7,018,975	22,101,468	$22,105,888	$ 782,811(a)	$ 296	$ (774)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,168,228	2,683,040	3,851,268	3,851,268	8,526	—	—
				$25,957,156	$791,337	$ 296	$ (774)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$454,548,680	$ —	$ 3	$454,548,683
Warrants	6,869	—	—	6,869
Money Market Funds	25,957,156	—	—	25,957,156
	$480,512,705	$ —	$ 3	$480,512,708
Portfolio Abbreviations - Equity
NVDR	Non-Voting Depositary Receipt

iShares® MSCI Turkey ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	955,702	$ 4,970,758
Airlines — 4.5%
Pegasus Hava Tasimaciligi AS(b)	186,344	1,094,052
Turk Hava Yollari AO(b)	2,862,000	10,502,000
		11,596,052
Auto Components — 0.2%
Goodyear Lastikleri TAS	101,680	73,278
Kordsa Teknik Tekstil AS(a)	307,596	467,076
		540,354
Automobiles — 3.4%
Ford Otomotiv Sanayi AS	364,055	5,134,937
Tofas Turk Otomobil Fabrikasi AS	648,724	3,574,276
		8,709,213
Banks — 27.3%
Akbank Turk AS	11,401,308	20,177,083
Albaraka Turk Katilim Bankasi AS(a)	1,676,211	502,407
Turkiye Garanti Bankasi AS	11,971,374	23,507,684
Turkiye Halk Bankasi AS	3,239,008	5,482,282
Turkiye Is Bankasi AS, Class C	8,162,246	10,721,217
Turkiye Sinai Kalkinma Bankasi AS	5,597,005	1,504,886
Turkiye Vakiflar Bankasi TAO, Class D	3,886,810	4,685,639
Yapi ve Kredi Bankasi AS(a)(b)	4,505,644	3,991,821
		70,573,019
Beverages — 3.5%
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,075,757	5,974,518
Coca-Cola Icecek AS	396,728	3,116,152
		9,090,670
Building Products — 0.7%
Trakya Cam Sanayii AS	2,060,597	1,816,525
Capital Markets — 0.3%
Verusa Holding AS(a)	129,060	691,172
Chemicals — 3.0%
Gubre Fabrikalari TAS(b)	101,075	71,060
Petkim Petrokimya Holding AS	3,891,670	4,039,662
Sasa Polyester Sanayi AS(a)(b)	629,415	1,474,546
Soda Sanayii AS	1,870,094	2,188,498
		7,773,766
Construction & Engineering — 1.4%
Tekfen Holding AS	1,057,607	3,528,892
Construction Materials — 0.5%
Akcansa Cimento AS	250,797	508,509
Cimsa Cimento Sanayi VE Ticaret AS(a)	281,993	696,056
		1,204,565
Containers & Packaging — 0.2%
Anadolu Cam Sanayii AS	992,788	560,125
Diversified Financial Services — 3.8%
Haci Omer Sabanci Holding AS	4,763,097	9,793,980
Diversified Telecommunication Services — 0.1%
Turk Telekomunikasyon AS(b)	146,065	190,893
Equity Real Estate Investment Trusts (REITs) — 1.6%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	9,083,937	4,144,123
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Is Gayrimenkul Yatirim Ortakligi AS	161,489	$ 35,590
		4,179,713
Food & Staples Retailing — 7.0%
BIM Birlesik Magazalar AS	1,101,685	16,813,780
Migros Ticaret AS(b)	277,912	1,217,008
		18,030,788
Food Products — 1.2%
Ulker Biskuvi Sanayi AS	800,111	3,085,862
Gas Utilities — 0.4%
Aygaz AS(a)	392,399	1,047,274
Health Care Providers & Services — 0.8%
MLP Saglik Hizmetleri AS(b)(c)	434,084	1,530,671
Selcuk Ecza Deposu Ticaret ve Sanayi AS	816,404	698,112
		2,228,783
Household Durables — 2.1%
Arcelik AS(a)	1,228,328	4,499,181
Vestel Elektronik Sanayi ve Ticaret AS(a)(b)	438,083	855,417
		5,354,598
Independent Power and Renewable Electricity Producers — 0.6%
Aksa Enerji Uretim AS(a)(b)	800,960	716,679
Zorlu Enerji Elektrik Uretim AS(b)	2,972,189	969,452
		1,686,131
Industrial Conglomerates — 7.5%
AG Anadolu Grubu Holding AS(a)	504,839	2,503,361
Alarko Holding AS(a)	408,859	429,814
Dogan Sirketler Grubu Holding AS(a)(b)	5,424,822	1,123,832
Enka Insaat ve Sanayi AS	1	1
KOC Holding AS	3,944,183	12,143,438
Turkiye Sise ve Cam Fabrikalari AS	3,629,972	3,184,010
		19,384,456
Insurance — 0.9%
Anadolu Anonim Turk Sigorta Sirketi	1,030,759	1,019,980
Anadolu Hayat Emeklilik AS	451,459	810,894
AvivaSA Emeklilik ve Hayat AS(a)	123,173	459,851
		2,290,725
Machinery — 0.6%
Otokar Otomotiv Ve Savunma Sanayi AS(a)	43,824	746,103
Turk Traktor ve Ziraat Makineleri AS	69,923	903,037
		1,649,140
Media — 0.0%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(b)	151,447	75,098
Metals & Mining — 10.5%
Borusan Mannesmann Boru Sanayi ve Ticaret AS(a)	221,839	446,861
Eregli Demir ve Celik Fabrikalari TAS	7,255,377	17,956,755
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(b)	1,069,408	855,536
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	3,436,935	3,605,508
Koza Altin Isletmeleri AS(b)	238,015	2,506,332
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	1,010,943	1,882,658
		27,253,650
Oil, Gas & Consumable Fuels — 6.2%
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(a)(b)	545,436	805,391
Tupras Turkiye Petrol Rafinerileri AS	649,310	15,182,931
		15,988,322

iShares® MSCI Turkey ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Personal Products — 0.3%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	900,271	$ 680,543
Software — 0.3%
Logo Yazilim Sanayi Ve Ticaret AS(a)(b)	85,150	900,770
Textiles, Apparel & Luxury Goods — 1.2%
Aksa Akrilik Kimya Sanayii AS	435,314	1,107,125
Mavi Giyim Sanayi Ve Ticaret AS, Class B(c)	187,775	2,016,198
		3,123,323
Transportation Infrastructure — 1.8%
TAV Havalimanlari Holding AS	943,407	4,561,670
Wireless Telecommunication Services — 5.8%
Turkcell Iletisim Hizmetleri AS	5,704,186	15,085,617
Total Common Stocks — 99.6% (Cost: $466,384,903)		257,646,447
Short-Term Investments
Money Market Funds — 5.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(d)(e)(f)	14,161,375	14,164,208
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(d)(e)	556,096	$ 556,096
		14,720,304
Total Short-Term Investments — 5.7% (Cost: $14,718,096)		14,720,304
Total Investments in Securities — 105.3% (Cost: $481,102,999)		272,366,751
Other Assets, Less Liabilities — (5.3)%		(13,767,341)
Net Assets — 100.0%		$ 258,599,410

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	15,951,030	(1,789,655)	14,161,375	$14,164,208	$808,302 (a)	$ (185)	$ (1,722)
BlackRock Cash Funds: Treasury, SL Agency Shares	100,988	455,108	556,096	556,096	1,564	—	—
				$14,720,304	$809,866	$ (185)	$ (1,722)

(a)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$257,646,447	$ —	$ —	$257,646,447
Money Market Funds	14,720,304	—	—	14,720,304
	$272,366,751	$ —	$ —	$272,366,751

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Arconic Inc.	13,698	$ 241,770
Boeing Co. (The)	703	247,568
General Dynamics Corp.	1,213	244,674
Harris Corp.	1,651	248,426
Huntington Ingalls Industries Inc.	1,123	248,262
L3 Technologies Inc.	1,275	252,871
Lockheed Martin Corp.	787	247,543
Northrop Grumman Corp.	761	249,037
Raytheon Co.	1,195	250,353
Rockwell Collins Inc.	1,828	251,368
Spirit AeroSystems Holdings Inc., Class A	2,914	246,845
Textron Inc.	3,793	252,538
TransDigm Group Inc.	756	252,587
United Technologies Corp.	1,987	248,017
		3,481,859
Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	2,861	248,907
Expeditors International of Washington Inc.	3,420	254,722
FedEx Corp.	1,004	250,116
United Parcel Service Inc., Class B	2,186	253,838
XPO Logistics Inc.(a)	2,320	244,180
		1,251,763
Airlines — 0.6%
American Airlines Group Inc.	5,621	244,738
Delta Air Lines Inc.	4,519	244,252
Southwest Airlines Co.	4,776	243,958
United Continental Holdings Inc.(a)	3,522	245,096
		978,044
Auto Components — 0.8%
Aptiv PLC	2,585	252,037
Autoliv Inc.	1,710	253,029
BorgWarner Inc.	4,906	239,315
Goodyear Tire & Rubber Co. (The)	10,022	244,837
Lear Corp.	1,271	251,658
		1,240,876
Automobiles — 0.7%
Ford Motor Co.	21,934	253,338
General Motors Co.	6,592	281,478
Harley-Davidson Inc.	5,967	245,124
Tesla Inc.(a)(b)	905	257,681
		1,037,621
Banks — 3.5%
Bank of America Corp.	8,371	243,094
BB&T Corp.	4,606	241,815
CIT Group Inc.	4,888	244,058
Citigroup Inc.	3,689	246,019
Citizens Financial Group Inc.	6,082	248,450
Comerica Inc.	2,569	242,231
East West Bancorp. Inc.	3,585	249,086
Fifth Third Bancorp.	8,050	246,169
First Republic Bank/CA	2,527	251,689
Huntington Bancshares Inc./OH	16,719	248,611
JPMorgan Chase & Co.	2,281	244,090
KeyCorp.	12,598	244,905
M&T Bank Corp.	1,410	242,633
People's United Financial Inc.	13,457	247,743
PNC Financial Services Group Inc. (The)(c)	1,704	244,371
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	13,280	$ 242,227
Signature Bank/New York NY(a)	1,939	247,203
SunTrust Banks Inc.	3,661	247,154
SVB Financial Group(a)	790	246,583
U.S. Bancorp.	4,995	249,700
Wells Fargo & Co.	4,599	248,300
Zions BanCorp.	4,425	242,534
		5,408,665
Beverages — 1.1%
Brown-Forman Corp., Class B, NVS	4,445	251,409
Coca-Cola Co. (The)	5,954	256,022
Constellation Brands Inc., Class A	1,166	260,111
Dr Pepper Snapple Group Inc.	2,098	250,291
Molson Coors Brewing Co., Class B	4,110	253,382
Monster Beverage Corp.(a)	5,084	260,098
PepsiCo Inc.	2,517	252,329
		1,783,642
Biotechnology — 2.3%
AbbVie Inc.	2,498	247,152
Alexion Pharmaceuticals Inc.(a)	2,144	248,983
Alkermes PLC(a)	5,516	260,355
Alnylam Pharmaceuticals Inc.(a)(b)	2,525	251,162
Amgen Inc.	1,416	254,342
Biogen Inc.(a)	882	259,273
BioMarin Pharmaceutical Inc.(a)	2,730	246,628
Celgene Corp.(a)	3,211	252,642
Gilead Sciences Inc.	3,747	252,548
Incyte Corp.(a)(b)	3,689	251,848
Regeneron Pharmaceuticals Inc.(a)	859	257,975
Seattle Genetics Inc.(a)(b)	4,525	273,717
United Therapeutics Corp.(a)	2,437	259,735
Vertex Pharmaceuticals Inc.(a)	1,603	246,862
		3,563,222
Building Products — 1.1%
Allegion PLC	3,204	244,882
AO Smith Corp.	3,916	246,982
Fortune Brands Home & Security Inc.	4,391	246,642
Johnson Controls International PLC	7,288	244,585
Lennox International Inc.	1,218	247,632
Masco Corp.	6,661	248,256
Owens Corning	3,918	247,696
		1,726,675
Capital Markets — 3.8%
Affiliated Managers Group Inc.	1,546	246,216
Ameriprise Financial Inc.	1,775	246,068
Bank of New York Mellon Corp. (The)	4,441	243,145
BlackRock Inc.(c)	467	249,485
Cboe Global Markets Inc.	2,449	238,924
Charles Schwab Corp. (The)	4,406	245,062
CME Group Inc.	1,582	257,708
E*TRADE Financial Corp.(a)	3,936	249,346
Eaton Vance Corp., NVS	4,592	247,050
Franklin Resources Inc.	7,419	249,056
Goldman Sachs Group Inc. (The)	1,074	242,595
Intercontinental Exchange Inc.	3,563	252,581
Invesco Ltd.	8,937	244,159
Moody's Corp.	1,451	247,497
Morgan Stanley	4,762	238,767
MSCI Inc.	1,584	257,511

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Nasdaq Inc.	2,721	$ 249,951
Northern Trust Corp.	2,368	242,767
Raymond James Financial Inc.	2,538	245,069
S&P Global Inc.	1,260	248,850
SEI Investments Co.	3,878	247,339
State Street Corp.	2,513	241,524
T Rowe Price Group Inc.	2,080	252,554
TD Ameritrade Holding Corp.	4,196	248,403
		5,931,627
Chemicals — 2.8%
Air Products & Chemicals Inc.	1,530	246,957
Albemarle Corp.	2,663	248,911
Axalta Coating Systems Ltd.(a)(b)	7,794	242,471
Celanese Corp., Series A	2,206	249,101
CF Industries Holdings Inc.	6,060	249,308
Chemours Co. (The)	4,983	244,117
DowDuPont Inc.	3,842	246,311
Eastman Chemical Co.	2,376	247,841
Ecolab Inc.	1,745	248,854
FMC Corp.	2,815	245,158
International Flavors & Fragrances Inc.	2,013	245,848
LyondellBasell Industries NV, Class A	2,219	248,794
Monsanto Co.	1,996	254,410
Mosaic Co. (The)	9,048	248,730
PPG Industries Inc.	2,442	246,447
Praxair Inc.	1,607	251,110
Sherwin-Williams Co. (The)	644	244,237
Westlake Chemical Corp.	2,135	247,084
		4,455,689
Commercial Services & Supplies — 1.1%
Cintas Corp.	1,396	254,421
Copart Inc.(a)	4,654	255,179
Republic Services Inc.	3,729	251,446
Rollins Inc.	5,037	250,691
Stericycle Inc.(a)	3,988	253,238
Waste Connections Inc.	3,304	254,012
Waste Management Inc.	3,043	251,687
		1,770,674
Communications Equipment — 1.1%
Arista Networks Inc.(a)	987	248,290
Cisco Systems Inc.	5,818	248,487
CommScope Holding Co. Inc.(a)	8,523	249,894
F5 Networks Inc.(a)	1,444	249,971
Juniper Networks Inc.	9,271	246,979
Motorola Solutions Inc.	2,283	245,057
Palo Alto Networks Inc.(a)	1,206	250,957
		1,739,635
Construction & Engineering — 0.3%
Fluor Corp.	5,202	253,545
Jacobs Engineering Group Inc.	3,967	257,062
		510,607
Construction Materials — 0.3%
Martin Marietta Materials Inc.	1,160	258,529
Vulcan Materials Co.	1,983	253,309
		511,838
Consumer Finance — 0.8%
Ally Financial Inc.	9,389	240,828
American Express Co.	2,497	245,455
Security	Shares	Value
Consumer Finance (continued)
Capital One Financial Corp.	2,663	$ 250,322
Discover Financial Services	3,322	245,363
Synchrony Financial	7,090	245,527
		1,227,495
Containers & Packaging — 1.1%
Avery Dennison Corp.	2,327	244,405
Ball Corp.	6,580	243,131
Crown Holdings Inc.(a)	5,541	240,147
International Paper Co.	4,664	249,524
Packaging Corp. of America	2,105	247,337
Sealed Air Corp.	5,516	240,277
WestRock Co.	4,210	247,885
		1,712,706
Distributors — 0.3%
Genuine Parts Co.	2,760	250,581
LKQ Corp.(a)	8,207	260,736
		511,317
Diversified Consumer Services — 0.2%
H&R Block Inc.	9,039	248,121
Diversified Financial Services — 0.5%
Berkshire Hathaway Inc., Class B(a)	1,300	248,989
Jefferies Financial Group Inc.	10,863	237,682
Voya Financial Inc.	4,753	246,871
		733,542
Diversified Telecommunication Services — 0.6%
AT&T Inc.	7,766	250,997
CenturyLink Inc.	13,892	253,112
Verizon Communications Inc.	5,200	247,884
Zayo Group Holdings Inc.(a)	7,248	252,231
		1,004,224
Electric Utilities — 2.6%
Alliant Energy Corp.	6,189	256,348
American Electric Power Co. Inc.	3,756	255,220
Duke Energy Corp.	3,330	256,943
Edison International	4,009	249,199
Entergy Corp.	3,166	256,161
Eversource Energy	4,487	256,118
Exelon Corp.	6,208	256,949
FirstEnergy Corp.	7,404	254,846
NextEra Energy Inc.	1,554	257,669
OGE Energy Corp.	7,341	257,082
PG&E Corp.	5,653	244,945
Pinnacle West Capital Corp.	3,237	257,698
PPL Corp.	9,197	251,262
Southern Co. (The)	5,671	254,628
Westar Energy Inc.	4,496	254,923
Xcel Energy Inc.	5,587	254,320
		4,074,311
Electrical Equipment — 0.9%
Acuity Brands Inc.	2,111	249,626
AMETEK Inc.	3,362	245,527
Eaton Corp. PLC	3,225	246,971
Emerson Electric Co.	3,483	246,736
Rockwell Automation Inc.	1,418	248,731
Sensata Technologies Holding PLC(a)	4,848	247,684
		1,485,275

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	2,893	$ 251,488
Arrow Electronics Inc.(a)	3,402	252,156
Avnet Inc.	6,524	248,695
CDW Corp./DE	3,129	250,476
Cognex Corp.	5,405	247,063
Corning Inc.	9,330	253,496
Flex Ltd.(a)	18,046	250,659
FLIR Systems Inc.	4,690	252,791
IPG Photonics Corp.(a)	1,010	243,683
Keysight Technologies Inc.(a)	4,737	278,251
TE Connectivity Ltd.	2,682	249,641
Trimble Inc.(a)	7,280	240,677
		3,019,076
Energy Equipment & Services — 1.0%
Baker Hughes a GE Co.	7,275	251,642
Halliburton Co.	5,030	250,192
Helmerich & Payne Inc.	3,793	251,779
National Oilwell Varco Inc.	6,119	253,449
Schlumberger Ltd.	3,680	252,706
TechnipFMC PLC	8,084	251,817
		1,511,585
Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities Inc.	2,044	255,337
American Tower Corp.	1,852	256,261
AvalonBay Communities Inc.	1,561	258,408
Boston Properties Inc.	2,109	256,813
Camden Property Trust	2,949	259,512
Crown Castle International Corp.	2,457	255,897
Digital Realty Trust Inc.(b)	2,369	254,620
Duke Realty Corp.	9,036	254,092
Equinix Inc.(b)	651	258,349
Equity Residential	4,088	261,591
Essex Property Trust Inc.	1,078	257,674
Extra Space Storage Inc.(b)	2,653	255,351
Federal Realty Investment Trust	2,159	256,684
GGP Inc.	12,285	249,140
HCP Inc.	10,734	257,294
Host Hotels & Resorts Inc.	11,710	253,287
Invitation Homes Inc.	11,570	254,656
Iron Mountain Inc.	7,653	254,768
Kimco Realty Corp.(b)	16,842	260,377
Liberty Property Trust	5,877	259,822
Macerich Co. (The)(b)	4,611	256,510
Mid-America Apartment Communities Inc.	2,758	258,039
National Retail Properties Inc.	6,200	256,866
Prologis Inc.	3,920	252,252
Public Storage	1,211	256,538
Realty Income Corp.	4,778	254,668
Regency Centers Corp.	4,368	253,694
SBA Communications Corp.(a)	1,599	252,754
Simon Property Group Inc.	1,583	253,628
SL Green Realty Corp.	2,634	256,868
UDR Inc.	7,106	259,156
Ventas Inc.	4,708	257,339
VEREIT Inc.	35,608	254,953
Vornado Realty Trust	3,734	260,297
Welltower Inc.	4,439	255,908
Weyerhaeuser Co.	6,832	255,039
		9,224,442
Security	Shares	Value
Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,273	$ 252,360
Kroger Co. (The)	10,258	249,577
Sysco Corp.	3,883	252,511
Walgreens Boots Alliance Inc.	3,974	247,938
Walmart Inc.	3,062	252,737
		1,255,123
Food Products — 2.2%
Archer-Daniels-Midland Co.	5,667	247,761
Bunge Ltd.	3,610	251,075
Campbell Soup Co.	7,297	245,471
Conagra Brands Inc.	6,748	250,081
General Mills Inc.	5,921	250,399
Hershey Co. (The)	2,743	246,980
Hormel Foods Corp.	7,040	252,666
Ingredion Inc.	2,222	247,509
JM Smucker Co. (The)	2,301	247,357
Kellogg Co.	3,870	249,189
Kraft Heinz Co. (The)	4,370	251,188
McCormick & Co. Inc./MD, NVS	2,441	246,541
Mondelez International Inc., Class A	6,378	250,464
Tyson Foods Inc., Class A	3,628	244,781
		3,481,462
Gas Utilities — 0.3%
Atmos Energy Corp.	2,877	256,657
UGI Corp.	5,060	255,378
		512,035
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	4,048	249,073
ABIOMED Inc.(a)	640	243,930
Align Technology Inc.(a)	793	263,236
Baxter International Inc.	3,481	246,594
Becton Dickinson and Co.	1,128	249,954
Boston Scientific Corp.(a)	8,329	253,118
Cooper Companies Inc. (The)(b)	1,108	250,752
Danaher Corp.	2,472	245,420
DENTSPLY SIRONA Inc.	5,421	237,494
Edwards Lifesciences Corp.(a)	1,856	254,847
Hologic Inc.(a)	6,487	245,792
IDEXX Laboratories Inc.(a)	1,239	257,972
Intuitive Surgical Inc.(a)	553	254,198
Medtronic PLC	2,925	252,486
ResMed Inc.	2,448	251,679
Stryker Corp.	1,453	252,851
Teleflex Inc.	949	253,535
Varian Medical Systems Inc.(a)	2,130	251,063
Zimmer Biomet Holdings Inc.	2,273	253,462
		4,767,456
Health Care Providers & Services — 2.7%
Aetna Inc.	1,414	249,048
AmerisourceBergen Corp.	2,953	242,559
Anthem Inc.	1,086	240,462
Cardinal Health Inc.	4,814	250,761
Centene Corp.(a)	2,132	249,785
Cigna Corp.	1,435	243,046
CVS Health Corp.	3,823	242,340
DaVita Inc.(a)	3,719	248,578
Express Scripts Holding Co.(a)	3,275	248,278
HCA Healthcare Inc.	2,435	251,146
Henry Schein Inc.(a)	3,585	248,082

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Humana Inc.	858	$ 249,661
Laboratory Corp. of America Holdings(a)	1,386	250,298
McKesson Corp.	1,731	245,698
Quest Diagnostics Inc.	2,386	254,180
UnitedHealth Group Inc.	1,031	248,997
Universal Health Services Inc., Class B	2,164	248,817
		4,211,736
Health Care Technology — 0.3%
Cerner Corp.(a)	4,212	251,372
Veeva Systems Inc., Class A(a)	3,277	253,509
		504,881
Hotels, Restaurants & Leisure — 2.7%
Aramark	6,518	253,029
Carnival Corp.	3,929	244,698
Chipotle Mexican Grill Inc.(a)	589	253,376
Darden Restaurants Inc.	2,873	251,129
Domino's Pizza Inc.	1,008	253,492
Hilton Worldwide Holdings Inc.	3,085	248,990
Las Vegas Sands Corp.	3,182	256,501
Marriott International Inc./MD, Class A	1,830	247,709
McDonald's Corp.	1,547	247,535
MGM Resorts International	8,027	252,449
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,664	244,114
Royal Caribbean Cruises Ltd.	2,299	241,349
Starbucks Corp.	4,359	247,025
Vail Resorts Inc.	1,046	251,866
Wyndham Worldwide Corp.	2,339	253,641
Wynn Resorts Ltd.	1,300	254,813
Yum! Brands Inc.	3,059	248,789
		4,250,505
Household Durables — 1.6%
DR Horton Inc.	5,918	249,799
Garmin Ltd.	4,169	250,515
Leggett & Platt Inc.	6,064	250,443
Lennar Corp., Class A	4,729	244,678
Mohawk Industries Inc.(a)	1,183	241,379
Newell Brands Inc.	9,994	235,659
NVR Inc.(a)	83	248,215
PulteGroup Inc.	8,286	250,652
Toll Brothers Inc.	6,192	244,522
Whirlpool Corp.(b)	1,671	241,877
		2,457,739
Household Products — 0.8%
Church & Dwight Co. Inc.	5,324	249,962
Clorox Co. (The)	2,060	248,910
Colgate-Palmolive Co.	3,960	249,836
Kimberly-Clark Corp.	2,394	241,435
Procter & Gamble Co. (The)	3,397	248,558
		1,238,701
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp./VA	20,343	259,373
Vistra Energy Corp.(a)	10,541	258,571
		517,944
Industrial Conglomerates — 0.6%
3M Co.	1,268	250,088
General Electric Co.	17,256	242,964
Honeywell International Inc.	1,676	247,897
Security	Shares	Value
Industrial Conglomerates (continued)
Roper Technologies Inc.	904	$ 249,314
		990,263
Insurance — 5.2%
Aflac Inc.	5,568	250,894
Alleghany Corp.	438	249,905
Allstate Corp. (The)	2,645	247,255
American Financial Group Inc./OH	2,276	250,087
American International Group Inc.	4,737	250,066
Aon PLC	1,775	248,269
Arch Capital Group Ltd.(a)(b)	3,195	250,648
Arthur J Gallagher & Co.	3,734	247,490
Assurant Inc.	2,616	244,204
Athene Holding Ltd., Class A, NVS(a)	5,366	239,699
Axis Capital Holdings Ltd.	4,390	249,572
Brighthouse Financial Inc.(a)	5,229	246,338
Chubb Ltd.	1,891	247,135
Cincinnati Financial Corp.	3,585	248,691
Everest Re Group Ltd.	1,110	250,072
FNF Group	6,624	244,823
Hartford Financial Services Group Inc. (The)	4,771	249,666
Lincoln National Corp.	3,665	242,953
Loews Corp.	5,077	248,113
Markel Corp.(a)	222	243,552
Marsh & McLennan Companies Inc.	3,105	249,549
MetLife Inc.	5,290	243,287
Principal Financial Group Inc.	4,336	241,949
Progressive Corp. (The)	4,049	251,402
Prudential Financial Inc.	2,524	244,424
Reinsurance Group of America Inc.	1,683	251,508
RenaissanceRe Holdings Ltd.	2,022	248,241
Torchmark Corp.	2,946	249,909
Travelers Companies Inc. (The)	1,927	247,658
Unum Group	6,525	253,235
Willis Towers Watson PLC	1,626	245,770
WR Berkley Corp.	3,291	251,663
XL Group Ltd.	4,537	252,166
		8,180,193
Internet & Direct Marketing Retail — 1.0%
Amazon.com Inc.(a)	157	255,850
Booking Holdings Inc.(a)	120	253,071
Expedia Group Inc.	2,143	259,367
Netflix Inc.(a)	719	252,800
Qurate Retail Inc., Class A(a)	11,959	243,127
TripAdvisor Inc.(a)	5,102	266,018
		1,530,233
Internet Software & Services — 1.6%
Akamai Technologies Inc.(a)	3,300	248,754
Alphabet Inc., Class A(a)	114	125,400
Alphabet Inc., Class C, NVS(a)	120	130,199
eBay Inc.(a)	6,654	250,989
Facebook Inc., Class A(a)	1,365	261,780
GoDaddy Inc., Class A(a)	3,555	254,502
IAC/InterActiveCorp.(a)	1,657	257,067
MercadoLibre Inc.	802	233,246
Twitter Inc.(a)	7,507	260,493
VeriSign Inc.(a)	1,965	256,314
Zillow Group Inc., Class C, NVS(a)(b)	4,496	262,252
		2,540,996

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services — 3.9%
Accenture PLC, Class A	1,618	$ 251,987
Alliance Data Systems Corp.	1,185	249,822
Automatic Data Processing Inc.	1,932	251,199
Broadridge Financial Solutions Inc.	2,178	251,450
Cognizant Technology Solutions Corp., Class A	3,331	250,991
DXC Technology Co.	2,680	246,855
Fidelity National Information Services Inc.	2,440	249,417
First Data Corp., Class A(a)	13,094	248,786
Fiserv Inc.(a)	3,518	255,407
FleetCor Technologies Inc.(a)	1,249	248,988
Gartner Inc.(a)	1,932	256,454
Global Payments Inc.	2,260	251,222
International Business Machines Corp.	1,758	248,423
Jack Henry & Associates Inc.	2,079	260,000
Leidos Holdings Inc.	4,190	251,651
Mastercard Inc., Class A	1,321	251,148
Paychex Inc.	3,828	251,040
PayPal Holdings Inc.(a)	3,118	255,894
Sabre Corp.	10,541	258,360
Square Inc., Class A(a)	4,527	263,698
Total System Services Inc.	2,931	249,692
Visa Inc., Class A(b)	1,923	251,374
Western Union Co. (The)	12,623	251,071
Worldpay Inc., Class A(a)	3,192	253,668
		6,058,597
Leisure Products — 0.5%
Hasbro Inc.	2,881	249,927
Mattel Inc.(b)	16,576	257,259
Polaris Industries Inc.	2,222	248,642
		755,828
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	3,998	247,556
Illumina Inc.(a)	948	258,273
IQVIA Holdings Inc.(a)	2,524	249,699
Mettler-Toledo International Inc.(a)	455	250,587
Thermo Fisher Scientific Inc.	1,187	247,217
Waters Corp.(a)	1,324	255,029
		1,508,361
Machinery — 3.0%
AGCO Corp.	3,742	237,991
Caterpillar Inc.	1,620	246,094
Cummins Inc.	1,723	245,338
Deere & Co.	1,588	237,422
Dover Corp.	3,190	246,300
Flowserve Corp.	5,971	246,841
Fortive Corp.	3,343	243,003
IDEX Corp.	1,807	250,595
Illinois Tool Works Inc.	1,712	246,014
Ingersoll-Rand PLC	2,811	246,075
Middleby Corp. (The)(a)	2,428	241,877
PACCAR Inc.	3,906	243,070
Parker-Hannifin Corp.	1,425	243,533
Pentair PLC	5,606	244,646
Snap-on Inc.	1,669	246,712
Stanley Black & Decker Inc.	1,722	239,771
WABCO Holdings Inc.(a)	2,005	242,465
Wabtec Corp./DE(b)	2,594	252,941
Xylem Inc./NY	3,536	248,934
		4,649,622
Security	Shares	Value
Media — 2.9%
CBS Corp., Class B, NVS	4,953	$ 249,483
Charter Communications Inc., Class A(a)	934	243,811
Comcast Corp., Class A	7,951	247,912
Discovery Inc., Class A(a)(b)	3,975	83,833
Discovery Inc., Class C, NVS(a)	7,812	154,443
DISH Network Corp., Class A(a)	8,221	242,931
Interpublic Group of Companies Inc. (The)	10,967	247,854
Liberty Broadband Corp., Class C, NVS(a)	3,541	243,869
Liberty Global PLC, Series A(a)(b)	2,383	67,939
Liberty Global PLC, Series C, NVS(a)	6,621	183,269
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	8,189	258,609
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	1,802	83,343
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	3,692	170,533
Live Nation Entertainment Inc.(a)	5,821	248,149
News Corp., Class A, NVS	16,204	243,546
Omnicom Group Inc.	3,508	252,857
Sirius XM Holdings Inc.(b)	36,325	257,907
Time Warner Inc.	2,681	252,443
Twenty-First Century Fox Inc., Class A, NVS	4,584	176,713
Twenty-First Century Fox Inc., Class B	1,910	72,905
Viacom Inc., Class B, NVS	9,180	248,778
Walt Disney Co. (The)	2,470	245,691
		4,476,818
Metals & Mining — 0.6%
Freeport-McMoRan Inc.	14,781	249,799
Newmont Mining Corp.	6,401	249,191
Nucor Corp.	3,947	253,358
Steel Dynamics Inc.	5,106	252,389
		1,004,737
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	13,225	248,895
Annaly Capital Management Inc.	24,136	251,738
		500,633
Multi-Utilities — 1.8%
Ameren Corp.	4,288	253,807
CenterPoint Energy Inc.	9,717	253,905
CMS Energy Corp.	5,534	255,283
Consolidated Edison Inc.	3,326	255,204
Dominion Energy Inc.	3,934	252,523
DTE Energy Co.	2,471	253,105
NiSource Inc.	10,058	254,467
Public Service Enterprise Group Inc.	4,818	255,258
SCANA Corp.	7,050	255,915
Sempra Energy	2,400	255,672
WEC Energy Group Inc.	4,038	255,000
		2,800,139
Multiline Retail — 0.9%
Dollar General Corp.	2,599	227,361
Dollar Tree Inc.(a)	2,652	219,029
Kohl's Corp.	3,867	258,122
Macy's Inc.	7,397	258,229
Nordstrom Inc.	5,160	252,995
Target Corp.	3,545	258,395
		1,474,131
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	3,735	260,703
Andeavor	1,788	258,241
Antero Resources Corp.(a)	13,818	264,062
Apache Corp.	6,427	257,080

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	11,220	$ 256,377
Cheniere Energy Inc.(a)	4,061	270,544
Chevron Corp.	2,066	256,804
Cimarex Energy Co.	2,742	254,787
Concho Resources Inc.(a)	1,809	248,394
ConocoPhillips	3,856	259,856
Continental Resources Inc./OK(a)(b)	3,900	262,626
Devon Energy Corp.	6,221	258,607
Diamondback Energy Inc.	2,098	253,354
EOG Resources Inc.	2,144	252,585
EQT Corp.	5,026	259,040
Exxon Mobil Corp.	3,207	260,537
Hess Corp.	4,267	257,812
HollyFrontier Corp.	3,473	268,046
Kinder Morgan Inc./DE	15,888	265,012
Marathon Oil Corp.	12,190	261,232
Marathon Petroleum Corp.	3,279	259,139
Newfield Exploration Co.(a)	9,013	263,540
Noble Energy Inc.	7,144	255,041
Occidental Petroleum Corp.	3,064	257,989
ONEOK Inc.	3,832	261,189
Parsley Energy Inc., Class A(a)	8,581	252,968
Phillips 66	2,184	254,414
Pioneer Natural Resources Co.	1,324	255,664
Plains GP Holdings LP, Class A	10,648	261,621
Targa Resources Corp.	5,396	262,407
Valero Energy Corp.	2,126	257,671
Williams Companies Inc. (The)	9,354	251,248
		8,278,590
Personal Products — 0.3%
Coty Inc., Class A	18,468	244,701
Estee Lauder Companies Inc. (The), Class A	1,674	250,163
		494,864
Pharmaceuticals — 1.8%
Allergan PLC	1,639	247,161
Bristol-Myers Squibb Co.	4,784	251,734
Eli Lilly & Co.	3,050	259,372
Jazz Pharmaceuticals PLC(a)	1,530	258,570
Johnson & Johnson	2,078	248,570
Merck & Co. Inc.	4,272	254,312
Mylan NV(a)	6,411	246,567
Nektar Therapeutics(a)	3,157	253,413
Perrigo Co. PLC	3,355	245,452
Pfizer Inc.	7,076	254,241
Zoetis Inc.	3,017	252,523
		2,771,915
Professional Services — 1.3%
CoStar Group Inc.(a)	663	252,749
Equifax Inc.	2,191	249,686
IHS Markit Ltd.(a)	5,054	249,061
ManpowerGroup Inc.	2,732	245,880
Nielsen Holdings PLC	8,415	253,881
Robert Half International Inc.	3,968	252,682
TransUnion	3,694	253,408
Verisk Analytics Inc.(a)	2,379	252,745
		2,010,092
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	5,308	245,176
Security	Shares	Value
Real Estate Management & Development (continued)
Jones Lang LaSalle Inc.	1,484	$ 243,020
		488,196
Road & Rail — 1.3%
AMERCO	713	230,256
CSX Corp.	3,903	252,329
JB Hunt Transport Services Inc.	1,966	251,845
Kansas City Southern	2,253	241,409
Knight-Swift Transportation Holdings Inc.	6,241	253,884
Norfolk Southern Corp.	1,650	250,222
Old Dominion Freight Line Inc.	1,637	255,307
Union Pacific Corp.	1,740	248,402
		1,983,654
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices Inc.(a)	18,645	255,996
Analog Devices Inc.	2,645	257,041
Applied Materials Inc.	4,965	252,123
Broadcom Inc.	1,010	254,591
Intel Corp.	4,554	251,381
KLA-Tencor Corp.	2,208	250,012
Lam Research Corp.	1,250	247,725
Marvell Technology Group Ltd.	11,225	241,787
Maxim Integrated Products Inc.	4,266	250,201
Microchip Technology Inc.	2,635	256,596
Micron Technology Inc.(a)	4,115	236,983
NVIDIA Corp.	1,013	255,468
ON Semiconductor Corp.(a)	9,766	245,420
Qorvo Inc.(a)	3,098	248,614
QUALCOMM Inc.	4,210	244,685
Skyworks Solutions Inc.	2,515	248,004
Texas Instruments Inc.	2,263	253,252
Xilinx Inc.	3,626	246,967
		4,496,846
Software — 3.9%
Activision Blizzard Inc.	3,533	250,525
Adobe Systems Inc.(a)	1,037	258,503
ANSYS Inc.(a)	1,553	252,828
Autodesk Inc.(a)(b)	1,902	245,548
CA Inc.	7,124	254,612
Cadence Design Systems Inc.(a)	5,977	253,724
CDK Global Inc.	3,960	254,826
Citrix Systems Inc.(a)	2,369	250,214
Dell Technologies Inc., Class V(a)	3,078	248,271
Electronic Arts Inc.(a)	1,915	250,693
Fortinet Inc.(a)	4,182	255,855
Intuit Inc.	1,281	258,250
Microsoft Corp.	2,567	253,722
Oracle Corp.	5,371	250,933
Red Hat Inc.(a)	1,529	248,340
salesforce.com Inc.(a)	1,973	255,168
ServiceNow Inc.(a)	1,429	253,805
Splunk Inc.(a)	2,290	253,755
SS&C Technologies Holdings Inc.	5,029	256,026
Symantec Corp.	11,988	249,111
Synopsys Inc.(a)	2,858	251,704
Take-Two Interactive Software Inc.(a)	2,254	252,628
VMware Inc., Class A(a)(b)	1,850	254,338
Workday Inc., Class A(a)	1,930	252,753
		6,066,132

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail — 2.3%
Advance Auto Parts Inc.	2,021	$ 259,941
AutoZone Inc.(a)	398	258,429
Best Buy Co. Inc.	3,688	251,706
CarMax Inc.(a)(b)	3,752	258,588
Gap Inc. (The)	8,968	250,925
Home Depot Inc. (The)	1,347	251,283
L Brands Inc.	7,112	241,168
Lowe's Companies Inc.	2,611	248,071
O'Reilly Automotive Inc.(a)	941	253,515
Ross Stores Inc.	3,264	257,464
Tiffany & Co.	1,954	255,544
TJX Companies Inc. (The)	2,865	258,767
Tractor Supply Co.	3,442	255,775
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,006	248,391
		3,549,567
Technology Hardware, Storage & Peripherals — 1.1%
Apple Inc.	1,339	250,219
Hewlett Packard Enterprise Co.	16,267	247,909
HP Inc.	11,523	253,852
NetApp Inc.	3,760	256,883
Seagate Technology PLC	4,393	247,546
Western Digital Corp.	2,924	244,183
Xerox Corp.	9,045	245,843
		1,746,435
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands Inc.	13,879	253,014
Lululemon Athletica Inc.(a)	2,378	249,809
Michael Kors Holdings Ltd.(a)	3,678	211,081
NIKE Inc., Class B	3,494	250,869
PVH Corp.	1,600	256,000
Ralph Lauren Corp.	1,839	247,493
Tapestry Inc.	5,700	249,204
Under Armour Inc., Class A(a)(b)	6,517	136,205
Under Armour Inc., Class C, NVS(a)	6,422	121,504
VF Corp.	3,089	250,703
		2,225,882
Thrifts & Mortgage Finance — 0.2%
New York Community Bancorp. Inc.	21,233	246,090
Tobacco — 0.3%
Altria Group Inc.	4,538	252,948
Security	Shares	Value
Tobacco (continued)
Philip Morris International Inc.	3,142	$ 249,915
		502,863
Trading Companies & Distributors — 0.6%
Fastenal Co.	4,809	255,983
HD Supply Holdings Inc.(a)	6,246	254,399
United Rentals Inc.(a)	1,559	248,770
WW Grainger Inc.	815	251,827
		1,010,979
Water Utilities — 0.2%
American Water Works Co. Inc.	3,042	252,912
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	49,021	251,968
T-Mobile U.S. Inc.(a)	4,461	248,478
		500,446
Total Common Stocks — 99.8% (Cost: $141,618,687)		156,438,127
Short-Term Investments
Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(c)(d)(e)	4,612,244	4,613,166
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(c)(d)	152,735	152,735
		4,765,901
Total Short-Term Investments — 3.1% (Cost: $4,765,110)		4,765,901
Total Investments in Securities — 102.9% (Cost: $146,383,797)		161,204,028
Other Assets, Less Liabilities — (2.9)%		(4,476,621)
Net Assets — 100.0%		$ 156,727,407

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI USA Equal Weighted ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,464,215	—	(2,851,971) (a)	4,612,244	$4,613,166	$22,899 (b)	$ (676)	$ 93
BlackRock Cash Funds: Treasury, SL Agency Shares	69,879	82,856 (a)	—	152,735	152,735	1,369	—	—
BlackRock Inc.	515	173	(221)	467	249,485	2,310	27,971	26,598
PNC Financial Services Group Inc. (The)	1,677	736	(709)	1,704	244,371	3,518	29,807	571
					$5,259,757	$30,096	$ 57,102	$ 27,262

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$156,438,127	$ —	$ —	$156,438,127
Money Market Funds	4,765,901	—	—	4,765,901
	$161,204,028	$ —	$ —	$161,204,028
Portfolio Abbreviations - Equity
NVS	Non-Voting Shares

iShares® MSCI World ETF
Schedule of Investments (unaudited)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Australia — 2.5%
AGL Energy Ltd.	11,956	$ 199,928
Amcor Ltd./Australia	19,276	205,068
AMP Ltd.	41,480	122,405
APA Group	20,406	134,175
Aristocrat Leisure Ltd.	6,283	142,811
ASX Ltd.	3,663	168,043
Aurizon Holdings Ltd.	32,513	106,030
Australia & New Zealand Banking Group Ltd.	36,173	744,746
Bendigo & Adelaide Bank Ltd.	10,187	82,938
BHP Billiton Ltd.	42,578	1,056,384
BlueScope Steel Ltd.	9,411	123,760
Brambles Ltd.	22,753	155,461
Cochlear Ltd.	1,647	244,443
Commonwealth Bank of Australia	21,550	1,129,992
Computershare Ltd.	8,723	114,448
Crown Resorts Ltd.	7,015	70,595
CSL Ltd.	6,588	926,427
Dexus	19,655	147,084
Fortescue Metals Group Ltd.	22,696	80,541
Goodman Group	32,696	231,066
GPT Group (The)	40,504	154,156
Incitec Pivot Ltd.	37,271	97,012
Insurance Australia Group Ltd.	36,539	224,772
James Hardie Industries PLC	9,036	151,578
LendLease Group	12,871	182,895
Macquarie Group Ltd.	4,341	375,530
Medibank Pvt Ltd.	45,630	101,161
Mirvac Group	91,805	159,768
National Australia Bank Ltd.	33,367	676,623
Newcrest Mining Ltd.	12,688	199,304
Oil Search Ltd.	21,494	134,499
OneMarket Ltd., NVS(a)	1,385	1,603
Orica Ltd.	7,015	93,791
Origin Energy Ltd.(a)	32,635	237,055
QBE Insurance Group Ltd.	19,459	139,580
Ramsay Health Care Ltd.	2,501	116,060
Rio Tinto Ltd.	4,209	264,238
Santos Ltd.(a)	26,243	116,361
Scentre Group	73,404	232,162
Sonic Healthcare Ltd.	8,296	147,890
South32 Ltd.	82,598	232,492
Stockland	45,695	143,487
Suncorp Group Ltd.	16,426	166,918
Sydney Airport	17,814	98,127
Tabcorp Holdings Ltd.	24,107	79,711
Telstra Corp. Ltd.	52,544	111,321
Transurban Group	35,493	318,778
Treasury Wine Estates Ltd.	7,747	97,188
Vicinity Centres	60,756	122,743
Wesfarmers Ltd.	14,152	487,861
Westpac Banking Corp.	42,155	888,320
Woodside Petroleum Ltd.	10,921	267,816
Woolworths Group Ltd.	16,897	363,864
		13,371,009
Austria — 0.1%
ANDRITZ AG	1,769	88,173
Erste Group Bank AG	5,002	208,330
OMV AG	3,721	213,701
Security	Shares	Value
Austria (continued)
Raiffeisen Bank International AG(a)	2,417	$ 76,431
		586,635
Belgium — 0.4%
Ageas	3,782	191,599
Anheuser-Busch InBev SA/NV	9,638	902,510
Colruyt SA	1,952	103,607
Groupe Bruxelles Lambert SA	1,037	109,816
KBC Group NV	3,675	283,986
Proximus SADP	3,111	83,197
Solvay SA	1,044	140,146
UCB SA	2,135	168,222
Umicore SA	4,514	255,029
		2,238,112
Canada — 3.5%
Agnico Eagle Mines Ltd.	4,087	183,335
Alimentation Couche-Tard Inc., Class B	5,856	244,406
ARC Resources Ltd.	6,161	63,453
Bank of Montreal	8,296	642,345
Bank of Nova Scotia (The)	15,311	923,476
Barrick Gold Corp.	14,367	189,057
BCE Inc.	854	35,557
BlackBerry Ltd.(a)	9,089	107,552
Bombardier Inc., Class B(a)	23,163	87,138
Brookfield Asset Management Inc., Class A	11,468	457,146
Cameco Corp.	7,991	82,608
Canadian Imperial Bank of Commerce	5,429	473,761
Canadian National Railway Co.	10,614	885,727
Canadian Natural Resources Ltd.	14,640	506,622
Canadian Pacific Railway Ltd.	2,074	399,723
Canadian Tire Corp. Ltd., Class A, NVS	1,342	170,781
Canadian Utilities Ltd., Class A, NVS	2,928	71,033
Cenovus Energy Inc.	15,189	160,180
CGI Group Inc., Class A(a)	3,660	224,899
CI Financial Corp.	4,514	87,482
Constellation Software Inc./Canada	366	288,133
Crescent Point Energy Corp.	12,749	102,605
Dollarama Inc.	1,098	126,670
Enbridge Inc.	24,019	746,011
Encana Corp.	14,457	183,889
Fairfax Financial Holdings Ltd.	366	205,408
Finning International Inc.	4,331	107,674
First Quantum Minerals Ltd.	9,428	147,903
Fortis Inc./Canada	5,795	185,081
Franco-Nevada Corp.	2,806	197,774
George Weston Ltd.	1,525	123,733
Gildan Activewear Inc.	3,721	107,712
Goldcorp Inc.	12,017	171,658
Great-West Lifeco Inc.	3,660	92,854
Husky Energy Inc.	6,060	87,406
IGM Financial Inc.	1,769	52,257
Imperial Oil Ltd.	4,636	151,603
Intact Financial Corp.	1,952	147,544
Inter Pipeline Ltd.	9,288	175,349
Loblaw Companies Ltd.	3,416	176,567
Magna International Inc.	5,307	340,136
Manulife Financial Corp.	25,620	483,091
Metro Inc.	5,490	181,053
National Bank of Canada	5,124	244,982
Nutrien Ltd.	8,872	448,730

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Onex Corp.	2,257	$ 161,933
Open Text Corp.	4,514	157,391
Pembina Pipeline Corp.	7,442	258,737
Power Corp. of Canada	5,002	116,490
Power Financial Corp.	3,538	88,123
PrairieSky Royalty Ltd.	4,941	101,814
Restaurant Brands International Inc.	3,599	212,439
RioCan REIT	4,880	88,594
Rogers Communications Inc., Class B, NVS	5,612	263,252
Royal Bank of Canada	18,422	1,391,733
Saputo Inc.	5,124	177,989
Shaw Communications Inc., Class B, NVS	6,289	126,536
Shopify Inc., Class A(a)	1,206	178,808
SNC-Lavalin Group Inc.	2,867	125,006
Sun Life Financial Inc.	7,625	315,004
Suncor Energy Inc.	22,031	877,028
Teck Resources Ltd., Class B	6,405	173,654
TELUS Corp.	2,411	84,734
Thomson Reuters Corp.	4,026	156,453
Toronto-Dominion Bank (The)	23,241	1,356,262
Tourmaline Oil Corp.	3,599	71,747
TransCanada Corp.	11,712	490,077
Valeant Pharmaceuticals International Inc.(a)	5,063	111,353
Vermilion Energy Inc.	2,684	94,039
Waste Connections Inc.	4,484	344,730
Wheaton Precious Metals Corp.	7,137	155,922
		18,951,952
Denmark — 0.6%
AP Moller - Maersk A/S, Class A(b)	183	256,855
Carlsberg A/S, Class B	1,870	207,630
Coloplast A/S, Class B	2,318	220,002
Danske Bank A/S	9,924	329,008
DSV A/S	4,584	380,577
Genmab A/S(a)	943	141,674
Novo Nordisk A/S, Class B	25,254	1,197,838
Novozymes A/S, Class B	4,209	214,260
Pandora A/S	1,775	139,516
Vestas Wind Systems A/S	3,310	216,720
William Demant Holding A/S(a)(b)	4,026	146,353
		3,450,433
Finland — 0.4%
Elisa OYJ	3,294	147,075
Fortum OYJ	3,843	90,212
Kone OYJ, Class B	4,880	241,243
Metso OYJ	3,320	114,790
Neste OYJ	1,320	107,273
Nokia OYJ	78,590	453,186
Sampo OYJ, Class A	5,124	251,691
Stora Enso OYJ, Class R	9,882	201,925
UPM-Kymmene OYJ	8,113	297,462
Wartsila OYJ Abp	9,516	200,889
		2,105,746
France — 3.8%
Accor SA, NVS	3,172	173,322
Air Liquide SA	5,525	679,760
Airbus SE	7,930	900,768
Alstom SA, NVS	3,782	178,796
Atos SE	2,013	273,044
AXA SA, NVS	24,278	604,344
Security	Shares	Value
France (continued)
BNP Paribas SA	14,580	$ 903,040
Bollore SA, NVS	28,975	142,460
Bouygues SA, NVS	3,050	140,773
Bureau Veritas SA, NVS	5,003	123,866
Capgemini SE	2,318	304,808
Carrefour SA, NVS	9,150	164,751
Casino Guichard Perrachon SA, NVS	2,013	86,942
Cie. de Saint-Gobain, NVS	6,344	317,504
Cie. Generale des Etablissements Michelin SCA, Class B, NVS	2,623	338,944
Credit Agricole SA	15,128	207,316
Danone SA, NVS(b)	7,686	586,670
Dassault Systemes SE, NVS	2,318	325,102
Edenred, NVS(b)	4,209	134,768
Electricite de France SA, NVS	6,511	86,643
Engie SA	22,265	351,774
Essilor International Cie Generale d'Optique SA, NVS	2,867	391,223
Eutelsat Communications SA	3,965	76,044
Getlink, NVS	11,529	155,976
Hermes International, NVS	497	353,194
Iliad SA, NVS	610	103,212
Ingenico Group SA, NVS	854	68,186
Ipsen SA, NVS	475	75,269
Kering SA, NVS	1,220	697,385
Klepierre SA	4,172	162,268
Legrand SA	4,209	317,096
L'Oreal SA	3,172	761,270
LVMH Moet Hennessy Louis Vuitton SE, NVS	3,721	1,290,243
Orange SA, NVS	25,498	438,272
Pernod Ricard SA, NVS	3,050	511,610
Peugeot SA, NVS	7,259	169,003
Publicis Groupe SA, NVS	2,806	195,020
Renault SA, NVS	2,637	254,349
Safran SA	4,392	523,701
Sanofi, NVS	15,433	1,182,320
Schneider Electric SE, NVS	7,278	626,806
SCOR SE	2,684	98,941
SES SA(b)	5,734	98,893
Societe BIC SA, NVS	610	59,243
Societe Generale SA, NVS	10,370	446,126
Sodexo SA, NVS	1,525	147,787
STMicroelectronics NV	11,157	265,160
Suez	6,710	92,268
Thales SA, NVS	1,952	248,136
TOTAL SA, NVS	29,280	1,778,993
Ubisoft Entertainment SA, NVS(a)	1,077	116,440
Unibail-Rodamco SE	1,299	291,968
Unibail-Rodamco SE & WFD Unibail-Rodamco NV, NVS(a)	10,214	113,680
Valeo SA, NVS	3,843	243,676
Veolia Environnement SA, NVS	6,893	156,257
Vinci SA	6,527	637,860
Vivendi SA, NVS	14,884	373,890
		20,547,160
Germany — 3.3%
1&1 Drillisch AG	893	61,710
adidas AG	2,562	578,984
Allianz SE, Registered	5,795	1,193,123
BASF SE	11,956	1,175,813
Bayer AG, Registered	11,041	1,312,788
Bayerische Motoren Werke AG	4,026	401,247

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Beiersdorf AG	2,650	$ 303,952
Brenntag AG	3,294	189,717
Commerzbank AG(a)	19,094	194,868
Continental AG	1,482	375,570
Covestro AG(c)	1,948	177,228
Daimler AG, Registered	11,913	857,725
Deutsche Bank AG, Registered	27,049	289,126
Deutsche Boerse AG	2,909	388,465
Deutsche Lufthansa AG, Registered	4,379	118,845
Deutsche Post AG, Registered	13,969	529,456
Deutsche Telekom AG, Registered	41,420	639,181
E.ON SE	32,419	343,309
Fresenius Medical Care AG & Co. KGaA	3,355	334,530
Fresenius SE & Co. KGaA	5,734	440,151
GEA Group AG	3,172	116,634
Hannover Rueck SE	1,220	153,803
HeidelbergCement AG	2,440	215,894
Henkel AG & Co. KGaA	1,769	199,165
Infineon Technologies AG	18,666	511,819
LANXESS AG	2,257	178,309
Linde AG	2,684	614,074
MAN SE	1,403	152,472
Merck KGaA	2,257	230,106
MTU Aero Engines AG	453	85,505
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,013	414,265
OSRAM Licht AG	2,136	125,864
ProSiebenSat.1 Media SE	3,610	106,065
Puma SE	101	61,189
QIAGEN NV(a)	5,170	187,445
RWE AG	9,211	208,535
SAP SE	13,115	1,474,882
Siemens AG, Registered	10,126	1,317,939
thyssenkrupp AG	6,771	178,388
TUI AG	8,174	190,017
United Internet AG, Registered(d)	1,431	91,204
Vonovia SE	11,712	551,778
Wirecard AG	1,451	223,829
Zalando SE(a)(c)	2,379	126,493
		17,621,462
Hong Kong — 1.4%
AIA Group Ltd.	170,800	1,567,742
Bank of East Asia Ltd. (The)(b)	48,800	202,500
BOC Hong Kong Holdings Ltd.	91,500	460,174
CK Asset Holdings Ltd.	57,500	480,135
CK Hutchison Holdings Ltd.	30,500	344,304
CLP Holdings Ltd.	30,500	320,392
Galaxy Entertainment Group Ltd.	47,000	413,729
Hang Seng Bank Ltd.	18,300	457,958
Hong Kong & China Gas Co. Ltd.	219,497	474,579
Hong Kong Exchanges & Clearing Ltd.(b)	16,000	517,685
Jardine Matheson Holdings Ltd.	6,100	380,884
Li & Fung Ltd.	130,000	50,547
Link REIT	30,500	269,844
Melco Resorts & Entertainment Ltd., ADR	6,051	197,626
Minth Group Ltd.(b)	8,000	36,817
MTR Corp. Ltd.	61,000	343,332
New World Development Co. Ltd.	183,333	281,398
Sands China Ltd.	48,800	292,085
Sun Hung Kai Properties Ltd.	8,000	129,115
Security	Shares	Value
Hong Kong (continued)
WH Group Ltd.(c)	92,500	$ 94,928
Wynn Macau Ltd.	9,200	35,303
		7,351,077
Ireland — 0.2%
AIB Group PLC	13,279	72,450
Bank of Ireland Group PLC	15,570	128,496
CRH PLC	11,163	411,766
Kerry Group PLC, Class A	2,684	282,443
Paddy Power Betfair PLC	1,232	149,564
Smurfit Kappa Group PLC	3,242	133,967
		1,178,686
Isreal — 0.2%
Bank Hapoalim BM	32,635	225,167
Check Point Software Technologies Ltd.(a)(b)	2,013	195,986
Nice Ltd.(a)	1,708	179,137
Teva Pharmaceutical Industries Ltd., ADR, NVS(b)	12,505	268,857
		869,147
Italy — 0.9%
Assicurazioni Generali SpA	15,982	271,442
Atlantia SpA	7,564	218,882
CNH Industrial NV	18,020	210,768
Enel SpA	107,319	589,161
Eni SpA	33,367	603,325
Ferrari NV	2,372	308,725
Fiat Chrysler Automobiles NV(a)	15,128	342,583
Intesa Sanpaolo SpA	201,361	591,030
Leonardo SpA	3,996	40,693
Luxottica Group SpA	2,440	151,753
Mediobanca Banca di Credito Finanziario SpA	12,435	117,110
Snam SpA	49,084	200,994
Telecom Italia SpA/Milano(a)(b)	234,915	188,441
Tenaris SA	7,991	143,183
Terna Rete Elettrica Nazionale SpA	30,073	159,057
UniCredit SpA	27,354	451,303
		4,588,450
Japan — 8.7%
Aeon Co. Ltd.	12,200	242,439
Aisin Seiki Co. Ltd.	6,100	307,681
Ajinomoto Co. Inc.	12,200	233,512
Alps Electric Co. Ltd.	800	19,027
ANA Holdings Inc.	6,100	246,032
Asahi Group Holdings Ltd.	10,000	524,276
Asahi Kasei Corp.	28,200	388,173
Astellas Pharma Inc.	36,600	560,732
Bridgestone Corp.	12,200	490,156
Canon Inc.	18,300	625,581
Casio Computer Co. Ltd.	6,400	98,081
Central Japan Railway Co.	2,200	455,815
Chubu Electric Power Co. Inc.	18,300	283,903
Chugai Pharmaceutical Co. Ltd.	6,100	345,299
Chugoku Electric Power Co. Inc. (The)	18,300	239,688
Concordia Financial Group Ltd.	24,400	137,670
Daifuku Co. Ltd.	1,000	52,004
Dai-ichi Life Holdings Inc.	15,000	280,340
Daiichi Sankyo Co. Ltd.	7,000	225,183
Daikin Industries Ltd.	6,100	706,319
Daiwa House Industry Co. Ltd.	12,200	443,218
Denso Corp.	6,100	297,013
Dentsu Inc.	5,000	239,312

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
East Japan Railway Co.	6,100	$ 603,852
Eisai Co. Ltd.	6,100	442,263
FANUC Corp.	2,700	578,296
Fast Retailing Co. Ltd.	700	307,524
FUJIFILM Holdings Corp.	6,100	234,803
Fujitsu Ltd.	40,000	245,460
Hakuhodo DY Holdings Inc.	12,200	185,507
Hitachi Ltd.	61,000	447,260
Honda Motor Co. Ltd.	24,400	774,143
Hoya Corp.	6,100	363,434
Hulic Co. Ltd.	12,200	125,431
Idemitsu Kosan Co. Ltd.	900	30,277
Iida Group Holdings Co. Ltd.	6,100	116,728
Inpex Corp.	24,400	272,646
ITOCHU Corp.	24,400	459,500
Japan Airlines Co. Ltd.	6,100	236,825
Japan Exchange Group Inc.	12,200	232,333
Japan Post Holdings Co. Ltd.	18,300	210,043
Japan Retail Fund Investment Corp.	122	221,665
Japan Tobacco Inc.	18,300	494,535
JFE Holdings Inc.	12,200	252,882
JTEKT Corp.	6,100	89,104
JXTG Holdings Inc.	54,900	355,186
Kansai Electric Power Co. Inc. (The)	16,100	232,064
Kao Corp.	6,100	473,986
KDDI Corp.	24,400	661,514
Keyence Corp.	1,000	615,123
Kirin Holdings Co. Ltd.	12,200	347,545
Kobe Steel Ltd.	6,100	61,368
Komatsu Ltd.	16,900	557,967
Konami Holdings Corp.	2,900	136,398
Konica Minolta Inc.	14,500	132,661
Kose Corp.	200	43,573
Kubota Corp.	18,300	308,748
Kuraray Co. Ltd.	18,300	280,955
Kyocera Corp.	6,100	362,480
Kyushu Electric Power Co. Inc.	12,200	144,408
M3 Inc.	6,100	255,746
Marubeni Corp.	36,600	285,806
Marui Group Co. Ltd.	6,100	124,139
Mazda Motor Corp.	12,200	153,840
MINEBEA MITSUMI Inc.	6,100	116,110
Mitsubishi Chemical Holdings Corp.	36,600	339,572
Mitsubishi Corp.	24,400	680,716
Mitsubishi Electric Corp.	28,200	401,022
Mitsubishi Estate Co. Ltd.	13,400	243,715
Mitsubishi Heavy Industries Ltd.	6,100	231,322
Mitsubishi Motors Corp.	12,200	92,529
Mitsubishi UFJ Financial Group Inc.	171,400	1,034,600
Mitsubishi UFJ Lease & Finance Co. Ltd.	24,400	146,205
Mitsui & Co. Ltd.	30,600	539,925
Mitsui Fudosan Co. Ltd.	12,200	307,120
Mizuho Financial Group Inc.	372,100	649,707
MS&AD Insurance Group Holdings Inc.	8,000	255,069
Murata Manufacturing Co. Ltd.	2,700	402,223
Nagoya Railroad Co. Ltd.	6,100	157,097
NEC Corp.	3,000	84,771
Nexon Co. Ltd.(a)	2,800	46,415
Nidec Corp.	4,700	730,448
Nikon Corp.	12,200	198,196
Security	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	1,600	$ 662,709
Nippon Paint Holdings Co. Ltd.(b)	4,900	205,435
Nippon Steel & Sumitomo Metal Corp.	12,247	257,295
Nippon Telegraph & Telephone Corp.	12,200	573,365
Nissan Motor Co. Ltd.	42,700	424,661
Nitori Holdings Co. Ltd.	900	155,032
Nitto Denko Corp.	3,700	291,484
Nomura Holdings Inc.	67,100	348,393
Nomura Real Estate Master Fund Inc.	122	171,133
NTT DOCOMO Inc.	24,400	632,880
Olympus Corp.	6,100	216,724
Omron Corp.	6,100	321,717
Ono Pharmaceutical Co. Ltd.(b)	6,100	151,567
ORIX Corp.	24,400	410,204
Otsuka Holdings Co. Ltd.	6,100	304,256
Panasonic Corp.	36,600	501,778
Rakuten Inc.	18,300	123,230
Recruit Holdings Co. Ltd.	18,300	510,369
Renesas Electronics Corp.(a)	6,100	60,750
Resona Holdings Inc.	42,700	238,526
Ricoh Co. Ltd.	15,200	137,947
Ryohin Keikaku Co. Ltd.	200	68,112
Sekisui House Ltd.	12,200	218,072
Seven & i Holdings Co. Ltd.	12,200	541,361
Seven Bank Ltd.	28,800	91,189
Sharp Corp./Japan(b)	1,600	42,649
Shin-Etsu Chemical Co. Ltd.	6,100	611,432
Shionogi & Co. Ltd.	6,100	320,819
Shiseido Co. Ltd.(b)	6,100	484,317
SMC Corp./Japan	600	228,800
SoftBank Group Corp.(b)	12,200	871,950
Sompo Holdings Inc.	6,100	265,684
Sony Corp.	18,300	869,143
Start Today Co. Ltd.	2,200	76,644
Subaru Corp.	6,100	186,967
Sumco Corp.	2,500	60,955
Sumitomo Chemical Co. Ltd.	5,000	30,328
Sumitomo Corp.	18,300	307,821
Sumitomo Electric Industries Ltd.	18,300	276,997
Sumitomo Metal Mining Co. Ltd.	900	34,511
Sumitomo Mitsui Financial Group Inc.	18,300	758,479
Sumitomo Mitsui Trust Holdings Inc.	6,100	255,016
Sumitomo Realty & Development Co. Ltd.	5,000	189,286
Suzuki Motor Corp.	6,100	351,587
Sysmex Corp.	4,000	361,176
T&D Holdings Inc.	12,200	192,806
Takeda Pharmaceutical Co. Ltd.	12,200	499,925
Terumo Corp.	6,100	362,704
Tohoku Electric Power Co. Inc.	12,200	155,974
Tokio Marine Holdings Inc.	12,200	588,412
Tokyo Electric Power Co. Holdings Inc.(a)	30,500	145,138
Tokyo Electron Ltd.	1,700	319,205
Tokyo Gas Co. Ltd.	12,200	332,947
Tokyu Fudosan Holdings Corp.	24,400	180,566
Toray Industries Inc.	6,100	50,021
Toshiba Corp.(a)	61,000	171,807
Tosoh Corp.	6,100	107,239
Toyota Motor Corp.	30,500	1,942,938
Unicharm Corp.(b)	6,100	189,830
USS Co. Ltd.	6,100	115,717

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Yahoo Japan Corp.	42,800	$ 156,002
Yakult Honsha Co. Ltd.	500	32,951
Yamada Denki Co. Ltd.(b)	24,400	126,666
Yamaha Corp.	4,800	250,946
Yamaha Motor Co. Ltd.	900	26,094
Yamato Holdings Co. Ltd.	6,100	175,401
Yaskawa Electric Corp.	2,700	109,347
Yokogawa Electric Corp.	6,100	111,675
		47,103,295
Netherlands — 1.3%
Aegon NV	25,376	157,764
AerCap Holdings NV(a)	2,623	145,078
Akzo Nobel NV	3,661	320,939
ArcelorMittal	10,146	328,063
ASML Holding NV	5,124	1,001,260
Heineken Holding NV	2,074	201,668
Heineken NV	3,233	323,195
ING Groep NV	50,508	734,498
Koninklijke Ahold Delhaize NV	18,504	424,521
Koninklijke DSM NV	2,990	297,298
Koninklijke KPN NV	56,120	152,439
Koninklijke Philips NV	13,557	554,194
NN Group NV	3,965	170,138
NXP Semiconductors NV(a)	4,758	542,412
Randstad NV	2,089	124,509
RELX NV	13,974	304,705
Unilever NV	21,228	1,182,970
Wolters Kluwer NV	5,673	318,125
		7,283,776
New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	10,980	83,744
Fletcher Building Ltd.	23,747	109,803
Spark New Zealand Ltd.	39,345	101,039
		294,586
Norway — 0.2%
DNB ASA	15,128	270,851
Equinor ASA	16,043	422,125
Norsk Hydro ASA	23,546	147,735
Orkla ASA	14,918	134,549
Telenor ASA	9,699	199,787
Yara International ASA	3,660	150,827
		1,325,874
Portugal — 0.0%
EDP - Energias de Portugal SA	29,795	116,512
Galp Energia SGPS SA	6,910	128,210
		244,722
Singapore — 0.4%
Ascendas REIT	100,165	198,465
CapitaLand Ltd.	85,400	220,931
CapitaLand Mall Trust	75,700	117,163
DBS Group Holdings Ltd.	23,100	489,997
Genting Singapore PLC	140,300	132,176
Hutchison Port Holdings Trust	10,200	2,805
Oversea-Chinese Banking Corp. Ltd.	42,700	400,357
Singapore Press Holdings Ltd.(b)	3,700	7,276
Singapore Telecommunications Ltd.	122,000	299,196
United Overseas Bank Ltd.	16,600	349,265
Security	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	6,100	$ 96,235
		2,313,866
Spain — 1.1%
ACS Actividades de Construccion y Servicios SA	4,188	173,596
Aena SME SA(c)	1,281	245,680
Amadeus IT Group SA	6,771	536,667
Banco Bilbao Vizcaya Argentaria SA	86,501	589,579
Banco de Sabadell SA	88,215	148,076
Banco Santander SA	210,866	1,132,262
Bankia SA	25,300	95,863
Bankinter SA	12,703	122,244
CaixaBank SA	51,547	218,781
Enagas SA	2,061	54,876
Endesa SA	3,867	85,065
Ferrovial SA	8,290	168,669
Gas Natural SDG SA	4,026	98,644
Grifols SA	3,974	116,899
Iberdrola SA	72,641	514,868
Industria de Diseno Textil SA	13,725	432,732
International Consolidated Airlines Group SA	10,126	91,818
Red Electrica Corp. SA	5,764	112,026
Repsol SA	17,845	339,641
Telefonica SA	57,255	504,394
		5,782,380
Sweden — 0.9%
Alfa Laval AB	5,673	141,444
Assa Abloy AB, Class B	14,762	316,912
Atlas Copco AB, Class A	7,991	316,683
Atlas Copco AB, Class B	6,832	246,771
Boliden AB	5,494	193,373
Electrolux AB, Series B	4,148	102,201
Essity AB, Class B	8,540	216,602
Hennes & Mauritz AB, Class B(b)	11,468	172,545
Hexagon AB, Class B	4,331	243,578
Investor AB, Class B	6,100	252,518
Kinnevik AB, Class B	3,904	135,796
Lundin Petroleum AB	4,575	144,838
Millicom International Cellular SA, SDR	1,344	84,612
Nordea Bank AB	38,125	366,068
Sandvik AB	18,976	328,739
Skandinaviska Enskilda Banken AB, Class A	19,276	173,385
Skanska AB, Class B	6,161	113,255
SKF AB, Class B	6,100	118,281
Svenska Handelsbanken AB, Class A	19,581	214,308
Swedbank AB, Class A	10,187	211,429
Swedish Match AB	3,965	187,661
Telefonaktiebolaget LM Ericsson, Class B	42,395	307,029
Telia Co. AB	25,099	117,485
Volvo AB, Class B	21,361	367,034
		5,072,547
Switzerland — 2.8%
ABB Ltd., Registered	26,291	596,100
Adecco Group AG, Registered	2,562	154,069
Baloise Holding AG, Registered	1,159	170,472
Cie. Financiere Richemont SA, Registered	7,259	667,051
Coca-Cola HBC AG	3,041	103,995
Credit Suisse Group AG, Registered	33,926	518,328
Geberit AG, Registered	732	317,044
Givaudan SA, Registered	122	272,393

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Julius Baer Group Ltd.	4,087	$ 239,042
Kuehne + Nagel International AG, Registered	1,681	254,091
LafargeHolcim Ltd., Registered	6,588	338,011
Lonza Group AG, Registered	976	261,796
Nestle SA, Registered	40,870	3,092,168
Novartis AG, Registered	29,036	2,154,884
Partners Group Holding AG	488	353,429
Roche Holding AG, NVS	9,211	1,977,400
Schindler Holding AG, NVS	732	155,022
Schindler Holding AG, Registered	732	150,555
SGS SA, Registered	122	316,324
Sonova Holding AG, Registered	1,342	234,792
Swatch Group AG (The), Bearer	610	296,717
Swiss Life Holding AG, Registered	549	187,635
Swiss Prime Site AG, Registered	1,768	165,362
Swiss Re AG	3,660	317,118
Swisscom AG, Registered	408	182,440
Temenos AG	976	144,946
UBS Group AG, Registered	46,823	707,275
Zurich Insurance Group AG	1,891	562,049
		14,890,508
United Kingdom — 6.4%
3i Group PLC	15,952	202,289
Admiral Group PLC	3,843	98,464
Anglo American PLC(b)	16,531	395,330
Antofagasta PLC	9,516	133,526
Aptiv PLC	3,617	352,657
Ashtead Group PLC	7,403	229,622
Associated British Foods PLC	5,551	195,741
AstraZeneca PLC	16,775	1,220,102
Auto Trader Group PLC(c)	22,509	105,609
Aviva PLC	50,581	343,797
Babcock International Group PLC	7,198	79,785
BAE Systems PLC	45,445	386,654
Barclays PLC	221,430	581,160
BHP Billiton PLC	29,158	670,837
BP PLC	253,394	1,943,162
British American Tobacco PLC	30,063	1,547,730
British Land Co. PLC (The)	12,993	117,220
BT Group PLC	112,118	305,690
Bunzl PLC	7,137	217,478
Burberry Group PLC	6,527	179,696
Carnival PLC	3,172	204,161
Centrica PLC	72,529	140,809
Compass Group PLC	21,071	453,517
Croda International PLC	2,950	183,003
Diageo PLC	32,635	1,199,637
Experian PLC	14,396	352,759
Ferguson PLC	3,488	271,145
G4S PLC	29,768	106,910
GlaxoSmithKline PLC	62,281	1,263,004
Glencore PLC	164,887	816,304
Hammerson PLC	12,688	92,352
HSBC Holdings PLC	261,141	2,503,995
Imperial Brands PLC	12,078	435,540
InterContinental Hotels Group PLC	3,398	217,667
Intertek Group PLC	3,660	266,204
Investec PLC	13,481	99,666
ITV PLC	55,815	120,763
J Sainsbury PLC	27,464	116,323
Security	Shares	Value
United Kingdom (continued)
Johnson Matthey PLC	3,174	$ 148,371
Kingfisher PLC	31,476	127,829
Land Securities Group PLC	10,580	130,872
Legal & General Group PLC	76,433	274,402
Lloyds Banking Group PLC	915,732	770,226
London Stock Exchange Group PLC	5,494	327,295
Marks & Spencer Group PLC	22,692	85,754
Meggitt PLC	15,860	103,769
Melrose Industries PLC	64,379	202,172
Micro Focus International PLC	3,124	55,412
National Grid PLC	39,284	435,593
Next PLC	2,257	174,190
NMC Health PLC	1,708	80,092
Old Mutual PLC	71,980	229,681
Pearson PLC	11,712	140,511
Prudential PLC	34,526	832,010
Randgold Resources Ltd.	1,142	90,690
Reckitt Benckiser Group PLC	8,601	659,342
RELX PLC	16,592	364,842
Rio Tinto PLC	16,714	942,997
Rolls-Royce Holdings PLC	24,949	273,754
Rolls-Royce Holdings PLC, NVS(a)(e)	1,771,379	2,357
Royal Bank of Scotland Group PLC(a)	53,070	194,269
Royal Dutch Shell PLC, Class A	56,394	1,956,312
Royal Dutch Shell PLC, Class B	51,182	1,823,181
RSA Insurance Group PLC	19,171	166,274
Sage Group PLC (The)	20,313	179,043
Segro PLC	22,842	198,964
Severn Trent PLC	5,246	138,844
Shire PLC	12,157	663,246
Sky PLC	13,359	239,445
Smith & Nephew PLC	12,749	232,159
Smiths Group PLC	8,357	195,772
SSE PLC	12,523	227,877
Standard Chartered PLC	45,019	452,040
Standard Life Aberdeen PLC	39,255	183,083
Taylor Wimpey PLC	66,734	168,853
Tesco PLC	127,978	418,412
Unilever PLC	17,263	952,493
United Utilities Group PLC	12,627	130,351
Vodafone Group PLC	336,845	859,781
Weir Group PLC (The)	4,392	128,047
Whitbread PLC	2,806	157,380
WPP PLC	17,324	284,118
		34,552,413
United States — 59.9%
3M Co.	7,747	1,527,941
Abbott Laboratories	22,064	1,357,598
AbbVie Inc.	21,045	2,082,192
ABIOMED Inc.(a)	549	209,246
Accenture PLC, Class A	8,113	1,263,519
Activision Blizzard Inc.	9,761	692,152
Acuity Brands Inc.	427	50,493
Adobe Systems Inc.(a)	6,771	1,687,875
Advance Auto Parts Inc.	1,220	156,916
Advanced Micro Devices Inc.(a)	11,102	152,430
AES Corp./VA	8,967	114,329
Aetna Inc.	4,636	816,539
Affiliated Managers Group Inc.	976	155,438
Aflac Inc.	10,370	467,272

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
AGCO Corp.	1,403	$ 89,231
Agilent Technologies Inc.	5,673	351,272
AGNC Investment Corp.	5,843	109,965
Air Products & Chemicals Inc.	2,806	452,916
Akamai Technologies Inc.(a)	2,623	197,722
Albemarle Corp.	1,831	171,144
Alexion Pharmaceuticals Inc.(a)	3,172	368,364
Align Technology Inc.(a)	1,117	370,788
Alkermes PLC(a)	2,745	129,564
Alleghany Corp.	151	86,155
Allergan PLC	4,453	671,512
Alliance Data Systems Corp.	793	167,180
Alliant Energy Corp.	4,453	184,443
Allstate Corp. (The)	4,758	444,778
Alnylam Pharmaceuticals Inc.(a)	1,140	113,396
Alphabet Inc., Class A(a)	3,904	4,294,400
Alphabet Inc., Class C, NVS(a)	4,148	4,500,538
Altria Group Inc.	24,950	1,390,713
Amazon.com Inc.(a)	5,429	8,847,207
Ameren Corp.	4,026	238,299
American Airlines Group Inc.	1,891	82,334
American Electric Power Co. Inc.	6,466	439,365
American Express Co.	9,943	977,397
American International Group Inc.	11,734	619,438
American Tower Corp.	5,978	827,176
American Water Works Co. Inc.	3,660	304,292
Ameriprise Financial Inc.	2,013	279,062
AmerisourceBergen Corp.	2,318	190,401
AMETEK Inc.	4,087	298,474
Amgen Inc.	9,577	1,720,221
Amphenol Corp., Class A	4,758	413,613
Anadarko Petroleum Corp.	7,381	515,194
Analog Devices Inc.	5,234	508,640
Andeavor	2,257	325,978
Annaly Capital Management Inc.	15,921	166,056
ANSYS Inc.(a)	1,587	258,364
Anthem Inc.	3,538	783,384
Aon PLC	3,500	489,545
Apache Corp.	5,124	204,960
Apple Inc.	67,962	12,700,059
Applied Materials Inc.	15,279	775,868
Arch Capital Group Ltd.(a)	2,257	177,062
Archer-Daniels-Midland Co.	7,930	346,700
Arconic Inc.	5,780	102,017
Arista Networks Inc.(a)	683	171,815
Arrow Electronics Inc.(a)	1,830	135,640
Assurant Inc.	1,220	113,887
AT&T Inc.	82,594	2,669,438
Autodesk Inc.(a)	3,050	393,755
Autoliv Inc.	1,342	198,576
Automatic Data Processing Inc.	6,039	785,191
AutoZone Inc.(a)	427	277,260
AvalonBay Communities Inc.	1,830	302,938
Avery Dennison Corp.	1,952	205,019
Avnet Inc.	2,501	95,338
Axis Capital Holdings Ltd.	2,074	117,907
Baker Hughes a GE Co.	5,856	202,559
Ball Corp.	7,137	263,712
Bank of America Corp.	129,442	3,758,996
Bank of New York Mellon Corp. (The)	13,969	764,803
Security	Shares	Value
United States (continued)
Baxter International Inc.	6,527	$ 462,373
BB&T Corp.	10,371	544,477
Becton Dickinson and Co.	3,798	841,599
Berkshire Hathaway Inc., Class B(a)	15,703	3,007,596
Best Buy Co. Inc.	3,965	270,611
Biogen Inc.(a)	2,928	860,715
BioMarin Pharmaceutical Inc.(a)	2,928	264,516
BlackRock Inc.(f)	1,586	847,289
Boeing Co. (The)	7,686	2,706,702
Booking Holdings Inc.(a)	671	1,415,085
BorgWarner Inc.	3,233	157,706
Boston Properties Inc.	2,318	282,263
Boston Scientific Corp.(a)	19,215	583,944
Brighthouse Financial Inc.(a)	1,320	62,185
Bristol-Myers Squibb Co.	21,592	1,136,171
Broadcom Inc.	5,429	1,368,488
Brown-Forman Corp., Class B, NVS	3,965	224,260
Bunge Ltd.	2,135	148,489
CA Inc.	4,697	167,871
Cabot Oil & Gas Corp.	7,442	170,050
Cadence Design Systems Inc.(a)	3,355	142,420
Campbell Soup Co.	3,355	112,862
Capital One Financial Corp.	6,771	636,474
Cardinal Health Inc.	4,392	228,779
CarMax Inc.(a)	2,806	193,390
Carnival Corp.	4,209	262,137
Caterpillar Inc.	7,625	1,158,314
CBRE Group Inc., Class A(a)	4,819	222,590
CBS Corp., Class B, NVS	4,960	249,835
CDK Global Inc.	2,501	160,939
Celanese Corp., Series A	2,379	268,637
Celgene Corp.(a)	10,370	815,912
Centene Corp.(a)	2,867	335,898
CenterPoint Energy Inc.	6,405	167,363
CenturyLink Inc.	13,916	253,550
Cerner Corp.(a)	4,148	247,553
CF Industries Holdings Inc.	3,483	143,291
CH Robinson Worldwide Inc.	2,501	217,587
Charles Schwab Corp. (The)	16,592	922,847
Charter Communications Inc., Class A(a)	2,269	592,300
Chemours Co. (The)	2,569	125,855
Cheniere Energy Inc.(a)	3,416	227,574
Chevron Corp.	24,583	3,055,667
Chipotle Mexican Grill Inc.(a)	366	157,446
Chubb Ltd.	5,621	734,608
Church & Dwight Co. Inc.	4,636	217,660
Cigna Corp.	3,538	599,231
Cimarex Energy Co.	1,464	136,035
Cincinnati Financial Corp.	2,318	160,800
Cintas Corp.	1,769	322,400
Cisco Systems Inc.	64,416	2,751,207
CIT Group Inc.	3,294	164,469
Citigroup Inc.	33,611	2,241,518
Citizens Financial Group Inc.	8,324	340,035
Citrix Systems Inc.(a)	2,623	277,041
Clorox Co. (The)	2,075	250,722
CME Group Inc.	4,514	735,331
CMS Energy Corp.	4,880	225,114
Coca-Cola Co. (The)	51,728	2,224,304
Cognex Corp.	3,060	139,873

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cognizant Technology Solutions Corp., Class A	8,174	$ 615,911
Colgate-Palmolive Co.	11,041	696,577
Comcast Corp., Class A	61,854	1,928,608
Comerica Inc.	3,416	322,095
Conagra Brands Inc.	6,710	248,673
Concho Resources Inc.(a)	2,135	293,157
ConocoPhillips	16,104	1,085,249
Consolidated Edison Inc.	4,392	336,998
Constellation Brands Inc., Class A	2,562	571,531
Continental Resources Inc./OK(a)(b)	1,594	107,340
Copart Inc.(a)	2,684	147,164
Corning Inc.	14,152	384,510
CoStar Group Inc.(a)	427	162,781
Costco Wholesale Corp.	5,856	1,160,893
Coty Inc., Class A	8,196	108,597
Crown Castle International Corp.	5,429	565,430
Crown Holdings Inc.(a)	2,928	126,900
CSX Corp.	11,895	769,012
Cummins Inc.	2,318	330,060
CVS Health Corp.	13,359	846,827
Danaher Corp.	7,991	793,346
Darden Restaurants Inc.	2,135	186,620
DaVita Inc.(a)	2,135	142,703
Deere & Co.	3,721	556,327
Dell Technologies Inc., Class V(a)	2,929	236,253
Delta Air Lines Inc.	2,338	126,369
DENTSPLY SIRONA Inc.	3,416	149,655
Devon Energy Corp.	6,710	278,935
Diamondback Energy Inc.	793	95,763
Digital Realty Trust Inc.	2,928	314,701
Discover Financial Services	5,551	409,997
Discovery Inc., Class A(a)(b)	2,074	43,741
Discovery Inc., Class C, NVS(a)	5,385	106,461
DISH Network Corp., Class A(a)	3,294	97,338
Dollar General Corp.	4,026	352,194
Dollar Tree Inc.(a)	3,233	267,013
Dominion Energy Inc.	7,869	505,111
Domino's Pizza Inc.	488	122,722
Dover Corp.	2,745	211,941
DowDuPont Inc.	29,376	1,883,295
DR Horton Inc.	5,368	226,583
Dr Pepper Snapple Group Inc.	2,928	349,310
DTE Energy Co.	2,623	268,674
Duke Energy Corp.	8,540	658,946
Duke Realty Corp.	7,564	212,700
DXC Technology Co.	4,197	386,586
Eastman Chemical Co.	2,318	241,791
Eaton Corp. PLC	5,978	457,795
Eaton Vance Corp., NVS	2,440	131,272
eBay Inc.(a)	13,603	513,105
Ecolab Inc.	3,843	548,050
Edison International	4,514	280,590
Edwards Lifesciences Corp.(a)	3,050	418,795
Electronic Arts Inc.(a)	4,331	566,971
Eli Lilly & Co.	12,932	1,099,737
Emerson Electric Co.	8,296	587,689
Entergy Corp.	2,745	222,098
EOG Resources Inc.	7,381	869,556
EQT Corp.	3,861	198,996
Equifax Inc.	1,708	194,644
Security	Shares	Value
United States (continued)
Equinix Inc.	1,098	$ 435,741
Equity Residential	5,002	320,078
Essex Property Trust Inc.	1,037	247,874
Estee Lauder Companies Inc. (The), Class A	3,050	455,792
Everest Re Group Ltd.	707	159,280
Eversource Energy	4,758	271,587
Exelon Corp.	12,078	499,908
Expedia Group Inc.	1,769	214,102
Expeditors International of Washington Inc.	3,538	263,510
Express Scripts Holding Co.(a)	7,507	569,106
Exxon Mobil Corp.	57,279	4,653,346
F5 Networks Inc.(a)	1,281	221,754
Facebook Inc., Class A(a)	31,659	6,071,563
Fastenal Co.	4,209	224,045
Federal Realty Investment Trust	1,342	159,550
FedEx Corp.	3,416	850,994
Fidelity National Information Services Inc.	4,392	448,950
Fifth Third Bancorp.	11,956	365,614
First Data Corp., Class A(a)	3,965	75,335
First Republic Bank/CA(b)	2,684	267,326
FirstEnergy Corp.	6,344	218,360
Fiserv Inc.(a)	7,076	513,718
FleetCor Technologies Inc.(a)	1,282	255,567
Flex Ltd.(a)	10,553	146,581
FLIR Systems Inc.	3,050	164,395
Flowserve Corp.	2,745	113,478
Fluor Corp.	2,623	127,845
FMC Corp.	2,257	196,562
FNF Group	4,148	153,310
Ford Motor Co.	47,885	553,072
Fortive Corp.	4,473	325,142
Franklin Resources Inc.	5,307	178,156
Freeport-McMoRan Inc.	17,751	299,992
Gap Inc. (The)	3,599	100,700
Garmin Ltd.	2,379	142,954
Gartner Inc.(a)	976	129,554
General Dynamics Corp.	3,599	725,954
General Electric Co.	117,791	1,658,497
General Mills Inc.	7,869	332,780
General Motors Co.	16,592	708,478
Genuine Parts Co.	2,501	227,066
GGP Inc.	8,296	168,243
Gilead Sciences Inc.	17,141	1,155,303
Global Payments Inc.	2,623	291,573
Goldman Sachs Group Inc. (The)	4,697	1,060,958
Goodyear Tire & Rubber Co. (The)	4,026	98,355
H&R Block Inc.	3,416	93,769
Halliburton Co.	11,468	570,418
Hanesbrands Inc.	5,551	101,195
Harley-Davidson Inc.	2,501	102,741
Harris Corp.	1,999	300,790
Hartford Financial Services Group Inc. (The)	5,673	296,868
Hasbro Inc.	1,709	148,256
HCA Healthcare Inc.	3,965	408,950
HCP Inc.	6,771	162,301
Helmerich & Payne Inc.	1,586	105,279
Henry Schein Inc.(a)	2,392	165,526
Hershey Co. (The)	2,379	214,205
Hess Corp.	3,904	235,880
Hewlett Packard Enterprise Co.	20,748	316,200

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Hilton Worldwide Holdings Inc.	3,052	$ 246,327
HollyFrontier Corp.	2,989	230,691
Hologic Inc.(a)	4,299	162,889
Home Depot Inc. (The)	15,250	2,844,887
Honeywell International Inc.	9,272	1,371,422
Hormel Foods Corp.	4,819	172,954
Host Hotels & Resorts Inc.(b)	10,004	216,387
HP Inc.	23,851	525,438
Humana Inc.	2,074	603,493
Huntington Bancshares Inc./OH	16,874	250,916
IAC/InterActiveCorp.(a)	873	135,437
IDEXX Laboratories Inc.(a)	915	190,512
IHS Markit Ltd.(a)	5,429	267,541
Illinois Tool Works Inc.	4,453	639,896
Illumina Inc.(a)	2,135	581,659
Incyte Corp.(a)	2,623	179,072
Ingersoll-Rand PLC	3,904	341,756
Intel Corp.	61,123	3,373,990
Intercontinental Exchange Inc.	8,174	579,455
International Business Machines Corp.	11,468	1,620,543
International Flavors & Fragrances Inc.	1,403	171,348
International Paper Co.	5,368	287,188
Interpublic Group of Companies Inc. (The)	6,771	153,025
Intuit Inc.	3,538	713,261
Intuitive Surgical Inc.(a)	1,708	785,116
Invesco Ltd.	6,405	174,985
IPG Photonics Corp.(a)	427	103,022
Iron Mountain Inc.	4,167	138,719
Jacobs Engineering Group Inc.	2,440	158,112
Jazz Pharmaceuticals PLC(a)	976	164,944
JB Hunt Transport Services Inc.	1,586	203,167
Jefferies Financial Group Inc.	6,100	133,468
JM Smucker Co. (The)	1,891	203,282
Johnson & Johnson	34,905	4,175,336
Johnson Controls International PLC	13,486	452,590
JPMorgan Chase & Co.	46,360	4,960,984
Juniper Networks Inc.	5,856	156,004
Kansas City Southern	1,891	202,621
Kellogg Co.	3,843	247,451
KeyCorp.	16,470	320,177
Keysight Technologies Inc.(a)	1,586	93,162
Kimberly-Clark Corp.	5,002	504,452
Kimco Realty Corp.	7,159	110,678
Kinder Morgan Inc./DE	30,439	507,723
KLA-Tencor Corp.	2,434	275,602
Kohl's Corp.	2,867	191,372
Kraft Heinz Co. (The)	8,784	504,904
Kroger Co. (The)	12,322	299,794
L Brands Inc.	3,477	117,905
L3 Technologies Inc.	1,342	266,159
Laboratory Corp. of America Holdings(a)	1,647	297,432
Lam Research Corp.	2,542	503,774
Las Vegas Sands Corp.	5,429	437,632
Leggett & Platt Inc.	4,453	183,909
Lennar Corp., Class A	2,623	135,714
Liberty Global PLC, Series A(a)	3,782	107,825
Liberty Global PLC, Series C, NVS(a)	6,893	190,798
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	4,697	216,954
Liberty Property Trust	3,111	137,537
Lincoln National Corp.	3,416	226,447
Security	Shares	Value
United States (continued)
LKQ Corp.(a)	5,246	$ 166,665
Lockheed Martin Corp.	3,381	1,063,460
Loews Corp.	4,270	208,675
Lowe's Companies Inc.	11,102	1,054,801
Lululemon Athletica Inc.(a)	1,708	179,425
LyondellBasell Industries NV, Class A	4,636	519,788
M&T Bank Corp.	2,074	356,894
Macerich Co. (The)	1,952	108,590
Macy's Inc.	4,331	151,195
ManpowerGroup Inc.	1,220	109,800
Marathon Oil Corp.	12,445	266,696
Marathon Petroleum Corp.	7,320	578,500
Markel Corp.(a)	244	267,688
Marriott International Inc./MD, Class A	4,583	620,355
Marsh & McLennan Companies Inc.	6,711	539,363
Martin Marietta Materials Inc.	976	217,521
Marvell Technology Group Ltd.	6,219	133,957
Masco Corp.	5,612	209,159
Mastercard Inc., Class A(b)	12,505	2,377,451
Mattel Inc.(b)	4,880	75,738
Maxim Integrated Products Inc.	4,575	268,324
McCormick & Co. Inc./MD, NVS	2,501	252,601
McDonald's Corp.	10,614	1,698,346
McKesson Corp.	2,928	415,600
Medtronic PLC	17,263	1,490,142
MercadoLibre Inc.(b)	549	159,666
Merck & Co. Inc.	34,916	2,078,549
MetLife Inc.	11,834	544,246
MGM Resorts International	7,137	224,459
Michael Kors Holdings Ltd.(a)	2,135	122,528
Microchip Technology Inc.	3,965	386,112
Micron Technology Inc.(a)	15,290	880,551
Microsoft Corp.	96,746	9,562,375
Mohawk Industries Inc.(a)	1,098	224,036
Molson Coors Brewing Co., Class B	2,623	161,708
Mondelez International Inc., Class A	20,252	795,296
Monsanto Co.	5,795	738,631
Monster Beverage Corp.(a)	5,673	290,231
Moody's Corp.	2,867	489,024
Morgan Stanley	19,581	981,791
Mosaic Co. (The)	4,941	135,828
Motorola Solutions Inc.	2,623	281,553
Mylan NV(a)	6,771	260,413
Nasdaq Inc.	2,135	196,121
National Oilwell Varco Inc.	5,368	222,343
Nektar Therapeutics(a)	2,135	171,376
NetApp Inc.	3,660	250,051
Netflix Inc.(a)	5,795	2,037,522
New York Community Bancorp. Inc.	9,699	112,411
Newell Brands Inc.	7,954	187,555
Newfield Exploration Co.(a)	3,086	90,235
Newmont Mining Corp.	7,503	292,092
News Corp., Class A, NVS	5,981	89,894
NextEra Energy Inc.	6,240	1,034,654
Nielsen Holdings PLC	4,880	147,230
NIKE Inc., Class B	16,775	1,204,445
Noble Energy Inc.	6,588	235,192
Nordstrom Inc.(b)	2,135	104,679
Norfolk Southern Corp.	3,965	601,292
Northern Trust Corp.	3,172	325,193

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Northrop Grumman Corp.	2,318	$ 758,565
Nucor Corp.	4,453	285,838
NVIDIA Corp.	7,869	1,984,483
O'Reilly Automotive Inc.(a)	1,161	312,785
Occidental Petroleum Corp.	10,065	847,473
Omnicom Group Inc.	3,477	250,622
ON Semiconductor Corp.(a)	2,928	73,581
ONEOK Inc.	5,309	361,861
Oracle Corp.	39,955	1,866,698
PACCAR Inc.	5,002	311,274
Palo Alto Networks Inc.(a)	1,525	317,337
Parker-Hannifin Corp.	2,196	375,296
Paychex Inc.	4,636	304,029
PayPal Holdings Inc.(a)	15,433	1,266,586
Pentair PLC	3,111	135,764
People's United Financial Inc.	8,784	161,713
PepsiCo Inc.	18,117	1,816,229
Perrigo Co. PLC	2,074	151,734
Pfizer Inc.	73,993	2,658,568
PG&E Corp.	6,649	288,101
Philip Morris International Inc.	20,557	1,635,104
Phillips 66	6,161	717,695
Pinnacle West Capital Corp.	2,257	179,680
Pioneer Natural Resources Co.	2,318	447,606
Plains GP Holdings LP, Class A	2,318	56,953
PNC Financial Services Group Inc. (The)(f)	5,490	787,321
PPG Industries Inc.	3,782	381,679
PPL Corp.	9,412	257,136
Praxair Inc.	3,660	571,912
Principal Financial Group Inc.	4,087	228,055
Procter & Gamble Co. (The)	33,163	2,426,537
Progressive Corp. (The)	8,663	537,886
Prologis Inc.	7,442	478,893
Prudential Financial Inc.	5,795	561,188
Public Service Enterprise Group Inc.	7,503	397,509
Public Storage	2,013	426,434
PulteGroup Inc.	5,490	166,072
PVH Corp.	1,220	195,200
Qorvo Inc.(a)	2,270	182,167
QUALCOMM Inc.	19,276	1,120,321
Quest Diagnostics Inc.	2,074	220,943
Qurate Retail Inc., Class A(a)	7,320	148,816
Ralph Lauren Corp.	976	131,350
Raytheon Co.	4,087	856,226
Realty Income Corp.	4,087	217,837
Red Hat Inc.(a)	3,152	511,948
Regency Centers Corp.	3,111	180,687
Regeneron Pharmaceuticals Inc.(a)	1,098	329,751
Regions Financial Corp.	19,703	359,383
Reinsurance Group of America Inc.	819	122,391
RenaissanceRe Holdings Ltd.	397	48,740
Republic Services Inc.	4,148	279,700
ResMed Inc.	1,464	150,514
Robert Half International Inc.	2,562	163,148
Rockwell Automation Inc.	2,074	363,800
Rockwell Collins Inc.	2,562	352,301
Roper Technologies Inc.	1,647	454,226
Ross Stores Inc.	5,490	433,051
Royal Caribbean Cruises Ltd.	2,318	243,344
S&P Global Inc.	3,843	758,992
Security	Shares	Value
United States (continued)
salesforce.com Inc.(a)	8,845	$ 1,143,924
SBA Communications Corp.(a)	1,952	308,553
SCANA Corp.	2,379	86,358
Schlumberger Ltd.	17,091	1,173,639
Seagate Technology PLC	3,538	199,366
Seattle Genetics Inc.(a)(b)	1,733	104,829
SEI Investments Co.	3,294	210,091
Sempra Energy	3,111	331,415
ServiceNow Inc.(a)	2,562	455,037
Sherwin-Williams Co. (The)	1,159	439,551
Simon Property Group Inc.	3,907	625,980
Sirius XM Holdings Inc.(b)	33,123	235,173
Skyworks Solutions Inc.	2,806	276,700
SL Green Realty Corp.	1,551	151,254
Southern Co. (The)	11,529	517,652
Southwest Airlines Co.	2,074	105,940
Spirit AeroSystems Holdings Inc., Class A	1,037	87,844
Splunk Inc.(a)	2,257	250,098
Sprint Corp.(a)(b)	14,097	72,459
Square Inc., Class A(a)	3,660	213,195
SS&C Technologies Holdings Inc.	2,074	105,587
Stanley Black & Decker Inc.	2,318	322,758
Starbucks Corp.	18,483	1,047,432
State Street Corp.	4,943	475,072
Stericycle Inc.(a)	1,403	89,090
Stryker Corp.	4,392	764,296
SunTrust Banks Inc.	6,649	448,874
SVB Financial Group(a)	671	209,439
Symantec Corp.	9,291	193,067
Synchrony Financial	9,764	338,127
Synopsys Inc.(a)	3,416	300,847
Sysco Corp.	7,320	476,020
T-Mobile U.S. Inc.(a)	4,514	251,430
T Rowe Price Group Inc.	3,538	429,584
Take-Two Interactive Software Inc.(a)	1,388	155,567
Tapestry Inc.	4,148	181,351
Targa Resources Corp.	4,148	201,717
Target Corp.	7,198	524,662
TD Ameritrade Holding Corp.	3,965	234,728
TE Connectivity Ltd.	4,819	448,553
TechnipFMC PLC	7,381	229,918
Tesla Inc.(a)(b)	1,830	521,056
Texas Instruments Inc.	12,200	1,365,302
Textron Inc.	4,453	296,481
Thermo Fisher Scientific Inc.	5,307	1,105,289
Tiffany & Co.	1,647	215,395
Time Warner Inc.	10,126	953,464
TJX Companies Inc. (The)	8,418	760,314
Toll Brothers Inc.	3,782	149,351
Torchmark Corp.	2,207	187,220
Total System Services Inc.	3,050	259,829
Tractor Supply Co.	2,074	154,119
TransDigm Group Inc.	793	264,949
TransUnion	2,074	142,276
Travelers Companies Inc. (The)	3,088	396,870
Trimble Inc.(a)	4,392	145,200
TripAdvisor Inc.(a)	1,952	101,777
Twenty-First Century Fox Inc., Class A, NVS	16,714	644,325
Twenty-First Century Fox Inc., Class B	3,111	118,747
Twitter Inc.(a)	9,394	325,972

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Tyson Foods Inc., Class A	4,392	$ 296,328
U.S. Bancorp.	21,533	1,076,435
UDR Inc.	4,819	175,749
Ulta Salon Cosmetics & Fragrance Inc.(a)	915	225,923
Under Armour Inc., Class A(a)	2,745	57,370
Under Armour Inc., Class C, NVS(a)	2,757	52,162
Union Pacific Corp.	10,614	1,515,255
United Parcel Service Inc., Class B	8,906	1,034,165
United Rentals Inc.(a)	1,342	214,143
United Technologies Corp.	10,004	1,248,699
UnitedHealth Group Inc.	12,627	3,049,547
Universal Health Services Inc., Class B	1,342	154,303
Unum Group	3,599	139,677
Valero Energy Corp.	6,222	754,106
Varian Medical Systems Inc.(a)	1,647	194,132
Veeva Systems Inc., Class A(a)	1,823	141,027
Ventas Inc.	5,012	273,956
VEREIT Inc.	22,387	160,291
VeriSign Inc.(a)	1,952	254,619
Verisk Analytics Inc.(a)	2,501	265,706
Verizon Communications Inc.	53,375	2,544,386
Vertex Pharmaceuticals Inc.(a)	3,660	563,640
VF Corp.	4,636	376,258
Viacom Inc., Class B, NVS	4,880	132,248
Visa Inc., Class A	24,034	3,141,724
VMware Inc., Class A(a)(b)	1,159	159,339
Vornado Realty Trust	2,562	178,597
Vulcan Materials Co.	2,135	272,725
Walmart Inc.	19,581	1,616,216
Walgreens Boots Alliance Inc.	11,590	723,100
Walt Disney Co. (The)	19,947	1,984,128
Waste Management Inc.	5,917	489,395
Waters Corp.(a)	1,403	270,246
WEC Energy Group Inc.	4,943	312,150
Wells Fargo & Co.	61,488	3,319,737
Welltower Inc.	4,941	284,849
Western Digital Corp.	4,103	342,642
Western Union Co. (The)	8,235	163,794
WestRock Co.	4,157	244,764
Weyerhaeuser Co.	10,614	396,221
Whirlpool Corp.	1,159	167,765
Williams Companies Inc. (The)	11,590	311,307
Willis Towers Watson PLC	1,769	267,384
Workday Inc., Class A(a)	1,892	247,776
Worldpay Inc., Class A(a)	3,643	289,509
WR Berkley Corp.	2,318	177,257
WW Grainger Inc.	785	242,557
Wyndham Worldwide Corp.	1,769	191,830
Wynn Resorts Ltd.	1,220	239,132
Xcel Energy Inc.	7,076	322,100
Xerox Corp.	3,157	85,807
Xilinx Inc.	3,599	245,128
XL Group Ltd.	4,087	227,155
XPO Logistics Inc.(a)	1,281	134,825
Xylem Inc./NY	2,745	193,248
Yum! Brands Inc.	4,758	386,968
Security	Shares	Value
United States (continued)
Zillow Group Inc., Class C, NVS(a)(b)	2,520	$ 146,992
Zimmer Biomet Holdings Inc.	2,623	292,491
Zoetis Inc.	7,015	587,155
		323,377,169
Total Common Stocks — 99.1% (Cost: $472,260,654)		535,101,005
Preferred Stocks
Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	2,379	293,391
Porsche Automobil Holding SE, Preference Shares, NVS	2,379	175,174
Sartorius AG, Preference Shares, NVS	671	98,142
Volkswagen AG, Preference Shares, NVS	2,928	550,069
		1,116,776
Total Preferred Stocks — 0.2% (Cost: $1,128,833)		1,116,776
Rights
Spain — 0.0%
Ferrovial SA, NVS (Expires 06/05/18)(a)	8,290	3,019
Total Rights — 0.0% (Cost: $3,001)		3,019
Short-Term Investments
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.98%(f)(g)(h)	8,081,147	8,082,763
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.64%(f)(g)	758,011	758,011
		8,840,774
Total Short-Term Investments — 1.7% (Cost: $8,839,708)		8,840,774
Total Investments in Securities — 101.0% (Cost: $482,232,196)		545,061,574
Other Assets, Less Liabilities — (1.0)%		(5,247,988)
Net Assets — 100.0%		$ 539,813,586

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

iShares® MSCI World ETF
Schedule of Investments (unaudited)(continued)
May 31, 2018

Affiliates
Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2018, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Shares Held at 08/31/17	Shares Purchased	Shares Sold	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,849,531	231,616 (a)	—	8,081,147	$ 8,082,763	$36,569 (b)	$ (1,075)	$ (443)
BlackRock Cash Funds: Treasury, SL Agency Shares	287,312	470,699 (a)	—	758,011	758,011	6,863	—	—
BlackRock Inc.	1,612	130	(156)	1,586	847,289	8,598	34,904	154,370
PNC Financial Services Group Inc. (The)	6,510	505	(1,525)	5,490	787,321	14,427	48,924	73,404
					$10,475,384	$66,457	$ 82,753	$ 227,331

(a)	Net of purchases and sales.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.
Futures Contracts
Futures contracts outstanding as of May 31, 2018 were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	15	06/15/18	$ 1,490	$ (23,813)
S&P 500 E-Mini	15	06/15/18	2,029	6,738
				$ (17,075)
Fair Value Measurements
Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of May 31, 2018. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$535,098,648	$ —	$ 2,357	$535,101,005
Preferred Stocks	1,116,776	—	—	1,116,776
Rights	3,019	—	—	3,019
Money Market Funds	8,840,774	—	—	8,840,774
	$545,059,217	$ —	$ 2,357	$545,061,574
Derivative financial instruments(a)
Assets
Futures Contracts	$ 6,738	$ —	$ —	$ 6,738
Liabilities
Futures Contracts	(23,813)	—	—	(23,813)
	$ (17,075)	$ —	$ —	$ (17,075)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.
Portfolio Abbreviations - Equity
ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

Item 2.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 is filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	July 30, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	July 30, 2018